UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2007 to May 31, 2008

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ultra ProShares

Ultra MarketCap

ULTRA ®
ULTRA Dow30SM
ULTRA S&P500®
ULTRA MidCap400
ULTRA SmallCap600
ULTRA Russell2000

Ultra Style

ULTRA Russell1000 Value
ULTRA Russell1000 Growth
ULTRA Russell MidCap Value
ULTRA Russell MidCap Growth
ULTRA Russell2000 Value
ULTRA Russell2000 Growth

Ultra Sector

ULTRA Basic Materials
ULTRA Consumer Goods
ULTRA Consumer Services
ULTRA Financials
ULTRA Health Care
ULTRA Industrials
ULTRA Oil & Gas
ULTRA Real Estate
ULTRA Semiconductors
ULTRA Technology
ULTRA Telecommunications
ULTRA Utilities

Short ProShares

Short/UltraShort MarketCap

SHORT ®
SHORT Dow30SM
SHORT S&P500®
SHORT MidCap400
SHORT SmallCap600
SHORT Russell2000
ULTRASHORT ®
ULTRASHORT Dow30SM
ULTRASHORT S&P500®
ULTRASHORT MidCap400
ULTRASHORT SmallCap600
ULTRASHORT Russell2000

UltraShort Style

ULTRASHORT Russell1000 Value
ULTRASHORT Russell1000 Growth
ULTRASHORT Russell MidCap Value
ULTRASHORT Russell MidCap Growth
ULTRASHORT Russell2000 Value
ULTRASHORT Russell2000 Growth

UltraShort Sector

ULTRASHORT Basic Materials
ULTRASHORT Consumer Goods
ULTRASHORT Consumer Services
ULTRASHORT Financials
ULTRASHORT Health Care
ULTRASHORT Industrials
ULTRASHORT Oil & Gas
ULTRASHORT Real Estate
ULTRASHORT Semiconductors
ULTRASHORT Technology
ULTRASHORT Telecommunications
ULTRASHORT Utilities

Short/UltraShort International

SHORT MSCI EAFE
SHORT MSCI Emerging Markets
ULTRASHORT MSCI EAFE
ULTRASHORT MSCI Emerging Markets
ULTRASHORT MSCI Japan
ULTRASHORT FTSE/Xinhua China 25

UltraShort Fixed-Income

ULTRASHORT Lehman 7-10 Year Treasury
ULTRASHORT Lehman 20+ Year Treasury

Annual Report

ProShares Trust

MAY 31, 2008

Table of Contents

1	Shareholder Letter

2	Management Discussion of Fund Performance

69	Expense Examples

75	Premium and Discount Information

Schedule of Portfolio Investments

96	ULTRA QQQ®

99	ULTRA Dow30SM

102	ULTRA S&P500®

105	ULTRA MidCap400

108	ULTRA SmallCap600

111	ULTRA Russell2000

115	ULTRA Russell1000 Value

118	ULTRA Russell1000 Growth

121	ULTRA Russell MidCap Value

124	ULTRA Russell MidCap Growth

127	ULTRA Russell2000 Value

130	ULTRA Russell2000 Growth

133	ULTRA Basic Materials

136	ULTRA Consumer Goods

140	ULTRA Consumer Services

144	ULTRA Financials

148	ULTRA Health Care

152	ULTRA Industrials

156	ULTRA Oil & Gas

159	ULTRA Real Estate

162	ULTRA Semiconductors

165	ULTRA Technology

170	ULTRA Telecommunications

172	ULTRA Utilities

175	SHORT QQQ®

177	SHORT Dow30SM

179	SHORT S&P500®

181	SHORT MidCap400

183	SHORT SmallCap600

185	SHORT Russell2000

187	ULTRASHORT QQQ®

189	ULTRASHORT Dow30SM

191	ULTRASHORT S&P500®

193	ULTRASHORT MidCap400

195	ULTRASHORT SmallCap600

197	ULTRASHORT Russell2000

199	ULTRASHORT Russell1000 Value

201	ULTRASHORT Russell1000 Growth

203	ULTRASHORT Russell MidCap Value

205	ULTRASHORT Russell MidCap Growth

207	ULTRASHORT Russell2000 Value

209	ULTRASHORT Russell2000 Growth

211	ULTRASHORT Basic Materials

213	ULTRASHORT Consumer Goods

215	ULTRASHORT Consumer Services

217	ULTRASHORT Financials

219	ULTRASHORT Health Care

221	ULTRASHORT Industrials

223	ULTRASHORT Oil & Gas

225	ULTRASHORT Real Estate

227	ULTRASHORT Semiconductors

229	ULTRASHORT Technology

231	ULTRASHORT Telecommunications

233	ULTRASHORT Utilities

235	SHORT MSCI EAFE

237	SHORT MSCI Emerging Markets

239	ULTRASHORT MSCI EAFE

241	ULTRASHORT MSCI Emerging Markets

243	ULTRASHORT FTSE/Xinhua China 25

245	ULTRASHORT MSCI Japan

247	ULTRASHORT Lehman 7-10 Year Treasury

249	ULTRASHORT Lehman 20+ Year Treasury

251	Statements of Assets and Liabilities

262	Statements of Operations

273	Statements of Changes in Net Assets

293	Financial Highlights

309	Notes to Financial Statements

330	Report of Independent Registered Public Accounting Firm

331	ProShares Trust Board Approval of Investment Advisory Agreements

333	Proxy Voting & Quarterly Portfolio Holdings Information

335	Trustees and Officers of ProShares Trust

Dear Shareholder,

At the beginning of this reporting period, ProShares had just completed the most successful first year of any ETF company, ever.1 Since then, ProShares has vaulted to new heights, becoming the fifth largest ETF provider in the nation2 and the seventh largest in the world.3

Driven by declining equity markets during the period, investors have increasingly turned to strategies that use short exposure to manage risk or seek profit when markets decline. Our 404 Short ProShares, which are designed to go up when markets go down, make getting short exposure as simple as buying an ETF. Investors have found them to be an attractive alternative in the recent market environment. In 2008, ProShares ranked second among all U.S. ETF companies in year-to-date net flows (through the end of May).5

Also contributing to ProShares' dynamic growth during the period was the introduction of 10 new ETFs. Last fall, we extended our lineup abroad with Short International ProShares, making it easy for investors to get short exposure to foreign markets. This spring, we introduced Ultra and UltraShort Telecommunications ProShares to our sector offerings, making ProShares the only place you can get short and leveraged exposure to all the major economic sectors. We also entered the fixed-income category with the first short Treasury ETFs, the only ETFs designed to rise when U.S. Treasury bond prices fall.

ProShares now manages over $20 billion, accounting for 99% of the country's short and leveraged ETF assets.6 Our lineup features 644 ETFs that provide short or leveraged exposure to almost any segment of the market, including a range of market-cap, style, sector, international and fixed-income indexes.

I believe our rapid growth demonstrates that investors value the simplicity ProShares ETFs bring to implementing sophisticated investment strategies. I hope that our ETFs have indeed made it simple for you to execute your strategies, and on behalf of everyone at ProShares, I thank you for your confidence and trust.

Sincerely,

Michael Sapir
Chairman

Carefully consider the investment objectives, risks, and charges and expenses of ProShares before investing. This and other information can be found in their prospectuses. For a ProShares prospectus, please visit www.proshares.com and seek advice from your financial adviser or broker. Financial professionals can call ProShares at 866-PRO-5125.

Investing involves risk, including possible loss of principal. ProShares ETFs entail certain risks, including aggressive investment technique, inverse correlation and market price variance risks, all of which can increase volatility and decrease performance. ProShares ETFs are not diversified investments, and narrowly focused investments typically exhibit higher volatility and may be more susceptible to single-issuer risk than a more diversified fund. Moreover, Short ProShares will lose value when markets rise. ProShares ETFs are distributed by SEI Investments Distribution Co., which is not affiliated with ProShare Advisors LLC or any other affiliate.

1 According to FRC, the total assets in ProShares ETFs after the first 12 months of operation were more than any other ETF provider's assets after its first 12 months of operation.

2 Source: Bloomberg, based on assets as of May 30, 2008.

3 Source: Morgan Stanley report "Exchange Traded Funds Q1 2008 Global Review."

4 The Short Financials and Short Oil & Gas ProShares launched on the American Stock Exchange on June 12, 2008.

5 Source: American Stock Exchange YTD net flows through May 2008.

6 Based on a comparison of average daily short and leveraged ETF assets for May 2008 for ProShares and Rydex. Source: Bloomberg.

ProShares Trust
Management Discussion of Fund Performance

May 31, 2008 (Unaudited)

Investment Strategies and Techniques:

Each series of ProShares Trust (each a "Fund" and collectively, the "Funds") is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security. ProShare Advisors LLC ("PSA") uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each Fund during the year:2

•  Benchmark Performance: The performance of the index underlying each Fund's benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance3. Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•  The Impact of Leverage on the Funds' Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of 200% or –200% of the daily performance of an index (i.e., the Ultra ProShares and UltraShort ProShares) was impacted proportionately more by the daily performance of the Funds' underlying indexes than those Funds that seek daily investment results (before fees and expenses) of –100% of the daily performance of an index (i.e., the Short ProShares). The performance of those Funds that seek daily investment results (before fees and expenses) of –100% or –200% (i.e., the Short ProShares and UltraShort ProShares) was inversely impacted by the daily performance of the Funds' underlying indexes.

•  Compounding of Daily Returns and Volatility: ProShares ETFs are designed to provide either 200%, –200% or –100% of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index's daily performance). You might expect that over the entire five-day period, the fund's total return would be double that of the index, but that's not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value
Start	100.0			$100.00
Day 1	103.0	3.0%	6.0%	$106.00
Day 2	99.9	-3.0%	-6.0%	$99.64
Day 3	103.9	4.0%	8.0%	$107.61
Day 4	101.3	-2.5%	-5.0%	$102.23
Day 5	105.1	3.7%	7.4%	$109.80
Total Return	5.1%		9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index's value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

To demonstrate this point, let's compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index's return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can't invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn't expect the Funds to provide 200%, –200% or –100% of index performance over longer periods. If you're interested in more details about the Funds' longer-term performance, please see the description of correlation risk in the Funds' prospectus, which you can download at www.proshares.com. Also, you can download the Funds' statement of additional information, which contains a deeper discussion of the factors that affect the Funds' longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•  Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•  Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•  Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds' benchmark indexes or securities.

ProShares Trust
Management Discussion of Fund Performance

May 31, 2008 (Unaudited) (continued)

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:

Fifty-two (52) Funds were in existence for the entire period covered by this annual report. Six international Funds, two sector Funds, and two fixed income Funds were launched on five different dates over this period. Below we review general economic and market events, as well as index performance, for the entire year ended May 31, 2008.

Economy:

Rising food and energy prices, increasing unemployment levels, and weakness within the housing sector weighed heavily on the economy throughout the year. As a result, the US economy faltered and consumer confidence plummeted to its lowest levels in more than 15 years. US consumers felt the pinch in their pocketbooks, despite receiving fiscal stimulus checks from the US government. Lower home values combined with a dramatic tightening in the credit markets have made it difficult for homeowners to borrow against the value of their homes to generate cash. Consumers who opted for variable rate mortgages now see their monthly payments ratcheting up with no commensurate increase in home value. With historically low savings rates, U.S. consumers are finding it more difficult to keep up with increasing expenses.

The surge in oil prices caused the Federal Reserve to revise its estimates for 2008 GDP growth to between 0.3% - 1.2%, from previous estimates of 1.3% - 2.0%. Pessimism on Wall Street continued as the short interest as a percentage of shares outstanding for the broad US indices increased in the S&P 400, S&P 500 and S&P 600 with the Financials and Consumer Discretionary sectors showing the highest short interest.

The reassessment of investor appetite for risk has travelled downstream as retail investors have moved from equity investments to fixed income, pushing yields and equity returns lower. Additionally, lending agencies have been forced to make their lending standards stricter as the credit market has tightened considerably. The demand for non-conforming loans in the secondary market has dwindled along with the ability of lending agencies to securitize and sell mortgages of questionable quality. Unlike conforming loans (those with uniform mortgage documents and national standards) which benefit from a more liquid secondary market due to the activities of Fannie Mae and Freddie Mac, the non-conforming loan market has suffered considerably. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) have been forced to take significant write-downs which have affected their own creditworthiness. Much of the depreciating equity values within the financial sectors can be attributable to the discount that investors are placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen, which has made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

For the period, within equity markets, growth stocks outperformed value stocks, while large cap companies outperformed companies with smaller capitalizations. Most major US indices suffered losses during the period with the S&P 500 down 6.7%. Lower US equity levels helped sustain stock buyback programs, however, leverage buyout activity remained low. Implied volatility within the period rose as measured by the CBOE VIX Index which moved from 13.1% to 18.1% although considerably off intra-period highs of 32.2%.

Treasury yields fell, as the 10 year yield drifted from 4.90% on May 31, 2007 to 4.08% on May 30, 2008 and the 2 year yields moved from 4.92% to 2.67%. Three Month T-bill yields also dipped from 4.93% to 1.91% as the Federal Reserve steadily cut the Fed Funds rate from 5.25% to 2.00%. Overall, the Fed was successful in engineering a normal yield curve, one wherein short-term yields are lower than long-term yields, from one that was relatively flat at the beginning of the period.

Natural resources advanced considerably higher as crude oil rose 98%, natural gas rose 51%, and the average price of regular gasoline jumped 49% during the one year period. Precious metals also rose in value as gold rose from $657 to $893 and silver escalated from $13.42 to $16.69 per Troy ounce.

Additionally, many of the major currencies strengthened against the US Dollar. Both the Euro and the Japanese Yen strengthened 13.3% against the US dollar for the year ended May 31, 2008.

Index Performance:

For the period of this report PSA managed Funds based on five broad categories of indices – market cap, sector, style, international and fixed-income.

For the period of this report, the U.S. equity market posted mixed results as measured by various broad-market indexes. These broader markets, with the exception of the NASDAQ 100, experienced negative returns ranging from –2.5% to –10.5%, with mid-cap stocks outperforming large-cap and large-cap outperforming small-cap stocks. The technology heavy NASDAQ 100, as well as other industries that either benefitted from or were immune to rising commodity costs, tended to perform better over the period. As measured by more narrowly based indexes, there were greater divergences between different segments and sectors of the market than witnessed last year.

PSA manages 18 exchange traded funds which have benchmarks which are market cap oriented, the performance for their indices are as follows. The NASDAQ-100 returned 5.9%, the S&P MidCap 400 Index returned –2.5%, the Dow Jones Industrial Average returned –5.0%, the S&P 500 Index returned –6.7%, the S&P SmallCap 600 Index returned –9.2% and the Russell 2000 index returned –10.5% for the year ending May 31, 2008.

Despite the generally poor returns of the broad market, there were some sectors which performed well. In particular, sectors generally regarded as "defensive" and categorized as having a beta less than one with respect to the S&P 500 performed well. Additionally, equities of energy companies outperformed. In general, companies which normally outperform in inflationary or recessionary environments did well, as the remaining sectors lagged. PSA manages 24 sector funds, two of which were launched during the year ending May 31, 2008. For the year ending May 31, 2008, these indices had the following returns: Oil & Gas, 25.1%; Basic Materials, 23.5%; Technology, 2.4%; Utilities, 1.7%; Industrials, –0.2%; Consumer Goods, –2.5%; Semi-Conductors, –3.5%; Health Care, –8.9%; Consumer Services, –13.7%; Real Estate, –15.2%; and Financials, –29.8%. Two Telecommunications sector funds were launched on March 27, 2008. The return of the underlying index from inception to May 31, 2008, was 10.1%.

After a period of seven years during which value oriented equities outperformed their growth counterparts, growth stocks returned to favor. Growth stocks characterized by lower book-to-price ratios and higher long-term growth prospects based on consensus earnings forecasts outperformed their value counterparts, although both growth and value styles as represented by the Russell indexes, experienced negative returns. PSA manages 12 style funds, each benchmarked to one of six Russell style indices. For the year ending May 31, 2008 these indices had the following returns: Russell 1000 Growth, –0.2%; Russell MidCap Growth, –0.8%; %; Russell 2000 Growth, –5.7%; Russell MidCap Value, –11.6%; Russell 1000 Value, –12.3%; and Russell 2000 Value, –15.3%.

International markets were not immune to the credit crunch and declining home prices in the US. European markets posted negative returns as investors grew concerned over the financial strength of banks and continued signs of economic weakness. On October 23, 2007, ProShares Trust launched two funds benchmarked to the MSCI EAFE Index. The MSCI EAFE Index returned –4.3% during the period from October 23, 2007, to May 31, 2008.

Credit tightening also impacted emerging market countries which have become increasingly dependent on foreign capital for further growth. Despite appreciating currencies relative to the US Dollar, the equity markets in many of the emerging market countries tumbled as country level credit risk forced lenders to reassess their lending capacity to these countries. ProShares Trust launched two funds benchmarked to the MSCI Emerging Markets Index on October 30, 2007. For the period October 30, 2007, to May 31, 2008, the MSCI Emerging Markets Index returned –8.2%.

The Japanese Yen appreciated against the U.S. Dollar over the period. The Chinese Yuan, although constrained by governmental collars, also appreciated against the U.S. Dollar. Consequently, Japanese and Chinese exporters found the demand for their goods in other countries dwindle and equity share prices seemed to reflect this concern. On November 6, 2007, ProShares Trust launched two funds benchmarked to the MSCI Japan and FTSE/Xinhua China 25 Indices respectively. The returns for these two indices since inception of the funds to May 31, 2008, were –2.2% and –21.0% respectively.

Throughout the year, longer term yields declined, though considerably less than short term yields. ProShares Trust launched two funds benchmarked to fixed income indices on April 29, 2008. From inception of the funds to May 31, 2008, the Lehman Brothers 7-10 Treasury Index and Lehman Brothers 20+ Treasury Index returned –1.8% and –2.7% respectively.

ProShares Trust
Management Discussion of Fund Performance

May 31, 2008 (Unaudited) (continued)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended May 31, 2008, was 19.9%, which was considerably higher than the prior year's volatility of 10.7%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the FTSE/Xinhua China 25 Index and the least volatile was the Lehman Brothers 7-10 Year US Treasury Index. The volatility of each index is shown below.

Underlying Index	One Year Return*	Index Volatility*
FTSE/Xinhua China 25 Index	-21.0%	37.7%
Dow Jones US Real Estate Index	-15.2%	32.5%
Dow Jones US Financials Index	-29.8%	32.4%
Dow Jones US Basic Materials Index	23.5%	30.0%
Dow Jones US Semiconductors Index	-3.5%	28.5%
Dow Jones US Oil & Gas Index	25.1%	26.5%
Russell 2000 Value Index	-15.3%	25.6%
Russell 2000 Index	-10.5%	24.6%
Russell 2000 Growth Index	-5.7%	24.3%
NASDAQ 100 Index	5.9%	23.4%
Dow Jones US Technology Index	2.4%	23.2%
S&P SmallCap 600 Index	-9.2%	23.2%
MSCI Japan Index	-2.2%	22.7%
Russell MidCap Growth Index	-0.8%	21.1%
Russell 1000 Value Index	-12.3%	21.1%
Russell MidCap Value Index	-11.6%	20.7%
Dow Jones US Industrials Index	-0.2%	20.6%
S&P MidCap 400 Index	-2.5%	20.4%
Dow Jones US Consumer Services Index	-13.7%	20.4%
S&P 500 Index	-6.7%	19.9%
Dow Jones US Utilities Index	1.7%	19.6%
Russell 1000 Growth Index	-0.2%	19.0%
Dow Jones Industrial Average	-5.0%	18.2%
MSCI Emerging Markets Index	-8.0%	18.0%
MSCI EAFE Index	-4.3%	16.4%
Dow Jones US Consumer Goods Index	-2.5%	14.5%
Dow Jones US Health Care Index	-8.9%	14.3%
Dow Jones US Select Telecommunications Index	10.1%	8.0%
Lehman Brothers 20+ Year U.S. Treasury Index	-2.7%	3.6%
Lehman Brothers 7-10 Year U.S. Treasury Index	-1.8%	2.1%

*  Return and volatility are for the shorter of fund inception or one year

Costs of Leveraged and Inverse Exposure The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 5.32% at the beginning of the year, dropping to a low of 2.30% in mid-May and rising again to 2.43% at the end of the period. Each Ultra Fund essentially pays one-times this rate plus a spread, while each Short and Ultra Short essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs. In the case of China, there were periods of time where the cost of obtaining short exposure completely offset what is normally a positive impact of financing rates on Inverse Funds.

PSA does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, PSA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

Ultra QQQ® (Ticker: QLD)

The Ultra QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning," requirements. The Index is calculated under a modified capitalization-weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 0.57%1, compared to a total return of 5.94%2 for the index. For the period, the Fund had an average daily volume of 6,763,862 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Inc (+55.27%), Gilead Sciences (+33.67%), and Oracle Corp (+17.85%), while the bottom three performers in this group were Comcast Corp (–17.65%), Ebay Inc (–7.83%), and Microsoft Corp (–6.33%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra QQQ® Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Ultra QQQ® Fund	0.57%	20.91%
NASDAQ-100 Index	5.94%	15.54%
Expense Ratios**
Fund	Gross	Net
Ultra QQQ® Fund	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	100%
Futures Contracts	14%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.3%
QUALCOMM, Inc.	4.6%
Microsoft Corp.	4.4%
Google, Inc., Class A	4.1%
Research in Motion Ltd.	3.8%

NASDAQ-100 Index – Composition

% of Index
Technology	43.8%
Communications	29.3%
Consumer, Non-cyclical	15.2%
Consumer, Cyclical	7.1%
Industrial	3.8%
Basic Materials	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Dow30SM (Ticker: DDM)

The Ultra Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –17.59%1, compared to a total return of –5.03%2 for the index. For the period, the Fund had an average daily volume of 832,383 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were International Business Machines (+23.25%), Exxon Mobil (+8.54%), and Johnson & Johnson (+8.31%), , while the bottom three performers in this group were American International Group (–49.69%), American Express (–27.78%), and Boeing Co (–16.33%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Dow30SM Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Ultra Dow30SM Fund	-17.59%	11.88%
Dow Jones U.S. Industrial Average	-5.03%	10.23%
Expense Ratios**
Fund	Gross	Net
Ultra Dow30SM Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	99%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	7.2%
Chevron Corp.	5.5%
Exxon Mobil Corp.	5.0%
Boeing Co	4.6%
Caterpillar, Inc.	4.6%

Dow Jones U.S. Industrials Average
Index – Composition

% of Index
Industrial	22.2%
Consumer, Non-cyclical	16.0%
Technology	14.7%
Energy	12.1%
Financial	11.7%
Consumer, Cyclical	10.4%
Communications	7.2%
Basic Materials	5.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra S&P500® (Ticker: SSO)

The Ultra S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –20.88%1, compared to a total return of –6.70%2 for the index. For the period, the Fund had an average daily volume of 4,041,458 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Exxon Mobil Corp (+8.54%), Johnson & Johnson (+8.31%), and Proctor & Gamble (+6.18%), while the bottom three performers in this group were Citigroup Inc (–57.82%), American International Group (–49.69%), and Bank of America (–29.94%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra S&P500® Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Ultra S&P500® Fund	-20.88%	8.13%
S&P 500 Index	-6.70%	8.51%
Expense Ratios**
Fund	Gross	Net
Ultra S&P500® Fund	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	100%
Futures Contracts	13%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.3%
General Electric Co.	2.2%
AT&T, Inc.	1.7%
Microsoft Corp.	1.6%
Chevron Corp.	1.4%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	20.4%
Financial	15.7%
Energy	14.4%
Industrial	12.1%
Technology	11.3%
Communications	11.3%
Consumer, Cyclical	7.4%
Basic Materials	3.7%
Utilities	3.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra MidCap400 (Ticker: MVV)

The Ultra MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –13.85%1, compared to a total return of –2.50%2 for the index. For the period, the Fund had an average daily volume of 160,736 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Southwestern Energy (+86.30%), Harris Corp (+33.14%), and Newfield Explora (+31.64%), while the bottom three performers in this group were Manpower Inc (–30.46%), Lam Research (–24.15%), and Martin Mar Materials (–24.08%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MidCap400 Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Ultra MidCap400 Fund	-13.85%	13.97%
S&P MidCap 400 Index	-2.50%	11.72%
Expense Ratios**
Fund	Gross	Net
Ultra MidCap400 Fund	1.34%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	97%
Futures Contracts	14%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southwestern Energy Co.	1.2%
Activision, Inc.	0.8%
Cleveland-Cliffs, Inc.	0.7%
Arch Coal, Inc.	0.7%
FMC Technologies, Inc.	0.7%

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	18.2%
Industrial	17.5%
Financial	14.7%
Energy	12.1%
Consumer, Cyclical	11.4%
Technology	8.1%
Basic Materials	6.8%
Utilities	6.3%
Communications	4.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra SmallCap600 (Ticker: SAA)

The Ultra SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The component stocks in the Index have a market capitalization between $300 million and $1 billion (which may fluctuate depending on the overall level of the equity markets), and are selected for liquidity and industry group representation.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –25.80%1, compared to a total return of –9.21%2 for the index. For the period, the Fund had an average daily volume of 16,180 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Cabot Oil & Gas (+54.95%), Shaw Group Inc (+50.77%), and Trimble Navigation (+36.49%), while the bottom three performers in this group were Southern Union (–22.20%), Atmos Energy (–11.31%), and Varian Semi (–9.77%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra SmallCap600 Fund from January 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/23/07)
Ultra SmallCap600 Fund	-25.80%	-9.36%
S&P SmallCap 600 Index	-9.21%	0.11%
Expense Ratios**
Fund	Gross	Net
Ultra SmallCap600 Fund	2.48%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cabot Oil & Gas Corp.	1.0%
Flir Systems, Inc.	0.9%
Massey Energy Co.	0.9%
Trimble Navigation Ltd.	0.8%
Oceaneering International, Inc.	0.7%

S&P SmallCap 600 Index – Composition

% of Index
Industrial	21.8%
Consumer, Non-cyclical	17.0%
Financial	15.6%
Consumer, Cyclical	13.5%
Energy	10.7%
Technology	9.4%
Utilities	4.7%
Communications	4.3%
Basic Materials	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell2000 (Ticker: UWM)

The Ultra Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –28.28%1, compared to a total return of –10.53%2 for the index. For the period, the Fund had an average daily volume of 588,187 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Flir Systems (+90.62%), Nationwide Health (+16.30%), and Equinox (+9.28%), while the bottom three performers in this group were Sotheby's (–42.47%), Valueclick Inc (–35.81%), and Polycom Inc (–21.44%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Fund from January 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/23/07)
Ultra Russell2000 Fund	-28.28%	-13.87%
Russell 2000 Index	-10.53%	-2.30%
Expense Ratios**
Fund	Gross	Net
Ultra Russell2000 Fund	2.50%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	103%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CF Industries Holdings, Inc.	0.5%
PetroHawk Energy Corp	0.5%
Hologic, Inc.	0.4%
Alpha Natural Resources, Inc.	0.4%
Bucyrus International, Inc.	0.4%

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.4%
Financial	18.0%
Industrial	16.0%
Consumer, Cyclical	10.9%
Technology	9.2%
Energy	9.0%
Communications	8.4%
Basic Materials	4.7%
Utilities	3.1%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell1000 Value (Ticker: UVG)

The Ultra Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 1000® Value Index. The Russell 1000 Value Index is a subset of the Russell 1000 Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 1000 Index. The Index represents approximately 51% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –30.10%1, compared to a total return of –12.29%2 for the index. For the period, the Fund had an average daily volume of 5,133 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Chevron Corp (+25.06%), Exxon Mobil Corp (+8.54%), and Proctor & Gamble (+6.18%), while the bottom three performers in this group were Citigroup Corp (–57.82%), American International Group (–49.69%), and Bank of America (–29.94%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell1000 Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Value Fund	-30.10%	-19.50%
Russell 1000 Value Index	-12.29%	-6.05%
Expense Ratios**
Fund	Gross	Net
Ultra Russell1000 Value Fund	2.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	108%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	5.3%
General Electric Co.	3.9%
AT&T, Inc.	3.4%
Chevron Corp.	3.0%
Bank of America Corp.	2.1%

Russell 1000 Value Index – Composition

% of Index
Financial	26.4%
Energy	18.5%
Consumer, Non-cyclical	15.1%
Industrial	11.5%
Communications	10.4%
Utilities	6.6%
Consumer, Cyclical	4.8%
Basic Materials	4.5%
Technology	2.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell1000 Growth (Ticker: UKF)

The Ultra Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 1000® Growth Index. The Russell 1000 Growth Index is a subset of the Russell 1000 Index. The Index is capitalization weighted, and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 1000 Index. The Index represents approximately 49% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –8.94%1, compared to a total return of –0.18%2 for the index. For the period, the Fund had an average daily volume of 21,562 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple (+55.27%), and Wal-Mart Stores (+23.56%), and International Business Machines Corp (+23.25%), while the bottom three performers in this group were General Electric (–15.63%), Microsoft Corp (–6.33%), and Cisco Systems (–0.74%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell1000 Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Growth Fund	-8.94%	-1.09%
Russell 1000 Growth Index	-0.18%	3.91%
Expense Ratios**
Fund	Gross	Net
Ultra Russell1000 Growth Fund	2.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.7%
Apple, Inc.	1.9%
Cisco Systems, Inc.	1.9%
International Business Machines Corp.	1.6%
Intel Corp.	1.6%

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	24.9%
Technology	18.5%
Industrial	13.5%
Communications	11.6%
Consumer, Cyclical	10.3%
Energy	10.1%
Financial	6.2%
Basic Materials	3.6%
Utilities	1.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell MidCap Value (Ticker: UVU)

The Ultra Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell MidCap® Value Index. The Russell MidCap Value Index measures the performance of the mid-capitalization value sector of the United States equity market. The Index represents approximately 52% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –28.91%1, compared to a total return of –11.56%2 for the index. For the period, the Fund had an average daily volume of 3,386 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Hess Corp (+108.51%), PPL Corp (+14.59%), and Prologis (–1.03%), while the bottom three performers in this group were Quest Communications (–51.43%), Xerox Corp (–27.64%), and PG&E Corp (–16.84%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Value Fund	-28.91%	-19.25%
Russell MidCap Value Index	-11.56%	-5.91%
Expense Ratios**
Fund	Gross	Net
Ultra Russell MidCap Value Fund	2.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hess Corp.	1.7%
CSX Corp.	1.1%
United States Steel Corp.	1.0%
Murphy Oil Corp.	0.9%
Edison International	0.9%

Russell MidCap Value Index – Composition

% of Index
Financial	26.4%
Utilities	13.0%
Industrial	12.6%
Energy	11.1%
Consumer, Non,Cyclical	10.9%
Consumer, Cyclical	7.1%
Basic Materials	7.1%
Communications	6.1%
Technology	5.2%
Diversified	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell MidCap Growth (Ticker: UKW)

The Ultra Russell MidCap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell MidCap® Growth Index. The Russell MidCap Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market. The Index represents approximately 48% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –10.93%1, compared to a total return of –0.80%2 for the index. For the period, the Fund had an average daily volume of 7,895 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were National Oilwell (+76.43%), Yum! Brands Inc (+19.16%), and American Tower (+5.88%), while the bottom three performers in this group were JC Penney Co (–49.17%), Harley Davidson (–30.22%), and Coach (–29.32%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Growth Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Growth Fund	-10.93%	-2.31%
Russell MidCap Growth Index	-0.80%	3.68%
Expense Ratios**
Fund	Gross	Net
Ultra Russell MidCap Growth Fund	2.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Oilwell Varco, Inc.	1.3%
Weatherford International Ltd.	1.2%
Mastercard, Inc.	0.9%
Peabody Energy Corp.	0.7%
Williams Cos., Inc.	0.7%

Russell MidCap Growth Index – Composition

% of Index
Consumer, Non-cyclical	19.7%
Industrial	17.0%
Energy	15.3%
Technology	13.5%
Consumer, Cyclical	12.7%
Financial	7.5%
Communications	7.1%
Basic Materials	4.2%
Utilities	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell2000 Value (Ticker: UVT)

The Ultra Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Value Index. The Russell 2000 Value Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization value sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –35.68%1, compared to a total return of –15.32%2 for the index. For the period, the Fund had an average daily volume of 7,740 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were CF Industries (+206.7%), Aptargroup Inc (+20.63%), and Nationwide Health (+16.30%), while the bottom three performers in this group were Jack In The Box (–35.74%), Lear Corp (–27.81%), and Apollo Investment Corp (–14.39%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Value Fund	-35.68%	-28.65%
Russell 2000 Value Index	-15.32%	-11.02%
Expense Ratios**
Fund	Gross	Net
Ultra Russell2000 Value Fund	2.64%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CF Industries Holdings, Inc.	1.0%
Exterran Holdings, Inc.	0.7%
Whiting Petroleum Corp.	0.6%
SAIC, Inc.	0.6%
Encore Acquisition Co.	0.5%

Russell 2000 Value Index – Composition

% of Index
Financial	29.8%
Industrial	14.4%
Consumer, Non-cyclical	13.1%
Consumer, Cyclical	9.7%
Energy	7.4%
Basic Materials	6.9%
Communications	6.3%
Technology	6.1%
Utilities	5.9%
Diversified	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell2000 Growth (Ticker: UKK)

The Ultra Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Growth Index. The Russell 2000 Growth Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization growth sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –20.16%1, compared to a total return of –5.72%2 for the index. For the period, the Fund had an average daily volume of 11,925 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Bucyrus International (+99.97%), Flir Systems (+90.62%), and Aeropostale Inc (+13.20%), while the bottom three performers in this group were Men's Wearhouse (–60.84%), Sotheby's (–42.47%), and Valueclick (–35.81%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Growth Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Growth Fund	-20.16%	-12.41%
Russell 2000 Growth Index	-5.72%	-1.47%
Expense Ratios**
Fund	Gross	Net
Ultra Russell2000 Growth Fund	2.60%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hologic, Inc.	0.8%
Alpha Natural Resources, Inc.	0.8%
Bucyrus International, Inc.	0.7%
Flir Systems, Inc.	0.7%
priceline.com, Inc.	0.7%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.9%
Industrial	16.9%
Consumer, Cyclical	12.1%
Technology	12.0%
Energy	10.8%
Communications	10.2%
Financial	7.5%
Basic Materials	2.9%
Utilities	0.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Basic Materials (Ticker: UYM)

The Ultra Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 31.61%1, compared to a total return of 23.54%2 for the index. For the period, the Fund had an average daily volume of 30,359 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Monsanto Co (+108.28%), Freeport-McMoRan (+49.22%), and Praxair Inc (+41.91%), while the bottom three performers in this group were International Paper Co (–28.30%), Weyerhaeuser Co (–21.21%), and Dow Chemical (–7.29%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Basic Materials Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Basic Materials Fund	31.61%	50.03%
Dow Jones U.S. Basic Materials Index	23.54%	31.02%
Expense Ratios**
Fund	Gross	Net
Ultra Basic Materials Fund	1.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	9.8%
Freeport-McMoRan Copper & Gold, Inc.	6.3%
El Du Pont de Nemours & Co.	6.1%
Dow Chemical Co. (The)	5.4%
Alcoa, Inc.	4.7%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	53.1%
Industrial Metals	28.1%
Mining	14.1%
Forestry and Paper	4.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Consumer Goods (Ticker: UGE)

The Ultra Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Consumer Goods Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund's benchmark was called, the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –11.90%1, compared to a total return of –2.53%2 for the index. For the period, the Fund had an average daily volume of 5,661 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Colgate Palmolive (+13.30%), Coca Cola Co (+10.73%), and Anheuser Busch (+10.63%), while the bottom three performers in this group were Kimberly Clark (–7.19%), Johnson Controls (–5.59%), and Kraft Foods Inc (–0.90%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Goods Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Goods Fund	-11.90%	-2.61%
Dow Jones U.S. Consumer Goods Index	-2.53%	2.49%
Expense Ratios**
Fund	Gross	Net
Ultra Consumer Goods Fund	2.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	13.9%
Coca-Cola Co. (The)	8.3%
Philip Morris International, Inc.	7.5%
PepsiCo, Inc.	7.5%
Altria Group, Inc.	3.2%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	23.4%
Household Goods	21.7%
Food Products	17.6%
Tobacco	14.0%
Personal Goods	11.8%
Automobiles and Parts	6.7%
Leisure Goods	4.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Consumer Services (Ticker: UCC)

The Ultra Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Consumer Services Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund's benchmark was called, the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –32.18%1, compared to a total return of –13.74%2 for the index. For the period, the Fund had an average daily volume of 5,171 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Wal-Mart Stores (+23.56%), McDonalds Corp (+21.26%), and CVS Caremark Corp (+11.73%), while the bottom three performers in this group were Home Depot Inc (–27.54%), Lowe's Co (–25.95%), and Time Warner Inc (–24.60%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Services Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Services Fund	-32.18%	-22.62%
Dow Jones U.S. Consumer Services Index	-13.74%	-8.04%
Expense Ratios**
Fund	Gross	Net
Ultra Consumer Services Fund	2.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	8.0%
McDonald's Corp.	3.8%
Comcast Corp.	3.6%
CVS Caremark Corp.	3.4%
Walt Disney Co. (The)	3.3%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	40.4%
Media	29.0%
Travel and Leisure	17.2%
Food and Drug Retailers	13.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Financials (Ticker: UYG)

The Ultra Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Financials Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –57.74%1, compared to a total return of –29.82%2 for the index. For the period, the Fund had an average daily volume of 3,504,851 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were JP Morgan Chase (–14.26%), Well Fargo & Co (–20.54%), and Goldman Sachs Group Inc (–23.04%), while the bottom three performers in this group were Citigroup Inc (–57.82%), Wachovia Corp (–53.24%), and Merrill Lynch (–51.50%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Financials Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Financials Fund	-57.74%	-46.57%
Dow Jones U.S. Financials Index	-29.82%	-21.75%
Expense Ratios**
Fund	Gross	Net
Ultra Financials Fund	2.28%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	5.7%
JPMorgan Chase & Co.	5.4%
Citigroup, Inc.	4.3%
Wells Fargo & Co.	3.3%
American International Group, Inc.	3.0%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	36.9%
General Financial	26.3%
Nonlife Insurance	16.5%
Real Estate	13.2%
Life Insurance	7.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Health Care (Ticker: RXL)

The Ultra Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –22.95%1, compared to a total return of –8.90%2 for the index. For the period, the Fund had an average daily volume of 7,560 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Johnson & Johnson (+8.31%), Abbott Labs (+2.46%), and Medtronic Inc (–3.78%), while the bottom three performers in this group were United Health Group (–37.48%), Pfizer Inc (–25.66%), and Merck & Co (–23.44%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Health Care Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Health Care Fund	-22.95%	-10.84%
Dow Jones U.S. Health Care Index	-8.90%	-2.01%
Expense Ratios**
Fund	Gross	Net
Ultra Health Care Fund	2.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	10.5%
Pfizer, Inc.	7.4%
Abbott Laboratories	4.8%
Merck & Co., Inc.	4.7%
Wyeth	3.3%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	62.3%
Health Care Equipment and Services	37.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Industrials (Ticker: UXI)

The Ultra Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Industrials Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –9.63%1, compared to a total return of –0.15%2 for the index. For the period, the Fund had an average daily volume of 7,766 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Burlington North (+23.11%), Emerson Electric Co (+22.75%), and Caterpillar Inc (+7.20%), while the bottom three performers in this group were Boeing Co (–16.33%), General Electric (–15.63%), and Tyco International Ltd (12.72%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Industrial Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Industrials Fund	-9.63%	9.04%
Dow Jones U.S. Industrials Index	-0.15%	9.40%
Expense Ratios**
Fund	Gross	Net
Ultra Industrials Fund	2.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	13.1%
United Technologies Corp.	2.7%
Boeing Co.	2.4%
Caterpillar, Inc.	2.2%
3M Co.	2.1%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	26.4%
Aerospace and Defense	16.6%
Industrial Transportation	13.1%
Industrial Engineering	13.0%
Support Services	12.8%
Electronic & Electrical Equipment	11.1%
Construction and Materials	7.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Oil & Gas (Ticker: DIG)

The Ultra Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Oil & Gas Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 37.97%1, compared to a total return of 25.06%2 for the index. For the period, the Fund had an average daily volume of 165,979 and an average daily statistical correlation of over 0.99 to twice the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Occidental Petroleum (+69.73%), Devon Energy Co (+52.00%), and Transocean (+44.15%), while the bottom three performers in this group were Valero Energy (–31.27%), Marathon Oil (–15.48%), and Exxon Mobil Corp (+8.54%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Industrial Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Oil & Gas Fund	37.97%	60.10%
Dow Jones U.S. Oil & Gas Index	25.06%	34.20%
Expense Ratios**
Fund	Gross	Net
Ultra Oil & Gas Fund	1.62%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	108%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.1%
Chevron Corp.	10.0%
ConocoPhillips	6.5%
Schlumberger Ltd.	5.8%
Occidental Petroleum Corp.	3.7%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.1%
Oil Equipment, Services and Distribution	25.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Real Estate (Ticker: URE)

The Ultra Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –38.58%1, compared to a total return of –15.21%2 for the index. For the period, the Fund had an average daily volume of 93,406 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Public Storage (+1.06%), Prologis (–1.03%), and Simon Property (–4.46%), while the bottom three performers in this group were Host Hotels & Real Estate (–28.98%), Gen Growth Properties (–26.27%), and Avalonbay Communities (–19.83%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Real Estate Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Real Estate Fund	-38.58%	-36.83%
Dow Jones U.S. Real Estate Index	-15.21%	-14.53%
Expense Ratios**
Fund	Gross	Net
Ultra Real Estate Fund	1.87%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	107%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.7%
Prologis	4.8%
Vornado Realty Trust	4.2%
Boston Properties, Inc.	3.5%
Equity Residential	3.5%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Semiconductors (Ticker: USD)

The Ultra Semiconductors ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Semiconductors Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –18.56%1, compared to a total return of –3.46%2 for the index. For the period, the Fund had an average daily volume of 76,128 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Memc Electric Materials (+12.96%), Nvidia (+6.96%), and Intel Corp (+6.75%), while the bottom three performers in this group were Sandisk Corp (–34.99%), KLA-Tencor Corp (–15.07%), and Texas Instruments (–7.03%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Semiconductors Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Semiconductors Fund	-18.56%	-6.59%
Dow Jones U.S. Semiconductors Index	-3.46%	2.88%
Expense Ratios**
Fund	Gross	Net
Ultra Semiconductors Fund	1.94%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	107%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	31.0%
Texas Instruments, Inc.	9.9%
Applied Materials, Inc.	6.2%
MEMC Electronic Materials, Inc.	3.6%
Nvidia Corp.	3.2%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Technology (Ticker: ROM)

The Ultra Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –5.93%1, compared to a total return of 2.42%2 for the index. For the period, the Fund had an average daily volume of 62,199 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Inc (+55.75%), International Business Machines (+23.25%), and Oracle Corp (+17.85%), while the bottom three performers in this group were Dell Inc (–14.31%), Microsoft Inc (–6.39%), and Cisco Systems Inc (–0.74%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Technology Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Technology Fund	-5.93%	3.63%
Dow Jones U.S. Technology Index	2.42%	7.14%
Expense Ratios**
Fund	Gross	Net
Ultra Technology Fund	2.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.3%
International Business Machines Corp.	7.0%
Apple, Inc.	6.5%
Cisco Systems, Inc.	6.3%
Google, Inc., Class A	5.4%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	56.5%
Software and Computer Services	43.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Telecommunications (Ticker: LTL)

The Ultra Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Select Telecommunications Index. The Dow Jones U.S. Technology Index measures providers of fixed-line and mobile telephone services. Fixed-line includes regional and long-distance carriers. Mobile includes cellular, satellite and paging services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on March 25, 2008 to May 31, 2008, the Fund had a total return of 27.21%1, compared to a total return of 10.13%2 for the index. For the period, the Fund had an average daily volume of 1,057 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were NII Holdings (+58.01%), Sprint Nextel Co (+44.22%), and Leucadia Nat'l (+20.67%), while the bottom three performers in this group were Qwest Communications (4.45%), AT&T Inc (7.04%), and Virgin Media Inc (8.66%).

As the Ultra Telecommunications ProShares does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**
Fund	Gross	Net
Ultra Telecommunications Fund	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 27, 2008. Contractual fee waivers are in effect through March 26, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	17.1%
Verizon Communications, Inc.	11.1%
Sprint Nextel Corp.	7.5%
NII Holdings, Inc.	3.8%
Leucadia National Corp.	3.6%

Dow Jones U.S. Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	71.8%
Mobile Telecommunications	28.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Utilities (Ticker: UPW)

The Ultra Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –5.75%1, compared to a total return of 1.67%2 for the index. For the period, the Fund had an average daily volume of 11,316 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were FirstEnergy Corp (+17.21%), Exelon Corp (+15.55%), and PPL Corp (+14.59%), while the bottom three performers in this group were Edison International (–6.61%), Duke Energy Corp (–0.85%), and Public Service Enterprises (+2.20%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Utilities Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
Ultra Utilities Fund	-5.75%	15.78%
Dow Jones U.S. Utilities Index	1.67%	12.57%
Expense Ratios**
Fund	Gross	Net
Ultra Utilities Fund	1.88%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	8.2%
Southern Co.	3.9%
Dominion Resources, Inc.	3.8%
FPL Group, Inc.	3.6%
FirstEnergy Corp.	3.4%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72.4%
Gas, Water & Multi Utilities	27.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short QQQ® (Ticker: PSQ)

The Short QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the NASDAQ-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning," requirements. The Index is calculated under a modified capitalization-weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –4.16%1, compared to a total return of 5.94%2 for the index. For the period, the Fund had an average daily volume of 97,182 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short QQQ® Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Short QQQ® Fund	-4.16%	-9.69%
NASDAQ-100 Index	5.94%	15.54%
Expense Ratios**
Fund	Gross	Net
Short QQQ® Fund	1.14%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-88%
Futures Contracts	-12%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	43.8%
Communications	29.3%
Consumer, Non-cyclical	15.2%
Consumer, Cyclical	7.1%
Industrial	3.8%
Basic Materials	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short Dow30SM (Ticker: DOG)

The Short Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 9.33%1, compared to a total return of –5.03%2 for the index. For the period, the Fund had an average daily volume of 228,804 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Dow30SM Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Short Dow30SM Fund	9.33%	-3.59%
Dow Jones Industrial Average	-5.03%	10.23%
Expense Ratios**
Fund	Gross	Net
Short Dow30SM Fund	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-85%
Futures Contracts	-15%
Total Exposure	-	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrial	22.2%
Consumer, Non-cyclical	16.0%
Technology	14.7%
Energy	12.1%
Financial	11.7%
Consumer, Cyclical	10.4%
Communications	7.2%
Basic Materials	5.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short S&P500® (Ticker: SH)

The Short S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 10.76%1, compared to a total return of –6.70%2 for the index. For the period, the Fund had an average daily volume of 255,892 and an average daily statistical correlation of over 0.99 to that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short S&P500® Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Short S&P500® Fund	10.76%	-2.29%
S&P 500 Index	-6.70%	8.51%
Expense Ratios**
Fund	Gross	Net
Short S&P500® Fund	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-87%
Futures Contracts	-13%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	20.4%
Financial	15.7%
Energy	14.4%
Industrial	12.1%
Technology	11.3%
Communications	11.3%
Consumer, Cyclical	7.4%
Basic Materials	3.7%
Utilities	3.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short MidCap400 (Ticker: MYY)

The Short MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 5.55%1, compared to a total return of –2.50%2 for the index. For the period, the Fund had an average daily volume of 45,329 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MidCap400 Fund from June 19, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (6/19/06)
Short MidCap400 Fund	5.55%	-5.73%
S&P MidCap 400 Index	-2.50%	11.72%
Expense Ratios**
Fund	Gross	Net
Short MidCap400 Fund	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-90%
Futures Contracts	-10%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	18.2%
Industrial	17.5%
Financial	14.7%
Energy	12.1%
Consumer, Cyclical	11.4%
Technology	8.1%
Basic Materials	6.8%
Utilities	6.3%
Communications	4.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short SmallCap600 (Ticker: SBB)

The Short SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The component stocks in the Index have a market capitalization between $300 million and $1 billion (which may fluctuate depending on the overall level of the equity markets), and are selected for liquidity and industry group representation.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 11.89%1, compared to a total return of –9.21%2 for the index. For the period, the Fund had an average daily volume of 8,805 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short SmallCap 600 Fund from January 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/23/07)
Short SmallCap 600 Fund	11.89%	2.98%
S&P SmallCap 600 Index	-9.21%	0.11%
Expense Ratios**
Fund	Gross	Net
Short SmallCap600 Fund	1.89%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrial	21.8%
Consumer, Non-cyclical	17.0%
Financial	15.6%
Consumer, Cyclical	13.5%
Energy	10.7%
Technology	9.4%
Utilities	4.7%
Communications	4.3%
Basic Materials	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short Russell2000 (Ticker: RWM)

The Short Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 12.14%1, compared to a total return of –10.53%2 for the index. For the period, the Fund had an average daily volume of 54,724 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Russell2000 Fund from January 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/23/07)
Short Russell2000 Fund	12.14%	4.43%
Russell 2000 Index	-10.53%	-2.30%
Expense Ratios**
Fund	Gross	Net
Short Russell2000 Fund	1.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-90%
Futures Contracts	-10%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.4%
Financial	18.0%
Industrial	16.0%
Consumer, Cyclical	10.9%
Technology	9.2%
Energy	9.0%
Communications	8.4%
Basic Materials	4.7%
Utilities	3.1%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort QQQ® (Ticker: QID)

The UltraShort QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the NASDAQ-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning," requirements. The Index is calculated under a modified capitalization-weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –15.71%1, compared to a total return of 5.94%2 for the index. For the period, the Fund had an average daily volume of 30,820,159 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort QQQ® Fund from July 11, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (7/11/06)
UltraShort QQQ® Fund	-15.71%	-26.03%
NASDAQ-100 Index	5.94%	16.71%
Expense Ratios**
Fund	Gross	Net
UltraShort QQQ® Fund	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-186%
Futures Contracts	-14%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	43.8%
Communications	29.3%
Consumer, Non-cyclical	15.2%
Consumer, Cyclical	7.1%
Industrial	3.8%
Basic Materials	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Dow30SM (Ticker: DXD)

The UltraShort Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 11.92%1, compared to a total return of –5.03%2 for the index. For the period, the Fund had an average daily volume of 4,000,008 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow30SM Fund from July 11, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (7/11/06)
UltraShort Dow30SM Fund	11.92%	-11.38%
Dow Jones Industrial Average	-5.03%	9.49%
Expense Ratios**
Fund	Gross	Net
UltraShort Dow30SM Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-185%
Futures Contracts	-15%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrial	22.2%
Consumer, Non-cyclical	16.0%
Technology	14.7%
Energy	12.1%
Financial	11.7%
Consumer, Cyclical	10.4%
Communications	7.2%
Basic Materials	5.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort S&P500® (Ticker: SDS)

The UltraShort S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 14.38%1, compared to a total return of –6.70%2 for the index. For the period, the Fund had an average daily volume of 18,159,759 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort S&P500® Fund from July 11, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (7/11/06)
UltraShort S&P500® Fund	14.38%	-8.27%
S&P 500 Index	-6.70%	7.26%
Expense Ratios**
Fund	Gross	Net
UltraShort S&P500® Fund	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-186%
Futures Contracts	-14%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	20.4%
Financial	15.7%
Energy	14.4%
Industrial	12.1%
Technology	11.3%
Communications	11.3%
Consumer, Cyclical	7.4%
Basic Materials	3.7%
Utilities	3.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort MidCap400 (Ticker: MZZ)

The UltraShort MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 3.26%1, compared to a total return of –2.50%2 for the index. For the period, the Fund had an average daily volume of 692,899 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MidCap400 Fund from July 11, 2006 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (7/11/06)
UltraShort MidCap400	3.26%	-14.35%
S&P MidCap 400 Index	-2.50%	9.97%
Expense Ratios**
Fund	Gross	Net
UltraShort MidCap400 Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-187%
Futures Contracts	-13%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	18.2%
Industrial	17.5%
Financial	14.7%
Energy	12.1%
Consumer, Cyclical	11.4%
Technology	8.1%
Basic Materials	6.8%
Utilities	6.3%
Communications	4.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort SmallCap600 (Ticker: SDD)

The UltraShort SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The component stocks in the Index have a market capitalization between $300 million and $1 billion (which may fluctuate depending on the overall level of the equity markets), and are selected for liquidity and industry group representation.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 15.08%1, compared to a total return of –9.21%2 for the index. For the period, the Fund had an average daily volume of 75,031 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort SmallCap 600 Fund from January 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/23/07)
UltraShort SmallCap600 Fund	15.08%	-2.07%
S&P SmallCap 600 Index	-9.21%	0.11%
Expense Ratios**
Fund	Gross	Net
UltraShort SmallCap600 Fund	1.59%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrial	21.8%
Consumer, Non-cyclical	17.0%
Financial	15.6%
Consumer, Cyclical	13.5%
Energy	10.7%
Technology	9.4%
Utilities	4.7%
Communications	4.3%
Basic Materials	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell2000 (Ticker: TWM)

The UltraShort Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 14.39%1, compared to a total return of –10.53%2 for the index. For the period, the Fund had an average daily volume of 5,557,075 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Fund from January 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/23/07)
UltraShort Russell2000 Fund	14.39%	-0.23%
Russell 2000 Index	-10.53%	-2.30%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell2000 Fund	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-189%
Futures Contracts	-11%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.4%
Financial	18.0%
Industrial	16.0%
Consumer, Cyclical	10.9%
Technology	9.2%
Energy	9.0%
Communications	8.4%
Basic Materials	4.7%
Utilities	3.1%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell1000 Value (Ticker: SJF)

The UltraShort Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 1000® Value Index. The Russell 1000 Value Index is a subset of the Russell 1000 Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 1000 Index. The Index represents approximately 51% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 28.19%1, compared to a total return of –12.29%2 for the index. For the period, the Fund had an average daily volume of 6,749 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Value Fund	28.19%	14.49%
Russell 1000 Value Index	-12.29%	-6.05%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell1000 Value Fund	2.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financial	26.4%
Energy	18.5%
Consumer, Non-cyclical	15.1%
Industrial	11.5%
Communications	10.4%
Utilities	6.6%
Consumer, Cyclical	4.8%
Basic Materials	4.5%
Technology	2.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell1000 Growth (Ticker: SFK)

The UltraShort Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 1000® Growth Index. The Russell 1000 Growth Index is a subset of the Russell 1000 Index. The Index is capitalization weighted, and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 1000 Index. The Index represents approximately 49% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 0.75%1, compared to a total return of –0.18%2 for the index. For the period, the Fund had an average daily volume of 8,386 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Growth Fund	0.75%	-5.01%
Russell 1000 Growth Index	-0.18%	3.91%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell1000 Growth Fund	2.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	24.9%
Technology	18.5%
Industrial	13.5%
Communications	11.6%
Consumer, Cyclical	10.3%
Energy	10.1%
Financial	6.2%
Basic Materials	3.6%
Utilities	1.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell MidCap Value (Ticker: SJL)

The UltraShort Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell MidCap® Value Index. The Russell MidCap Value Index measures the performance of the mid-capitalization value sector of the United States equity market. The Index represents approximately 52% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 25.08%1, compared to a total return of –11.56%2 for the index. For the period, the Fund had an average daily volume of 8,411 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell MidCap Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell MidCap Value Fund	25.08%	13.47%
Russell MidCap Value Index	-11.56%	-5.91%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell MidCap Value Fund	2.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell MidCap Value Index – Composition

% of Index
Financial	26.4%
Utilities	13.0%
Industrial	12.6%
Energy	11.1%
Consumer, Non-cyclical	10.9%
Consumer, Cyclical	7.1%
Basic Materials	7.1%
Communications	6.1%
Technology	5.2%
Diversified	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell MidCap Growth (Ticker: SDK)

The UltraShort Russell MidCap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell MidCap® Growth Index. The Russell MidCap Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market. The Index represents approximately 48% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –0.82%1, compared to a total return of –0.80%2 for the index. For the period, the Fund had an average daily volume of 9,007 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell MidCap Growth Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell MidCap Growth Fund	-0.82%	-6.93%
Russell MidCap Growth Index	-0.80%	3.68%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell MidCap Growth Fund	1.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell MidCap Growth Index – Composition

% of Index
Consumer, Non-cyclical	19.7%
Industrial	17.0%
Energy	15.3%
Technology	13.5%
Consumer, Cyclical	12.7%
Financial	7.5%
Communications	7.1%
Basic Materials	4.2%
Utilities	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell2000 Value (Ticker: SJH)

The UltraShort Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Value Index. The Russell 2000 Value Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization value sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 27.75%1, compared to a total return of –15.32%2 for the index. For the period, the Fund had an average daily volume of 44,937 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Value Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Value Fund	27.75%	19.37%
Russell 2000 Value Index	-15.32%	-11.02%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell2000 Value Fund	2.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financial	29.8%
Industrial	14.4%
Consumer, Non-cyclical	13.1%
Consumer, Cyclical	9.7%
Energy	7.4%
Basic Materials	6.9%
Communications	6.3%
Technology	6.1%
Utilities	5.9%
Diversified	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell2000 Growth (Ticker: SKK)

The UltraShort Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Growth Index. The Russell 2000 Growth Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization growth sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 4.76%1, compared to a total return of –5.72%2 for the index. For the period, the Fund had an average daily volume of 43,393 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Growth Fund from February 20, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Growth Fund	4.76%	-1.50%
Russell2000 Growth Index	-5.72%	-1.47%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell2000 Growth Fund	1.78%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.9%
Industrial	16.9%
Consumer, Cyclical	12.1%
Technology	12.0%
Energy	10.8%
Communications	10.2%
Financial	7.5%
Basic Materials	2.9%
Utilities	0.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Basic Materials (Ticker: SMN)

The UltraShort Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –44.32%1, compared to a total return of 23.54%2 for the index. For the period, the Fund had an average daily volume of 400,042 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Basic Materials Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Basic Materials Fund	-44.32%	-47.67%
Dow Jones U.S. Basic Materials Index	23.54%	31.02%
Expense Ratios**
Fund	Gross	Net
UltraShort Basic Materials Fund	2.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	53.1%
Industrial Metals	28.1%
Mining	14.1%
Forestry and Paper	4.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Consumer Goods (Ticker: SZK)

The UltraShort Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Consumer Goods Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund's benchmark was called, the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 10.70%1, compared to a total return of –2.53%2 for the index. For the period, the Fund had an average daily volume of 16,760 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Goods Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Goods Fund	10.70%	1.78%
Dow Jones U.S. Consumer Goods Index	-2.53%	2.49%
Expense Ratios**
Fund	Gross	Net
UltraShort Consumer Goods Fund	1.91%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	23.4%
Household Goods	21.7%
Food Products	17.6%
Tobacco	14.0%
Personal Goods	11.8%
Automobiles and Parts	6.7%
Leisure Goods	4.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Consumer Services (Ticker: SCC)

The UltraShort Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Consumer Services Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund's benchmark was called, the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 32.97%1, compared to a total return of –13.74%2 for the index. For the period, the Fund had an average daily volume of 33,560 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Goods Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Services Fund	32.97%	20.50%
Dow Jones U.S. Consumer Services Index	-13.74%	-8.04%
Expense Ratios**
Fund	Gross	Net
UltraShort Consumer Services Fund	1.94%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	40.4%
Media	29.0%
Travel and Leisure	17.2%
Food and Drug Retailers	13.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Financials (Ticker: SKF)

The UltraShort Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Financials Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 65.66%1, compared to a total return of –29.82%2 for the index. For the period, the Fund had an average daily volume of 4,266,793 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Financials Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Financials Fund	65.66%	43.17%
Dow Jones U.S. Financials Index	-29.82%	-21.75%
Expense Ratios**
Fund	Gross	Net
UltraShort Financials Fund	1.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	36.9%
General Financial	26.3%
Nonlife Insurance	16.5%
Real Estate	13.2%
Life Insurance	7.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Health Care (Ticker: RXD)

The UltraShort Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 26.90%1, compared to a total return of –8.90%2 for the index. For the period, the Fund had an average daily volume of 5,609 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Health Care Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Health Care Fund	26.90%	11.49%
Dow Jones U.S. Health Care Index	-8.90%	-2.01%
Expense Ratios**
Fund	Gross	Net
UltraShort Health Care Fund	1.91%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	62.3%
Health Care Equipment and Services	37.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Industrials (Ticker: SIJ)

The UltraShort Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Industrials Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –1.09%1, compared to a total return of –0.15%2 for the index. For the period, the Fund had an average daily volume of 18,522 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Industrial Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Industrials Fund	-1.09%	-15.09%
Dow Jones U.S. Industrials Index	-0.15%	9.40%
Expense Ratios**
Fund	Gross	Net
UltraShort Industrials Fund	2.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	26.4%
Aerospace and Defense	16.6%
Industrial Transportation	13.1%
Industrial Engineering	13.0%
Support Services	12.8%
Electronic & Electrical Equipment	11.1%
Construction and Materials	7.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Oil & Gas (Ticker: DUG)

The UltraShort Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Oil & Gas Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –42.37%1, compared to a total return of 25.06%2 for the index. For the period, the Fund had an average daily volume of 3,755,146 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Industrial Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Oil & Gas Fund	-42.37%	-47.90%
Dow Jones U.S. Oil & Gas Index	25.06%	34.20%
Expense Ratios**
Fund	Gross	Net
UltraShort Oil & Gas Fund	1.59%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.1%
Oil Equipment, Services and Distribution	25.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Real Estate (Ticker: SRS)

The UltraShort Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of 12.03%1, compared to a total return of –15.21%2 for the index. For the period, the Fund had an average daily volume of 1,078,136 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Real Estate Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Real Estate Fund	12.03%	16.68%
Dow Jones U.S. Real Estate Index	-15.21%	-14.53%
Expense Ratios**
Fund	Gross	Net
UltraShort Real Estate Fund	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Semiconductors (Ticker: SSG)

The UltraShort Semiconductors ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Semiconductors Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –6.11%1, compared to a total return of –3.46%2 for the index. For the period, the Fund had an average daily volume of 27,442 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Semiconductors Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Semiconductors Fund	-6.11%	-13.31%
Dow Jones U.S. Semiconductors Index	-3.46%	2.88%
Expense Ratios**
Fund	Gross	Net
UltraShort Semiconductors Fund	1.94%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Technology (Ticker: REW)

The UltraShort Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –9.69%1, compared to a total return of 2.42%2 for the index. For the period, the Fund had an average daily volume of 44,083 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Technology Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Technology Fund	-9.69%	-14.39%
Dow Jones U.S. Technology Index	2.42%	7.14%
Expense Ratios**
Fund	Gross	Net
UltraShort Technology Fund	1.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	56.5%
Software and Computer Services	43.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Telecommunications (Ticker: TLL)

The UltraShort Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Select Telecommunications Index. The Dow Jones U.S. Technology Index measures providers of fixed-line and mobile telephone services. Fixed-line includes regional and long-distance carriers. Mobile includes cellular, satellite and paging services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on March 25, 2008 to May 31, 2008, the Fund had a total return of –23.47%1, compared to a total return of 10.13%2 for the index. For the period, the Fund had an average daily volume of 128 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

As the UltraShort Telecommunications ProShares does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**
Fund	Gross	Net
UltraShort Telecommunications Fund	1.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 27, 2008. Contractual fee waivers are in effect through March 26, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	71.8%
Mobile Telecommunications	28.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Utilities (Ticker: SDP)

The UltraShort Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2008, the Fund had a total return of –3.36%1, compared to a total return of 1.67%2 for the index. For the period, the Fund had an average daily volume of 32,179 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Utilities Fund from January 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/08
Fund	One Year	Since Inception (1/30/07)
UltraShort Utilities Fund	-3.36%	-19.31%
Dow Jones U.S. Utilities Index	1.67%	12.57%
Expense Ratios**
Fund	Gross	Net
UltraShort Utilities Fund	2.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through September 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72.4%
Gas, Water & Multi Utilities	27.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short MSCI EAFE (Ticker: EFZ)

The Short MSCI EAFE ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the MSCI EAFE Index. The MSCI EAFE (Europe, Australasia, Far East) Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US & Canada. As of May 2008, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on October 23, 2007 to May 31, 2008, the Fund had a total return of 5.92%1, compared to a total return of –4.34%2 for the index. For the period, the Fund had an average daily volume of 12,723 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI EAFE Fund from October 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/08
Fund	Since Inception (10/23/07)
Short MSCI EAFE Fund	5.92%
MSCI EAFE Index	-4.34%
Expense Ratios**

Fund	Gross	Net
Short MSCI EAFE Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through October 23, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Composition

% of Index
Financial	25.5%
Consumer, Non-cyclical	15.3%
Industrial	12.1%
Basic Materials	10.4%
Consumer, Cyclical	10.2%
Energy	9.0%
Communications	8.7%
Utilities	5.9%
Technology	2.1%
Diversified	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short MSCI Emerging Markets (Ticker: EUM)

The Short MSCI Emerging Markets ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries. As of May 31, 2008, the MSCI Emerging Markets Index consisted of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on October 30, 2007 to May 31, 2008, the Fund had a total return of 0.06%1, compared to a total return of –8.01%2 for the index. For the period, the Fund had an average daily volume of 35,462 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/08
Fund	Since Inception (10/30/07)
Short MSCI Emerging Markets Fund	0.06%
MSCI Emerging Markets Index	-8.01%
Expense Ratios**

Fund	Gross	Net
Short MSCI Emerging Markets Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through October 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-99%
Futures Contracts	—
Total Exposure	-99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Composition

% of Index
Financial	20.1%
Energy	19.2%
Basic Materials	15.1%
Communications	12.5%
Industrial	10.3%
Technology	7.5%
Consumer, Non- cyclical	5.5%
Consumer, Cyclical	4.6%
Utilities	3.1%
Diversified	2.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort MSCI EAFE (Ticker: EFU)

The UltraShort MSCI EAFE ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the MSCI EAFE Index. The MSCI EAFE (Europe, Australasia, Far East) Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US & Canada. As of May 2008, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on October 23, 2007 to May 31, 2008, the Fund had a total return of 7.06%1, compared to a total return of –4.34%2 for the index. For the period, the Fund had an average daily volume of 102,781 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI EAFE Fund from October 23, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/08
Fund	Since Inception (10/23/07)
UltraShort MSCI EAFE Fund	7.06%
MSCI EAFE Index	-4.34%
Expense Ratios**

Fund	Gross	Net
UltraShort MSCI EAFE Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through October 23, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Composition

% of Index
Financial	25.5%
Consumer, Non-cyclical	15.3%
Industrial	12.1%
Basic Materials	10.4%
Consumer, Cyclical	10.2%
Energy	9.0%
Communications	8.7%
Utilities	5.9%
Technology	2.1%
Diversified	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort MSCI Emerging Markets (Ticker: EEV)

The UltraShort MSCI Emerging Markets ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries. As of May 31, 2008, the MSCI Emerging Markets Index consisted of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on October 30, 2007 to May 31, 2008, the Fund had a total return of –8.87%1, compared to a total return of –8.01%2 for the index. For the period, the Fund had an average daily volume of 547,018 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/08
Fund	Since Inception (10/30/07)
UltraShort MSCI Emerging Markets Fund	-8.87%
MSCI Emerging Markets Index	-8.01%
Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Emerging Markets Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through October 30, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI emerging Markets Index – Composition

% of Index
Financial	20.1%
Energy	19.2%
Basic Materials	15.1%
Communications	12.5%
Industrial	10.3%
Technology	7.5%
Consumer, Non- cyclical	5.5%
Consumer, Cyclical	4.6%
Utilities	3.1%
Diversified	2.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort FTSE/Xinhua China 25 (Ticker: FXP)

The UltraShort FTSE/Xinhua China 25 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the FTSE/Xinhua China 25 Index. The FTSE/Xinhua China 25 Index The FTSE/Xinhua China 25 Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange (HKEX). This free float-adjusted index caps the weight of any of constituent stock at 10% to ensure broad representation of the Chinese economy.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on November 6, 2007 to May 31, 2008, the Fund had a total return of –2.91%1, compared to a total return of –20.96%2 for the index. For the period, the Fund had an average daily volume of 2,206,357 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort FTSE/Xinhua China 25 Fund from November 6, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/08
Fund	Since Inception (11/06/07)
UltraShort FTSE/Xinhua China 25 Fund	-2.91%
FTSE/Xinhua China 25 Index	-20.96%
Expense Ratios**

Fund	Gross	Net
UltraShort FTSE/Xinhua China 25 Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through November 6, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE/Xinhua Index China 25 – Composition

% of Index
Financial	41.9%
Energy	25.2%
Communications	19.0%
Industrial	6.3%
Diversified	2.2%
Basic Materials	2.2%
Utilities	2.1%
Consumer, Cyclical	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort MSCI Japan (Ticker: EWV)

The UltraShort MSCI Japan ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the MSCI Japan Index. The MSCI Japan Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in Japan.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on November 6, 2007 to May 31, 2008, the Fund had a total return of –1.10%1, compared to a total return of -2.24%2 for the index. For the period, the Fund had an average daily volume of 24,890 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Japan Fund from November 6, 2007 to May 31, 2008, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/08
Fund	Since Inception (11/06/07)
UltraShort MSCI Japan Fund	-1.10%
MSCI Japan Index	-2.24%
Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Japan Fund	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2007. Contractual fee waivers are in effect through November 6, 2008.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	26.4%
Industrial	21.8%
Financial	19.2%
Consumer, Non-cyclical	9.6%
Basic Materials	8.5%
Technology	5.2%
Communications	4.0%
Utilities	4.0%
Energy	1.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Lehman 7-10 Year Treasury (Ticker: PST)

The UltraShort Lehman 7-10 Year Treasury ProShares seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments that correspond to twice the inverse daily performance of the Lehman 7-10 Year U.S. Treasury Index. The Lehman 7-10 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on April 29, 2008 to May 31, 2008, the Fund had a total return of 2.89%1, compared to a total return of –1.81%2 for the index. For the period, the Fund had an average daily volume of 28,087 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

As the UltraShort Lehman 7-10 Year Treasury ProShares does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**
Fund	Gross	Net
UltraShort Lehman 7-10 Year Treasury Fund	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through February 16, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-193%
Futures Contracts	-8%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Lehman 7-10 Year U.S. Treasury Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Lehman 20+ Year Treasury (Ticker: TBT)

The UltraShort Lehman 20+ Year Treasury ProShares seeks daily investment results, before fees and expenses and interest earned on cash and financial instruments that correspond to twice the inverse daily performance of the Lehman 20+ Year U.S. Treasury Index. The Lehman 20+ Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 20 years or greater, are non-convertible, are denominated in U.S. dollars, are rated (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on April 29, 2008 to May 31, 2008, the Fund had a total return of 3.34%1, compared to a total return of –2.74%2 for the index. For the period, the Fund had an average daily volume of 95,105 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

As the UltraShort Lehman 20+ Year Treasury ProShares does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-12%
Total Exposure	-204%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Lehman 20+ Year U.S. Treasury Index – Composition

% of Index
20+ Year U.S. Treasury	100%
Expense Ratios**

Fund	Gross	Net
UltraShort Lehman 20+ Year Treasury Fund	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2008. Contractual fee waivers are in effect through February 16, 2009.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Trust
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of the six-month (or less if the Fund has been in operations for less than six months) period and held through the period ended May 31, 2008.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 (for example, $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2008. For Funds that have been in operation for less than six months, the "Hypothetical Expenses Paid During the Period" reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for each Fund was in effect during the period from December 1, 2007 to May 31, 2008.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$901.40	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Dow30SM
Actual	$1,000.00	$876.90	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P500®
Actual	$1,000.00	$872.50	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,013.80	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra SmallCap600
Actual	$1,000.00	$944.60	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000
Actual	$1,000.00	$912.70	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$856.00	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$913.60	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$941.80	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$968.00	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$928.70	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$899.00	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,238.30	$5.32	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$856.40	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Services
Actual	$1,000.00	$861.70	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Financials
Actual	$1,000.00	$645.00	$3.91	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Health Care
Actual	$1,000.00	$778.90	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Industrials
Actual	$1,000.00	$948.90	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,262.70	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Real Estate
Actual	$1,000.00	$951.90	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Semiconductors
Actual	$1,000.00	$867.80	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Technology
Actual	$1,000.00	$895.00	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Telecommunications**
Actual	$1,000.00	$1,272.10	$2.01	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Utilities
Actual	$1,000.00	$950.70	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short QQQ®
Actual	$1,000.00	$1,018.50	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Dow30SM
Actual	$1,000.00	$1,054.00	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short S&P500®
Actual	$1,000.00	$1,053.30	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MidCap400
Actual	$1,000.00	$970.50	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short SmallCap600
Actual	$1,000.00	$997.20	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Russell2000
Actual	$1,000.00	$1,007.40	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort QQQ®
Actual	$1,000.00	$993.90	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$1,077.80	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort S&P500®
Actual	$1,000.00	$1,074.40	$4.77	0.92%
Hypothetical	$1,000.00	$1,020.40	$4.65	0.92%
UltraShort MidCap400
Actual	$1,000.00	$907.40	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$955.60	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000
Actual	$1,000.00	$969.00	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$1,085.40	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$1,029.80	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$978.70	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$947.20	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$955.80	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$987.10	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$655.10	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Consumer Goods
Actual	$1,000.00	$1,140.60	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$1,076.00	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Financials
Actual	$1,000.00	$1,211.10	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Health Care
Actual	$1,000.00	$1,251.20	$5.35	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Industrials
Actual	$1,000.00	$972.60	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$691.10	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Real Estate
Actual	$1,000.00	$824.40	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$949.20	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Technology
Actual	$1,000.00	$998.70	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Telecommunications**
Actual	$1,000.00	$765.30	$1.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Utilities
Actual	$1,000.00	$1,003.30	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,052.90	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$966.30	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MSCI EAFE
Actual	$1,000.00	$1,069.50	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$872.00	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE/Xinhua China 25
Actual	$1,000.00	$977.20	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$996.90	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Lehman 7-10 Year Treasury***
Actual	$1,000.00	$1,028.90	$0.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Lehman 20+ Year Treasury***
Actual	$1,000.00	$1,033.40	$0.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

**  The Fund commenced operations on March 25, 2008. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 68 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

***  The Fund commenced operations on April 29, 2008. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 33 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the full calendar quarter completed after the inception date of such Fund through the date of the most recent calendar quarter-end. Information for the ULTRA Telecommunications, ULTRASHORT Telecommunications, ULTRASHORT Lehman 7-10 Year Treasury and ULTRASHORT Lehman 20+Year Treasury Funds is not presented as these Funds commenced operations during the most recent calendar quarter-end. The specific periods covered for each Fund is disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRA QQQ®

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.23%
100.0 — 149.9	5	1.14
50.0 — 99.9	23	5.25
25.0 — 49.9	50	11.41
-24.9 — 24.9	279	63.70
-49.9 — -25.0	49	11.19
-99.9 — -50.0	26	5.94
-149.9 — -100.0	3	0.68
<-150.0	2	0.46
	438	100.00%

ULTRA Dow30SM

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.46%
100.0 — 149.9	5	1.14
50.0 — 99.9	13	2.97
25.0 — 49.9	37	8.45
-24.9 — 24.9	334	76.25
-49.9 — -25.0	30	6.85
-99.9 — -50.0	14	3.19
-149.9 — -100.0	2	0.46
<-150.0	1	0.23
	438	100.00%

ULTRA S&P500®

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	2	0.46
50.0 — 99.9	10	2.28
25.0 — 49.9	48	10.96
-24.9 — 24.9	314	71.69
-49.9 — -25.0	41	9.36
-99.9 — -50.0	19	4.34
-149.9 — -100.0	4	0.91
<-150.0	0	0.00
	438	100.00%

ULTRA MidCap400

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	0.91%
100.0 — 149.9	2	0.46
50.0 — 99.9	13	2.97
25.0 — 49.9	33	7.53
-24.9 — 24.9	291	66.44
-49.9 — -25.0	52	11.87
-99.9 — -50.0	33	7.53
-149.9 — -100.0	8	1.83
<-150.0	2	0.46
	438	100.00%

ULTRA SmallCap600

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	3.60%
100.0 — 149.9	9	3.60
50.0 — 99.9	19	7.60
25.0 — 49.9	50	20.00
-24.9 — 24.9	97	38.80
-49.9 — -25.0	19	7.60
-99.9 — -50.0	30	12.00
-149.9 — -100.0	6	2.40
<-150.0	11	4.40
	250	100.00%

ULTRA Russell2000

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	4	1.59
50.0 — 99.9	19	7.57
25.0 — 49.9	40	15.94
-24.9 — 24.9	116	46.22
-49.9 — -25.0	47	18.72
-99.9 — -50.0	19	7.57
-149.9 — -100.0	5	1.99
<-150.0	1	0.40
	251	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRA Russell1000 Value

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	11	5.44%
100.0 — 149.9	6	2.97
50.0 — 99.9	19	9.41
25.0 — 49.9	17	8.42
-24.9 — 24.9	61	30.20
-49.9 — -25.0	26	12.87
-99.9 — -50.0	30	14.85
-149.9 — -100.0	8	3.96
<-150.0	24	11.88
	202	100.00%

ULTRA Russell1000 Growth

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	13	5.58%
100.0 — 149.9	8	3.43
50.0 — 99.9	26	11.16
25.0 — 49.9	24	10.30
-24.9 — 24.9	84	36.05
-49.9 — -25.0	28	12.02
-99.9 — -50.0	25	10.73
-149.9 — -100.0	14	6.01
<-150.0	11	4.72
	233	100.00%

ULTRA Russell MidCap Value

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	22	12.36%
100.0 — 149.9	6	3.37
50.0 — 99.9	20	11.24
25.0 — 49.9	10	5.62
-24.9 — 24.9	57	32.02
-49.9 — -25.0	14	7.86
-99.9 — -50.0	26	14.61
-149.9 — -100.0	7	3.93
<-150.0	16	8.99
	178	100.00%

ULTRA Russell MidCap Growth

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	24	12.18%
100.0 — 149.9	5	2.54
50.0 — 99.9	26	13.20
25.0 — 49.9	15	7.61
-24.9 — 24.9	53	26.90
-49.9 — -25.0	30	15.23
-99.9 — -50.0	15	7.62
-149.9 — -100.0	9	4.57
<-150.0	20	10.15
	197	100.00%

ULTRA Russell2000 Value

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	20	8.97%
100.0 — 149.9	7	3.14
50.0 — 99.9	18	8.07
25.0 — 49.9	24	10.76
-24.9 — 24.9	61	27.35
-49.9 — -25.0	29	13.01
-99.9 — -50.0	31	13.90
-149.9 — -100.0	10	4.49
<-150.0	23	10.31
	223	100.00%

ULTRA Russell2000 Growth

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	24	10.17%
100.0 — 149.9	7	2.97
50.0 — 99.9	24	10.17
25.0 — 49.9	13	5.51
-24.9 — 24.9	96	40.68
-49.9 — -25.0	39	16.52
-99.9 — -50.0	14	5.93
-149.9 — -100.0	5	2.12
<-150.0	14	5.93
	236	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRA Basic Materials

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	11	4.38%
100.0 — 149.9	4	1.59
50.0 — 99.9	23	9.16
25.0 — 49.9	22	8.77
-24.9 — 24.9	108	43.03
-49.9 — -25.0	32	12.75
-99.9 — -50.0	26	10.36
-149.9 — -100.0	7	2.79
<-150.0	18	7.17
	251	100.00%

ULTRA Consumer Goods

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	14	8.05%
100.0 — 149.9	9	5.17
50.0 — 99.9	18	10.35
25.0 — 49.9	9	5.17
-24.9 — 24.9	60	34.48
-49.9 — -25.0	22	12.64
-99.9 — -50.0	25	14.37
-149.9 — -100.0	13	7.47
<-150.0	4	2.30
	174	100.00%

ULTRA Consumer Services

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	15	10.00%
100.0 — 149.9	9	6.00
50.0 — 99.9	17	11.33
25.0 — 49.9	17	11.33
-24.9 — 24.9	40	26.67
-49.9 — -25.0	19	12.67
-99.9 — -50.0	8	5.33
-149.9 — -100.0	7	4.67
<-150.0	18	12.00
	150	100.00%

ULTRA Financials

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	1.64%
100.0 — 149.9	7	2.88
50.0 — 99.9	24	9.88
25.0 — 49.9	37	15.23
-24.9 — 24.9	98	40.33
-49.9 — -25.0	38	15.64
-99.9 — -50.0	23	9.46
-149.9 — -100.0	6	2.47
<-150.0	6	2.47
	243	100.00%

ULTRA Health Care

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	8	3.33%
100.0 — 149.9	4	1.67
50.0 — 99.9	17	7.08
25.0 — 49.9	22	9.17
-24.9 — 24.9	131	54.58
-49.9 — -25.0	21	8.75
-99.9 — -50.0	21	8.75
-149.9 — -100.0	10	4.17
<-150.0	6	2.50
	240	100.00%

ULTRA Industrials

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	12	5.24%
100.0 — 149.9	5	2.18
50.0 — 99.9	21	9.17
25.0 — 49.9	27	11.79
-24.9 — 24.9	83	36.25
-49.9 — -25.0	19	8.30
-99.9 — -50.0	21	9.17
-149.9 — -100.0	17	7.42
<-150.0	24	10.48
	229	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRA Oil & Gas

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.80%
100.0 — 149.9	1	0.40
50.0 — 99.9	17	6.77
25.0 — 49.9	39	15.54
-24.9 — 24.9	138	54.98
-49.9 — -25.0	23	9.16
-99.9 — -50.0	21	8.36
-149.9 — -100.0	8	3.19
<-150.0	2	0.80
	251	100.00%

ULTRA Real Estate

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	12	4.82%
100.0 — 149.9	3	1.20
50.0 — 99.9	28	11.25
25.0 — 49.9	30	12.05
-24.9 — 24.9	89	35.74
-49.9 — -25.0	35	14.06
-99.9 — -50.0	21	8.43
-149.9 — -100.0	11	4.42
<-150.0	20	8.03
	249	100.00%

ULTRA Semiconductor

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	3.59%
100.0 — 149.9	9	3.59
50.0 — 99.9	25	9.96
25.0 — 49.9	24	9.56
-24.9 — 24.9	120	47.81
-49.9 — -25.0	36	14.34
-99.9 — -50.0	15	5.97
-149.9 — -100.0	8	3.19
<-150.0	5	1.99
	251	100.00%

ULTRA Technology

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	2.46%
100.0 — 149.9	9	3.69
50.0 — 99.9	25	10.25
25.0 — 49.9	39	15.98
-24.9 — 24.9	102	41.80
-49.9 — -25.0	28	11.47
-99.9 — -50.0	23	9.43
-149.9 — -100.0	7	2.87
<-150.0	5	2.05
	244	100.00%

ULTRA Utilities

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	16	6.45%
100.0 — 149.9	5	2.02
50.0 — 99.9	18	7.26
25.0 — 49.9	29	11.69
-24.9 — 24.9	115	46.37
-49.9 — -25.0	27	10.89
-99.9 — -50.0	22	8.86
-149.9 — -100.0	8	3.23
<-150.0	8	3.23
	248	100.00%

SHORT QQQ®

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	5	1.14%
100.0 — 149.9	8	1.83
50.0 — 99.9	20	4.57
25.0 — 49.9	38	8.67
-24.9 — 24.9	329	75.11
-49.9 — -25.0	18	4.11
-99.9 — -50.0	17	3.88
-149.9 — -100.0	2	0.46
<-150.0	1	0.23
	438	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

SHORT Dow30SM

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	0	0.00
50.0 — 99.9	8	1.83
25.0 — 49.9	20	4.57
-24.9 — 24.9	384	87.67
-49.9 — -25.0	18	4.11
-99.9 — -50.0	5	1.14
-149.9 — -100.0	0	0.00
<-150.0	3	0.68
	438	100.00%

SHORT S&P500®

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	0	0.00
50.0 — 99.9	13	2.97
25.0 — 49.9	26	5.94
-24.9 — 24.9	381	86.99
-49.9 — -25.0	15	3.42
-99.9 — -50.0	3	0.68
-149.9 — -100.0	0	0.00
<-150.0	0	0.00
	438	100.00%

SHORT MidCap400

Period Covered: July 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	0.69%
100.0 — 149.9	4	0.92
50.0 — 99.9	15	3.44
25.0 — 49.9	34	7.80
-24.9 — 24.9	330	75.69
-49.9 — -25.0	20	4.59
-99.9 — -50.0	17	3.90
-149.9 — -100.0	5	1.14
<-150.0	8	1.83
	436	100.00%

SHORT SmallCap600

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.87%
100.0 — 149.9	6	2.61
50.0 — 99.9	23	10.00
25.0 — 49.9	27	11.74
-24.9 — 24.9	112	48.69
-49.9 — -25.0	27	11.74
-99.9 — -50.0	20	8.70
-149.9 — -100.0	7	3.04
<-150.0	6	2.61
	230	100.00%

SHORT Russell2000

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	1.20%
100.0 — 149.9	4	1.59
50.0 — 99.9	22	8.76
25.0 — 49.9	34	13.55
-24.9 — 24.9	141	56.17
-49.9 — -25.0	20	7.97
-99.9 — -50.0	20	7.97
-149.9 — -100.0	4	1.59
<-150.0	3	1.20
	251	100.00%

ULTRASHORT QQQ®

Period Covered: October 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	0.91%
100.0 — 149.9	8	1.83
50.0 — 99.9	22	5.02
25.0 — 49.9	52	11.87
-24.9 — 24.9	244	55.71
-49.9 — -25.0	51	11.64
-99.9 — -50.0	45	10.28
-149.9 — -100.0	11	2.51
<-150.0	1	0.23
	438	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRASHORT Dow30SM

Period Covered: October 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	4	0.91
50.0 — 99.9	19	4.34
25.0 — 49.9	41	9.36
-24.9 — 24.9	306	69.86
-49.9 — -25.0	38	8.68
-99.9 — -50.0	26	5.94
-149.9 — -100.0	4	0.91
<-150.0	0	0.00
	438	100.00%

ULTRASHORT S&P500®

Period Covered: October 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	7	1.60
50.0 — 99.9	28	6.39
25.0 — 49.9	54	12.33
-24.9 — 24.9	278	63.47
-49.9 — -25.0	37	8.45
-99.9 — -50.0	33	7.53
-149.9 — -100.0	1	0.23
<-150.0	0	0.00
	438	100.00%

ULTRASHORT MidCap400

Period Covered: October 1, 2006 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	1.37%
100.0 — 149.9	3	0.68
50.0 — 99.9	17	3.88
25.0 — 49.9	53	12.10
-24.9 — 24.9	289	65.98
-49.9 — -25.0	49	11.19
-99.9 — -50.0	16	3.65
-149.9 — -100.0	3	0.69
<-150.0	2	0.46
	438	100.00%

ULTRASHORT SmallCap600

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.80%
100.0 — 149.9	5	1.99
50.0 — 99.9	27	10.76
25.0 — 49.9	50	19.92
-24.9 — 24.9	111	44.22
-49.9 — -25.0	26	10.36
-99.9 — -50.0	20	7.97
-149.9 — -100.0	4	1.59
<-150.0	6	2.39
	251	100.00%

ULTRASHORT Russell2000

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	1.20%
100.0 — 149.9	6	2.39
50.0 — 99.9	25	9.96
25.0 — 49.9	38	15.14
-24.9 — 24.9	117	46.61
-49.9 — -25.0	32	12.75
-99.9 — -50.0	26	10.36
-149.9 — -100.0	4	1.59
<-150.0	0	0.00
	251	100.00%

ULTRASHORT Russell1000 Value

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	4.39%
100.0 — 149.9	7	3.41
50.0 — 99.9	19	9.27
25.0 — 49.9	24	11.71
-24.9 — 24.9	71	34.63
-49.9 — -25.0	23	11.22
-99.9 — -50.0	23	11.22
-149.9 — -100.0	10	4.88
<-150.0	19	9.27
	205	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRASHORT Russell1000 Growth

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	3.91%
100.0 — 149.9	12	5.22
50.0 — 99.9	18	7.83
25.0 — 49.9	21	9.13
-24.9 — 24.9	99	43.04
-49.9 — -25.0	24	10.43
-99.9 — -50.0	19	8.26
-149.9 — -100.0	12	5.22
<-150.0	16	6.96
	230	100.00%

ULTRASHORT Russell MidCap Value

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	4.31%
100.0 — 149.9	8	3.83
50.0 — 99.9	24	11.48
25.0 — 49.9	19	9.09
-24.9 — 24.9	82	39.23
-49.9 — -25.0	23	11.00
-99.9 — -50.0	20	9.57
-149.9 — -100.0	8	3.83
<-150.0	16	7.66
	209	100.00%

ULTRASHORT Russell MidCap Growth

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	14	6.19%
100.0 — 149.9	8	3.54
50.0 — 99.9	23	10.18
25.0 — 49.9	23	10.18
-24.9 — 24.9	76	33.63
-49.9 — -25.0	27	11.95
-99.9 — -50.0	18	7.96
-149.9 — -100.0	10	4.42
<-150.0	27	11.95
	226	100.00%

ULTRASHORT Russell2000 Value

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	2.41%
100.0 — 149.9	4	1.61
50.0 — 99.9	28	11.24
25.0 — 49.9	35	14.06
-24.9 — 24.9	117	46.99
-49.9 — -25.0	31	12.45
-99.9 — -50.0	16	6.42
-149.9 — -100.0	7	2.81
<-150.0	5	2.01
	249	100.00%

ULTRASHORT Russell2000 Growth

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	1.59%
100.0 — 149.9	9	3.59
50.0 — 99.9	23	9.16
25.0 — 49.9	42	16.73
-24.9 — 24.9	122	48.61
-49.9 — -25.0	24	9.56
-99.9 — -50.0	13	5.18
-149.9 — -100.0	9	3.59
<-150.0	5	1.99
	251	100.00%

ULTRASHORT Basic Materials

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	1.59%
100.0 — 149.9	10	3.98
50.0 — 99.9	30	11.95
25.0 — 49.9	43	17.13
-24.9 — 24.9	96	38.26
-49.9 — -25.0	39	15.54
-99.9 — -50.0	17	6.77
-149.9 — -100.0	7	2.79
<-150.0	5	1.99
	251	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRASHORT Consumer Goods

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	7	2.92%
100.0 — 149.9	2	0.83
50.0 — 99.9	13	5.42
25.0 — 49.9	30	12.50
-24.9 — 24.9	116	48.33
-49.9 — -25.0	37	15.42
-99.9 — -50.0	16	6.67
-149.9 — -100.0	11	4.58
<-150.0	8	3.33
	240	100.00%

ULTRASHORT Consumer Services

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	3.88%
100.0 — 149.9	9	3.88
50.0 — 99.9	19	8.19
25.0 — 49.9	33	14.22
-24.9 — 24.9	99	42.67
-49.9 — -25.0	30	12.93
-99.9 — -50.0	14	6.04
-149.9 — -100.0	11	4.74
<-150.0	8	3.45
	232	100.00%

ULTRASHORT Financials

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.80%
100.0 — 149.9	2	0.80
50.0 — 99.9	22	8.76
25.0 — 49.9	34	13.55
-24.9 — 24.9	145	57.77
-49.9 — -25.0	26	10.36
-99.9 — -50.0	17	6.77
-149.9 — -100.0	0	0.00
<-150.0	3	1.19
	251	100.00%

ULTRASHORT Health Care

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	15	8.29%
100.0 — 149.9	9	4.97
50.0 — 99.9	8	4.42
25.0 — 49.9	24	13.26
-24.9 — 24.9	54	29.83
-49.9 — -25.0	24	13.26
-99.9 — -50.0	23	12.71
-149.9 — -100.0	16	8.84
<-150.0	8	4.42
	181	100.00%

ULTRASHORT Industrials

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	15	6.30%
100.0 — 149.9	3	1.26
50.0 — 99.9	29	12.19
25.0 — 49.9	32	13.45
-24.9 — 24.9	92	38.66
-49.9 — -25.0	23	9.66
-99.9 — -50.0	18	7.56
-149.9 — -100.0	12	5.04
<-150.0	14	5.88
	238	100.00%

ULTRASHORT Oil & Gas

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.40%
100.0 — 149.9	3	1.19
50.0 — 99.9	21	8.37
25.0 — 49.9	41	16.33
-24.9 — 24.9	137	54.58
-49.9 — -25.0	26	10.36
-99.9 — -50.0	18	7.17
-149.9 — -100.0	2	0.80
<-150.0	2	0.80
	251	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRASHORT Real Estate

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.80%
100.0 — 149.9	2	0.80
50.0 — 99.9	24	9.56
25.0 — 49.9	44	17.53
-24.9 — 24.9	129	51.39
-49.9 — -25.0	28	11.16
-99.9 — -50.0	15	5.98
-149.9 — -100.0	3	1.19
<-150.0	4	1.59
	251	100.00%

ULTRASHORT Semiconductors

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	5	1.99%
100.0 — 149.9	4	1.59
50.0 — 99.9	22	8.76
25.0 — 49.9	38	15.14
-24.9 — 24.9	116	46.22
-49.9 — -25.0	23	9.16
-99.9 — -50.0	27	10.76
-149.9 — -100.0	8	3.19
<-150.0	8	3.19
	251	100.00%

ULTRASHORT Technology

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	12	5.04%
100.0 — 149.9	6	2.52
50.0 — 99.9	31	13.03
25.0 — 49.9	34	14.29
-24.9 — 24.9	85	35.71
-49.9 — -25.0	33	13.87
-99.9 — -50.0	18	7.56
-149.9 — -100.0	7	2.94
<-150.0	12	5.04
	238	100.00%

ULTRASHORT Utilities

Period Covered: April 1, 2007 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	11	4.47%
100.0 — 149.9	8	3.25
50.0 — 99.9	18	7.32
25.0 — 49.9	38	15.45
-24.9 — 24.9	109	44.31
-49.9 — -25.0	23	9.35
-99.9 — -50.0	16	6.50
-149.9 — -100.0	9	3.66
<-150.0	14	5.69
	246	100.00%

SHORT MSCI EAFE

Period Covered: January 1, 2008 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	6.56%
100.0 — 149.9	2	3.28
50.0 — 99.9	6	9.84
25.0 — 49.9	8	13.11
-24.9 — 24.9	28	45.90
-49.9 — -25.0	9	14.75
-99.9 — -50.0	4	6.56
-149.9 — -100.0	0	0.00
<-150.0	0	0.00
	61	100.00%

SHORT MSCI Emerging Markets

Period Covered: January 1, 2008 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	1.67%
100.0 — 149.9	5	8.33
50.0 — 99.9	4	6.67
25.0 — 49.9	11	18.33
-24.9 — 24.9	26	43.34
-49.9 — -25.0	5	8.33
-99.9 — -50.0	5	8.33
-149.9 — -100.0	1	1.67
<-150.0	2	3.33
	60	100.00%

ProShares Trust
Premium/Discount

May 31, 2008 (Unaudited) (continued)

ULTRASHORT MSCI EAFE

Period Covered: January 1, 2008 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	4.92%
100.0 — 149.9	0	0.00
50.0 — 99.9	3	4.92
25.0 — 49.9	10	16.39
-24.9 — 24.9	35	57.38
-49.9 — -25.0	7	11.47
-99.9 — -50.0	3	4.92
-149.9 — -100.0	0	0.00
<-150.0	0	0.00
	61	100.00%

ULTRASHORT MSCI Emerging Markets

Period Covered: January 1, 2008 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	1	1.64
50.0 — 99.9	11	18.03
25.0 — 49.9	10	16.39
-24.9 — 24.9	22	36.07
-49.9 — -25.0	8	13.11
-99.9 — -50.0	7	11.48
-149.9 — -100.0	0	0.00
<-150.0	2	3.28
	61	100.00%

ULTRASHORT FTSE/Xinhua China 25

Period Covered: January 1, 2008 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	1.64%
100.0 — 149.9	2	3.28
50.0 — 99.9	8	13.11
25.0 — 49.9	5	8.20
-24.9 — 24.9	21	34.43
-49.9 — -25.0	6	9.84
-99.9 — -50.0	9	14.75
-149.9 — -100.0	7	11.47
<-150.0	2	3.28
	61	100.00%

ULTRASHORT MSCI Japan

Period Covered: January 1, 2008 through March 31, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	1.64%
100.0 — 149.9	1	1.64
50.0 — 99.9	6	9.84
25.0 — 49.9	12	19.67
-24.9 — 24.9	23	37.70
-49.9 — -25.0	6	9.84
-99.9 — -50.0	10	16.39
-149.9 — -100.0	1	1.64
<-150.0	1	1.64
	61	100.00%

Schedule of Portfolio Investments May 31, 2008

Ultra QQQ®

Shares		Value
	Common Stocks (a) — 84.7%
	Consumer Discretionary — 10.9%
122,925	Amazon.Com, Inc.*	$10,033,139
75,233	Apollo Group, Inc., Class A*	3,595,385
156,450	Bed Bath & Beyond, Inc.*	4,984,497
638,742	Comcast Corp., Class A	14,371,695
370,343	DIRECTV Group, Inc. (The)*	10,406,638
106,151	Discovery Holding Co., Class A*	2,780,095
96,341	DISH Network Corp., Class A*	3,382,533
124,686	Expedia, Inc.*	3,023,636
48,275	Focus Media Holding Ltd. (ADR)*	1,945,000
89,406	Garmin Ltd.	4,349,602
127,973	IAC/InterActiveCorp*	2,885,791
33,373	Lamar Advertising Co., Class A*	1,396,660
75,642	Liberty Global, Inc., Class A*	2,711,766
242,563	Liberty Media Corp. - Interactive, Class A*	4,121,145
56,610	PetSmart, Inc.	1,326,938
61,502	Sears Holdings Corp.*	5,210,449
710,192	Sirius Satellite Radio, Inc.*	1,789,684
209,139	Staples, Inc.	4,904,310
447,792	Starbucks Corp.*	8,145,336
158,822	Virgin Media, Inc.	2,491,917
54,694	Wynn Resorts Ltd.	5,471,041
		99,327,257
	Consumer Staples — 1.1%
101,698	Costco Wholesale Corp.	7,253,101
40,985	Hansen Natural Corp.*	1,280,371
60,770	Whole Foods Market, Inc.	1,762,330
		10,295,802
	Health Care — 11.4%
225,172	Amgen, Inc.*	9,914,323
57,906	Amylin Pharmaceuticals, Inc.*	1,839,674
143,763	Biogen Idec, Inc.*	9,021,128
191,451	Celgene Corp.*	11,651,708
29,267	Cephalon, Inc.*	1,981,669
64,373	Dentsply International, Inc.	2,609,681
100,192	Express Scripts, Inc.*	7,224,845
149,038	Genzyme Corp.*	10,203,141
406,080	Gilead Sciences, Inc.*	22,464,346
39,705	Henry Schein, Inc.*	2,212,363
119,336	Hologic, Inc.*	2,867,644

Shares		Value
	Common Stocks (a) (continued)
17,132	Intuitive Surgical, Inc.*	$5,029,784
55,107	Patterson Cos., Inc.*	1,874,189
275,861	Teva Pharmaceutical Industries Ltd. (ADR)	12,615,124
64,919	Vertex Pharmaceuticals, Inc.*	1,858,631
		103,368,250
	Industrials — 4.3%
75,226	CH Robinson Worldwide, Inc.	4,852,077
81,911	Cintas Corp.	2,418,013
92,957	Expeditors International of Washington, Inc.	4,376,416
63,304	Fastenal Co.	3,129,750
66,864	Foster Wheeler Ltd.*	5,093,031
47,072	Joy Global, Inc.	3,964,875
56,936	Monster Worldwide, Inc.*	1,405,750
182,408	PACCAR, Inc.	9,738,763
51,640	Ryanair Holdings plc (ADR)*	1,360,714
40,820	Stericycle, Inc.*	2,379,806
52,249	UAL Corp.	446,206
		39,165,401
	Information Technology — 54.9%
116,577	Activision, Inc.*	3,934,474
239,860	Adobe Systems, Inc.*	10,568,232
71,144	Akamai Technologies, Inc.*	2,778,173
191,990	Altera Corp.	4,442,649
544,480	Apple, Inc.*	102,770,600
310,921	Applied Materials, Inc.	6,159,345
106,866	Autodesk, Inc.*	4,398,605
11,686	Baidu.com (ADR)*	4,032,371
189,996	Broadcom Corp., Class A*	5,450,985
219,020	CA, Inc.	5,812,791
121,229	Cadence Design Systems, Inc.*	1,408,681
95,904	Check Point Software Technologies*	2,381,296
945,927	Cisco Systems, Inc.*	25,275,169
97,776	Citrix Systems, Inc.*	3,346,872
124,808	Cognizant Technology Solutions Corp., Class A*	4,403,226
333,716	Dell, Inc.*	7,695,491
439,905	eBay, Inc.*	13,201,549
141,833	Electronic Arts, Inc.*	7,120,017
91,353	Fiserv, Inc.*	4,783,243
402,094	Flextronics International Ltd.*	4,306,427

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
63,967	Google, Inc., Class A*	$37,471,869
49,767	Infosys Technologies Ltd. (ADR)	2,444,057
900,246	Intel Corp.	20,867,702
183,359	Intuit, Inc.*	5,310,077
152,846	Juniper Networks, Inc.*	4,206,322
91,537	Kla-Tencor Corp.	4,221,686
57,206	Lam Research Corp.*	2,328,284
131,181	Linear Technology Corp.	4,823,525
78,696	Logitech International S.A. (Registered)*	2,591,459
251,277	Marvell Technology Group Ltd.*	4,362,169
69,731	Microchip Technology, Inc.	2,568,890
1,422,714	Microsoft Corp.	40,291,261
159,532	NetApp, Inc.*	3,889,390
242,310	Nvidia Corp.*	5,985,057
951,302	Oracle Corp.*	21,727,738
153,237	Paychex, Inc.	5,294,338
863,694	QUALCOMM, Inc.	41,923,707
249,300	Research In Motion Ltd.*	34,620,291
91,391	SanDisk Corp.*	2,587,279
153,168	Sun Microsystems, Inc.*	1,983,526
393,119	Symantec Corp.*	8,542,476
82,399	VeriSign, Inc.*	3,299,256
168,692	Xilinx, Inc.	4,588,422
285,499	Yahoo!, Inc.*	7,639,953
		497,838,930
	Materials — 0.7%
55,199	Sigma-Aldrich Corp.	3,243,493
86,363	Steel Dynamics, Inc.	3,117,704
		6,361,197
	Telecommunication Services — 1.4%
30,305	Leap Wireless International, Inc.*	1,741,325
669,128	Level 3 Communications, Inc.*	2,295,109
46,417	Millicom International Cellular S.A.	5,377,874
73,322	NII Holdings, Inc.*	3,680,764
		13,095,072
Total Common Stocks (Cost $771,966,809)		769,451,909

Principal Amount		Value
	Repurchase Agreements — 19.5%
$367,354	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $367,420 (b)	$367,354
67,348,160	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $67,361,349 (c)	67,348,160
1,116,727	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $1,116,922 (d)	1,116,727
61,225,600	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $61,236,927 (e)	61,225,600
329,849	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $329,911 (f)	329,849
46,531,456	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $46,540,375 (g)	46,531,456
Total Repurchase Agreements (Cost $176,919,146)		176,919,146
Total Investments (Cost $948,885,955) — 104.2%		946,371,055
Liabilities in excess of other assets — (4.2%)		(37,683,609)
Net Assets — 100.0%		$908,687,446

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $374,701. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra QQQ® (continued)

12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $68,695,274. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,139,089. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $62,450,131. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $336,466. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $47,462,141. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,004,129
Aggregate gross unrealized depreciation	(58,421,580)
Net unrealized depreciation	$(24,417,451)
Federal income tax cost of investments	$970,788,506

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	3,085	June - 08	$125,451,525	$17,057,930

Cash collateral in the amount of $8,818,251 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	$571,447	$11,447
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	2,485,234	50,232
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	94,027,259	2,690,543
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	344,538,779	6,935,886
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/06/08	515,042,486	(54,139,595)
			$(44,451,487)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 86.7%
	Consumer Discretionary — 7.7%
168,141	General Motors Corp.	$2,875,211
168,141	Home Depot, Inc.	4,600,338
168,141	McDonald's Corp.	9,974,124
168,141	Walt Disney Co. (The)	5,649,538
		23,099,211
	Consumer Staples — 10.1%
168,141	Coca-Cola Co. (The)	9,627,754
168,141	Procter & Gamble Co.	11,105,713
168,141	Wal-Mart Stores, Inc.	9,708,461
		30,441,928
	Energy — 10.5%
168,141	Chevron Corp.	16,671,180
168,141	Exxon Mobil Corp.	14,924,195
		31,595,375
	Financials — 10.1%
168,141	American Express Co.	7,793,335
168,141	American International Group, Inc.	6,053,076
168,141	Bank of America Corp.	5,718,475
168,141	Citigroup, Inc.	3,680,607
168,141	JPMorgan Chase & Co.	7,230,063
		30,475,556
	Health Care — 7.0%
168,141	Johnson & Johnson	11,221,730
168,141	Merck & Co., Inc.	6,550,773
168,141	Pfizer, Inc.	3,255,210
		21,027,713
	Industrials — 19.3%
168,141	3M Co.	13,041,016
168,141	Boeing Co.	13,917,031
168,141	Caterpillar, Inc.	13,895,172
168,141	General Electric Co.	5,165,292
168,141	United Technologies Corp.	11,944,737
		57,963,248

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 12.7%
168,141	Hewlett-Packard Co.	$7,912,716
168,141	Intel Corp.	3,897,508
168,141	International Business Machines Corp.	21,762,490
168,141	Microsoft Corp.	4,761,753
		38,334,467
	Materials — 4.9%
168,141	Alcoa, Inc.	6,824,843
168,141	EI Du Pont de Nemours & Co.	8,055,635
		14,880,478
	Telecommunication Services — 4.4%
168,141	AT&T, Inc.	6,708,826
168,141	Verizon Communications, Inc.	6,468,384
		13,177,210
Total Common Stocks (Cost $258,143,473)		260,995,186
Principal Amount
	Repurchase Agreements — 16.7%
$104,697	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $104,716 (b)	104,697
19,194,432	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $19,198,191 (c)	19,194,432
318,271	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $318,326 (d)	318,271
17,449,484	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $17,452,712 (e)	17,449,484
94,008	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $94,026 (f)	94,008

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Dow30SM (continued)

Principal Amount		Value
	Repurchase Agreements (continued)
$13,261,607	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $13,264,149 (g)	$13,261,607
Total Repurchase Agreements (Cost $50,422,499)		50,422,499
Total Investments (Cost $308,565,972) — 103.4%		311,417,685
Liabilities in excess of other assets — (3.4%)		(10,327,672)
Net Assets — 100.0%		$301,090,013

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $106,791. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $19,578,364. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $324,644. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $17,798,479. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $95,894. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $13,526,856. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,268,734
Aggregate gross unrealized depreciation	(18,268,488)
Net unrealized appreciation	$(2,999,754)
Federal income tax cost of investments	$314,417,439

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	662	June - 08	$41,742,410	$1,513,701

Cash collateral in the amount of $2,468,217 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

See accompanying notes to the financial statements.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	06/06/08	$36,866,846	$(1,037,175)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	06/06/08	120,241,678	(4,545,547)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/06/08	160,000,000	(13,280,882)
			$(18,863,604)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.7%
44,891	3M Co. (Industrials)	0.4%	$3,481,746
98,054	Abbott Laboratories (Health Care)	0.6%	5,525,343
73,337	American Express Co. (Financials)	0.4%	3,399,170
170,856	American International Group, Inc. (Financials)	0.7%	6,150,816
55,752	Apple, Inc.* (Information Technology)	1.2%	10,523,190
382,878	AT&T, Inc. (Telecommunication Services)	1.7%	15,276,832
281,794	Bank of America Corp. (Financials)	1.1%	9,583,814
48,517	Boeing Co. (Industrials)	0.4%	4,015,752
39,583	Caterpillar, Inc. (Industrials)	0.4%	3,271,139
131,735	Chevron Corp. (Energy)	1.4%	13,061,525
378,137	Cisco Systems, Inc.* (Information Technology)	1.1%	10,103,821
330,264	Citigroup, Inc. (Financials)	0.8%	7,229,479
126,785	Coca-Cola Co. (The) (Consumer Staples)	0.8%	7,259,709
191,006	Comcast Corp., Class A (Consumer Discretionary)	0.5%	4,297,635
99,054	ConocoPhillips (Energy)	1.0%	9,221,927
90,832	CVS/Caremark Corp. (Consumer Staples)	0.4%	3,886,701
28,190	Devon Energy Corp. (Energy)	0.4%	3,268,349
41,945	Exelon Corp. (Utilities)	0.4%	3,691,160
339,380	Exxon Mobil Corp. (Energy)	3.3%	30,123,369
633,443	General Electric Co. (Industrials)	2.2%	19,459,369
25,064	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	4,421,540
14,711	Google, Inc., Class A* (Information Technology)	1.0%	8,617,704

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
156,387	Hewlett-Packard Co. (Information Technology)	0.8%	$7,359,572
367,163	Intel Corp. (Information Technology)	0.9%	8,510,838
87,815	International Business Machines Corp. (Information Technology)	1.3%	11,365,895
179,687	Johnson & Johnson (Health Care)	1.3%	11,992,310
217,138	JPMorgan Chase & Co. (Financials)	1.0%	9,336,934
73,055	McDonald's Corp. (Consumer Discretionary)	0.5%	4,333,623
71,239	Medtronic, Inc. (Health Care)	0.4%	3,609,680
137,356	Merck & Co., Inc. (Health Care)	0.6%	5,351,390
507,736	Microsoft Corp. (Information Technology)	1.6%	14,379,084
34,762	Monsanto Co. (Materials)	0.5%	4,428,679
52,180	Occidental Petroleum Corp. (Energy)	0.5%	4,796,907
250,897	Oracle Corp.* (Information Technology)	0.6%	5,730,487
101,610	PepsiCo, Inc. (Consumer Staples)	0.8%	6,939,963
428,885	Pfizer, Inc. (Health Care)	0.9%	8,303,214
133,741	Philip Morris International, Inc.* (Consumer Staples)	0.8%	7,042,801
195,222	Procter & Gamble Co. (Consumer Staples)	1.4%	12,894,413
102,276	QUALCOMM, Inc. (Information Technology)	0.6%	4,964,477
75,977	Schlumberger Ltd. (Energy)	0.9%	7,683,554
226,865	Time Warner, Inc. (Consumer Discretionary)	0.4%	3,602,616

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
109,727	U.S. Bancorp (Financials)	0.4%	$3,641,839
65,615	United Parcel Service, Inc., Class B (Industrials)	0.5%	4,659,977
62,263	United Technologies Corp. (Industrials)	0.5%	4,423,164
182,120	Verizon Communications, Inc. (Telecommunication Services)	0.8%	7,006,156
149,887	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	8,654,475
119,449	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	4,013,486
209,134	Wells Fargo & Co. (Financials)	0.6%	5,765,824
84,874	Wyeth (Health Care)	0.4%	3,774,347
10,881,610	Other Common Stocks	44.6%	404,635,404
Total Common Stock (Cost $786,312,641)			$775,071,199
Principal Amount
	Repurchase Agreements — 17.4%
$327,773	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $327,832 (b)		327,773
60,091,789	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $60,103,557 (c)		60,091,789
996,407	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $996,581 (d)		996,407
54,628,899	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $54,639,005 (e)		54,628,899
294,309	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $294,365 (f)		294,309

Principal Amount		Value
	Repurchase Agreements (continued)
$41,517,964	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $41,525,922 (g)	$41,517,964
Total Repurchase Agreements (Cost $157,857,141)		157,857,141
Total Investments (Cost $944,169,782) — 103.1%		932,928,340
Liabilities in excess of other assets — (3.1%)		(28,425,660)
Net Assets — 100.0%		$904,502,680

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $334,329. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $61,293,759. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,016,359. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $55,721,493. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra S&P500® (continued)

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $300,214. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $42,348,373. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,416,365
Aggregate gross unrealized depreciation	(60,783,350)
Net unrealized depreciation	$(20,366,985)
Federal income tax cost of investments	$953,295,325

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P500 Futures Contracts	1,767	June - 08	$123,535,388	$7,236,159

Cash collateral in the amount of $8,931,073 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	$888,701	$(11,239)
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	2,177,104	(26,700)
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	233,175,184	(4,634,113)
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	320,161,965	(3,917,852)
Equity Index Swap Agreement based on the S&P 500® Index	12/06/08	392,303,041	(35,170,071)
			$(43,759,975)

Ultra S&P500® invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	7.3%
Consumer Staples	9.0%
Energy	12.3%
Financials	13.6%
Health Care	9.8%
Industrials	10.1%
Information Technology	14.2%
Materials	3.2%
Telecommunication Services	3.0%
Utilities	3.2%
Other[1]	14.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.7%
30,239	Activision, Inc.* (Information Technology)	0.8%	$1,020,566
9,425	AGCO Corp.* (Industrials)	0.4%	569,553
10,072	AMB Property Corp. (REIT) (Financials)	0.5%	593,644
11,023	Ametek, Inc. (Industrials)	0.4%	565,480
18,217	Amphenol Corp., Class A (Information Technology)	0.6%	849,459
14,811	Arch Coal, Inc. (Energy)	0.7%	961,382
11,975	BorgWarner, Inc. (Consumer Discretionary)	0.5%	619,227
4,977	CF Industries Holdings, Inc. (Materials)	0.5%	681,351
8,517	Cimarex Energy Co. (Energy)	0.4%	580,348
9,294	Cleveland-Cliffs, Inc. (Materials)	0.7%	991,670
6,599	Covance, Inc.* (Health Care)	0.4%	540,986
25,226	Denbury Resources, Inc.* (Energy)	0.6%	858,441
15,530	Dentsply International, Inc. (Health Care)	0.5%	629,586
5,826	Dun & Bradstreet Corp. (Industrials)	0.4%	533,778
7,375	Energen Corp. (Utilities)	0.4%	552,756
13,339	Equitable Resources, Inc. (Utilities)	0.7%	936,798
6,468	Everest Re Group Ltd. (Financials)	0.4%	567,373
12,887	Fastenal Co. (Industrials)	0.5%	637,133
5,898	Flowserve Corp. (Industrials)	0.6%	816,991
7,729	FMC Corp. (Materials)	0.4%	571,791
13,370	FMC Technologies, Inc.* (Energy)	0.7%	960,634
9,096	Forest Oil Corp.* (Energy)	0.5%	607,158
14,044	Harris Corp. (Information Technology)	0.7%	923,814

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
8,693	Harsco Corp. (Industrials)	0.4%	$550,441
10,665	Helmerich & Payne, Inc. (Energy)	0.5%	668,162
26,290	Hologic, Inc.* (Health Care)	0.5%	631,749
11,105	Joy Global, Inc. (Industrials)	0.7%	935,374
17,463	KBR, Inc. (Industrials)	0.5%	606,141
12,809	Lam Research Corp.* (Information Technology)	0.4%	521,326
7,442	Macerich Co. (The) (REIT) (Financials)	0.4%	532,326
16,698	McAfee, Inc.* (Information Technology)	0.5%	605,302
18,772	MDU Resources Group, Inc. (Utilities)	0.5%	620,039
8,593	National Fuel Gas Co. (Utilities)	0.4%	518,244
33,421	New York Community Bancorp, Inc. (Financials)	0.5%	685,799
13,529	Newfield Exploration Co.* (Energy)	0.7%	855,574
10,706	Oneok, Inc. (Utilities)	0.4%	535,942
12,283	Pioneer Natural Resources Co. (Energy)	0.7%	881,797
11,605	Plains Exploration & Production Co.* (Energy)	0.6%	829,525
17,196	Pride International, Inc.* (Energy)	0.6%	755,592
17,600	Quanta Services, Inc.* (Industrials)	0.4%	563,904
16,239	Republic Services, Inc. (Industrials)	0.4%	534,750
9,188	Roper Industries, Inc. (Industrials)	0.4%	597,588
35,180	Southwestern Energy Co.* (Energy)	1.2%	1,559,881
5,486	SPX Corp. (Industrials)	0.5%	728,980
19,400	Steel Dynamics, Inc. (Materials)	0.5%	700,340
9,001	Stericycle, Inc.* (Industrials)	0.4%	524,758

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra MidCap400 (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
10,949	Telephone & Data Systems, Inc. (Telecommunication Services)	0.4%	$521,939
22,840	Western Digital Corp.* (Information Technology)	0.6%	857,185
12,031	Wisconsin Energy Corp. (Utilities)	0.4%	577,969
2,982,731	Other Common Stocks	61.9%	82,639,464
Total Common Stock (Cost $110,469,246)			117,110,010
Principal Amount
	Repurchase Agreements — 11.6%
$32,192	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $32,198 (b)		32,192
5,901,846	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $5,903,002 (c)		5,901,846
97,861	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $97,878 (d)		97,861
5,365,314	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $5,366,307 (e)		5,365,314
28,905	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $28,911 (f)		28,905
4,077,639	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,078,421 (g)		4,077,639
Total Repurchase Agreements (Cost $15,503,757)			15,503,757
Total Investments (Cost $125,973,003) — 99.3%			132,613,767
Other assets in excess of liabilities — 0.7%			910,450
Net Assets — 100.0%			$133,524,217

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $32,836. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $6,019,896. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $99,821. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $5,472,622. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $29,485. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $4,159,197. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,356,489
Aggregate gross unrealized depreciation	(7,002,130)
Net unrealized appreciation	$4,354,359
Federal income tax cost of investments	$128,259,408

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	212	June - 08	$18,679,320	$1,708,640

Cash collateral in the amount of $811,397 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	$855,070	$24,792
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	11,961,288	346,262
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	56,639,768	984,702
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/06/08	61,000,000	(1,480,899)
			$(125,143)

Ultra MidCap400 invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	10.8%
Consumer Staples	2.7%
Energy	9.6%
Financials	13.6%
Health Care	8.8%
Industrials	15.3%
Information Technology	12.2%
Materials	7.1%
Telecommunication Services	0.5%
Utilities	7.1%
Other[1]	12.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.5%
1,529	Acuity Brands, Inc. (Industrials)	0.4%	$81,419
1,092	Anixter International, Inc.* (Information Technology)	0.3%	70,991
2,840	Ansys, Inc.* (Information Technology)	0.6%	134,332
3,265	Atmos Energy Corp. (Utilities)	0.4%	89,428
1,004	Atwood Oceanics, Inc.* (Energy)	0.5%	102,318
1,967	Brady Corp., Class A (Industrials)	0.3%	76,143
3,546	Cabot Oil & Gas Corp. (Energy)	1.0%	213,646
1,054	Century Aluminum Co.* (Materials)	0.4%	76,942
1,862	Clarcor, Inc. (Industrials)	0.4%	80,848
1,621	Curtiss-Wright Corp. (Industrials)	0.4%	83,498
922	Essex Property Trust, Inc. (REIT) (Financials)	0.5%	110,151
1,543	Factset Research Systems, Inc. (Information Technology)	0.5%	99,848
4,982	Flir Systems, Inc.* (Information Technology)	0.9%	196,390
2,837	Flowers Foods, Inc. (Consumer Staples)	0.4%	79,805
1,925	Gardner Denver, Inc.* (Industrials)	0.5%	102,140
3,329	Helix Energy Solutions Group, Inc.* (Energy)	0.6%	128,599
2,215	Idexx Laboratories, Inc.* (Health Care)	0.5%	111,857
1,238	Itron, Inc.* (Information Technology)	0.6%	120,804
1,951	Kirby Corp.* (Industrials)	0.5%	108,593
1,901	Landstar System, Inc. (Industrials)	0.5%	105,924
2,196	Lennox International, Inc. (Industrials)	0.3%	70,755
4,148	LKQ Corp.* (Consumer Discretionary)	0.4%	91,920

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,924	Massey Energy Co. (Energy)	0.9%	$188,949
2,973	Micros Systems, Inc.* (Information Technology)	0.4%	98,020
2,836	Microsemi Corp.* (Information Technology)	0.4%	77,706
1,547	Moog, Inc., Class A* (Industrials)	0.3%	70,141
1,996	Oceaneering International, Inc.* (Energy)	0.7%	142,435
1,485	Owens & Minor, Inc. (Health Care)	0.3%	70,508
967	Patriot Coal Corp.* (Energy)	0.5%	104,562
1,759	Pediatrix Medical Group, Inc.* (Health Care)	0.4%	94,687
1,512	Penn Virginia Corp. (Energy)	0.4%	95,286
2,120	Philadelphia Consolidated Holding Co.* (Financials)	0.4%	78,970
2,663	Piedmont Natural Gas Co. (Utilities)	0.3%	71,981
817	SEACOR Holdings, Inc.* (Energy)	0.3%	72,697
3,442	Senior Housing Properties Trust (REIT) (Financials)	0.4%	76,447
4,489	Southern Union Co. (Utilities)	0.5%	119,407
2,288	St. Mary Land & Exploration Co. (Energy)	0.5%	116,596
2,791	Take-Two Interactive Software, Inc.* (Information Technology)	0.3%	75,552
1,281	Teledyne Technologies, Inc.* (Industrials)	0.3%	71,326
989	Texas Industries, Inc. (Materials)	0.3%	72,098

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,393	Trimble Navigation Ltd.* (Information Technology)	0.8%	$175,017
3,874	UGI Corp. (Utilities)	0.5%	104,521
1,713	Unit Corp.* (Energy)	0.6%	131,370
633	Valmont Industries, Inc. (Industrials)	0.3%	72,694
2,756	Varian Semiconductor Equipment Associates, Inc.* (Information Technology)	0.5%	104,811
2,432	Waste Connections, Inc.* (Industrials)	0.4%	79,843
1,531	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.4%	89,671
1,118	W-H Energy Services, Inc.* (Energy)	0.4%	95,623
2,153	Woodward Governor Co. (Industrials)	0.4%	86,701
669,169	Other Common Stocks	63.7%	13,901,748
Total Common Stock (Cost $18,768,120)			18,875,718
	Rights (a) — –%
1,287	Guaranty Financial Group, Inc.*		—
1,430	Micrel, Inc.*		—
Total Rights (Cost $–)			—
Principal Amount
	Repurchase Agreements — 14.1%
$6,375	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $6,376 (b)		6,375
1,168,817	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $1,169,046 (c)		1,168,817
19,381	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $19,384 (d)		19,381

Principal Amount		Value
	Repurchase Agreements (continued)
$1,062,561	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $1,062,758 (e)	$1,062,561
5,725	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $5,726 (f)	5,725
807,547	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $807,702 (g)	807,547
Total Repurchase Agreements (Cost $3,070,406)		3,070,406
Total Investments (Cost $21,838,526) — 100.6%		21,946,124
Liabilities in excess of other assets — (0.6%)		(122,505)
Net Assets — 100.0%		$21,823,619

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $6,503. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $1,192,196. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra SmallCap600 (continued)

$19,769. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $1,083,813. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $5,839. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $823,698. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,448,417
Aggregate gross unrealized depreciation	(1,922,090)
Net unrealized appreciation	$(473,673)
Federal income tax cost of investments	$22,419,797

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	06/06/08	$5,007,029	$128,753
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	06/06/08	12,184,340	302,131
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	12/06/08	7,500,000	(473,679)
			$(42,795)

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	10.8%
Consumer Staples	3.2%
Energy	9.6%
Financials	13.8%
Health Care	10.2%
Industrials	15.1%
Information Technology	16.3%
Materials	3.2%
Telecommunication Services	0.2%
Utilities	4.1%
Other[1]	13.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.8%
2,544	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.2%	$265,339
3,066	Alexion Pharmaceuticals, Inc.* (Health Care)	0.2%	218,759
5,610	Alpha Natural Resources, Inc.* (Energy)	0.4%	458,225
6,186	Ansys, Inc.* (Information Technology)	0.3%	292,598
11,301	Apollo Investment Corp. (Financials)	0.2%	203,983
5,523	Aptargroup, Inc. (Materials)	0.2%	246,989
2,188	Atwood Oceanics, Inc.* (Energy)	0.2%	222,979
7,645	BioMarin Pharmaceutical, Inc.* (Health Care)	0.3%	291,810
5,967	Bucyrus International, Inc. (Industrials)	0.4%	422,344
2,820	Central European Distribution Corp.* (Consumer Discretionary)	0.2%	201,235
4,419	CF Industries Holdings, Inc. (Materials)	0.5%	604,961
2,617	Chipotle Mexican Grill, Inc., Class B* (Consumer Discretionary)	0.2%	216,400
3,544	Comstock Resources, Inc.* (Energy)	0.2%	203,248
4,784	DeVry, Inc. (Consumer Discretionary)	0.2%	272,927
4,239	Encore Acquisition Co.* (Energy)	0.3%	283,123
3,160	Energy Conversion Devices, Inc.* (Industrials)	0.2%	200,597
2,870	Equinix, Inc.* (Information Technology)	0.2%	274,056
4,814	Exterran Holdings, Inc.* (Energy)	0.3%	353,925

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
10,580	Flir Systems, Inc.* (Information Technology)	0.3%	$417,064
4,002	FTI Consulting, Inc.* (Industrials)	0.2%	240,360
8,321	GrafTech International Ltd.* (Industrials)	0.2%	219,674
6,626	Hercules Offshore, Inc.* (Energy)	0.2%	224,754
7,526	Hexcel Corp.* (Industrials)	0.2%	199,138
19,526	Hologic, Inc.* (Health Care)	0.4%	469,210
4,278	Illumina, Inc.* (Health Care)	0.3%	335,737
6,021	Inverness Medical Innovations, Inc.* (Health Care)	0.2%	220,128
3,870	ITC Holdings Corp. (Utilities)	0.2%	211,186
2,395	Itron, Inc.* (Information Technology)	0.2%	233,704
8,980	LKQ Corp.* (Consumer Discretionary)	0.2%	198,997
6,953	Mariner Energy, Inc.* (Energy)	0.2%	227,363
6,467	Micros Systems, Inc.* (Information Technology)	0.2%	213,217
7,600	Nationwide Health Properties, Inc. (REIT) (Financials)	0.2%	259,388
11,981	Nuance Communications, Inc.* (Information Technology)	0.2%	236,265
3,929	Oil States International, Inc.* (Energy)	0.2%	229,532
25,502	ON Semiconductor Corp.* (Information Technology)	0.2%	252,215
3,268	Penn Virginia Corp. (Energy)	0.2%	205,949
6,132	Perrigo Co. (Health Care)	0.2%	224,493
17,398	PetroHawk Energy Corp.* (Energy)	0.5%	511,153

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,023	priceline.com, Inc.* (Consumer Discretionary)	0.4%	$406,684
14,712	SAIC, Inc.* (Information Technology)	0.2%	293,210
1,159	Strayer Education, Inc. (Consumer Discretionary)	0.2%	231,684
6,326	Sybase, Inc.* (Information Technology)	0.2%	202,559
7,409	Terra Industries, Inc. (Materials)	0.3%	323,255
11,547	Time Warner Telecom, Inc., Class A* (Telecommunication Services)	0.2%	215,929
6,696	Waddell & Reed Financial, Inc., Class A (Financials)	0.2%	236,771
4,154	Walter Industries, Inc. (Industrials)	0.3%	387,319
3,412	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.2%	199,841
2,427	W-H Energy Services, Inc.* (Energy)	0.2%	207,581
3,356	Whiting Petroleum Corp.* (Energy)	0.3%	313,887
5,183,162	Other Common Stocks	73.7%	83,571,520
Total Common Stock (Cost $98,228,082)			97,153,265
	Rights (a) — –%
5,189	Micrel, Inc.*		—
Total Rights (Cost $–)			—
Principal Amount
	Repurchase Agreements — 14.6%
$34,209	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $34,215 (b)		34,209

Principal Amount		Value
	Repurchase Agreements (continued)
$6,271,701	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $6,272,929 (c)	$6,271,701
103,994	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $104,012 (d)	103,994
5,701,546	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $5,702,601 (e)	5,701,546
30,717	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $30,723 (f)	30,717
4,333,175	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,334,006 (g)	4,333,175
Total Repurchase Agreements (Cost $16,475,342)		16,475,342
Total Investments (Cost $114,703,424) — 100.4%		113,628,607
Liabilities in excess of other assets — (0.4%)		(463,307)
Net Assets — 100.0%		$113,165,300

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $34,894. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $6,397,149. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $106,076. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $5,815,579. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $31,333. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $4,419,844. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,103,205
Aggregate gross unrealized depreciation	(12,062,643)
Net unrealized depreciation	$(4,959,438)
Federal income tax cost of investments	$118,588,045

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Index® Futures Contracts	161	June - 08	$12,005,770	$978,628

Cash collateral in the amount of $860,424 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	$10,711,620	$213,350
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	65,263,397	1,746,749
Equity Index Swap Agreement based on the Russell 2000® Index	12/06/08	42,000,000	(3,290,815)
			$(1,330,716)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 (continued)

Ultra Russell2000 invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	11.1%
Consumer Staples	2.4%
Energy	8.1%
Financials	16.2%
Health Care	10.8%
Industrials	13.5%
Information Technology	15.2%
Materials	4.9%
Telecommunication Services	1.1%
Utilities	2.5%
Other[1]	14.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 92.3%
888	Alcoa, Inc. (Materials)	0.5%	$36,044
623	Allstate Corp. (The) (Financials)	0.4%	31,736
2,274	American International Group, Inc. (Financials)	1.1%	81,864
506	Anadarko Petroleum Corp. (Energy)	0.5%	37,935
361	Apache Corp. (Energy)	0.6%	48,396
6,726	AT&T, Inc. (Telecommunication Services)	3.4%	268,367
4,841	Bank of America Corp. (Financials)	2.1%	164,642
806	Bank of New York Mellon Corp. (The) (Financials)	0.5%	35,891
2,345	Chevron Corp. (Energy)	3.0%	232,507
5,680	Citigroup, Inc. (Financials)	1.6%	124,335
857	Coca-Cola Co. (The) (Consumer Staples)	0.6%	49,072
1,683	ConocoPhillips (Energy)	2.0%	156,687
749	CVS/Caremark Corp. (Consumer Staples)	0.4%	32,050
467	Deere & Co. (Industrials)	0.5%	37,986
485	Devon Energy Corp. (Energy)	0.7%	56,231
1,040	Dow Chemical Co. (The) (Materials)	0.6%	42,016
847	EI Du Pont de Nemours & Co. (Materials)	0.5%	40,580
267	EOG Resources, Inc. (Energy)	0.4%	34,344
402	Exelon Corp. (Utilities)	0.5%	35,376
4,646	Exxon Mobil Corp. (Energy)	5.3%	412,379
443	FPL Group, Inc. (Utilities)	0.4%	29,911
380	General Dynamics Corp. (Industrials)	0.4%	35,017
9,978	General Electric Co. (Industrials)	3.9%	306,524
250	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	44,102
303	Hess Corp. (Energy)	0.5%	37,211
304	International Business Machines Corp. (Information Technology)	0.5%	39,347
1,975	Johnson & Johnson Health Care)	1.7%	131,811

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,755	JPMorgan Chase & Co. (Financials)	2.1%	$161,465
1,661	Kraft Foods, Inc., Class A (Consumer Staples)	0.7%	53,949
785	Marathon Oil Corp. (Energy)	0.5%	40,341
980	McDonald's Corp. (Consumer Discretionary)	0.7%	58,134
793	Merrill Lynch & Co., Inc. (Financials)	0.4%	34,829
515	MetLife, Inc. (Financials)	0.4%	30,915
1,139	Morgan Stanley (Financials)	0.6%	50,378
910	Occidental Petroleum Corp. (Energy)	1.1%	83,656
7,657	Pfizer, Inc. (Health Care)	1.9%	148,240
984	Philip Morris International, Inc.* (Consumer Staples)	0.7%	51,817
2,075	Procter & Gamble Co. (Consumer Staples)	1.8%	137,054
820	Southern Co. (Utilities)	0.4%	29,684
3,323	Time Warner, Inc. (Consumer Discretionary)	0.7%	52,769
677	Travelers Cos., Inc. (The) (Financials)	0.4%	33,721
1,897	U.S. Bancorp (Financials)	0.8%	62,961
423	United Technologies Corp. (Industrials)	0.4%	30,050
3,167	Verizon Communications, Inc. (Telecommunication Services)	1.6%	121,834
2,356	Wachovia Corp. (Financials)	0.7%	56,073
700	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	40,418
1,213	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	40,757
3,707	Wells Fargo & Co. (Financials)	1.3%	102,202
696	Wyeth (Health Care)	0.4%	30,951
106,007	Other Common Stocks	40.5%	3,153,499
Total Common Stock (Cost $7,909,127)			7,188,058
	Rights (a) — 0.0%
41	Guaranty Financial Group, Inc.*		—
Total Rights (Cost $0)			—

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell1000 Value (continued)

Principal Amount		Value
	Repurchase Agreements — 11.8%
$1,918	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,918 (b)	$1,918
351,555	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $351,624 (c)	351,555
5,829	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $5,830 (d)	5,829
319,595	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $319,654 (e)	319,595
1,722	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,722 (f)	1,722
242,892	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $242,939 (g)	242,892
Total Repurchase Agreements (Cost $923,511)		923,511
Total Investments (Cost $8,832,638) — 104.1%		8,111,569
Liabilities in excess of other assets — (4.1%)		(322,981)
Net Assets — 100.0%		$7,788,588

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,956. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $358,587. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $5,946. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $325,987. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,756. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $247,751. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$634,570
Aggregate gross unrealized depreciation	(1,504,318)
Net unrealized depreciation	$(869,748)
Federal income tax cost of investments	$8,981,317

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index	06/06/08	$8,676,588	$(252,592)

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	6.5%
Consumer Staples	8.4%
Energy	16.8%
Financials	24.8%
Health Care	6.6%
Industrials	9.8%
Information Technology	3.1%
Materials	4.2%
Telecommunication Services	5.8%
Utilities	6.4%
Other[1]	7.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.3%
3,121	3M Co. (Industrials)	0.6%	$242,065
7,132	Abbott Laboratories (Health Care)	1.0%	401,888
4,795	American Express Co. (Financials)	0.6%	222,248
4,005	Apple, Inc.* (Information Technology)	1.9%	755,944
3,017	Baxter International, Inc. (Health Care)	0.5%	184,339
3,646	Boeing Co. (Industrials)	0.8%	301,779
9,113	Bristol-Myers Squibb Co. (Health Care)	0.5%	207,685
1,555	Burlington Northern Santa Fe Corp. (Industrials)	0.4%	175,793
2,965	Caterpillar, Inc. (Industrials)	0.6%	245,028
28,112	Cisco Systems, Inc.* (Information Technology)	1.9%	751,153
7,059	Coca-Cola Co. (The) (Consumer Staples)	1.0%	404,198
2,184	Colgate-Palmolive Co. (Consumer Staples)	0.4%	162,402
8,383	Comcast Corp., Class A (Consumer Discretionary)	0.5%	188,617
7,283	Corning, Inc. (Information Technology)	0.5%	199,117
9,456	Dell, Inc.* (Information Technology)	0.5%	218,055
9,717	EMC Corp.* (Information Technology)	0.4%	169,464
3,060	Emerson Electric Co. (Industrials)	0.4%	178,031
5,054	Exxon Mobil Corp. (Energy)	1.1%	448,593
1,454	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.4%	168,242
5,288	General Electric Co. (Industrials)	0.4%	162,447
4,324	Gilead Sciences, Inc.* (Health Care)	0.6%	239,204
1,062	Google, Inc., Class A* (Information Technology)	1.6%	622,120
4,232	Halliburton Co. (Energy)	0.5%	205,591
11,415	Hewlett-Packard Co. (Information Technology)	1.3%	537,190
3,090	Honeywell International, Inc. (Industrials)	0.5%	184,226

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
26,902	Intel Corp. (Information Technology)	1.6%	$623,588
5,035	International Business Machines Corp. (Information Technology)	1.6%	651,680
5,029	Johnson & Johnson (Health Care)	0.8%	335,635
1,630	Lockheed Martin Corp. (Industrials)	0.5%	178,387
6,972	Lowe's Cos., Inc. (Consumer Discretionary)	0.4%	167,328
5,320	Medtronic, Inc. (Health Care)	0.7%	269,564
8,289	Merck & Co., Inc. (Health Care)	0.8%	322,939
38,007	Microsoft Corp. (Information Technology)	2.7%	1,076,358
2,520	Monsanto Co. (Materials)	0.8%	321,048
1,910	National Oilwell Varco, Inc.* (Energy)	0.4%	159,141
17,853	Oracle Corp.* (Information Technology)	1.0%	407,763
7,542	PepsiCo, Inc. (Consumer Staples)	1.3%	515,119
5,561	Philip Morris International, Inc.* (Consumer Staples)	0.7%	292,842
5,774	Procter & Gamble Co. (Consumer Staples)	1.0%	381,373
7,718	QUALCOMM, Inc. (Information Technology)	0.9%	374,632
5,457	Schlumberger Ltd. (Energy)	1.4%	551,866
3,701	Target Corp. (Consumer Discretionary)	0.5%	197,485
6,126	Texas Instruments, Inc. (Information Technology)	0.5%	198,972
1,436	Transocean, Inc.* (Energy)	0.5%	215,673
3,109	United Parcel Service, Inc., Class B (Industrials)	0.6%	220,801
2,809	United Technologies Corp. (Industrials)	0.5%	199,551
5,794	UnitedHealth Group, Inc. (Health Care)	0.5%	198,213
4,618	Walgreen Co. (Consumer Staples)	0.4%	166,340
8,195	Wal-Mart Stores, Inc. (Consumer Staples)	1.2%	473,179

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
466,709	Other Common Stocks	46.1%	$18,411,249
Total Common Stock (Cost $33,420,505)			34,486,145
Principal Amount
	Repurchase Agreements — 16.3%
$13,525	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $13,527 (b)		13,525
2,479,670	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $2,480,156 (c)		2,479,670
41,116	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $41,123 (d)		41,116
2,254,246	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $2,254,663 (e)		2,254,246
12,145	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $12,147 (f)		12,145
1,713,227	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,713,555 (g)		1,713,227
Total Repurchase Agreements (Cost $6,513,929)			6,513,929
Total Investments (Cost $39,934,434) — 102.6%			41,000,074
Liabilities in excess of other assets — (2.6%)			(1,056,306)
Net Assets — 100.0%			$39,943,768

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $13,796. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $2,529,269. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $41,940. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $2,299,331. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $12,388. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell1000 Growth (continued)

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $1,747,493. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,199,658
Aggregate gross unrealized depreciation	(1,607,145)
Net unrealized appreciation	$592,513
Federal income tax cost of investments	$40,407,561

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Growth Index	06/06/08	$29,273,829	$282,708
Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/06/08	17,000,000	(1,264,384)
			$(981,676)

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	9.4%
Consumer Staples	9.1%
Energy	8.5%
Financials	5.5%
Health Care	12.7%
Industrials	11.7%
Information Technology	24.1%
Materials	3.4%
Telecommunication Services	0.6%
Utilities	1.3%
Other[1]	13.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.8%
221	Air Products & Chemicals, Inc. (Materials)	0.6%	$22,524
399	Ameren Corp. (Utilities)	0.5%	18,135
768	American Electric Power Co., Inc. (Utilities)	0.8%	32,509
428	Ameriprise Financial, Inc. (Financials)	0.5%	20,227
1,036	Annaly Capital Management, Inc. (REIT) (Financials)	0.5%	18,451
566	AON Corp. (Financials)	0.7%	26,710
233	Assurant, Inc. (Financials)	0.4%	15,851
197	Boston Properties, Inc. (REIT) (Financials)	0.5%	19,255
233	Bunge Ltd. (Consumer Staples)	0.7%	27,813
434	Chesapeake Energy Corp. (Energy)	0.6%	23,770
960	ConAgra Foods, Inc. (Consumer Staples)	0.6%	22,637
521	Consolidated Edison, Inc. (Utilities)	0.6%	21,517
644	CSX Corp. (Industrials)	1.1%	44,475
280	Eaton Corp. (Industrials)	0.7%	27,070
628	Edison International (Utilities)	0.9%	33,428
1,349	El Paso Corp. (Energy)	0.7%	26,373
522	Equity Residential (REIT) (Financials)	0.6%	22,075
4,094	Ford Motor Co.* (Consumer Discretionary)	0.7%	27,839
294	Fortune Brands, Inc. (Consumer Discretionary)	0.5%	20,427
1,064	Gap, Inc. (The) (Consumer Discretionary)	0.5%	19,418
838	Genworth Financial, Inc., Class A (Financials)	0.5%	18,520
535	Hess Corp. (Energy)	1.7%	65,703
1,006	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.4%	17,293
492	Ingersoll-Rand Co., Ltd., Class A (Industrials)	0.6%	21,668
306	ITT Corp. (Industrials)	0.5%	20,196

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
414	Kimco Realty Corp. (REIT) (Financials)	0.4%	$16,291
160	L-3 Communications Holdings, Inc. (Industrials)	0.4%	17,182
339	Leucadia National Corp. (Financials)	0.5%	18,408
994	Liberty Media Corp. - Entertainment, Class A* (Consumer Discretionary)	0.7%	26,838
170	Mosaic Co. (The)* (Materials)	0.5%	21,304
362	Murphy Oil Corp. (Energy)	0.9%	33,539
250	Newfield Exploration Co.* (Energy)	0.4%	15,810
282	Noble Energy, Inc. (Energy)	0.7%	27,481
335	Parker Hannifin Corp. (Industrials)	0.7%	28,364
677	PG&E Corp. (Utilities)	0.7%	26,802
238	Pioneer Natural Resources Co. (Energy)	0.4%	17,086
316	PPG Industries, Inc. (Materials)	0.5%	19,917
487	Principal Financial Group, Inc. (Financials)	0.7%	26,240
497	Progress Energy, Inc. (Utilities)	0.5%	21,252
222	Public Storage (REIT) (Financials)	0.5%	19,565
658	Reliant Energy, Inc.* (Utilities)	0.4%	16,818
851	Safeway, Inc. (Consumer Staples)	0.7%	27,121
482	Sempra Energy (Utilities)	0.7%	27,864
1,217	Spectra Energy Corp. (Energy)	0.8%	32,883
228	United States Steel Corp. (Materials)	1.0%	39,378
695	Unum Group (Financials)	0.4%	16,736
257	Vornado Realty Trust (REIT) (Financials)	0.6%	25,117
829	Xcel Energy, Inc. (Utilities)	0.5%	17,666
1,806	Xerox Corp. (Information Technology)	0.6%	24,525
86,940	Other Common Stocks	56.2%	2,199,410
	Total Common Stock (Cost $3,576,922)		3,397,481

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell MidCap Value (continued)

Shares		Percentage of Net Assets	Value
	Rights (a) — –%
72	Guaranty Financial Group, Inc.		$—
	Total Rights (Cost $–)		—
Principal Amount
	Repurchase Agreements — 14.3%
$1,162	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,162 (b)		1,162
213,122	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $213,164 (c)		213,122
3,534	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $3,535 (d)		3,534
193,747	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $193,783 (e)		193,747
1,044	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,044 (f)		1,044
147,248	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $147,276 (g)		147,248
	Total Repurchase Agreements (Cost $559,857)		559,857
	Total Investments (Cost $4,136,779) — 101.1%		3,957,338
	Liabilities in excess of other assets — (1.1%)		(41,354)
	Net Assets — 100.0%		$3,915,984

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,186. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $217,385. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $3,605. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $197,622. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,065. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association,

See accompanying notes to the financial statements.

2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $150,193. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,477
Aggregate gross unrealized depreciation	(700,224)
Net unrealized depreciation	$(454,747)
Federal income tax cost of investments	$4,412,085

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Value Index	06/06/08	$200,000	$(1,846)
Equity Index Swap Agreement based on the Russell MidCap® Value Index	06/06/08	4,228,129	15,990
			$14,144

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	9.9%
Consumer Staples	6.6%
Energy	9.0%
Financials	24.1%
Health Care	1.9%
Industrials	9.5%
Information Technology	5.7%
Materials	6.4%
Telecommunication Services	1.5%
Utilities	12.2%
Other[1]	13.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 89.4%
4,919	AES Corp. (The)* (Utilities)	0.5%	$95,822
2,737	Agilent Technologies, Inc.* (Information Technology)	0.5%	102,336
752	Air Products & Chemicals, Inc. (Materials)	0.4%	76,644
2,248	Allergan, Inc. (Health Care)	0.7%	129,530
2,916	American Tower Corp., Class A* (Telecommunication Services)	0.7%	133,320
2,235	Analog Devices, Inc. (Information Technology)	0.4%	78,471
2,981	Avon Products, Inc. (Consumer Staples)	0.6%	116,438
3,452	Broadcom Corp., Class A* (Information Technology)	0.5%	99,038
1,623	Cameron International Corp.* (Energy)	0.4%	86,392
1,247	CH Robinson Worldwide, Inc. (Industrials)	0.4%	80,432
2,321	Chesapeake Energy Corp. (Energy)	0.6%	127,121
2,120	Cigna Corp. (Health Care)	0.4%	86,072
2,593	Coach, Inc.* (Consumer Discretionary)	0.5%	94,126
1,342	CONSOL Energy, Inc. (Energy)	0.7%	130,926
1,031	Constellation Energy Group, Inc. (Utilities)	0.5%	88,903
1,537	Cummins, Inc. (Industrials)	0.6%	108,236
2,295	Electronic Arts, Inc.* (Information Technology)	0.6%	115,209
1,621	Express Scripts, Inc.* (Health Care)	0.6%	116,890
650	Fluor Corp. (Industrials)	0.6%	121,258
2,358	Forest Laboratories, Inc.* (Health Care)	0.4%	84,676
1,038	Foster Wheeler Ltd.* (Industrials)	0.4%	79,064
2,324	International Game Technology (Consumer Discretionary)	0.4%	82,874
276	Intuitive Surgical, Inc.* (Health Care)	0.4%	81,031
879	Jacobs Engineering Group, Inc.* (Industrials)	0.4%	83,312
2,716	Juniper Networks, Inc.* (Information Technology)	0.4%	74,744

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
587	Mastercard, Inc., Class A (Information Technology)	0.9%	$181,178
1,640	McDermott International, Inc.* (Industrials)	0.5%	101,729
1,653	MEMC Electronic Materials, Inc.* (Information Technology)	0.6%	113,495
1,829	Nabors Industries Ltd.* (Energy)	0.4%	76,891
3,040	National Oilwell Varco, Inc.* (Energy)	1.3%	253,293
1,975	Noble Corp. (Energy)	0.6%	124,702
1,371	Northern Trust Corp. (Financials)	0.5%	104,196
4,011	Nvidia Corp.* (Information Technology)	0.5%	99,072
2,358	Paychex, Inc. (Information Technology)	0.4%	81,469
1,952	Peabody Energy Corp. (Energy)	0.7%	144,292
2,121	PPL Corp. (Utilities)	0.6%	108,829
1,014	Precision Castparts Corp. (Industrials)	0.6%	122,491
1,654	Prologis (REIT) (Financials)	0.5%	102,432
1,233	Rockwell Collins, Inc. (Industrials)	0.4%	75,669
1,477	Smith International, Inc. (Energy)	0.6%	116,565
2,503	Southwestern Energy Co.* (Energy)	0.6%	110,983
2,493	St. Jude Medical, Inc.* (Health Care)	0.5%	101,590
1,957	T. Rowe Price Group, Inc. (Financials)	0.6%	113,349
1,836	Textron, Inc. (Industrials)	0.6%	114,842
3,153	TJX Cos., Inc. (Consumer Discretionary)	0.5%	101,085
4,970	Weatherford International Ltd.* (Energy)	1.2%	226,781
3,693	Williams Cos., Inc. (Energy)	0.7%	140,482
1,554	Wm. Wrigley Jr. Co. (Consumer Staples)	0.6%	119,860
3,503	Yum! Brands, Inc. (Consumer Discretionary)	0.7%	139,069
365,342	Other Common Stocks	61.7%	12,149,709
	Total Common Stock (Cost $16,368,450)		17,596,918

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements — 9.3%
$3,806	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $3,807 (b)	$3,806
697,826	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $697,963 (c)	697,826
11,571	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $11,573 (d)	11,571
634,387	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $634,504 (e)	634,387
3,418	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,419 (f)	3,418
482,134	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $482,226 (g)	482,134
	Total Repurchase Agreements (Cost $1,833,142)	1,833,142
	Total Investments (Cost $18,201,592) — 98.7%	19,430,060
	Other assets in excess of liabilities — (1.3%)	252,378
	Net Assets — 100.0%	$19,682,438

*   Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $3,882. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $711,784. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $11,803. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $647,075. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $3,486. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $491,778. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,312,876
Aggregate gross unrealized depreciation	(435,139)
Net unrealized appreciation	$877,737
Federal income tax cost of investments	$18,552,323

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell MidCap Growth (continued)

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2008:
	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	06/06/08	$8,632,769	$173,617
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	06/06/08	12,875,436	132,847
			$306,464

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	13.3%
Consumer Staples	4.0%
Energy	13.0%
Financials	6.9%
Health Care	10.0%
Industrials	14.9%
Information Technology	17.3%
Materials	4.8%
Telecommunication Services	2.1%
Utilities	3.1%
Other[1]	10.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.3%
244	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.3%	$25,449
2,169	Apollo Investment Corp. (Financials)	0.4%	39,150
976	Aptargroup, Inc. (Materials)	0.4%	43,647
1,350	Aspen Insurance Holdings Ltd. (Financials)	0.3%	34,506
1,391	Assured Guaranty Ltd. (Financials)	0.3%	32,132
1,099	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	28,882
286	Bio-Rad Laboratories, Inc., Class A* (Health Care)	0.3%	25,591
772	Brady Corp., Class A (Industrials)	0.3%	29,884
764	CF Industries Holdings, Inc. (Materials)	1.0%	104,592
914	Cleco Corp. (Utilities)	0.2%	22,832
749	Commerce Group, Inc. (Financials)	0.3%	27,541
493	Compass Minerals International, Inc. (Materials)	0.4%	35,989
2,580	DCT Industrial Trust, Inc. (REIT) (Financials)	0.3%	25,155
977	EMCOR Group, Inc.* (Industrials)	0.3%	28,675
814	Encore Acquisition Co.* (Energy)	0.5%	54,367
469	Entertainment Properties Trust (REIT) (Financials)	0.3%	25,818
944	EXCO Resources, Inc.* (Energy)	0.2%	23,543
924	Exterran Holdings, Inc.* (Energy)	0.7%	67,932
1,623	First Niagara Financial Group, Inc. (Financials)	0.2%	22,998
1,233	FirstMerit Corp. (Financials)	0.2%	24,919
1,597	GrafTech International Ltd.* (Industrials)	0.4%	42,161
350	Gulfmark Offshore, Inc.* (Energy)	0.2%	23,496
697	Inverness Medical Innovations, Inc.* (Health Care)	0.3%	25,482
854	IPC Holdings Ltd. (Financials)	0.2%	24,254

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,467	Montpelier Re Holdings Ltd. (Financials)	0.2%	$24,602
1,096	National Retail Properties, Inc. (REIT) (Financials)	0.2%	24,890
690	Nicor, Inc. (Utilities)	0.3%	28,173
754	Oil States International, Inc.* (Energy)	0.4%	44,049
1,130	Olin Corp. (Materials)	0.3%	25,425
510	Owens & Minor, Inc. (Health Care)	0.2%	24,215
1,616	PetroHawk Energy Corp.* (Energy)	0.5%	47,478
1,143	Piedmont Natural Gas Co. (Utilities)	0.3%	30,895
749	Platinum Underwriters Holdings Ltd. (Financials)	0.3%	26,567
598	Potlatch Corp. (REIT) (Financials)	0.3%	28,907
511	ProAssurance Corp.* (Financials)	0.3%	26,179
1,547	Realty Income Corp. (REIT) (Financials)	0.4%	37,901
2,824	SAIC, Inc.* (Information Technology)	0.6%	56,282
335	Schnitzer Steel Industries, Inc., Class A (Materials)	0.3%	33,547
1,454	Senior Housing Properties Trust (REIT) (Financials)	0.3%	32,293
429	Stone Energy Corp.* (Energy)	0.3%	28,992
1,304	Susquehanna Bancshares, Inc. (Financials)	0.2%	25,102
458	Swift Energy Co.* (Energy)	0.3%	26,399
1,087	Sybase, Inc.* (Information Technology)	0.3%	34,806
474	UMB Financial Corp. (Financials)	0.2%	24,729
497	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.3%	29,109
1,531	Westar Energy, Inc. (Utilities)	0.4%	36,744
754	WGL Holdings, Inc. (Utilities)	0.3%	26,307
644	Whiting Petroleum Corp.* (Energy)	0.6%	60,233
567	Zenith National Insurance Corp. (Financials)	0.2%	22,878
492,742	Other Common Stocks	71.0%	7,157,803
	Total Common Stock (Cost $9,459,086)		8,803,500

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 Value (continued)

Principal Amount		Value
	Repurchase Agreements — 12.7%
$2,648	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $2,648 (b)	$2,648
485,379	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $485,474 (c)	485,379
8,048	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $8,049 (d)	8,048
441,254	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $441,336 (e)	441,254
2,377	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,377 (f)	2,377
335,353	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $335,417 (g)	335,353
	Total Repurchase Agreements (Cost $1,275,059)	1,275,059
	Total Investments (Cost $10,734,145) — 100.0%	10,078,559
	Liabilities in excess of other assets — (0.0%)	(165)
	Net Assets — 100.0%	$10,078,394

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $2,700. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $495,088. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $8,209. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $450,079. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $2,425. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $342,060. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,630
Aggregate gross unrealized depreciation	(1,768,870)
Net unrealized depreciation	$(1,166,240)
Federal income tax cost of investments	$11,244,799

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2008:
	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	06/06/08	$400,000	$2,547
Equity Index Swap Agreement based on the Russell 2000® Value Index	06/06/08	10,819,791	132,824
			$135,371

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	9.5%
Consumer Staples	3.0%
Energy	7.4%
Financials	27.1%
Health Care	4.9%
Industrials	11.9%
Information Technology	10.6%
Materials	6.8%
Telecommunication Services	1.2%
Utilities	4.9%
Other[1]	12.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.6%
1,211	Aeropostale, Inc.* (Consumer Discretionary)	0.3%	$42,312
695	Alexion Pharmaceuticals, Inc.* (Health Care)	0.4%	49,588
1,272	Alpha Natural Resources, Inc.* (Energy)	0.8%	103,897
1,403	Ansys, Inc.* (Information Technology)	0.5%	66,362
1,067	Atheros Communications, Inc.* (Information Technology)	0.3%	35,659
496	Atwood Oceanics, Inc.* (Energy)	0.4%	50,547
964	Bally Technologies, Inc.* (Consumer Discretionary)	0.3%	43,390
1,733	BioMarin Pharmaceutical, Inc.* (Health Care)	0.5%	66,149
1,353	Bucyrus International, Inc. (Industrials)	0.7%	95,765
545	Central European Distribution Corp.* (Consumer Discretionary)	0.3%	38,891
593	Chipotle Mexican Grill, Inc., Class B* (Consumer Discretionary)	0.4%	49,035
1,085	DeVry, Inc. (Consumer Discretionary)	0.5%	61,899
1,020	Digital Realty Trust, Inc. (REIT) (Financials)	0.3%	43,146
716	Energy Conversion Devices, Inc.* (Industrials)	0.3%	45,452
651	Equinix, Inc.* (Information Technology)	0.5%	62,164
2,399	Flir Systems, Inc.* (Information Technology)	0.7%	94,569
907	FTI Consulting, Inc.* (Industrials)	0.4%	54,474
601	Greif, Inc., Class A (Materials)	0.3%	40,291
1,502	Hercules Offshore, Inc.* (Energy)	0.4%	50,948
1,706	Hexcel Corp.* (Industrials)	0.3%	45,141
4,427	Hologic, Inc.* (Health Care)	0.8%	106,381
607	IHS, Inc., Class A* (Energy)	0.3%	36,153
970	Illumina, Inc.* (Health Care)	0.6%	76,126
878	ITC Holdings Corp. (Utilities)	0.4%	47,913

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
543	Itron, Inc.* (Information Technology)	0.4%	$52,986
2,036	LKQ Corp.* (Consumer Discretionary)	0.3%	45,118
1,466	Micros Systems, Inc.* (Information Technology)	0.4%	48,334
1,380	Microsemi Corp.* (Information Technology)	0.3%	37,812
779	Myriad Genetics, Inc.* (Health Care)	0.3%	37,719
1,530	Nationwide Health Properties, Inc. (REIT) (Financials)	0.4%	52,219
2,717	Nuance Communications, Inc.* (Information Technology)	0.4%	53,579
5,782	ON Semiconductor Corp.* (Information Technology)	0.4%	57,184
1,043	OSI Pharmaceuticals, Inc.* (Health Care)	0.3%	36,818
2,035	PetroHawk Energy Corp.* (Energy)	0.5%	59,788
1,659	Polycom, Inc.* (Information Technology)	0.3%	41,342
686	priceline.com, Inc.* (Consumer Discretionary)	0.7%	92,288
982	Psychiatric Solutions, Inc.* (Health Care)	0.3%	35,814
497	Sohu.com, Inc.* (Information Technology)	0.3%	43,497
263	Strayer Education, Inc. (Consumer Discretionary)	0.4%	52,574
1,680	Terra Industries, Inc. (Materials)	0.6%	73,298
2,422	Time Warner Telecom, Inc., Class A* (Telecommunication Services)	0.3%	45,291
402	United Therapeutics Corp.* (Health Care)	0.3%	38,395
337	Valmont Industries, Inc. (Industrials)	0.3%	38,701
1,806	Valueclick, Inc.* (Information Technology)	0.3%	36,319
881	Wabtec Corp. (Industrials)	0.3%	41,028
1,269	Waddell & Reed Financial, Inc., Class A (Financials)	0.3%	44,872

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
942	Walter Industries, Inc. (Industrials)	0.7%	$87,832
550	W-H Energy Services, Inc.* (Energy)	0.4%	47,041
1,085	Woodward Governor Co. (Industrials)	0.3%	43,693
544,706	Other Common Stocks	68.4%	8,978,909
	Total Common Stock (Cost $11,451,583)		11,628,703
	Rights (a) — –%
845	Micrel, Inc.*		—
	Total Rights (Cost $–)		—
Principal Amount
	Repurchase Agreements — 20.2%
$5,491	Bank of America Corp.,
	2.15%, dated 05/30/08,
	due 06/02/08, total to be
	received $5,492 (b)		5,491
1,006,768	Credit Suisse First Boston Corp.,
	2.35%, dated 05/30/08,
	due 06/02/08, total to be
	received $1,006,965 (c)		1,006,768
16,694	Credit Suisse First Boston Corp.,
	2.10%, dated 05/30/08,
	due 06/02/08, total to be
	received $16,697 (d)		16,694
915,244	JPMorgan Chase & Co.,
	2.22%, dated 05/30/08,
	due 06/02/08, total to be
	received $915,413 (e)		915,244
4,931	Lehman Brothers Holdings, Inc.,
	2.30%, dated 05/30/08,
	due 06/02/08, total to be
	received $4,932 (f)		4,931
695,585	UBS Warburg LLC,
	2.30%, dated 05/30/08,
	due 06/02/08, total to be
	received $695,718 (g)		695,585
	Total Repurchase Agreements (Cost $2,644,713)		2,644,713
	Total Investments (Cost $14,096,296) — 108.8%		14,273,416
	Liabilities in excess of other assets — (8.8%)		(1,153,355)
	Net Assets — 100.0%		$13,120,061

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $5,601. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $1,026,906. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $17,028. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $933,549. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $5,030. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 Growth (continued)

2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $709,498. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,383,121
Aggregate gross unrealized depreciation	(1,467,250)
Net unrealized appreciation	$(84,129)
Federal income tax cost of investments	$14,357,545

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Russell 2000 Growth® Index	06/06/08	$6,993,580	$225,863
Equity Index Swap Agreement based on Russell 2000 Growth® Index	12/06/08	8,000,000	(743,558)
			$(517,695)

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Consumer Discretionary	13.0%
Consumer Staples	1.9%
Energy	9.1%
Financials	7.1%
Health Care	16.7%
Industrials	15.6%
Information Technology	20.1%
Materials	3.5%
Telecommunication Services	1.0%
Utilities	0.6%
Other[1]	11.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Basic Materials

Shares		Value
	Common Stocks (a) — 88.3%
	Chemicals — 46.3%
8,927	Air Products & Chemicals, Inc.	$909,840
3,133	Airgas, Inc.	185,380
3,430	Albemarle Corp.	152,532
2,499	Ashland, Inc.	134,121
2,230	Cabot Corp.	71,449
6,717	Celanese Corp., Class A	327,118
2,208	CF Industries Holdings, Inc.	302,275
10,678	Chemtura Corp.	93,219
1,848	Cytec Industries, Inc.	116,720
41,934	Dow Chemical Co. (The)	1,694,134
3,533	Eastman Chemical Co.	270,663
7,811	Ecolab, Inc.	350,167
39,930	EI Du Pont de Nemours & Co.	1,913,046
1,919	Ferro Corp.	37,152
3,211	FMC Corp.	237,550
2,542	HB Fuller Co.	63,219
5,174	Hercules, Inc.	106,740
4,265	Huntsman Corp.	93,531
3,300	International Flavors & Fragrances, Inc.	138,468
3,049	Lubrizol Corp.	171,049
847	Minerals Technologies, Inc.	58,960
24,039	Monsanto Co.	3,062,569
6,501	Mosaic Co. (The)*	814,705
2,904	Olin Corp.	65,340
1,360	OM Group, Inc.*	59,133
7,341	PPG Industries, Inc.	462,703
14,037	Praxair, Inc.	1,334,357
6,775	Rohm & Haas Co.	365,714
5,398	RPM International, Inc.	132,413
1,123	Schulman A., Inc.	25,369
2,117	Sensient Technologies Corp.	66,580
4,938	Sigma-Aldrich Corp.	290,157
3,974	Terra Industries, Inc.	173,386
4,126	Valspar Corp.	93,083
2,601	W.R. Grace & Co.*	70,435
923	Zep, Inc.	15,156
		14,458,433
	Commercial Services & Supplies — 0.7%
4,189	Avery Dennison Corp.	216,069

Shares		Value
	Common Stocks (a) (continued)
	Industrial Conglomerates — 0.1%
1,203	Tredegar Corp.	$17,576
	Metals & Mining — 27.7%
4,956	AK Steel Holding Corp.	351,876
36,176	Alcoa, Inc.	1,468,384
4,216	Allegheny Technologies, Inc.	316,200
2,193	Carpenter Technology Corp.	121,054
3,662	Cleveland-Cliffs, Inc.	390,735
24,451	Coeur d'Alene Mines Corp.*	76,532
5,192	Commercial Metals Co.	190,027
16,935	Freeport-McMoRan Copper & Gold, Inc.	1,959,549
625	Kaiser Aluminum Corp.	40,094
19,235	Newmont Mining Corp.	914,239
11,615	Nucor Corp.	868,802
2,922	Reliance Steel & Aluminum Co.	198,608
1,012	RTI International Metals, Inc.*	43,597
3,268	Southern Copper Corp.	360,232
8,566	Steel Dynamics, Inc.	309,233
1,971	Stillwater Mining Co.*	28,284
3,892	Titanium Metals Corp.	67,721
5,265	United States Steel Corp.	909,318
2,916	Worthington Industries, Inc.	58,145
		8,672,630
	Oil, Gas & Consumable Fuels — 9.3%
2,908	Alpha Natural Resources, Inc.*	237,525
6,351	Arch Coal, Inc.	412,243
8,159	CONSOL Energy, Inc.	795,992
2,006	Foundation Coal Holdings, Inc.	133,860
5,350	International Coal Group, Inc.*	53,874
3,577	Massey Energy Co.	231,146
1,164	Patriot Coal Corp.*	125,863
12,046	Peabody Energy Corp.	890,440
4,899	USEC, Inc.*	34,146
		2,915,089
	Paper & Forest Products — 4.2%
2,541	AbitibiBowater, Inc.	30,187
20,921	Domtar Corp.*	143,727
19,083	International Paper Co.	519,439

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Basic Materials (continued)

Shares		Value
	Common Stocks (a) (continued)
667	Neenah Paper, Inc.	$14,174
2,275	Wausau Paper Corp.	21,612
9,309	Weyerhaeuser Co.	580,230
		1,309,369
Total Common Stock (Cost $25,245,354)		27,589,166
Principal Amount
	Repurchase Agreements — 13.3%
$8,656	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $8,658 (b)	8,656
1,586,984	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $1,587,295 (c)	1,586,984
26,315	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $26,320 (d)	26,315
1,442,712	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $1,442,979 (e)	1,442,712
7,773	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $7,774 (f)	7,773
1,096,461	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,096,671 (g)	1,096,461
Total Repurchase Agreements (Cost $4,168,901)		4,168,901
Total Investments (Cost $29,414,255) — 101.6%		31,758,067
Liabilities in excess of other assets — (1.6%)		(517,257)
Net Assets — 100.0%		$31,240,810

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $8,829. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $1,618,727. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $26,841. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $1,471,567. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $7,928. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $1,118,392. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,568,661
Aggregate gross unrealized depreciation	(659,268)
Net unrealized appreciation	$1,909,393
Federal income tax cost of investments	$29,848,674

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	06/06/08	$7,476,003	$185,651
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	06/06/08	9,439,632	221,673
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/08	16,000,000	1,454,686
			$1,862,010

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 89.6%Ultra Con
	Auto Components — 3.0%
305	American Axle & Manufacturing Holdings, Inc.	$5,670
485	ArvinMeritor, Inc.	7,260
780	BorgWarner, Inc.	40,334
401	Cooper Tire & Rubber Co.	4,403
962	Gentex Corp.	16,893
1,613	Goodyear Tire & Rubber Co. (The)*	40,986
3,956	Johnson Controls, Inc.	134,741
434	Lear Corp.*	11,176
199	Modine Manufacturing Co.	3,132
146	Superior Industries International, Inc.	3,002
356	TRW Automotive Holdings Corp.*	8,882
860	Visteon Corp.*	3,474
381	WABCO Holdings, Inc.	19,911
		299,864
	Automobiles — 2.4%
432	Fleetwood Enterprises, Inc.*	1,797
14,349	Ford Motor Co.*	97,573
3,300	General Motors Corp.	56,430
1,602	Harley-Davidson, Inc.	66,595
255	Thor Industries, Inc.	6,875
199	Winnebago Industries	2,969
		232,239
	Beverages — 20.9%
4,929	Anheuser-Busch Cos, Inc.	283,220
101	Brown-forman Corp., Class A	7,656
388	Brown-Forman Corp., Class B	29,170
14,301	Coca-Cola Co. (The)	818,875
1,913	Coca-Cola Enterprises, Inc.	38,528
1,286	Constellation Brands, Inc., Class A*	27,418
494	Hansen Natural Corp.*	15,433
1,024	Molson Coors Brewing Co., Class B	59,392
923	Pepsi Bottling Group, Inc.	29,924
433	PepsiAmericas, Inc.	10,552
10,854	PepsiCo, Inc.	741,328
		2,061,496
	Biotechnology — 0.1%
215	Martek Biosciences Corp.*	8,118

Shares		Value
	Common Stocks (a) (continued)
	Chemicals — 0.1%
291	Scotts Miracle-Gro Co. (The), Class A	$8,206
	Commercial Services & Supplies — 0.3%
362	ACCO Brands Corp.*	5,553
380	Herman Miller, Inc.	9,424
253	HNI Corp.	6,345
370	Interface, Inc., Class A	5,239
423	Steelcase, Inc., Class A	5,330
		31,891
	Distributors — 0.9%
220	Central European Distribution Corp.*	15,699
1,128	Genuine Parts Co.	49,643
831	LKQ Corp.*	18,415
		83,757
	Diversified Consumer Services — 0.1%
243	Weight Watchers International, Inc.	10,160
	Food Products — 15.2%
3,946	Archer-Daniels-Midland Co.	156,656
811	Bunge Ltd.	96,809
1,598	Campbell Soup Co.	53,501
283	Chiquita Brands International, Inc.*	6,888
3,296	ConAgra Foods, Inc.	77,720
497	Corn Products International, Inc.	23,364
1,010	Dean Foods Co.*	21,968
1,339	Del Monte Foods Co.	11,663
567	Flowers Foods, Inc.	15,950
301	Fresh Del Monte Produce, Inc.*	8,892
2,256	General Mills, Inc.	142,579
265	Hain Celestial Group, Inc.*	7,624
1,043	Hershey Co. (The)	40,875
2,014	HJ Heinz Co.	100,519
493	Hormel Foods Corp.	18,630
384	JM Smucker Co. (The)	20,271
1,644	Kellogg Co.	85,176
9,503	Kraft Foods, Inc., Class A	308,657
145	Lancaster Colony Corp.	4,752
712	McCormick & Co., Inc. (Non-Voting)	26,757

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
277	Pilgrim's Pride Corp.	$7,202
174	Ralcorp Holdings, Inc.*	10,440
4,784	Sara Lee Corp.	65,924
841	Smithfield Foods, Inc.*	26,315
156	Tootsie Roll Industries, Inc.	3,998
209	TreeHouse Foods, Inc.*	5,461
1,920	Tyson Foods, Inc., Class A	36,173
1,464	Wm. Wrigley Jr. Co.	112,918
		1,497,682
	Household Durables — 4.5%
409	Black & Decker Corp.	26,462
182	Blyth, Inc.	3,542
817	Centex Corp.	15,384
510	Champion Enterprises, Inc.*	4,259
1,836	DR Horton, Inc.	23,336
184	Ethan Allen Interiors, Inc.	5,159
325	Furniture Brands International, Inc.	4,570
858	Garmin Ltd.	41,742
406	Harman International Industries, Inc.	18,156
305	Hovnanian Enterprises, Inc., Class A*	2,397
468	Jarden Corp.*	8,775
520	KB Home	10,665
348	La-Z-Boy, Inc.	2,210
1,126	Leggett & Platt, Inc.	21,507
867	Lennar Corp., Class A	14,635
239	MDC Holdings, Inc.	9,711
367	Mohawk Industries, Inc.*	27,554
1,874	Newell Rubbermaid, Inc.	37,630
32	NVR, Inc.*	18,092
1,415	Pulte Homes, Inc.	17,305
286	Ryland Group, Inc.	7,951
390	Snap-On, Inc.	24,149
526	Stanley Works (The)	25,553
475	Tempur-Pedic International, Inc.	5,102
859	Toll Brothers, Inc.*	18,099
407	Tupperware Brands Corp.	15,588
509	Whirlpool Corp.	37,503
		447,036
	Household Products — 19.5%
441	Church & Dwight Co., Inc.	25,106
929	Clorox Co.	53,074

Shares		Value
	Common Stocks (a) (continued)
3,480	Colgate-Palmolive Co.	$258,773
383	Energizer Holdings, Inc.*	31,249
2,859	Kimberly-Clark Corp.	182,404
20,673	Procter & Gamble Co.	1,365,452
107	WD-40 Co.	3,706
		1,919,764
	Internet & Catalog Retail — 0.0%
218	NutriSystem, Inc.	4,473
	Leisure Equipment & Products — 1.5%
595	Brunswick Corp.	8,151
412	Callaway Golf Co.	5,232
1,925	Eastman Kodak Co.	29,491
860	Hasbro, Inc.	31,166
190	Jakks Pacific, Inc.*	4,484
2,427	Mattel, Inc.	48,880
230	Polaris Industries, Inc.	10,976
319	Pool Corp.	6,575
		144,955
	Machinery — 0.0%
332	Briggs & Stratton Corp.	4,897
	Media — 0.1%
349	Marvel Entertainment, Inc.*	11,876
	Personal Products — 2.0%
592	Alberto-Culver Co.	15,647
2,867	Avon Products, Inc.	111,985
711	Estee Lauder Cos., Inc. (The), Class A	33,844
341	Herbalife Ltd.	13,142
407	NBTY, Inc.*	13,293
351	Nu Skin Enterprises, Inc., Class A	6,016
		193,927
	Software — 2.0%
1,957	Activision, Inc.*	66,049
2,116	Electronic Arts, Inc.*	106,223
499	Take-Two Interactive Software, Inc.*	13,508
450	THQ, Inc.*	9,653
		195,433

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Consumer Goods (continued)

Shares		Value
	Common Stocks (a) (continued)
	Specialty Retail — 0.0%
305	Select Comfort Corp.*	$900
	Textiles, Apparel & Luxury Goods — 4.4%
341	Carter's, Inc.*	5,081
2,364	Coach, Inc.*	85,813
526	CROCS, Inc.*	5,370
87	Deckers Outdoor Corp.*	11,895
330	Fossil, Inc.*	10,464
645	Hanesbrands, Inc.*	21,285
573	Jones Apparel Group, Inc.	9,638
668	Liz Claiborne, Inc.	11,663
2,447	Nike, Inc., Class B	167,301
379	Phillips-Van Heusen Corp.	17,218
835	Quiksilver, Inc.*	7,131
325	Timberland Co., Class A*	5,983
220	Under Armour, Inc., Class A*	7,876
585	VF Corp.	44,285
309	Warnaco Group, Inc. (The)*	14,891
351	Wolverine World Wide, Inc.	10,077
		435,971
	Tobacco — 12.6%
14,097	Altria Group, Inc.	313,799
726	Loews Corp. - Carolina Group	52,671
14,097	Philip Morris International, Inc.*	742,348
1,148	Reynolds American, Inc.	63,048
184	Universal Corp.	9,128
1,004	UST, Inc.	55,451
		1,236,445
Total Common Stock (Cost $8,958,848)		8,829,090
Principal Amount
	Repurchase Agreements — 14.1%
$2,878	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $2,879 (b)	2,878
527,638	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $527,741 (c)	527,638

Principal Amount		Value
	Repurchase Agreements (continued)
$8,749	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $8,751 (d)	$8,749
479,670	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $479,759 (e)	479,670
2,584	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,585 (f)	2,584
364,550	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $364,620 (g)	364,550
Total Repurchase Agreements (Cost $1,386,069)		1,386,069
Total Investments (Cost $10,344,917) — 103.7%		10,215,159
Liabilities in excess of other assets — (3.7%)		(361,844)
Net Assets — 100.0%		$9,853,315

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $2,936. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $538,192. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the

See accompanying notes to the financial statements.

date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $8,924. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $489,264. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $2,636. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $371,841. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,962
Aggregate gross unrealized depreciation	(570,903)
Net unrealized depreciation	$(212,941)
Federal income tax cost of investments	$10,428,100

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	06/06/08	$600,000	$(1,522)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	06/06/08	6,042,542	(34,585)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/08	4,500,000	(291,037)
			$(327,144)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.9%
619	Amazon.Com, Inc.* (Internet & Catalog Retail)	1.4%	$50,523
544	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.5%	17,332
707	Best Buy Co., Inc. (Specialty Retail)	0.9%	33,010
740	Cardinal Health, Inc. (Health Care Providers & Services)	1.1%	41,840
876	Carnival Corp. (Hotels, Restaurants & Leisure)	1.0%	35,093
1,242	CBS Corp. (Media)	0.7%	26,801
933	Clear Channel Communications, Inc. (Media)	0.9%	32,674
5,942	Comcast Corp. (Media)	3.6%	133,282
909	Costco Wholesale Corp. (Food & Staples Retailing)	1.8%	64,830
2,972	CVS/Caremark Corp. (Food & Staples Retailing)	3.5%	127,172
1,452	DIRECTV Group, Inc. (The)* (Media)	1.1%	40,801
436	DISH Network Corp., Class A* (Media)	0.4%	15,308
2,433	eBay, Inc.* (Internet Software & Services)	2.0%	73,014
312	GameStop Corp., Class A* (Specialty Retail)	0.4%	15,475
1,110	Gap, Inc. (The) (Specialty Retail)	0.6%	20,257
677	H&R Block, Inc. (Diversified Consumer Services)	0.4%	15,801
3,487	Home Depot, Inc. (Specialty Retail)	2.6%	95,404
655	International Game Technology (Hotels, Restaurants & Leisure)	0.6%	23,357
404	JC Penney Co., Inc. (Multiline Retail)	0.4%	16,257
581	Kohl's Corp.* (Multiline Retail)	0.7%	26,029

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,316	Kroger Co. (The) (Food & Staples Retailing)	1.0%	$36,374
217	Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	0.4%	15,068
698	Liberty Global, Inc.* (Media)	0.6%	24,311
1,022	Liberty Media Corp. - Entertainment, Class A* (Media)	0.7%	27,594
1,201	Liberty Media Corp. - Interactive, Class A* (Internet & Catalog Retail)	0.6%	20,405
3,036	Lowe's Cos., Inc. (Specialty Retail)	2.0%	72,864
871	Macy's, Inc. (Multiline Retail)	0.6%	20,617
642	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.6%	21,128
2,390	McDonald's Corp. (Hotels, Restaurants & Leisure)	3.8%	141,775
683	McGraw-Hill Cos., Inc. (The) (Media)	0.8%	28,338
601	McKesson Corp. (Health Care Providers & Services)	0.9%	34,648
203	NAVTEQ Corp.* (Software)	0.4%	15,532
4,670	News Corp. (Media)	2.3%	84,414
665	Omnicom Group, Inc. (Media)	0.9%	32,592
916	Safeway, Inc. (Food & Staples Retailing)	0.8%	29,193
1,524	Southwest Airlines Co. (Airlines)	0.5%	19,903
1,468	Staples, Inc. (Specialty Retail)	0.9%	34,425
1,516	Starbucks Corp.* (Hotels, Restaurants & Leisure)	0.7%	27,576

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
366	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	0.5%	$17,714
442	SUPERVALU, Inc. (Food & Staples Retailing)	0.4%	15,501
1,266	SYSCO Corp. (Food & Staples Retailing)	1.1%	39,069
1,540	Target Corp. (Multiline Retail)	2.2%	82,174
7,503	Time Warner, Inc. (Media)	3.2%	119,148
907	TJX Cos., Inc. (Specialty Retail)	0.8%	29,078
25	Viacom, Inc., Class A* (Media)	0.0%	902
1,133	Viacom, Inc., Class B* (Media)	1.1%	40,584
2,058	Walgreen Co. (Food & Staples Retailing)	2.0%	74,129
5,134	Wal-Mart Stores, Inc. (Food & Staples Retailing)	8.0%	296,437
3,663	Walt Disney Co. (The) (Media)	3.3%	123,077
987	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1.1%	39,184
34,955	Other Common Stocks	20.1%	740,074
Total Common Stock (Cost $3,635,038)			3,208,088
Principal Amount
	Repurchase Agreements — 14.9%
$1,138	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,138 (b)		1,138

Principal Amount		Value
	Repurchase Agreements (continued)
$208,558	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $208,599 (c)	$208,558
3,458	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $3,459 (d)	3,458
189,599	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $189,634 (e)	189,599
1,021	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,021 (f)	1,021
144,095	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $144,123 (g)	144,095
Total Repurchase Agreements (Cost $547,869)		547,869
Total Investments (Cost $4,182,907) — 101.8%		3,755,957
Liabilities in excess of other assets — (1.8%)		(65,229)
Net Assets — 100.0%		$3,690,728

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,160. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $212,730. The invest

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Consumer Services (continued)

ment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $3,527. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $193,390. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,042. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $146,977. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,589
Aggregate gross unrealized depreciation	(701,393)
Net unrealized depreciation	$(448,804)
Federal income tax cost of investments	$4,204,761

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	06/06/08	$270,000	$(1,245)
Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	06/06/08	3,937,154	(20,959)
			$(22,204)

See accompanying notes to the financial statements.

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Airlines	1.1%
Commercial Services & Supplies	0.5%
Computers & Peripherals	0.0%
Diversified Consumer Services	2.0%
Diversified Financial Services	0.1%
Electronic Equipment & Instruments	0.1%
Energy Equipment & Services	0.1%
Food & Staples Retailing	19.1%
Health Care Providers & Services	2.8%
Hotels, Restaurants & Leisure	12.2%
Household Durables	0.1%
Internet & Catalog Retail	2.8%
Internet Software & Services	2.2%
Media	23.6%
Multiline Retail	5.4%
Road & Rail	0.2%
Software	0.6%
Specialty Retail	13.8%
Textiles, Apparel & Luxury Goods	0.2%
Other[1]	13.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Financials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.0%
128,194	ACE Ltd. (Insurance)	0.7%	$7,700,614
193,448	Aflac, Inc. (Insurance)	1.2%	12,986,164
220,958	Allstate Corp. (The) (Insurance)	1.1%	11,255,601
403,893	American Express Co. (Consumer Finance)	1.8%	18,720,441
878,551	American International Group, Inc. (Insurance)	3.0%	31,627,836
106,214	AON Corp. (Insurance)	0.5%	5,012,239
1,773,713	Bank of America Corp. (Diversified Financial Services)	5.7%	60,323,979
448,861	Bank of New York Mellon Corp. (The) (Capital Markets)	1.9%	19,987,780
217,322	BB&T Corp. (Commercial Banks)	0.6%	6,839,123
46,889	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	4,582,931
147,129	Capital One Financial Corp. (Consumer Finance)	0.7%	7,079,848
371,211	Charles Schwab Corp. (The) (Capital Markets)	0.8%	8,233,460
146,080	Chubb Corp. (Insurance)	0.7%	7,853,261
2,052,945	Citigroup, Inc. (Diversified Financial Services)	4.3%	44,938,966
20,998	CME Group, Inc. (Diversified Financial Services)	0.9%	9,035,439
106,935	Equity Residential (Real Estate Investment Trusts)	0.4%	4,522,281

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
385,607	Fannie Mae (Thrifts & Mortgage Finance)	1.0%	$10,419,101
63,423	Franklin Resources, Inc. (Capital Markets)	0.6%	6,419,676
254,648	Freddie Mac (Thrifts & Mortgage Finance)	0.6%	6,473,152
141,846	Goldman Sachs Group, Inc. (The) (Capital Markets)	2.4%	25,023,053
124,613	Hartford Financial Services Group, Inc. (Insurance)	0.8%	8,856,246
167,456	Invesco Ltd. (Capital Markets)	0.4%	4,660,300
1,334,220	JPMorgan Chase & Co. (Diversified Financial Services)	5.4%	57,371,460
210,110	Lehman Brothers Holdings, Inc. (Capital Markets)	0.7%	7,734,149
106,998	Lincoln National Corp. (Insurance)	0.6%	5,902,010
176,657	Loews Corp. (Insurance)	0.8%	8,756,888
204,969	Marsh & McLennan Cos., Inc. (Insurance)	0.5%	5,581,306
28,274	Mastercard, Inc., Class A (IT Services)	0.8%	8,726,770
359,885	Merrill Lynch & Co., Inc. (Capital Markets)	1.5%	15,806,149
170,838	MetLife, Inc. (Insurance)	1.0%	10,255,405
397,123	Morgan Stanley (Capital Markets)	1.7%	17,564,750
76,654	Northern Trust Corp. (Capital Markets)	0.6%	5,825,704
88,612	NYSE Euronext (Diversified Financial Services)	0.5%	5,664,079
133,953	PNC Financial Services Group, Inc. (Commercial Banks)	0.8%	8,606,480
101,986	Principal Financial Group, Inc. (Insurance)	0.5%	5,495,006

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
250,214	Progressive Corp. (The) (Insurance)	0.5%	$5,019,293
101,131	Prologis (Real Estate Investment Trusts)	0.6%	6,263,043
175,053	Prudential Financial, Inc. (Insurance)	1.2%	13,076,459
274,177	Regions Financial Corp. (Commercial Banks)	0.5%	4,885,834
88,047	Simon Property Group, Inc. (Real Estate Investment Trusts)	0.8%	8,748,350
202,864	SLM Corp.* (Consumer Finance)	0.4%	4,598,927
152,221	State Street Corp. (Capital Markets)	1.0%	10,962,956
137,725	SunTrust Banks, Inc. (Commercial Banks)	0.7%	7,190,622
104,183	T. Rowe Price Group, Inc. (Capital Markets)	0.6%	6,034,279
244,656	Travelers Cos., Inc. (The) (Insurance)	1.2%	12,186,315
680,776	U.S. Bancorp (Commercial Banks)	2.1%	22,594,955
56,109	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	5,483,533
782,946	Wachovia Corp. (Commercial Banks)	1.8%	18,634,115
1,259,252	Wells Fargo & Co. (Commercial Banks)	3.3%	34,717,578
10,317,614	Other Common Stocks	24.9%	262,010,036
Total Common Stock (Cost $960,687,025)			908,247,942

Shares		Value
	Rights (a) — –%
12,495	Guaranty Financial Group, Inc.*	—
Total Rights (Cost $–)		—
Principal Amount
	Repurchase Agreements — 19.2%
$420,950	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $421,025 (b)	$420,950
77,174,247	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $77,189,360 (c)	77,174,247
1,279,658	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $1,279,882 (d)	1,279,658
70,158,406	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $70,171,385 (e)	70,158,406
377,973	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $378,045 (f)	377,973
53,320,388	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $53,330,608 (g)	53,320,388
Total Repurchase Agreements (Cost $202,731,622)		202,731,622
Total Investments (Cost $1,163,418,647) — 105.2%		1,110,979,564
Liabilities in excess of other assets — (5.2%)		(55,337,677)
Net Assets — 100.0%		$1,055,641,887

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Financials (continued)

date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $429,370. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $78,717,904. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,305,282. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $71,561,595. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $385,556. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $54,386,860. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,985,968
Aggregate gross unrealized depreciation	(80,113,772)
Net unrealized depreciation	$(60,127,804)
Federal income tax cost of investments	$1,171,107,368

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	06/06/08	$1,463,821	$(121,284)
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	06/06/08	279,279,321	(26,672,649)
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	06/06/08	1,026,180,642	(71,267,783)
			$(98,061,716)

See accompanying notes to the financial statements.

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Capital Markets	14.6%
Commercial Banks	14.0%
Commercial Services & Supplies	0.2%
Consumer Finance	3.2%
Diversified Financial Services	18.1%
Insurance	20.3%
IT Services	0.8%
Real Estate Investment Trusts	10.8%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	3.3%
Other[1]	14.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Health Care

Shares		Value
	Common Stocks (a) — 88.5%
	Biotechnology — 13.3%
57	Abraxis Bioscience, Inc.*	$3,702
361	Alexion Pharmaceuticals, Inc.*	25,757
981	Alkermes, Inc.*	12,429
10,568	Amgen, Inc.*	465,309
1,311	Amylin Pharmaceuticals, Inc.*	41,650
770	Applera Corp. - Celera Group*	9,918
2,853	Biogen Idec, Inc.*	179,026
930	BioMarin Pharmaceutical, Inc.*	35,498
3,926	Celgene Corp.*	238,936
658	Cephalon, Inc.*	44,553
531	Cepheid, Inc.*	13,976
538	Cubist Pharmaceuticals, Inc.*	10,254
540	CV Therapeutics, Inc.*	4,768
426	Enzon Pharmaceuticals, Inc.*	3,749
4,509	Genentech, Inc.*	319,553
2,542	Genzyme Corp.*	174,025
9,048	Gilead Sciences, Inc.*	500,535
1,305	Human Genome Sciences, Inc.*	7,673
598	ImClone Systems, Inc.*	26,061
742	Incyte Corp.*	7,205
295	InterMune, Inc.*	4,160
846	Isis Pharmaceuticals, Inc.*	11,962
1,223	Medarex, Inc.*	10,652
426	Myriad Genetics, Inc.*	20,627
531	Onyx Pharmaceuticals, Inc.*	18,766
565	OSI Pharmaceuticals, Inc.*	19,945
1,133	PDL BioPharma, Inc.	11,613
746	Regeneron Pharmaceuticals, Inc.*	14,845
515	Savient Pharmaceuticals, Inc.*	13,720
501	Theravance, Inc.*	6,779
201	United Therapeutics Corp.*	19,198
1,351	Vertex Pharmaceuticals, Inc.*	38,679
		2,315,523
	Health Care Equipment & Supplies — 17.0%
577	Advanced Medical Optics, Inc.*	13,975
742	Alcon, Inc.	116,494
701	American Medical Systems Holdings, Inc.*	10,592
267	Arthrocare Corp.*	11,777
6,166	Baxter International, Inc.	376,743
609	Beckman Coulter, Inc.	42,259

Shares		Value
	Common Stocks (a) (continued)
2,237	Becton Dickinson & Co.	$188,915
13,377	Boston Scientific Corp.*	177,780
441	Cooper Cos, Inc. (The)	17,838
4,807	Covidien Ltd.	240,783
979	CR Bard, Inc.	89,285
125	Datascope Corp.	5,340
1,383	Dentsply International, Inc.	56,067
551	Edwards Lifesciences Corp.*	31,798
523	Gen-Probe, Inc.*	29,780
247	Haemonetics Corp.*	13,921
602	Hill-Rom Holdings, Inc.	18,512
2,482	Hologic, Inc.*	59,642
1,519	Hospira, Inc.*	63,707
595	Idexx Laboratories, Inc.*	30,048
680	Immucor, Inc.*	18,244
372	Intuitive Surgical, Inc.*	109,215
300	Invacare Corp.	5,454
750	Inverness Medical Innovations, Inc.*	27,420
520	Kinetic Concepts, Inc.*	22,584
11,085	Medtronic, Inc.	561,677
329	Mentor Corp.	10,367
335	NuVasive, Inc.*	14,181
752	Resmed, Inc.*	29,621
3,313	St. Jude Medical, Inc.*	135,005
617	STERIS Corp.	18,664
3,051	Stryker Corp.	196,942
1,225	Varian Medical Systems, Inc.*	58,237
2,321	Zimmer Holdings, Inc.*	168,969
		2,971,836
	Health Care Providers & Services — 13.1%
4,866	Aetna, Inc.	229,481
509	AMERIGROUP Corp.*	14,053
423	Apria Healthcare Group, Inc.*	7,128
392	Brookdale Senior Living, Inc.	10,341
423	Centene Corp.*	8,930
2,715	Cigna Corp.	110,229
931	Community Health Systems, Inc.*	33,544
1,518	Coventry Health Care, Inc.*	69,874
1,038	DaVita, Inc.*	53,851
2,072	Express Scripts, Inc.*	149,412

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,340	Health Management Associates, Inc., Class A*	$18,158
1,072	Health Net, Inc.*	33,232
766	Healthsouth Corp.*	14,347
347	Healthways, Inc.*	11,208
858	Henry Schein, Inc.*	47,808
1,655	Humana, Inc.*	84,488
1,075	Laboratory Corp. of America Holdings*	79,324
559	LifePoint Hospitals, Inc.*	17,882
712	Lincare Holdings, Inc.*	18,555
380	Magellan Health Services, Inc.*	15,295
5,202	Medco Health Solutions, Inc.*	252,037
319	Odyssey HealthCare, Inc.*	3,480
390	Owens & Minor, Inc.	18,517
1,257	Patterson Cos., Inc.*	42,751
471	Pediatrix Medical Group, Inc.*	25,354
273	PharMerica Corp.*	5,588
629	PSS World Medical, Inc.*	11,460
527	Psychiatric Solutions, Inc.*	19,220
1,463	Quest Diagnostics, Inc.	73,750
426	Sunrise Senior Living, Inc.*	11,280
4,600	Tenet Healthcare Corp.*	27,140
12,169	UnitedHealth Group, Inc.	416,301
467	Universal Health Services, Inc., Class B	30,355
406	WellCare Health Plans, Inc.*	22,403
5,270	WellPoint, Inc.*	294,171
		2,280,947
	Life Sciences Tools & Services — 4.1%
667	Affymetrix, Inc.*	8,044
1,636	Applera Corp. - Applied Biosystems Group	56,867
178	Bio-Rad Laboratories, Inc., Class A*	15,927
660	Charles River Laboratories International, Inc.*	42,425
620	Covance, Inc.*	50,828
356	Enzo Biochem, Inc.*	3,499
534	Illumina, Inc.*	41,908
900	Invitrogen Corp.*	41,364
531	Millipore Corp.*	38,577
891	Nektar Therapeutics*	3,974
546	Parexel International Corp.*	13,426
1,025	Pharmaceutical Product Development, Inc.	45,315

Shares		Value
	Common Stocks (a) (continued)
383	Techne Corp.*	$30,065
4,085	Thermo Fisher Scientific, Inc.*	241,097
297	Varian, Inc.*	16,481
971	Waters Corp.*	59,736
		709,533
	Pharmaceuticals — 41.0%
14,963	Abbott Laboratories	843,165
2,940	Allergan, Inc.	169,403
424	Alpharma, Inc., Class A*	10,681
228	APP Pharmaceuticals, Inc.*	3,023
1,043	Barr Pharmaceuticals, Inc.*	45,683
19,138	Bristol-Myers Squibb Co.	436,155
9,404	Eli Lilly & Co.	452,709
1,296	Endo Pharmaceuticals Holdings, Inc.*	31,933
3,033	Forest Laboratories, Inc.*	108,915
27,547	Johnson & Johnson	1,838,487
2,351	King Pharmaceuticals, Inc.*	24,121
503	Medicines Co. (The)*	9,205
543	Medicis Pharmaceutical Corp., Class A	12,913
21,162	Merck & Co., Inc.	824,472
2,941	Mylan, Inc.	39,262
241	Noven Pharmaceuticals, Inc.*	2,950
329	Par Pharmaceutical Cos., Inc.*	6,001
760	Perrigo Co.	27,824
66,419	Pfizer, Inc.	1,285,872
15,751	Schering-Plough Corp.	321,320
1,086	Sepracor, Inc.*	23,468
765	Valeant Pharmaceuticals International*	12,523
824	Warner Chilcott Ltd., Class A*	14,321
994	Watson Pharmaceuticals, Inc.*	28,389
12,975	Wyeth	576,998
		7,149,793
Total Common Stock (Cost $16,345,147)		15,427,632
Principal Amount
	Repurchase Agreements — 15.8%
$5,700	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $5,701 (b)	5,700

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Health Care (continued)

Principal Amount		Value
	Repurchase Agreements (continued)
$1,045,087	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $1,045,292 (c)	$1,045,087
17,329	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $17,332 (d)	17,329
950,079	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $950,255 (e)	950,079
5,119	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $5,120 (f)	5,119
722,060	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $722,198 (g)	722,060
Total Repurchase Agreements (Cost $2,745,374)		2,745,374
Total Investments (Cost $19,090,521) — 104.3%		18,173,006
Liabilities in excess of other assets — (4.3%)		(740,436)
Net Assets — 100.0%		$17,432,570

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $5,814. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $1,065,991. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $17,676. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $969,081. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $5,221. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $736,502. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,830
Aggregate gross unrealized depreciation	(1,769,210)
Net unrealized depreciation	$(1,137,380)
Federal income tax cost of investments	$19,310,386

See accompanying notes to the financial statements.

Swap Agreements

Ultra Health Care had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	06/06/08	$1,806,600	$13,821
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	06/06/08	10,335,353	78,673
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	12/06/08	8,000,000	(822,456)
			$(729,962)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Industrials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.9%
3,066	3M Co. (Industrial Conglomerates)	2.1%	$237,799
2,827	Accenture Ltd., Class A (IT Services)	1.0%	115,398
1,754	Agilent Technologies, Inc.* (Electronic Equipment & Instruments)	0.6%	65,582
2,509	Automatic Data Processing, Inc. (IT Services)	1.0%	108,012
3,227	Boeing Co. (Aerospace & Defense)	2.4%	267,099
1,475	Burlington Northern Santa Fe Corp. (Road & Rail)	1.5%	166,749
2,948	Caterpillar, Inc. (Machinery)	2.2%	243,623
802	CH Robinson Worldwide, Inc. (Air Freight & Logistics)	0.5%	51,729
1,906	CSX Corp. (Road & Rail)	1.2%	131,628
863	Cummins, Inc. (Machinery)	0.6%	60,772
1,165	Danaher Corp. (Machinery)	0.8%	91,080
2,058	Deere & Co. (Machinery)	1.5%	167,398
907	Dover Corp. (Machinery)	0.4%	49,051
775	Eaton Corp. (Machinery)	0.7%	74,927
3,742	Emerson Electric Co. (Electrical Equipment)	2.0%	217,710
1,007	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.4%	47,410
1,347	FedEx Corp. (Air Freight & Logistics)	1.1%	123,533
780	Fiserv, Inc.* (IT Services)	0.4%	40,841
3,912	Flextronics International Ltd.* (Electronic Equipment & Instruments)	0.4%	41,898
415	Fluor Corp. (Construction & Engineering)	0.7%	77,418
721	Fortune Brands, Inc. (Household Durables)	0.5%	50,095
679	Foster Wheeler Ltd.* (Construction & Engineering)	0.5%	51,719
1,588	General Dynamics Corp. (Aerospace & Defense)	1.3%	146,334

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
47,178	General Electric Co. (Industrial Conglomerates)	13.1%	$1,449,308
3,234	Honeywell International, Inc. (Aerospace & Defense)	1.7%	192,811
2,138	Illinois Tool Works, Inc. (Machinery)	1.0%	114,811
1,287	Ingersoll-Rand Co., Ltd., Class A (Machinery)	0.5%	56,679
857	ITT Corp. (Machinery)	0.5%	56,562
567	Jacobs Engineering Group, Inc.* (Construction & Engineering)	0.5%	53,740
510	Joy Global, Inc. (Machinery)	0.4%	42,957
578	L-3 Communications Holdings, Inc. (Aerospace & Defense)	0.6%	62,071
1,535	Lockheed Martin Corp. (Aerospace & Defense)	1.5%	167,990
1,060	McDermott International, Inc.* (Industrial Conglomerates)	0.6%	65,752
1,778	Norfolk Southern Corp. (Road & Rail)	1.1%	119,802
1,489	Northrop Grumman Corp. (Aerospace & Defense)	1.0%	112,360
1,740	PACCAR, Inc. (Machinery)	0.8%	92,899
795	Parker Hannifin Corp. (Machinery)	0.6%	67,313
1,531	Paychex, Inc. (IT Services)	0.5%	52,896
648	Precision Castparts Corp. (Aerospace & Defense)	0.7%	78,278
2,028	Raytheon Co. (Aerospace & Defense)	1.2%	129,508
770	Rockwell Collins, Inc. (Aerospace & Defense)	0.4%	47,255
1,180	Textron, Inc. (Industrial Conglomerates)	0.7%	73,809

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,303	Tyco Electronics Ltd. (Electronic Equipment & Instruments)	0.8%	$92,396
2,291	Tyco International Ltd. (Industrial Conglomerates)	0.9%	103,530
2,482	Union Pacific Corp. (Road & Rail)	1.8%	204,293
3,222	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.1%	228,826
4,277	United Technologies Corp. (Aerospace & Defense)	2.7%	303,838
2,340	Waste Management, Inc. (Commercial Services & Supplies)	0.8%	88,756
3,548	Western Union Co. (The) (IT Services)	0.8%	83,875
79,127	Other Common Stocks	24.8%	2,759,396
	Total Common Stock (Cost $9,308,224)		9,529,516

Principal Amount
	Repurchase Agreements — 19.2%
$4,411	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $4,412 (b)	4,411
808,670	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $808,828 (c)	808,670
13,409	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $13,411 (d)	13,409
735,154	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $735,290 (e)	735,154

Principal Amount		Value
	Repurchase Agreements (continued)
$3,961	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,962 (f)	$3,961
558,717	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $558,824 (g)	558,717
Total Repurchase Agreements (Cost $2,124,322)		2,124,322
Total Investments (Cost $11,432,546) — 105.1%		11,653,838
Liabilities in excess of other assets — (5.1%)		(561,762)
Net Assets — 100.0%		$11,092,076

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $4,499. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $824,845. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $13,677. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2008

Ultra Industrials (continued)

Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $749,858. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $4,040. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $569,892. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$939,602
Aggregate gross unrealized depreciation	(753,384)
Net unrealized appreciation	$186,218
Federal income tax cost of investments	$11,467,620

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	06/06/08	$1,513,543	$8,723
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	06/06/08	2,387,637	2,169
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/06/08	9,200,000	(538,564)
			$(527,672)

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2008:

Aerospace & Defense	15.1%
Air Freight & Logistics	4.2%
Building Products	1.0%
Chemicals	0.1%
Commercial Services & Supplies	3.8%
Communications Equipment	0.2%
Constructions & Engineering	2.7%
Constructions Materials	0.7%
Containers & Packaging	1.8%
Diversified Financial Services	0.0%
Electrical Equipment	4.3%
Electronic Equipment & Instruments	4.2%
Health Care Equipment & Supplies	0.1%
Health Care Technology	0.3%
Household Durables	0.5%
Industrial Conglomerates	17.8%

See accompanying notes to the financial statements.

Internet Software & Services	0.1%
IT Services	5.6%
Life Sciences Tools & Services	0.2%
Machinery	14.4%
Marine	0.2%
Multi-Utilities	0.2%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.3%
Paper & Forest Products	0.2%
Road & Rail	6.5%
Semiconductors & Semiconductors Equipment	0.0%
Specialty Retail	0.3%
Trading Companies & Distributors	1.0%
Other[1]	14.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Oil & Gas

Shares		Value
	Common Stocks (a) — 91.0%
	Energy Equipment & Services — 23.0%
1,073	Atwood Oceanics, Inc.*	$109,349
11,644	Baker Hughes, Inc.	1,031,891
11,046	BJ Services Co.	333,589
828	Bristow Group, Inc.*	43,280
8,193	Cameron International Corp.*	436,113
826	Core Laboratories NV*	113,013
2,500	Diamond Offshore Drilling, Inc.	341,100
3,204	Dresser-Rand Group, Inc.*	129,185
1,078	Dril-Quip, Inc.*	62,890
5,464	ENSCO International, Inc.	392,479
2,496	Exterran Holdings, Inc.*	183,506
4,865	FMC Technologies, Inc.*	349,550
3,331	Global Industries Ltd.*	57,460
7,016	Grey Wolf, Inc.*	54,935
33,270	Halliburton Co.	1,616,257
3,217	Helix Energy Solutions Group, Inc.*	124,273
3,556	Helmerich & Payne, Inc.	222,783
3,327	Hercules Offshore, Inc.*	112,852
3,083	ION Geophysical Corp.*	50,530
4,992	Key Energy Services, Inc.*	86,162
10,569	Nabors Industries Ltd.*	444,321
15,563	National Oilwell Varco, Inc.*	1,296,709
3,317	Newpark Resources*	23,385
10,092	Noble Corp.	637,209
2,013	Oceaneering International, Inc.*	143,648
1,908	Oil States International, Inc.*	111,465
4,286	Parker Drilling Co.*	38,317
5,818	Patterson-UTI Energy, Inc.	183,151
6,304	Pride International, Inc.*	276,998
4,157	Rowan Cos., Inc.	183,532
45,033	Schlumberger Ltd.	4,554,187
824	SEACOR Holdings, Inc.*	73,319
7,613	Smith International, Inc.	600,818
3,098	Superior Energy Services*	166,332
2,859	Tetra Technologies, Inc.*	61,526
2,026	Tidewater, Inc.	138,437
11,872	Transocean, Inc.	1,783,056
1,790	Unit Corp.*	137,275
25,666	Weatherford International Ltd.*	1,171,140
1,196	W-H Energy Services, Inc.*	102,294
		17,978,316

Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 0.2%
3,443	OGE Energy Corp.	$115,513
	Oil, Gas & Consumable Fuels — 67.8%
17,710	Anadarko Petroleum Corp.	1,327,719
12,351	Apache Corp.	1,655,775
1,299	Berry Petroleum Co., Class A	70,146
3,688	Cabot Oil & Gas Corp.	222,202
1,660	Cheniere Energy, Inc.*	8,134
18,290	Chesapeake Energy Corp.	1,001,743
78,417	Chevron Corp.	7,775,046
3,083	Cimarex Energy Co.	210,076
1,662	Comstock Resources, Inc.*	95,316
54,667	ConocoPhillips	5,089,498
1,790	Crosstex Energy, Inc.	61,093
2,497	Delta Petroleum Corp.*	55,184
9,277	Denbury Resources, Inc.*	315,696
15,801	Devon Energy Corp.	1,831,968
26,609	El Paso Corp.	520,206
1,900	Encore Acquisition Co.*	126,901
9,395	EOG Resources, Inc.	1,208,479
3,215	EXCO Resources, Inc.*	80,182
203,298	Exxon Mobil Corp.	18,044,730
2,972	Forest Oil Corp.*	198,381
3,923	Frontier Oil Corp.	118,121
10,925	Hess Corp.	1,341,699
1,790	Holly Corp.	75,985
26,857	Marathon Oil Corp.	1,380,181
3,099	Mariner Energy, Inc.*	101,337
6,650	Murphy Oil Corp.	616,122
4,869	Newfield Exploration Co.*	307,916
6,411	Noble Energy, Inc.	624,752
31,139	Occidental Petroleum Corp.	2,862,608
1,427	Penn Virginia Corp.	89,930
8,421	PetroHawk Energy Corp.*	247,409
4,514	Pioneer Natural Resources Co.	324,060
4,285	Plains Exploration & Production Co.*	306,292
4,151	Quicksilver Resources, Inc.*	151,221
5,580	Range Resources Corp.	366,941
12,818	Southwestern Energy Co.*	568,350
2,378	St. Mary Land & Exploration Co.	121,183
944	Stone Energy Corp.*	63,795

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,388	Sunoco, Inc.	$195,134
1,198	Swift Energy Co.*	69,053
5,100	Tesoro Corp.	126,735
5,701	Ultra Petroleum Corp.*	495,816
20,801	Valero Energy Corp.	1,057,523
1,674	Whiting Petroleum Corp.*	156,569
19,129	XTO Energy, Inc.	1,216,987
		52,884,194
Total Common Stock (Cost $70,192,976)		70,978,023
Principal Amount
	Repurchase Agreements — 2.4%
$3,949	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $3,950 (b)	3,949
724,040	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $724,182 (c)	724,040
12,006	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $12,008 (d)	12,006
658,219	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $658,341 (e)	658,219
3,546	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,547 (f)	3,546
500,246	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $500,342 (g)	500,246

Total Repurchase Agreements (Cost $1,902,006)	1,902,006
Total Investments (Cost $72,094,982) — 93.4%	72,880,029
Other assets less liabilities — 6.6%	5,163,516
Net Assets — 100.0%	$78,043,545

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $4,028. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $738,523. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $12,246. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $671,383. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $3,617. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Oil & Gas (continued)

of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $510,252. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,179,442
Aggregate gross unrealized depreciation	(1,524,771)
Net unrealized appreciation	$654,671
Federal income tax cost of investments	$72,225,358

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	06/06/08	$16,192,852	$(186,029)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	12/06/08	56,163,025	4,461,030
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	06/06/08	7,821,647	—
			$4,275,001

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Real Estate

Shares		Value
	Common Stocks (a) — 93.3%
	Real Estate Investment Trusts (REITs) — 87.9%
5,571	Alexandria Real Estate Equities, Inc.	$581,055
17,301	AMB Property Corp.	1,019,721
91,095	Annaly Capital Management, Inc.	1,622,402
16,719	Apartment Investment & Management Co., Class A	661,571
13,443	AvalonBay Communities, Inc.	1,360,432
11,458	BioMed Realty Trust, Inc.	301,116
20,804	Boston Properties, Inc.	2,033,383
15,266	Brandywine Realty Trust	286,543
8,939	BRE Properties, Inc.	433,184
9,215	Camden Property Trust	453,931
30,995	CapitalSource, Inc.	476,083
11,437	CBL & Associates Properties, Inc.	300,907
8,033	Colonial Properties Trust	193,194
8,288	Corporate Office Properties Trust SBI MD	314,198
7,229	Cousins Properties, Inc.	191,352
29,451	DCT Industrial Trust, Inc.	287,147
20,891	Developers Diversified Realty Corp.	828,955
16,722	DiamondRock Hospitality Co.	229,259
10,371	Digital Realty Trust, Inc.	438,693
18,864	Douglas Emmett, Inc.	462,168
25,462	Duke Realty Corp.	653,864
4,916	Entertainment Properties Trust	270,626
3,922	Equity Lifestyle Properties, Inc.	194,884
47,409	Equity Residential	2,004,927
4,395	Essex Property Trust, Inc.	525,071
10,278	Federal Realty Investment Trust	828,612
10,851	FelCor Lodging Trust, Inc.	161,246
7,621	First Industrial Realty Trust, Inc.	238,766
11,186	Franklin Street Properties Corp.	165,217
24,268	Friedman Billings Ramsey Group, Inc., Class A	46,595
40,296	General Growth Properties, Inc.	1,674,702
37,823	HCP, Inc.	1,295,816
15,473	Health Care REIT, Inc.	747,346
8,870	Healthcare Realty Trust, Inc.	235,498
9,919	Highwoods Properties, Inc.	357,084
5,710	Home Properties, Inc.	292,352

Shares		Value
	Common Stocks (a) (continued)
16,414	Hospitality Properties Trust	$508,834
91,108	Host Hotels & Resorts, Inc.	1,566,147
39,424	HRPT Properties Trust	307,113
23,426	iStar Financial, Inc.	447,905
5,662	Kilroy Realty Corp.	308,692
38,372	Kimco Realty Corp.	1,509,938
6,995	LaSalle Hotel Properties	229,576
10,569	Lexington Realty Trust	164,771
16,016	Liberty Property Trust	568,568
12,682	Macerich Co. (The)	907,143
11,484	Mack-Cali Realty Corp.	443,742
6,333	Maguire Properties, Inc.	99,491
4,436	Mid-America Apartment Communities, Inc.	248,327
12,505	National Retail Properties, Inc.	283,989
16,654	Nationwide Health Properties, Inc.	568,401
9,226	Newcastle Investment Corp.	91,522
6,769	Pennsylvania Real Estate Investment Trust	181,748
30,138	Plum Creek Timber Co., Inc.	1,405,938
7,555	Post Properties, Inc.	268,278
6,826	Potlatch Corp.	329,969
44,824	Prologis	2,775,950
22,482	Public Storage	1,981,339
10,670	RAIT Financial Trust	94,963
13,540	Rayonier, Inc.	642,608
17,672	Realty Income Corp.	432,964
5,331	Redwood Trust, Inc.	179,921
12,101	Regency Centers Corp.	804,595
16,484	Senior Housing Properties Trust	366,110
39,072	Simon Property Group, Inc.	3,882,194
10,354	SL Green Realty Corp.	1,032,294
13,000	Strategic Hotels & Resorts, Inc.	178,750
10,466	Sunstone Hotel Investors, Inc.	201,470
9,202	Taubman Centers, Inc.	494,607
23,466	UDR, Inc.	580,549
24,057	Ventas, Inc.	1,146,557
24,835	Vornado Realty Trust	2,427,125
8,154	Washington Real Estate Investment Trust	274,708
13,594	Weingarten Realty Investors	468,993
		50,573,689

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Real Estate (continued)

Shares		Value
	Common Stocks (a) (continued)
	Real Estate Management & Development — 5.4%
35,563	Brookfield Properties Corp.	$715,172
35,557	CB Richard Ellis Group, Inc., Class A*	798,610
11,304	Forest City Enterprises, Inc., Class A	452,160
5,714	Forestar Real Estate Group, Inc.*	142,850
5,548	Jones Lang LaSalle, Inc.	391,356
16,040	St. Joe Co. (The)	615,615
		3,115,763
	Total Common Stock (Cost $51,906,925)	53,689,452
Principal Amount
	Repurchase Agreements — 14.8%
$17,610	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $17,613 (b)	17,610
3,228,596	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $3,229,228 (c)	3,228,596
53,535	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $53,544 (d)	53,535
2,935,088	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $2,935,631 (e)	2,935,088
15,812	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $15,815 (f)	15,812
2,230,667	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,231,095 (g)	2,230,667

Total Repurchase Agreements (Cost $8,481,308)	8,481,308
Total Investments (Cost $60,388,233) — 108.1%	62,170,760
Liabilities in excess of other assets — (8.1%)	(4,639,230)
Net Assets — 100.0%	$57,531,530

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $17,963. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $3,293,175. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $54,607. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $2,993,790. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $16,130. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $2,275,283. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,351,399
Aggregate gross unrealized depreciation	(1,303,029)
Net unrealized appreciation	$1,048,370
Federal income tax cost of investments	$61,122,390

Swap Agreements

Ultra Real Estate had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	06/06/08	$11,580,399	$(288,808)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	06/06/08	52,048,391	(1,551,904)
			$(1,840,712)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 93.3%
	Communications Equipment — 0.3%
12,693	InterDigital, Inc.*	$317,198
	Computers & Peripherals — 1.5%
60,710	SanDisk Corp.*	1,718,700
	Electrical Equipment — 2.2%
9,524	First Solar, Inc.*	2,548,051
	Semiconductors & Semiconductor Equipment — 89.3%
7,040	Actel Corp.*	120,736
150,164	Advanced Micro Devices, Inc.*	1,033,128
83,199	Altera Corp.	1,925,225
28,489	Amkor Technology, Inc.*	303,693
79,593	Analog Devices, Inc.	2,794,510
367,131	Applied Materials, Inc.	7,272,865
17,595	Applied Micro Circuits Corp.*	172,607
15,236	Atheros Communications, Inc.*	509,187
112,872	Atmel Corp.*	504,538
9,304	ATMI, Inc.*	278,469
27,762	Axcelis Technologies, Inc.*	158,521
126,744	Broadcom Corp., Class A*	3,636,285
17,941	Brooks Automation, Inc.*	182,819
6,474	Cabot Microelectronics Corp.*	240,185
21,723	Cirrus Logic, Inc.*	142,503
5,711	Cohu, Inc.	97,715
132,018	Conexant Systems, Inc.*	60,728
20,994	Cree, Inc.*	533,667
8,267	Cymer, Inc.*	255,616
43,096	Cypress Semiconductor Corp.*	1,201,516
8,777	DSP Group, Inc.*	73,200
31,353	Entegris, Inc.*	241,105
11,118	Exar Corp.*	87,387
33,584	Fairchild Semiconductor International, Inc.*	503,760
13,160	Formfactor, Inc.*	287,283
49,428	Integrated Device Technology, Inc.*	557,548
1,574,845	Intel Corp.	36,504,907
19,372	International Rectifier Corp.*	449,043
34,302	Intersil Corp., Class A	955,997

Shares		Value
	Common Stocks (a) (continued)
48,739	Kla-Tencor Corp.	$2,247,843
14,432	Kulicke & Soffa Industries, Inc.*	102,179
33,456	Lam Research Corp.*	1,361,659
31,072	Lattice Semiconductor Corp.*	110,616
55,828	Linear Technology Corp.	2,052,796
191,137	LSI Corp.*	1,389,566
126,008	Marvell Technology Group Ltd.*	2,187,499
62,043	MEMC Electronic Materials, Inc.*	4,259,872
14,924	Micrel, Inc.	143,270
51,121	Microchip Technology, Inc.	1,883,298
204,256	Micron Technology, Inc.*	1,648,346
18,765	Microsemi Corp.*	514,161
69,013	National Semiconductor Corp.	1,452,724
31,443	Novellus Systems, Inc.*	751,173
150,421	Nvidia Corp.*	3,715,399
14,763	Omnivision Technologies, Inc.*	239,161
99,410	ON Semiconductor Corp.*	983,165
10,561	Photronics, Inc.*	94,838
58,758	PMC - Sierra, Inc.*	500,031
26,760	Rambus, Inc.*	552,862
72,056	RF Micro Devices, Inc.*	288,224
17,384	Semtech Corp.*	304,568
22,807	Silicon Image, Inc.*	160,333
14,269	Silicon Laboratories, Inc.*	525,813
14,967	SiRF Technology Holdings, Inc.*	108,810
43,884	Skyworks Solutions, Inc.*	453,322
47,015	Teradyne, Inc.*	645,986
12,700	Tessera Technologies, Inc.*	267,589
359,107	Texas Instruments, Inc.	11,663,795
16,138	Trident Microsystems, Inc.*	75,687
37,667	TriQuint Semiconductor, Inc.*	250,862
20,473	Varian Semiconductor Equipment Associates, Inc.*	778,588
77,526	Xilinx, Inc.	2,108,707
13,899	Zoran Corp.*	203,342
		105,110,827
Total Common Stock (Cost $101,855,007)		109,694,776
	Rights (a) — —%
5,844	Micrel, Inc.	—
Total Rights (Cost $–)		—

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements — 7.3%
$17,853	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $17,856 (b)	$17,853
3,273,333	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $3,273,974 (c)	3,273,333
54,276	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $54,286 (d)	54,276
2,975,757	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $2,976,308 (e)	2,975,757
16,033	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $16,036 (f)	16,033
2,261,575	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,262,008 (g)	2,261,575
Total Repurchase Agreements (Cost $8,598,827)		8,598,827
Total Investments (Cost $110,453,834) — 100.6%		118,293,603
Liabilities in excess of other assets — (0.6%)		(699,442)
Net Assets — 100.0%		$117,594,161

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $18,210. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $3,338,807. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $55,363. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $3,035,273. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $16,355. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $2,306,810. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,132,202
Aggregate gross unrealized depreciation	(548,208)
Net unrealized appreciation	$6,583,994
Federal income tax cost of investments	$111,709,609

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Semiconductors (continued)

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	06/06/08	$60,816,469	$—
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	06/06/08	44,296,069	445,341
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/06/08	23,000,000	(2,765,017)
			$(2,319,676)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Technology

Shares		Value
	Common Stocks (a) — 85.4%
	Commercial Services & Supplies — 0.3%
3,435	IKON Office Solutions, Inc.	$41,529
11,420	Pitney Bowes, Inc.	414,660
		456,189
	Communications Equipment — 14.2%
20,746	3Com Corp.*	52,280
6,171	ADC Telecommunications, Inc.*	97,132
3,125	Adtran, Inc.	77,781
7,058	Arris Group, Inc.*	66,063
2,628	Avocent Corp.*	51,850
19,814	Brocade Communications Systems, Inc.*	159,701
4,582	Ciena Corp.*	140,026
313,709	Cisco Systems, Inc.*	8,382,305
82,322	Corning, Inc.	2,250,683
2,209	EchoStar Corp., Class A*	82,484
4,384	Emulex Corp.*	61,464
5,998	Extreme Networks*	19,494
4,426	F5 Networks, Inc.*	133,001
13,083	Finisar Corp.*	24,073
6,796	Foundry Networks, Inc.*	92,426
4,913	Harmonic, Inc.*	47,263
7,223	Harris Corp.	475,129
2,461	InterDigital, Inc.*	61,500
11,254	JDS Uniphase Corp.*	139,212
27,444	Juniper Networks, Inc.*	755,259
118,673	Motorola, Inc.	1,107,219
2,540	Plantronics, Inc.	61,697
4,821	Polycom, Inc.*	120,139
85,062	QUALCOMM, Inc.	4,128,909
14,118	Sonus Networks, Inc.*	60,566
9,890	Sycamore Networks, Inc.*	33,527
3,156	Tekelec*	52,989
19,952	Tellabs, Inc.*	108,539
5,048	Utstarcom, Inc.*	24,230
		18,866,941
	Computers & Peripherals — 24.1%
5,416	Adaptec, Inc.*	17,494
46,071	Apple, Inc.*	8,695,901
103,686	Dell, Inc.*	2,390,999
3,447	Diebold, Inc.	136,019

Shares		Value
	Common Stocks (a) (continued)
3,002	Electronics for Imaging, Inc.*	$49,743
110,465	EMC Corp.*	1,926,510
135,672	Hewlett-Packard Co.	6,384,724
1,387	Hutchinson Technology, Inc.*	19,973
1,730	Imation Corp.	45,257
2,496	Intermec, Inc.*	56,410
71,898	International Business Machines Corp.	9,305,758
4,975	Lexmark International, Inc., Class A*	183,378
9,334	NCR Corp.*	246,978
18,107	NetApp, Inc.*	441,449
5,180	Palm, Inc.	31,391
7,199	QLogic Corp.*	113,672
10,738	Quantum Corp.*	18,362
11,808	SanDisk Corp.*	334,284
28,113	Seagate Technology	602,180
41,713	Sun Microsystems, Inc.*	540,183
9,501	Teradata Corp.*	256,622
11,620	Western Digital Corp.*	436,099
		32,233,386
	Construction & Engineering — 0.0%
2,164	Dycom Industries, Inc.*	37,113
	Electrical Equipment — 0.4%
1,850	First Solar, Inc.*	494,949
	Electronic Equipment & Instruments — 0.2%
1,233	Agilysys, Inc.	12,873
2,642	Brightpoint, Inc.*	26,024
7,948	Ingram Micro, Inc., Class A*	144,097
2,551	Insight Enterprises, Inc.*	34,183
2,898	Tech Data Corp.*	106,038
		323,215
	Health Care Technology — 0.1%
3,357	Cerner Corp.*	152,307
	Internet Software & Services — 8.0%
8,743	Akamai Technologies, Inc.*	341,414
4,476	Ariba, Inc.*	66,424
2,116	Digital River, Inc.*	84,767
5,812	Earthlink, Inc.*	55,795

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Technology (continued)

Shares		Value
	Common Stocks (a) (continued)
1,647	Equinix, Inc.*	$157,272
12,400	Google, Inc., Class A*	7,263,920
1,741	Infospace, Inc.	15,895
2,385	Interwoven, Inc.*	31,983
2,613	j2 Global Communications, Inc.*	69,297
5,079	RealNetworks, Inc.*	37,077
2,735	S1 Corp.*	17,887
1,506	SAVVIS, Inc.*	25,120
3,260	SonicWALL, Inc.*	26,080
3,561	United Online, Inc.	43,551
11,633	VeriSign, Inc.*	465,785
1,361	Vignette Corp.*	17,625
2,360	Websense, Inc.*	41,512
67,139	Yahoo!, Inc.*	1,796,640
		10,558,044
	IT Services — 1.8%
1,581	CACI International, Inc., Class A*	80,584
15,124	Cognizant Technology Solutions Corp., Class A*	533,575
8,348	Computer Sciences Corp.*	410,304
1,777	CSG Systems International, Inc.*	23,599
2,527	DST Systems, Inc.*	160,212
26,779	Electronic Data Systems Corp.	655,818
3,701	Gartner, Inc.*	80,645
4,719	Perot Systems Corp., Class A*	77,958
8,779	SAIC, Inc.*	174,965
2,319	SRA International, Inc., Class A*	54,682
18,254	Unisys Corp.*	92,365
3,484	VeriFone Holdings, Inc.*	51,145
		2,395,852
	Office Electronics — 0.5%
48,644	Xerox Corp.	660,586
	Semiconductors & Semiconductor Equipment — 15.3%
1,373	Actel Corp.*	23,547
29,187	Advanced Micro Devices, Inc.*	200,807
16,179	Altera Corp.	374,382
5,537	Amkor Technology, Inc.*	59,024
15,471	Analog Devices, Inc.	543,187
71,362	Applied Materials, Inc.	1,413,681

Shares		Value
	Common Stocks (a) (continued)
3,417	Applied Micro Circuits Corp.*	$33,521
2,960	Atheros Communications, Inc.*	98,923
21,943	Atmel Corp.*	98,085
1,807	ATMI, Inc.*	54,084
5,395	Axcelis Technologies, Inc.*	30,805
24,631	Broadcom Corp., Class A*	706,663
3,495	Brooks Automation, Inc.*	35,614
1,252	Cabot Microelectronics Corp.*	46,449
4,220	Cirrus Logic, Inc.*	27,683
1,119	Cohu, Inc.	19,146
25,655	Conexant Systems, Inc.*	11,801
4,085	Cree, Inc.*	103,841
1,606	Cymer, Inc.*	49,658
8,375	Cypress Semiconductor Corp.*	233,495
1,712	DSP Group, Inc.*	14,278
6,098	Entegris, Inc.*	46,894
2,165	Exar Corp.*	17,017
6,530	Fairchild Semiconductor International, Inc.*	97,950
2,559	Formfactor, Inc.*	55,863
9,601	Integrated Device Technology, Inc.*	108,299
306,108	Intel Corp.	7,095,583
3,766	International Rectifier Corp.*	87,296
6,673	Intersil Corp., Class A	185,977
9,479	Kla-Tencor Corp.	437,172
2,801	Kulicke & Soffa Industries, Inc.*	19,831
6,506	Lam Research Corp.*	264,794
6,033	Lattice Semiconductor Corp.*	21,477
10,855	Linear Technology Corp.	399,138
37,146	LSI Corp.*	270,051
24,500	Marvell Technology Group Ltd.*	425,320
12,059	MEMC Electronic Materials, Inc.*	827,971
2,905	Micrel, Inc.	27,888
9,932	Microchip Technology, Inc.	365,895
39,698	Micron Technology, Inc.*	320,363
3,638	Microsemi Corp.*	99,681
13,421	National Semiconductor Corp.	282,512
6,114	Novellus Systems, Inc.*	146,063
29,232	Nvidia Corp.*	722,030
2,862	Omnivision Technologies, Inc.*	46,364
19,315	ON Semiconductor Corp.*	191,025
2,049	Photronics, Inc.*	18,400
11,427	PMC - Sierra, Inc.*	97,244

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,199	Rambus, Inc.*	$107,411
14,010	RF Micro Devices, Inc.*	56,040
3,378	Semtech Corp.*	59,183
4,424	Silicon Image, Inc.*	31,101
2,774	Silicon Laboratories, Inc.*	102,222
2,915	SiRF Technology Holdings, Inc.*	21,192
8,529	Skyworks Solutions, Inc.*	88,105
9,137	Teradyne, Inc.*	125,542
2,463	Tessera Technologies, Inc.*	51,895
69,798	Texas Instruments, Inc.	2,267,039
3,141	Trident Microsystems, Inc.*	14,731
7,322	TriQuint Semiconductor, Inc.*	48,765
3,981	Varian Semiconductor Equipment Associates, Inc.*	151,397
15,069	Xilinx, Inc.	409,877
2,708	Zoran Corp.*	39,618
		20,430,890
	Software — 19.1%
1,876	ACI Worldwide, Inc.*	32,661
28,993	Adobe Systems, Inc.*	1,277,432
951	Advent Software, Inc.*	40,864
10,256	Amdocs Ltd.*	331,371
4,085	Ansys, Inc.*	193,221
12,162	Autodesk, Inc.*	500,588
10,111	BMC Software, Inc.*	405,451
21,654	CA, Inc.	574,697
14,644	Cadence Design Systems, Inc.*	170,163
9,261	Check Point Software Technologies*	229,951
9,749	Citrix Systems, Inc.*	333,708
15,061	Compuware Corp.*	153,472
2,590	Fair Isaac Corp.	65,449
4,554	Informatica Corp.*	81,972
16,258	Intuit, Inc.*	470,832
4,241	Jack Henry & Associates, Inc.	100,936
1,556	JDA Software Group, Inc.*	31,742
4,230	Macrovision Solutions Corp.*	57,232
8,542	McAfee, Inc.*	309,648
4,723	Mentor Graphics Corp.*	55,023
4,335	Micros Systems, Inc.*	142,925
438,832	Microsoft Corp.	12,427,722
18,390	Novell, Inc.*	130,201
9,123	Nuance Communications, Inc.*	179,906

Shares		Value
	Common Stocks (a) (continued)
206,605	Oracle Corp.*	$4,718,858
5,994	Parametric Technology Corp.*	112,567
2,192	Progress Software Corp.*	68,259
2,905	Quest Software, Inc.*	49,414
10,161	Red Hat, Inc.*	247,522
5,262	Salesforce.com, Inc.*	380,495
4,512	Sybase, Inc.*	144,474
44,550	Symantec Corp.*	968,072
7,733	Synopsys, Inc.*	203,765
10,034	TIBCO Software, Inc.*	77,462
2,150	VMware, Inc., Class A*	147,641
4,337	Wind River Systems, Inc.*	46,926
		25,462,622
	Wireless Telecommunication Services — 1.4%
21,293	American Tower Corp., Class A*	973,516
14,882	Crown Castle International Corp.*	632,336
5,207	SBA Communications Corp., Class A*	193,805
		1,799,657
Total Common Stock (Cost $110,522,023)		113,871,751
	Rights (a) — —%
2,287	Micrel, Inc.*	—
Total Rights (Cost $–)		—
Principal Amount
	Repurchase Agreements — 18.0%
$49,891	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $49,900 (b)	49,891
9,146,639	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $9,148,430 (c)	9,146,639
151,664	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $151,691 (d)	151,664

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Technology (continued)

Principal Amount		Value
	Repurchase Agreements (continued)
$8,315,127	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $8,316,665 (e)	$8,315,127
44,797	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $44,806 (f)	44,797
6,319,496	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $6,320,707 (g)	6,319,496
Total Repurchase Agreements (Cost $24,027,614)		24,027,614
Total Investments (Cost $134,549,637) — 103.4%		137,899,365
Liabilities in excess of other assets — (3.4%)		(4,555,211)
Net Assets — 100.0%		$133,344,154

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $50,889. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $9,329,592. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $154,701. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $8,481,432. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $45,696. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $6,445,894. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,397,918
Aggregate gross unrealized depreciation	(3,863,431)
Net unrealized appreciation	$1,534,487
Federal income tax cost of investments	$136,364,878

See accompanying notes to the financial statements.

Swap Agreements

Ultra Technology had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	06/06/08	$44,915,879	$760,089
Equity Index Swap Agreement based on the Dow Jones U.S. Technology SM Index	06/06/08	60,040,469	1,284,615
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	12/06/08	52,000,000	(6,620,808)
			$(4,576,104)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Telecommunications

Shares		Value
	Common Stocks (a) — 81.8%
	Diversified Financial Services — 3.6%
8,850	Leucadia National Corp.	$480,555
	Diversified Telecommunication Services — 53.8%
6,240	Alaska Communications Systems Group, Inc.	80,745
57,390	AT&T, Inc.	2,289,861
1,650	Atlantic Tele-Network, Inc.	49,434
3,660	Cbeyond, Inc.*	67,893
7,470	CenturyTel, Inc.	264,513
28,320	Cincinnati Bell, Inc.*	119,227
23,040	Citizens Communications Co.	268,646
3,870	Consolidated Communications Holdings, Inc.	58,050
8,700	Embarq Corp.	411,684
15,257	Fairpoint Communications, Inc.	137,313
8,910	General Communication, Inc., Class A*	65,577
3,990	Global Crossing Ltd.*	72,299
13,700	Globalstar, Inc.*	40,004
11,820	IDT Corp., Class B*	42,197
4,530	Iowa Telecommunications Services, Inc.	87,067
114,870	Level 3 Communications, Inc.*	394,004
3,720	NTELOS Holdings Corp.	103,862
11,730	PAETEC Holding Corp.*	103,693
80,190	Qwest Communications International, Inc.	388,921
2,880	SureWest Communications	28,282
12,030	Time Warner Telecom, Inc., Class A*	224,961
38,580	Verizon Communications, Inc.	1,484,173
12,720	Vonage Holdings Corp.*	25,440
27,750	Windstream Corp.	370,185
		7,178,031
	Media — 2.8%
5,910	RCN Corp.*	71,570
19,440	Virgin Media, Inc.	305,014
		376,584
	Wireless Telecommunication Services — 21.6%
11,880	Centennial Communications Corp.*	89,932
21,330	FiberTower Corp.*	32,635
2,550	iPCS, Inc.*	76,500
4,290	Leap Wireless International, Inc.*	246,503

Shares		Value
	Common Stocks (a) (continued)
14,040	MetroPCS Communications, Inc.*	$298,210
10,140	NII Holdings, Inc.*	509,028
1,560	Rural Cellular Corp., Class A*	69,826
106,410	Sprint Nextel Corp.	995,998
6,840	Telephone & Data Systems, Inc.	326,063
10,770	TerreStar Corp.*	52,234
1,890	US Cellular Corp.*	118,371
5,130	USA Mobility, Inc.*	40,270
9,210	Virgin Mobile USA, Inc., Class A*	32,972
		2,888,542
	Total Common Stock (Cost $9,682,120)	10,923,712
Principal Amount
	Repurchase Agreements — 15.5%
$4,282	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $4,283 (b)	4,282
785,014	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $785,168 (c)	785,014
13,017	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $13,019 (d)	13,017
713,649	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $713,781 (e)	713,649
3,845	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,846 (f)	3,845
542,374	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $542,478 (g)	542,374
Total Repurchase Agreements (Cost $2,062,181)		2,062,181
Total Investments † (Cost $11,744,301) — 97.3%		12,985,893
Other assets less liabilities — 2.7%		371,821
Net Assets — 100.0%		$13,357,714

See accompanying notes to the financial statements.

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $4,368. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $800,717. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $13,277. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $727,923. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $3,922. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $553,222. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	06/06/08	$2,075,104	$44,994
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	06/06/08	13,772,777	—
			$44,994

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Utilities

Shares		Value
	Common Stocks (a) — 86.9%
	Electric Utilities — 41.1%
4,210	Allegheny Energy, Inc.	$230,497
634	Allete, Inc.	28,162
9,911	American Electric Power Co., Inc.	419,533
1,502	Cleco Corp.	37,520
2,845	DPL, Inc.	80,855
31,572	Duke Energy Corp.	583,451
7,533	Edison International	400,982
1,159	El Paso Electric Co.*	25,046
4,926	Entergy Corp.	594,913
16,614	Exelon Corp.	1,462,032
7,674	FirstEnergy Corp.	604,021
9,358	FPL Group, Inc.	631,852
2,163	Great Plains Energy, Inc.	56,735
2,051	Hawaiian Electric Industries, Inc.	54,105
1,133	Idacorp, Inc.	34,738
1,217	ITC Holdings Corp.	66,412
3,866	Northeast Utilities	100,941
5,041	Pepco Holdings, Inc.	136,309
2,497	Pinnacle West Capital Corp.	84,349
1,573	Portland General Electric Co.	36,824
9,370	PPL Corp.	480,775
6,478	Progress Energy, Inc.	276,999
5,883	Sierra Pacific Resources	79,832
19,119	Southern Co.	692,108
883	Unisource Energy Corp.	29,943
2,516	Westar Energy, Inc.	60,384
		7,289,318
	Gas Utilities — 7.6%
1,962	AGL Resources, Inc.	70,043
2,230	Atmos Energy Corp.	61,080
1,641	Energen Corp.	122,993
2,904	Equitable Resources, Inc.	203,948
1,769	National Fuel Gas Co.	106,688
1,043	New Jersey Resources Corp.	34,742
1,131	Nicor, Inc.	46,179
669	Northwest Natural Gas Co.	30,500
2,443	Oneok, Inc.	122,297
1,779	Piedmont Natural Gas Co.	48,086
4,334	Questar Corp.	278,329
2,534	Southern Union Co.	67,404

Shares		Value
	Common Stocks (a) (continued)
1,058	Southwest Gas Corp.	$32,988
2,643	UGI Corp.	71,308
1,237	WGL Holdings, Inc.	43,159
		1,339,744
	Independent Power Producers & Energy Traders — 8.6%
16,805	AES Corp. (The)*	327,361
4,479	Constellation Energy Group, Inc.	386,224
10,100	Dynegy, Inc., Class A*	95,142
6,470	Mirant Corp.*	262,811
5,952	NRG Energy, Inc.*	247,544
8,694	Reliant Energy, Inc.*	222,219
		1,541,301
	Multi-Utilities — 23.8%
2,777	Alliant Energy Corp.	104,249
5,203	Ameren Corp.	236,476
9,400	Aquila, Inc.*	35,814
1,326	Avista Corp.	28,151
948	Black Hills Corp.	33,407
7,282	Centerpoint Energy, Inc.	123,357
5,643	CMS Energy Corp.	87,974
6,810	Consolidated Edison, Inc.	281,253
14,486	Dominion Resources, Inc.	670,702
4,121	DTE Energy Co.	182,313
3,978	Energy East Corp.	100,683
1,924	Integrys Energy Group, Inc.	98,797
6,895	NiSource, Inc.	124,731
933	NorthWestern Corp.	24,734
2,498	NSTAR	83,758
8,956	PG&E Corp.	354,568
1,756	PNM Resources, Inc.	26,077
12,800	Public Service Enterprise Group, Inc.	566,528
2,950	Puget Energy, Inc.	82,570
2,651	SCANA Corp.	106,411
5,786	Sempra Energy	334,489
5,244	TECO Energy, Inc.	106,820
1,912	Vectren Corp.	56,404
2,945	Wisconsin Energy Corp.	141,478
10,794	Xcel Energy, Inc.	230,020
		4,221,764

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Oil, Gas & Consumable Fuels — 5.5%
15,786	Spectra Energy Corp.	$426,538
14,727	Williams Cos., Inc.	560,215
		986,753
	Water Utilities — 0.3%
3,321	Aqua America, Inc.	56,723
Total Common Stock (Cost $14,441,628)		15,435,603
Principal Amount
	Repurchase Agreements — 13.7%
$5,025	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $5,026 (b)	5,025
921,188	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $921,368 (c)	921,188
15,274	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $15,277 (d)	15,274
837,444	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $837,599 (e)	837,444
4,512	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,513 (f)	4,512
636,457	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $636,579 (g)	636,457
Total Repurchase Agreements (Cost $2,419,900)		2,419,900
Total Investments (Cost $16,861,528) — 100.6%		17,855,503
Liabilities in excess of other assets — (0.6%)		(94,942)
Net Assets — 100.0%		$17,760,561

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $5,125. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $939,614. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $15,580. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $854,193. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $4,602. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Utilities (continued)

of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $649,187. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,429,081
Aggregate gross unrealized depreciation	(500,227)
Net unrealized appreciation	$928,854
Federal income tax cost of investments	$16,926,649

Swap Agreements

Ultra Utilities had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	06/06/08	$1,100,000	$5,111
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	06/06/08	9,138,414	176,914
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/06/08	10,000,000	(303,140)
			$(121,115)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 101.4%
$135,805	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $135,829 (b)	$135,805
24,897,600	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $24,902,476 (c)	24,897,600
412,837	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $412,909 (d)	412,837
22,634,182	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $22,638,369 (e)	22,634,182
121,940	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $121,963 (f)	121,940
17,201,979	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $17,205,276 (g)	17,201,979
Total Investments (Cost $65,404,343) †		65,404,343
Liabilities in excess of other assets — (1.4%)		(914,418)
Net Assets — 100.0%		$64,489,925

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $138,521. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $25,395,608. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $421,104. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $23,086,872. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $124,386. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $17,546,039. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short QQQ® (continued)

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100® Index Futures Contracts	193	June - 08	$7,848,345	$(231,988)

Cash collateral in the amount of $529,820 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Short QQQ® had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	$(24,150,165)	$(486,387)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(11,003,711)	(222,411)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(10,843,256)	(221,809)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(6,961,790)	(364,056)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(2,283,899)	(46,905)
			$(1,341,568)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 91.6%
$324,844	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $324,902 (b)	$324,844
59,554,800	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $59,566,463 (c)	59,554,800
987,503	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $987,676 (d)	987,503
54,140,727	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $54,150,743 (e)	54,140,727
291,679	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $291,735 (f)	291,679
41,146,953	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $41,154,839 (g)	41,146,953
Total Investments (Cost $156,446,506) †		156,446,506
Other assets less liabilities — 8.4%		14,237,215
Net Assets — 100.0%		$170,683,721

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $331,342. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $60,746,029. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,007,277. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $55,223,558. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $297,531. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $41,969,941. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short Dow30SM (continued)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	401	June - 08	$25,285,055	$98,458

Cash collateral in the amount of $1,368,305 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Short Dow30SM had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on Dow Jones Industrial Average(TM) Index	06/06/08	$(117,307,311)	$—
Equity Index Swap Agreement based on Dow Jones Industrial Average(TM) Index	06/06/08	(21,956,166)	623,243
Equity Index Swap Agreement based on Dow Jones Industrial Average(TM) Index	06/06/08	(7,021,784)	195,262
			$818,505

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 98.4%
$627,463	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $627,575 (b)	$627,463
115,034,797	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $115,057,325 (c)	115,034,797
1,907,439	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $1,907,773 (d)	1,907,439
104,577,088	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $104,596,435 (e)	104,577,088
563,402	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $563,510 (f)	563,402
79,478,587	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $79,493,820 (g)	79,478,587
Total Investments (Cost $302,188,776) †		302,188,776
Other assets less liabilities — 1.6%		4,892,615
Net Assets — 100.0%		$307,081,391

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $640,013. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $117,335,750. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,945,634. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $106,668,661. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $574,704. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $81,068,255. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short S&P500® (continued)

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	588	June - 08	$41,108,550	$(747,173)

Cash collateral in the amount of $2,170,359 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2008:

Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P 500® Index 06/06/08	$(176,036,159)	$2,203,409
Equity Index Swap Agreement based on the S&P 500® Index 06/06/08	(46,216,543)	581,154
Equity Index Swap Agreement based on the S&P 500® Index 06/06/08	(44,592,442)	152,234
Equity Index Swap Agreement based on the S&P 500® Index 06/06/08	(2,347,160)	28,277
		$2,965,074

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 102.2%
$82,181	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $82,196 (b)	$82,181
15,066,507	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $15,069,458 (c)	15,066,507
249,824	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $249,868 (d)	249,824
13,696,824	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $13,699,358 (e)	13,696,824
73,791	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $73,805 (f)	73,791
10,409,587	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $10,411,582 (g)	10,409,587
Total Investments (Cost $39,578,714) †		39,578,714
Liabilities in excess of other assets — (2.2%)		(862,864)
Net Assets — 100.0%		$38,715,850

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $83,825. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $15,367,871. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $254,826. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $13,970,765. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $75,271. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $10,617,791. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	45	June - 08	$3,964,950	$(77,143)

Cash collateral in the amount of $199,643 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Short MidCap400 had the following open swap agreements as of May 31, 2008:

Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index 06/06/08	$(27,073,291)	$(792,532)
Equity Index Swap Agreement based on the S&P MidCap400 Index 06/06/08	(3,427,053)	(99,487)
Equity Index Swap Agreement based on the S&P MidCap400 Index 06/06/08	(2,671,880)	(78,433)
Equity Index Swap Agreement based on the S&P MidCap400 Index 06/06/08	(557,124)	(33,195)
		$(1,003,647)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 103.1%
$33,605	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $33,611 (b)	$33,605
6,160,939	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $6,162,145 (c)	6,160,939
102,157	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $102,175 (d)	102,157
5,600,853	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $5,601,889 (e)	5,600,853
30,174	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $30,180 (f)	30,174
4,256,648	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,257,464 (g)	4,256,648
Total Investments (Cost $16,184,376) †		16,184,376
Liabilities in excess of other assets — (3.1%)		(490,234)
Net Assets — 100.0%		$15,694,142

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $34,277. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $6,284,171. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $104,203. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $5,712,872. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $30,780. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $4,341,786. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short SmallCap600 (continued)

Swap Agreements

Short SmallCap600 had the following open swap agreements as of May 31, 2008:

Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap600 Index 06/06/08	$(13,781,799)	$(422,754)
Equity Index Swap Agreement based on the S&P SmallCap600 Index 06/06/08	(1,400,000)	(44,872)
		$(467,626)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 102.0%
$172,327	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $172,358 (b)	$172,327
31,593,390	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $31,599,577 (c)	31,593,390
523,863	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $523,955 (d)	523,863
28,721,264	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $28,726,577 (e)	28,721,264
154,734	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $154,764 (f)	154,734
21,828,161	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $21,832,345 (g)	21,828,161
Total Investments (Cost $82,993,739) †		82,993,739
Liabilities in excess of other assets — (2.0%)		(1,634,060)
Net Assets — 100.0%		$81,359,679

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $175,774. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $32,225,329. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $534,353. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $29,295,698. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $157,838. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $22,264,750. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short Russell2000 (continued)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	112	June - 08	$8,351,840	$(276,564)

Cash collateral in the amount of $495,020 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Short Russell2000 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	$(66,206,119)	$(1,831,817)
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	(4,800,000)	(197,358)
			$(2,029,175)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 102.0%
$3,689,926	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $3,690,587 (b)	$3,689,926
676,486,479	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $676,618,958 (c)	676,486,479
11,217,099	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $11,219,062 (d)	11,217,099
614,987,709	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $615,101,482 (e)	614,987,709
3,313,202	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,313,837 (f)	3,313,202
467,390,659	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $467,480,242 (g)	467,390,659
Total Investments (Cost $1,777,085,074) †		1,777,085,074
Liabilities in excess of other assets — (2.0%)		(35,048,281)
Net Assets — 100.0%		$1,742,036,793

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $3,763,731. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $690,017,722. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $11,441,715. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $627,287,646. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $3,379,670. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $476,739,034. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort QQQ® (continued)

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100® Index Futures Contracts	5,961	June - 08	$242,404,065	$(6,866,470)

Cash collateral in the amount of $13,700,115 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	$(1,064,319,423)	$(21,512,383)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(927,355,028)	(28,847,521)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(908,118,732)	(18,576,414)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(260,596,465)	(5,248,443)
Equity Index Swap Agreement based on the NASDAQ-100® Index	06/06/08	(6,497,219)	(133,435)
			$(74,318,196)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 96.6%
$1,120,543	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,120,744 (b)	$1,120,543
205,432,897	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $205,473,128 (c)	205,432,897
3,406,367	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $3,406,963 (d)	3,406,367
186,757,179	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $186,791,729 (e)	186,757,179
1,006,141	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,006,334 (f)	1,006,141
141,935,456	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $141,962,660 (g)	141,935,456
Total Investments (Cost $539,658,583) †		539,658,583
Other assets less liabilities — 3.4%		19,080,937
Net Assets — 100.0%		$558,739,520

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,142,956. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $209,542,014. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $3,474,578. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $190,492,378. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,026,326. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $144,774,336. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Dow30SM (continued)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,306	June - 08	$82,349,830	$1,614,720

Cash collateral in the amount of $3,862,263 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	06/06/08	$(640,500,320)	$—
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	06/06/08	(271,783,845)	7,570,075
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	06/06/08	(128,065,220)	3,635,231
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	06/06/08	(6,996,536)	194,560
			$11,399,866

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 98.5%
$5,242,485	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $5,243,424 (b)	$5,242,485
961,122,209	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $961,310,429 (c)	961,122,209
15,936,761	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $15,939,550 (d)	15,936,761
873,747,463	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $873,909,105 (e)	873,747,463
4,707,251	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,708,153 (f)	4,707,251
664,048,071	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $664,175,348 (g)	664,048,071
Total Investments (Cost $2,524,804,240) †		2,524,804,240
Other assets less liabilities — 1.5%		39,868,226
Net Assets — 100.0%		$2,564,672,466

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $5,347,344. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $980,346,802. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $16,255,885. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $891,222,672. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $4,801,687. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $677,329,832. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort S&P500® (continued)

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,986	June - 08	$348,583,725	$678,403

Cash collateral in the amount of $19,849,184 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	$(1,530,434,925)	$19,244,570
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	(1,372,705,942)	16,599,651
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	(1,045,857,261)	13,090,784
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	(882,029,442)	3,025,014
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	(5,706,298)	68,746
			$52,028,765

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 101.3%
$379,256	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $379,324 (b)	$379,256
69,530,324	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $69,543,940 (c)	69,530,324
1,152,911	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $1,153,113 (d)	1,152,911
63,209,386	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $63,221,080 (e)	63,209,386
340,536	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $340,601 (f)	340,536
48,039,133	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $48,048,341 (g)	48,039,133
Total Investments (Cost $182,651,546) †		182,651,546
Liabilities in excess of other assets — (1.3%)		(2,310,926)
Net Assets — 100.0%		$180,340,620

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $386,842. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $70,921,086. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,175,997. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $64,473,592. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $347,368. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $48,999,974. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MidCap400 (continued)

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	268	June - 08	$23,613,480	$(258,340)

Cash collateral in the amount of $739,353 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	$(155,998,314)	$(5,190,551)
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	(98,479,423)	(2,882,844)
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	(70,546,862)	(2,047,974)
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	(1,859,631)	(54,589)
			$(10,175,958)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 106.2%
$141,819	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $141,844 (b)	$141,819
26,000,197	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $26,005,289 (c)	26,000,197
431,120	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $431,195 (d)	431,120
23,636,543	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $23,640,916 (e)	23,636,543
127,340	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $127,364 (f)	127,340
17,963,772	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $17,967,215 (g)	17,963,772
Total Investments (Cost $68,300,791) †		68,300,791
Liabilities in excess of other assets — (6.2%)		(4,009,459)
Net Assets — 100.0%		$64,291,332

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $144,656. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $26,520,259. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $439,753. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $24,109,281. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $129,895. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $18,323,069. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort SmallCap600 (continued)

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap600 Index	06/06/08	$(80,023,385)	$(2,182,280)
Equity Index Swap Agreement based on the S&P SmallCap600 Index	06/06/08	(33,481,242)	(1,467,355)
Equity Index Swap Agreement based on the S&P SmallCap600 Index	06/06/08	(10,900,000)	(284,234)
			$(3,933,869)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 100.3%
$2,436,320	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $2,436,757 (b)	$2,436,320
446,658,687	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $446,746,158 (c)	446,658,687
7,406,231	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $7,407,527 (d)	7,406,231
406,053,352	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $406,128,472 (e)	406,053,352
2,187,583	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,188,002 (f)	2,187,583
308,600,548	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $308,659,696 (g)	308,600,548
Total Investments (Cost $1,173,342,721) †		1,173,342,721
Liabilities in excess of other assets — (0.3%)		(3,605,512)
Net Assets — 100.0%		$1,169,737,209

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $2,485,051. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $455,592,860. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $7,554,536. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $414,174,540. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $2,231,470. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $314,772,930. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell2000 (continued)

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	1,687	June - 08	$125,799,590	$(2,453,863)

Cash collateral in the amount of $8,450,526 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	$(900,832,732)	$(23,061,696)
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	(702,172,578)	(18,362,674)
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	(432,584,110)	(12,144,433)
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	(120,487,622)	(3,869,054)
			$(57,437,857)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 95.6%
$11,972	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $11,974 (b)	$11,972
2,194,835	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $2,195,265 (c)	2,194,835
36,393	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $36,399 (d)	36,393
1,995,305	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $1,995,674 (e)	1,995,305
10,749	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $10,751 (f)	10,749
1,516,432	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,516,723 (g)	1,516,432
Total Investments (Cost $5,765,686) †		5,765,686
Other assets less liabilities — 4.4%		266,815
Net Assets — 100.0%		$6,032,501

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $12,211. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $2,238,737. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $37,122. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $2,035,211. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $10,965. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $1,546,762. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell1000 Value (continued)

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 1000® Value Index	06/06/08	$(6,847,320)	$144,718
Equity Index Swap Agreement based on the Russell 1000® Value Index	06/06/08	(5,437,251)	139,061
			$283,779

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 102.6%
$30,203	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $30,208 (b)	$30,203
5,537,245	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $5,538,329 (c)	5,537,245
91,815	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $91,831 (d)	91,815
5,033,860	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $5,034,791 (e)	5,033,860
27,120	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $27,125 (f)	27,120
3,825,733	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,826,466 (g)	3,825,733
Total Investments (Cost $14,545,976) †		14,545,976
Liabilities in excess of other assets — (2.6%)		(370,909)
Net Assets — 100.0%		$14,175,067

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $30,807. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $5,648,003. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $93,654. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $5,134,538. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $27,664. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $3,902,252. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell1000 Growth (continued)

Swap Agreements
UltraShort Russell1000 Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	06/06/08	$(27,833,622)	$(346,073)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a) — 93.5%
$11,419	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $11,420 (b)	$11,419
2,093,422	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $2,093,833 (c)	2,093,422
34,712	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $34,718 (d)	34,712
1,903,112	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $1,903,464 (e)	1,903,112
10,253	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $10,255 (f)	10,253
1,446,365	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,446,642 (g)	1,446,365
Total Investments (Cost $5,499,283) †		5,499,283
Other assets less liabilities — 6.5%		379,491
Net Assets — 100.0%		$5,878,774

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $11,647. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $2,135,296. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $35,407. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $1,941,175. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $10,459. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $1,475,294. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell MidCap Value (continued)

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Value Index	06/06/08	$(3,119,969)	$(37,520)
Equity Index Swap Agreement based on the Russell MidCap® Value Index	12/06/08	(8,999,999)	433,358
			$395,838

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell MidCap Growth

Principal Amount		Value
	Repurchase Agreements (a) — 105.5%
$29,944	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $29,949 (b)	$29,944
5,489,821	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $5,490,896 (c)	5,489,821
91,029	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $91,045 (d)	91,029
4,990,746	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $4,991,669 (e)	4,990,746
26,887	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $26,892 (f)	26,887
3,792,967	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,793,694 (g)	3,792,967
Total Investments (Cost $14,421,394) †		14,421,394
Liabilities in excess of other assets — (5.5%)		(754,992)
Net Assets — 100.0%		$13,666,402

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $30,543. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $5,599,629. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $92,852. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $5,090,562. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $27,427. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $3,868,831. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell MidCap Growth (continued)

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	06/06/08	$(26,493,358)	$(731,900)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 91.5%
$47,967	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $47,975 (b)	$47,967
8,793,861	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $8,795,583 (c)	8,793,861
145,815	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $145,841 (d)	145,815
7,994,419	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $7,995,898 (e)	7,994,419
43,069	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $43,077 (f)	43,069
6,075,758	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $6,076,923 (g)	6,075,758
Total Investments (Cost $23,100,889) †		23,100,889
Other assets less liabilities — 8.5%		2,136,899
Net Assets — 100.0%		$25,237,788

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $48,926. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $8,969,758. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $148,734. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $8,154,310. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $43,933. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $6,197,281. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell2000 Value (continued)

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Value Index	06/06/08	$(10,338,142)	$(390,831)
Equity Index Swap Agreement based on the Russell 2000® Value Index	12/06/08	(42,000,000)	2,569,730
			$2,178,899

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell2000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 108.0%
$100,715	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $100,733 (b)	$100,715
18,464,368	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $18,467,984 (c)	18,464,368
306,165	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $306,219 (d)	306,165
16,785,789	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $16,788,894 (e)	16,785,789
90,432	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $90,449 (f)	90,432
12,757,199	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $12,759,644 (g)	12,757,199
Total Investments (Cost $48,504,668) †		48,504,668
Liabilities in excess of other assets — (8.0%)		(3,582,763)
Net Assets — 100.0%		$44,921,905

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $102,729. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $18,833,696. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $312,296. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $17,121,510. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $92,246. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $13,012,359. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Russell2000 Growth (continued)

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index	06/06/08	$(53,278,563)	$(2,305,875)
Equity Index Swap Agreement based on the Russell 2000® Growth Index	06/06/08	(32,577,355)	(1,218,759)
			$(3,524,634)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Basic Materials

Principal Amount		Value
	Repurchase Agreements (a) — 104.5%
$445,781	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $445,861 (b)	$445,781
81,726,585	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $81,742,590 (c)	81,726,585
1,355,142	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $1,355,379 (d)	1,355,142
74,296,895	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $74,310,640 (e)	74,296,895
400,269	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $400,346 (f)	400,269
56,465,641	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $56,476,464 (g)	56,465,641
Total Investments (Cost $214,690,313) †		214,690,313
Liabilities in excess of other assets — (4.5%)		(9,324,238)
Net Assets — 100.0%		$205,366,075

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $454,698. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $83,361,299. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,382,278. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $75,782,855. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $408,299. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $57,595,021. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Basic Materials (continued)

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	06/06/08	$(261,579,816)	$(7,168,497)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	06/06/08	(87,031,297)	(3,389,144)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	06/06/08	(47,802,002)	(2,978,482)
			$(13,536,123)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Consumer Goods

Principal Amount		Value
	Repurchase Agreements (a) — 99.6%
$53,504	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $53,513 (b)	$53,504
9,809,026	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $9,810,947 (c)	9,809,026
162,648	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $162,676 (d)	162,648
8,917,297	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $8,918,947 (e)	8,917,297
48,041	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $48,050 (f)	48,041
6,777,145	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $6,778,444 (g)	6,777,145
Total Investments (Cost $25,767,661) †		25,767,661
Other assets less liabilities — 0.4%		93,598
Net Assets — 100.0%		$25,861,259

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $54,574. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $10,005,229. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $165,904. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $9,095,645. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $49,005. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $6,912,696. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Consumer Goods (continued)

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	06/06/08	$(30,760,710)	$80,790
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	06/06/08	(18,601,756)	76,758
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	06/06/08	(2,300,000)	(26,210)
			$131,338

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Consumer Services

Principal Amount		Value
	Repurchase Agreements (a) — 97.8%
$204,402	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $204,438 (b)	$204,402
37,473,611	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $37,480,950 (c)	37,473,611
621,365	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $621,474 (d)	621,365
34,066,920	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $34,073,222 (e)	34,066,920
183,533	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $183,568 (f)	183,533
25,890,859	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $25,895,821 (g)	25,890,859
Total Investments (Cost $98,440,690) †		98,440,690
Other assets less liabilities — 2.2%		2,237,537
Net Assets — 100.0%		$100,678,227

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $208,490. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $38,223,168. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $633,808. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $34,748,268. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $187,215. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $26,408,707. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Consumer Services (continued)

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	06/06/08	$(114,684,168)	$(537,011)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	06/06/08	(57,301,174)	362,507
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/08	(30,000,000)	2,505,112
			$2,330,608

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Financials

Principal Amount		Value
	Repurchase Agreements (a) — 89.2%
$4,010,881	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $4,011,600 (b)	$4,010,881
735,328,134	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $735,472,136 (c)	735,328,134
12,192,777	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $12,194,911 (d)	12,192,777
668,480,122	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $668,603,791 (e)	668,480,122
3,601,388	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,602,078 (f)	3,601,388
508,044,892	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $508,142,267 (g)	508,044,892
Total Investments (Cost $1,931,658,194) †		1,931,658,194
Other assets less liabilities — 10.8%		233,053,584
Net Assets — 100.0%		$2,164,711,778

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $4,091,106. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $750,036,341. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $12,436,930. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $681,849,923. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $3,673,638. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $518,206,402. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Financials (continued)

Swap Agreements

UltraShort Financials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	06/06/08	$(1,998,705,483)	$30,472,979
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	06/06/08	(1,173,539,797)	96,353,644
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	06/06/08	(727,772,224)	61,930,696
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	06/06/08	(303,214,678)	—
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	06/06/08	(201,758,277)	16,585,396
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	06/06/08	(120,000,000)	(1,594,859)
			$203,747,856

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Health Care

Principal Amount		Value
	Repurchase Agreements (a) — 102.2%
$24,661	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $24,665 (b)	$24,661
4,521,158	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $4,522,043 (c)	4,521,158
74,967	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $74,980 (d)	74,967
4,110,144	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $4,110,904 (e)	4,110,144
22,143	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $22,147 (f)	22,143
3,123,710	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,124,309 (g)	3,123,710
Total Investments (Cost $11,876,783) †		11,876,783
Liabilities in excess of other assets — (2.2%)		(257,673)
Net Assets — 100.0%		$11,619,110

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $25,154. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $4,611,592. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $76,468. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $4,192,348. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $22,587. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $3,186,187. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Health Care (continued)

Swap Agreements

UltraShort Health Care had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	06/06/08	$(14,893,462)	$(145,415)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	06/06/08	(7,118,715)	(69,499)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	06/06/08	(900,000)	(21,341)
			$(236,255)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Industrials

Principal Amount		Value
	Repurchase Agreements (a) — 102.0%
$60,148	Bank of America Corp., 2.15%, dated 5/30/08, due 06/02/08, total to be received $60,159 (b)	$60,148
11,027,047	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $11,029,206 (c)	11,027,047
182,844	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $182,876 (d)	182,844
10,024,589	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $10,026,444 (e)	10,024,589
54,007	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $54,017 (f)	54,007
7,618,687	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $7,620,147 (g)	7,618,687
Total Investments (Cost $28,967,322) †		28,967,322
Liabilities in excess of other assets — (2.0%)		(573,016)
Net Assets — 100.0%		$28,394,306

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $61,351. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $11,247,613. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $186,505. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $10,225,083. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $55,090. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $7,771,070. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Industrials (continued)

Swap Agreements

UltraShort Industrials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	06/06/08	$(42,156,988)	$(355,160)
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	06/06/08	(11,618,715)	(91,022)
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	06/06/08	(2,159,867)	(84,692)
			$(530,874)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Oil & Gas

Principal Amount		Value
	Repurchase Agreements (a) — 99.3%
$4,801,595	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $4,802,455 (b)	$4,801,595
880,292,511	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $880,464,902 (c)	880,292,511
14,596,491	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $14,599,045 (d)	14,596,491
800,265,919	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $800,413,968 (e)	800,265,919
4,311,375	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,312,201 (f)	4,311,375
608,202,098	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $608,318,670 (g)	608,202,098
Total Investments (Cost $2,312,469,989) †		2,312,469,989
Other assets less liabilities — 0.7%		16,109,367
Net Assets — 100.0%		$2,328,579,356

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $4,897,636. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $897,900,329. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $14,888,777. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $816,271,475. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $4,397,868. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $620,366,872. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Oil & Gas (continued)

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	06/06/08	$(2,739,080,093)	$(21,141,090)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	06/06/08	(952,894,839)	(17,277,783)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	06/06/08	(635,000,000)	(995,399)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	06/06/08	(231,557,985)	1,126,252
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	06/06/08	(79,537,594)	(4,553,021)
			$(42,841,041)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Real Estate

Principal Amount		Value
	Repurchase Agreements (a) — 96.1%
$1,604,403	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,604,690 (b)	$1,604,403
294,140,563	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $294,198,166 (c)	294,140,563
4,877,265	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $4,878,119 (d)	4,877,265
267,400,511	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $267,449,980 (e)	267,400,511
1,440,601	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,440,877 (f)	1,440,601
203,224,389	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $203,263,340 (g)	203,224,389
Total Investments (Cost $772,687,732) †		772,687,732
Other assets less liabilities — 3.9%		31,636,684
Net Assets — 100.0%		$804,324,416

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,636,494. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $300,024,032. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $4,974,930. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $272,748,601. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,469,502. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $207,289,121. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Real Estate (continued)

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	06/06/08	$(627,983,477)	$13,372,278
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	06/06/08	(515,726,257)	11,452,099
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	06/06/08	(284,014,185)	3,978,231
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	06/06/08	(117,879,364)	(148,839)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	06/06/08	(97,410,697)	3,682,562
			$32,336,331

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Semiconductors

Principal Amount		Value
	Repurchase Agreements (a) — 105.5%
$54,597	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $54,607 (b)	$54,597
10,009,360	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $10,011,320 (c)	10,009,360
165,969	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $165,998 (d)	165,969
9,099,418	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $9,101,101 (e)	9,099,418
49,022	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $49,031 (f)	49,022
6,915,558	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $6,916,883 (g)	6,915,558
Total Investments (Cost $26,293,924) †		26,293,924
Liabilities in excess of other assets — (5.5%)		(1,368,845)
Net Assets — 100.0%		$24,925,079

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $55,689. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $10,209,569. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $169,293. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $9,281,409. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $50,006. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $7,053,877. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Semiconductors (continued)

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	06/06/08	$(32,047,994)	$(1,106,649)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	06/06/08	(15,919,670)	(227,390)
			$(1,334,039)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Technology

Principal Amount		Value
	Repurchase Agreements (a) — 105.9%
$89,433	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $89,449 (b)	$89,433
16,396,063	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $16,399,274 (c)	16,396,063
271,870	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $271,918 (d)	271,870
14,905,512	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $14,908,270 (e)	14,905,512
80,302	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $80,317 (f)	80,302
11,328,189	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $11,330,360 (g)	11,328,189
Total Investments (Cost $43,071,369) †		43,071,369
Liabilities in excess of other assets — (5.9%)		(2,403,215)
Net Assets — 100.0%		$40,668,154

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $91,222. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $16,724,021. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $277,314. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $15,203,626. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $81,913. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $11,554,766. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Technology (continued)

Swap Agreements

UltraShort Technology had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index	06/06/08	$(68,533,807)	$(1,977,976)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index	06/06/08	(9,817,135)	(359,241)
			$(2,337,217)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Telecommunications

Principal Amount		Value
	Repurchase Agreements (a) — 106.8%
$17,823	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $17,826 (b)	$17,823
3,267,598	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $3,268,238 (c)	3,267,598
54,181	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $54,190 (d)	54,181
2,970,544	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $2,971,094 (e)	2,970,544
16,004	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $16,007 (f)	16,004
2,257,613	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,258,046 (g)	2,257,613
Total Investments (Cost $8,583,763) †		8,583,763
Liabilities in excess of other assets — (6.8%)		(547,992)
Net Assets — 100.0%		$8,035,771

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $18,180. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $3,332,957. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $55,266. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $3,029,956. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $16,325. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $2,302,768. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Telecommunications (continued)

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	06/06/08	$(14,193,655)	$(463,415)
Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	06/06/08	(1,195,767)	(66,970)
			$(530,385)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Utilities

Principal Amount		Value
	Repurchase Agreements (a) — 104.6%
$41,448	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $41,455 (b)	$41,448
7,598,822	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $7,600,310 (c)	7,598,822
125,999	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $126,021 (d)	125,999
6,908,020	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $6,909,298 (e)	6,908,020
37,216	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $37,223 (f)	37,216
5,250,095	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $5,251,101 (g)	5,250,095
Total Investments (Cost $19,961,600) †		19,961,600
Liabilities in excess of other assets — (4.6%)		(876,141)
Net Assets — 100.0%		$19,085,459

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $42,277. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $7,750,815. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $128,522. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $7,046,182. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $37,963. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $5,355,103. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Utilities (continued)

Swap Agreements

UltraShort Utilities had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	06/06/08	$(22,023,054)	$(489,663)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	06/06/08	(12,371,112)	(263,447)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	06/06/08	(2,810,909)	(94,233)
			$(847,343)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 100.1%
$22,957	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $22,961 (b)	$22,957
4,208,751	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $4,209,576 (c)	4,208,751
69,787	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $69,799 (d)	69,787
3,826,138	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $3,826,846 (e)	3,826,138
20,613	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $20,617 (f)	20,613
2,907,865	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,908,422 (g)	2,907,865
Total Investments (Cost $11,056,111) †		11,056,111
Liabilities in excess of other assets — (0.1%)		(12,056)
Net Assets — 100.0%		$11,044,055

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $23,416. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $4,292,936. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $71,184. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $3,902,662. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $21,027. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $2,966,025. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short MSCI EAFE (continued)

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the MSCI EAFE Index	06/06/08	$(9,459,071)	$38,062
Equity Index Swap Agreement based on the MSCI EAFE Index	06/06/08	(1,613,290)	(3,514)
			$34,548

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 100.0%
$108,144	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $108,163 (b)	$108,144
19,826,404	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $19,830,286 (c)	19,826,404
328,750	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $328,807 (d)	328,750
18,024,003	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $18,027,338 (e)	18,024,003
97,103	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $97,122 (f)	97,103
13,698,242	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $13,700,868 (g)	13,698,242
Total Investments (Cost $52,082,646) †		52,082,646
Other assets less liabilities — 0.0%		11,680
Net Assets — 100.0%		$52,094,326

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $110,307. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $20,222,976. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $335,333. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $18,384,489. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $99,051. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $13,972,224. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Short MSCI Emerging Markets (continued)

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	06/06/08	$(36,226,968)	$62,890
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	06/06/08	(15,245,072)	28,684
			$91,574

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 99.5%
$138,684	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $138,709 (b)	$138,684
25,425,366	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $25,430,345 (c)	25,425,366
421,588	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $421,662 (d)	421,588
23,113,970	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $23,118,246 (e)	23,113,970
124,525	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $124,549 (f)	124,525
17,566,617	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $17,569,984 (g)	17,566,617
Total Investments (Cost $66,790,750) †		66,790,750
Other assets in excess of liabilities — 0.5%		305,943
Net Assets — 100.0%		$67,096,693

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $141,458. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $25,933,931. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $430,030. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $23,576,256. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $127,023. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $17,917,970. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MSCI EAFE (continued)

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the MSCI EAFE Index	06/06/08	$(104,116,742)	$480,261
Equity Index Swap Agreement based on the MSCI EAFE Index	06/06/08	(30,505,617)	(91,922)
			$388,339

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 118.2%
$676,389	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $676,510 (b)	$676,389
124,004,605	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $124,028,889 (c)	124,004,605
2,056,171	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $2,056,531 (d)	2,056,171
112,731,459	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $112,752,314 (e)	112,731,459
607,333	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $607,449 (f)	607,333
85,675,909	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $85,692,330 (g)	85,675,909
Total Investments (Cost $325,751,866) †		325,751,866
Liabilities in excess of other assets — (18.2%)		(50,161,716)
Net Assets — 100.0%		$275,590,150

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $689,918. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $126,484,975. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $2,097,345. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $114,986,122. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $619,517. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $87,389,530. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MSCI Emerging Markets (continued)

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	06/06/08	$(322,815,540)	$(18,970,912)
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	06/06/08	(200,607,441)	(2,187,843)
			$(21,158,755)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort FTSE/Xinhua China 25

Principal Amount		Value
	Repurchase Agreements (a) — 96.7%
$1,353,578	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,353,821 (b)	$1,353,578
248,156,007	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $248,204,604 (c)	248,156,007
4,114,776	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $4,115,497 (d)	4,114,776
225,596,369	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $225,638,105 (e)	225,596,369
1,215,384	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,215,617 (f)	1,215,384
171,453,241	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $171,486,103 (g)	171,453,241
Total Investments (Cost $651,889,355) †		651,889,355
Other assets less liabilities — 3.3%		22,109,211
Net Assets — 100.0%		$673,998,566

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,380,652. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $253,119,681. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $4,197,172. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $230,108,364. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,239,767. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $174,882,512. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort FTSE/Xinhua China 25 (continued)

Swap Agreements ††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	06/06/08	$(579,893,288)	$(2,781,000)
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	06/06/08	(490,945,114)	22,196,359
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	06/06/08	(245,493,931)	18,962,864
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	06/06/08	(71,590,308)	4,878,377
			$43,256,600

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MSCI Japan

Principal Amount		Value
	Repurchase Agreements (a) — 102.5%
$43,794	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $43,802 (b)	$43,794
8,028,921	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $8,030,493 (c)	8,028,921
133,131	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $133,154 (d)	133,131
7,299,020	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $7,300,370 (e)	7,299,020
39,323	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $39,331 (f)	39,323
5,547,255	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $5,548,318 (g)	5,547,255
Total Investments (Cost $21,091,444) — †		21,091,444
Liabilities in excess of other assets — (2.5%)		(515,141)
Net Assets — 100.0%		$20,576,303

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $44,670. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $8,189,518. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $135,797. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $7,445,002. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $40,112. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $5,658,207. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort MSCI Japan (continued)

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Japan Index	06/06/08	$(30,793,858)	$(233,314)
Equity Index Swap Agreement based on the MSCI Japan Index	06/06/08	(9,845,092)	(217,514)
			$(450,828)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Lehman 7-10 Year Treasury

Principal Amount		Value
	Repurchase Agreements (a) — 65.1%
$43,828	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $43,836 (b)	$43,828
8,035,100	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $8,036,674 (c)	8,035,100
133,233	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $133,256 (d)	133,233
7,304,636	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $7,305,987 (e)	7,304,636
39,353	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $39,361 (f)	39,353
5,551,524	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $5,552,588 (g)	5,551,524
Total Investments (Cost $21,107,674) †		21,107,674
Other assets less liabilities — 34.9%		11,301,979
Net Assets — 100.0%		$32,409,653

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $44,704. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $8,195,820. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $135,901. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $7,450,731. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $40,143. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $5,662,561. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Lehman 7-10 Year Treasury (continued)

Futures Contracts Sold

UltraShort Lehman 7-10 Year Treasury had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini U.S. Treasury Note Futures Contracts	25	September - 08	$2,810,156	$16,645

Cash collateral in the amount of $59,630 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

UltraShort Lehman 7-10 Year Treasury had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Lehman 7-10 Year U.S. Treasury Index	06/06/08	$(62,467,022)	$—

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Lehman 20+ Year Treasury

Principal Amount		Value
	Repurchase Agreements (a) — 74.0%
$141,660	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $141,685 (b)	$141,660
25,970,926	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $25,976,012 (c)	25,970,926
430,635	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $430,710 (d)	430,635
23,609,933	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $23,614,301 (e)	23,609,933
127,197	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $127,221 (f)	127,197
17,943,549	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $17,946,988 (g)	17,943,549
Total Investments (Cost $68,223,900) †		68,223,900
Other assets less liabilities — 26.0%		24,003,465
Net Assets — 100.0%		$92,227,365

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $144,493. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $26,490,403. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $439,258. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $24,082,139. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $129,749. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $18,302,442. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

UltraShort Lehman 20+ Year Treasury (continued)

Futures Contracts Sold

UltraShort Lehman 20+ Year Treasury had the following open short futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini U.S. Treasury Bond Futures Contracts	95	September - 08	$10,782,500	$42,670

Cash collateral in the amount of $362,010 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

UltraShort Lehman 20+ Year Treasury had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Lehman 20+ Year U.S. Treasury Index	06/06/08	$(177,107,833)	$—

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities

May 31, 2008

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$948,885,955	$308,565,972	$944,169,782	$125,973,003	$21,838,526	$114,703,424
Securities, at value	769,451,909	260,995,186	775,071,199	117,110,010	18,875,718	97,153,265
Repurchase agreements, at value	176,919,146	50,422,499	157,857,141	15,503,757	3,070,406	16,475,342
Total Investment Securities	946,371,055	311,417,685	932,928,340	132,613,767	21,946,124	113,628,607
Cash	—	—	808	—	—	—
Segregated cash balances with brokers for futures contracts	8,818,251	2,468,217	8,931,073	811,397	—	860,424
Dividends and interest receivable	821,445	974,809	1,755,041	103,660	10,473	77,620
Receivable for investments sold	82,218,443	33,918,398	33,908,936	1,182,407	180,903	490,983
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	65,698,401	—	5,538,042	18,208,700	—	—
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	778,973	—	31,425	105,900	—	14,748
Unrealized appreciation on swap agreements	9,688,108	—	—	1,355,756	430,884	1,960,099
Prepaid expenses	5,683	1,766	4,549	827	176	661
Total Assets	1,114,400,359	348,780,875	983,098,214	154,382,414	22,568,560	117,033,142
LIABILITIES:
Cash overdraft	2,680,051	—	—	—	48	32
Payable for investments purchased	67,322,469	—	789,919	19,204,740	162,726	357,529
Payable for capital shares redeemed	80,667,532	28,425,620	33,294,684	—	—	—
Advisory fees payable	483,009	193,570	464,313	78,932	51,636	67,103
Management Services fees payable	85,364	29,631	85,342	9,475	1,763	10,781
Custodian fees payable	48,966	12,696	80,704	52,435	17,351	94,369
Administration fees payable	25,618	16,999	25,211	11,547	8,818	12,667
Trustee fees payable	100	100	100	101	19	25
Licensing fees payable	161,877	33,158	3,918	2,488	19,417	15,394
Professional fees payable	17,356	11,117	16,830	9,567	7,804	9,247
Payable for variation margin on futures contracts	—	78,261	—	—	—	—
Unrealized depreciation on swap agreements	54,139,595	18,863,604	43,759,975	1,480,899	473,679	3,290,815
Other liabilities	80,976	26,106	74,538	8,013	1,680	9,880
Total Liabilities	205,712,913	47,690,862	78,595,534	20,858,197	744,941	3,867,842
NET ASSETS	$908,687,446	$301,090,013	$904,502,680	$133,524,217	$21,823,619	$113,165,300
NET ASSETS CONSIST OF:
Paid in Capital	$895,754,381	$332,330,568	$922,186,526	$129,652,044	$23,383,839	$116,939,534
Accumulated undistributed net investment income (loss)	602,219	1,027,106	2,091,943	113,759	12,062	85,392
Accumulated net realized gains (losses) on investments	42,239,303	(17,769,471)	27,989,469	(4,465,847)	(1,637,085)	(2,432,721)
Net unrealized appreciation (depreciation) on:
Investments	(2,514,900)	2,851,713	(11,241,442)	6,640,764	107,598	(1,074,817)
Futures contracts	17,057,930	1,513,701	7,236,159	1,708,640	—	978,628
Swap agreements	(44,451,487)	(18,863,604)	(43,759,975)	(125,143)	(42,795)	(1,330,716)
NET ASSETS	$908,687,446	$301,090,013	$904,502,680	$133,524,217	$21,823,619	$113,165,300
Shares (unlimited number of shares authorized, no par value)	10,050,001	3,975,001	12,225,001	1,650,001	375,001	2,025,001
Net Asset Value	$90.42	$75.75	$73.99	$80.92	$58.20	$55.88

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2008

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and repurchase agreements, at cost	$8,832,638	$39,934,434	$4,136,779	$18,201,592	$10,734,145	$14,096,296
Securities, at value	7,188,058	34,486,145	3,397,481	17,596,918	8,803,500	11,628,703
Repurchase agreements, at value	923,511	6,513,929	559,857	1,833,142	1,275,059	2,644,713
Total Investment Securities	8,111,569	41,000,074	3,957,338	19,430,060	10,078,559	14,273,416
Cash	—	29	—	44	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	17,546	38,412	5,446	10,670	9,624	4,586
Receivable for investments sold	17,988	45,116	13,391	80,423	38,227	65,097
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	282,708	15,990	306,464	135,371	225,863
Prepaid expenses	101	151	87	102	105	99
Total Assets	8,147,204	41,366,490	3,992,252	19,827,763	10,261,886	14,569,061
LIABILITIES:
Cash overdraft	—	—	—	—	65	30
Payable for investments purchased	17,962	45,742	13,428	81,414	38,385	554,003
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	47,380	62,406	16,792	16,386	89,414	96,496
Management Services fees payable	673	3,003	327	1,309	825	1,048
Custodian fees payable	4,598	12,381	8,132	11,304	18,745	17,657
Administration fees payable	8,761	8,814	8,725	8,749	9,437	9,397
Trustee fees payable	5	69	7	100	9	2
Licensing fees payable	17,875	15,382	18,395	17,027	17,780	17,860
Professional fees payable	7,716	7,872	7,689	7,753	7,714	7,735
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	252,592	1,264,384	1,846	—	—	743,558
Other liabilities	1,054	2,669	927	1,283	1,118	1,214
Total Liabilities	358,616	1,422,722	76,268	145,325	183,492	1,449,000
NET ASSETS	$7,788,588	$39,943,768	$3,915,984	$19,682,438	$10,078,394	$13,120,061
NET ASSETS CONSIST OF:
Paid in Capital	$10,499,813	$41,082,691	$7,020,896	$21,760,793	$13,587,115	$14,046,634
Accumulated undistributed net investment income (loss)	25,922	28,854	7,037	5,518	22,825	(977)
Accumulated net realized gains (losses) on investments	(1,763,486)	(1,251,741)	(2,946,652)	(3,618,805)	(3,011,331)	(585,021)
Net unrealized appreciation (depreciation) on:
Investments	(721,069)	1,065,640	(179,441)	1,228,468	(655,586)	177,120
Futures contracts	—	—	—	—	—	—
Swap agreements	(252,592)	(981,676)	14,144	306,464	135,371	(517,695)
NET ASSETS	$7,788,588	$39,943,768	$3,915,984	$19,682,438	$10,078,394	$13,120,061
Shares (unlimited number of shares authorized, no par value)	150,001	600,001	75,001	300,001	225,001	225,001
Net Asset Value	$51.92	$66.57	$52.21	$65.61	$44.79	$58.31

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and repurchase agreements, at cost	$29,414,255	$10,344,917	$4,182,907	$1,163,418,647	$19,090,521	$11,432,546
Securities, at value	27,589,166	8,829,090	3,208,088	908,247,942	15,427,632	9,529,516
Repurchase agreements, at value	4,168,901	1,386,069	547,869	202,731,622	2,745,374	2,124,322
Total Investment Securities	31,758,067	10,215,159	3,755,957	1,110,979,564	18,173,006	11,653,838
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	50,943	8,322	3,722	1,418,323	42,649	15,525
Receivable for investments sold	7,724,961	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	42,190,976	—	—
Receivable from Advisor	—	—	—	—	1,253	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,862,010	—	—	—	92,494	10,892
Prepaid expenses	178	113	89	2,354	137	116
Total Assets	41,396,159	10,223,594	3,759,768	1,154,591,217	18,309,539	11,680,371
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	2,495,945	—	—	9,709	—	—
Payable for capital shares redeemed	7,602,979	—	—	—	—	—
Advisory fees payable	5,843	—	378	521,415	—	7,217
Management Services fees payable	3,079	617	313	85,392	—	917
Custodian fees payable	4,159	3,560	8,488	45,593	3,317	2,309
Administration fees payable	8,563	8,559	8,597	23,831	19,131	8,612
Trustee fees payable	76	15	19	100	2	2
Licensing fees payable	24,299	21,550	20,426	117,506	22,625	21,558
Professional fees payable	7,927	7,728	7,730	13,935	7,773	7,809
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	327,144	22,204	98,061,716	822,456	538,564
Other liabilities	2,479	1,106	885	70,133	1,665	1,307
Total Liabilities	10,155,349	370,279	69,040	98,949,330	876,969	588,295
NET ASSETS	$31,240,810	$9,853,315	$3,690,728	$1,055,641,887	$17,432,570	$11,092,076
NET ASSETS CONSIST OF:
Paid in Capital	$22,975,903	$10,790,388	$5,185,741	$1,199,163,148	$20,775,507	$12,297,952
Accumulated undistributed net investment income (loss)	96,500	9,455	1,645	2,935,120	44,328	11,037
Accumulated net realized gains (losses) on investments	3,962,585	(489,626)	(1,047,504)	4,044,418	(1,739,788)	(910,533)
Net unrealized appreciation (depreciation) on:
Investments	2,343,812	(129,758)	(426,950)	(52,439,083)	(917,515)	221,292
Futures contracts	—	—	—	—	—	—
Swap agreements	1,862,010	(327,144)	(22,204)	(98,061,716)	(729,962)	(527,672)
NET ASSETS	$31,240,810	$9,853,315	$3,690,728	$1,055,641,887	$17,432,570	$11,092,076
Shares (unlimited number of shares authorized, no par value)	300,001	150,001	75,001	35,475,001	300,001	150,001
Net Asset Value	$104.14	$65.69	$49.21	$29.76	$58.11	$73.95

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2008

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
ASSETS:
Securities and repurchase agreements, at cost	$72,094,982	$60,388,233	$110,453,834	$134,549,637	$11,744,301	$16,861,528
Securities, at value	70,978,023	53,689,452	109,694,776	113,871,751	10,923,712	15,435,603
Repurchase agreements, at value	1,902,006	8,481,308	8,598,827	24,027,614	2,062,181	2,419,900
Total Investment Securities	72,880,029	62,170,760	118,293,603	137,899,365	12,985,893	17,855,503
Cash	435	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	187,608	54,546	249,976	167,139	977	62,549
Receivable for investments sold	—	—	—	—	1,282	—
Due from counterparty	971,337	—	1,486,267	—	365,490	—
Receivable for capital shares issued	8,908,676	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	7,342
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	4,461,030	—	445,341	2,044,704	44,994	182,025
Prepaid expenses	393	303	217	337	38	144
Total Assets	87,409,508	62,225,609	120,475,404	140,111,545	13,398,674	18,107,563
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	9,079,300	—	—	—	—	—
Payable for capital shares redeemed	—	2,766,715	—	—	—	—
Advisory fees payable	33,694	26,755	51,491	63,141	4,647	—
Management Services fees payable	6,911	5,128	8,733	10,962	1,076	—
Custodian fees payable	4,013	5,985	4,987	10,984	783	3,140
Administration fees payable	10,052	9,034	8,965	11,582	2,163	8,544
Trustee fees payable	1	4	48	100	100	98
Licensing fees payable	31,816	27,023	27,629	32,534	15,850	22,724
Professional fees payable	8,251	8,015	8,349	8,447	14,807	7,804
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	186,029	1,840,712	2,765,017	6,620,808	—	303,140
Other liabilities	5,896	4,708	6,024	8,833	1,534	1,552
Total Liabilities	9,365,963	4,694,079	2,881,243	6,767,391	40,960	347,002
NET ASSETS	$78,043,545	$57,531,530	$117,594,161	$133,344,154	$13,357,714	$17,760,561
NET ASSETS CONSIST OF:
Paid in Capital	$52,674,076	$60,006,939	$115,821,467	$131,031,468	$10,502,380	$17,036,999
Accumulated undistributed net investment income (loss)	(295,483)	(36,919)	212,563	107,362	50,695	65,572
Accumulated net realized gains (losses) on investments	20,604,904	(2,380,305)	(3,959,962)	3,431,700	1,518,053	(214,870)
Net unrealized appreciation (depreciation) on:
Investments	785,047	1,782,527	7,839,769	3,349,728	1,241,592	993,975
Futures contracts	—	—	—	—	—	—
Swap agreements	4,275,001	(1,840,712)	(2,319,676)	(4,576,104)	44,994	(121,115)
NET ASSETS	$78,043,545	$57,531,530	$117,594,161	$133,344,154	$13,357,714	$17,760,561
Shares (unlimited number of shares authorized, no par value)	675,001	1,575,001	1,950,001	1,875,001	150,001	225,001
Net Asset Value	$115.62	$36.53	$60.30	$71.12	$89.05	$78.94

See accompanying notes to the financial statements.

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$65,404,343	$156,446,506	$302,188,776	$39,578,714	$16,184,376	$82,993,739
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	65,404,343	156,446,506	302,188,776	39,578,714	16,184,376	82,993,739
Total Investment Securities	65,404,343	156,446,506	302,188,776	39,578,714	16,184,376	82,993,739
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	529,820	1,368,305	2,170,359	199,643	—	495,020
Dividends and interest receivable	8,138	19,467	37,602	4,925	2,014	10,327
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	2,917,956	—	—	—	—
Receivable for capital shares issued	—	9,218,583	—	—	—	—
Receivable from Advisor	—	—	—	—	11,607	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	45,993	—	—	—	—
Unrealized appreciation on swap agreements	—	818,505	2,965,074	—	—	—
Prepaid expenses	1,292	1,267	2,685	1,048	153	476
Total Assets	65,943,593	170,836,582	307,364,496	39,784,330	16,198,150	83,499,562
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	23,069	84,277	171,353	6,040	—	40,812
Management Services fees payable	6,034	13,778	27,844	3,350	—	7,762
Custodian fees payable	6,336	8,499	15,117	5,707	979	3,126
Administration fees payable	8,119	10,107	13,881	6,195	6,821	8,039
Trustee fees payable	179	100	9	212	4	25
Licensing fees payable	5,728	14,904	100	100	19,417	26,166
Professional fees payable	9,232	9,892	11,810	9,174	7,743	8,303
Payable for variation margin on futures contracts	45,592	—	6,966	27,749	—	9,490
Unrealized depreciation on swap agreements	1,341,568	—	—	1,003,647	467,626	2,029,175
Other liabilities	7,811	11,304	36,025	6,306	1,418	6,985
Total Liabilities	1,453,668	152,861	283,105	1,068,480	504,008	2,139,883
NET ASSETS	$64,489,925	$170,683,721	$307,081,391	$38,715,850	$15,694,142	$81,359,679
NET ASSETS CONSIST OF:
Paid in Capital	$94,583,234	$179,105,183	$324,701,714	$55,854,749	$16,013,486	$81,604,977
Accumulated undistributed net investment income (loss)	202,742	379,577	859,307	86,858	41,064	480,327
Accumulated net realized gains (losses) on investments	(28,722,495)	(9,718,002)	(20,697,531)	(16,144,967)	107,218	1,580,114
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(231,988)	98,458	(747,173)	(77,143)	—	(276,564)
Swap agreements	(1,341,568)	818,505	2,965,074	(1,003,647)	(467,626)	(2,029,175)
NET ASSETS	$64,489,925	$170,683,721	$307,081,391	$38,715,850	$15,694,142	$81,359,679
Shares (unlimited number of shares authorized, no par value)	1,200,001	2,775,001	4,876,429	675,001	225,001	1,125,001
Net Asset Value	$53.74	$61.51	$62.97	$57.36	$69.75	$72.32

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2008

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$1,777,085,074	$539,658,583	$2,524,804,240	$182,651,546	$68,300,791	$1,173,342,721
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	1,777,085,074	539,658,583	2,524,804,240	182,651,546	68,300,791	1,173,342,721
Total Investment Securities	1,777,085,074	539,658,583	2,524,804,240	182,651,546	68,300,791	1,173,342,721
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	13,700,115	3,862,263	19,849,184	739,353	—	8,450,526
Dividends and interest receivable	221,126	67,151	314,166	22,728	8,499	146,001
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	16,004,322	—	—	—	—
Receivable for capital shares issued	28,088,554	—	4,265,266	7,360,359	—	46,294,806
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	142,722	—	—	—	—
Unrealized appreciation on swap agreements	—	11,399,866	52,028,765	—	—	—
Prepaid expenses	14,036	3,859	15,375	2,207	540	4,528
Total Assets	1,819,108,905	571,138,766	2,601,276,996	190,776,193	68,309,830	1,228,238,582
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	11,883,561	34,427,808	—	—	—
Advisory fees payable	878,531	324,283	1,601,398	94,844	34,456	562,933
Management Services fees payable	140,055	45,983	213,517	15,349	6,028	89,240
Custodian fees payable	104,792	33,210	96,908	13,003	2,931	32,428
Administration fees payable	29,458	17,934	29,288	10,818	7,485	21,270
Trustee fees payable	842	100	100	59	37	100
Licensing fees payable	148,855	50,995	100	100	19,417	108,671
Professional fees payable	45,800	17,543	33,269	11,029	8,140	16,000
Payable for variation margin on futures contracts	1,330,656	—	44,037	102,183	—	164,000
Unrealized depreciation on swap agreements	74,318,196	—	—	10,175,958	3,933,869	57,437,857
Other liabilities	74,927	25,637	158,105	12,230	6,135	68,874
Total Liabilities	77,072,112	12,399,246	36,604,530	10,435,573	4,018,498	58,501,373
NET ASSETS	$1,742,036,793	$558,739,520	$2,564,672,466	$180,340,620	$64,291,332	$1,169,737,209
NET ASSETS CONSIST OF:
Paid in Capital	$2,294,935,711	$569,821,847	$2,576,699,634	$233,490,698	$71,643,557	$1,203,166,405
Accumulated undistributed net investment income (loss)	3,550,128	1,684,508	7,571,522	544,204	225,684	3,517,133
Accumulated net realized gains (losses) on investments	(475,264,380)	(25,781,421)	(72,305,858)	(43,259,984)	(3,644,040)	22,945,391
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(6,866,470)	1,614,720	678,403	(258,340)	—	(2,453,863)
Swap agreements	(74,318,196)	11,399,866	52,028,765	(10,175,958)	(3,933,869)	(57,437,857)
NET ASSETS	$1,742,036,793	$558,739,520	$2,564,672,466	$180,340,620	$64,291,332	$1,169,737,209
Shares (unlimited number of shares authorized, no par value)	46,575,001	10,575,001	45,300,001	3,675,001	975,001	17,175,001
Net Asset Value	$37.40	$52.84	$56.62	$49.07	$65.94	$68.11

See accompanying notes to the financial statements.

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
ASSETS:
Securities and repurchase agreements, at cost	$5,765,686	$14,545,976	$5,499,283	$14,421,394	$23,100,889	$48,504,668
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	5,765,686	14,545,976	5,499,283	14,421,394	23,100,889	48,504,668
Total Investment Securities	5,765,686	14,545,976	5,499,283	14,421,394	23,100,889	48,504,668
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	717	1,810	685	1,795	2,875	6,036
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	17,926	9,153	17,788	11,279	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	283,779	—	433,358	—	2,569,730	—
Prepaid expenses	102	140	99	113	255	296
Total Assets	6,068,210	14,557,079	5,951,213	14,434,581	25,673,749	48,511,000
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	3,456	18,438
Management Services fees payable	—	—	—	—	2,542	4,053
Custodian fees payable	699	803	683	823	1,558	1,894
Administration fees payable	6,804	6,811	6,798	6,814	6,843	6,871
Trustee fees payable	7	89	13	20	45	100
Licensing fees payable	19,122	18,942	18,669	19,275	19,620	21,213
Professional fees payable	7,766	7,667	7,769	7,698	7,776	7,961
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	346,073	37,520	731,900	390,831	3,524,634
Other liabilities	1,311	1,627	987	1,649	3,290	3,931
Total Liabilities	35,709	382,012	72,439	768,179	435,961	3,589,095
NET ASSETS	$6,032,501	$14,175,067	$5,878,774	$13,666,402	$25,237,788	$44,921,905
NET ASSETS CONSIST OF:
Paid in Capital	$5,849,471	$14,286,286	$5,769,279	$16,185,026	$27,590,058	$50,511,810
Accumulated undistributed net investment income (loss)	93,528	40,546	12,780	31,598	75,615	142,322
Accumulated net realized gains (losses) on investments	(194,277)	194,308	(299,123)	(1,818,322)	(4,606,784)	(2,207,593)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	283,779	(346,073)	395,838	(731,900)	2,178,899	(3,524,634)
NET ASSETS	$6,032,501	$14,175,067	$5,878,774	$13,666,402	$25,237,788	$44,921,905
Shares (unlimited number of shares authorized, no par value)	75,001	225,001	75,001	225,001	300,001	675,001
Net Asset Value	$80.43	$63.00	$78.38	$60.74	$84.13	$66.55

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2008

	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials
ASSETS:
Securities and repurchase agreements, at cost	$214,690,313	$25,767,661	$98,440,690	$1,931,658,194	$11,876,783	$28,967,322
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	214,690,313	25,767,661	98,440,690	1,931,658,194	11,876,783	28,967,322
Total Investment Securities	214,690,313	25,767,661	98,440,690	1,931,658,194	11,876,783	28,967,322
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	26,714	3,206	12,249	240,360	1,478	3,605
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	30,647,933	—	—
Receivable for capital shares issued	4,398,582	—	—	—	—	—
Receivable from Advisor	—	700	—	—	15,309	—
Other receivable	—	—	—	437,980	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	157,548	2,867,619	205,342,715	—	—
Prepaid expenses	740	175	402	7,981	129	230
Total Assets	219,116,349	25,929,290	101,320,960	2,168,335,163	11,893,699	28,971,157
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	109,861	—	42,577	1,263,967	—	—
Management Services fees payable	17,652	—	7,108	182,129	—	2,265
Custodian fees payable	4,467	1,135	2,183	52,362	893	1,209
Administration fees payable	10,582	6,830	7,758	25,290	6,832	6,833
Trustee fees payable	100	100	100	100	8	100
Licensing fees payable	43,952	23,740	31,427	317,533	21,681	24,809
Professional fees payable	8,809	7,799	8,074	20,116	7,716	7,773
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	13,536,123	26,210	537,011	1,594,859	236,255	530,874
Other liabilities	18,728	2,217	6,495	167,029	1,204	2,988
Total Liabilities	13,750,274	68,031	642,733	3,623,385	274,589	576,851
NET ASSETS	$205,366,075	$25,861,259	$100,678,227	$2,164,711,778	$11,619,110	$28,394,306
NET ASSETS CONSIST OF:
Paid in Capital	$299,254,775	$25,965,998	$105,337,881	$1,849,515,719	$10,500,622	$33,689,683
Accumulated undistributed net investment income (loss)	526,749	63,298	196,651	9,159,533	29,108	166,208
Accumulated net realized gains (losses) on investments	(80,879,326)	(299,375)	(7,186,913)	102,288,670	1,325,635	(4,930,711)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(13,536,123)	131,338	2,330,608	203,747,856	(236,255)	(530,874)
NET ASSETS	$205,366,075	$25,861,259	$100,678,227	$2,164,711,778	$11,619,110	$28,394,306
Shares (unlimited number of shares authorized, no par value)	7,200,001	375,001	1,200,001	19,650,001	150,001	525,001
Net Asset Value	$28.52	$68.96	$83.90	$110.16	$77.46	$54.08

See accompanying notes to the financial statements.

	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities
ASSETS:
Securities and repurchase agreements, at cost	$2,312,469,989	$772,687,732	$26,293,924	$43,071,369	$8,583,763	$19,961,600
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	2,312,469,989	772,687,732	26,293,924	43,071,369	8,583,763	19,961,600
Total Investment Securities	2,312,469,989	772,687,732	26,293,924	43,071,369	8,583,763	19,961,600
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	287,745	96,147	3,272	5,359	1,068	2,484
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	60,240,049	—	—	—	—	—
Receivable from Advisor	—	—	3,082	—	15,155	8,320
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,126,252	32,485,170	—	—	—	—
Prepaid expenses	2,920	3,455	171	322	41	141
Total Assets	2,374,126,955	805,272,504	26,300,449	43,077,050	8,600,027	19,972,545
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	1,101,066	453,036	—	19,182	—	—
Management Services fees payable	154,083	69,976	—	3,777	—	—
Custodian fees payable	29,646	27,264	1,099	1,602	612	1,115
Administration fees payable	22,494	19,604	6,829	6,131	1,162	6,829
Trustee fees payable	100	100	10	98	100	100
Licensing fees payable	142,087	148,968	23,341	28,374	15,692	22,366
Professional fees payable	17,860	13,225	7,755	7,851	14,792	7,757
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	43,967,293	148,839	1,334,039	2,337,217	530,385	847,343
Other liabilities	112,970	67,076	2,297	4,664	1,513	1,576
Total Liabilities	45,547,599	948,088	1,375,370	2,408,896	564,256	887,086
NET ASSETS	$2,328,579,356	$804,324,416	$24,925,079	$40,668,154	$8,035,771	$19,085,459
NET ASSETS CONSIST OF:
Paid in Capital	$2,656,060,801	$880,627,131	$33,133,605	$47,389,719	$10,502,380	$23,534,365
Accumulated undistributed net investment income (loss)	3,590,086	5,662,052	125,293	289,515	21,488	54,418
Accumulated net realized gains (losses) on investments	(288,230,490)	(114,301,098)	(6,999,780)	(4,673,863)	(1,957,712)	(3,655,981)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(42,841,041)	32,336,331	(1,334,039)	(2,337,217)	(530,385)	(847,343)
NET ASSETS	$2,328,579,356	$804,324,416	$24,925,079	$40,668,154	$8,035,771	$19,085,459
Shares (unlimited number of shares authorized, no par value)	81,075,001	9,525,001	450,001	750,001	150,001	375,001
Net Asset Value	$28.72	$84.44	$55.39	$54.22	$53.57	$50.89

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2008

	Short MSCI EAFE	Short MSCI Emerging Markets	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE/Xinhua China 25	UltraShort MSCI Japan
ASSETS:
Securities and repurchase agreements, at cost	$11,056,111	$52,082,646	$66,790,750	$325,751,866	$651,889,355	$21,091,444
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	11,056,111	52,082,646	66,790,750	325,751,866	651,889,355	21,091,444
Total Investment Securities	11,056,111	52,082,646	66,790,750	325,751,866	651,889,355	21,091,444
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	1,376	6,481	8,311	40,534	81,116	2,625
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	4,536	3,425	—
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	38,062	91,574	480,261	—	46,037,600	—
Prepaid expenses	53	171	416	1,403	2,323	95
Total Assets	11,095,602	52,180,872	67,279,738	325,798,339	698,013,819	21,094,164
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	28,765,917	20,434,491	—
Advisory fees payable	6,833	25,512	43,609	193,705	330,800	15,544
Management Services fees payable	1,237	4,160	6,607	26,810	55,792	1,800
Custodian fees payable	565	931	2,131	6,595	13,970	785
Administration fees payable	2,010	6,611	7,597	12,764	17,970	2,942
Trustee fees payable	63	63	33	31	100	73
Licensing fees payable	27,706	37,151	15,570	6,125	307,091	34,138
Professional fees payable	7,781	7,955	8,163	9,520	14,501	9,331
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	3,514	—	91,922	21,158,755	2,781,000	450,828
Other liabilities	1,838	4,163	7,413	27,967	59,538	2,420
Total Liabilities	51,547	86,546	183,045	50,208,189	24,015,253	517,861
NET ASSETS	$11,044,055	$52,094,326	$67,096,693	$275,590,150	$673,998,566	$20,576,303
NET ASSETS CONSIST OF:
Paid in Capital	$10,180,587	$56,702,374	$78,872,595	$342,776,670	$726,455,439	$23,477,765
Accumulated undistributed net investment income (loss)	101,995	116,030	531,429	1,387,941	4,171,187	65,457
Accumulated net realized gains (losses) on investments	726,925	(4,815,652)	(12,695,670)	(47,415,706)	(99,884,660)	(2,516,091)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	34,548	91,574	388,339	(21,158,755)	43,256,600	(450,828)
NET ASSETS	$11,044,055	$52,094,326	$67,096,693	$275,590,150	$673,998,566	$20,576,303
Shares (unlimited number of shares authorized, no par value)	150,001	750,001	900,001	4,350,001	9,975,001	300,001
Net Asset Value	$73.63	$69.46	$74.55	$63.35	$67.57	$68.59

See accompanying notes to the financial statements.

	UltraShort Lehman 7-10 Year Treasury	UltraShort Lehman 20+ Year Treasury
ASSETS:
Securities and repurchase agreements, at cost	$21,107,674	$68,223,900
Securities, at value	—	—
Repurchase agreements, at value	21,107,674	68,223,900
Total Investment Securities	21,107,674	68,223,900
Cash	—	—
Segregated cash balances with brokers for futures contracts	59,630	362,010
Dividends and interest receivable	2,627	8,489
Receivable for investments sold	—	—
Due from counterparty	456,239	1,631,587
Receivable for capital shares issued	10,805,878	22,099,681
Receivable from Advisor	25,515	15,308
Other receivable	—	—
Receivable for variation margin on futures contracts	—	—
Unrealized appreciation on swap agreements	—	—
Prepaid expenses	—	—
Total Assets	32,457,563	92,340,975
LIABILITIES:
Cash overdraft	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	—	—
Advisory fees payable	—	—
Management Services fees payable	—	—
Custodian fees payable	1,694	1,861
Administration fees payable	2,388	3,972
Trustee fees payable	99	100
Licensing fees payable	16,052	16,542
Professional fees payable	19,542	19,542
Payable for variation margin on futures contracts	7,076	70,534
Unrealized depreciation on swap agreements	—	—
Other liabilities	1,059	1,059
Total Liabilities	47,910	113,610
NET ASSETS	$32,409,653	$92,227,365
NET ASSETS CONSIST OF:
Paid in Capital	$31,816,614	$90,272,107
Accumulated undistributed net investment income (loss)	14,256	22,595
Accumulated net realized gains (losses) on investments	562,138	1,889,993
Net unrealized appreciation (depreciation) on:
Investments	—	—
Futures contracts	16,645	42,670
Swap agreements	—	—
NET ASSETS	$32,409,653	$92,227,365
Shares (unlimited number of shares authorized, no par value)	450,001	1,275,001
Net Asset Value	$72.02	$72.34

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations

For the Periods Indicated

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$3,606,614	$5,352,278	$11,120,954	$999,059	$122,889	$871,123
Interest	4,441,672	1,289,120	3,256,109	527,156	67,557	378,364
Foreign withholding tax on dividends	—	—	—	—	(43)	(211)
Total Investment Income	8,048,286	6,641,398	14,377,063	1,526,215	190,403	1,249,276
EXPENSES:
Advisory fees (Note 4)	5,478,722	1,843,668	4,653,000	689,534	96,228	584,910
Management Services fees (Note 4)	730,488	245,820	620,393	91,937	12,830	77,987
Professional fees	55,951	33,757	50,357	27,524	23,261	25,252
Administration fees (Note 5)	241,212	166,870	232,366	123,283	53,265	118,903
Custodian fees (Note 6)	166,476	44,830	335,682	177,297	62,523	299,902
Printing and Shareholder reports	122,336	43,346	105,195	20,605	2,738	13,694
Licensing fees	740,725	108,609	12,779	12,779	12,779	30,184
Trustee fees	5,889	2,025	4,690	1,178	150	583
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	59,365	18,215	51,695	5,978	4,607	10,336
Total Gross Expenses before fees waived and/or reimbursed	7,601,164	2,507,140	6,066,157	1,150,115	268,381	1,161,751
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(669,160)	(175,665)	(180,250)	(278,398)	(146,746)	(421,746)
Total Net Expenses	6,932,004	2,331,475	5,885,907	871,717	121,635	740,005
Net Investment Income (Loss)	1,116,282	4,309,923	8,491,156	654,498	68,768	509,271
NET REALIZED GAIN (LOSS) ON:
Investments	(34,500,749)	(10,794,603)	(11,851,580)	(2,977,751)	(298,501)	(5,132,262)
Futures contracts	(11,154,838)	(3,833,652)	(7,751,805)	(1,068,331)	—	(1,521,045)
Swap agreements	57,386,453	541,472	21,641,897	(2,878,127)	(1,703,499)	(898,116)
In-kind redemptions of investments	100,009,216	5,300,319	41,452,360	6,138,901	—	7,918,285
Net realized gain (loss)	111,740,082	(8,786,464)	43,490,872	(785,308)	(2,002,000)	366,862
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(19,840,896)	(5,259,454)	(33,455,755)	(2,873,232)	(649,493)	(2,407,916)
Futures contracts	15,651,240	963,723	6,189,399	1,221,238	—	820,268
Swap agreements	(48,304,218)	(19,851,096)	(45,866,862)	(1,920,921)	(200,866)	(1,678,849)
Change in net unrealized appreciation (depreciation)	(52,493,874)	(24,146,827)	(73,133,218)	(3,572,915)	(850,359)	(3,266,497)
Net realized and unrealized gain (loss)	59,246,208	(32,933,291)	(29,642,346)	(4,358,223)	(2,852,359)	(2,899,635)
Change in Net Assets Resulting from Operations	$60,362,490	$(28,623,368)	$(21,151,190)	$(3,703,725)	$(2,783,591)	$(2,390,364)

See accompanying notes to the financial statements.

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$213,663	$234,414	$131,449	$105,784	$152,912	$63,814
Interest	46,185	111,175	41,048	68,751	40,219	61,008
Foreign withholding tax on dividends	(17)	—	(61)	—	(34)	—
Total Investment Income	259,831	345,589	172,436	174,535	193,097	124,822
EXPENSES:
Advisory fees (Note 4)	68,007	160,386	55,360	98,538	64,923	75,298
Management Services fees (Note 4)	9,067	21,385	7,381	13,138	8,656	10,040
Professional fees	23,172	23,661	23,114	23,390	23,105	23,205
Administration fees (Note 5)	44,703	58,408	43,010	51,003	48,448	50,482
Custodian fees (Note 6)	21,895	44,801	31,482	49,119	83,930	78,734
Printing and Shareholder reports	4,250	7,349	4,096	5,049	4,234	4,845
Licensing fees	11,134	12,243	10,867	11,075	12,819	12,915
Trustee fees	119	265	115	257	108	120
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,153	5,286	4,130	4,391	4,155	4,207
Total Gross Expenses before fees waived and/or reimbursed	186,500	333,784	179,555	255,960	250,378	259,846
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(100,604)	(130,951)	(109,675)	(131,436)	(168,368)	(164,667)
Total Net Expenses	85,896	202,833	69,880	124,524	82,010	95,179
Net Investment Income (Loss)	173,935	142,756	102,556	50,011	111,087	29,643
NET REALIZED GAIN (LOSS) ON:
Investments	(286,216)	(811,559)	(1,043,807)	(1,612,137)	(693,278)	(259,627)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,813,514)	68,123	(2,095,558)	(1,633,451)	(2,171,845)	(329,910)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(2,099,730)	(743,436)	(3,139,365)	(3,245,588)	(2,865,123)	(589,537)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(1,138,993)	635,022	(530,799)	748,417	(747,069)	(159,816)
Futures contracts	—	—	—	—	—	—
Swap agreements	(331,987)	(1,131,787)	(124,017)	102,152	15,684	(680,514)
Change in net unrealized appreciation (depreciation)	(1,470,980)	(496,765)	(654,816)	850,569	(731,385)	(840,330)
Net realized and unrealized gain (loss)	(3,570,710)	(1,240,201)	(3,794,181)	(2,395,019)	(3,596,508)	(1,429,867)
Change in Net Assets Resulting from Operations	$(3,396,775)	$(1,097,445)	$(3,691,625)	$(2,345,008)	$(3,485,421)	$(1,400,224)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$364,845	$167,177	$42,753	$8,162,146	$203,037	$144,158
Interest	108,211	39,135	24,020	1,064,261	66,881	55,553
Foreign withholding tax on dividends	—	—	—	(2,483)	(639)	—
Total Investment Income	473,056	206,312	66,773	9,223,924	269,279	199,711
EXPENSES:
Advisory fees (Note 4)	165,463	61,130	31,752	2,293,196	99,287	69,251
Management Services fees (Note 4)	22,062	8,151	4,233	305,755	13,238	9,233
Professional fees	23,794	23,051	23,123	31,673	23,280	22,928
Administration fees (Note 5)	58,911	43,925	40,743	145,175	59,646	46,437
Custodian fees (Note 6)	14,238	9,880	11,748	162,018	12,339	19,511
Printing and Shareholder reports	4,854	1,364	709	41,208	2,856	2,200
Licensing fees	19,104	13,539	11,973	132,583	15,574	13,972
Trustee fees	279	103	81	823	126	109
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,079	4,114	3,892	52,866	4,509	4,138
Total Gross Expenses before fees waived and/or reimbursed	313,784	165,257	128,254	3,165,297	230,855	187,779
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(104,346)	(87,973)	(88,154)	(265,245)	(105,375)	(100,248)
Total Net Expenses	209,438	77,284	40,100	2,900,052	125,480	87,531
Net Investment Income (Loss)	263,618	129,028	26,673	6,323,872	143,799	112,180
NET REALIZED GAIN (LOSS) ON:
Investments	(762,517)	(127,898)	(90,122)	(9,599,335)	(322,434)	(255,779)
Futures contracts	—	—	—	—	—	—
Swap agreements	2,747,819	(541,677)	(1,039,013)	12,263,161	(1,777,938)	(509,130)
In-kind redemptions of investments	4,033,367	181,572	—	1,921,378	—	—
Net realized gain (loss)	6,018,669	(488,003)	(1,129,135)	4,585,204	(2,100,372)	(764,909)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	941,172	(605,359)	(584,350)	(52,607,693)	(1,466,982)	(255,429)
Futures contracts	—	—	—	—	—	—
Swap agreements	1,594,486	(396,335)	(74,936)	(98,130,045)	(738,363)	(635,295)
Change in net unrealized appreciation (depreciation)	2,535,658	(1,001,694)	(659,286)	(150,737,738)	(2,205,345)	(890,724)
Net realized and unrealized gain (loss)	8,554,327	(1,489,697)	(1,788,421)	(146,152,534)	(4,305,717)	(1,655,633)
Change in Net Assets Resulting from Operations	$8,817,945	$(1,360,669)	$(1,761,748)	$(139,828,662)	$(4,161,918)	$(1,543,453)

See accompanying notes to the financial statements.

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	March 25, 2008* through May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$757,988	$676,638	$550,942	$431,971	$64,338	$373,598
Interest	316,849	109,071	193,876	336,696	6,615	70,851
Foreign withholding tax on dividends	—	(883)	—	—	—	—
Total Investment Income	1,074,837	784,826	744,818	768,667	70,953	444,449
EXPENSES:
Advisory fees (Note 4)	483,734	196,127	270,432	417,345	15,935	107,270
Management Services fees (Note 4)	64,497	26,149	36,057	55,645	2,125	14,302
Professional fees	26,018	23,736	24,481	25,127	19,558	23,349
Administration fees (Note 5)	106,380	51,834	68,134	89,999	4,260	51,611
Custodian fees (Note 6)	29,214	21,009	19,537	43,732	1,006	9,010
Printing and Shareholder reports	15,089	4,532	6,069	11,751	305	3,506
Licensing fees	36,078	20,739	24,702	32,537	15,850	16,000
Trustee fees	595	150	310	494	99	248
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,878	6,803	8,242	9,795	1,297	4,418
Total Gross Expenses before fees waived and/or reimbursed	768,483	351,079	457,964	686,425	60,435	229,714
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(156,021)	(102,827)	(115,778)	(158,319)	(40,177)	(94,092)
Total Net Expenses	612,462	248,252	342,186	528,106	20,258	135,622
Net Investment Income (Loss)	462,375	536,574	402,632	240,561	50,695	308,827
NET REALIZED GAIN (LOSS) ON:
Investments	(1,623,705)	(718,365)	(2,499,317)	(2,215,738)	(2)	(93,857)
Futures contracts	—	—	—	—	—	—
Swap agreements	12,588,925	1,257,420	2,486,780	4,815,839	1,518,055	(573,780)
In-kind redemptions of investments	17,810,753	—	(2,835,195)	2,108,401	—	—
Net realized gain (loss)	28,775,973	539,055	(2,847,732)	4,708,502	1,518,053	(667,637)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(696,508)	1,923,882	7,229,078	3,027,914	1,241,592	(323,853)
Futures contracts	—	—	—	—	—	—
Swap agreements	3,870,976	(1,945,866)	(2,397,024)	(4,660,318)	44,994	(323,815)
Change in net unrealized appreciation (depreciation)	3,174,468	(21,984)	4,832,054	(1,632,404)	1,286,586	(647,668)
Net realized and unrealized gain (loss)	31,950,441	517,071	1,984,322	3,076,098	2,804,639	(1,315,305)
Change in Net Assets Resulting from Operations	$32,412,816	$1,053,645	$2,386,954	$3,316,659	$2,855,334	$(1,006,478)

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,312,271	5,248,497	9,481,331	2,716,390	465,642	2,058,299
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,312,271	5,248,497	9,481,331	2,716,390	465,642	2,058,299
EXPENSES:
Advisory fees (Note 4)	625,697	1,019,676	1,927,759	467,216	92,018	446,130
Management Services fees (Note 4)	83,425	135,955	257,032	62,295	12,269	59,483
Professional fees	26,840	30,048	34,521	28,600	23,100	24,837
Administration fees (Note 5)	91,191	105,438	134,880	81,709	38,967	72,670
Custodian fees (Note 6)	15,121	23,282	41,768	12,388	2,320	10,446
Printing and Shareholder reports	22,152	36,303	55,833	17,130	3,030	11,062
Licensing fees	93,704	64,662	14,505	14,600	12,779	44,296
Trustee fees	1,096	1,450	2,264	1,077	120	393
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	7,021	9,323	31,542	7,377	4,312	8,061
Total Gross Expenses before fees waived and/or reimbursed	966,247	1,426,137	2,500,104	692,392	188,915	677,378
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(175,126)	(136,313)	(61,354)	(101,610)	(72,503)	(112,810)
Total Net Expenses	791,121	1,289,824	2,438,750	590,782	116,412	564,568
Net Investment Income (Loss)	2,521,150	3,958,673	7,042,581	2,125,608	349,230	1,493,731
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(1,473,209)	(74,238)	(1,156,312)	(233,867)	—	(43,817)
Swap agreements	(6,056,193)	3,339,710	1,593,603	4,035,428	891,836	2,313,377
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(7,529,402)	3,265,472	437,291	3,801,561	891,836	2,269,560
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(142,483)	225,763	(579,195)	93,345	—	(238,810)
Swap agreements	(44,119)	1,697,987	4,417,500	684,647	(355,853)	(1,801,157)
Change in net unrealized appreciation (depreciation)	(186,602)	1,923,750	3,838,305	777,992	(355,853)	(2,039,967)
Net realized and unrealized gain (loss)	(7,716,004)	5,189,222	4,275,596	4,579,553	535,983	229,593
Change in Net Assets Resulting from Operations	$(5,194,854)	$9,147,895	$11,318,177	$6,705,161	$885,213	$1,723,324

See accompanying notes to the financial statements.

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	65,257,656	20,472,308	68,605,690	7,909,184	2,120,485	23,641,222
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	65,257,656	20,472,308	68,605,690	7,909,184	2,120,485	23,641,222
EXPENSES:
Advisory fees (Note 4)	11,712,343	3,829,678	14,102,524	1,484,433	437,693	5,002,384
Management Services fees (Note 4)	1,561,630	510,618	1,880,315	197,922	58,358	666,977
Professional fees	113,278	54,610	107,191	31,598	24,834	52,482
Administration fees (Note 5)	256,476	185,488	265,214	121,196	74,293	197,225
Custodian fees (Note 6)	259,128	84,657	289,201	33,642	9,130	101,106
Printing and Shareholder reports	317,528	105,990	322,003	41,793	11,887	117,988
Licensing fees	1,571,909	214,530	14,670	14,643	12,779	572,806
Trustee fees	19,744	5,455	15,446	2,127	441	5,003
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	48,162	—	—	—
Other fees	125,053	31,847	129,159	13,441	7,624	54,873
Total Gross Expenses before fees waived and/or reimbursed	15,937,089	5,022,873	17,173,885	1,940,795	637,039	6,770,844
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(1,132,283)	(178,085)	—	(63,346)	(83,320)	(438,037)
Total Net Expenses	14,804,806	4,844,788	17,173,885	1,877,449	553,719	6,332,807
Net Investment Income (Loss)	50,452,850	15,627,520	51,431,805	6,031,735	1,566,766	17,308,415
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(21,319,555)	(4,190,870)	(25,225,234)	(3,709,821)	—	(6,162,169)
Swap agreements	(162,802,842)	43,583,918	93,582,134	10,138,372	(483,213)	46,436,912
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(184,122,397)	39,393,048	68,356,900	6,428,551	(483,213)	40,274,743
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(5,279,682)	1,859,162	1,110,690	(141,677)	—	(2,221,230)
Swap agreements	(8,801,284)	19,981,810	67,271,734	(4,031,517)	(3,422,068)	(52,832,296)
Change in net unrealized appreciation (depreciation)	(14,080,966)	21,840,972	68,382,424	(4,173,194)	(3,422,068)	(55,053,526)
Net realized and unrealized gain (loss)	(198,203,363)	61,234,020	136,739,324	2,255,357	(3,905,281)	(14,778,783)
Change in Net Assets Resulting from Operations	$(147,750,513)	$76,861,540	$188,171,129	$8,287,092	$(2,338,515)	$2,529,632

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	275,264	518,797	232,820	249,834	1,130,629	1,156,858
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	275,264	518,797	232,820	249,834	1,130,629	1,156,858
EXPENSES:
Advisory fees (Note 4)	52,553	103,007	45,959	51,169	236,121	235,418
Management Services fees (Note 4)	7,007	13,734	6,128	6,823	31,482	31,389
Professional fees	23,193	23,264	23,180	22,917	23,748	23,943
Administration fees (Note 5)	29,589	36,707	29,003	28,176	54,884	50,458
Custodian fees (Note 6)	1,517	2,445	1,351	1,475	5,139	5,169
Printing and Shareholder reports	4,537	5,767	4,494	4,377	10,140	8,772
Licensing fees	12,510	16,878	11,596	11,734	29,594	28,300
Trustee fees	82	203	77	87	295	331
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,047	4,317	3,909	4,261	5,565	5,961
Total Gross Expenses before fees waived and/or reimbursed	135,035	206,322	125,697	131,019	396,968	389,741
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(68,549)	(75,997)	(67,544)	(66,332)	(98,279)	(91,988)
Total Net Expenses	66,486	130,325	58,153	64,687	298,689	297,753
Net Investment Income (Loss)	208,778	388,472	174,667	185,147	831,940	859,105
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	260,467	311,873	547,599	(1,254,399)	(3,730,696)	(1,167,690)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	260,467	311,873	547,599	(1,254,399)	(3,730,696)	(1,167,690)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	349,119	(230,830)	505,028	(574,169)	2,284,762	(3,136,127)
Change in net unrealized appreciation (depreciation)	349,119	(230,830)	505,028	(574,169)	2,284,762	(3,136,127)
Net realized and unrealized gain (loss)	609,586	81,043	1,052,627	(1,828,568)	(1,445,934)	(4,303,817)
Change in Net Assets Resulting from Operations	$818,364	$469,515	$1,227,294	$(1,643,421)	$(613,994)	$(3,444,712)

See accompanying notes to the financial statements.

	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,578,762	656,437	1,193,955	35,891,228	423,262	634,743
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	2,578,762	656,437	1,193,955	35,891,228	423,262	634,743
EXPENSES:
Advisory fees (Note 4)	616,193	134,447	297,209	8,420,968	80,052	140,570
Management Services fees (Note 4)	82,158	17,926	39,627	1,122,782	10,674	18,742
Professional fees	25,099	23,415	23,649	59,355	23,195	23,183
Administration fees (Note 5)	71,041	42,178	49,425	214,689	37,608	39,654
Custodian fees (Note 6)	12,285	3,149	6,004	161,119	2,137	3,173
Printing and Shareholder reports	16,569	3,218	6,987	192,175	1,703	6,746
Licensing fees	43,143	17,449	26,130	459,400	14,548	17,776
Trustee fees	430	250	273	6,096	120	221
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	16,429	4,817	7,476	102,397	4,177	5,231
Total Gross Expenses before fees waived and/or reimbursed	883,347	246,849	456,780	10,738,981	174,214	255,296
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(105,658)	(76,732)	(80,646)	(75,011)	(72,915)	(77,479)
Total Net Expenses	777,689	170,117	376,134	10,663,970	101,299	177,817
Net Investment Income (Loss)	1,801,073	486,320	817,821	25,227,258	321,963	456,926
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(78,486,791)	539,626	(5,956,340)	107,093,290	2,403,901	(3,174,185)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(78,486,791)	539,626	(5,956,340)	107,093,290	2,403,901	(3,174,185)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(13,243,922)	236,797	2,418,682	204,395,787	(223,108)	(400,259)
Change in net unrealized appreciation (depreciation)	(13,243,922)	236,797	2,418,682	204,395,787	(223,108)	(400,259)
Net realized and unrealized gain (loss)	(91,730,713)	776,423	(3,537,658)	311,489,077	2,180,793	(3,574,444)
Change in Net Assets Resulting from Operations	$(89,929,640)	$1,262,743	$(2,719,837)	$336,716,335	$2,502,756	$(3,117,518)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities
	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	Year Ended May 31, 2008	March 25, 2008* through May 31, 2008	Year Ended May 31, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	12,061,539	20,392,272	508,769	839,609	37,864	698,906
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	12,061,539	20,392,272	508,769	839,609	37,864	698,906
EXPENSES:
Advisory fees (Note 4)	3,271,922	4,202,956	106,430	199,989	12,979	127,043
Management Services fees (Note 4)	436,251	560,388	14,191	26,665	1,731	16,939
Professional fees	37,617	45,365	23,131	23,153	19,543	23,522
Administration fees (Note 5)	140,620	184,437	37,275	39,048	2,780	44,527
Custodian fees (Note 6)	60,433	84,514	2,609	4,282	659	3,302
Printing and Shareholder reports	65,572	101,429	2,706	5,337	333	3,951
Licensing fees	184,782	234,438	15,955	20,945	15,692	17,054
Trustee fees	1,513	4,201	107	196	100	266
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	90,887	48,719	4,814	5,996	1,498	4,645
Total Gross Expenses before fees waived and/or reimbursed	4,289,597	5,466,447	207,218	325,611	55,315	241,249
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(155,438)	(150,961)	(72,713)	(72,554)	(38,939)	(80,644)
Total Net Expenses	4,134,159	5,315,486	134,505	253,057	16,376	160,605
Net Investment Income (Loss)	7,927,380	15,076,786	374,264	586,552	21,488	538,301
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(283,033,915)	(120,574,551)	(5,712,946)	(3,717,386)	(1,957,712)	(1,588,496)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(283,033,915)	(120,574,551)	(5,712,946)	(3,717,386)	(1,957,712)	(1,588,496)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(42,080,486)	36,917,436	(1,214,718)	(2,212,548)	(530,385)	(477,026)
Change in net unrealized appreciation (depreciation)	(42,080,486)	36,917,436	(1,214,718)	(2,212,548)	(530,385)	(477,026)
Net realized and unrealized gain (loss)	(325,114,401)	(83,657,115)	(6,927,664)	(5,929,934)	(2,488,097)	(2,065,522)
Change in Net Assets Resulting from Operations	$(317,187,021)	$(68,580,329)	$(6,553,400)	$(5,343,382)	$(2,466,609)	$(1,527,221)

*Commencement of investment operations.

See accompanying notes to the financial statements.

	Short MSCI EAFE	Short MSCI Emerging Markets	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE/Xinhua China 25	UltraShort MSCI Japan
	October 23, 2007* through May 31, 2008	October 30, 2007* through May 31, 2008	October 23, 2007* through May 31, 2008	October 30, 2007* through May 31, 2008	November 6, 2007* through May 31, 2008	November 6, 2007* through May 31, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	307,883	528,050	1,168,293	3,759,998	9,270,307	327,016
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	307,883	528,050	1,168,293	3,759,998	9,270,307	327,016
EXPENSES:
Advisory fees (Note 4)	70,340	140,132	302,222	981,894	2,234,683	79,748
Management Services fees (Note 4)	9,379	18,684	40,296	130,917	297,954	10,633
Professional fees	22,794	22,969	23,302	25,001	30,553	22,710
Administration fees (Note 5)	15,060	29,861	44,663	70,951	101,300	17,122
Custodian fees (Note 6)	1,569	2,771	5,803	18,222	41,968	1,829
Printing and Shareholder reports	3,291	4,029	7,986	23,743	65,341	2,901
Licensing fees	52,500	52,500	52,500	52,500	312,954	90,000
Trustee fees	137	134	158	340	1,489	127
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,965	4,404	6,492	19,179	35,843	3,164
Total Gross Expenses before fees waived and/or reimbursed	178,035	275,484	483,422	1,322,747	3,122,085	228,234
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(88,988)	(98,166)	(101,030)	(81,023)	(293,892)	(127,339)
Total Net Expenses	89,047	177,318	382,392	1,241,724	2,828,193	100,895
Net Investment Income (Loss)	218,836	350,732	785,901	2,518,274	6,442,114	226,121
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	726,925	(4,815,652)	(12,695,670)	(47,415,706)	(99,884,660)	(2,516,091)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	726,925	(4,815,652)	(12,695,670)	(47,415,706)	(99,884,660)	(2,516,091)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	34,548	91,574	388,339	(21,158,755)	43,256,600	(450,828)
Change in net unrealized appreciation (depreciation)	34,548	91,574	388,339	(21,158,755)	43,256,600	(450,828)
Net realized and unrealized gain (loss)	761,473	(4,724,078)	(12,307,331)	(68,574,461)	(56,628,060)	(2,966,919)
Change in Net Assets Resulting from Operations	$980,309	$(4,373,346)	$(11,521,430)	$(66,056,187)	$(50,185,946)	$(2,740,798)

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	UltraShort Lehman 7-10 Year Treasury	UltraShort Lehman 20+ Year Treasury
	April 29, 2008* through May 31, 2008	April 29, 2008* through May 31, 2008
INVESTMENT INCOME:
Dividends	$—	$—
Interest	28,655	49,443
Foreign withholding tax on dividends	—	—

Total Investment Income	28,655	49,443
EXPENSES:
Advisory fees (Note 4)	11,355	21,156
Management Services fees (Note 4)	1,514	2,821
Professional fees	19,542	19,542
Administration fees (Note 5)	2,434	4,018
Custodian fees (Note 6)	1,694	1,861
Printing and Shareholder reports	320	320
Licensing fees	16,052	16,542
Trustee fees	99	99
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—
Other fees	739	739
Total Gross Expenses before fees waived and/or reimbursed	53,749	67,098
LESS:
Advisory fees waived and expenses reimbursed, if any (Note 4)	(39,350)	(40,250)
Total Net Expenses	14,399	26,848
Net Investment Income (Loss)	14,256	22,595
NET REALIZED GAIN (LOSS) ON:
Investments	—	—
Futures contracts	7,951	26,307
Swap agreements	554,187	1,863,686
In-kind redemptions of investments	—	—
Net realized gain (loss)	562,138	1,889,993
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—
Futures contracts	16,645	42,670
Swap agreements	—	—
Change in net unrealized appreciation (depreciation)	16,645	42,670
Net realized and unrealized gain (loss)	578,783	1,932,663
Change in Net Assets Resulting from Operations	$593,039	$1,955,258

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets

For the Periods Indicated

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,116,282	$327,096	$4,309,923	$1,104,314	$8,491,156	$1,844,513
Net realized gain (loss)	111,740,082	53,836,089	(8,786,464)	16,711,180	43,490,872	20,362,657
Change in net unrealized appreciation (depreciation)	(52,493,874)	22,585,417	(24,146,827)	9,648,637	(73,133,218)	25,367,960
Change in Net Assets Resulting from Operations	60,362,490	76,748,602	(28,623,368)	27,464,131	(21,151,190)	47,575,130
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(709,463)	(380,775)	(3,530,442)	(844,257)	(6,932,294)	(1,310,935)
Net realized gains on investments	(49,276,703)	(16,735,924)	(10,417,771)	(5,072,065)	(24,369,076)	(6,067,371)
Total distributions	(49,986,166)	(17,116,699)	(13,948,213)	(5,916,322)	(31,301,370)	(7,378,306)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,764,401,728	310,933,214	367,507,066	183,697,403	1,133,280,381	203,382,483
Cost of shares redeemed	(1,114,352,039)	(122,303,684)	(147,801,934)	(81,288,750)	(419,904,448)	—
Change in net assets resulting from capital transactions	650,049,689	188,629,530	219,705,132	102,408,653	713,375,933	203,382,483
Change in net assets	660,426,013	248,261,433	177,133,551	123,956,462	660,923,373	243,579,307
NET ASSETS:
Beginning of period	$248,261,433	$—	$123,956,462	$—	$243,579,307	$—
End of period	$908,687,446	$248,261,433	$301,090,013	$123,956,462	$904,502,680	$243,579,307
Accumulated undistributed net investment income (loss) included in end of period net assets	$602,219	$(39,267)	$1,027,106	$271,915	$2,091,943	$543,931
SHARE TRANSACTIONS:
Beginning of period	2,625,001	—	1,275,001	—	2,475,001	—
Issued	9,600,000	3,900,001	2,325,000	2,325,001	7,050,000	2,475,001
Issued in-kind	10,875,000	150,000	2,175,000	—	8,175,000	—
Redeemed	(2,700,000)	—	(1,275,000)	(600,000)	(150,000)	—
Redemption in-kind	(10,350,000)	(1,425,000)	(525,000)	(450,000)	(5,325,000)	—
Shares outstanding, end of period	10,050,001	2,625,001	3,975,001	1,275,001	12,225,001	2,475,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra MidCap400		Ultra SmallCap600		Ultra Russell2000
	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007	Year Ended May 31, 2008	January 23, 2007* through May 31, 2007	Year Ended May 31, 2008	January 23, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$654,498	$644,922	$68,768	$43,031	$509,271	$110,770
Net realized gain (loss)	(785,308)	13,459,706	(2,002,000)	1,553,868	366,862	2,614,889
Change in net unrealized appreciation (depreciation)	(3,572,915)	11,797,176	(850,359)	915,162	(3,266,497)	1,839,592
Change in Net Assets Resulting from Operations	(3,703,725)	25,901,804	(2,783,591)	2,512,061	(2,390,364)	4,565,251
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(643,279)	(539,508)	(108,583)	—	(532,306)	—
Net realized gains on investments	(3,629,822)	(2,654,711)	(396,178)	—	(1,169,668)	—
Total distributions	(4,273,101)	(3,194,219)	(504,761)	—	(1,701,974)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	71,555,346	93,441,635	12,718,995	15,754,165	164,107,627	36,426,312
Cost of shares redeemed	(34,040,023)	(12,163,500)	—	(5,873,250)	(76,765,552)	(11,076,000)
Change in net assets resulting from capital transactions	37,515,323	81,278,135	12,718,995	9,880,915	87,342,075	25,350,312
Change in net assets	29,538,497	103,985,720	9,430,643	12,392,976	83,249,737	29,915,563
NET ASSETS:
Beginning of period	$103,985,720	$—	$12,392,976	$—	$29,915,563	$—
End of period	$133,524,217	$103,985,720	$21,823,619	$12,392,976	$113,165,300	$29,915,563
Accumulated undistributed net investment income (loss) included in end of period net assets	$113,759	$117,699	$12,062	$43,031	$85,392	$110,770
SHARE TRANSACTIONS:
Beginning of period	1,050,001	—	150,001	—	375,001	—
Issued	300,000	1,200,001	225,000	225,001	2,250,000	525,001
Issued in-kind	675,000	—	—	—	675,000	—
Redeemed	—	—	—	—	(600,000)	—
Redemption in-kind	(375,000)	(150,000)	—	(75,000)	(675,000)	(150,000)
Shares outstanding, end of period	1,650,001	1,050,001	375,001	150,001	2,025,001	375,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$173,935	$60,566	$142,756	$30,134	$102,556	$59,116
Net realized gain (loss)	(2,099,730)	334,139	(743,436)	256,806	(3,139,365)	197,965
Change in net unrealized appreciation (depreciation)	(1,470,980)	497,319	(496,765)	580,729	(654,816)	489,519
Change in Net Assets Resulting from Operations	(3,396,775)	892,024	(1,097,445)	867,669	(3,691,625)	746,600
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(209,041)	—	(147,311)	—	(161,878)	—
Net realized gains on investments	—	—	(765,111)	—	—	—
Total distributions	(209,041)	—	(912,422)	—	(161,878)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	10,502,380	30,583,586	10,502,380	—	10,502,380
Cost of shares redeemed	—	—	—	—	(3,479,493)	—
Change in net assets resulting from capital transactions	—	10,502,380	30,583,586	10,502,380	(3,479,493)	10,502,380
Change in net assets	(3,605,816)	11,394,404	28,573,719	11,370,049	(7,332,996)	11,248,980
NET ASSETS:
Beginning of period	$11,394,404	$—	$11,370,049	$—	$11,248,980	$—
End of period	$7,788,588	$11,394,404	$39,943,768	$11,370,049	$3,915,984	$11,248,980
Accumulated undistributed net investment income (loss) included in end of period net assets	$25,922	$60,566	$28,854	$30,134	$7,037	$59,116
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	150,001	—
Issued	—	150,001	450,000	150,001	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	(75,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	150,001	600,001	150,001	75,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,011	$20,137	$111,087	$53,757	$29,643	$10,014
Net realized gain (loss)	(3,245,588)	234,322	(2,865,123)	(148,590)	(589,537)	97,140
Change in net unrealized appreciation (depreciation)	850,569	684,363	(731,385)	211,170	(840,330)	499,755
Change in Net Assets Resulting from Operations	(2,345,008)	938,822	(3,485,421)	116,337	(1,400,224)	606,909
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(66,314)	—	(147,693)	—	(43,313)	—
Net realized gains on investments	(608,405)	—	—	—	(91,541)	—
Total distributions	(674,719)	—	(147,693)	—	(134,854)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	19,826,441	10,502,380	3,092,791	10,502,380	3,545,850	10,502,380
Cost of shares redeemed	(8,565,478)	—	—	—	—	—
Change in net assets resulting from capital transactions	11,260,963	10,502,380	3,092,791	10,502,380	3,545,850	10,502,380
Change in net assets	8,241,236	11,441,202	(540,323)	10,618,717	2,010,772	11,109,289
NET ASSETS:
Beginning of period	$11,441,202	$—	$10,618,717	$—	$11,109,289	$—
End of period	$19,682,438	$11,441,202	$10,078,394	$10,618,717	$13,120,061	$11,109,289
Accumulated undistributed net investment income (loss) included in end of period net assets	$5,518	$20,137	$22,825	$53,757	$(977)	$10,014
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	150,001	—
Issued	300,000	150,001	75,000	150,001	75,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,001	150,001	225,001	150,001	225,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Basic Materials		Ultra Consumer Goods		Ultra Consumer Services
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$263,618	$74,800	$129,028	$65,268	$26,673	$22,379
Net realized gain (loss)	6,018,669	1,444,802	(488,003)	394,709	(1,129,135)	81,631
Change in net unrealized appreciation (depreciation)	2,535,658	1,670,164	(1,001,694)	544,792	(659,286)	210,132
Change in Net Assets Resulting from Operations	8,817,945	3,189,766	(1,360,669)	1,004,769	(1,761,748)	314,142
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(243,747)	—	(179,317)	—	(49,213)	—
Net realized gains on investments	(3,500,886)	—	(42,213)	—	—	—
Total distributions	(3,744,633)	—	(221,530)	—	(49,213)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	33,046,111	10,502,380	5,392,513	10,502,380	—	10,503,531
Cost of shares redeemed	(20,570,759)	—	(5,464,148)	—	—	(5,315,984)
Change in net assets resulting from capital transactions	12,475,352	10,502,380	(71,635)	10,502,380	—	5,187,547
Change in net assets	17,548,664	13,692,146	(1,653,834)	11,507,149	(1,810,961)	5,501,689
NET ASSETS:
Beginning of period	$13,692,146	$—	$11,507,149	$—	$5,501,689	$—
End of period	$31,240,810	$13,692,146	$9,853,315	$11,507,149	$3,690,728	$5,501,689
Accumulated undistributed net investment income (loss) included in end of period net assets	$96,500	$74,800	$9,455	$65,268	$1,645	$22,379
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	75,001	—
Issued	375,000	150,001	75,000	150,001	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	(75,000)
Redemption in-kind	(225,000)	—	(75,000)	—	—	—
Shares outstanding, end of period	300,001	150,001	150,001	150,001	75,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Financials		Ultra Health Care		Ultra Industrials
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,323,872	$98,367	$143,799	$77,897	$112,180	$47,610
Net realized gain (loss)	4,585,204	(547,511)	(2,100,372)	559,497	(764,909)	1,569,108
Change in net unrealized appreciation (depreciation)	(150,737,738)	236,939	(2,205,345)	557,868	(890,724)	584,344
Change in Net Assets Resulting from Operations	(139,828,662)	(212,205)	(4,161,918)	1,195,262	(1,543,453)	2,201,062
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,485,168)	—	(179,157)	—	(143,131)	—
Net realized gains on investments	—	—	(198,913)	—	(504,144)	—
Total distributions	(3,485,168)	—	(378,070)	—	(647,275)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,327,956,005	15,754,563	10,274,916	10,502,380	6,763,563	10,503,062
Cost of shares redeemed	(139,785,396)	(4,757,250)	—	—	—	(6,184,883)
Change in net assets resulting from capital transactions	1,188,170,609	10,997,313	10,274,916	10,502,380	6,763,563	4,318,179
Change in net assets	1,044,856,779	10,785,108	5,734,928	11,697,642	4,572,835	6,519,241
NET ASSETS:
Beginning of period	$10,785,108	$—	$11,697,642	$—	$6,519,241	$—
End of period	$1,055,641,887	$10,785,108	$17,432,570	$11,697,642	$11,092,076	$6,519,241
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,935,120	$98,367	$44,328	$77,897	$11,037	$47,610
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	75,001	—
Issued	35,550,000	225,001	150,000	150,001	75,000	150,001
Issued in-kind	4,050,000	—	—	—	—	—
Redeemed	(3,600,000)	(75,000)	—	—	—	—
Redemption in-kind	(675,000)	—	—	—	—	(75,000)
Shares outstanding, end of period	35,475,001	150,001	300,001	150,001	150,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Oil & Gas		Ultra Real Estate		Ultra Semiconductors
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$462,375	$95,881	$536,574	$102,961	$402,632	$42,308
Net realized gain (loss)	28,775,973	4,119,050	539,055	(2,964,478)	(2,847,732)	542,464
Change in net unrealized appreciation (depreciation)	3,174,468	1,885,580	(21,984)	(36,201)	4,832,054	688,039
Change in Net Assets Resulting from Operations	32,412,816	6,100,511	1,053,645	(2,897,718)	2,386,954	1,272,811
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(856,881)	—	(621,270)	—	(237,190)	—
Net realized gains on investments	(6,352,875)	—	—	—	(1,651,670)	—
Total distributions	(7,209,756)	—	(621,270)	—	(1,888,860)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	135,005,844	35,008,700	55,230,174	21,007,670	130,795,974	10,502,380
Cost of shares redeemed	(110,646,820)	(12,627,750)	(2,767,309)	(13,473,662)	(25,475,098)	—
Change in net assets resulting from capital transactions	24,359,024	22,380,950	52,462,865	7,534,008	105,320,876	10,502,380
Change in net assets	49,562,084	28,481,461	52,895,240	4,636,290	105,818,970	11,775,191
NET ASSETS:
Beginning of period	$28,481,461	$—	$4,636,290	$—	$11,775,191	$—
End of period	$78,043,545	$28,481,461	$57,531,530	$4,636,290	$117,594,161	$11,775,191
Accumulated undistributed net investment income (loss) included in end of period net assets	$(295,483)	$95,881	$(36,919)	$102,961	$212,563	$42,308
SHARE TRANSACTIONS:
Beginning of period	300,001	—	75,001	—	150,001	—
Issued	1,125,000	300,001	1,050,000	300,001	900,000	150,001
Issued in-kind	225,000	150,000	525,000	—	1,350,000	—
Redeemed	(150,000)	—	(75,000)	(225,000)	(225,000)	—
Redemption in-kind	(825,000)	(150,000)	—	—	(225,000)	—
Shares outstanding, end of period	675,001	300,001	1,575,001	75,001	1,950,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Technology		Ultra Telecommunications	Ultra Utilities
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	March 25, 2008* through May 31, 2008	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$240,561	$20,794	$50,695	$308,827	$110,286
Net realized gain (loss)	4,708,502	627,576	1,518,053	(667,637)	1,407,864
Change in net unrealized appreciation (depreciation)	(1,632,404)	406,028	1,286,586	(647,668)	1,520,528
Change in Net Assets Resulting from Operations	3,316,659	1,054,398	2,855,334	(1,006,478)	3,038,678
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(171,737)	—	—	(355,350)	—
Net realized gains on investments	(1,583,664)	—	—	(955,097)	—
Total distributions	(1,755,401)	—	—	(1,310,447)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	141,329,013	10,503,610	10,502,380	6,536,428	10,502,380
Cost of shares redeemed	(15,398,500)	(5,705,625)	—	—	—
Change in net assets resulting from capital transactions	125,930,513	4,797,985	10,502,380	6,536,428	10,502,380
Change in net assets	127,491,771	5,852,383	13,357,714	4,219,503	13,541,058
NET ASSETS:
Beginning of period	$5,852,383	$—	$—	$13,541,058	$—
End of period	$133,344,154	$5,852,383	$13,357,714	$17,760,561	$13,541,058
Accumulated undistributed net investment income (loss) included in end of period net assets	$107,362	$20,794	$50,695	$65,572	$110,286
SHARE TRANSACTIONS:
Beginning of period	75,001	—	—	150,001	—
Issued	1,125,000	150,001	150,001	75,000	150,001
Issued in-kind	900,000	—	—	—	—
Redeemed	—	(75,000)	—	—	—
Redemption in-kind	(225,000)	—	—	—	—
Shares outstanding, end of period	1,875,001	75,001	150,001	225,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short QQQ®		Short Dow30SM		Short S&P500®
	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,521,150	$3,870,039	$3,958,673	$2,658,389	$7,042,581	$4,623,209
Net realized gain (loss)	(7,529,402)	(21,193,093)	3,265,472	(12,983,474)	437,291	(21,085,714)
Change in net unrealized appreciation (depreciation)	(186,602)	(1,386,954)	1,923,750	(1,006,787)	3,838,305	(1,620,404)
Change in Net Assets Resulting from Operations	(5,194,854)	(18,710,008)	9,147,895	(11,331,872)	11,318,177	(18,082,909)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,173,510)	(2,541,079)	(4,378,811)	(1,877,899)	(7,603,043)	(3,260,155)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(3,173,510)	(2,541,079)	(4,378,811)	(1,877,899)	(7,603,043)	(3,260,155)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	305,003,318	229,163,471	285,734,793	144,817,204	517,377,965	244,227,855
Cost of shares redeemed	(324,107,413)	(115,950,000)	(246,518,839)	(4,908,750)	(399,566,249)	(37,430,250)
Change in net assets resulting from capital transactions	(19,104,095)	113,213,471	39,215,954	139,908,454	117,811,716	206,797,605
Change in net assets	(27,472,459)	91,962,384	43,985,038	126,698,683	121,526,850	185,454,541
NET ASSETS:
Beginning of period	$91,962,384	$—	$126,698,683	$—	$185,554,541	$100,000
End of period	$64,489,925	$91,962,384	$170,683,721	$126,698,683	$307,081,391	$185,554,541
Accumulated undistributed net investment income (loss) included in end of period net assets	$202,742	$845,158	$379,577	$788,844	$859,307	$1,382,998
SHARE TRANSACTIONS:
Beginning of period	1,575,001	—	2,175,001	—	3,151,429	1,428
Issued	5,325,000	3,375,001	4,725,000	2,250,001	8,175,000	3,750,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,700,000)	(1,800,000)	(4,125,000)	(75,000)	(6,450,000)	(600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,200,001	1,575,001	2,775,001	2,175,001	4,876,429	3,151,429

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Short MidCap400		Short SmallCap600		Short Russell2000
	Year Ended May 31, 2008	June 19, 2006* through May 31, 2007	Year Ended May 31, 2008	January 23, 2007* through May 31, 2007	Year Ended May 31, 2008	January 23, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,125,608	$4,211,231	$349,230	$158,070	$1,493,731	$182,103
Net realized gain (loss)	3,801,561	(19,946,528)	891,836	(784,618)	2,269,560	(689,446)
Change in net unrealized appreciation (depreciation)	777,992	(1,858,782)	(355,853)	(111,773)	(2,039,967)	(265,772)
Change in Net Assets Resulting from Operations	6,705,161	(17,594,079)	885,213	(738,321)	1,723,324	(773,115)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,942,543)	(3,330,179)	(467,559)	—	(1,050,006)	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(2,942,543)	(3,330,179)	(467,559)	—	(1,050,006)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,501,765	229,927,225	5,513,584	10,501,225	159,738,741	25,595,128
Cost of shares redeemed	(84,438,750)	(98,112,750)	—	—	(103,874,393)	—
Change in net assets resulting from capital transactions	(75,936,985)	131,814,475	5,513,584	10,501,225	55,864,348	25,595,128
Change in net assets	(72,174,367)	110,890,217	5,931,238	9,762,904	56,537,666	24,822,013
NET ASSETS:
Beginning of period	$110,890,217	$—	$9,762,904	$—	$24,822,013	$—
End of period	$38,715,850	$110,890,217	$15,694,142	$9,762,904	$81,359,679	$24,822,013
Accumulated undistributed net investment income (loss) included in end of period net assets	$86,858	$898,853	$41,064	$158,070	$480,327	$182,103
SHARE TRANSACTIONS:
Beginning of period	1,950,001	—	150,001	—	375,001	—
Issued	150,000	3,450,001	75,000	150,001	2,100,000	375,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,425,000)	(1,500,000)	—	—	(1,350,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	675,001	1,950,001	225,001	150,001	1,125,001	375,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort QQQ®		UltraShort Dow30SM		UltraShort S&P500®
	Year Ended May 31, 2008	July 11, 2006* through May 31, 2007	Year Ended May 31, 2008	July 11, 2006* through May 31, 2007	Year Ended May 31, 2008	July 11, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,452,850	$31,562,224	$15,627,520	$6,463,791	$51,431,805	$14,507,397
Net realized gain (loss)	(184,122,397)	(291,141,983)	39,393,048	(65,174,469)	68,356,900	(140,662,758)
Change in net unrealized appreciation (depreciation)	(14,080,966)	(67,103,700)	21,840,972	(8,826,386)	68,382,424	(15,675,256)
Change in Net Assets Resulting from Operations	(147,750,513)	(326,683,459)	76,861,540	(67,537,064)	188,171,129	(141,830,617)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(62,103,703)	(16,494,853)	(16,967,361)	(3,472,997)	(50,399,197)	(8,038,350)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(62,103,703)	(16,494,853)	(16,967,361)	(3,472,997)	(50,399,197)	(8,038,350)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,459,241,465	2,830,563,857	1,652,443,636	695,292,803	5,368,924,944	1,167,757,699
Cost of shares redeemed	(4,822,637,376)	(172,098,625)	(1,728,883,013)	(48,998,024)	(3,883,960,520)	(75,952,622)
Change in net assets resulting from capital transactions	(363,395,911)	2,658,465,232	(76,439,377)	646,294,779	1,484,964,424	1,091,805,077
Change in net assets	(573,250,127)	2,315,286,920	(16,545,198)	575,284,718	1,622,736,356	941,936,110
NET ASSETS:
Beginning of period	$2,315,286,920	$—	$575,284,718	$—	$941,936,110	$—
End of period	$1,742,036,793	$2,315,286,920	$558,739,520	$575,284,718	$2,564,672,466	$941,936,110
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,550,128	$15,087,788	$1,684,508	$2,997,682	$7,571,522	$6,483,285
SHARE TRANSACTIONS:
Beginning of period	50,100,001	—	11,775,001	—	18,450,001	—
Issued	105,600,000	53,400,001	32,175,000	12,750,001	94,575,000	19,800,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(109,125,000)	(3,300,000)	(33,375,000)	(975,000)	(67,725,000)	(1,350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	46,575,001	50,100,001	10,575,001	11,775,001	45,300,001	18,450,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort MidCap400		UltraShort SmallCap600		UltraShort Russell2000
	Year Ended May 31, 2008	July 11, 2006* through May 31, 2007	Year Ended May 31, 2008	January 23, 2007* through May 31, 2007	Year Ended May 31, 2008	January 23, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,031,735	$4,329,134	$1,566,766	$262,884	$17,308,415	$1,333,557
Net realized gain (loss)	6,428,551	(49,688,535)	(483,213)	(3,160,827)	40,274,743	(17,329,352)
Change in net unrealized appreciation (depreciation)	(4,173,194)	(6,261,104)	(3,422,068)	(511,801)	(55,053,526)	(4,838,194)
Change in Net Assets Resulting from Operations	8,287,092	(51,620,505)	(2,338,515)	(3,409,744)	2,529,632	(20,833,989)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,005,973)	(2,841,797)	(1,431,668)	—	(12,557,456)	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(7,005,973)	(2,841,797)	(1,431,668)	—	(12,557,456)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	162,921,765	273,577,397	99,310,763	30,422,327	1,494,156,801	236,259,274
Cost of shares redeemed	(172,604,609)	(30,372,750)	(53,423,563)	(4,838,268)	(524,852,803)	(4,964,250)
Change in net assets resulting from capital transactions	(9,682,844)	243,204,647	45,887,200	25,584,059	969,303,998	231,295,024
Change in net assets	(8,401,725)	188,742,345	42,117,017	22,174,315	959,276,174	210,461,035
NET ASSETS:
Beginning of period	$188,742,345	$—	$22,174,315	$—	$210,461,035	$—
End of period	$180,340,620	$188,742,345	$64,291,332	$22,174,315	$1,169,737,209	$210,461,035
Accumulated undistributed net investment income (loss) included in end of period net assets	$544,204	$1,498,522	$225,684	$262,884	$3,517,133	$1,333,557
SHARE TRANSACTIONS:
Beginning of period	3,825,001	—	375,001	—	3,450,001	—
Issued	2,850,000	4,350,001	1,350,000	450,001	20,925,000	3,525,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,000,000)	(525,000)	(750,000)	(75,000)	(7,200,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,675,001	3,825,001	975,001	375,001	17,175,001	3,450,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Russell1000 Value		UltraShort Russell1000 Growth		UltraShort Russell MidCap Value
	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$208,778	$85,140	$388,472	$85,517	$174,667	$86,987
Net realized gain (loss)	260,467	(242,944)	311,873	(117,565)	547,599	(130,251)
Change in net unrealized appreciation (depreciation)	349,119	(65,340)	(230,830)	(115,243)	505,028	(109,190)
Change in Net Assets Resulting from Operations	818,364	(223,144)	469,515	(147,291)	1,227,294	(152,454)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(177,234)	—	(385,532)	—	(230,163)	—
Net realized gains on investments	—	—	—	—	(49,224)	—
Total distributions	(177,234)	—	(385,532)	—	(279,387)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,103,507	10,503,572	20,543,427	10,503,581	—	10,503,571
Cost of shares redeemed	(11,578,314)	(5,414,250)	(11,332,883)	(5,475,750)	—	(5,420,250)
Change in net assets resulting from capital transactions	525,193	5,089,322	9,210,544	5,027,831	—	5,083,321
Change in net assets	1,166,323	4,866,178	9,294,527	4,880,540	947,907	4,930,867
NET ASSETS:
Beginning of period	$4,866,178	$—	$4,880,540	$—	$4,930,867	$—
End of period	$6,032,501	$4,866,178	$14,175,067	$4,880,540	$5,878,774	$4,930,867
Accumulated undistributed net investment income (loss) included in end of period net assets	$93,528	$85,140	$40,546	$85,517	$12,780	$86,987
SHARE TRANSACTIONS:
Beginning of period	75,001	—	75,001	—	75,001	—
Issued	150,000	150,001	300,000	150,001	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(75,000)	(150,000)	(75,000)	—	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,001	75,001	225,001	75,001	75,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Russell MidCap Growth		UltraShort Russell2000 Value		UltraShort Russell2000 Growth
	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007	Year Ended May 31, 2008	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$185,147	$123,370	$831,940	$112,920	$859,105	$163,296
Net realized gain (loss)	(1,254,399)	(563,923)	(3,730,696)	(110,085)	(1,167,690)	(1,039,903)
Change in net unrealized appreciation (depreciation)	(574,169)	(157,731)	2,284,762	(105,863)	(3,136,127)	(388,507)
Change in Net Assets Resulting from Operations	(1,643,421)	(598,284)	(613,994)	(103,028)	(3,444,712)	(1,265,114)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(255,532)	—	(741,038)	—	(776,899)	—
Net realized gains on investments	—	—	(29,288)	—	—	—
Total distributions	(255,532)	—	(770,326)	—	(776,899)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,771,748	10,503,509	67,040,376	15,887,975	39,875,286	21,368,447
Cost of shares redeemed	(5,037,033)	(5,074,585)	(45,567,875)	(10,635,340)	(5,481,603)	(5,353,500)
Change in net assets resulting from capital transactions	10,734,715	5,428,924	21,472,501	5,252,635	34,393,683	16,014,947
Change in net assets	8,835,762	4,830,640	20,088,181	5,149,607	30,172,072	14,749,833
NET ASSETS:
Beginning of period	$4,830,640	$—	$5,149,607	$—	$14,749,833	$—
End of period	$13,666,402	$4,830,640	$25,237,788	$5,149,607	$44,921,905	$14,749,833
Accumulated undistributed net investment income (loss) included in end of period net assets	$31,598	$123,370	$75,615	$112,920	$142,322	$163,296
SHARE TRANSACTIONS:
Beginning of period	75,001	—	75,001	—	225,001	—
Issued	225,000	150,001	750,000	225,001	525,000	300,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(75,000)	(525,000)	(150,000)	(75,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,001	75,001	300,001	75,001	675,001	225,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Basic Materials		UltraShort Consumer Goods		UltraShort Consumer Services
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,801,073	$143,745	$486,320	$152,722	$817,821	$148,550
Net realized gain (loss)	(78,486,791)	(2,392,535)	539,626	(839,001)	(5,956,340)	(282,844)
Change in net unrealized appreciation (depreciation)	(13,243,922)	(292,201)	236,797	(105,459)	2,418,682	(88,074)
Change in Net Assets Resulting from Operations	(89,929,640)	(2,540,991)	1,262,743	(791,738)	(2,719,837)	(222,368)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,371,965)	—	(577,495)	—	(767,873)	—
Net realized gains on investments	—	—	—	—	(894,336)	—
Total distributions	(1,371,965)	—	(577,495)	—	(1,662,209)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	422,737,045	10,502,380	25,468,946	10,502,380	113,285,949	10,503,547
Cost of shares redeemed	(134,030,754)	—	(10,003,577)	—	(13,286,484)	(5,220,371)
Change in net assets resulting from capital transactions	288,706,291	10,502,380	15,465,369	10,502,380	99,999,465	5,283,176
Change in net assets	197,404,686	7,961,389	16,150,617	9,710,642	95,617,419	5,060,808
NET ASSETS:
Beginning of period	$7,961,389	$—	$9,710,642	$—	$5,060,808	$—
End of period	$205,366,075	$7,961,389	$25,861,259	$9,710,642	$100,678,227	$5,060,808
Accumulated undistributed net investment income (loss) included in end of period net assets	$526,749	$143,745	$63,298	$152,722	$196,651	$148,550
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	75,001	—
Issued	10,050,000	150,001	375,000	150,001	1,275,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,000,000)	—	(150,000)	—	(150,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,200,001	150,001	375,001	150,001	1,200,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Financials		UltraShort Health Care		UltraShort Industrials
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,227,258	$601,247	$321,963	$153,333	$456,926	$141,698
Net realized gain (loss)	107,093,290	(4,804,620)	2,403,901	(1,078,266)	(3,174,185)	(1,756,526)
Change in net unrealized appreciation (depreciation)	204,395,787	(647,931)	(223,108)	(13,147)	(400,259)	(130,615)
Change in Net Assets Resulting from Operations	336,716,335	(4,851,304)	2,502,756	(938,080)	(3,117,518)	(1,745,443)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,976,578)	—	(447,946)	—	(434,139)	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(14,976,578)	—	(447,946)	—	(434,139)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,232,898,874	61,064,378	—	10,502,380	56,248,635	10,503,365
Cost of shares redeemed	(1,446,139,927)	—	—	—	(28,571,556)	(4,489,038)
Change in net assets resulting from capital transactions	1,786,758,947	61,064,378	—	10,502,380	27,677,079	6,014,327
Change in net assets	2,108,498,704	56,213,074	2,054,810	9,564,300	24,125,422	4,268,884
NET ASSETS:
Beginning of period	$56,213,074	$—	$9,564,300	$—	$4,268,884	$—
End of period	$2,164,711,778	$56,213,074	$11,619,110	$9,564,300	$28,394,306	$4,268,884
Accumulated undistributed net investment income (loss) included in end of period net assets	$9,159,533	$601,247	$29,108	$153,333	$166,208	$141,698
SHARE TRANSACTIONS:
Beginning of period	825,001	—	150,001	—	75,001	—
Issued	32,400,000	825,001	—	150,001	900,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(13,575,000)	—	—	—	(450,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	19,650,001	825,001	150,001	150,001	525,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Oil & Gas		UltraShort Real Estate		UltraShort Semiconductors
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,927,380	$279,435	$15,076,786	$755,518	$374,264	$150,274
Net realized gain (loss)	(283,033,915)	(5,196,575)	(120,574,551)	6,273,453	(5,712,946)	(1,286,834)
Change in net unrealized appreciation (depreciation)	(42,080,486)	(760,555)	36,917,436	(4,581,105)	(1,214,718)	(119,321)
Change in Net Assets Resulting from Operations	(317,187,021)	(5,677,695)	(68,580,329)	2,447,866	(6,553,400)	(1,255,881)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,620,172)	—	(8,146,946)	—	(410,036)	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(4,620,172)	—	(8,146,946)	—	(410,036)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,993,761,509	40,669,373	1,621,271,332	116,498,305	34,532,142	10,502,380
Cost of shares redeemed	(373,970,138)	(4,396,500)	(838,048,812)	(21,117,000)	(11,890,126)	—
Change in net assets resulting from capital transactions	2,619,791,371	36,272,873	783,222,520	95,381,305	22,642,016	10,502,380
Change in net assets	2,297,984,178	30,595,178	706,495,245	97,829,171	15,678,580	9,246,499
NET ASSETS:
Beginning of period	$30,595,178	$—	$97,829,171	$—	$9,246,499	$—
End of period	$2,328,579,356	$30,595,178	$804,324,416	$97,829,171	$24,925,079	$9,246,499
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,590,086	$279,435	$5,662,052	$755,518	$125,293	$150,274
SHARE TRANSACTIONS:
Beginning of period	600,001	—	1,275,001	—	150,001	—
Issued	89,775,000	675,001	15,600,000	1,575,001	450,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(9,300,000)	(75,000)	(7,350,000)	(300,000)	(150,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	81,075,001	600,001	9,525,001	1,275,001	450,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Technology		UltraShort Telecommunications	UltraShort Utilities
	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007	March 25, 2008* through May 31, 2008	Year Ended May 31, 2008	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$586,552	$148,460	$21,488	$538,301	$137,099
Net realized gain (loss)	(3,717,386)	(956,477)	(1,957,712)	(1,588,496)	(2,067,485)
Change in net unrealized appreciation (depreciation)	(2,212,548)	(124,669)	(530,385)	(477,026)	(370,317)
Change in Net Assets Resulting from Operations	(5,343,382)	(932,686)	(2,466,609)	(1,527,221)	(2,300,703)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(447,255)	—	—	(563,239)	—
Net realized gains on investments	—	—	—	—	—
Total distributions	(447,255)	—	—	(563,239)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	66,497,255	10,503,468	10,502,380	32,147,083	18,630,259
Cost of shares redeemed	(24,765,673)	(4,843,573)	—	(27,300,720)	—
Change in net assets resulting from capital transactions	41,731,582	5,659,895	10,502,380	4,846,363	18,630,259
Change in net assets	35,940,945	4,727,209	8,035,771	2,755,903	16,329,556
NET ASSETS:
Beginning of period	$4,727,209	$—	$—	$16,329,556	$—
End of period	$40,668,154	$4,727,209	$8,035,771	$19,085,459	$16,329,556
Accumulated undistributed net investment income (loss) included in end of period net assets	$289,515	$148,460	$21,488	$54,418	$137,099
SHARE TRANSACTIONS:
Beginning of period	75,001	—	—	300,001	—
Issued	1,050,000	150,001	150,001	525,000	300,001
Issued in-kind	—	—	—	—	—
Redeemed	(375,000)	(75,000)	—	(450,000)	—
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	750,001	75,001	150,001	375,001	300,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short MSCI EAFE	Short MSCI Emerging Markets	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE/Xinhua China 25	UltraShort MSCI Japan
	October 23, 2007* through May 31, 2008	October 30, 2007* through May 31, 2008	October 23, 2007* through May 31, 2008	October 30, 2007* through May 31, 2008	November 6, 2007* through May 31, 2008	November 6, 2007* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$218,836	$350,732	$785,901	$2,518,274	$6,442,114	$226,121
Net realized gain (loss)	726,925	(4,815,652)	(12,695,670)	(47,415,706)	(99,884,660)	(2,516,091)
Change in net unrealized appreciation (depreciation)	34,548	91,574	388,339	(21,158,755)	43,256,600	(450,828)
Change in Net Assets Resulting from Operations	980,309	(4,373,346)	(11,521,430)	(66,056,187)	(50,185,946)	(2,740,798)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(116,841)	(234,702)	(254,472)	(1,130,333)	(2,270,927)	(160,664)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(116,841)	(234,702)	(254,472)	(1,130,333)	(2,270,927)	(160,664)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	33,544,897	56,702,374	167,444,573	562,071,889	1,940,057,085	29,936,948
Cost of shares redeemed	(23,364,310)	—	(88,571,978)	(219,295,219)	(1,213,601,646)	(6,459,183)
Change in net assets resulting from capital transactions	10,180,587	56,702,374	78,872,595	342,776,670	726,455,439	23,477,765
Change in net assets	11,044,055	52,094,326	67,096,693	275,590,150	673,998,566	20,576,303
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$11,044,055	$52,094,326	$67,096,693	$275,590,150	$673,998,566	$20,576,303
Accumulated undistributed net investment income (loss) included in end of period net assets	$101,995	$116,030	$531,429	$1,387,941	$4,171,187	$65,457
SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	450,001	750,001	1,950,001	7,125,001	23,625,001	375,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	—	(1,050,000)	(2,775,000)	(13,650,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	750,001	900,001	4,350,001	9,975,001	300,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Lehman 7-10 Year Treasury	UltraShort Lehman 20+ Year Treasury
	April 29, 2008* through May 31, 2008	April 29, 2008* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,256	$22,595
Net realized gain (loss)	562,138	1,889,993
Change in net unrealized appreciation (depreciation)	16,645	42,670
Change in Net Assets Resulting from Operations	593,039	1,955,258
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Net realized gains on investments	—	—
Total distributions	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	31,816,614	90,272,107
Cost of shares redeemed	—	—
Change in net assets resulting from capital transactions	31,816,614	90,272,107
Change in net assets	32,409,653	92,227,365
NET ASSETS:
Beginning of period	$—	$—
End of period	$32,409,653	$92,227,365
Accumulated undistributed net investment income (loss) included in end of period net assets	$14,256	$22,595
SHARE TRANSACTIONS:
Beginning of period	—	—
Issued	450,001	1,275,001
Issued in-kind	—	—
Redeemed	—	—
Redemption in-kind	—	—
Shares outstanding, end of period	450,001	1,275,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2008	$94.58	$0.13	$0.75	$0.05	$0.93	$(0.07)	$(5.02)	$(5.09)	$90.42	0.57%	0.52%
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—	30.01	(0.12)	(5.31)	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03	(16.59)	(1.32)	(3.56)	(4.88)	75.75	(17.59)	(17.61)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—	34.39	(1.02)	(6.15)	(7.17)	97.22	50.99	50.91
Ultra S&P500®
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03	(20.11)	(1.04)	(3.28)	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—	32.47	(0.68)	(3.37)	(4.05)	98.42	47.17	47.28
Ultra MidCap400
Year ended May 31, 2008	99.03	0.58	(14.44)	0.01	(13.85)	(0.54)	(3.72)	(4.26)	80.92	(13.85)	(13.82)
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	—	33.69	(0.73)	(3.93)	(4.66)	99.03	49.76	50.02

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2008	1.04%	0.95%	0.06%	0.15%	$908,687	39%
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P500®
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12
Ultra MidCap400
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Year ended May 31, 2008	$82.62	$0.33	$(21.49)	$0.01	$(21.15)	$(0.63)	$(2.64)	$(3.27)	$58.20	(25.80)%	(26.27)%
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	—	12.62	—	—	—	82.62	18.03	18.50
Ultra Russell2000
Year ended May 31, 2008	79.77	0.36	(22.76)	0.03	(22.37)	(0.65)	(0.87)	(1.52)	55.88	(28.28)	(28.48)
January 23, 2007* through May 31, 2007	70.00	0.27	9.50	—	9.77	—	—	—	79.77	13.96	14.29
Ultra Russell1000 Value
Year ended May 31, 2008	75.96	1.16	(23.81)	—	(22.65)	(1.39)	—	(1.39)	51.92	(30.10)	(30.02)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—	5.96	—	—	—	75.96	8.51	8.04
Ultra Russell1000 Growth
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02	(6.61)	(0.58)	(2.04)	(2.62)	66.57	(8.94)	(9.25)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—	5.80	—	—	—	75.80	8.29	8.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Year ended May 31, 2008	2.10%	0.95%	(0.61)%	0.54%	$21,824	45%
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12
Ultra Russell2000
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14
Ultra Russell1000 Value
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Value
Year ended May 31, 2008	$74.99	$0.81	$(22.39)	$0.01		$(21.57)	$(1.21)	$—	$(1.21)	$52.21	(28.91)%	(29.08)%
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	—		4.99	—	—	—	74.99	7.13	6.96
Ultra Russell MidCap Growth
Year ended May 31, 2008	76.27	0.25	(8.57)	0.03		(8.29)	(0.34)	(2.03)	(2.37)	65.61	(10.93)	(10.89)
February 20, 2007* through May 31, 2007	70.00	0.13	6.14	—		6.27	—	—	—	76.27	8.97	8.91
Ultra Russell2000 Value
Year ended May 31, 2008	70.79	0.63	(25.70)	—	(h)	(25.07)	(0.93)	—	(0.93)	44.79	(35.68)	(35.19)
February 20, 2007* through May 31, 2007	70.00	0.36	0.43	—		0.79	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
Year ended May 31, 2008	74.06	0.18	(15.03)	—	(h)	(14.85)	(0.29)	(0.61)	(0.90)	58.31	(20.16)	(18.93)
February 20, 2007* through May 31, 2007	70.00	0.07	3.99	—		4.06	—	—	—	74.06	5.80	4.13

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Year ended May 31, 2008	2.44%	0.95%	(0.10)%	1.39%	$3,916	59%
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3
Ultra Russell MidCap Growth
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2
Ultra Russell2000 Value
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4
Ultra Russell2000 Growth
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Year ended May 31, 2008	$91.28	$1.10	$24.52	$0.04	$25.66	$(1.13)	$(11.67)	$(12.80)	$104.14	31.61%	31.03%
January 30, 2007* through May 31, 2007	70.00	0.50	20.78	—	21.28	—	—	—	91.28	30.40	30.59
Ultra Consumer Goods
Year ended May 31, 2008	76.71	1.10	(10.07)	0.02	(8.95)	(1.51)	(0.56)	(2.07)	65.69	(11.90)	(8.65)
January 30, 2007* through May 31, 2007	70.00	0.44	6.27	—	6.71	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
Year ended May 31, 2008	73.35	0.36	(23.84)	—	(23.48)	(0.66)	—	(0.66)	49.21	(32.18)	(30.90)
January 30, 2007* through May 31, 2007	70.00	0.16	3.19	—	3.35	—	—	—	73.35	4.80	3.49
Ultra Financials
Year ended May 31, 2008	71.90	0.70	(41.74)	0.03	(41.01)	(1.13)	—	(1.13)	29.76	(57.74)	(58.00)
January 30, 2007* through May 31, 2007	70.00	0.55	1.35	—	1.90	—	—	—	71.90	2.71	2.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Year ended May 31, 2008	1.42%	0.95%	0.73%	1.20%	$31,241	46%
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8
Ultra Consumer Goods
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60
Ultra Financials
Year ended May 31, 2008	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007	2.28	0.95	1.10	2.43	10,785	46

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Year ended May 31, 2008	$77.98	$0.71	$(18.21)		$0.01	$(17.49)	$(1.05)	$(1.33)	$(2.38)	$58.11	(22.95)%	(22.76)%
January 30, 2007* through May 31, 2007	70.00	0.52	7.46		—	7.98	—	—	—	77.98	11.40	11.53
Ultra Industrials
Year ended May 31, 2008	86.92	0.92	(9.16)		0.01	(8.23)	(1.38)	(3.36)	(4.74)	73.95	(9.63)	(9.59)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58		—	16.92	—	—	—	86.92	24.17	24.29
Ultra Oil & Gas
Year ended May 31, 2008	94.94	0.73	32.36		0.06	33.15	(1.60)	(10.87)	(12.47)	115.62	37.97	36.84
January 30, 2007* through May 31, 2007	70.00	0.36	24.58		—	24.94	—	—	—	94.94	35.63	36.01
Ultra Real Estate
Year ended May 31, 2008	61.82	0.74	(24.42	)(i)	0.01	(23.67)	(1.62)	—	(1.62)	36.53	(38.58)	(38.66)
January 30, 2007* through May 31, 2007	70.00	0.44	(8.62)		—	(8.18)	—	—	—	61.82	(11.69)	(11.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Year ended May 31, 2008	1.75%	0.95%	0.29%	1.09%	$17,433	33%
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1
Ultra Oil & Gas
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18
Ultra Real Estate
Year ended May 31, 2008	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007	1.87	0.95	1.09	2.01	4,636	114

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Year ended May 31, 2008	$78.50	$0.68	$(14.62	)(i)	$0.03	$(13.91)	$(0.62)	$(3.67)	$(4.29)	$60.30	(18.56)%	(18.57)%
January 30, 2007* through May 31, 2007	70.00	0.28	8.22		—	8.50	—	—	—	78.50	12.14	12.34
Ultra Technology
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03	(4.35)	(0.45)	(2.11)	(2.56)	71.12	(5.93)	(5.99)
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—	8.03	—	—	—	78.03	11.47	11.37
Ultra Telecommunications
March 25, 2008* through May 31, 2008	70.00	0.34	18.69		0.02	19.05	—	—	—	89.05	27.21	28.01
Ultra Utilities
Year ended May 31, 2008	90.27	1.68	(6.76)		0.00	(5.08)	(2.01)	(4.24)	(6.25)	78.94	(5.75)	(5.92)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53		—	20.27	—	—	—	90.27	28.96	29.24

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Year ended May 31, 2008	1.27%	0.95%	0.80%	1.12%	$117,594	80%
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3
Ultra Technology
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Telecommunications
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(j)

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short QQQ®
Year ended May 31, 2008	$58.39	$1.74	$(4.17)	$0.05	$(2.38)	$(2.27)	$—	$(2.27)	$53.74	(4.16)%	(4.43)%
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	—	(10.03)	(1.58)	—	(1.58)	58.39	(14.48)	(14.39)
Short Dow30SM
Year ended May 31, 2008	58.25	1.76	3.53	0.03	5.32	(2.06)	—	(2.06)	61.51	9.33	9.47
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	—	(10.28)	(1.47)	—	(1.47)	58.25	(14.83)	(14.79)
Short S&P500®
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—	(9.52)	(1.60)	—	(1.60)	58.88	(13.70)	(13.60)
Short MidCap400
Year ended May 31, 2008	56.87	2.06	1.14	0.01	3.21	(2.72)	—	(2.72)	57.36	5.55	5.52
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—	(10.68)	(2.45)	—	(2.45)	56.87	(15.54)	(15.51)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Short QQQ®
Year ended May 31, 2008	1.16%	0.95%	2.82%	3.03%	$64,490	—%
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—
Short Dow30SM
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—
Short S&P500®
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—
Short MidCap400
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short SmallCap600
Year ended May 31, 2008	$65.09	$2.03	$5.59	$0.00	$7.62	$(2.96)	$—	$(2.96)	$69.75	11.89%	11.73%
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—	(4.91)	—	—	—	65.09	(7.01)	(6.84)
Short Russell2000
Year ended May 31, 2008	66.19	1.88	6.03	0.04	7.95	(1.82)	—	(1.82)	72.32	12.14	12.20
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—	(3.81)	—	—	—	66.19	(5.44)	(5.29)
UltraShort QQQ®
Year ended May 31, 2008	46.21	1.40	(8.55)	0.05	(7.10)	(1.71)	—	(1.71)	37.40	(15.71)	(15.43)
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	—	(22.88)	(0.91)	—	(0.91)	46.21	(32.86)	(33.01)
UltraShort Dow30SM
Year ended May 31, 2008	48.86	1.58	4.05	0.07	5.70	(1.72)	—	(1.72)	52.84	11.92	12.21
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—	(20.04)	(1.10)	—	(1.10)	48.86	(28.86)	(28.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Short SmallCap600
Year ended May 31, 2008	1.54%	0.95%	2.26%	2.85%	$15,694	—%
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—
Short Russell2000
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—
UltraShort QQQ®
Year ended May 31, 2008	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—
UltraShort Dow30SM
Year ended May 31, 2008	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Year ended May 31, 2008	$51.05	$1.56	$5.63	$0.06	$7.25	$(1.68)	$—	$(1.68)	$56.62	14.38%	14.27%
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—	(17.88)	(1.07)	—	(1.07)	51.05	(25.72)	(25.76)
UltraShort MidCap400
Year ended May 31, 2008	49.34	1.71	0.07	0.02	1.80	(2.07)	—	(2.07)	49.07	3.26	3.47
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	—	(19.14)	(1.52)	—	(1.52)	49.34	(27.71)	(27.83)
UltraShort SmallCap600
Year ended May 31, 2008	59.13	1.93	6.92 (i)	0.04	8.89	(2.08)	—	(2.08)	65.94	15.08	15.14
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	—	(10.87)	—	—	—	59.13	(15.53)	(15.23)
UltraShort Russell2000
Year ended May 31, 2008	61.00	1.91	6.81 (i)	0.04	8.76	(1.65)	—	(1.65)	68.11	14.39	13.81
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	—	(9.00)	—	—	—	61.00	(12.86)	(13.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Year ended May 31, 2008	0.91%	0.91%	2.74%	2.74%	$2,564,672	—%
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—
UltraShort MidCap400
Year ended May 31, 2008	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
Year ended May 31, 2008	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
Year ended May 31, 2008	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Year ended May 31, 2008	$64.88	$2.30	$15.55		$0.06	$17.91	$(2.36)	$—	$(2.36)	$80.43	28.19%	28.22%
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)		—	(5.12)	—	—	—	64.88	(7.31)	(7.70)
UltraShort Russell1000 Growth
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03	0.66	(2.73)	—	(2.73)	63.00	0.75	1.11
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—	(4.93)	—	—	—	65.07	(7.04)	(7.46)
UltraShort Russell MidCap Value
Year ended May 31, 2008	65.74	2.33	14.04		—	16.37	(3.07)	(0.66)	(3.73)	78.38	25.08	31.85
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)		—	(4.26)	—	—	—	65.74	(6.09)	(5.79)
UltraShort Russell MidCap Growth
Year ended May 31, 2008	64.41	1.84	(2.15)		0.05	(0.26)	(3.41)	—	(3.41)	60.74	(0.82)	(0.88)
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)		—	(5.59)	—	—	—	64.41	(7.99)	(7.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Year ended May 31, 2008	1.93%	0.95%	2.00%	2.98%	$6,033	—%
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—
UltraShort Russell1000 Growth
Year ended May 31, 2008	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—
UltraShort Russell MidCap Value
Year ended May 31, 2008	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—
UltraShort Russell MidCap Growth
Year ended May 31, 2008	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Year ended May 31, 2008	$68.66	$2.40	$16.30 (i)	$0.07	$18.77	$(3.22)	$(0.08)	$(3.30)	$84.13	27.75%	27.63%
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)	—	(1.34)	—	—	—	68.66	(1.91)	(1.61)
UltraShort Russell2000 Growth
Year ended May 31, 2008	65.55	2.01	1.15 (i)	0.02	3.18	(2.18)	—	(2.18)	66.55	4.76	4.50
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)	—	(4.45)	—	—	—	65.55	(6.36)	(6.17)
UltraShort Basic Materials
Year ended May 31, 2008	53.08	0.82	(23.66)	0.06	(22.78)	(1.78)	—	(1.78)	28.52	(44.32)	(43.75)
January 30, 2007* through May 31, 2007	70.00	0.96	(17.88)	—	(16.92)	—	—	—	53.08	(24.17)	(24.54)
UltraShort Consumer Goods
Year ended May 31, 2008	64.74	1.84	4.90	0.03	6.77	(2.55)	—	(2.55)	68.96	10.70	11.15
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)	—	(5.26)	—	—	—	64.74	(7.51)	(7.57)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Year ended May 31, 2008	1.26%	0.95%	2.34%	2.65%	$25,238	—%
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
Year ended May 31, 2008	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—
UltraShort Basic Materials
Year ended May 31, 2008	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.64	4.69	7,961	—
UltraShort Consumer Goods
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Year ended May 31, 2008	$67.48	$1.83	$19.97 (i)	$0.06	$21.86	$(3.06)	$(2.38)	$(5.44)	$83.90	32.97%	33.27%
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)	—	(2.52)	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
Year ended May 31, 2008	68.14	2.28	41.76	0.08	44.12	(2.10)	—	(2.10)	110.16	65.66	66.41
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)	—	(1.86)	—	—	—	68.14	(2.66)	(2.86)
UltraShort Health Care
Year ended May 31, 2008	63.76	2.15	14.54	—	16.69	(2.99)	—	(2.99)	77.46	26.90	32.49
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)	—	(6.24)	—	—	—	63.76	(8.91)	(9.09)
UltraShort Industrials
Year ended May 31, 2008	56.92	1.46	(2.09)	0.07	(0.56)	(2.28)	—	(2.28)	54.08	(1.09)	(0.87)
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)	—	(13.08)	—	—	—	56.92	(18.69)	(18.64)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Year ended May 31, 2008	1.15%	0.95%	1.87%	2.07%	$100,678	—%
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,061	—
UltraShort Financials
Year ended May 31, 2008	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—
UltraShort Health Care
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—
UltraShort Industrials
Year ended May 31, 2008	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Year ended May 31, 2008	$50.99	$0.62	$(21.92)	$0.02	$(21.28)	$(0.99)	$—	$(0.99)	$28.72	(42.37)%	(42.21)%
January 30, 2007* through May 31, 2007	70.00	0.94	(19.95)	—	(19.01)	—	—	—	50.99	(27.16)	(27.16)
UltraShort Real Estate
Year ended May 31, 2008	76.73	2.66	6.61 (i)	0.09	9.36	(1.65)	—	(1.65)	84.44	12.03	12.33
January 30, 2007* through May 31, 2007	70.00	1.10	5.63	—	6.73	—	—	—	76.73	9.61	9.90
UltraShort Semiconductors
Year ended May 31, 2008	61.64	1.69	(5.48)	0.05	(3.74)	(2.51)	—	(2.51)	55.39	(6.11)	(5.58)
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)	—	(8.36)	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
Year ended May 31, 2008	63.03	1.42	(7.45)	0.05	(5.98)	(2.83)	—	(2.83)	54.22	(9.69)	(9.66)
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)	—	(6.97)	—	—	—	63.03	(9.96)	(9.71)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Year ended May 31, 2008	0.99%	0.95%	1.78%	1.82%	$2,328,579	—%
January 30, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	30,595	—
UltraShort Real Estate
Year ended May 31, 2008	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007	1.24	0.95	4.00	4.29	97,829	—
UltraShort Semiconductors
Year ended May 31, 2008	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Year ended May 31, 2008	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
March 25, 2008* through May 31, 2008	$70.00	$0.14	$(16.59)	$0.02	$(16.43)	$—	$—	$—	$53.57	(23.47)%	(23.74)%
UltraShort Utilities
Year ended May 31, 2008	54.43	1.81	(3.46)	0.05	(1.60)	(1.94)	—	(1.94)	50.89	(3.36)	(3.16)
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)	—	(15.57)	—	—	—	54.43	(22.24)	(22.39)
Short MSCI EAFE
October 23, 2007* through May 31, 2008	70.00	1.06	3.07	0.02	4.15	(0.52)	—	(0.52)	73.63	5.92	6.05
Short MSCI Emerging Markets
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01	0.09	(0.63)	—	(0.63)	69.46	0.06	(0.59)
UltraShort MSCI EAFE
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07	4.96	(0.41)	—	(0.41)	74.55	7.06	7.29
UltraShort MSCI Emerging Markets
October 30, 2007* through May 31, 2008	70.00	0.85	(7.02)	0.06	(6.11)	(0.54)	—	(0.54)	63.35	(8.87)	(9.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
March 25, 2008* through May 31, 2008	3.21%	0.95%	(1.01)%	1.25%	$8,036	—%
UltraShort Utilities
Year ended May 31, 2008	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—
Short MSCI Emerging Markets
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
UltraShort MSCI EAFE
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—
UltraShort MSCI Emerging Markets
October 30, 2007* through May 31, 2008	1.01	0.95	1.87	1.93	275,590	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction Fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE/Xinhua China 25
November 6, 2007* through May 31, 2008	$70.00	$0.98	$(3.01)	$0.08	$(1.95)	$(0.48)	$—	$(0.48)	$67.57	(2.91)%	(2.78)%
UltraShort MSCI Japan
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03	(0.67)	(0.74)	—	(0.74)	68.59	(1.10)	(0.98)
UltraShort Lehman 7-10 Year Treasury
April 29, 2008* through May 31, 2008	70.00	0.06	1.93	0.03	2.02	—	—	—	72.02	2.89	3.23
UltraShort Lehman 20+ Year Treasury
April 29, 2008* through May 31, 2008	70.00	0.05	2.25	0.04	2.34	—	—	—	72.34	3.34	3.89

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort FTSE/Xinhua China 25
November 6, 2007* through May 31, 2008	1.05%	0.95%	2.06%	2.16%	$673,999	—%
UltraShort MSCI Japan
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—
UltraShort Lehman 7-10 Year Treasury
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort Lehman 20+ Year Treasury
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Highlights:

*  Commencement of investment operations.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments".

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the American Stock Exchange (AMEX). Market value may be greater or less than net asset value, depending on the Fund's closing price on the AMEX.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Statements

May 31, 2008

1. Organization

ProShares Trust, a Delaware statutory trust, (the "Trust") was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 62 active Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to the Investment Company Act of 1940 ("1940 Act").

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC of 1,428 shares of Short S&P 500® ProShares at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures and swap agreements) are generally valued using third party pricing services or other procedures approved by the Board. Future contracts are generally valued at their last sale price prior to the time at which the NAV per share of a ProShare is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProShares Advisors LLC determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by ProShares Advisors LLC or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

American Depositary Receipts ("ADRs")

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. A portion of distributions received from REITS during the period is estimated to be dividend income, and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITS.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected, which is typically cash or U.S. government securities. Brokers may establish deposit requirements which are higher than exchange minimums. A portion of the initial margin is segregated cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor.

The Funds collateralize swap agreements with certain securities as indicated on the Schedule of Portfolio Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising its right with respect to the collateral.

The Funds remain subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense.

Implementation of FIN 48 requires management of the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last 4 tax year ends and the interim tax period since then). The Funds have no examinations in progress and none are scheduled at this time.

As of May 31, 2008, management of the Funds has reviewed all open tax years and major jurisdictions and concluded the adoption of FIN 48 resulted in no impact the Funds' net assets or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor its tax positions taken under FIN 48 to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year end.

The tax character of distributions paid for the tax year ended October 31, 2007, were as follows:

Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
ULTRA QQQ®	$16,571,347	$545,360	$17,116,707
ULTRA Dow30SM	6,783,155	150,978	6,934,133
ULTRA S&P500®	9,127,884	213,505	9,341,389
ULTRA MidCap400	3,429,286	116,157	3,545,443
ULTRA SmallCap600	69,706	—	69,706
ULTRA Russell2000	241,443	—	241,443
ULTRA Russell1000 Value	114,742	—	114,742
ULTRA Russell1000 Growth	59,572	—	59,572
ULTRA Russell MidCap Value	106,697	—	106,697
ULTRA Russell MidCap Growth	30,686	—	30,686
ULTRA Russell2000 Value	101,455	—	101,455
ULTRA Russell2000 Growth	28,383	—	28,383
ULTRA Basic Materials	125,876	—	125,876
ULTRA Consumer Goods	121,302	—	121,302

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
ULTRA Consumer Services	$29,898	—	$29,898
ULTRA Financials	267,133	—	267,133
ULTRA Health Care	108,065	—	108,065
ULTRA Industrials	63,653	—	63,653
ULTRA Oil & Gas	239,097	—	239,097
ULTRA Real Estate	148,970	—	148,970
ULTRA Semiconductors	70,604	—	70,604
ULTRA Technology	41,799	—	41,799
ULTRA Utilities	191,956	—	191,956
SHORT QQQ®	4,599,356	—	4,599,356
SHORT Dow30SM	4,286,394	—	4,286,394
SHORT S&P500®	7,418,631	—	7,418,631
SHORT MidCap400	5,503,191	—	5,503,191
SHORT SmallCap600	288,794	—	288,794
SHORT Russell2000	592,768	—	592,768
ULTRASHORT QQQ®	57,266,415	—	57,266,415
ULTRASHORT Dow30SM	13,314,314	—	13,314,314
ULTRASHORT S&P500®	31,422,726	—	31,422,726
ULTRASHORT MidCap400	6,909,701	—	6,909,701
ULTRASHORT SmallCap600	706,605	—	706,605
ULTRASHORT Russell2000	5,884,255	—	5,884,255
ULTRASHORT Russell1000 Value	154,274	—	154,274
ULTRASHORT Russell1000 Growth	163,998	—	163,998
ULTRASHORT Russell MidCap Value	159,558	—	159,558
ULTRASHORT Russell MidCap Growth	194,720	—	194,720
ULTRASHORT Russell2000 Value	284,761	—	284,761
ULTRASHORT Russell2000 Growth	433,580	—	433,580
ULTRASHORT Basic Materials	345,714	—	345,714
ULTRASHORT Consumer Goods	285,484	—	285,484
ULTRASHORT Consumer Services	223,979	—	223,979
ULTRASHORT Financials	4,512,539	—	4,512,539
ULTRASHORT Health Care	288,641	—	288,641
ULTRASHORT Industrials	166,136	—	166,136
ULTRASHORT Oil & Gas	876,498	—	876,498
ULTRASHORT Real Estate	4,696,897	—	4,696,897
ULTRASHORT Semiconductors	264,030	—	264,030
ULTRASHORT Technology	173,522	—	173,522
ULTRASHORT Utilities	434,651	—	434,651

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

At October 31, 2007, the Funds' tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRA QQQ®	$45,645,548	$3,631,483	—	$114,935,193
ULTRA Dow30SM	10,219,498	334,429	—	7,678,621
ULTRA S&P500®	23,419,827	1,376,197	—	34,197,165
ULTRA MidCap400	3,246,168	370,144	—	3,241,579
ULTRA SmallCap600	391,286	4,885	—	360,155
ULTRA Russell2000	1,131,250	30,960	—	992,255
ULTRA Russell1000 Value	16,074	—	$(130,032)	(102,323)
ULTRA Russell1000 Growth	771,244	—	—	2,022,024
ULTRA Russell MidCap Value	—	—	(487,807)	(560,026)
ULTRA Russell MidCap Growth	611,477	866	—	1,293,630
ULTRA Russell2000 Value	—	—	(988,098)	(897,939)
ULTRA Russell2000 Growth	90,370	1,171	—	885,127
ULTRA Basic Materials	3,531,715	—	—	5,046,361
ULTRA Consumer Goods	42,213	—	—	421,184
ULTRA Consumer Services	2,298	—	(291,486)	(133,667)
ULTRA Financials	94,638	—	(317,962)	(2,408,867)
ULTRA Health Care	203,066	—	—	580,003
ULTRA Industrials	509,626	—	—	656,919
ULTRA Oil & Gas	6,355,854	—	—	5,205,174
ULTRA Real Estate	52,312	—	(1,156,071)	(1,230,180)
ULTRA Semiconductors	1,651,669	—	—	1,637,476
ULTRA Technology	1,583,667	—	—	7,980,035
ULTRA Utilities	967,997	—	—	1,921,098
SHORT QQQ®	283,546	—	(29,838,281)	(3,446,756)
SHORT Dow30SM	546,982	—	(16,312,932)	163,667
SHORT S&P500®	788,406	—	(24,643,417)	(1,569,790)
SHORT MidCap400	242,043	—	(17,259,064)	(985,691)
SHORT SmallCap600	45,758	—	(608,042)	(82,535)
SHORT Russell2000	—	—	(127,092)	(699,819)
ULTRASHORT QQQ®	6,996,287	—	(603,350,892)	(192,677,226)
ULTRASHORT Dow30SM	2,409,274	—	(91,657,575)	(1,180,959)
ULTRASHORT S&P500®	7,568,604	—	(228,792,720)	(36,960,718)
ULTRASHORT MidCap400	816,996	—	(42,914,424)	(7,071,532)
ULTRASHORT SmallCap600	—	—	(3,493,033)	(1,088,032)
ULTRASHORT Russell2000	—	—	(31,597,502)	(19,250,580)
ULTRASHORT Russell1000 Value	—	—	—	(241,250)
ULTRASHORT Russell1000 Growth	—	—	(1,004,536)	(708,463)
ULTRASHORT Russell MidCap Value	55,796	—	—	(306,228)
ULTRASHORT Russell MidCap Growth	—	—	(332,637)	(195,692)

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRASHORT Russell2000 Value	$35,213	—	$—	$(2,084,625)
ULTRASHORT Russell2000 Growth	—	—	(1,195,488)	(1,515,365)
ULTRASHORT Basic Materials	113,904	—	(10,983,370)	(3,590,179)
ULTRASHORT Consumer Goods	66,675	—	(1,283,480)	(572,287)
ULTRASHORT Consumer Services	954,416	—	—	(726,877)
ULTRASHORT Financials	1,368,822	—	(44,904,963)	24,133,926
ULTRASHORT Health Care	46,086	—	(761,500)	(188,567)
ULTRASHORT Industrials	79,814	—	(2,555,682)	(97,814)
ULTRASHORT Oil & Gas	481,821	—	(17,972,815)	(2,787,123)
ULTRASHORT Real Estate	—	—	(11,860,408)	(4,209,431)
ULTRASHORT Semiconductors	45,810	—	(2,425,997)	(197,417)
ULTRASHORT Technology	57,077	—	—	(665,529)
ULTRASHORT Utilities	—	—	(868,821)	(1,183,818)
SHORT MSCI EAFE	8,850	—	—	(339,199)
SHORT MSCI Emerging Markets	1,106	—	—	(228,322)
ULTRASHORT MSCI EAFE	8,881	—	—	(675,733)
ULTRASHORT MSCI Emerging Markets	1,106	—	—	(456,770)

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions and nondeductible expenses resulted in the following reclassifications, as of October 31, 2007 (the Funds' tax year end) among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income/loss	Accumulated net realized gains/losses on investments	Paid in capital
ULTRA QQQ®	$234,667	$(57,324,241)	$57,089,574
ULTRA Dow30SM	(24,290)	(9,692,976)	9,717,266
ULTRA S&P500®	(10,850)	(5,427,613)	5,438,463
ULTRA MidCap400	(15,159)	(10,855,712)	10,870,871
ULTRA SmallCap600	8,846	(792,775)	783,929
ULTRA Russell2000	(2,343)	(4,244,804)	4,247,147
ULTRA Russell1000 Value	462	2,105	(2,567)
ULTRA Russell1000 Growth	3,275	—	(3,275)
ULTRA Russell MidCap Value	7,243	(5,252)	(1,991)
ULTRA Russell MidCap Growth	1,684	866	(2,550)

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Fund	Accumulated undistributed net investment income/loss	Accumulated net realized gains/losses on investments	Paid in capital
ULTRA Russell2000 Value	$5,674	$2,382	$(8,056)
ULTRA Russell2000 Growth	2,679	(1,083)	(1,596)
ULTRA Basic Materials	1,829	—	(1,829)
ULTRA Consumer Goods	(5,524)	(354,119)	359,643
ULTRA Consumer Services	1,806	—	(1,806)
ULTRA Financials	(1,951)	6,725	(4,774)
ULTRA Health Care	1,789	—	(1,789)
ULTRA Industrials	(5,622)	(1,210,588)	1,216,210
ULTRA Oil & Gas	3,142	(5,937,244)	5,934,102
ULTRA Real Estate	(55,184)	45,118	10,066
ULTRA Semiconductors	4,813	(3,024)	(1,789)
ULTRA Technology	17,744	(320,714)	302,970
ULTRA Utilities	1,809	—	(1,809)
SHORT QQQ®	9,944	—	(9,944)
SHORT Dow30SM	10,871	—	(10,871)
SHORT S&P500®	36,771	(49,108)	12,337
SHORT MidCap400	4,940	—	(4,940)
SHORT SmallCap600	1,323	—	(1,323)
SHORT Russell2000	(145,501)	—	145,501
ULTRASHORT QQQ®	113,193	—	(113,193)
ULTRASHORT Dow30SM	26,667	—	(26,667)
ULTRASHORT S&P500®	55,629	—	(55,629)
ULTRASHORT MidCap400	19,920	—	(19,920)
ULTRASHORT SmallCap600	(172,298)	—	172,298
ULTRASHORT Russell2000	(2,567,383)	—	2,567,383
ULTRASHORT Russell1000 Value	(23,156)	(211,800)	234,956
ULTRASHORT Russell1000 Growth	(47,911)	—	47,911
ULTRASHORT Russell MidCap Value	(18,711)	(667,247)	685,958
ULTRASHORT Russell MidCap Growth	(21,387)	—	21,387
ULTRASHORT Russell2000 Value	(128,207)	(736,715)	864,922
ULTRASHORT Russell2000 Growth	(103,180)	—	103,180
ULTRASHORT Basic Materials	(46,104)	—	46,104
ULTRASHORT Consumer Goods	1,751	—	(1,751)
ULTRASHORT Consumer Services	(1,847)	(53,393)	55,240
ULTRASHORT Financials	(1,692,394)	—	1,692,394
ULTRASHORT Health Care	1,758	—	(1,758)
ULTRASHORT Industrials	1,723	—	(1,723)
ULTRASHORT Oil & Gas	3,443	—	(3,443)
ULTRASHORT Real Estate	(2,023,306)	—	2,023,306
ULTRASHORT Semiconductors	10,791	—	(10,791)
ULTRASHORT Technology	1,758	—	(1,758)
ULTRASHORT Utilities	(57,743)	—	57,743

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

For the tax year ended October 31, 2007, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date:

Fund	Expiring October 31, 2014	Expiring October 31, 2015
ULTRA Russell1000 Value	—	$130,032
ULTRA Russell MidCap Value	—	487,807
ULTRA Russell2000 Value	—	988,098
ULTRA Consumer Services	—	291,486
ULTRA Financials	—	317,962
ULTRA Real Estate	—	1,156,071
SHORT QQQ®	$11,785,145	18,053,136
SHORT Dow30SM	3,884,813	12,428,119
SHORT S&P500®	7,147,858	17,495,559
SHORT MidCap400	6,889,918	10,369,146
SHORT SmallCap600	—	608,042
SHORT Russell2000	—	127,092
ULTRASHORT QQQ®	65,260,977	538,089,915
ULTRASHORT Dow30SM	8,492,428	83,165,147
ULTRASHORT S&P500®	24,105,023	204,687,697
ULTRASHORT MidCap400	12,189,910	30,724,514
ULTRASHORT SmallCap600	—	3,493,033
ULTRASHORT Russell2000	—	31,957,502
ULTRASHORT Russell1000 Growth	—	1,004,536
ULTRASHORT Russell MidCap Growth	—	332,637
ULTRASHORT Russell2000 Growth	—	1,195,488
ULTRASHORT Basic Materials	—	10,983,370
ULTRASHORT Consumer Goods	—	1,283,480
ULTRASHORT Financials	—	44,904,963
ULTRASHORT Health Care	—	761,500
ULTRASHORT Industrials	—	2,555,682
ULTRASHORT Oil & Gas	—	17,972,815
ULTRASHORT Real Estate	—	11,860,408
ULTRASHORT Semiconductors	—	2,425,997
ULTRASHORT Technology	—	1,670,373
ULTRASHORT Utilities	—	866,821

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption by the Funds.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3. Securities Transactions, Related Income and Allocations

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Advisory and Management Service Fees

ProShare Advisors LLC (the "Advisor") serves as the Trust's investment advisor pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

The limitation for each of the Funds is as follows:

For the period June 1, 2007 to September 30, 2008
Fund	Expense Limit
ULTRA QQQ®	0.95%
ULTRA Dow30SM	0.95%
ULTRA S&P500®	0.95%
ULTRA MidCap400	0.95%
SHORT QQQ®	0.95%
SHORT Dow30SM	0.95%
SHORT S&P500®	0.95%
SHORT MidCap400	0.95%
ULTRASHORT QQQ®	0.95%
ULTRASHORT Dow30SM	0.95%
ULTRASHORT S&P500®	0.95%
ULTRASHORT MidCap400	0.95%
For the period January 23, 2007 to September 30, 2008
Fund	Expense Limit
ULTRA SmallCap600	0.95%
ULTRA Russell2000	0.95%
ULTRA Russell1000 Value	0.95%
ULTRA Russell1000 Growth	0.95%
ULTRA Russell MidCap Value	0.95%
ULTRA Russell MidCap Growth	0.95%

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Fund	Expense Limit
ULTRA Russell2000 Value	0.95%
ULTRA Russell2000 Growth	0.95%
ULTRA Basic Materials	0.95%
ULTRA Consumer Goods	0.95%
ULTRA Consumer Services	0.95%
ULTRA Financials	0.95%
ULTRA Health Care	0.95%
ULTRA Industrials	0.95%
ULTRA Oil & Gas	0.95%
ULTRA Real Estate	0.95%
ULTRA Semiconductors	0.95%
ULTRA Technology	0.95%
ULTRA Utilities	0.95%
SHORT SmallCap600	0.95%
SHORT Russell2000	0.95%
ULTRASHORT SmallCap600	0.95%
ULTRASHORT Russell2000	0.95%
ULTRASHORT Russell1000 Value	0.95%
ULTRASHORT Russell1000 Growth	0.95%
ULTRASHORT Russell MidCap Value	0.95%
ULTRASHORT Russell MidCap Growth	0.95%
ULTRASHORT Russell2000 Value	0.95%
ULTRASHORT Russell2000 Growth	0.95%
ULTRASHORT Basic Materials	0.95%
ULTRASHORT Consumer Goods	0.95%
ULTRASHORT Consumer Services	0.95%
ULTRASHORT Financials	0.95%
ULTRASHORT Health Care	0.95%
ULTRASHORT Industrials	0.95%
ULTRASHORT Oil & Gas	0.95%
ULTRASHORT Real Estate	0.95%
ULTRASHORT Semiconductors	0.95%
ULTRASHORT Technology	0.95%
ULTRASHORT Utilities	0.95%
For the period October 23, 2007 to October 23, 2008
Fund	Expense Limit
SHORT MSCI EAFE	0.95%
ULTRASHORT MSCI EAFE	0.95%
For the period October 30, 2007 to October 30, 2008
Fund	Expense Limit
SHORT MSCI Emerging Markets	0.95%
ULTRASHORT MSCI Emerging Markets	0.95%

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

For the period November 6, 2007 to November 6, 2008
Fund	Expense Limit
ULTRASHORT FTSE/Xinhua China 25	0.95%
ULTRASHORT MSCI Japan	0.95%
For the period March 25, 2008 to March 25, 2009
Fund	Expense Limit
ULTRA Telecommunications	0.95%
ULTRASHORT Telecommunications	0.95%
For the period April 29, 2008 to April 29, 2009
Fund	Expense Limit
ULTRASHORT Lehman 7 - 10 Year Treasury	0.95%
ULTRASHORT Lehman 20+ Year Treasury	0.95%

For the period or year ended May 31, 2008, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
ULTRA QQQ®	$669,160	—	—
ULTRA Dow30SM	175,665	—	—
ULTRA S&P500®	180,250	—	—
ULTRA MidCap400	278,398	—	—
ULTRA SmallCap600	96,228	$12,830	$37,688
ULTRA Russell2000	421,746	—	—
ULTRA Russell1000 Value	68,007	9,067	23,530
ULTRA Russell1000 Growth	130,951	—	—
ULTRA Russell MidCap Value	55,360	7,381	46,934
ULTRA Russell MidCap Growth	98,538	13,138	19,760
ULTRA Russell2000 Value	64,923	8,656	94,789
ULTRA Russell2000 Growth	75,298	10,040	79,329
ULTRA Basic Materials	104,346	—	—
ULTRA Consumer Goods	61,130	8,151	18,692
ULTRA Consumer Services	31,752	4,233	52,169
ULTRA Financials	265,245	—	—
ULTRA Health Care	99,287	6,088	—
ULTRA Industrials	69,251	9,233	21,764
ULTRA Oil & Gas	156,021	—	—
ULTRA Real Estate	102,827	—	—
ULTRA Semiconductors	115,778	—	—
ULTRA Technology	158,319	—	—
ULTRA Telecommunications	15,935	2,125	22,117
ULTRA Utilities	94,092	—	—
SHORT QQQ®	175,126	—	—

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
SHORT Dow30SM	$136,313	—	—
SHORT S&P500®	61,354	—	—
SHORT MidCap400	101,610	—	—
SHORT SmallCap600	72,503	—	—
SHORT Russell2000	112,810	—	—
ULTRASHORT QQQ®	1,132,283	—	—
ULTRASHORT Dow30SM	178,085	—	—
ULTRASHORT S&P500®	—	—	—
ULTRASHORT MidCap400	63,346	—	—
ULTRASHORT SmallCap600	83,320	—	—
ULTRASHORT Russell2000	438,037	—	—
ULTRASHORT Russell1000 Value	52,553	$7,007	$8,989
ULTRASHORT Russell1000 Growth	75,997	—	—
ULTRASHORT Russell MidCap Value	45,959	6,128	15,457
ULTRASHORT Russell MidCap Growth	51,169	6,823	8,340
ULTRASHORT Russell2000 Value	98,279	—	—
ULTRASHORT Russell2000 Growth	91,988	—	—
ULTRASHORT Basic Materials	105,658	—	—
ULTRASHORT Consumer Goods	76,732	—	—
ULTRASHORT Consumer Services	80,646	—	—
ULTRASHORT Financials	75,011	—	—
ULTRASHORT Health Care	72,915	—	—
ULTRASHORT Industrials	77,479	—	—
ULTRASHORT Oil & Gas	155,438	—	—
ULTRASHORT Real Estate	150,961	—	—
ULTRASHORT Semiconductors	72,713	—	—
ULTRASHORT Technology	72,554	—	—
ULTRASHORT Telecommunications	12,979	1,731	24,229
ULTRASHORT Utilities	80,644	—	—
SHORT MSCI EAFE	70,340	9,379	9,269
SHORT MSCI Emerging Markets	98,166	—	—
ULTRASHORT MSCI EAFE	101,030	—	—
ULTRASHORT MSCI Emerging Markets	81,023	—	—
ULTRASHORT FTSE/Xinhua China 25	293,892	—	—
ULTRASHORT MSCI Japan	79,748	10,633	36,958
ULTRASHORT Lehman 7 - 10 Year Treasury	11,355	1,514	26,481
ULTRASHORT Lehman 20+ Year Treasury	21,156	2,821	16,273

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Amounts waived or reimbursed by the Advisor in a particular fiscal year may be recouped by the Advisor within five years of the waiver or reimbursement to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. As of May 31, 2008, the amounts that the Advisor may potentially be reimbursed are as follows:

Fund	Expires 2012	Expires 2013	Expires 2014	Total Amount Eligible for Reimbursement
ULTRA QQQ®	$228,566	$669,160	—	$897,726
ULTRA Dow30SM	158,554	175,665	—	334,219
ULTRA S&P500®	147,614	232,748	—	380,362
ULTRA MidCap400	209,933	286,266	—	496,199
ULTRA SmallCap600	41,031	185,155	—	226,186
ULTRA Russell2000	161,781	421,746	—	583,527
ULTRA Russell1000 Value	—	138,086	—	138,086
ULTRA Russell1000 Growth	—	169,173	—	169,173
ULTRA Russell MidCap Value	21,550	124,013	—	145,563
ULTRA Russell MidCap Growth	29,898	138,001	—	167,899
ULTRA Russell2000 Value	—	214,809	—	214,809
ULTRA Russell2000 Growth	—	210,666	—	210,666
ULTRA Basic Materials	39,506	104,346	—	143,852
ULTRA Consumer Goods	38,119	87,973	—	126,092
ULTRA Consumer Services	47,434	88,154	—	135,588
ULTRA Financials	53,756	265,245	—	319,001
ULTRA Health Care	37,543	105,375	—	142,918
ULTRA Industrials	41,102	100,475	—	141,577
ULTRA Oil & Gas	45,444	156,021	—	201,465
ULTRA Real Estate	46,989	103,041	—	150,030
ULTRA Semiconductors	36,242	115,778	—	152,020
ULTRA Technology	42,523	158,319	—	200,842
ULTRA Telecommunications	—	—	$40,177	40,177
ULTRA Utilities	38,375	94,092	—	132,467
SHORT QQQ®	164,375	175,126	—	339,501
SHORT Dow30SM	154,968	136,313	—	291,281
SHORT S&P500®	127,594	68,241	—	195,835
SHORT MidCap400	116,362	101,610	—	217,972
SHORT SmallCap600	33,570	72,503	—	106,073
SHORT Russell2000	32,031	112,810	—	144,841
ULTRASHORT QQQ®	136,708	1,218,267	—	1,354,975
ULTRASHORT Dow30SM	145,884	178,085	—	323,969
ULTRASHORT S&P500®	—	—	—	—
ULTRASHORT MidCap400	95,012	64,392	—	159,404
ULTRASHORT SmallCap600	37,182	83,320	—	120,502
ULTRASHORT Russell2000	—	479,976	—	479,976
ULTRASHORT Russell1000 Value	27,166	68,549	—	95,715

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

Fund	Expires 2012	Expires 2013	Expires 2014	Total Amount Eligible for Reimbursement
ULTRASHORT Russell1000 Growth	$27,174	$75,997	—	$103,171
ULTRASHORT Russell MidCap Value	27,187	67,544	—	94,731
ULTRASHORT Russell MidCap Growth	28,193	66,332	—	94,525
ULTRASHORT Russell2000 Value	27,854	98,279	—	126,133
ULTRASHORT Russell2000 Growth	28,943	91,988	—	120,931
ULTRASHORT Basic Materials	32,123	105,658	—	137,781
ULTRASHORT Consumer Goods	32,621	76,732	—	109,353
ULTRASHORT Consumer Services	32,412	80,646	—	113,058
ULTRASHORT Financials	—	124,301	—	124,301
ULTRASHORT Health Care	32,629	72,915	—	105,544
ULTRASHORT Industrials	32,149	77,479	—	109,628
ULTRASHORT Oil & Gas	38,503	156,784	—	195,287
ULTRASHORT Real Estate	43,575	158,797	—	202,372
ULTRASHORT Semiconductors	26,324	78,925	—	105,249
ULTRASHORT Technology	32,468	72,554	—	105,022
ULTRASHORT Telecommunications	—	—	$38,939	38,939
ULTRASHORT Utilities	32,116	80,644	—	112,760
SHORT MSCI EAFE	—	88,988	—	88,988
SHORT MSCI Emerging Markets	—	98,166	—	98,166
ULTRASHORT MSCI EAFE	—	101,030	—	101,030
ULTRASHORT MSCI Emerging Markets	—	81,023	—	81,023
ULTRASHORT FTSE/Xinhua China 25	—	293,892	—	293,892
ULTRASHORT MSCI Japan	—	127,339	—	127,339
ULTRASHORT Lehman 7-10 Year Treasury	—	—	39,350	39,350
ULTRASHORT Lehman 20+ Year Treasury	—	—	40,250	40,250

5. Administration Fees

J.P. Morgan Investor Services Co. acts as administrator to the Funds. The administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the administrator for such out-of-pocket expenses as incurred by the administrator in the performance of its duties. Certain employees of the administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

7. Trustees Fees

Each Trustee of ProShares and other affiliated funds are paid quarterly an aggregate fee consisting of a $65,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $3,000, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $1,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in Creation Units, a bundle of a specified number of shares. Certain Funds are permitted to do such transactions on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an authorized participant. Each Fund will impose transaction fees to those investors creating or redeeming creation units.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit is applicable to each creation and redemption transaction. The maximum additional variable transaction fee for in-kind and cash purchases and redemptions is up to 0.10% of the amount invested. Purchasers and redeemers of Creation Units of Ultra Share Funds affected through in-kind transactions are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay additional fees for such services.

Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
Fund	05/31/08	05/31/07
ULTRA QQQ®	$398,553	$79,144
ULTRA Dow30SM	86,781	44,794
ULTRA S&P500®	219,860	43,625
ULTRA MidCap400	9,616	19,315
ULTRA SmallCap600	2,771	4,095
ULTRA Russell2000	40,142	9,243
ULTRA Russell1000 Value	—	2,310
ULTRA Russell1000 Growth	6,770	2,310
ULTRA Russell MidCap Value	1,363	2,310
ULTRA Russell MidCap Growth	6,915	2,310
ULTRA Russell2000 Value	673	2,310
ULTRA Russell2000 Growth	801	2,310

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

	For the periods ended
Fund	05/31/08	05/31/07
ULTRA Basic Materials	$8,714	$2,310
ULTRA Consumer Goods	1,818	2,310
ULTRA Consumer Services	—	3,461
ULTRA Financials	247,108	4,493
ULTRA Health Care	2,240	2,310
ULTRA Industrials	1,510	2,992
ULTRA Oil & Gas	36,002	7,539
ULTRA Real Estate	10,680	7,600
ULTRA Semiconductors	19,750	2,310
ULTRA Technology	26,507	3,540
ULTRA Telecommunications	2,310	—
ULTRA Utilities	737	2,310
SHORT QQQ®	70,970	42,901
SHORT Dow30SM	58,476	18,414
SHORT S&P500®	104,682	34,236
SHORT MidCap400	11,379	42,277
SHORT SmallCap600	619	1,155
SHORT Russell2000	29,561	2,835
ULTRASHORT QQQ®	1,868,551	698,206
ULTRASHORT Dow30SM	737,418	171,941
ULTRASHORT S&P500®	1,973,091	291,259
ULTRASHORT MidCap400	73,669	72,738
ULTRASHORT SmallCap600	35,632	7,821
ULTRASHORT Russell2000	359,401	53,283
ULTRASHORT Russell1000 Value	5,226	3,502
ULTRASHORT Russell1000 Growth	6,905	3,511
ULTRASHORT Russell MidCap Value	—	3,501
ULTRASHORT Russell MidCap Growth	4,549	3,439
ULTRASHORT Russell2000 Value	24,919	5,865
ULTRASHORT Russell2000 Growth	10,419	5,883
ULTRASHORT Basic Materials	123,890	2,310
ULTRASHORT Consumer Goods	7,799	2,310
ULTRASHORT Consumer Services	27,728	3,477
ULTRASHORT Financials	917,107	13,558
ULTRASHORT Health Care	—	2,310
ULTRASHORT Industrials	22,322	3,296
ULTRASHORT Oil & Gas	281,515	9,937
ULTRASHORT Real Estate	496,253	30,433
ULTRASHORT Semiconductors	9,956	2,310
ULTRASHORT Technology	21,175	3,398
ULTRASHORT Telecommunications	2,310	—
ULTRASHORT Utilities	14,227	4,099

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

	For the periods ended
Fund	05/31/08	05/31/07
SHORT MSCI EAFE	$4,273	—
SHORT MSCI Emerging Markets	6,263	—
ULTRASHORT MSCI EAFE	56,405	—
ULTRASHORT MSCI Emerging Markets	179,557	—
ULTRASHORT FTSE/Xinhua China 25	546,780	—
ULTRASHORT MSCI Japan	8,070	—
ULTRASHORT Lehman 7 - 10 Year Treasury	6,976	—
ULTRASHORT Lehman 20+ Year Treasury	19,760	—

10. Investment Transactions

For the periods ended May 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
ULTRA QQQ®	$740,322,187	$242,125,361
ULTRA Dow30SM	175,462,796	136,195,055
ULTRA S&P500®	473,756,935	95,265,719
ULTRA MidCap400	62,767,153	46,580,979
ULTRA SmallCap600	14,307,087	5,373,923
ULTRA Russell2000	115,786,469	33,963,129
ULTRA Russell1000 Value	2,909,954	4,672,101
ULTRA Russell1000 Growth	30,505,435	6,253,958
ULTRA Russell MidCap Value	3,961,534	9,317,223
ULTRA Russell MidCap Growth	23,835,998	15,820,744
ULTRA Russell2000 Value	7,079,992	6,811,752
ULTRA Russell2000 Growth	8,454,911	6,640,835
ULTRA Basic Materials	33,680,231	8,703,305
ULTRA Consumer Goods	5,573,206	817,506
ULTRA Consumer Services	389,348	1,237,344
ULTRA Financials	854,301,360	41,349,303
ULTRA Health Care	11,021,907	3,890,455
ULTRA Industrials	6,694,625	2,492,574
ULTRA Oil & Gas	133,845,825	42,354,587
ULTRA Real Estate	37,639,216	5,469,086
ULTRA Semiconductors	39,266,317	26,385,424
ULTRA Technology	78,200,671	12,338,315
ULTRA Telecommunications	9,683,409	1,287
ULTRA Utilities	3,296,350	6,041,432

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at a fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2008, the fair value of the cash and securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
ULTRA QQQ®	$1,031,615,656	$100,009,216
ULTRA Dow30SM	57,772,235	5,300,319
ULTRA S&P500®	414,614,142	41,452,360
ULTRA MidCap400	33,789,473	6,138,901
ULTRA Russell2000	58,640,425	7,918,285
ULTRA Basic Materials	20,665,955	4,033,367
ULTRA Consumer Goods	5,447,874	181,572
ULTRA Financials	27,305,282	1,921,378
ULTRA Oil & Gas	109,929,191	17,810,753
ULTRA Semiconductors	26,025,215	(2,835,195)
ULTRA Technology	15,764,342	2,108,401

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2008, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
ULTRA QQQ®	$1,042,831,735
ULTRA Dow30SM	182,816,111
ULTRA S&P500®	603,357,486
ULTRA MidCap400	45,756,437
ULTRA Russell2000	47,214,182
ULTRA Basic Materials	7,067,832
ULTRA Financials	174,063,339
ULTRA Oil & Gas	49,204,971
ULTRA Real Estate	16,845,149
ULTRA Semiconductors	110,646,420
ULTRA Technology	55,560,285
ULTRA Utilities	6,621,176

12. Risk

Refer to the prospectus for a complete description of risks associated with the Funds.

Concentration Risk

Each Ultra Sector and UltraShort Sector Fund may concentrate its investments in one or more particular industries to the same extent that its underlying index is so concentrated. These Funds are subject to the risk that those issuers (or industry sectors) will perform poorly, and the Funds' performance will be negatively impacted by that

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

poor performance. The ULTRASHORT FTSE/Xinhua China 25 and the ULTRASHORT MSCI Japan Funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund's daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality.

At May 31, 2008, Ultra Oil and Gas Fund, UltraShort Russell MidCap Value Fund and the UltraShort Russell 2000 Value Fund had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each fund's net asset value.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage to the extent that the Funds' exposure to the markets exceed the net assets of the Fund, each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of ProShare Advisors. Additionally, counterparties with the ability to demand repayment at anytime, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its Underlying Benchmark.

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2008

13. Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

14. Subsequent Events (Unaudited):

Recent events in the financial sector have resulted in an unusually high degree of volatility in the share price of the ULTRA Financials and ULTRASHORT Financials Funds. Such events occurring subsequent to the date of this report have included, but are not limited to, the seizure of IndyMac Bancorp, Inc. by U.S. banking regulators (subsequently reopened as IndyMac Federal Bank under Federal Deposit Insurance Corp. supervision), suggestions that government-sponsored enterprises such as Fannie Mae and Freddie Mac may be undercapitalized, and continued fallout from the housing & mortgage crises. The concentration of these Funds' investments in the financial sector exposes investors to the negative (or positive) performance resulting from these and other events.

Effective July 21, 2008, the Securities and Exchange Commission enacted an emergency rule, in effect for up to 30 days, intended to enhance investor protections against "naked" short selling. The rule applies to shares of nineteen major financial firms, and requires short sellers to arrange to borrow the securities of these firms prior to executing their sale, and to deliver them at settlement. Short ProShares gain short exposure through derivative securities, and it is possible that this emergency rule could impact the Funds' derivative counterparties. While the rule is not expected to be material to the Funds, its complete impact is unknown. Possible impacts include a reduced inventory of shares available for borrowing, and increased transaction costs relating to short selling.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following sixty two funds included in the ProShares Trust:

1. Ultra QQQ
2. Ultra Dow30
3. Ultra S&P 500
4. Ultra MidCap 400
5. Ultra SmallCap 600
6. Ultra Russell 2000
7. Ultra Russell 1000 Value
8. Ultra Russell 1000 Growth
9. Ultra Russell MidCap Value
10. Ultra Russell MidCap Growth
11. Ultra Russell 2000 Value
12. Ultra Russell 2000 Growth
13. Ultra Basic Materials
14. Ultra Consumer Goods
15. Ultra Consumer Services
16. Ultra Financials
17. Ultra Health Care
18. Ultra Industrials
19. Ultra Oil & Gas
20. Ultra Real Estate
21. Ultra Semiconductors	22. Ultra Technology
23. Ultra Telecommunications
24. Ultra Utilities
25. Short QQQ
26. Short Dow30
27. Short S&P 500
28. Short MidCap 400
29. Short SmallCap 600
30. Short Russell 2000
31. UltraShort QQQ
32. UltraShort Dow 30
33. UltraShort S&P 500
34. UltraShort MidCap 400
35. UltraShort SmallCap 600
36. UltraShort Russell 2000
37. UltraShort Russell 1000 Value
38. UltraShort Russell 1000 Growth
39. UltraShort Russell MidCap Value
40. UltraShort Russell MidCap Growth
41. UltraShort Russell 2000 Value
42. UltraShort Russell 2000 Growth	43. UltraShort Basic Materials
44. UltraShort Consumer Goods
45. UltraShort Consumer Services
46. UltraShort Financials
47. UltraShort Health Care
48. UltraShort Industrials
49. UltraShort Oil & Gas
50. UltraShort Real Estate
51. UltraShort Semiconductors
52. UltraShort Technology
53. UltraShort Telecommunications
54. UltraShort Utilities
55. Short MSCI EAFE
56. Short MSCI Emerging Markets
57. UltraShort MSCI EAFE
58. UltraShort MSCI Emerging Markets
59. UltraShort FTSE/Xinhua China 25
60. UltraShort MSCI Japan
61. UltraShort Lehman 7-10 Year Treasury
62. UltraShort Lehman 20+ Year Treasury

(collectively the "Funds") at May 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year or period then ended presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and financial highlights of the Funds for the year or period ended May 31, 2007 were audited by other auditors whose report dated July 20, 2007 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 28, 2008

ProShares Trust Board Approval of Investment Advisory Agreements

(Unaudited)

Under an amended investment advisory agreement between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund, dated December 14, 2005 ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through October 23, 2008 for SHORT MSCI EAFE ProShares and ULTRASHORT MSCI EAFE ProShares, through November 1, 2008 for SHORT MSCI Emerging Markets ProShares and ULTRASHORT Emerging Market ProShares, through November 8, 2008 for ULTRASHORT MSCI Japan ProShares and ULTRASHORT FTSE/Xinhua China 25 ProShares, through March 27, 2009 for ULTRA Telecommunications ProShares and ULTRASHORT Telecommunications ProShares and through May 1, 2009 for ULTRASHORT Lehman 7-10 Year Treasury ProShares and ULTRASHORT Lehman 20+ Year Treasury ProShares. After such dates, the expense waiver and reimbursement may be terminated or revised. For the other Funds covered by this Report, ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of waiver or reimbursement to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds' Shares. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

At a meeting held on December 10, 2007, the Board unanimously approved the continuance of the Advisory Agreement with respect to Funds covered by this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. The Board considered each Fund's performance in their review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unique in the ETF marketplace. The Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Non-Interested Trustees") were also advised by independent legal counsel.

Nature, Extent and Quality of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and

ProShares Trust Board Approval of Investment Advisory Agreements

(Unaudited)

retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding how Fund brokerage would be allocated. Finally, the Board reviewed the compliance activities of the Advisor. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide appropriately high quality services to the Funds consistent with the terms of the Advisory Agreement, and that the expected high quality of services will benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them. The Board also concluded that the portfolio manager compensation structure was appropriate and did not provide any inappropriate incentives, and that the Advisor's brokerage practices were reasonable.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that there are few similar funds in the marketplace. Notwithstanding, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided a comprehensive presentation for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage or portfolio management in the usual sense. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs to investors to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and therefore not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Non-Interested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Potential Economies of Scale

The Board discussed with representatives of the Advisor the potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds' expected asset volatility may offset such economies. In addition, the Advisor discussed with the Board that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend significantly on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. The Board also considered the extended period associated with the start-up of the Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each Fund, the Board, and the Non-Interested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

Proxy Voting Information (Unaudited)

You may obtain a description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the EDGAR Database on the Securities and Exchange Commission's ("SEC") website (http://www.sec.gov).

Quarterly Portfolio Holdings Information (Unaudited)

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust Form N-Q will be available on the SEC's website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Change in Auditors

Other Information (Unaudited)

On June 5, 2007, the Board, upon the recommendation of the Audit Committee of the Board, determined not to retain Ernst & Young LLP ("E&Y") and approved a change of the Trust's independent auditors to PricewaterhouseCoopers LLP ("PwC"). For the period ended May 31, 2007, E&Y served as the Trust's independent auditor. During the period ended May 31, 2007, E&Y's audit report, concerning the Trust, contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audit for the period ended May 31, 2007 and through June 5, 2007, there were no disagreements between the Trust and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Trustees and Officers of ProShares Trust

(Unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (62) ProFunds (112) Access One Trust (3)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancy Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present); Delancy Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (62) ProFunds (112) Access One Trust (3)	AMC Delancy Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (April 1997 to present)	ProShares (62) ProFunds (112) Access One Trust (3)	None

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Trustees and Officers of ProShares Trust (cont.)

(Unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; November 2005 to present	Chairman and Chief Executive Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (April 1997 to present)

Louis Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of ProShare Advisors (November 2005 to present) and ProFund Advisors (April 1997 to present)

Simon Collier Two Portland Square, 1st Flr Portland, ME 04101 Birth Date: 10/61	Treasurer	Indefinite; June 19, 2006 to present	Partner, Foreside Financial Group, LLC since April 2005 (Managing Partner from April 2005 – May 2008) President and Founder, Sondent Group, LLC (financial services consulting company) since May 2008; Chief Operating Officer and Managing Director, Global Fund Services, Citigroup 2003-2005

Victor Frye, Esq., 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer, Chief Legal Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of ProFund Advisors (November 2005 to present); Calvert Group, Ltd.: Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002)

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Acting Secretary	Indefinite; 9/07 to Present	Vice President of ProFund Advisors LLC (January 2007 to present); Assistant Vice President of ProFund Advisors LCC (December 2002 – December 2006)

Gregory Pickard, Esq 73 Tremont Street Boston, MA 02108 Birth Date: 3/65	Assistant Secretary	Indefinite; November 14, 2005 to present	Executive Director and Associate General Counsel for J.P. Morgan Investor Services, Co. since July 2001

Charles Todd 73 Tremont Street Boston, MA 02108 Birth Date: 9/71	Assistant Treasurer	Indefinite; June 19, 2006 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President for over 5 years

Gary Casagrande 73 Tremont Street Boston, MA 02108 Birth Date: 9/72	Assistant Treasurer	Indefinite: March 31, 2007 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. since Aug 2006. Senior Manager with Fund Administration Department at Investors Bank and Trust Co April 2005 – Aug 2006. Project and relationship manager at Deutsche Bank July 2000 – April 2005

**  Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

ProShares

ProShares Trust
7501 Wisconsin Avenue
Suite 1000
Bethesda, MD 20814

866.PRO.5125

www.proshares.com

"Standard & Poor's®," "S&P® ," " S&P 500®,""Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by Proshares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in Proshares.

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form
N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant changed independent registered public accounting firms for the fiscal year ended May 31, 2008.

(a)                                  Audit Fees

For the fiscal year ended May 31, 2008, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $865,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal years ended May 31, 2007 Ernst & Young LLP (“E&Y”) billed the Funds aggregate fees of $444,600 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                 Audit Related Fees

For the fiscal year ended May 31, 2008, PwC billed the Funds aggregate fees of $38,140 for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.  Audit-Related Fees represent procedures applied to the semi-annual financial statement (reviewing the semi-annual report and valuation procedures with respect to investments), procedures applied to the quarterly filings and review of the Funds’ quarterly registered investment company qualifications as requested by the registrant’s audit committee.

For the fiscal year ended May 31, 2007, E&Y billed the Funds aggregate fees of $5,000 for assurances and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and are not reported under the section Audit Fees above.

(c)                                  Tax Fees

For the fiscal year ended May 31, 2008, PwC billed the Funds aggregate fees of $263,000 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2007, E&Y billed the Funds aggregate fees of $86,200 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                                 All Other Fees

For the fiscal year ended May 31, 2008, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2007, E&Y did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)       The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)       For the fiscal years ended May 31, 2008 and May 31, 2007, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC or E&Y, respectively.

(f)                                    No disclosures are required for this Item 4(f).

(g)                                 For the fiscal year ended May 31, 2008, $128,421was billed by PwC for services rendered to the Funds and to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2007, $260,400was billed by E&Y for services rendered to the Funds and to the Advisor.

(h)           The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

Schedule of Portfolio Investments May 31, 2008

Ultra S&P500

Shares		Value
	Common Stocks(a) - 85.7%
	Consumer Discretionary - 7.3%

5,465	Abercrombie & Fitch Co., Class A	$396,759
19,566	Amazon.Com, Inc.*	1,596,977
8,713	Apollo Group, Inc., Class A*	416,394
8,565	AutoNation, Inc.*	135,241
2,727	Autozone, Inc.*	345,129
16,617	Bed Bath & Beyond, Inc.*	529,418
22,352	Best Buy Co., Inc.	1,043,615
5,162	Big Lots, Inc.*	160,332
3,865	Black & Decker Corp.	250,065
5,555	Brunswick Corp.	76,104
27,692	Carnival Corp.	1,109,342
43,182	CBS Corp., Class B	931,868
7,764	Centex Corp.	146,196
31,583	Clear Channel Communications, Inc.	1,106,037
22,324	Coach, Inc.*	810,361
191,006	Comcast Corp., Class A	4,297,635
9,089	Darden Restaurants, Inc.	311,298
3,624	Dillard’s, Inc., Class A	58,999
45,198	DIRECTV Group, Inc. (The)*	1,270,064
17,382	DR Horton, Inc.	220,925
18,279	Eastman Kodak Co.	280,034
5,680	EW Scripps Co., Class A	267,528
13,225	Expedia, Inc.*	320,706
8,914	Family Dollar Stores, Inc.	190,760
140,002	Ford Motor Co.*	952,014
9,772	Fortune Brands, Inc.	678,959
10,211	GameStop Corp., Class A*	506,466
14,578	Gannett Co., Inc.	419,992
28,847	Gap, Inc. (The)	526,458
35,908	General Motors Corp.	614,027
10,486	Genuine Parts Co.	461,489
15,236	Goodyear Tire & Rubber Co. (The)*	387,147
20,640	H&R Block, Inc.	481,738
15,129	Harley-Davidson, Inc.	628,913
3,836	Harman International Industries, Inc.	171,546
9,046	Hasbro, Inc.	327,827
107,054	Home Depot, Inc.	2,928,997
11,462	IAC/InterActiveCorp*	258,468
19,843	International Game Technology	707,601
29,888	Interpublic Group of Cos., Inc.*	297,983
14,065	JC Penney Co., Inc.	565,976
37,666	Johnson Controls, Inc.	1,282,904
5,492	Jones Apparel Group, Inc.	92,375
4,884	KB Home	100,171
19,898	Kohl’s Corp.*	891,430
10,632	Leggett & Platt, Inc.	203,071
8,824	Lennar Corp., Class A	148,949
6,311	Liz Claiborne, Inc.	110,190
92,781	Lowe’s Cos., Inc.	2,226,744
19,714	Ltd Brands, Inc.	382,057
27,467	Macy’s, Inc.	650,144
19,090	Marriott International, Inc., Class A	628,252
22,923	Mattel, Inc.	461,669
73,055	McDonald’s Corp.	4,333,623
20,476	McGraw-Hill Cos., Inc. (The)	849,549
2,392	Meredith Corp.	78,482
9,121	New York Times Co. (The), Class A	158,888
17,553	Newell Rubbermaid, Inc.	352,464
145,955	News Corp., Class A	2,619,892
24,289	Nike, Inc., Class B	1,660,639
11,356	Nordstrom, Inc.	397,233
17,316	Office Depot, Inc.*	219,913
4,815	OfficeMax, Inc.	104,389
20,337	Omnicom Group, Inc.	996,716
3,735	Polo Ralph Lauren Corp.	260,890
13,559	Pulte Homes, Inc.	165,827
8,316	RadioShack Corp.	121,829
4,627	Sears Holdings Corp.*	391,999
6,466	Sherwin-Williams Co. (The)	363,066
3,660	Snap-On, Inc.	226,627
4,965	Stanley Works (The)	241,200
44,467	Staples, Inc.	1,042,751
46,333	Starbucks Corp.*	842,797
11,944	Starwood Hotels & Resorts Worldwide, Inc.	578,090
51,934	Target Corp.	2,771,198
8,056	Tiffany & Co.	394,986
226,865	Time Warner, Inc.	3,602,616
27,722	TJX Cos., Inc.	888,767
5,564	VF Corp.	421,195
40,654	Viacom, Inc., Class B*	1,456,226
119,449	Walt Disney Co. (The)	4,013,486
368	Washington Post Co. (The), Class B	231,259
5,545	Wendy’s International, Inc.	164,465
4,797	Whirlpool Corp.	353,443
11,229	Wyndham Worldwide Corp.	245,691
30,163	Yum! Brands, Inc.	1,197,471
		66,113,011
	Consumer Staples - 9.0%

133,741	Altria Group, Inc.	2,977,075
45,365	Anheuser-Busch Cos, Inc.	2,606,673
40,825	Archer-Daniels-Midland Co.	1,620,752
27,072	Avon Products, Inc.	1,057,432
5,350	Brown-Forman Corp., Class B	402,213
13,966	Campbell Soup Co.	467,582
8,808	Clorox Co.	503,201
126,785	Coca-Cola Co. (The)	7,259,709
18,242	Coca-Cola Enterprises, Inc.	367,394
32,341	Colgate-Palmolive Co.	2,404,877
30,930	ConAgra Foods, Inc.	729,329
12,311	Constellation Brands, Inc., Class A*	262,471
27,579	Costco Wholesale Corp.	1,966,934
90,832	CVS/Caremark Corp.	3,886,701
9,601	Dean Foods Co.*	208,822
7,240	Estee Lauder Cos., Inc. (The), Class A	344,624
21,363	General Mills, Inc.	1,350,142
10,671	Hershey Co. (The)	418,196
19,992	HJ Heinz Co.	997,801
16,531	Kellogg Co.	856,471
26,659	Kimberly-Clark Corp.	1,700,844
97,266	Kraft Foods, Inc., Class A	3,159,200
42,673	Kroger Co. (The)	1,179,482
8,117	McCormick & Co., Inc. (Non-Voting)	305,037
8,725	Molson Coors Brewing Co., Class B	506,050
8,703	Pepsi Bottling Group, Inc.	282,151
101,610	PepsiCo, Inc.	6,939,963
133,741	Philip Morris International, Inc.*	7,042,801
195,222	Procter & Gamble Co.	12,894,413
10,854	Reynolds American, Inc.	596,102
27,924	Safeway, Inc.	889,938
45,177	Sara Lee Corp.	622,539
13,418	SUPERVALU, Inc.	470,569
38,288	SYSCO Corp.	1,181,568
17,367	Tyson Foods, Inc., Class A	327,194
9,482	UST, Inc.	523,691
62,888	Walgreen Co.	2,265,226
149,887	Wal-Mart Stores, Inc.	8,654,475
8,850	Whole Foods Market, Inc.	256,650
13,730	Wm. Wrigley Jr. Co.	1,058,995
		81,545,287

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
	Energy - 12.3%

29,692	Anadarko Petroleum Corp.	$2,226,009
21,123	Apache Corp.	2,831,749
19,627	Baker Hughes, Inc.	1,739,345
18,583	BJ Services Co.	561,207
13,848	Cameron International Corp.*	737,129
30,509	Chesapeake Energy Corp.	1,670,978
131,735	Chevron Corp.	13,061,525
99,054	ConocoPhillips	9,221,927
11,577	CONSOL Energy, Inc.	1,129,452
28,190	Devon Energy Corp.	3,268,349
44,454	El Paso Corp.	869,076
9,130	ENSCO International, Inc.	655,808
15,670	EOG Resources, Inc.	2,015,632
339,380	Exxon Mobil Corp.	30,123,369
55,833	Halliburton Co.	2,712,367
17,693	Hess Corp.	2,172,877
44,974	Marathon Oil Corp.	2,311,214
12,036	Murphy Oil Corp.	1,115,135
17,805	Nabors Industries Ltd.*	748,522
26,214	National Oilwell Varco, Inc.*	2,184,150
17,042	Noble Corp.	1,076,032
10,900	Noble Energy, Inc.	1,062,205
52,180	Occidental Petroleum Corp.	4,796,907
17,192	Peabody Energy Corp.	1,270,833
9,509	Range Resources Corp.	625,312
7,061	Rowan Cos., Inc.	311,743
75,977	Schlumberger Ltd.	7,683,554
12,738	Smith International, Inc.	1,005,283
40,125	Spectra Energy Corp.	1,084,178
7,460	Sunoco, Inc.	331,746
8,729	Tesoro Corp.	216,916
20,156	Transocean, Inc. *	3,027,230
33,916	Valero Energy Corp.	1,724,289
43,038	Weatherford International Ltd.*	1,963,824
37,111	Williams Cos., Inc.	1,411,702
32,373	XTO Energy, Inc.	2,059,570
		111,007,144
	Financials - 13.6%

20,927	ACE Ltd.	1,257,085
30,116	Aflac, Inc.	2,021,687
35,550	Allstate Corp. (The)	1,810,917
18,194	AMBAC Financial Group, Inc.	56,947
12,376	American Capital Strategies Ltd.	396,032
73,337	American Express Co.	3,399,170
170,856	American International Group, Inc.	6,150,816
14,397	Ameriprise Financial, Inc.	680,402
19,381	AON Corp.	914,589
5,819	Apartment Investment & Management Co., Class A (REIT)	230,258
6,068	Assurant, Inc.	412,806
4,875	AvalonBay Communities, Inc. (REIT)	493,350
281,794	Bank of America Corp.	9,583,814
72,403	Bank of New York Mellon Corp. (The)	3,224,106
34,649	BB&T Corp.	1,090,404
7,580	Boston Properties, Inc. (REIT)	740,869
23,660	Capital One Financial Corp.	1,138,519
11,023	CB Richard Ellis Group, Inc., Class A*	247,577
59,561	Charles Schwab Corp. (The)	1,321,063
23,487	Chubb Corp.	1,262,661
10,496	Cincinnati Financial Corp.	367,570
17,903	CIT Group, Inc.	179,030
330,264	Citigroup, Inc.	7,229,479
3,382	CME Group, Inc.	1,455,275
9,548	Comerica, Inc.	354,995
36,842	Countrywide Financial Corp.	193,789
7,577	Developers Diversified Realty Corp. (REIT)	300,655
30,394	Discover Financial Services	521,257
29,307	E*Trade Financial Corp.*	120,159
17,105	Equity Residential (REIT)	723,370
67,259	Fannie Mae	1,817,338
5,486	Federated Investors, Inc., Class B	201,940
33,798	Fifth Third Bancorp	632,023
11,826	First Horizon National Corp.	113,411
9,976	Franklin Resources, Inc.	1,009,771
40,983	Freddie Mac	1,041,788
16,922	General Growth Properties, Inc. (REIT)	703,278
27,445	Genworth Financial, Inc., Class A	606,535
25,064	Goldman Sachs Group, Inc. (The)	4,421,540
19,919	Hartford Financial Services Group, Inc.	1,415,643
14,866	HCP, Inc. (REIT)	509,309
33,211	Host Hotels & Resorts, Inc. (REIT)	570,897
32,883	Hudson City Bancorp, Inc.	585,317
23,233	Huntington Bancshares, Inc.	207,006
4,449	IntercontinentalExchange, Inc.*	614,852
9,371	Janus Capital Group, Inc.	271,759
217,138	JPMorgan Chase & Co.	9,336,934
25,295	Keycorp	492,494
16,040	Kimco Realty Corp. (REIT)	631,174
8,552	Legg Mason, Inc.	460,183
33,658	Lehman Brothers Holdings, Inc.	1,238,951
10,731	Leucadia National Corp.	582,693
16,783	Lincoln National Corp.	925,750
27,889	Loews Corp.	1,382,458
4,885	M&T Bank Corp.	423,334
33,051	Marsh & McLennan Cos., Inc.	899,979
16,606	Marshall & Ilsley Corp.	385,923
13,332	MBIA, Inc.	92,791
61,630	Merrill Lynch & Co., Inc.	2,706,790
44,986	MetLife, Inc.	2,700,510
7,933	MGIC Investment Corp.	95,355
13,047	Moody’s Corp.	483,783
70,070	Morgan Stanley	3,099,196
48,220	National City Corp.	281,605
12,175	Northern Trust Corp.	925,300
16,810	NYSE Euronext	1,074,495
10,857	Plum Creek Timber Co., Inc. (REIT)	506,479
21,617	PNC Financial Services Group, Inc.	1,388,892
16,389	Principal Financial Group, Inc.	883,039
43,032	Progressive Corp. (The)	863,222
16,379	Prologis (REIT)	1,014,351
28,292	Prudential Financial, Inc.	2,113,412
7,900	Public Storage (REIT)	696,227
43,999	Regions Financial Corp.	784,062
5,693	Safeco Corp.	381,431
14,149	Simon Property Group, Inc. (REIT)	1,405,845
29,597	SLM Corp.*	670,964
30,355	Sovereign Bancorp, Inc.	277,445
24,578	State Street Corp.	1,770,108
22,255	SunTrust Banks, Inc.	1,161,934
16,731	T. Rowe Price Group, Inc.	969,060
5,771	Torchmark Corp.	365,939
39,351	Travelers Cos., Inc. (The)	1,960,073
109,727	U.S. Bancorp	3,641,839
22,008	Unum Group	529,953

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
8,562	Vornado Realty Trust (REIT)	$836,764
134,979	Wachovia Corp.	3,212,500
67,119	Washington Mutual, Inc.	605,413
209,134	Wells Fargo & Co.	5,765,824
11,286	XL Capital Ltd., Class A	393,994
6,796	Zions Bancorporation	292,840
		123,312,366
	Health Care - 9.8%

98,054	Abbott Laboratories	5,525,343
31,502	Aetna, Inc.	1,485,634
19,407	Allergan, Inc.	1,118,231
10,315	AmerisourceBergen Corp.	426,319
68,994	Amgen, Inc.*	3,037,806
10,618	Applera Corp. - Applied Biosystems Group	369,082
6,845	Barr Pharmaceuticals, Inc.*	299,811
40,245	Baxter International, Inc.	2,458,969
15,482	Becton Dickinson & Co.	1,307,455
18,888	Biogen Idec, Inc.*	1,185,222
85,199	Boston Scientific Corp.*	1,132,295
125,563	Bristol-Myers Squibb Co.	2,861,581
22,621	Cardinal Health, Inc.	1,278,991
27,599	Celgene Corp.*	1,679,675
17,767	Cigna Corp.	721,340
9,814	Coventry Health Care, Inc.*	451,738
31,638	Covidien Ltd.	1,584,747
6,365	CR Bard, Inc.	580,488
62,749	Eli Lilly & Co.	3,020,737
16,037	Express Scripts, Inc.*	1,156,428
19,752	Forest Laboratories, Inc.*	709,294
16,977	Genzyme Corp.*	1,162,245
58,923	Gilead Sciences, Inc.*	3,259,620
10,067	Hospira, Inc.*	422,210
10,795	Humana, Inc.*	551,085
11,630	IMS Health, Inc.	281,911
2,451	Intuitive Surgical, Inc.*	719,589
179,687	Johnson & Johnson	11,992,310
15,608	King Pharmaceuticals, Inc.*	160,138
7,010	Laboratory Corp. of America Holdings*	517,268
18,357	McKesson Corp.	1,058,281
33,235	Medco Health Solutions, Inc.*	1,610,236
71,239	Medtronic, Inc.	3,609,680
137,356	Merck & Co., Inc.	5,351,390
3,491	Millipore Corp.*	253,621
19,308	Mylan, Inc.	257,762
8,205	Patterson Cos., Inc.*	279,052
7,462	PerkinElmer, Inc.	211,025
428,885	Pfizer, Inc.	8,303,214
9,976	Quest Diagnostics, Inc.	502,890
102,829	Schering-Plough Corp.	2,097,712
21,823	St. Jude Medical, Inc.*	889,287
15,128	Stryker Corp.	976,512
30,093	Tenet Healthcare Corp.*	177,549
26,554	Thermo Fisher Scientific, Inc.*	1,567,217
79,382	UnitedHealth Group, Inc.	2,715,658
7,972	Varian Medical Systems, Inc.*	378,989
6,341	Waters Corp.*	390,098
6,576	Watson Pharmaceuticals, Inc.*	187,811
34,378	WellPoint, Inc.*	1,918,980
84,874	Wyeth	3,774,347
14,792	Zimmer Holdings, Inc.*	1,076,858
		89,045,731
	Industrials - 10.1%

44,891	3M Co.	3,481,746
21,389	Allied Waste Industries, Inc.*	288,110
6,755	Avery Dennison Corp.	348,423
48,517	Boeing Co.	4,015,752
18,775	Burlington Northern Santa Fe Corp.	2,122,514
39,583	Caterpillar, Inc.	3,271,139
10,870	CH Robinson Worldwide, Inc.	701,115
8,286	Cintas Corp.	244,603
11,181	Cooper Industries Ltd., Class A	521,370
25,587	CSX Corp.	1,767,038
12,826	Cummins, Inc.	903,207
16,153	Danaher Corp.	1,262,842
27,660	Deere & Co.	2,249,864
12,175	Dover Corp.	658,424
10,403	Eaton Corp.	1,005,762
49,938	Emerson Electric Co.	2,905,393
8,224	Equifax, Inc.	313,828
13,521	Expeditors International of Washington, Inc.	636,569
19,631	FedEx Corp.	1,800,359
5,620	Fluor Corp.	1,048,411
25,515	General Dynamics Corp.	2,351,207
633,443	General Electric Co.	19,459,369
7,934	Goodrich Corp.	514,203
47,220	Honeywell International, Inc.	2,815,256
25,403	Illinois Tool Works, Inc.	1,364,141
17,295	Ingersoll-Rand Co., Ltd., Class A	761,672
11,518	ITT Corp.	760,188
7,697	Jacobs Engineering Group, Inc.*	729,522
7,764	L-3 Communications Holdings, Inc.	833,776
21,747	Lockheed Martin Corp.	2,379,992
8,238	Manitowoc Co., Inc. (The)	320,458
23,135	Masco Corp.	428,923
7,963	Monster Worldwide, Inc.*	196,606
23,873	Norfolk Southern Corp.	1,608,563
21,436	Northrop Grumman Corp.	1,617,561
23,260	PACCAR, Inc.	1,241,851
7,777	Pall Corp.	317,379
10,689	Parker Hannifin Corp.	905,038
13,390	Pitney Bowes, Inc.	486,191
8,813	Precision Castparts Corp.	1,064,610
13,630	R.R. Donnelley & Sons Co.	447,473
27,048	Raytheon Co.	1,727,285
10,075	Robert Half International, Inc.	247,644
9,411	Rockwell Automation, Inc.	551,014
10,302	Rockwell Collins, Inc.	632,234
3,683	Ryder System, Inc.	270,443
46,667	Southwest Airlines Co.	609,471
6,445	Terex Corp.*	459,851
15,776	Textron, Inc.	986,789
11,024	Trane, Inc.	511,734
30,764	Tyco International Ltd.	1,390,225
33,075	Union Pacific Corp.	2,722,403
65,615	United Parcel Service, Inc., Class B	4,659,977
62,263	United Technologies Corp.	4,423,164
31,423	Waste Management, Inc.	1,191,874
4,258	WW Grainger, Inc.	388,585
		90,923,141
	Information Technology - 14.2%

33,736	Adobe Systems, Inc.*	1,486,408
38,414	Advanced Micro Devices, Inc.*	264,288
6,088	Affiliated Computer Services, Inc., Class A*	329,970
23,157	Agilent Technologies, Inc.*	865,840
10,602	Akamai Technologies, Inc.*	414,008
19,494	Altera Corp.	451,091
18,646	Analog Devices, Inc.	654,661

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
55,752	Apple, Inc.*	$10,523,190
85,867	Applied Materials, Inc.	1,701,025
14,647	Autodesk, Inc.*	602,871
33,161	Automatic Data Processing, Inc.	1,427,581
12,188	BMC Software, Inc.*	488,739
29,653	Broadcom Corp., Class A*	850,745
24,751	CA, Inc.	656,892
5,523	Ciena Corp.*	168,783
378,137	Cisco Systems, Inc.*	10,103,821
11,754	Citrix Systems, Inc.*	402,339
18,291	Cognizant Technology Solutions Corp., Class A*	645,306
10,380	Computer Sciences Corp.*	510,177
17,395	Compuware Corp.*	177,255
8,041	Convergys Corp.*	129,701
99,873	Corning, Inc.	2,730,528
129,553	Dell, Inc.*	2,987,492
70,760	eBay, Inc.*	2,123,508
20,095	Electronic Arts, Inc.*	1,008,769
32,309	Electronic Data Systems Corp.	791,247
133,250	EMC Corp.*	2,323,880
10,856	Fidelity National Information Services, Inc.	437,280
10,430	Fiserv, Inc.*	546,115
14,711	Google, Inc., Class A*	8,617,704
156,387	Hewlett-Packard Co.	7,359,572
367,163	Intel Corp.	8,510,838
87,815	International Business Machines Corp.	11,365,895
20,790	Intuit, Inc.*	602,078
13,199	Jabil Circuit, Inc.	167,891
14,267	JDS Uniphase Corp.*	176,483
33,213	Juniper Networks, Inc.*	914,022
10,788	Kla-Tencor Corp.	497,543
6,024	Lexmark International, Inc., Class A*	222,045
14,016	Linear Technology Corp.	515,368
41,936	LSI Corp.*	304,875
14,489	MEMC Electronic Materials, Inc.*	994,815
11,977	Microchip Technology, Inc.	441,233
48,237	Micron Technology, Inc.*	389,273
507,736	Microsoft Corp.	14,379,084
8,919	Molex, Inc.	248,305
143,033	Motorola, Inc.	1,334,498
14,390	National Semiconductor Corp.	302,909
21,792	NetApp, Inc.*	531,289
22,336	Novell, Inc.*	158,139
6,468	Novellus Systems, Inc.*	154,521
35,243	Nvidia Corp.*	870,502
250,897	Oracle Corp.*	5,730,487
20,532	Paychex, Inc.	709,381
8,521	QLogic Corp.*	134,547
102,276	QUALCOMM, Inc.	4,964,477
14,532	SanDisk Corp.*	411,401
50,290	Sun Microsystems, Inc.*	651,256
53,693	Symantec Corp.*	1,166,749
26,248	Tellabs, Inc.*	142,789
11,392	Teradata Corp.*	307,698
11,060	Teradyne, Inc.*	151,964
84,135	Texas Instruments, Inc.	2,732,705
12,614	Total System Services, Inc.	309,295
30,919	Tyco Electronics Ltd.	1,240,470
22,419	Unisys Corp.*	113,440
12,351	VeriSign, Inc.*	494,534
47,554	Western Union Co. (The)	1,124,177
58,206	Xerox Corp.	790,437
18,163	Xilinx, Inc.	494,034
84,823	Yahoo!, Inc.*	2,269,863
		128,802,096
	Materials - 3.2%

13,604	Air Products & Chemicals, Inc.	1,386,520
51,660	Alcoa, Inc.	2,096,879
6,404	Allegheny Technologies, Inc.	480,300
3,551	Ashland, Inc.	190,582
6,188	Ball Corp.	336,008
6,320	Bemis Co., Inc.	168,112
59,604	Dow Chemical Co. (The)	2,408,002
5,059	Eastman Chemical Co.	387,570
11,134	Ecolab, Inc.	499,137
57,050	EI Du Pont de Nemours & Co.	2,733,265
24,281	Freeport-McMoRan Copper & Gold, Inc.	2,809,555
7,199	Hercules, Inc.	148,515
5,140	International Flavors & Fragrances, Inc.	215,674
27,135	International Paper Co.	738,615
11,028	MeadWestvaco Corp.	283,750
34,762	Monsanto Co.	4,428,679
28,754	Newmont Mining Corp.	1,366,678
19,858	Nucor Corp.	1,485,378
8,272	Pactiv Corp.*	203,739
10,392	PPG Industries, Inc.	655,008
19,871	Praxair, Inc.	1,888,937
7,952	Rohm & Haas Co.	429,249
10,252	Sealed Air Corp.	249,739
8,208	Sigma-Aldrich Corp.	482,302
6,271	Titanium Metals Corp.	109,115
7,473	United States Steel Corp.	1,290,662
6,875	Vulcan Materials Co.	528,894
13,293	Weyerhaeuser Co.	828,553
		28,829,417
	Telecommunication Services - 3.0%

25,675	American Tower Corp., Class A*	1,173,861
382,878	AT&T, Inc.	15,276,832
6,765	CenturyTel, Inc.	239,549
20,792	Citizens Communications Co.	242,435
9,732	Embarq Corp.	460,518
97,533	Qwest Communications International, Inc.	473,035
180,723	Sprint Nextel Corp.	1,691,567
182,120	Verizon Communications, Inc.	7,006,156
28,798	Windstream Corp.	384,165
		26,948,118
	Utilities - 3.2%

42,454	AES Corp. (The)*	827,004
10,608	Allegheny Energy, Inc.	580,788
13,241	Ameren Corp.	601,803
25,401	American Electric Power Co., Inc.	1,075,224
20,765	Centerpoint Energy, Inc.	351,759
14,284	CMS Energy Corp.	222,688
17,263	Consolidated Edison, Inc.	712,962
11,287	Constellation Energy Group, Inc.	973,278
36,465	Dominion Resources, Inc.	1,688,330
10,355	DTE Energy Co.	458,105
80,110	Duke Energy Corp.	1,480,433
31,456	Dynegy, Inc., Class A*	296,316
20,668	Edison International	1,100,158
12,127	Entergy Corp.	1,464,578
41,945	Exelon Corp.	3,691,160
19,337	FirstEnergy Corp.	1,522,015
25,842	FPL Group, Inc.	1,744,852
4,848	Integrys Energy Group, Inc.	248,945

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
2,863	Nicor, Inc.	$116,896
17,391	NiSource, Inc.	314,603
12,757	Pepco Holdings, Inc.	344,949
22,567	PG&E Corp.	893,428
6,375	Pinnacle West Capital Corp.	215,347
23,685	PPL Corp.	1,215,277
16,500	Progress Energy, Inc.	705,540
32,254	Public Service Enterprise Group, Inc.	1,427,562
10,961	Questar Corp.	703,915
16,576	Sempra Energy	958,259
48,510	Southern Co.	1,756,062
13,379	TECO Energy, Inc.	272,530
27,223	Xcel Energy, Inc.	580,122
		28,544,888
	Total Common Stocks (Cost $786,312,641)	$775,071,199

Principal Amount		Value
	Repurchase Agreements - 17.4%
$327,773	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $327,832(b)	$327,773
996,407	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $996,581(d)	996,407
60,091,789	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $60,103,557(c)	60,091,789
54,628,899	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $54,639,005(e)	54,628,899
294,309	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $294,365(f)	294,309
41,517,964	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $41,525,922(g)	41,517,964
	Total Repurchase Agreements (Cost $157,857,141)	157,857,141
	Total Investments (Cost $944,169,782) — 103.1%	932,928,340
	Liabilities in excess of other assets — (3.1)%	(28,425,660)
	Net Assets — 100.0%	$904,502,680

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $334,329. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $61,293,759.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,016,359. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $55,721,493.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $300,214. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $42,348,373. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,416,365
Aggregate gross unrealized depreciation	(60,783,350)
Net unrealized depreciation	$(20,366,985)
Federal income tax cost of investments	$953,295,325

Futures Contracts Purchased

Ultra S&P500 had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Sales
E-Mini S&P500 Futures Contracts	1,767	June-08	$123,535,388	$7,236,159

Cash collateral in the amount of $8,931,073 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Ultra S&P500 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	$888,701	$(11,239)

Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	2,177,104	(26,700)

Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	233,175,184	(4,634,113)

Equity Index Swap Agreement based on the S&P 500® Index	06/06/08	320,161,965	(3,917,852)

Equity Index Swap Agreement based on the S&P 500® Index	12/06/08	392,303,041	(35,170,071)

			$(43,759,975)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra MidCap400

Shares		Value
	Common Stocks(a) - 87.7%
	Consumer Discretionary - 10.8%

4,829	99 Cents Only Stores*	$40,419
9,724	Advance Auto Parts, Inc.	391,877
6,886	Aeropostale, Inc.*	240,597
22,013	American Eagle Outfitters, Inc.	401,077
5,018	American Greetings Corp., Class A	93,636
6,312	AnnTaylor Stores Corp.*	172,823
7,493	ArvinMeritor, Inc.	112,170
4,665	Barnes & Noble, Inc.	142,329
9,048	Belo Corp., Class A	86,499
2,483	Blyth, Inc.	48,319
3,189	Bob Evans Farms, Inc.	92,832
6,045	Borders Group, Inc.	37,116
11,975	BorgWarner, Inc.	619,227
5,778	Boyd Gaming Corp.	92,159
10,410	Brinker International, Inc.	228,291
6,819	Callaway Golf Co.	86,601
9,305	Career Education Corp.*	170,188
22,466	Carmax, Inc.*	441,682
2,278	CBRL Group, Inc.	67,087
12,006	Charming Shoppes, Inc.*	69,755
7,120	Cheesecake Factory (The)*	142,614
18,123	Chico’s FAS, Inc.*	137,916
3,393	Chipotle Mexican Grill, Inc., Class A*	313,174
6,165	Coldwater Creek, Inc.*	40,319
6,739	Collective Brands, Inc.*	76,353
8,755	Corinthian Colleges, Inc.*	112,064
6,167	DeVry, Inc.	351,827
8,566	Dick’s Sporting Goods, Inc.*	198,303
9,460	Dollar Tree, Inc.*	349,074
8,192	DreamWorks Animation SKG, Inc., Class A*	258,621
2,715	Entercom Communications Corp., Class A	26,281
15,893	Foot Locker, Inc.	232,197
4,990	Furniture Brands International, Inc.	70,159
14,819	Gentex Corp.	260,222
4,908	Getty Images, Inc.*	164,320
5,626	Guess?, Inc.	229,710
9,798	Hanesbrands, Inc.*	323,334
4,419	Harte-Hanks, Inc.	59,877
4,646	Hovnanian Enterprises, Inc., Class A*	36,518
3,132	International Speedway Corp., Class A	138,998
3,022	ITT Educational Services, Inc.*	219,488
4,629	John Wiley & Sons, Inc., Class A	218,720
8,101	Lamar Advertising Co., Class A*	339,027
7,944	Lear Corp.*	204,558
4,124	Lee Enterprises, Inc.	28,043
3,464	Life Time Fitness, Inc.*	138,629
3,191	Matthews International Corp., Class A	151,924
3,601	MDC Holdings, Inc.	146,309
2,352	Media General, Inc., Class A	35,844
3,362	Modine Manufacturing Co.	52,918
5,700	Mohawk Industries, Inc.*	427,956
4,596	NetFlix, Inc.*	139,535
541	NVR, Inc.*	305,865
11,872	O’Reilly Automotive, Inc.*	310,453
7,277	Pacific Sunwear of California*	69,131
13,237	PetSmart, Inc.	310,275
5,282	Phillips-Van Heusen Corp.	239,961
4,535	Regis Corp.	137,592
6,863	Rent-A-Center, Inc.*	143,986
13,938	Ross Stores, Inc.	510,410
5,320	Ruby Tuesday, Inc.	39,794
4,346	Ryland Group, Inc.	120,819
14,583	Saks, Inc.*	201,537
2,691	Scholastic Corp.*	83,690
6,727	Scientific Games Corp., Class A*	217,484
26,936	Service Corp. International	288,215
6,941	Sotheby’s	186,158
1,484	Strayer Education, Inc.	296,652
3,540	Thor Industries, Inc.	95,438
5,010	Timberland Co., Class A*	92,234
13,211	Toll Brothers, Inc.*	278,356
6,340	Tupperware Brands Corp.	242,822
3,727	Under Armour, Inc., Class A*	133,427
11,615	Urban Outfitters, Inc.*	373,887
4,943	Valassis Communications, Inc.*	78,544
4,644	Warnaco Group, Inc. (The)*	223,794
9,058	Williams-Sonoma, Inc.	230,254
		14,470,294
	Consumer Staples - 2.7%

8,735	Alberto-Culver Co.	230,866
6,137	BJ’s Wholesale Club, Inc.*	242,350
6,828	Church & Dwight Co., Inc.	388,718
7,600	Corn Products International, Inc.	357,276
5,912	Energizer Holdings, Inc.*	482,360
6,239	Hansen Natural Corp.*	194,906
7,396	Hormel Foods Corp.	279,495
5,719	JM Smucker Co. (The)	301,906
2,166	Lancaster Colony Corp.	70,980
5,274	NBTY, Inc.*	172,249
6,088	PepsiAmericas, Inc.	148,365
3,824	Ruddick Corp.	135,867
12,030	Smithfield Foods, Inc.*	376,419
2,809	Tootsie Roll Industries, Inc.	71,995
2,797	Universal Corp.	138,759
		3,592,511
	Energy - 9.6%

14,811	Arch Coal, Inc.	961,382
3,456	Bill Barrett Corp.*	186,036
8,517	Cimarex Energy Co.	580,348
25,226	Denbury Resources, Inc.*	858,441
5,494	Encore Acquisition Co.*	366,944
6,719	Exterran Holdings, Inc.*	493,981
13,370	FMC Technologies, Inc.*	960,635
9,096	Forest Oil Corp.*	607,158
10,651	Frontier Oil Corp.	320,702
10,665	Helmerich & Payne, Inc.	668,162
13,529	Newfield Exploration Co.*	855,574
2,792	Overseas Shipholding Group, Inc.	220,736
15,847	Patterson-UTI Energy, Inc.	498,864
12,283	Pioneer Natural Resources Co.	881,797
11,605	Plains Exploration & Production Co.*	829,525
17,196	Pride International, Inc.*	755,592
10,573	Quicksilver Resources, Inc.*	385,174
35,180	Southwestern Energy Co.*	1,559,881
8,310	Superior Energy Services*	446,164
5,645	Tidewater, Inc.	385,723
		12,822,819
	Financials - 13.6%

3,749	Affiliated Managers Group, Inc.*	384,272
3,294	Alexandria Real Estate Equities, Inc. (REIT)	343,564
10,072	AMB Property Corp. (REIT)	593,644
7,365	American Financial Group, Inc.	219,624
11,790	AmeriCredit Corp.*	160,226
14,571	Apollo Investment Corp.	263,007
9,470	Arthur J. Gallagher & Co.	241,769
13,100	Associated Banc-Corp.	357,761

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
8,400	Astoria Financial Corp.	$200,424
4,959	Bank of Hawaii Corp.	268,282
5,245	BRE Properties, Inc. (REIT)	254,173
11,727	Brown & Brown, Inc.	228,325
5,421	Camden Property Trust (REIT)	267,038
5,081	Cathay General Bancorp	78,146
4,154	City National Corp.	201,054
20,170	Colonial BancGroup, Inc. (The)	123,642
4,464	Commerce Group, Inc.	164,141
3,799	Cousins Properties, Inc. (REIT)	100,560
6,039	Cullen/Frost Bankers, Inc.	337,580
15,052	Duke Realty Corp. (REIT)	386,535
11,898	Eaton Vance Corp.	506,260
3,802	Equity One, Inc. (REIT)	88,244
6,468	Everest Re Group Ltd.	567,373
6,045	Federal Realty Investment Trust (REIT)	487,348
21,930	Fidelity National Financial, Inc., Class A	375,003
9,466	First American Corp.	317,774
10,742	First Niagara Financial Group, Inc.	152,214
8,280	FirstMerit Corp.	167,339
5,341	Hanover Insurance Group, Inc. (The)	246,220
11,862	HCC Insurance Holdings, Inc.	283,027
9,132	Health Care REIT, Inc. (REIT)	441,076
5,882	Highwoods Properties, Inc. (REIT)	211,752
4,180	Horace Mann Educators Corp.	68,092
9,660	Hospitality Properties Trust (REIT)	299,460
11,607	Jefferies Group, Inc.	208,926
3,269	Jones Lang LaSalle, Inc.	230,595
9,472	Liberty Property Trust (REIT)	336,256
7,442	Macerich Co. (The) (REIT)	532,326
6,756	Mack-Cali Realty Corp. (REIT)	261,052
3,660	Mercury General Corp.	186,148
9,799	Nationwide Health Properties, Inc. (REIT)	334,440
33,421	New York Community Bancorp, Inc.	685,799
23,712	Old Republic International Corp.	356,866
2,514	PacWest Bancorp	52,995
8,346	PMI Group, Inc. (The)	49,742
4,032	Potlatch Corp. (REIT)	194,907
7,225	Protective Life Corp.	303,306
8,271	Radian Group, Inc.	47,393
9,880	Raymond James Financial, Inc.	293,930
8,066	Rayonier, Inc. (REIT)	382,812
10,421	Realty Income Corp. (REIT)	255,314
7,160	Regency Centers Corp. (REIT)	476,068
13,002	SEI Investments Co.	313,608
5,043	StanCorp Financial Group, Inc.	277,315
3,330	SVB Financial Group*	170,662
33,956	Synovus Financial Corp.	390,154
11,177	TCF Financial Corp.	184,644
13,719	UDR, Inc. (REIT)	339,408
5,330	Unitrin, Inc.	184,685
8,871	Waddell & Reed Financial, Inc., Class A	313,679
8,998	Washington Federal, Inc.	201,465
5,399	Webster Financial Corp.	140,212
7,672	Weingarten Realty Investors (REIT)	264,684
2,967	Westamerica Bancorporation	164,668
6,966	Wilmington Trust Corp.	229,460
16,018	WR Berkley Corp.	433,928
		18,182,396
	Health Care - 8.8%

6,244	Advanced Medical Optics, Inc.*	151,230
7,133	Affymetrix, Inc.*	86,024
4,506	Apria Healthcare Group, Inc.*	75,926
6,451	Beckman Coulter, Inc.	447,635
6,961	Cephalon, Inc.*	471,329
6,868	Cerner Corp.*	311,601
7,014	Charles River Laboratories International, Inc.*	450,860
9,940	Community Health Systems, Inc.*	358,138
6,599	Covance, Inc.*	540,986
15,530	Dentsply International, Inc.	629,586
5,832	Edwards Lifesciences Corp.*	336,565
12,529	Endo Pharmaceuticals Holdings, Inc.*	308,715
5,553	Gen-Probe, Inc.*	316,188
25,018	Health Management Associates, Inc., Class A*	194,140
11,348	Health Net, Inc.*	351,788
9,221	Henry Schein, Inc.*	513,794
6,404	Hill-Rom Holdings, Inc.	196,923
26,290	Hologic, Inc.*	631,749
9,510	Invitrogen Corp.*	437,080
3,077	Kindred Healthcare, Inc.*	84,894
5,567	Kinetic Concepts, Inc.*	241,775
5,840	LifePoint Hospitals, Inc.*	186,822
7,530	Lincare Holdings, Inc.*	196,232
5,798	Medicis Pharmaceutical Corp., Class A	137,876
12,528	Omnicare, Inc.	306,685
3,555	Par Pharmaceutical Cos., Inc.*	64,843
12,020	PDL BioPharma, Inc.	123,205
7,988	Perrigo Co.	292,441
10,805	Pharmaceutical Product Development, Inc.	477,689
5,670	Psychiatric Solutions, Inc.*	206,785
7,992	Resmed, Inc.*	314,805
11,526	Sepracor, Inc.*	249,077
6,386	STERIS Corp.	193,176
4,015	Techne Corp.*	315,178
5,325	Universal Health Services, Inc., Class B	346,125
9,361	Valeant Pharmaceuticals International*	153,240
3,116	Varian, Inc.*	172,907
8,715	VCA Antech, Inc.*	273,390
14,462	Vertex Pharmaceuticals, Inc.*	414,047
4,291	WellCare Health Plans, Inc.*	236,777
		11,798,226
	Industrials - 15.3%

9,425	AGCO Corp.*	569,553
11,750	Airtran Holdings, Inc.*	35,250
3,915	Alaska Air Group, Inc.*	76,460
4,250	Alexander & Baldwin, Inc.	218,747
3,374	Alliant Techsystems, Inc.*	366,281
11,023	Ametek, Inc.	565,480
10,657	Avis Budget Group, Inc.*	148,345
9,576	BE Aerospace, Inc.*	334,681
4,944	Brink’s Co. (The)	358,341
6,184	Carlisle Cos., Inc.	206,731
6,982	ChoicePoint, Inc.*	339,884
4,666	Con-way, Inc.	227,747
7,169	Copart, Inc.*	322,605
3,576	Corporate Executive Board Co. (The)	161,528
12,856	Corrections Corp. of America*	331,428
5,284	Crane Co.	241,215
5,288	Deluxe Corp.	119,139
7,247	Donaldson Co., Inc.	373,076
4,255	DRS Technologies, Inc.	335,209
5,826	Dun & Bradstreet Corp.	533,778

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
4,188	Dycom Industries, Inc.*	$71,824
12,887	Fastenal Co.	637,133
4,917	Federal Signal Corp.	66,281
5,898	Flowserve Corp.	816,991
4,928	GATX Corp.	243,000
6,288	Graco, Inc.	254,161
3,366	Granite Construction, Inc.	123,095
8,693	Harsco Corp.	550,441
5,824	Herman Miller, Inc.	144,435
4,577	HNI Corp.	114,791
5,857	Hubbell, Inc., Class B	273,932
8,394	IDEX Corp.	326,023
8,853	JB Hunt Transport Services, Inc.	308,439
18,686	JetBlue Airways Corp.*	74,183
11,105	Joy Global, Inc.	935,374
7,935	Kansas City Southern*	396,433
17,463	KBR, Inc.	606,141
2,296	Kelly Services, Inc., Class A	48,216
7,934	Kennametal, Inc.	306,649
4,773	Korn/Ferry International*	80,186
4,420	Lincoln Electric Holdings, Inc.	364,562
8,199	Manpower, Inc.	516,537
3,009	Mine Safety Appliances Co.	124,091
9,817	MPS Group, Inc.*	112,699
4,893	MSC Industrial Direct Co., Class A	266,668
4,702	Navigant Consulting, Inc.*	94,745
3,462	Nordson Corp.	248,745
7,635	Oshkosh Corp.	308,530
10,215	Pentair, Inc.	382,347
17,600	Quanta Services, Inc.*	563,904
16,239	Republic Services, Inc.	534,750
4,358	Rollins, Inc.	69,336
9,188	Roper Industries, Inc.	597,588
8,408	Shaw Group, Inc. (The)*	512,888
5,486	SPX Corp.	728,980
9,001	Stericycle, Inc.*	524,758
4,025	Teleflex, Inc.	238,642
5,261	Thomas & Betts Corp.*	223,435
9,857	Timken Co.	361,062
8,374	Trinity Industries, Inc.	342,078
7,816	United Rentals, Inc.*	160,931
8,587	URS Corp.*	410,544
5,009	Wabtec Corp.	233,269
4,578	Werner Enterprises, Inc.	86,707
5,844	YRC Worldwide, Inc.*	102,036
		20,353,038
	Information Technology - 12.2%

41,380	3Com Corp.*	104,278
3,699	ACI Worldwide, Inc.*	64,400
30,239	Activision, Inc.*	1,020,566
6,975	Acxiom Corp.	102,323
12,108	ADC Telecommunications, Inc.*	190,580
5,818	Adtran, Inc.	144,810
1,841	Advent Software, Inc.*	79,108
8,142	Alliance Data Systems Corp.*	488,846
18,217	Amphenol Corp., Class A	849,459
12,651	Arrow Electronics, Inc.*	387,880
45,672	Atmel Corp.*	204,154
15,470	Avnet, Inc.*	456,674
4,701	Avocent Corp.*	92,751
14,404	Broadridge Financial Solutions, Inc.	324,666
26,529	Cadence Design Systems, Inc.*	308,267
6,920	CommScope, Inc.*	379,562
8,998	Cree, Inc.*	228,729
3,593	CSG Systems International, Inc.*	47,715
15,711	Cypress Semiconductor Corp.*	438,023
6,769	Diebold, Inc.	267,105
3,819	Digital River, Inc.*	152,989
4,770	DST Systems, Inc.*	302,418
8,739	F5 Networks, Inc.*	262,607
5,032	Fair Isaac Corp.	127,159
12,813	Fairchild Semiconductor International, Inc.*	192,195
15,435	Foundry Networks, Inc.*	209,916
6,691	Gartner, Inc.*	145,797
8,177	Global Payments, Inc.	386,118
14,044	Harris Corp.	923,814
3,225	Imation Corp.	84,366
15,278	Ingram Micro, Inc., Class A*	276,990
17,623	Integrated Device Technology, Inc.*	198,787
7,461	International Rectifier Corp.*	172,946
13,037	Intersil Corp., Class A	363,341
7,902	Jack Henry & Associates, Inc.	188,068
8,641	Kemet Corp.*	34,823
12,809	Lam Research Corp.*	521,326
8,537	Macrovision Solutions Corp.*	115,506
16,698	McAfee, Inc.*	605,302
9,233	Mentor Graphics Corp.*	107,564
9,193	Metavante Technologies, Inc.*	234,054
5,909	National Instruments Corp.	187,670
17,974	NCR Corp.*	475,592
7,961	NeuStar, Inc., Class A*	186,208
10,996	Palm, Inc.	66,636
11,933	Parametric Technology Corp.*	224,102
5,026	Plantronics, Inc.	122,082
9,066	Polycom, Inc.*	225,925
29,996	RF Micro Devices, Inc.*	119,984
6,608	Semtech Corp.*	115,772
5,011	Silicon Laboratories, Inc.*	184,655
4,419	SRA International, Inc., Class A*	104,200
8,073	Sybase, Inc.*	258,497
14,597	Synopsys, Inc.*	384,631
5,583	Tech Data Corp.*	204,282
14,712	TriQuint Semiconductor, Inc.*	97,982
10,077	Valueclick, Inc.*	202,648
19,171	Vishay Intertechnology, Inc.*	193,244
22,840	Western Digital Corp.*	857,185
7,903	Wind River Systems, Inc.*	85,510
6,831	Zebra Technologies Corp., Class A*	256,846
		16,339,633
	Materials - 7.1%

8,486	Airgas, Inc.	502,117
7,806	Albemarle Corp.	347,133
7,028	Aptargroup, Inc.	314,292
6,696	Cabot Corp.	214,540
5,065	Carpenter Technology Corp.	279,588
4,977	CF Industries Holdings, Inc.	681,351
24,894	Chemtura Corp.	217,325
9,294	Cleveland-Cliffs, Inc.	991,670
11,994	Commercial Metals Co.	438,980
4,314	Cytec Industries, Inc.	272,472
4,483	Ferro Corp.	86,791
7,729	FMC Corp.	571,791
10,605	Louisiana-Pacific Corp.	128,745
7,039	Lubrizol Corp.	394,888
4,244	Martin Marietta Materials, Inc.	495,232
1,965	Minerals Technologies, Inc.	136,784
7,676	Olin Corp.	172,710
9,456	Packaging Corp. of America	246,234
6,488	Reliance Steel & Aluminum Co.	440,989
12,529	RPM International, Inc.	307,336
4,564	Scotts Miracle-Gro Co. (The), Class A	128,705

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
4,920	Sensient Technologies Corp.	$154,734
10,235	Sonoco Products Co.	354,336
19,400	Steel Dynamics, Inc.	700,340
10,934	Temple-Inland, Inc.	159,308
9,338	Terra Industries, Inc.	407,417
10,307	Valspar Corp.	232,526
6,797	Worthington Industries, Inc.	135,532
		9,513,866
	Telecommunication Services - 0.5%

25,554	Cincinnati Bell, Inc.*	107,582
10,949	Telephone & Data Systems, Inc.	521,939
		629,521
	Utilities - 7.1%

7,864	AGL Resources, Inc.	280,745
11,690	Alliant Energy Corp.	438,843
13,727	Aqua America, Inc.	234,457
38,678	Aquila, Inc.*	147,363
3,891	Black Hills Corp.	137,119
11,688	DPL, Inc.	332,173
7,375	Energen Corp.	552,756
16,287	Energy East Corp.	412,224
13,339	Equitable Resources, Inc.	936,798
8,877	Great Plains Energy, Inc.	232,844
8,599	Hawaiian Electric Industries, Inc.	226,842
4,637	Idacorp, Inc.	142,170
18,772	MDU Resources Group, Inc.	620,039
8,593	National Fuel Gas Co.	518,244
15,963	Northeast Utilities	416,794
10,989	NSTAR	368,461
9,446	OGE Energy Corp.	316,913
10,706	Oneok, Inc.	535,942
8,872	PNM Resources, Inc.	131,749
13,342	Puget Energy, Inc.	373,443
12,003	SCANA Corp.	481,800
24,063	Sierra Pacific Resources	326,535
7,856	Vectren Corp.	231,752
10,674	Westar Energy, Inc.	256,176
5,089	WGL Holdings, Inc.	177,555
12,031	Wisconsin Energy Corp.	577,969
		9,407,706
	Total Common Stocks (Cost $110,469,246)	$117,110,010

Principal Amount		Value
	Repurchase Agreements - 11.6%
$32,192	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $32,198(b)	$32,192
5,901,846	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $5,903,002(c)	5,901,846
97,861	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $97,878(d)	97,861
5,365,314	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $5,366,307(e)	5,365,314
28,905	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $28,911(f)	28,905
4,077,639	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,078,421(g)	4,077,639
	Total Repurchase Agreements (Cost $15,503,757)	15,503,757
	Total Investments (Cost $125,973,003) — 99.3%	132,613,767
	Other assets less liabilities — 0.7%	910,450
	Net Assets — 100.0%	$133,524,217

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $32,836. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $6,019,896.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $99,821. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $5,472,622.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $29,485. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $4,159,197. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,356,489
Aggregate gross unrealized depreciation	(7,002,130)
Net unrealized appreciation	$4,354,359
Federal income tax cost of investments	$128,259,408

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Sales
E-Mini S&P MidCap400 Futures Contracts	212	June-08	$18,679,320	$1,708,640

Cash collateral in the amount of $811,397 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	$855,070	$24,792

Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	11,961,288	346,262

Equity Index Swap Agreement based on the S&P MidCap400 Index	06/06/08	56,639,768	984,702

Equity Index Swap Agreement based on the S&P MidCap400 Index	12/06/08	61,000,000	(1,480,899)

			$(125,143)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra SmallCap600

Shares		Value
	Common Stocks(a) - 86.5%
	Consumer Discretionary - 10.8%

478	4Kids Entertainment, Inc.*	$3,791
1,948	Aaron Rents, Inc.	43,616
806	Aftermarket Technology Corp.*	18,046
639	AH Belo Corp., Class A	6,070
1,024	Arbitron, Inc.	51,057
437	Arctic Cat, Inc.	3,457
666	Audiovox Corp., Class A*	7,100
431	Bassett Furniture Industries, Inc.	5,168
799	Big 5 Sporting Goods Corp.	7,183
572	Blue Nile, Inc.*	30,493
1,608	Brown Shoe Co., Inc.	27,159
562	Buffalo Wild Wings, Inc.*	18,518
1,069	Building Materials Holding Corp.	2,865
1,430	Cabela’s, Inc.*	19,805
1,056	California Pizza Kitchen, Inc.*	14,689
1,136	Cato Corp. (The), Class A	17,835
969	CEC Entertainment, Inc.*	35,020
2,810	Champion Enterprises, Inc.*	23,463
907	Charlotte Russe Holding, Inc.*	17,015
852	Childrens Place Retail Stores, Inc. (The)*	29,326
1,289	Christopher & Banks Corp.	14,501
1,985	CKE Restaurants, Inc.	23,502
1,008	Coinstar, Inc.*	38,405
195	CPI Corp.	4,417
2,993	CROCS, Inc.*	30,559
472	Deckers Outdoor Corp.*	64,532
1,642	Dress Barn, Inc.*	25,402
664	Drew Industries, Inc.*	14,595
1,051	Ethan Allen Interiors, Inc.	29,470
1,753	Finish Line, Class A*	13,901
2,330	Fleetwood Enterprises, Inc.*	9,693
1,677	Fossil, Inc.*	53,178
1,459	Fred’s, Inc., Class A	18,310
831	Genesco, Inc.*	23,841
840	Group 1 Automotive, Inc.	21,874
1,041	Gymboree Corp.*	48,032
788	Haverty Furniture Cos., Inc.	8,290
1,107	Hibbett Sports, Inc.*	23,269
2,100	Hillenbrand, Inc.*	46,515
1,582	HOT Topic, Inc.*	8,305
2,084	Iconix Brand Group, Inc.*	30,218
544	IHOP Corp. *	25,508
2,161	Jack in the Box, Inc.*	53,096
1,040	Jakks Pacific, Inc.*	24,544
906	Jo-Ann Stores, Inc.*	20,394
663	JOS. A. Bank Clothiers, Inc.*	18,034
973	K-Swiss, Inc., Class A	15,587
448	Landry’s Restaurants, Inc.	7,352
1,863	La-Z-Boy, Inc.	11,830
531	Libbey, Inc.	6,122
578	Lithia Motors, Inc., Class A	3,948
2,722	Live Nation, Inc.*	41,238
4,148	LKQ Corp.*	91,920
445	M/I Homes, Inc.	7,641
682	Maidenform Brands, Inc.*	10,257
772	Marcus Corp.	13,302
668	MarineMax, Inc.*	6,540
1,897	Men’s Wearhouse, Inc.	39,325
952	Meritage Homes Corp.*	16,470
516	Midas, Inc.*	8,266
1,086	Monaco Coach Corp.	4,974
511	Monarch Casino & Resort, Inc.*	7,077
702	Movado Group, Inc.	15,584
840	Multimedia Games, Inc.*	4,570
171	National Presto Industries, Inc.	11,404
1,145	Nautilus, Inc.	7,706
1,218	NutriSystem, Inc.	24,993
805	O’Charleys, Inc.	8,935
506	Oxford Industries, Inc.	13,834
1,090	Panera Bread Co., Class A*	56,615
751	Papa John’s International, Inc.*	22,102
451	Peet’s Coffee & Tea, Inc.*	10,535
1,509	PEP Boys-Manny Moe & Jack	13,551
410	Perry Ellis International, Inc.*	11,177
880	PetMed Express, Inc.*	12,276
877	PF Chang’s China Bistro, Inc.*	23,311
2,171	Pinnacle Entertainment, Inc.*	30,112
1,218	Polaris Industries, Inc.	58,123
1,729	Pool Corp.	35,635
306	Pre-Paid Legal Services, Inc.*	12,849
4,528	Quiksilver, Inc.*	38,669
2,941	Radio One, Inc., Class D*	3,441
649	RC2 Corp.*	12,532
609	Red Robin Gourmet Burgers, Inc.*	20,468
607	Russ Berrie & Co., Inc.*	7,339
719	Ruth’s Chris Steak House, Inc.*	5,076
1,619	Select Comfort Corp.*	4,776
1,278	Shuffle Master, Inc.*	7,975
1,181	Skechers U.S.A., Inc., Class A*	28,403
244	Skyline Corp.	6,520
1,070	Sonic Automotive, Inc., Class A	19,955
2,203	Sonic Corp.*	42,254
1,183	Spartan Motors, Inc.	10,682
1,506	Stage Stores, Inc.	20,346
586	Stamps.com, Inc.*	8,556
435	Standard Motor Products, Inc.	3,698
2,357	Standard Pacific Corp.	7,401
1,037	Steak N Shake Co. (The)*	7,020
939	Stein Mart, Inc.	5,418
751	Sturm Ruger & Co., Inc.*	5,738
841	Superior Industries International, Inc.	17,291
1,957	Texas Roadhouse, Inc., Class A*	21,586
1,184	Tractor Supply Co.*	40,457
2,290	Triarc Cos, Inc., Class B	16,099
1,089	Tuesday Morning Corp.*	5,641
900	Tween Brands, Inc.*	17,874
515	Unifirst Corp.	24,720
531	Universal Electronics, Inc.*	13,498
764	Universal Technical Institute, Inc.*	9,871
532	Volcom, Inc.*	13,476
1,050	Winnebago Industries	15,666
1,509	WMS Industries, Inc.*	55,893
1,825	Wolverine World Wide, Inc.	52,396
1,551	Zale Corp.*	33,781
650	Zumiez, Inc.*	13,624
		2,357,362
	Consumer Staples - 3.2%

3,230	Alliance One International, Inc.*	19,412
653	Andersons, Inc. (The)	27,661
371	Boston Beer Co., Inc., Class A*	14,758
1,843	Casey’s General Stores, Inc.	40,343
2,603	Central Garden and Pet Co., Class A*	19,418
698	Chattem, Inc.*	43,423
2,957	Darling International, Inc.*	47,637
2,837	Flowers Foods, Inc.	79,805
836	Great Atlantic & Pacific Tea Co.*	20,841
622	Green Mountain Coffee Roasters, Inc.*	26,846
1,453	Hain Celestial Group, Inc.*	41,803

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
508	J&J Snack Foods Corp.	$14,757
1,136	Lance, Inc.	23,754
1,149	Longs Drug Stores Corp.	54,486
568	Mannatech, Inc.	3,590
475	Nash Finch Co.	18,164
943	Ralcorp Holdings, Inc.*	56,580
562	Sanderson Farms, Inc.	28,061
798	Spartan Stores, Inc.	19,136
1,477	Spectrum Brands, Inc.*	6,144
1,136	TreeHouse Foods, Inc.*	29,684
1,561	United Natural Foods, Inc.*	33,202
304	USANA Health Sciences, Inc.*	7,737
613	WD-40 Co.	21,234
		698,476
	Energy - 9.6%

1,004	Atwood Oceanics, Inc.*	102,318
815	Basic Energy Services, Inc.*	23,448
869	Bristow Group, Inc.*	45,423
3,546	Cabot Oil & Gas Corp.	213,646
741	CARBO Ceramics, Inc.	35,338
988	Dril-Quip, Inc.*	57,640
399	Gulf Island Fabrication, Inc.	16,511
3,329	Helix Energy Solutions Group, Inc.*	128,599
839	Hornbeck Offshore Services, Inc.*	44,215
3,001	ION Geophysical Corp.*	49,186
533	Lufkin Industries, Inc.	42,523
2,924	Massey Energy Co.	188,949
970	Matrix Service Co.*	23,387
676	NATCO Group, Inc., Class A*	31,955
1,996	Oceaneering International, Inc.*	142,435
967	Patriot Coal Corp.*	104,562
1,512	Penn Virginia Corp.	95,286
540	Petroleum Development Corp.*	37,314
1,574	Petroquest Energy, Inc.*	34,864
1,801	Pioneer Drilling Co.*	32,076
817	SEACOR Holdings, Inc.*	72,697
2,288	St. Mary Land & Exploration Co.	116,596
1,023	Stone Energy Corp.*	69,134
571	Superior Well Services, Inc.*	14,127
1,101	Swift Energy Co.*	63,462
2,700	Tetra Technologies, Inc.*	58,104
1,713	Unit Corp.*	131,370
1,118	W-H Energy Services, Inc.*	95,623
1,039	World Fuel Services Corp.	25,030
		2,095,818
	Financials - 13.8%

1,171	Acadia Realty Trust (REIT)	28,971
642	Anchor Bancorp Wisconsin, Inc.	9,007
1,761	Bank Mutual Corp.	19,529
1,508	BankAtlantic Bancorp, Inc., Class A	2,654
1,140	BankUnited Financial Corp., Class A	3,591
2,383	BioMed Realty Trust, Inc. (REIT)	62,625
1,356	Boston Private Financial Holdings, Inc.	11,431
2,116	Brookline Bancorp, Inc.	21,266
1,015	Cascade Bancorp	8,902
1,056	Cash America International, Inc.	37,763
1,044	Central Pacific Financial Corp.	15,576
1,717	Colonial Properties Trust (REIT)	41,294
650	Columbia Banking System, Inc.	17,374
1,076	Community Bank System, Inc.	25,964
1,155	Corus Bankshares, Inc.	6,641
1,556	Delphi Financial Group, Inc., Class A	44,953
3,439	DiamondRock Hospitality Co. (REIT)	47,149
910	Dime Community Bancshares	16,544
708	Downey Financial Corp.	4,758
2,291	East West Bancorp, Inc.	30,333
867	EastGroup Properties, Inc. (REIT)	41,209
1,017	Entertainment Properties Trust (REIT)	55,986
922	Essex Property Trust, Inc. (REIT)	110,151
2,406	Extra Space Storage, Inc. (REIT)	40,060
921	Financial Federal Corp.	22,371
2,755	First Bancorp/Puerto Rico	27,715
989	First Cash Financial Services, Inc.*	15,221
2,305	First Commonwealth Financial Corp.	25,862
1,112	First Financial Bancorp	12,666
1,760	First Midwest Bancorp, Inc./IL	45,936
498	FirstFed Financial Corp.*	7,341
1,337	Flagstar Bancorp, Inc.	6,351
1,289	Forestar Real Estate Group, Inc.*	32,225
1,496	Frontier Financial Corp.	21,991
1,955	Glacier Bancorp, Inc.	40,547
1,287	Guaranty Financial Group, Inc.*	8,108
876	Hancock Holding Co.	38,973
1,394	Hanmi Financial Corp.	8,922
1,337	Hilb Rogal & Hobbs Co.	41,394
1,183	Home Properties, Inc. (REIT)	60,570
720	Independent Bank Corp./MI	4,327
584	Infinity Property & Casualty Corp.	23,547
2,125	Inland Real Estate Corp. (REIT)	33,362
1,584	Investment Technology Group, Inc.*	66,686
680	Irwin Financial Corp.	2,795
1,190	Kilroy Realty Corp. (REIT)	64,879
1,050	Kite Realty Group Trust (REIT)	14,595
1,961	LaBranche & Co., Inc.*	13,139
561	LandAmerica Financial Group, Inc.	16,707
2,225	Lexington Realty Trust (REIT)	34,688
737	LTC Properties, Inc. (REIT)	20,489
2,351	Medical Properties Trust, Inc. (REIT)	28,706
937	Mid-America Apartment Communities, Inc. (REIT)	52,453
787	Nara Bancorp, Inc.	10,011
1,433	National Financial Partners Corp.	34,994
2,880	National Penn Bancshares, Inc.	49,306
2,631	National Retail Properties, Inc. (REIT)	59,750
481	Navigators Group, Inc.*	24,286
2,405	Old National Bancorp/IN	42,039
1,597	optionsXpress Holdings, Inc.	36,475
549	Parkway Properties, Inc./MD (REIT)	20,873
1,424	Pennsylvania Real Estate Investment Trust (REIT)	38,234
2,120	Philadelphia Consolidated Holding Co.*	78,970
569	Piper Jaffray Cos.*	21,622
548	Portfolio Recovery Associates, Inc.*	22,517
781	Presidential Life Corp.	13,761
899	PrivateBancorp, Inc.	34,054
1,171	ProAssurance Corp.*	59,990
1,392	Prosperity Bancshares, Inc.	44,460
1,147	Provident Bankshares Corp.	10,965
552	PS Business Parks, Inc. (REIT)	31,740
975	Rewards Network, Inc.*	4,875
654	RLI Corp.	33,446
584	Safety Insurance Group, Inc.	22,577
281	SCPIE Holdings, Inc.*	7,756
1,955	Selective Insurance Group	42,775
3,442	Senior Housing Properties Trust (REIT)	76,447
1,078	Signature Bank/NY*	30,766
2,633	South Financial Group, Inc. (The)	14,508
786	Sovran Self Storage, Inc. (REIT)	34,733
645	Sterling Bancorp/NY	9,462
2,658	Sterling Bancshares, Inc./TX	27,165
1,878	Sterling Financial Corp.	16,677

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
651	Stewart Information Services Corp.	$15,396
3,115	Susquehanna Bancshares, Inc.	59,964
806	SWS Group, Inc.	14,895
1,139	Tanger Factory Outlet Centers (REIT)	43,555
734	Tower Group, Inc.	19,135
1,042	TradeStation Group, Inc.*	10,972
2,738	Trustco Bank Corp. NY	23,985
3,786	UCBH Holdings, Inc.	18,476
1,307	UMB Financial Corp.	68,186
2,182	Umpqua Holdings Corp.	30,417
1,393	United Bankshares, Inc.	39,547
1,485	United Community Banks, Inc./GA	15,533
784	United Fire & Casualty Co.	28,295
2,352	Whitney Holding Corp.	53,437
638	Wilshire Bancorp, Inc.	5,697
852	Wintrust Financial Corp.	26,565
613	World Acceptance Corp.*	27,107
1,347	Zenith National Insurance Corp.	54,351
		3,007,044
	Health Care - 10.2%

784	Abaxis, Inc.*	23,042
384	Air Methods Corp.*	14,799
2,063	Allscripts Healthcare Solutions, Inc.*	25,643
1,598	Alpharma, Inc., Class A*	40,254
957	Amedisys, Inc.*	48,625
2,629	American Medical Systems Holdings, Inc.*	39,724
1,936	AMERIGROUP Corp.*	53,453
1,089	AMN Healthcare Services, Inc.*	18,959
1,140	Amsurg Corp.*	31,099
483	Analogic Corp.	32,371
1,252	Arqule, Inc.*	5,359
968	Arthrocare Corp.*	42,698
869	Biolase Technology, Inc.*	2,824
1,051	Cambrex Corp.*	6,464
1,584	Centene Corp.*	33,438
876	Chemed Corp.	31,729
1,040	Conmed Corp.*	27,758
1,629	Cooper Cos, Inc. (The)	65,893
1,155	Cross Country Healthcare, Inc.*	17,868
904	CryoLife, Inc.*	10,468
2,036	Cubist Pharmaceuticals, Inc.*	38,806
814	Cyberonics, Inc.*	14,432
471	Datascope Corp.	20,121
674	Dionex Corp.*	49,148
1,138	Enzo Biochem, Inc.*	11,187
1,016	Gentiva Health Services, Inc.*	20,462
817	Greatbatch, Inc.*	15,319
933	Haemonetics Corp.*	52,584
1,349	HealthExtras, Inc.*	42,156
1,816	Healthspring, Inc.*	33,741
1,306	Healthways, Inc.*	42,184
801	HMS Holdings Corp.*	16,204
443	ICU Medical, Inc.*	11,288
2,215	Idexx Laboratories, Inc.*	111,857
2,536	Immucor, Inc.*	68,041
671	Integra LifeSciences Holdings Corp.*	28,195
1,159	Invacare Corp.	21,071
1,177	inVentiv Health, Inc.*	38,488
468	Kendle International, Inc.*	17,686
434	Kensey Nash Corp.*	12,751
672	LCA-Vision, Inc.	5,584
519	LHC Group, Inc.*	11,247
1,466	Magellan Health Services, Inc.*	59,006
1,189	Martek Biosciences Corp.*	44,897
497	Medcath Corp.*	10,785
1,222	Mentor Corp.	38,505
1,453	Meridian Bioscience, Inc.	42,616
988	Merit Medical Systems, Inc.*	15,729
514	Molina Healthcare, Inc.*	15,502
887	Noven Pharmaceuticals, Inc.*	10,857
1,185	Odyssey HealthCare, Inc.*	12,928
1,250	Omnicell, Inc.*	16,600
643	Osteotech, Inc.*	3,935
1,485	Owens & Minor, Inc.	70,508
667	Palomar Medical Technologies, Inc.*	7,377
2,037	Parexel International Corp.*	50,090
1,759	Pediatrix Medical Group, Inc.*	94,687
686	PharmaNet Development Group, Inc.*	11,580
1,104	PharMerica Corp.*	22,599
1,530	Phase Forward, Inc.*	26,530
2,350	PSS World Medical, Inc.*	42,817
2,263	Regeneron Pharmaceuticals, Inc.*	45,034
651	RehabCare Group, Inc.*	11,047
919	Res-Care, Inc.*	17,525
1,725	Salix Pharmaceuticals Ltd.*	13,248
1,591	Savient Pharmaceuticals, Inc.*	42,384
1,316	Sciele Pharma, Inc.	28,834
1,624	Sunrise Senior Living, Inc.*	43,004
553	SurModics, Inc.*	24,797
1,285	Symmetry Medical, Inc.*	19,031
1,209	Theragenics Corp.*	4,751
2,536	Viropharma, Inc.*	24,320
293	Vital Signs, Inc.	16,639
1,169	West Pharmaceutical Services, Inc.	55,446
750	Zoll Medical Corp.*	27,187
		2,225,815
	Industrials - 15.1%

783	A.O. Smith Corp.	28,305
1,378	AAR Corp.*	26,568
1,598	ABM Industries, Inc.	34,884
1,529	Acuity Brands, Inc.	81,419
832	Administaff, Inc.	23,229
953	Albany International Corp., Class A	32,983
358	Angelica Corp.	7,772
1,054	Apogee Enterprises, Inc.	25,022
1,315	Applied Industrial Technologies, Inc.	36,255
460	Applied Signal Technology, Inc.	7,116
912	Arkansas Best Corp.	33,890
699	Astec Industries, Inc.*	27,198
1,665	Baldor Electric Co.	58,608
1,651	Barnes Group, Inc.	52,733
1,597	Belden, Inc.	66,898
952	Bowne & Co., Inc.	14,632
1,967	Brady Corp., Class A	76,143
1,800	Briggs & Stratton Corp.	26,550
934	C&D Technologies, Inc.*	5,772
332	Cascade Corp.	16,720
497	CDI Corp.	14,164
988	Ceradyne, Inc.*	42,612
1,862	Clarcor, Inc.	80,848
402	Consolidated Graphics, Inc.*	22,082
565	Cubic Corp.	14,283
1,621	Curtiss-Wright Corp.	83,498
2,365	EMCOR Group, Inc.*	69,413
783	EnPro Industries, Inc.*	31,398
1,070	Esterline Technologies Corp.*	66,265
1,045	Forward Air Corp.	38,717
720	G&K Services, Inc., Class A	25,193
1,925	Gardner Denver, Inc.*	102,140
2,052	GenCorp, Inc.*	17,073
1,083	Gibraltar Industries, Inc.	17,469

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
952	Griffon Corp.*	$8,606
1,556	Healthcare Services Group	27,448
2,058	Heartland Express, Inc.	31,693
630	Heidrick & Struggles International, Inc.	18,049
1,362	HUB Group, Inc., Class A*	49,141
900	II-VI, Inc.*	35,199
1,000	Insituform Technologies, Inc., Class A*	18,440
2,029	Interface, Inc., Class A	28,731
913	Kaman Corp.	23,647
1,010	Kaydon Corp.	61,721
1,951	Kirby Corp.*	108,593
2,091	Knight Transportation, Inc.	38,182
1,901	Landstar System, Inc.	105,924
148	Lawson Products	3,847
2,196	Lennox International, Inc.	70,755
432	Lindsay Corp.	45,360
600	Lydall, Inc.*	9,204
1,105	Magnetek, Inc.*	4,972
1,254	Mobile Mini, Inc.*	30,309
1,547	Moog, Inc., Class A*	70,141
1,347	Mueller Industries, Inc.	48,209
714	NCI Building Systems, Inc.*	22,305
1,024	Old Dominion Freight Line, Inc.*	30,904
1,284	On Assignment, Inc.*	10,709
2,121	Orbital Sciences Corp.*	55,061
1,352	Quanex Building Products Corp.*	23,795
1,140	Regal-Beloit Corp.	53,010
1,250	Robbins & Myers, Inc.	50,612
629	School Specialty, Inc.*	19,744
1,354	Simpson Manufacturing Co., Inc.	35,719
2,199	Skywest, Inc.	33,997
2,026	Spherion Corp.*	10,191
462	Standard Register Co. (The)	5,489
450	Standex International Corp.	9,292
1,184	SYKES Enterprises, Inc.*	24,521
1,281	Teledyne Technologies, Inc.*	71,326
2,131	Tetra Tech, Inc.*	56,344
1,357	Toro Co.	53,032
779	Tredegar Corp.	11,381
606	Triumph Group, Inc.	37,687
1,590	TrueBlue, Inc.*	23,150
847	United Stationers, Inc.*	35,862
684	Universal Forest Products, Inc.	23,208
633	Valmont Industries, Inc.	72,694
745	Viad Corp.	24,570
698	Vicor Corp.	7,880
483	Volt Information Sciences, Inc.*	7,226
1,114	Wabash National Corp.	9,558
2,432	Waste Connections, Inc.*	79,843
889	Watsco, Inc.	41,338
1,531	Watson Wyatt Worldwide, Inc., Class A	89,671
1,076	Watts Water Technologies, Inc., Class A	30,515
2,153	Woodward Governor Co.	86,701
		3,293,358
	Information Technology - 16.3%

957	Actel Corp.*	16,413
4,386	Adaptec, Inc.*	14,167
1,294	Advanced Energy Industries, Inc.*	20,497
822	Agilysys, Inc.	8,582
1,092	Anixter International, Inc.*	70,991
575	Ansoft Corp.*	20,976
2,840	Ansys, Inc.*	134,332
4,904	Arris Group, Inc.*	45,901
1,206	ATMI, Inc.*	36,096
1,173	Avid Technology, Inc.*	25,173
3,710	Axcelis Technologies, Inc.*	21,184
478	Bankrate, Inc.*	24,139
432	Bel Fuse, Inc., Class B	11,314
2,506	Benchmark Electronics, Inc.*	44,532
642	Black Box Corp.	18,425
1,631	Blackbaud, Inc.	38,589
1,385	Blue Coat Systems, Inc.*	25,096
1,863	Brightpoint, Inc.*	18,351
2,374	Brooks Automation, Inc.*	24,191
856	Cabot Microelectronics Corp.*	31,758
1,089	CACI International, Inc., Class A*	55,506
969	Captaris, Inc.*	4,225
333	Catapult Communications Corp.*	2,454
1,447	Checkpoint Systems, Inc.*	37,579
1,936	Ciber, Inc.*	13,591
1,576	Cognex Corp.	43,907
838	Cohu, Inc.	14,338
878	Comtech Telecommunications Corp.*	40,651
1,595	Concur Technologies, Inc.*	58,489
1,222	CTS Corp.	13,295
2,497	Cybersource Corp.*	48,467
1,103	Cymer, Inc.*	34,105
1,222	Daktronics, Inc.*	24,672
1,080	DealerTrack Holdings, Inc.*	22,723
935	Digi International, Inc.*	8,434
1,170	Diodes, Inc.*	33,029
946	Ditech Networks, Inc.*	2,251
1,177	DSP Group, Inc.*	9,816
1,012	Electro Scientific Industries, Inc.*	15,990
2,120	Epicor Software Corp.*	18,190
1,123	EPIQ Systems, Inc.*	18,518
1,688	Exar Corp.*	13,268
1,543	Factset Research Systems, Inc.	99,848
605	FARO Technologies, Inc.*	17,345
1,320	FEI Co.*	30,941
4,982	Flir Systems, Inc.*	196,390
855	Gerber Scientific, Inc.*	8,559
845	Gevity HR, Inc.	6,312
3,382	Harmonic, Inc.*	32,535
954	Hutchinson Technology, Inc.*	13,738
3,196	Informatica Corp.*	57,528
1,247	Infospace, Inc.	11,385
1,764	Insight Enterprises, Inc.*	23,638
781	Intevac, Inc.*	8,981
1,238	Itron, Inc.*	120,804
1,763	j2 Global Communications, Inc.*	46,755
967	JDA Software Group, Inc.*	19,727
502	Keithley Instruments, Inc.	5,140
1,008	Knot, Inc. (The)*	11,703
2,462	Kopin Corp.*	7,460
1,933	Kulicke & Soffa Industries, Inc.*	13,686
821	Littelfuse, Inc.*	31,026
673	LoJack Corp.*	6,225
886	Manhattan Associates, Inc.*	22,504
710	Mantech International Corp., Class A*	35,805
672	MAXIMUS, Inc.	24,709
831	Mercury Computer Systems, Inc.*	7,371
1,379	Methode Electronics, Inc.	15,776
1,878	Micrel, Inc.	18,029
2,973	Micros Systems, Inc.*	98,020
2,836	Microsemi Corp.*	77,706
1,660	MKS Instruments, Inc.*	39,110
640	MTS Systems Corp.	24,218
1,282	Netgear, Inc.*	24,345
1,056	Network Equipment Technologies, Inc.*	5,164
1,307	Newport Corp.*	17,488

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,187	Novatel Wireless, Inc.*	$12,238
739	Park Electrochemical Corp.	21,837
799	PC-Tel, Inc.	7,902
1,155	Perficient, Inc.*	12,255
949	Pericom Semiconductor Corp.*	17,784
990	Phoenix Technologies Ltd.*	10,593
643	Photon Dynamics, Inc.*	8,179
1,519	Photronics, Inc.*	13,641
643	Planar Systems, Inc.*	2,135
1,686	Plexus Corp.*	47,596
1,524	Progress Software Corp.*	47,457
637	Quality Systems, Inc.	20,976
977	Radiant Systems, Inc.*	13,248
813	Radisys Corp.*	8,154
648	Rogers Corp.*	25,395
1,108	Rudolph Technologies, Inc.*	11,146
942	Scansource, Inc.*	28,222
2,082	Secure Computing Corp.*	11,097
474	SI International, Inc.*	11,613
5,877	Skyworks Solutions, Inc.*	60,709
1,092	Smith Micro Software, Inc.*	9,216
953	Sonic Solutions, Inc.*	9,149
644	SPSS, Inc.*	25,354
846	Standard Microsystems Corp.*	27,580
410	Startek, Inc.*	3,547
765	Stratasys, Inc.*	16,654
468	Supertex, Inc.*	11,840
1,664	Symmetricom, Inc.*	7,005
873	Synaptics, Inc.*	37,338
611	SYNNEX Corp.*	15,183
2,791	Take-Two Interactive Software, Inc.*	75,552
1,484	Technitrol, Inc.	29,606
2,409	THQ, Inc.*	51,673
476	Tollgrade Communications, Inc.*	2,532
4,393	Trimble Navigation Ltd.*	175,017
1,541	TTM Technologies, Inc.*	22,437
1,241	Tyler Technologies, Inc.*	19,558
847	Ultratech, Inc.*	13,560
2,463	United Online, Inc.	30,122
2,756	Varian Semiconductor Equipment Associates, Inc.*	104,811
1,154	Veeco Instruments, Inc.*	22,191
957	Viasat, Inc.*	20,614
1,649	Websense, Inc.*	29,006
1,423	Wright Express Corp.*	45,508
		3,561,406
	Materials - 3.2%

597	AM Castle & Co.	19,600
808	AMCOL International Corp.	24,935
903	Arch Chemicals, Inc.	34,341
740	Brush Engineered Materials, Inc.*	24,723
1,423	Buckeye Technologies, Inc.*	15,141
1,054	Century Aluminum Co.*	76,942
730	Chesapeake Corp.*	2,518
380	Deltic Timber Corp.	20,482
1,248	Georgia Gulf Corp.	5,292
2,087	HB Fuller Co.	51,904
1,522	Headwaters, Inc.*	16,544
448	Material Sciences Corp.*	3,454
1,019	Myers Industries, Inc.	12,381
542	Neenah Paper, Inc.	11,517
500	NewMarket Corp.	39,135
326	Olympic Steel, Inc.	21,183
1,088	OM Group, Inc.*	47,306
1,547	Omnova Solutions, Inc.*	5,585
406	Penford Corp.	8,847
3,378	PolyOne Corp.*	26,146
371	Quaker Chemical Corp.	11,861
1,214	Rock-Tenn Co., Class A	43,328
841	RTI International Metals, Inc.*	36,230
1,014	Schulman A., Inc.	22,906
565	Schweitzer-Mauduit International, Inc.	11,526
989	Texas Industries, Inc.	72,098
1,507	Tronox, Inc., Class B	4,988
1,823	Wausau Paper Corp.	17,318
776	Zep, Inc.	12,742
		700,973
	Telecommunication Services - 0.2%

3,300	Fairpoint Communications, Inc.	29,700
1,643	General Communication, Inc., Class A*	12,092
		41,792
	Utilities - 4.1%

941	Allete, Inc.	41,799
620	American States Water Co.	20,925
3,265	Atmos Energy Corp.	89,428
1,923	Avista Corp.	40,825
372	Central Vermont Public Service Corp.	7,566
495	CH Energy Group, Inc.	18,751
2,185	Cleco Corp.	54,581
1,642	El Paso Electric Co.*	35,484
787	Laclede Group, Inc. (The)	31,480
1,518	New Jersey Resources Corp.	50,565
955	Northwest Natural Gas Co.	43,538
2,663	Piedmont Natural Gas Co.	71,981
1,076	South Jersey Industries, Inc.	41,157
4,489	Southern Union Co.	119,407
1,559	Southwest Gas Corp.	48,610
3,874	UGI Corp.	104,521
912	UIL Holdings Corp.	29,549
1,283	Unisource Energy Corp.	43,507
		893,674
	Total Common Stocks
	(Cost $18,768,120)	$18,875,718

No. of Rights
Rights(a) - 0.0%
Financials - 0.0%

1,287	Guaranty Financial Group, Inc.*	—
—
Information Technology - 0.0%

1,430	Micrel, Inc.*	—
—
Total Rights
	(Cost $–)	$—

Principal Amount		Value
	Repurchase Agreements - 14.1%
$6,375	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $6,376(b)	$6,375
19,381	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $19,384(d)	19,381
1,168,817	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $1,169,046(c)	1,168,817

See accompanying notes to the financial statements.

1,062,561	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $1,062,758(e)	1,062,561
5,725	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $5,726(f)	5,725
807,547	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $807,702(g)	807,547
	Total Repurchase Agreements (Cost $3,070,406)	3,070,406
	Total Investments
	(Cost $21,838,526) — 100.6%	21,946,124
	Liabilities in excess of other assets — (0.6)%	(122,505)
	Net Assets — 100.0%	$21,823,619

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $6,503. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $1,192,196.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $19,769. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $1,083,813.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $5,839. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $823,698. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,448,417
Aggregate gross unrealized depreciation	(1,922,090)
Net unrealized appreciation	$(473,673)
Federal income tax cost of investments	$22,419,797

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	06/06/08	$5,007,029	$128,753

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	06/06/08	12,184,340	302,131

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	12/06/08	7,500,000	(473,679)

			$(42,795)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000

Shares		Value
	Common Stocks(a) - 85.8%
	Consumer Discretionary - 11.1%

1,930	1-800-FLOWERS.COM, Inc., Class A*	$15,980
3,741	99 Cents Only Stores*	31,312
1,615	A.C. Moore Arts & Crafts, Inc.*	11,289
3,688	Aaron Rents, Inc.	82,574
5,341	Aeropostale, Inc.*	186,615
2,015	AFC Enterprises*	20,150
1,743	Aftermarket Technology Corp.*	39,026
1,351	AH Belo Corp., Class A	12,835
1,254	Ambassadors Group, Inc.	23,274
712	Ambassadors International, Inc.*	4,507
3,570	American Axle & Manufacturing Holdings, Inc.	66,366
3,891	American Greetings Corp., Class A	72,606
425	American Public Education, Inc.*	15,763
1,725	Amerigon, Inc.*	21,425
2,017	Ameristar Casinos, Inc.	35,943
2,253	Arbitron, Inc.	112,335
958	Arctic Cat, Inc.	7,578
5,697	ArvinMeritor, Inc.	85,284
2,044	Asbury Automotive Group, Inc.	33,665
1,340	Audiovox Corp., Class A*	14,284
457	Avatar Holdings, Inc.*	15,844
4,250	Bally Technologies, Inc.*	191,293
3,120	Beazer Homes USA, Inc.	21,684
2,023	Bebe Stores, Inc.	23,123
6,756	Belo Corp., Class A	64,587
983	Benihana, Inc., Class A*	8,788
1,811	Big 5 Sporting Goods Corp.	16,281
1,357	BJ’s Restaurants, Inc.*	17,397
15,324	Blockbuster, Inc., Class A*	49,803
1,070	Blue Nile, Inc.*	57,042
1,694	Bluegreen Corp.*	12,044
1,914	Blyth, Inc.	37,246
2,487	Bob Evans Farms, Inc.	72,397
817	Bon-Ton Stores, Inc. (The)	5,441
1,111	Books-A-Million, Inc.	8,344
4,673	Borders Group, Inc.	28,692
901	Brookfield Homes Corp.	13,605
3,512	Brown Shoe Co., Inc.	59,318
1,120	Buckle, Inc. (The)	51,330
1,223	Buffalo Wild Wings, Inc.*	40,298
1,251	Build-A-Bear Workshop, Inc.*	11,447
2,345	Building Materials Holding Corp.	6,285
3,102	Cabela’s, Inc.*	42,963
803	Cache, Inc.*	10,190
2,045	California Pizza Kitchen, Inc.*	28,446
5,289	Callaway Golf Co.	67,170
857	Capella Education Co.*	55,628
1,006	Carmike Cinemas, Inc.	8,350
794	Carrols Restaurant Group, Inc.*	5,510
4,662	Carter’s, Inc.*	69,464
2,882	Casual Male Retail Group, Inc.*	11,787
2,221	Cato Corp. (The), Class A	34,870
1,767	CBRL Group, Inc.	52,038
1,747	CEC Entertainment, Inc.*	63,137
2,820	Central European Distribution Corp.*	201,235
6,125	Champion Enterprises, Inc.*	51,144
1,664	Charlotte Russe Holding, Inc.*	31,217
9,312	Charming Shoppes, Inc.*	54,103
32,609	Charter Communications, Inc., Class A*	51,848
598	Cherokee, Inc.	16,284
1,795	Childrens Place Retail Stores, Inc. (The)*	61,784
2,617	Chipotle Mexican Grill, Inc., Class B*	216,400
2,889	Christopher & Banks Corp.	32,501
754	Churchill Downs, Inc.	32,226
2,234	Cinemark Holdings, Inc.	32,326
14,537	Citadel Broadcasting Corp.	25,585
1,106	Citi Trends, Inc.*	24,553
4,187	CKE Restaurants, Inc.	49,574
3,021	CKX, Inc.*	31,932
2,219	Coinstar, Inc.*	84,544
5,209	Collective Brands, Inc.*	59,018
1,104	Columbia Sportswear Co.	48,377
972	Conn’s, Inc.*	16,786
4,922	Cooper Tire & Rubber Co.	54,044
732	Core-Mark Holding Co., Inc.*	21,257
6,914	Corinthian Colleges, Inc.*	88,499
2,460	Cox Radio, Inc., Class A*	31,365
415	CPI Corp.	9,400
1,288	Crown Media Holdings, Inc., Class A*	6,466
3,507	CSK Auto Corp.*	40,436
626	CSS Industries, Inc.	18,454
2,266	Cumulus Media, Inc., Class A*	11,897
1,020	Deckers Outdoor Corp.*	139,454
7,475	Denny’s Corp.*	30,348
4,784	DeVry, Inc.	272,927
1,190	DG FastChannel, Inc.*	23,372
890	Dolan Media Co.*	16,554
3,262	Domino’s Pizza, Inc.*	43,907
1,248	Dover Downs Gaming & Entertainment, Inc.	10,883
3,754	Dress Barn, Inc.*	58,074
1,448	Drew Industries, Inc.*	31,827
1,293	DSW, Inc., Class A*	19,098
2,430	Eddie Bauer Holdings, Inc.*	11,227
2,402	Emmis Communications Corp., Class A*	7,134
2,429	Entercom Communications Corp., Class A	23,513
5,009	Entravision Communications Corp., Class A*	26,748
1,959	Ethan Allen Interiors, Inc.	54,930
5,951	Exide Technologies*	98,132
957	FGX International Holdings Ltd.*	9,867
3,392	Finish Line, Class A*	26,899
498	Fisher Communications, Inc.*	17,490
5,111	Fleetwood Enterprises, Inc.*	21,262
3,482	Fossil, Inc.*	110,414
3,197	Fred’s, Inc., Class A	40,122
1,526	FTD Group, Inc.	22,509
3,858	Furniture Brands International, Inc.	54,243
1,038	G-III Apparel Group Ltd.*	17,220
1,381	Gaiam, Inc., Class A*	21,419
407	Gander Mountain Co.*	1,709
1,782	GateHouse Media, Inc.	7,467
3,269	Gaylord Entertainment Co.*	92,872
1,817	Genesco, Inc.*	52,130
1,379	Global Sources Ltd.*	20,823
3,340	Gray Television, Inc.	13,427
2,448	Great Wolf Resorts, Inc.*	17,014
1,818	Group 1 Automotive, Inc.	47,341
2,287	Gymboree Corp.*	105,522
4,208	Harris Interactive, Inc.*	7,995
1,478	Haverty Furniture Cos., Inc.	15,549
7,979	Hayes Lemmerz International, Inc.*	31,278
514	Heelys, Inc.*	2,256
2,417	Helen of Troy Ltd.*	43,192
749	hhgregg, Inc.*	8,224
2,266	Hibbett Sports, Inc.*	47,631

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
824	Hooker Furniture Corp.	$16,628
3,531	HOT Topic, Inc.*	18,538
3,695	Hovnanian Enterprises, Inc., Class A*	29,043
4,046	Iconix Brand Group, Inc.*	58,667
1,391	IHOP Corp.	65,224
2,879	Interactive Data Corp.	79,288
4,174	INVESTools, Inc.*	33,475
1,226	iRobot Corp.*	17,189
1,282	Isle of Capri Casinos, Inc.*	8,782
3,108	J. Crew Group, Inc.*	115,835
4,740	Jack in the Box, Inc.*	116,462
2,268	Jackson Hewitt Tax Service, Inc.	31,797
2,246	Jakks Pacific, Inc.*	53,006
4,151	Jamba, Inc.*	9,630
1,991	Jo-Ann Stores, Inc.*	44,817
1,443	JOS. A. Bank Clothiers, Inc.*	39,250
3,271	Journal Communications, Inc., Class A	19,168
494	K12, Inc.*	13,289
739	Kenneth Cole Productions, Inc., Class A	11,528
2,078	Knology, Inc.*	30,817
5,159	Krispy Kreme Doughnuts, Inc.*	18,314
2,062	K-Swiss, Inc., Class A	33,033
1,421	Lakes Entertainment, Inc.*	7,915
997	Landry’s Restaurants, Inc.	16,361
4,099	La-Z-Boy, Inc.	26,029
2,748	Leapfrog Enterprises, Inc.*	22,698
6,119	Lear Corp.*	157,564
3,675	Lee Enterprises, Inc.	24,990
1,149	Libbey, Inc.	13,248
2,671	Life Time Fitness, Inc.*	106,893
821	Lifetime Brands, Inc.	5,755
2,176	Lin TV Corp., Class A*	19,910
374	Lincoln Educational Services Corp.*	4,645
1,267	Lithia Motors, Inc., Class A	8,654
5,853	Live Nation, Inc.*	88,673
8,980	LKQ Corp.*	198,997
1,813	LodgeNet Interactive Corp.*	11,803
1,360	Lodgian, Inc.*	12,240
1,004	Lululemon Athletica, Inc.*	32,118
962	M/I Homes, Inc.	16,518
3,213	Magna Entertainment Corp., Class A*	1,382
1,834	Maidenform Brands, Inc.*	27,583
1,689	Marcus Corp.	29,101
946	Marine Products Corp.	7,729
1,304	MarineMax, Inc.*	12,766
2,120	Martha Stewart Living Omnimedia, Class A*	18,359
3,956	Marvel Entertainment, Inc.*	134,623
2,521	Matthews International Corp., Class A	120,025
1,169	McCormick & Schmick’s Seafood Restaurants, Inc.*	11,129
1,764	Media General, Inc., Class A	26,883
3,842	Mediacom Communications Corp., Class A*	23,859
4,103	Men’s Wearhouse, Inc.	85,055
2,449	Meritage Homes Corp.*	42,368
1,104	Midas, Inc.*	17,686
2,587	Modine Manufacturing Co.	40,719
2,389	Monaco Coach Corp.	10,942
897	Monarch Casino & Resort, Inc.*	12,423
1,292	Monro Muffler, Inc.	23,941
1,628	Morgans Hotel Group Co.*	20,952
1,043	Morningstar, Inc.*	74,001
849	Morton’s Restaurant Group, Inc.*	6,919
1,373	Movado Group, Inc.	30,481
1,635	MTR Gaming Group, Inc.*	8,829
1,838	Multimedia Games, Inc.*	9,999
3,351	National CineMedia, Inc.	66,685
356	National Presto Industries, Inc.	23,742
2,517	Nautilus, Inc.	16,939
3,359	NetFlix, Inc.*	101,979
1,737	New York & Co., Inc.*	14,521
3,648	NexCen Brands, Inc.*	2,408
848	Nexstar Broadcasting Group, Inc., Class A*	4,876
937	Noble International Ltd.	5,332
1,771	O’Charleys, Inc.	19,658
2,713	Orbitz Worldwide, Inc.*	21,053
1,313	Overstock.com, Inc.*	33,180
1,105	Oxford Industries, Inc.	30,211
5,603	Pacific Sunwear of California*	53,229
780	Palm Harbor Homes, Inc.*	5,905
1,717	Papa John’s International, Inc.*	50,531
1,090	Peet’s Coffee & Tea, Inc.*	25,462
3,179	PEP Boys-Manny Moe & Jack	28,547
906	Perry Ellis International, Inc.*	24,698
1,705	PetMed Express, Inc.*	23,785
1,929	PF Chang’s China Bistro, Inc.*	51,273
7,046	Pier 1 Imports, Inc.*	50,802
4,763	Pinnacle Entertainment, Inc.*	66,063
1,759	Playboy Enterprises, Inc., Class B*	10,536
2,674	Polaris Industries, Inc.	127,603
2,333	Premier Exhibitions, Inc.*	11,525
670	Pre-Paid Legal Services, Inc.*	28,133
3,023	priceline.com, Inc.*	406,684
3,518	Primedia, Inc.	20,017
9,921	Quiksilver, Inc.*	84,725
6,104	Radio One, Inc., Class D*	7,142
2,480	Raser Technologies, Inc.*	27,280
1,432	RC2 Corp.*	27,652
2,438	RCN Corp.*	29,524
1,329	Red Robin Gourmet Burgers, Inc.*	44,668
3,535	Regis Corp.	107,252
5,323	Rent-A-Center, Inc.*	111,677
2,207	Retail Ventures, Inc.*	12,315
812	Riviera Holdings Corp.*	13,154
4,333	Ruby Tuesday, Inc.	32,411
1,327	Russ Berrie & Co., Inc.*	16,043
1,517	Ruth’s Chris Steak House, Inc.*	10,710
733	Salem Communications Corp., Class A	1,811
7,468	Sally Beauty Holdings, Inc.*	56,309
876	Sauer-Danfoss, Inc.	27,322
2,452	Scholastic Corp.*	76,257
3,568	Sealy Corp.	22,193
3,736	Select Comfort Corp.*	11,021
699	Shoe Carnival, Inc.*	10,205
2,811	Shuffle Master, Inc.*	17,541
1,230	Shutterfly, Inc.*	17,724
3,924	Sinclair Broadcast Group, Inc., Class A	35,198
5,629	Six Flags, Inc.*	11,539
1,627	Skechers U.S.A., Inc., Class A*	39,129
544	Skyline Corp.	14,536
2,794	Smith & Wesson Holding Corp.*	16,121
2,336	Sonic Automotive, Inc., Class A	43,566
4,850	Sonic Corp.*	93,023
5,273	Sotheby’s	141,422
2,744	Source Interlink Cos, Inc.*	3,265
3,215	Spanish Broadcasting System, Inc., Class A*	4,533
2,570	Spartan Motors, Inc.	23,207
1,111	Speedway Motorsports, Inc.	28,319

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
3,049	Stage Stores, Inc.	$41,192
1,227	Stamps.com, Inc.*	17,914
1,256	Standard Motor Products, Inc.	10,676
5,166	Standard Pacific Corp.	16,221
2,270	Steak N Shake Co. (The)*	15,368
2,165	Stein Mart, Inc.	12,492
1,285	Steiner Leisure Ltd.*	49,678
640	Steinway Musical Instruments, Inc.*	17,568
1,408	Steven Madden Ltd.*	28,850
7,580	Stewart Enterprises, Inc., Class A	52,302
1,133	Stoneridge, Inc.*	18,955
1,159	Strayer Education, Inc.	231,684
1,642	Sturm Ruger & Co., Inc.*	12,545
1,822	Superior Industries International, Inc.	37,460
4,577	Syntax-Brillian Corp.*	3,661
847	Systemax, Inc.	16,415
1,849	Talbots, Inc.	13,387
1,108	Tarragon Corp.*	2,271
5,996	Tempur-Pedic International, Inc.	64,397
3,694	Tenneco, Inc.*	88,582
4,203	Texas Roadhouse, Inc., Class A*	46,359
3,768	Timberland Co., Class A*	69,369
1,296	Town Sports International Holdings, Inc.*	10,796
5,025	Triarc Cos, Inc., Class B	35,326
1,113	True Religion Apparel, Inc.*	28,137
2,481	Trump Entertainment Resorts, Inc.*	8,683
2,394	Tuesday Morning Corp.*	12,401
4,905	Tupperware Brands Corp.	187,862
1,971	Tween Brands, Inc.*	39,144
684	Ulta Salon Cosmetics & Fragrance, Inc.*	9,754
1,976	Under Armour, Inc., Class A*	70,741
1,142	Unifirst Corp.	54,816
1,150	Universal Electronics, Inc.*	29,233
1,681	Universal Technical Institute, Inc.*	21,719
2,507	Vail Resorts, Inc.*	124,824
3,821	Valassis Communications, Inc.*	60,716
107	Value Line, Inc.	4,232
2,218	ValueVision Media, Inc., Class A*	9,781
10,345	Visteon Corp.*	41,794
1,168	Volcom, Inc.*	29,585
3,694	Warnaco Group, Inc. (The)*	178,014
2,464	WCI Communities, Inc.*	4,682
1,178	West Marine, Inc.*	5,301
5,663	Westwood One, Inc.*	9,684
6,729	Wet Seal, Inc. (The), Class A*	30,146
591	Weyco Group, Inc.	17,003
2,358	Winnebago Industries	35,181
3,243	WMS Industries, Inc.*	120,121
3,966	Wolverine World Wide, Inc.	113,864
1,800	World Wrestling Entertainment, Inc., Class A	29,970
2,833	Zale Corp.*	61,703
1,377	Zumiez, Inc.*	28,862
		12,544,048
	Consumer Staples - 2.4%

288	Alico, Inc.	11,500
7,634	Alliance One International, Inc.*	45,880
546	American Dairy, Inc.*	6,885
4,480	American Oriental Bioengineering, Inc.*	53,312
1,241	Andersons, Inc. (The)	52,569
90	Arden Group, Inc., Class A	10,557
721	Boston Beer Co., Inc., Class A*	28,681
1,006	Cal-Maine Foods, Inc.	31,387
4,032	Casey’s General Stores, Inc.	88,260
5,573	Central Garden and Pet Co., Class A*	41,575
1,354	Chattem, Inc.*	84,232
3,388	Chiquita Brands International, Inc.*	82,464
475	Coca-Cola Bottling Co. Consolidated	24,567
6,453	Darling International, Inc.*	103,958
1,946	Elizabeth Arden, Inc.*	29,209
537	Farmer Bros Co.	12,807
6,125	Flowers Foods, Inc.	172,296
2,447	Fresh Del Monte Produce, Inc.*	72,284
2,227	Great Atlantic & Pacific Tea Co.*	55,519
1,373	Green Mountain Coffee Roasters, Inc.*	59,259
3,167	Hain Celestial Group, Inc.*	91,115
938	Imperial Sugar Co.	13,601
990	Ingles Markets, Inc., Class A	24,116
686	Inter Parfums, Inc.	17,267
1,118	J&J Snack Foods Corp.	32,478
2,064	Jones Soda Co.*	5,779
1,675	Lancaster Colony Corp.	54,890
2,473	Lance, Inc.	51,710
2,466	Longs Drug Stores Corp.	116,938
1,248	Mannatech, Inc.	7,887
790	MGP Ingredients, Inc.	5,846
1,016	Nash Finch Co.	38,852
817	National Beverage Corp.	6,136
4,014	Nu Skin Enterprises, Inc., Class A	68,800
1,826	Pantry, Inc. (The)*	22,277
3,587	Pilgrim’s Pride Corp.	93,262
2,704	Prestige Brands Holdings, Inc.*	29,501
1,068	Pricesmart, Inc.	25,141
2,049	Ralcorp Holdings, Inc.*	122,940
1,740	Reddy Ice Holdings, Inc.	21,663
3,279	Ruddick Corp.	116,503
1,349	Sanderson Farms, Inc.	67,356
1,729	Spartan Stores, Inc.	41,461
3,123	Spectrum Brands, Inc.*	12,992
345	Synutra International, Inc.*	11,319
279	Tiens Biotech Group USA, Inc.*	513
2,935	Tootsie Roll Industries, Inc.	75,224
2,490	TreeHouse Foods, Inc.*	65,064
3,415	United Natural Foods, Inc.*	72,637
2,157	Universal Corp.	107,009
673	USANA Health Sciences, Inc.*	17,128
2,479	Vector Group Ltd.	43,308
245	Village Super Market, Class A	11,478
1,311	WD-40 Co.	45,413
991	Weis Markets, Inc.	34,199
2,731	Winn-Dixie Stores, Inc.*	49,295
		2,688,299
	Energy - 8.1%

2,004	Allis-Chalmers Energy, Inc.*	34,409
1,035	Alon USA Energy, Inc.	15,846
5,610	Alpha Natural Resources, Inc.*	458,225
728	APCO Argentina, Inc.	18,637
691	Approach Resources, Inc.*	15,506
2,431	Arena Resources, Inc.*	121,720
1,059	Arlington Tankers Ltd.	24,643
1,823	Atlas America, Inc.	125,112
2,030	ATP Oil & Gas Corp.*	86,580
2,188	Atwood Oceanics, Inc.*	222,979
2,401	Aventine Renewable Energy Holdings, Inc.*	13,494
3,261	Basic Energy Services, Inc.*	93,819
3,153	Berry Petroleum Co., Class A	170,262
2,463	Bill Barrett Corp.*	132,583

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,452	Bois d’Arc Energy, Inc.*	$35,545
5,175	BPZ Resources, Inc.*	117,680
3,640	Brigham Exploration Co.*	53,035
1,615	Bristow Group, Inc.*	84,416
2,076	Bronco Drilling Co., Inc.*	37,742
3,413	Cal Dive International, Inc.*	47,714
1,656	Callon Petroleum Co.*	42,924
1,619	CARBO Ceramics, Inc.	77,210
2,129	Carrizo Oil & Gas, Inc.*	142,558
470	Clayton Williams Energy, Inc.*	44,307
797	Clean Energy Fuels Corp.*	11,915
3,410	Complete Production Services, Inc.*	97,731
3,544	Comstock Resources, Inc.*	203,248
1,840	Concho Resources, Inc.*	58,696
1,046	Contango Oil & Gas Co.*	87,393
2,942	Crosstex Energy, Inc.	100,410
1,599	CVR Energy, Inc.*	42,661
608	Dawson Geophysical Co.*	41,520
939	Delek U.S. Holdings, Inc.	12,235
5,242	Delta Petroleum Corp.*	115,848
2,216	Double Hull Tankers, Inc.	22,780
2,126	Dril-Quip, Inc.*	124,031
2,271	Edge Petroleum Corp.*	11,945
4,239	Encore Acquisition Co.*	283,123
2,255	Energy Partners Ltd.*	33,983
1,335	ENGlobal Corp.*	13,710
6,676	Evergreen Energy, Inc.*	14,687
4,919	EXCO Resources, Inc.*	122,680
4,814	Exterran Holdings, Inc.*	353,925
3,215	FX Energy, Inc.*	16,814
2,284	General Maritime Corp.	64,477
2,574	GeoGlobal Resources, Inc.*	7,748
545	Geokinetics, Inc.*	10,448
1,443	GeoMet, Inc.*	11,890
1,146	GMX Resources, Inc.*	55,317
2,783	Golar LNG Ltd.	51,124
1,521	Goodrich Petroleum Corp.*	64,795
14,752	Grey Wolf, Inc.*	115,508
856	Gulf Island Fabrication, Inc.	35,421
1,825	Gulfmark Offshore, Inc.*	122,512
1,828	Gulfport Energy Corp.*	27,804
2,784	Harvest Natural Resources, Inc.*	31,014
6,626	Hercules Offshore, Inc.*	224,754
1,834	Hornbeck Offshore Services, Inc.*	96,652
2,679	IHS, Inc., Class A*	159,561
10,139	International Coal Group, Inc.*	102,100
6,620	ION Geophysical Corp.*	108,502
1,365	Knightsbridge Tankers Ltd.	46,123
1,201	Lufkin Industries, Inc.	95,816
6,953	Mariner Energy, Inc.*	227,363
2,121	Matrix Service Co.*	51,137
3,593	McMoRan Exploration Co.*	114,689
7,130	Meridian Resource Corp.*	15,829
1,595	NATCO Group, Inc., Class A*	75,396
7,174	Newpark Resources*	50,577
2,718	Nordic American Tanker Shipping	103,991
2,502	Nova Biosource Fuels, Inc.*	2,802
3,929	Oil States International, Inc.*	229,532
11,135	Oilsands Quest, Inc.*	50,887
317	OYO Geospace Corp.*	17,885
2,839	Pacific Ethanol, Inc.*	10,050
3,292	Parallel Petroleum Corp.*	69,165
8,907	Parker Drilling Co.*	79,629
3,268	Penn Virginia Corp.	205,949
17,398	PetroHawk Energy Corp.*	511,153
1,188	Petroleum Development Corp.*	82,091
3,481	Petroquest Energy, Inc.*	77,104
1,086	PHI, Inc. (Non-Voting)*	42,593
3,960	Pioneer Drilling Co.*	70,528
12,987	Rentech, Inc.*	30,260
911	Rex Energy Corp.*	20,370
4,051	Rosetta Resources, Inc.*	109,093
2,570	RPC, Inc.	38,473
2,513	Ship Finance International Ltd.	77,124
2,237	Stone Energy Corp.*	151,176
3,748	Sulphco, Inc.*	13,793
1,251	Superior Well Services, Inc.*	30,950
2,386	Swift Energy Co.*	137,529
488	T-3 Energy Services, Inc.*	31,583
1,077	Teekay Tankers Ltd., Class A	23,586
1,206	Toreador Resources Corp.*	11,119
998	Trico Marine Services, Inc.*	38,313
2,690	TXCO Resources, Inc.*	29,778
1,100	Union Drilling, Inc.*	20,658
4,164	Uranium Resources, Inc.*	18,530
8,574	USEC, Inc.*	59,761
4,717	Vaalco Energy, Inc.*	34,717
1,136	Venoco, Inc.*	22,697
4,055	VeraSun Energy Corp.*	27,574
3,247	Verenium Corp.*	7,793
4,643	Warren Resources, Inc.*	62,773
2,427	W-H Energy Services, Inc.*	207,581
3,356	Whiting Petroleum Corp.*	313,887
2,955	Willbros Group, Inc.*	122,573
2,277	World Fuel Services Corp.	54,853
		9,202,741
	Financials - 16.2%

1,101	1st Source Corp.	24,046
837	Abington Bancorp, Inc.	8,395
2,564	Acadia Realty Trust (REIT)	63,433
4,322	Advance America Cash Advance Centers, Inc.	29,995
2,958	Advanta Corp., Class B	25,735
618	Agree Realty Corp. (REIT)	16,105
4,865	Alesco Financial, Inc. (REIT)	12,941
160	Alexander’s, Inc. (REIT)*	55,200
2,544	Alexandria Real Estate Equities, Inc. (REIT)	265,339
3,304	Alternative Asset Management Acquisition Corp.*	30,859
1,751	Amcore Financial, Inc.	17,160
2,917	American Campus Communities, Inc. (REIT)	88,735
4,536	American Equity Investment Life Holding Co.	47,946
664	American Physicians Capital, Inc.	30,225
1,371	AmericanWest Bancorp	4,593
1,080	Ameris Bancorp	14,990
1,500	Amerisafe, Inc.*	23,835
1,630	Ampal-American Israel Corp., Class A*	9,258
2,043	Amtrust Financial Services, Inc.	30,563
1,562	Anchor Bancorp Wisconsin, Inc.	21,915
5,501	Anthracite Capital, Inc. (REIT)	51,544
6,581	Anworth Mortgage Asset Corp. (REIT)	46,528
11,301	Apollo Investment Corp.	203,983
1,079	Arbor Realty Trust, Inc. (REIT)	15,160
7,393	Ares Capital Corp.	91,599
2,342	Argo Group International Holdings Ltd.*	90,378
8,452	Ashford Hospitality Trust, Inc. (REIT)	51,895
7,033	Aspen Insurance Holdings Ltd.	179,763

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,190	Asset Acceptance Capital Corp.	$16,767
1,173	Associated Estates Realty Corp. (REIT)	13,748
7,249	Assured Guaranty Ltd.	167,452
897	Asta Funding, Inc.	7,328
649	Baldwin & Lyons, Inc., Class B	14,090
636	Bancfirst Corp.	27,621
2,171	Banco Latinoamericano de Exportaciones S.A., Class E	39,360
906	Bancorp, Inc./DE*	9,649
3,977	Bank Mutual Corp.	44,105
975	Bank of the Ozarks, Inc.	23,761
3,332	BankAtlantic Bancorp, Inc., Class A	5,864
1,755	BankFinancial Corp.	26,132
2,548	BankUnited Financial Corp., Class A	8,026
1,235	Banner Corp.	22,465
2,908	Beneficial Mutual Bancorp, Inc.*	33,558
853	Berkshire Hills Bancorp, Inc.	21,589
2,246	BGC Partners, Inc., Class A*	20,034
5,723	BioMed Realty Trust, Inc. (REIT)	150,400
796	BlackRock Kelso Capital Corp.	9,520
2,956	Boston Private Financial Holdings, Inc.	24,919
4,647	Brookline Bancorp, Inc.	46,702
590	BRT Realty Trust (REIT)	7,617
1,604	Calamos Asset Management, Inc., Class A	32,449
951	Capital City Bank Group, Inc.	25,449
762	Capital Corp. of the West	4,442
243	Capital Southwest Corp.	29,279
1,390	Capital Trust, Inc./NY, Class A (REIT)	40,241
1,137	Capitol Bancorp Ltd.	17,601
3,471	CapLease, Inc. (REIT)	28,775
957	Cardtronics, Inc.*	9,436
1,792	Cascade Bancorp	15,716
2,370	Cash America International, Inc.	84,751
632	Castlepoint Holdings Ltd.	6,819
4,084	Cathay General Bancorp	62,812
2,326	CBRE Realty Finance, Inc. (REIT)	9,327
3,526	Cedar Shopping Centers, Inc. (REIT)	43,017
802	Center Financial Corp.	7,507
4,063	Centerline Holding Co.	10,036
2,295	Central Pacific Financial Corp.	34,241
1,980	Chemical Financial Corp.	48,312
2,660	Chimera Investment Corp. (REIT)	36,868
6,041	Citizens Republic Bancorp, Inc.	33,467
2,939	Citizens, Inc./TX*	19,456
1,089	City Bank/Lynwood, WA	15,769
1,291	City Holding Co.	55,539
1,007	Clayton Holdings, Inc.*	5,931
891	Clifton Savings Bancorp, Inc.	9,079
1,320	CNA Surety Corp.*	19,312
1,476	CoBiz Financial, Inc.	15,616
1,395	Cohen & Steers, Inc.	42,101
1,428	Columbia Banking System, Inc.	38,170
3,901	Commerce Group, Inc.	143,440
831	Community Bancorp*	6,640
2,401	Community Bank System, Inc.	57,936
1,214	Community Trust Bancorp, Inc.	37,197
1,689	Compass Diversified Holdings	23,139
1,451	CompuCredit Corp.*	13,320
456	Consolidated-Tomoka Land Co.	24,410
3,114	Corporate Office Properties Trust SBI MD (REIT)	118,052
3,106	Corus Bankshares, Inc.	17,859
3,411	Cousins Properties, Inc. (REIT)	90,289
1,164	Cowen Group, Inc.*	9,242
2,026	Crawford & Co., Class B*	12,115
408	Credit Acceptance Corp.*	10,653
1,995	Crystal River Capital, Inc. (REIT)	11,132
5,292	CVB Financial Corp.	56,095
613	Darwin Professional Underwriters, Inc.*	17,434
13,439	DCT Industrial Trust, Inc. (REIT)	131,030
3,466	Delphi Financial Group, Inc., Class A	100,133
7,543	DiamondRock Hospitality Co. (REIT)	103,415
4,499	Digital Realty Trust, Inc. (REIT)	190,308
1,965	Dime Community Bancshares	35,724
1,281	Dollar Financial Corp.*	25,530
1,060	Donegal Group, Inc., Class A	18,985
1,685	Downey Financial Corp.	11,323
2,792	DuPont Fabros Technology, Inc. (REIT)	56,510
1,895	EastGroup Properties, Inc. (REIT)	90,069
2,232	Education Realty Trust, Inc. (REIT)	29,128
1,065	eHealth, Inc.*	26,550
477	EMC Insurance Group, Inc.	13,370
3,959	Employers Holdings, Inc.	75,577
1,283	Encore Capital Group, Inc.*	13,561
1,781	Energy Infrastructure Acquisition Corp.*	18,024
559	Enstar Group Ltd.*	59,668
822	Enterprise Financial Services Corp.	16,481
2,444	Entertainment Properties Trust (REIT)	134,542
694	Epoch Holding Corp.	7,405
1,607	Equity Lifestyle Properties, Inc. (REIT)	79,852
2,904	Equity One, Inc. (REIT)	67,402
772	Evercore Partners, Inc., Class A	11,240
6,494	Extra Space Storage, Inc. (REIT)	108,125
2,956	Ezcorp, Inc., Class A*	37,334
1,148	FBL Financial Group, Inc., Class A	30,824
2,479	FBR Capital Markets Corp. (REIT)*	12,717
703	FCStone Group, Inc.*	27,508
823	Federal Agricultural Mortgage Corp., Class C	23,834
4,978	FelCor Lodging Trust, Inc. (REIT)	73,973
2,032	Financial Federal Corp.	49,357
1,364	First Acceptance Corp.*	4,774
1,100	First Bancorp/North Carolina	18,491
7,382	First Bancorp/Puerto Rico	74,263
2,071	First Busey Corp.	37,734
1,986	First Cash Financial Services, Inc.*	30,565
2,805	First Charter Corp.	86,338
5,905	First Commonwealth Financial Corp.	66,254
801	First Community Bancshares, Inc./VA	27,226
2,649	First Financial Bancorp	30,172
1,656	First Financial Bankshares, Inc.	75,845
1,054	First Financial Corp./IN	34,518
952	First Financial Holdings, Inc.	23,876
3,622	First Industrial Realty Trust, Inc. (REIT)	113,477
1,462	First Merchants Corp.	36,185
1,040	First Mercury Financial Corp.*	18,366
3,967	First Midwest Bancorp, Inc./IL	103,539
8,453	First Niagara Financial Group, Inc.	119,779
1,310	First Place Financial Corp./OH	16,676
1,932	First Potomac Realty Trust (REIT)	33,694
666	First Regional Bancorp/CA*	7,106
679	First South Bancorp, Inc./Washington NC	13,078
1,632	First State Bancorporation/NM	12,648
1,088	FirstFed Financial Corp.*	16,037

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
6,421	FirstMerit Corp.	129,768
3,550	Flagstar Bancorp, Inc.	$16,863
1,096	Flagstone Reinsurance Holdings Ltd.	14,248
1,685	Flushing Financial Corp.	33,060
6,857	FNB Corp./PA	102,786
728	Fpic Insurance Group, Inc.*	33,131
2,023	Franklin Bank Corp./TX*	2,063
4,749	Franklin Street Properties Corp. (REIT)	70,143
11,760	Friedman Billings Ramsey Group, Inc., Class A (REIT)	22,579
3,297	Frontier Financial Corp.	48,466
650	FX Real Estate and Entertainment, Inc.*	2,541
441	GAMCO Investors, Inc., Class A	23,413
1,383	Getty Realty Corp. (REIT)	24,078
5,115	GFI Group, Inc.	60,562
4,204	Glacier Bancorp, Inc.	87,191
1,647	Gladstone Capital Corp.	29,284
2,961	Glimcher Realty Trust (REIT)	38,345
2,508	GMH Communities Trust (REIT)	18,409
3,244	Gramercy Capital Corp./New York (REIT)	54,337
830	Great Southern Bancorp, Inc.	9,587
912	Green Bankshares, Inc.	17,665
1,427	Greenhill & Co., Inc.	85,977
856	Greenlight Capital Re Ltd., Class A*	16,872
3,137	Grubb & Ellis Co.	17,944
4,067	Guaranty Bancorp*	24,361
366	Hallmark Financial Services*	4,648
2,135	Hancock Holding Co.	94,986
3,045	Hanmi Financial Corp.	19,488
1,179	Harleysville Group, Inc.	45,993
2,451	Harleysville National Corp.	33,236
4,044	Healthcare Realty Trust, Inc. (REIT)	107,368
1,014	Heartland Financial USA, Inc.	23,728
4,287	Heckmann Corp.*	36,911
2,583	Hercules Technology Growth Capital, Inc.	26,786
958	Heritage Commerce Corp.	15,251
3,253	Hersha Hospitality Trust (REIT)	30,936
1,312	HFF, Inc., Class A*	8,882
4,405	Hicks Acquisition Co. I, Inc.*	40,790
4,539	Highwoods Properties, Inc. (REIT)	163,404
2,934	Hilb Rogal & Hobbs Co.	90,837
3,785	Hilltop Holdings, Inc.*	39,742
976	Home Bancshares, Inc./Conway AR	22,448
2,653	Home Properties, Inc. (REIT)	135,834
3,242	Horace Mann Educators Corp.	52,812
978	Horizon Financial Corp.	10,582
926	IBERIABANK Corp.	48,837
6,071	IMPAC Mortgage Holdings, Inc. (REIT)*	6,617
439	Imperial Capital Bancorp, Inc.	4,399
504	Independence Holding Co.	6,900
1,802	Independent Bank Corp./MI	10,830
1,298	Independent Bank Corp./Rockland MA	38,031
1,305	Infinity Property & Casualty Corp.	52,618
4,635	Inland Real Estate Corp. (REIT)	72,770
1,657	Integra Bank Corp.	23,811
3,192	Interactive Brokers Group, Inc.*	103,963
4,088	International Bancshares Corp.	103,590
4,074	Investors Bancorp, Inc.*	58,217
4,508	Investors Real Estate Trust (REIT)	47,154
4,447	IPC Holdings Ltd.	126,295
1,501	Irwin Financial Corp.	6,169
2,065	JER Investors Trust, Inc. (REIT)	18,544
371	Kansas City Life Insurance Co.	19,489
798	Kayne Anderson Energy Development Co.	19,048
2,453	KBW, Inc.*	60,393
1,708	Kearny Financial Corp.	19,881
391	K-Fed Bancorp	4,450
1,664	Kite Realty Group Trust (REIT)	23,130
7,748	Knight Capital Group, Inc., Class A*	137,992
1,329	Kohlberg Capital Corp.	17,742
4,243	LaBranche & Co., Inc.*	28,428
7,815	Ladenburg Thalmann Financial Services, Inc.*	15,317
1,600	Lakeland Bancorp, Inc.	23,584
973	Lakeland Financial Corp.	23,284
1,242	LandAmerica Financial Group, Inc.	36,987
3,200	LaSalle Hotel Properties (REIT)	105,024
4,893	Lexington Realty Trust (REIT)	76,282
1,888	LTC Properties, Inc. (REIT)	52,486
1,235	Macatawa Bank Corp.	11,103
2,989	Maguire Properties, Inc. (REIT)	46,957
1,494	MainSource Financial Group, Inc.	25,069
3,020	Marathon Acquisition Corp.*	23,707
2,477	MarketAxess Holdings, Inc.*	19,370
354	Maui Land & Pineapple Co., Inc.*	10,224
4,477	Max Capital Group Ltd.	107,985
2,763	MB Financial, Inc.	78,663
6,034	MCG Capital Corp.	34,575
2,558	Meadowbrook Insurance Group, Inc.	17,573
5,164	Medical Properties Trust, Inc. (REIT)	63,052
3,650	Meruelo Maddux Properties, Inc.*	10,220
12,101	MFA Mortgage Investments, Inc. (REIT)	87,974
2,031	Mid-America Apartment Communities, Inc. (REIT)	113,695
1,761	Midwest Banc Holdings, Inc.	15,462
1,567	Mission West Properties, Inc. (REIT)	18,381
7,644	Montpelier Re Holdings Ltd.	128,190
1,936	MVC Capital, Inc.	29,660
1,785	Nara Bancorp, Inc.	22,705
301	NASB Financial, Inc.	7,691
3,005	National Financial Partners Corp.	73,382
1,858	National Health Investors, Inc. (REIT)	57,598
423	National Interstate Corp.	9,712
6,182	National Penn Bancshares, Inc.	105,836
5,708	National Retail Properties, Inc. (REIT)	129,629
180	National Western Life Insurance Co., Class A	42,440
7,600	Nationwide Health Properties, Inc. (REIT)	259,388
1,047	Navigators Group, Inc.*	52,863
2,572	NBT Bancorp, Inc.	63,065
1,397	Nelnet, Inc., Class A	18,426
9,053	NewAlliance Bancshares, Inc.	121,310
3,314	Newcastle Investment Corp. (REIT)	32,875
1,480	NewStar Financial, Inc.*	7,962
1,692	NGP Capital Resources Co.	27,969
1,609	Northfield Bancorp, Inc.*	18,053
4,895	NorthStar Realty Finance Corp. (REIT)	48,950
1,463	Northwest Bancorp, Inc.	35,887
3,304	NRDC Acquisition Corp.*	30,727
1,960	NTR Acquisition Co.*	18,934
465	NYMAGIC, Inc.	10,560
2,834	Ocwen Financial Corp.*	19,951
2,138	Odyssey Re Holdings Corp.	80,261
5,300	Old National Bancorp/IN	92,644

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,096	Old Second Bancorp, Inc.	$20,813
5,365	Omega Healthcare Investors, Inc. (REIT)	95,604
3,486	optionsXpress Holdings, Inc.	79,620
1,653	Oriental Financial Group, Inc.	30,085
971	Oritani Financial Corp.*	15,148
3,752	Pacific Capital Bancorp N.A.	74,815
1,943	PacWest Bancorp	40,958
966	Park National Corp.	68,489
1,268	Parkway Properties, Inc./MD (REIT)	48,209
1,648	Patriot Capital Funding, Inc.	16,760
1,595	PennantPark Investment Corp.	12,999
2,564	Pennsylvania Real Estate Investment Trust (REIT)	68,843
1,057	Penson Worldwide, Inc.*	14,164
839	Peoples Bancorp, Inc./OH	19,876
1,805	PFF Bancorp, Inc.	2,220
4,270	PHH Corp.*	80,404
9,105	Phoenix Cos, Inc. (The)	92,234
1,216	Pico Holdings, Inc.*	50,415
1,777	Pinnacle Financial Partners, Inc.*	47,784
1,495	Piper Jaffray Cos.*	56,810
3,904	Platinum Underwriters Holdings Ltd.	138,475
2,604	PMA Capital Corp., Class A*	25,988
1,206	Portfolio Recovery Associates, Inc.*	49,555
3,482	Post Properties, Inc. (REIT)	123,646
3,114	Potlatch Corp. (REIT)	150,531
736	Preferred Bank/Los Angeles CA	6,565
1,724	Presidential Life Corp.	30,377
3,593	Primus Guaranty Ltd.*	16,348
1,506	PrivateBancorp, Inc.	57,047
2,660	ProAssurance Corp.*	136,272
2,096	Prospect Capital Corp.	30,308
2,835	Prosperity Bancshares, Inc.	90,550
2,573	Provident Bankshares Corp.	24,598
4,932	Provident Financial Services, Inc.	77,580
3,202	Provident New York Bancorp	41,658
1,270	PS Business Parks, Inc. (REIT)	73,025
485	Pzena Investment Management, Inc., Class A	6,378
597	QC Holdings, Inc.	4,955
5,052	RAIT Financial Trust (REIT)	44,963
1,452	RAM Holdings Ltd.*	1,815
1,483	Ramco-Gershenson Properties Trust (REIT)	33,145
8,061	Realty Income Corp. (REIT)	197,495
1,983	Redwood Trust, Inc. (REIT)	66,926
1,690	Renasant Corp.	39,242
756	Republic Bancorp, Inc./Kentucky, Class A	18,824
1,054	Resource America, Inc., Class A	10,582
1,757	Resource Capital Corp. (REIT)	16,024
1,697	Riskmetrics Group, Inc.*	35,179
1,554	RLI Corp.	79,472
709	Rockville Financial, Inc.	9,813
810	Roma Financial Corp.	12,004
433	Royal Bancshares of Pennsylvania, Class A	4,118
1,979	S & T Bancorp, Inc.	64,337
1,295	Safety Insurance Group, Inc.	50,065
1,483	Sanders Morris Harris Group, Inc.	10,826
1,256	Sandy Spring Bancorp, Inc.	33,259
350	Santander BanCorp	4,886
855	Saul Centers, Inc. (REIT)	43,109
811	SCBT Financial Corp.	27,006
1,660	SeaBright Insurance Holdings, Inc.*	25,431
1,184	Seacoast Banking Corp of Florida	12,728
1,581	Security Bank Corp./Georgia	8,695
4,377	Selective Insurance Group	95,769
7,573	Senior Housing Properties Trust (REIT)	168,196
605	Sierra Bancorp	13,328
2,368	Signature Bank/NY*	67,583
1,127	Simmons First National Corp., Class A	34,295
5,917	South Financial Group, Inc. (The)	32,603
960	Southside Bancshares, Inc.	21,014
1,140	Southwest Bancorp, Inc./OK	19,334
1,728	Sovran Self Storage, Inc. (REIT)	76,360
1,152	State Auto Financial Corp.	31,738
1,489	Sterling Bancorp/NY	21,844
5,938	Sterling Bancshares, Inc./TX	60,686
4,091	Sterling Financial Corp.	36,328
1,372	Stewart Information Services Corp.	32,448
1,193	Stifel Financial Corp.*	68,108
5,933	Strategic Hotels & Resorts, Inc. (REIT)	81,579
395	Stratus Properties, Inc.*	10,464
802	Suffolk Bancorp	26,995
1,318	Sun Bancorp, Inc./NJ*	14,419
1,277	Sun Communities, Inc. (REIT)	25,604
4,686	Sunstone Hotel Investors, Inc. (REIT)	90,205
804	Superior Bancorp*	11,907
6,792	Susquehanna Bancshares, Inc.	130,746
2,574	SVB Financial Group*	131,917
1,781	SWS Group, Inc.	32,913
930	SY Bancorp, Inc.	23,464
2,496	Tanger Factory Outlet Centers (REIT)	95,447
438	Taylor Capital Group, Inc.	5,628
882	Tejon Ranch Co.*	35,201
1,869	Texas Capital Bancshares, Inc.*	33,866
1,895	Thomas Properties Group, Inc.	19,632
1,721	Thomas Weisel Partners Group, Inc.*	11,737
1,703	TICC Capital Corp.	11,240
1,441	TierOne Corp.	10,332
525	Tompkins Financial Corp.	23,835
1,591	Tower Group, Inc.	41,477
2,312	TradeStation Group, Inc.*	24,345
914	Triad Guaranty, Inc.*	2,020
1,119	Trico Bancshares	18,441
3,832	Triplecrown Acquisition Corp.*	35,216
5,994	Trustco Bank Corp. NY	52,507
3,905	Trustmark Corp.	77,944
943	U.S. Global Investors, Inc., Class A	14,239
7,972	UCBH Holdings, Inc.	38,903
2,471	UMB Financial Corp.	128,912
4,888	Umpqua Holdings Corp.	68,139
1,065	Union Bankshares Corp./VA	21,353
1,829	United America Indemnity Ltd., Class A*	26,649
3,058	United Bankshares, Inc.	86,817
3,316	United Community Banks, Inc./GA	34,685
2,140	United Community Financial Corp./OH	12,990
1,748	United Fire & Casualty Co.	63,085
653	United Security Bancshares/Fresno CA	9,736
941	Universal Health Realty Income Trust (REIT)	32,098
1,036	Univest Corp. of Pennsylvania	25,444
1,687	Urstadt Biddle Properties, Inc., Class A (REIT)	29,185
3,697	U-Store-It Trust (REIT)	46,989
1,261	Validus Holdings Ltd.	26,380
926	ViewPoint Financial Group	14,992

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,504	Virginia Commerce Bancorp*	$9,099
6,696	Waddell & Reed Financial, Inc., Class A	236,771
3,944	Washington Real Estate Investment Trust (REIT)	132,873
911	Washington Trust Bancorp, Inc.	21,563
781	Wauwatosa Holdings, Inc.*	10,208
2,012	WesBanco, Inc.	44,264
1,252	West Coast Bancorp/OR	14,486
2,398	Westamerica Bancorporation	133,089
1,323	Western Alliance Bancorp*	14,011
825	Westfield Financial, Inc.	8,101
1,406	Wilshire Bancorp, Inc.	12,556
4,439	Winthrop Realty Trust (REIT)	19,620
1,927	Wintrust Financial Corp.	60,084
1,398	World Acceptance Corp.*	61,820
1,750	WP Stewart & Co., Ltd.	3,325
502	WSFS Financial Corp.	25,577
2,956	Zenith National Insurance Corp.	119,275
		18,370,794
	Health Care - 10.8%

1,667	Abaxis, Inc.*	48,993
2,306	Abiomed, Inc.*	34,083
2,471	Acadia Pharmaceuticals, Inc.*	21,745
1,313	Accuray, Inc.*	12,552
2,271	Acorda Therapeutics, Inc.*	48,963
340	Affymax, Inc.*	5,069
5,475	Affymetrix, Inc.*	66,029
833	Air Methods Corp.*	32,104
4,393	Akorn, Inc.*	20,867
1,948	Albany Molecular Research, Inc.*	27,233
3,066	Alexion Pharmaceuticals, Inc.*	218,759
1,705	Alexza Pharmaceuticals, Inc.*	8,730
4,723	Align Technology, Inc.*	62,202
8,024	Alkermes, Inc.*	101,664
2,036	Alliance Imaging, Inc.*	17,163
3,333	Allos Therapeutics, Inc.*	21,131
4,417	Allscripts Healthcare Solutions, Inc.*	54,903
2,793	Alnylam Pharmaceuticals, Inc.*	80,662
3,460	Alpharma, Inc., Class A*	87,157
1,694	Altus Pharmaceuticals, Inc.*	7,267
1,336	AMAG Pharmaceuticals, Inc.*	53,440
2,071	Amedisys, Inc.*	105,228
1,001	American Dental Partners, Inc.*	12,032
5,750	American Medical Systems Holdings, Inc.*	86,882
4,210	AMERIGROUP Corp.*	116,238
399	Amicus Therapeutics, Inc.*	4,150
2,768	AMN Healthcare Services, Inc.*	48,191
2,438	Amsurg Corp.*	66,509
1,056	Analogic Corp.	70,773
1,675	Angiodynamics, Inc.*	25,946
942	Animal Health International, Inc.*	6,396
6,292	Applera Corp. - Celera Group*	81,041
3,483	Apria Healthcare Group, Inc.*	58,689
5,759	Arena Pharmaceuticals, Inc.*	29,544
5,480	Ariad Pharmaceuticals, Inc.*	14,138
3,107	Arqule, Inc.*	13,298
3,750	Array Biopharma, Inc.*	23,325
2,195	Arthrocare Corp.*	96,821
1,234	Aspect Medical Systems, Inc.*	6,602
4,482	Assisted Living Concepts, Inc., Class A*	30,029
553	athenanhealth, Inc.*	17,514
2,495	Auxilium Pharmaceuticals, Inc.*	79,441
1,525	Bentley Pharmaceuticals, Inc.*	23,881
486	Biodel, Inc.*	7,616
886	BioForm Medical, Inc.*	3,916
7,645	BioMarin Pharmaceutical, Inc.*	291,810
856	BioMimetic Therapeutics, Inc.*	10,229
4,192	Bionovo, Inc.*	4,150
1,491	Bio-Rad Laboratories, Inc., Class A*	133,415
885	Bio-Reference Labs, Inc.*	21,983
2,437	BMP Sunstone Corp.*	17,863
5,185	Bruker Corp.*	60,353
1,698	Cadence Pharmaceuticals, Inc.*	11,360
2,288	Cambrex Corp.*	14,071
966	Cantel Medical Corp.*	10,336
1,854	Capital Senior Living Corp.*	14,906
847	Caraco Pharmaceutical Laboratories Ltd.*	14,585
6,852	Cell Genesys, Inc.*	24,256
3,480	Centene Corp.*	73,463
4,396	Cepheid, Inc.*	115,703
1,908	Chemed Corp.	69,108
724	Computer Programs & Systems, Inc.	14,444
2,346	Conceptus, Inc.*	44,527
2,257	Conmed Corp.*	60,239
608	Corvel Corp.*	21,894
2,559	Cross Country Healthcare, Inc.*	39,588
1,965	CryoLife, Inc.*	22,755
4,416	Cubist Pharmaceuticals, Inc.*	84,169
1,013	Cutera, Inc.*	10,373
4,737	CV Therapeutics, Inc.*	41,828
1,878	Cyberonics, Inc.*	33,297
641	Cynosure, Inc., Class A*	15,724
2,952	Cypress Bioscience, Inc.*	24,029
2,746	Cytokinetics, Inc.*	11,039
6,927	CytRx Corp.*	6,096
1,026	Datascope Corp.	43,831
7,438	Dendreon Corp.*	38,678
1,518	Dionex Corp.*	110,693
7,708	Discovery Laboratories, Inc.*	14,414
5,909	Durect Corp.*	27,477
3,645	Eclipsys Corp.*	74,358
741	Emergency Medical Services Corp.*	17,273
474	Emergent Biosolutions, Inc.*	5,096
975	Emeritus Corp.*	20,699
5,436	Encysive Pharmaceuticals, Inc.*	12,775
368	Ensign Group, Inc. (The)	3,831
2,477	Enzo Biochem, Inc.*	24,349
3,516	Enzon Pharmaceuticals, Inc.*	30,941
3,125	eResearchTechnology, Inc.*	49,969
3,696	ev3, Inc.*	36,775
8,321	Exelixis, Inc.*	52,589
1,090	Genomic Health, Inc.*	18,857
457	Genoptix, Inc.*	12,389
2,203	Gentiva Health Services, Inc.*	44,368
5,286	GenVec, Inc.*	9,462
6,210	Geron Corp.*	26,393
1,782	Greatbatch, Inc.*	33,412
1,344	GTx, Inc.*	20,187
2,118	Haemonetics Corp.*	119,370
5,138	Halozyme Therapeutics, Inc.*	26,615
880	Hansen Medical, Inc.*	15,778
2,467	HealthExtras, Inc.*	77,094
6,283	Healthsouth Corp.*	117,681
3,816	Healthspring, Inc.*	70,901
2,797	Healthways, Inc.*	90,343
1,769	HMS Holdings Corp.*	35,787
19,526	Hologic, Inc.*	469,210
10,714	Human Genome Sciences, Inc.*	62,998
2,969	Hythiam, Inc.*	7,126

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,031	ICU Medical, Inc.*	$26,270
1,986	Idenix Pharmaceuticals, Inc.*	12,988
1,637	I-Flow Corp.*	22,476
4,278	Illumina, Inc.*	335,737
5,497	Immucor, Inc.*	147,485
4,633	Immunomedics, Inc.*	12,370
6,702	Incyte Corp.*	65,076
4,864	Indevus Pharmaceuticals, Inc.*	21,839
672	Insulet Corp.*	10,954
1,436	Integra LifeSciences Holdings Corp.*	60,341
2,387	InterMune, Inc.*	33,657
2,296	Invacare Corp.	41,741
2,637	inVentiv Health, Inc.*	86,230
6,021	Inverness Medical Innovations, Inc.*	220,128
472	IPC The Hospitalist Co., Inc.*	10,804
7,416	Isis Pharmaceuticals, Inc.*	104,862
4,250	Javelin Pharmaceuticals, Inc.*	11,985
478	Jazz Pharmaceuticals, Inc.*	3,657
1,013	Kendle International, Inc.*	38,281
952	Kensey Nash Corp.*	27,970
3,476	Keryx Biopharmaceuticals, Inc.*	1,773
2,292	Kindred Healthcare, Inc.*	63,236
3,393	Kosan Biosciences, Inc.*	18,390
2,822	KV Pharmaceutical Co., Class A*	70,578
733	Landauer, Inc.	43,841
1,521	LCA-Vision, Inc.	12,640
1,158	LHC Group, Inc.*	25,094
6,793	Ligand Pharmaceuticals, Inc., Class B*	23,843
2,859	Luminex Corp.*	63,584
3,120	Magellan Health Services, Inc.*	125,580
4,211	MannKind Corp.*	12,633
475	MAP Pharmaceuticals, Inc.*	6,579
2,574	Martek Biosciences Corp.*	97,194
1,094	Masimo Corp.*	37,809
1,946	Maxygen, Inc.*	11,462
10,050	Medarex, Inc.*	87,536
1,163	MedAssets, Inc.*	20,771
742	Medcath Corp.*	16,101
1,110	Medical Action Industries, Inc.*	14,741
4,127	Medicines Co. (The)*	75,524
4,456	Medicis Pharmaceutical Corp., Class A	105,964
1,703	Medivation, Inc.*	25,835
2,697	Mentor Corp.	84,982
3,169	Meridian Bioscience, Inc.	92,947
2,185	Merit Medical Systems, Inc.*	34,785
1,211	Metabolix, Inc.*	13,587
1,197	Micrus Endovascular Corp.*	13,538
3,758	Minrad International, Inc.*	8,493
401	Molecular Insight Pharmaceuticals, Inc.*	2,823
1,090	Molina Healthcare, Inc.*	32,874
1,891	Momenta Pharmaceuticals, Inc.*	24,243
680	MWI Veterinary Supply, Inc.*	26,058
3,435	Myriad Genetics, Inc.*	166,323
4,202	Nabi Biopharmaceuticals*	17,396
582	Nanosphere, Inc.*	5,587
2,497	Nastech Pharmaceutical Co., Inc.*	2,971
557	National Healthcare Corp.	29,103
1,817	Natus Medical, Inc.*	39,175
7,316	Nektar Therapeutics*	32,629
3,031	Neurocrine Biosciences, Inc.*	14,943
2,525	Neurogen Corp.*	2,096
1,682	Nighthawk Radiology Holdings, Inc.*	12,834
1,558	Northstar Neuroscience, Inc.*	2,633
570	Novacea, Inc.*	1,847
1,982	Noven Pharmaceuticals, Inc.*	24,260
2,754	NuVasive, Inc.*	116,577
1,612	NxStage Medical, Inc.*	7,818
426	Obagi Medical Products, Inc.*	3,821
2,695	Odyssey HealthCare, Inc.*	29,402
2,684	Omnicell, Inc.*	35,644
1,093	Omrix Biopharmaceuticals, Inc.*	19,882
4,365	Onyx Pharmaceuticals, Inc.*	154,259
3,685	OraSure Technologies, Inc.*	20,046
735	Orexigen Therapeutics, Inc.*	6,402
1,320	Orthofix International N.V.*	42,953
4,601	OSI Pharmaceuticals, Inc.*	162,415
1,174	Osiris Therapeutics, Inc.*	16,448
3,232	Owens & Minor, Inc.	153,455
2,722	Pain Therapeutics, Inc.*	22,130
1,463	Palomar Medical Technologies, Inc.*	16,181
2,699	Par Pharmaceutical Cos., Inc.*	49,230
4,441	Parexel International Corp.*	109,204
1,858	Penwest Pharmaceuticals Co.*	5,797
6,132	Perrigo Co.	224,493
1,489	PharmaNet Development Group, Inc.*	25,134
2,158	PharMerica Corp.*	44,174
3,281	Phase Forward, Inc.*	56,893
1,856	Poniard Pharmaceuticals, Inc.*	7,350
2,033	Pozen, Inc.*	27,933
2,038	Progenics Pharmaceuticals, Inc.*	33,382
181	Protalix BioTherapeutics, Inc.*	634
970	Providence Service Corp. (The)*	25,656
5,079	PSS World Medical, Inc.*	92,539
4,332	Psychiatric Solutions, Inc.*	157,988
2,290	Quidel Corp.*	39,090
5,079	Regeneron Pharmaceuticals, Inc.*	101,072
1,394	RehabCare Group, Inc.*	23,656
1,944	Res-Care, Inc.*	37,072
2,876	Rigel Pharmaceuticals, Inc.*	67,126
3,614	RTI Biologics, Inc.*	35,959
3,763	Salix Pharmaceuticals Ltd.*	28,900
4,050	Santarus, Inc.*	9,841
4,237	Savient Pharmaceuticals, Inc.*	112,874
2,814	Sciele Pharma, Inc.	61,655
4,665	Seattle Genetics, Inc.*	43,618
2,420	Senomyx, Inc.*	12,511
1,336	Sirona Dental Systems, Inc.*	39,626
509	Sirtris Pharmaceuticals, Inc.*	11,442
1,787	Skilled Healthcare Group, Inc.*	24,053
810	Somaxon Pharmaceuticals, Inc.*	3,443
2,105	Sonic Innovations, Inc.*	8,420
1,324	SonoSite, Inc.*	40,673
2,485	Spectranetics Corp.*	27,087
2,087	Stereotaxis, Inc.*	10,998
5,200	STERIS Corp.	157,300
344	Sucampo Pharmaceuticals, Inc., Class A*	3,674
3,427	Sun Healthcare Group, Inc.*	49,212
3,568	Sunrise Senior Living, Inc.*	94,481
4,259	SuperGen, Inc.*	10,690
1,211	SurModics, Inc.*	54,301
2,816	Symmetry Medical, Inc.*	41,705
399	Synta Pharmaceuticals Corp.*	2,793
4,186	Telik, Inc.*	9,084
2,630	Tercica, Inc.*	11,204
4,245	Thoratec Corp.*	70,170
937	TomoTherapy, Inc.*	8,349
519	TranS1, Inc.*	7,359
1,116	Triple-S Management Corp., Class B*	21,115
3,403	Trizetto Group*	73,062
693	Trubion Pharmaceuticals, Inc.*	4,310

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,775	United Therapeutics Corp.*	$169,530
3,893	Universal American Corp.*	44,964
7,125	Valeant Pharmaceuticals International*	116,636
2,121	Vanda Pharmaceuticals, Inc.*	9,926
2,447	Varian, Inc.*	135,784
5,569	Viropharma, Inc.*	53,407
355	Virtual Radiologic Corp.*	3,621
1,362	Vital Images, Inc.*	21,043
864	Vital Signs, Inc.	49,067
4,657	Vivus, Inc.*	31,854
2,302	Volcano Corp.*	32,090
2,633	West Pharmaceutical Services, Inc.	124,883
2,827	Wright Medical Group, Inc.*	83,934
1,720	XenoPort, Inc.*	74,442
10,508	XOMA Ltd.*	21,016
1,627	Zoll Medical Corp.*	58,979
3,103	Zymogenetics, Inc.*	27,989
		12,224,844
	Industrials - 13.5%

1,405	3D Systems Corp.*	12,870
1,642	A.O. Smith Corp.	59,358
1,104	AAON, Inc.	23,206
2,976	AAR Corp.*	57,377
3,457	ABM Industries, Inc.	75,466
4,306	ACCO Brands Corp.*	66,054
1,879	Accuride Corp.*	14,562
4,374	Actuant Corp., Class A	159,695
3,274	Acuity Brands, Inc.	174,340
1,740	Administaff, Inc.	48,581
1,441	Advisory Board Co. (The)*	66,531
3,421	Aecom Technology Corp.*	110,190
593	Aerovironment, Inc.*	15,762
5,002	Air Transport Services Group, Inc.*	8,253
9,333	Airtran Holdings, Inc.*	27,999
2,870	Alaska Air Group, Inc.*	56,051
2,340	Albany International Corp., Class A	80,987
421	Allegiant Travel Co.*	8,799
916	Altra Holdings, Inc.*	15,957
799	Amerco, Inc.*	47,548
4,001	American Commercial Lines, Inc.*	61,375
1,294	American Ecology Corp.	37,164
781	American Railcar Industries, Inc.	16,346
2,374	American Reprographics Co.*	43,420
732	American Science & Engineering, Inc.	37,493
3,240	American Superconductor Corp.*	114,307
868	American Woodmark Corp.	19,556
727	Ameron International Corp.	83,365
577	Ampco-Pittsburgh Corp.	26,923
125	Amrep Corp.	6,251
2,297	Apogee Enterprises, Inc.	54,531
2,546	Applied Energetics, Inc.*	5,168
3,437	Applied Industrial Technologies, Inc.	94,758
1,038	Argon ST, Inc.*	25,057
1,799	Arkansas Best Corp.	66,851
2,701	Arrowhead Research Corp.*	6,671
1,501	Astec Industries, Inc.*	58,404
1,065	Atlas Air Worldwide Holdings, Inc.*	65,924
930	AZZ, Inc.*	29,183
1,135	Badger Meter, Inc.	55,785
3,652	Baldor Electric Co.	128,550
3,677	Barnes Group, Inc.	117,443
593	Barrett Business Services, Inc.	7,798
3,532	Beacon Roofing Supply, Inc.*	43,126
3,594	Belden, Inc.	150,553
3,037	Blount International, Inc.*	42,548
919	BlueLinx Holdings, Inc.	4,374
2,201	Bowne & Co., Inc.	33,829
4,022	Brady Corp., Class A	155,692
3,946	Briggs & Stratton Corp.	58,203
5,967	Bucyrus International, Inc.	422,344
1,220	Builders FirstSource, Inc.*	8,930
864	Cascade Corp.	43,511
1,814	Casella Waste Systems, Inc., Class A*	20,244
3,787	CBIZ, Inc.*	32,265
1,030	CDI Corp.	29,355
1,744	Celadon Group, Inc.*	19,882
4,284	Cenveo, Inc.*	50,037
2,170	Ceradyne, Inc.*	93,592
1,086	Chart Industries, Inc.*	45,493
408	China Architectural Engineering, Inc.*	3,599
1,306	CIRCOR International, Inc.	69,753
4,092	Clarcor, Inc.	177,675
1,556	Clean Harbors, Inc.*	110,523
670	Coleman Cable, Inc.*	7,437
1,503	Columbus McKinnon Corp.*	42,851
3,268	Comfort Systems USA, Inc.	43,791
1,707	Commercial Vehicle Group, Inc.*	23,796
98	Compx International, Inc.	661
1,399	COMSYS IT Partners, Inc.*	14,046
679	Consolidated Graphics, Inc.*	37,297
848	Cornell Cos., Inc.*	18,860
1,532	CoStar Group, Inc.*	71,851
831	Courier Corp.	19,520
877	CRA International, Inc.*	30,581
1,241	Cubic Corp.	31,372
3,534	Curtiss-Wright Corp.	182,036
4,141	Deluxe Corp.	93,297
1,926	Diamond Management & Technology Consultants, Inc.	10,208
1,713	Dollar Thrifty Automotive Group*	23,982
753	Duff & Phelps Corp., Class A*	12,274
3,258	Dycom Industries, Inc.*	55,875
846	Dynamex, Inc.*	21,209
965	Dynamic Materials Corp.	41,862
1,992	DynCorp International, Inc., Class A*	34,043
3,729	Eagle Bulk Shipping, Inc.	124,325
5,089	EMCOR Group, Inc.*	149,362
1,863	Encore Wire Corp.	42,197
3,160	Energy Conversion Devices, Inc.*	200,597
2,395	EnergySolutions, Inc.	60,833
327	EnerNOC, Inc.*	4,856
1,799	EnerSys*	56,147
2,042	Ennis, Inc.	38,573
1,612	EnPro Industries, Inc.*	64,641
2,070	ESCO Technologies, Inc.*	106,626
2,334	Esterline Technologies Corp.*	144,545
8,014	Evergreen Solar, Inc.*	83,346
1,184	Exponent, Inc.*	38,622
4,326	ExpressJet Holdings, Inc.*	8,782
3,825	Federal Signal Corp.	51,561
593	First Advantage Corp., Class A*	11,902
2,974	Flow International Corp.*	30,216
5,431	Force Protection, Inc.*	23,190
2,407	Forward Air Corp.	89,179
1,540	Franklin Electric Co., Inc.	62,370
978	FreightCar America, Inc.	42,641
4,002	FTI Consulting, Inc.*	240,360
1,382	Fuel Tech, Inc.*	35,158
5,286	FuelCell Energy, Inc.*	53,547
1,592	G&K Services, Inc., Class A	55,704
836	Gehl Co.*	13,376
1,604	Genco Shipping & Trading Ltd.	112,665

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
4,477	GenCorp, Inc.*	$37,249
2,493	Genesee & Wyoming, Inc., Class A*	101,764
4,024	Geo Group, Inc. (The)*	92,512
1,397	GeoEye, Inc.*	23,819
1,996	Gibraltar Industries, Inc.	32,195
1,145	Gorman-Rupp Co. (The)	50,266
8,321	GrafTech International Ltd.*	219,674
2,704	Granite Construction, Inc.	98,885
938	Great Lakes Dredge & Dock Corp.	5,675
1,276	Greenbrier Cos., Inc.	33,495
2,380	Griffon Corp.*	21,515
1,348	H&E Equipment Services, Inc.*	18,939
887	Hardinge, Inc.	12,462
3,318	Healthcare Services Group	58,530
4,626	Heartland Express, Inc.	71,240
2,040	HEICO Corp.	103,489
1,436	Heidrick & Struggles International, Inc.	41,141
4,517	Herman Miller, Inc.	112,022
7,526	Hexcel Corp.*	199,138
2,386	Horizon Lines, Inc., Class A	29,992
1,141	Houston Wire & Cable Co.	24,623
3,094	HUB Group, Inc., Class A*	111,632
2,013	Hudson Highland Group, Inc.*	25,223
446	Hurco Cos, Inc.*	16,159
1,488	Huron Consulting Group, Inc.*	79,742
647	ICT Group, Inc.*	6,858
1,891	II-VI, Inc.*	73,957
6,409	IKON Office Solutions, Inc.	77,485
1,860	Innerworkings, Inc.*	23,864
1,006	Innovative Solutions & Support, Inc.*	7,786
2,177	Insituform Technologies, Inc., Class A*	40,144
1,459	INSTEEL Industries, Inc.	23,388
1,068	Integrated Electrical Services, Inc.*	19,502
4,366	Interface, Inc., Class A	61,823
2,208	Interline Brands, Inc.*	39,435
14,248	JetBlue Airways Corp.*	56,565
1,112	Kadant, Inc.*	29,724
1,943	Kaman Corp.	50,324
2,257	Kaydon Corp.	137,925
1,759	Kelly Services, Inc., Class A	36,939
2,585	Kforce, Inc.*	23,911
2,099	Kimball International, Inc., Class B	22,144
4,565	Knight Transportation, Inc.	83,357
3,965	Knoll, Inc.	58,801
3,802	Korn/Ferry International*	63,874
843	L.B. Foster Co., Class A*	28,856
1,158	Ladish Co., Inc.*	37,647
334	Lawson Products	8,681
1,334	Layne Christensen Co.*	68,207
2,015	LECG Corp.*	20,351
929	Lindsay Corp.	97,545
1,465	LSI Industries, Inc.	15,588
968	M&F Worldwide Corp.*	34,645
1,220	Marten Transport Ltd.*	21,862
3,387	MasTec, Inc.*	39,933
1,886	McGrath Rentcorp	52,110
1,949	Medis Technologies Ltd.*	12,064
576	Michael Baker Corp.*	12,943
1,154	Middleby Corp.*	65,882
798	Miller Industries, Inc.*	8,930
2,245	Mine Safety Appliances Co.	92,584
2,865	Mobile Mini, Inc.*	69,247
3,023	Moog, Inc., Class A*	137,063
7,614	MPS Group, Inc.*	87,409
753	MTC Technologies, Inc.*	17,944
2,956	Mueller Industries, Inc.	105,795
9,158	Mueller Water Products, Inc., Class A	92,771
650	Multi-Color Corp.	14,463
464	NACCO Industries, Inc., Class A	40,303
3,788	Navigant Consulting, Inc.*	76,328
1,609	NCI Building Systems, Inc.*	50,265
2,688	Nordson Corp.	193,133
713	Northwest Pipe Co.*	33,504
3,280	Odyssey Marine Exploration, Inc.*	16,105
2,368	Old Dominion Freight Line, Inc.*	71,466
2,804	On Assignment, Inc.*	23,385
4,735	Orbital Sciences Corp.*	122,921
703	Orion Energy Systems, Inc.*	8,541
2,372	Otter Tail Corp.	89,045
2,758	Pacer International, Inc.	61,945
640	Park-Ohio Holdings Corp.*	9,613
129	Patriot Transportation Holding, Inc.*	11,595
1,736	PeopleSupport, Inc.*	16,058
2,130	Perini Corp.*	81,984
831	PGT, Inc.*	2,551
1,418	Pike Electric Corp.*	22,107
1,472	Pinnacle Airlines Corp.*	9,583
1,314	Polypore International, Inc.*	31,142
643	Powell Industries, Inc.*	34,381
5,602	Power-One, Inc.*	17,030
198	Preformed Line Products Co.	10,003
521	Protection One, Inc.*	4,434
2,960	Quanex Building Products Corp.*	52,096
1,277	Raven Industries, Inc.	48,207
1,695	RBC Bearings, Inc.*	63,868
2,550	Regal-Beloit Corp.	118,575
2,551	Republic Airways Holdings, Inc.*	31,071
3,616	Resources Connection, Inc.	75,972
2,247	Robbins & Myers, Inc.	90,981
3,390	Rollins, Inc.	53,935
1,663	RSC Holdings, Inc.*	19,590
2,649	Rush Enterprises, Inc., Class A*	42,861
1,066	Saia, Inc.*	14,828
1,175	Schawk, Inc.	19,669
1,581	School Specialty, Inc.*	49,628
28	Seaboard Corp.	50,260
2,943	Simpson Manufacturing Co., Inc.	77,636
4,859	Skywest, Inc.	75,120
4,500	Spherion Corp.*	22,635
745	Standard Parking Corp.*	15,973
1,419	Standard Register Co. (The)	16,858
992	Standex International Corp.	20,485
638	Stanley, Inc.*	20,135
890	Sun Hydraulics Corp.	35,698
1,630	Superior Essex, Inc.*	70,905
2,625	SYKES Enterprises, Inc.*	54,364
1,311	TAL International Group, Inc.	35,227
4,953	Taser International, Inc.*	34,820
472	TBS International Ltd., Class A*	21,986
1,264	Team, Inc.*	40,499
1,234	Tecumseh Products Co., Class A*	43,079
2,790	Teledyne Technologies, Inc.*	155,347
3,335	TeleTech Holdings, Inc.*	86,176
1,344	Tennant Co.	47,268
4,636	Tetra Tech, Inc.*	122,576
551	Textainer Group Holdings Ltd.	12,353
1,922	Titan International, Inc.	75,977
584	Titan Machinery, Inc.*	14,191
788	TransDigm Group, Inc.*	34,357
2,204	Tredegar Corp.	32,200
954	Trex Co., Inc.*	10,685
1,125	Trimas Corp.*	9,191

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
1,314	Triumph Group, Inc.	$81,718
3,507	TrueBlue, Inc.*	51,062
1,569	TurboChef Technologies, Inc.*	10,559
729	Twin Disc, Inc.	13,851
1,214	Ultrapetrol Bahamas Ltd.*	18,489
1,865	United Stationers, Inc.*	78,964
1,332	Universal Forest Products, Inc.	45,195
473	Universal Truckload Services, Inc.*	11,522
1,485	Valmont Industries, Inc.	170,537
1,682	Viad Corp.	55,472
1,552	Vicor Corp.	17,522
1,060	Volt Information Sciences, Inc.*	15,858
2,436	Wabash National Corp.	20,901
3,886	Wabtec Corp.	180,971
4,154	Walter Industries, Inc.	387,319
5,480	Waste Connections, Inc.*	179,908
1,552	Waste Services, Inc.*	12,494
1,827	Watsco, Inc.	84,955
3,412	Watson Wyatt Worldwide, Inc., Class A	199,841
2,376	Watts Water Technologies, Inc., Class A	67,383
3,711	Werner Enterprises, Inc.	70,286
4,784	Woodward Governor Co.	192,652
1,666	Xerium Technologies, Inc.	7,780
		15,301,257
	Information Technology - 15.2%

31,054	3Com Corp.*	78,256
599	3PAR, Inc.*	5,097
2,387	Acacia Research - Acacia Technologies*	12,961
2,740	ACI Worldwide, Inc.*	47,703
1,762	Acme Packet, Inc.*	15,876
2,079	Actel Corp.*	35,655
4,832	Actuate Corp.*	23,967
9,443	Adaptec, Inc.*	30,501
4,374	Adtran, Inc.	108,869
3,044	Advanced Analogic Technologies, Inc.*	21,247
2,641	Advanced Energy Industries, Inc.*	41,833
1,385	Advent Software, Inc.*	59,513
1,877	Agilysys, Inc.	19,596
679	Airvana, Inc.*	3,877
8,347	Amkor Technology, Inc.*	88,979
4,993	Anadigics, Inc.*	61,713
1,174	Anaren, Inc.*	15,274
2,465	Anixter International, Inc.*	160,250
1,357	Ansoft Corp.*	49,503
6,186	Ansys, Inc.*	292,598
5,186	Applied Micro Circuits Corp.*	50,875
548	ArcSight, Inc.*	4,724
6,773	Ariba, Inc.*	100,511
9,766	Arris Group, Inc.*	91,410
10,207	Art Technology Group, Inc.*	38,276
668	Aruba Networks, Inc.*	4,195
2,658	AsiaInfo Holdings, Inc.*	36,548
3,929	Asyst Technologies, Inc.*	13,948
4,708	Atheros Communications, Inc.*	157,341
2,561	ATMI, Inc.*	76,651
651	AuthenTec, Inc.*	8,873
15,519	Avanex Corp.*	18,312
3,029	Avid Technology, Inc.*	65,002
3,646	Avocent Corp.*	71,936
8,111	Axcelis Technologies, Inc.*	46,314
898	Bankrate, Inc.*	45,349
17,174	BearingPoint, Inc.*	23,357
948	Bel Fuse, Inc., Class B	24,828
5,470	Benchmark Electronics, Inc.*	97,202
1,060	BigBand Networks, Inc.*	5,618
1,385	Black Box Corp.	39,749
3,507	Blackbaud, Inc.	82,976
2,461	Blackboard, Inc.*	93,223
2,608	Blue Coat Systems, Inc.*	47,257
5,801	Borland Software Corp.*	8,179
1,729	Bottomline Technologies, Inc.*	17,204
4,058	Brightpoint, Inc.*	39,971
5,232	Brooks Automation, Inc.*	53,314
1,899	Cabot Microelectronics Corp.*	70,453
2,466	CACI International, Inc., Class A*	125,692
555	Cass Information Systems, Inc.	17,632
538	Cavium Networks, Inc.*	14,020
3,147	Checkpoint Systems, Inc.*	81,728
2,397	Chordiant Software, Inc.*	15,389
4,332	Ciber, Inc.*	30,411
7,035	Cirrus Logic, Inc.*	46,150
3,888	CMGI, Inc.*	58,242
12,067	CNET Networks, Inc.*	138,167
3,474	Cogent, Inc.*	41,584
3,343	Cognex Corp.	93,136
1,568	Cogo Group, Inc.*	21,983
1,814	Cohu, Inc.	31,038
2,831	Commvault Systems, Inc.*	49,571
527	Compellent Technologies, Inc.*	5,707
477	comScore, Inc.*	11,687
1,848	Comtech Telecommunications Corp.*	85,562
525	Comverge, Inc.*	6,715
3,417	Concur Technologies, Inc.*	125,301
39,139	Conexant Systems, Inc.*	18,004
577	Constant Contact, Inc.*	11,078
573	CPI International, Inc.*	6,985
2,590	Cray, Inc.*	16,136
8,072	Credence Systems Corp.*	8,718
2,695	CSG Systems International, Inc.*	35,790
2,692	CTS Corp.	29,289
5,113	Cybersource Corp.*	99,243
2,417	Cymer, Inc.*	74,734
2,536	Daktronics, Inc.	51,202
722	Data Domain, Inc.*	17,328
2,855	DealerTrack Holdings, Inc.*	60,069
718	Deltek, Inc.*	7,209
1,356	Dice Holdings, Inc.*	10,319
2,015	Digi International, Inc.*	18,175
2,959	Digital River, Inc.*	118,538
2,376	Diodes, Inc.*	67,074
2,062	Ditech Networks, Inc.*	4,908
1,853	DivX, Inc.*	18,141
669	Double-Take Software, Inc.*	8,724
2,260	DSP Group, Inc.*	18,848
1,451	DTS, Inc.*	48,608
978	Eagle Test Systems, Inc.*	11,276
8,821	Earthlink, Inc.*	84,682
2,388	Echelon Corp.*	35,247
1,382	Electro Rent Corp.	19,514
2,163	Electro Scientific Industries, Inc.*	34,175
4,268	Electronics for Imaging, Inc.*	70,721
1,225	EMS Technologies, Inc.*	33,541
6,811	Emulex Corp.*	95,490
9,240	Entegris, Inc.*	71,056
736	Entropic Communications, Inc.*	3,812
4,636	Epicor Software Corp.*	39,777
2,467	EPIQ Systems, Inc.*	40,681
2,870	Equinix, Inc.*	274,056
3,658	Euronet Worldwide, Inc.*	71,550

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
3,092	Exar Corp.*	$24,303
882	Excel Technology, Inc.*	22,950
1,803	ExlService Holdings, Inc.*	35,952
9,452	Extreme Networks*	30,719
2,554	FalconStor Software, Inc.*	22,833
1,324	FARO Technologies, Inc.*	37,959
2,896	FEI Co.*	67,882
21,377	Finisar Corp.*	39,334
10,580	Flir Systems, Inc.*	417,064
3,812	Formfactor, Inc.*	83,216
1,206	Forrester Research, Inc.*	36,433
11,625	Foundry Networks, Inc.*	158,100
5,213	Gartner, Inc.*	113,591
1,845	Gerber Scientific, Inc.*	18,468
1,951	Gevity HR, Inc.	14,574
3,268	Global Cash Access Holdings, Inc.*	23,366
591	Glu Mobile, Inc.*	2,914
1,732	Greenfield Online, Inc.*	22,066
1,595	GSI Commerce, Inc.*	23,112
262	Guidance Software, Inc.*	2,617
7,445	Harmonic, Inc.*	71,621
2,016	Harris Stratex Networks, Inc., Class A*	22,660
1,303	Heartland Payment Systems, Inc.	33,630
1,306	Hittite Microwave Corp.*	52,175
1,223	HSW International, Inc.*	4,513
573	Hughes Communications, Inc.*	26,581
1,881	Hutchinson Technology, Inc.*	27,086
4,249	Hypercom Corp.*	20,693
1,235	i2 Technologies, Inc.*	14,820
398	ICx Technologies, Inc.*	2,659
1,743	iGate Corp.*	14,903
2,594	Imation Corp.	67,859
918	Imergent, Inc.	10,557
2,405	Immersion Corp.*	20,611
1,363	Infinera Corp.*	19,464
6,983	Informatica Corp.*	125,694
1,990	Information Services Group, Inc.*	9,691
2,633	Infospace, Inc.	24,039
2,594	infoUSA, Inc.	14,552
3,858	Insight Enterprises, Inc.*	51,697
676	Integral Systems, Inc.	26,763
1,040	Interactive Intelligence, Inc.*	13,551
3,743	InterDigital, Inc.*	93,538
4,835	Intermec, Inc.*	109,271
3,904	Internap Network Services Corp.*	20,574
480	Internet Brands, Inc., Class A*	3,403
3,084	Internet Capital Group, Inc.*	31,025
3,100	InterVoice, Inc.*	20,026
3,478	Interwoven, Inc.*	46,640
1,707	Intevac, Inc.*	19,630
4,027	Ipass, Inc.*	8,658
801	IPG Photonics Corp.*	16,092
679	Isilon Systems, Inc.*	3,327
2,395	Itron, Inc.*	233,704
3,497	Ixia*	28,291
1,952	IXYS Corp.*	22,760
3,606	j2 Global Communications, Inc.*	95,631
6,282	Jack Henry & Associates, Inc.	149,512
2,049	JDA Software Group, Inc.*	41,800
6,700	Kemet Corp.*	27,001
1,877	Kenexa Corp.*	37,803
991	Keynote Systems, Inc.*	13,379
2,204	Knot, Inc. (The)*	25,588
4,302	Kulicke & Soffa Industries, Inc.*	30,458
5,050	L-1 Identity Solutions, Inc.*	79,992
9,158	Lattice Semiconductor Corp.*	32,602
9,847	Lawson Software, Inc.*	85,866
1,473	Limelight Networks, Inc.*	4,964
4,829	Lionbridge Technologies*	11,734
847	Liquidity Services, Inc.*	9,402
1,774	Littelfuse, Inc.*	67,039
3,226	LivePerson, Inc.*	10,388
1,409	LoJack Corp.*	13,033
2,011	LoopNet, Inc.*	26,404
914	Loral Space & Communications, Inc.*	17,722
4,957	LTX Corp.*	14,574
6,472	Macrovision Solutions Corp.*	87,566
3,243	Magma Design Automation, Inc.*	24,485
2,039	Manhattan Associates, Inc.*	51,791
1,558	Mantech International Corp., Class A*	78,570
2,233	Marchex, Inc., Class B	29,520
3,938	Mattson Technology, Inc.*	19,769
1,474	MAXIMUS, Inc.	54,199
1,138	Measurement Specialties, Inc.*	22,168
7,148	Mentor Graphics Corp.*	83,274
1,284	MercadoLibre, Inc.*	60,284
1,773	Mercury Computer Systems, Inc.*	15,727
2,917	Methode Electronics, Inc.	33,370
4,100	Micrel, Inc.	39,360
6,467	Micros Systems, Inc.*	213,217
6,086	Microsemi Corp.*	166,756
763	MicroStrategy, Inc., Class A*	60,742
4,276	Microtune, Inc.*	17,874
1,845	Midway Games, Inc.*	4,059
3,461	MIPS Technologies, Inc.*	13,221
3,636	MKS Instruments, Inc.*	85,664
2,018	Monolithic Power Systems, Inc.*	48,896
878	Monotype Imaging Holdings, Inc.*	12,037
8,323	Move, Inc.*	25,052
12,627	MRV Communications, Inc.*	22,476
3,502	MSC.Software Corp.*	43,320
1,415	MTS Systems Corp.	53,544
670	Multi-Fineline Electronix, Inc.*	13,433
2,725	Ness Technologies, Inc.*	30,847
3,337	Net 1 UEPS Technologies, Inc.*	93,303
808	Netezza Corp.*	10,423
2,762	Netgear, Inc.*	52,450
1,314	Netlogic Microsystems, Inc.*	49,617
569	NetSuite, Inc.*	12,950
2,331	Network Equipment Technologies, Inc.*	11,399
569	Neutral Tandem, Inc.*	11,010
2,578	Newport Corp.*	34,494
2,635	Nextwave Wireless, Inc.*	14,150
3,129	NIC, Inc.	25,533
2,574	Novatel Wireless, Inc.*	26,538
11,981	Nuance Communications, Inc.*	236,265
3,535	Omniture, Inc.*	87,138
4,383	Omnivision Technologies, Inc.*	71,005
25,502	ON Semiconductor Corp.*	252,215
12,747	On2 Technologies, Inc.*	10,962
2,300	Online Resources Corp.*	22,310
7,475	OpenTV Corp., Class A*	10,988
6,603	Openwave Systems, Inc.	13,074
1,646	Oplink Communications, Inc.*	18,238
1,489	Opnext, Inc.*	8,636
977	Optium Corp.*	10,747
2,093	Orbcomm, Inc.*	12,956
1,209	OSI Systems, Inc.*	30,479
2,871	Packeteer, Inc.*	20,384
8,255	Palm, Inc.	50,025
9,165	Parametric Technology Corp.*	172,119
1,612	Park Electrochemical Corp.	47,635

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
742	PC Connection, Inc.*	$8,080
1,813	PDF Solutions, Inc.*	10,225
1,070	Pegasystems, Inc.	13,182
2,546	Perficient, Inc.*	27,013
2,076	Pericom Semiconductor Corp.*	38,904
6,966	Perot Systems Corp., Class A*	115,078
3,335	Photronics, Inc.*	29,948
3,836	Plantronics, Inc.	93,176
3,482	Plexus Corp.*	98,297
2,288	PLX Technology, Inc.*	19,128
17,049	PMC - Sierra, Inc.*	145,087
7,316	Polycom, Inc.*	182,315
10,396	Powerwave Technologies, Inc.*	41,896
3,273	Progress Software Corp.*	101,921
625	PROS Holdings, Inc.*	7,288
1,088	QAD, Inc.	8,334
1,358	Quality Systems, Inc.	44,719
15,640	Quantum Corp.*	26,744
5,444	Quest Software, Inc.*	92,602
2,284	Rackable Systems, Inc.*	31,199
2,095	Radiant Systems, Inc.*	28,408
1,752	Radisys Corp.*	17,573
7,675	RealNetworks, Inc.*	56,027
679	Renaissance Learning, Inc.	10,151
21,099	RF Micro Devices, Inc.*	84,396
1,441	RightNow Technologies, Inc.*	21,413
806	Rimage Corp.*	14,250
2,481	Rofin-Sinar Technologies, Inc.*	87,803
1,277	Rogers Corp.*	50,046
519	Rubicon Technology, Inc.*	11,870
2,439	Rudolph Technologies, Inc.*	24,536
4,119	S1 Corp.*	26,938
9,649	Safeguard Scientifics, Inc.*	13,316
14,712	SAIC, Inc.*	293,210
6,505	Sapient Corp.*	42,933
2,192	SAVVIS, Inc.*	36,563
2,054	Scansource, Inc.*	61,538
2,480	Seachange International, Inc.*	19,493
3,718	Secure Computing Corp.*	19,817
1,769	Semitool, Inc.*	14,842
5,018	Semtech Corp.*	87,915
725	ShoreTel, Inc.*	3,915
1,046	SI International, Inc.*	25,627
2,118	Sigma Designs, Inc.*	39,183
520	Silicon Graphics, Inc.*	4,014
6,156	Silicon Image, Inc.*	43,277
7,247	Silicon Storage Technology, Inc.*	23,553
4,789	SiRF Technology Holdings, Inc.*	34,816
12,759	Skyworks Solutions, Inc.*	131,800
4,000	Smart Modular Technologies WWH, Inc.*	21,520
2,365	Smith Micro Software, Inc.*	19,961
2,192	Sohu.com, Inc.*	191,844
2,095	Solera Holdings, Inc.*	57,131
1,783	Sonic Solutions, Inc.*	17,117
4,583	SonicWALL, Inc.*	36,664
21,329	Sonus Networks, Inc.*	91,501
529	Sourcefire, Inc.*	4,042
5,396	SourceForge, Inc.*	8,418
8,088	Spansion, Inc., Class A*	25,477
1,468	SPSS, Inc.*	57,795
3,295	SRA International, Inc., Class A*	77,696
1,825	Standard Microsystems Corp.*	59,495
1,036	Starent Networks Corp.*	18,140
2,582	STEC, Inc.*	32,921
1,646	Stratasys, Inc.*	35,833
907	SuccessFactors, Inc.*	10,068
794	Super Micro Computer, Inc.*	5,701
849	Supertex, Inc.*	21,480
1,018	Switch & Data Facilities Co., Inc.*	18,171
6,326	Sybase, Inc.*	202,559
14,707	Sycamore Networks, Inc.*	49,857
3,704	Symmetricom, Inc.*	15,594
2,652	Symyx Technologies, Inc.*	20,367
1,808	Synaptics, Inc.*	77,328
1,470	Synchronoss Technologies, Inc.*	19,536
1,300	SYNNEX Corp.*	32,305
1,005	Syntel, Inc.	32,863
6,134	Take-Two Interactive Software, Inc.*	166,047
1,319	Taleo Corp., Class A*	26,103
3,255	Technitrol, Inc.	64,937
648	TechTarget, Inc.*	7,867
1,194	Techwell, Inc.*	15,785
4,618	Tekelec*	77,536
4,041	Terremark Worldwide, Inc.*	25,458
3,824	Tessera Technologies, Inc.*	80,572
1,744	TheStreet.com, Inc.	13,464
5,339	THQ, Inc.*	114,522
15,206	TIBCO Software, Inc.*	117,390
7,778	Tivo, Inc.*	65,413
1,932	TNS, Inc.*	48,358
561	Travelzoo, Inc.*	5,991
4,826	Trident Microsystems, Inc.*	22,634
11,102	TriQuint Semiconductor, Inc.*	73,939
3,366	TTM Technologies, Inc.*	49,009
3,108	Tyler Technologies, Inc.*	48,982
1,969	Ultimate Software Group, Inc.*	74,487
1,514	Ultra Clean Holdings*	15,791
1,854	Ultratech, Inc.*	29,683
783	Unica Corp.*	6,577
5,325	United Online, Inc.	65,125
2,156	Universal Display Corp.*	32,793
8,476	Utstarcom, Inc.*	40,685
7,966	Valueclick, Inc.*	160,196
2,088	Vasco Data Security International, Inc.*	27,060
2,486	Veeco Instruments, Inc.*	47,806
723	Veraz Networks, Inc.*	1,388
1,933	Viasat, Inc.*	41,637
1,960	Vignette Corp.*	25,382
352	Virtusa Corp.*	3,555
3,443	VistaPrint Ltd.*	107,835
1,098	Vocus, Inc.*	34,883
1,698	Volterra Semiconductor Corp.*	26,998
3,589	Websense, Inc.*	63,131
5,649	Wind River Systems, Inc.*	61,122
3,187	Wright Express Corp.*	101,920
2,320	X-Rite, Inc.*	4,083
3,958	Zoran Corp.*	57,906
1,207	Zygo Corp.*	14,448
		17,188,885
	Materials - 4.9%

4,031	AbitibiBowater, Inc.	47,888
448	AEP Industries, Inc.*	11,738
1,124	AM Castle & Co.	36,901
2,047	AMCOL International Corp.	63,170
1,452	American Vanguard Corp.	19,413
4,679	Apex Silver Mines Ltd.*	31,817
5,523	Aptargroup, Inc.	246,989
1,940	Arch Chemicals, Inc.	73,778
1,423	Balchem Corp.	35,177
2,848	Boise, Inc.*	12,019
1,620	Brush Engineered Materials, Inc.*	54,124

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
3,032	Buckeye Technologies, Inc.*	$32,260
3,207	Calgon Carbon Corp.*	56,828
2,333	Century Aluminum Co.*	170,309
4,419	CF Industries Holdings, Inc.	604,961
1,590	Chesapeake Corp.*	5,486
39,164	Coeur d’Alene Mines Corp.*	122,583
2,567	Compass Minerals International, Inc.	187,391
837	Deltic Timber Corp.	45,114
1,031	Esmark, Inc.*	19,486
3,463	Ferro Corp.	67,044
1,831	Flotek Industries, Inc.*	31,365
4,119	General Moly, Inc.*	36,453
691	GenTek, Inc.*	20,253
2,745	Georgia Gulf Corp.	11,639
3,593	Glatfelter	55,979
9,321	Graphic Packaging Holding Co.*	27,870
2,649	Greif, Inc., Class A	177,589
930	Haynes International, Inc.*	63,547
4,218	HB Fuller Co.	104,902
3,145	Headwaters, Inc.*	34,186
10,164	Hecla Mining Co.*	91,679
9,304	Hercules, Inc.	191,942
447	Horsehead Holding Corp.*	6,280
1,659	Innophos Holdings, Inc.	46,236
1,916	Innospec, Inc.	47,172
1,205	Kaiser Aluminum Corp.	77,301
1,399	Koppers Holdings, Inc.	60,409
191	Kronos Worldwide, Inc.	4,231
1,733	Landec Corp.*	13,881
1,239	LSB Industries, Inc.*	22,599
2,543	Mercer International, Inc.*	20,395
1,523	Minerals Technologies, Inc.	106,016
2,235	Myers Industries, Inc.	27,155
1,182	Neenah Paper, Inc.	25,118
1,141	NewMarket Corp.	89,306
570	NL Industries, Inc.	6,555
5,884	Olin Corp.	132,390
697	Olympic Steel, Inc.	45,291
2,379	OM Group, Inc.*	103,439
7,420	PolyOne Corp.*	57,431
2,657	Rock-Tenn Co., Class A	94,828
2,797	Rockwood Holdings, Inc.*	102,706
2,290	Royal Gold, Inc.	70,395
1,840	RTI International Metals, Inc.*	79,267
1,746	Schnitzer Steel Industries, Inc., Class A	174,844
2,152	Schulman A., Inc.	48,614
1,253	Schweitzer-Mauduit International, Inc.	25,561
3,751	Sensient Technologies Corp.	117,969
2,283	ShengdaTech, Inc.*	18,835
1,979	Silgan Holdings, Inc.	113,258
2,400	Spartech Corp.	25,848
495	Stepan Co.	20,241
3,336	Stillwater Mining Co.*	47,872
7,409	Terra Industries, Inc.	323,255
2,179	Texas Industries, Inc.	158,849
3,308	Tronox, Inc., Class B	10,949
2,713	U.S. Concrete, Inc.*	14,243
4,446	U.S. Gold Corp.*	9,603
530	Universal Stainless & Alloy*	20,914
537	Valhi, Inc.	16,776
5,592	W.R. Grace & Co.*	151,431
3,547	Wausau Paper Corp.	33,697
5,176	Worthington Industries, Inc.	103,209
1,733	Zep, Inc.	28,456
1,991	Zoltek Cos, Inc.*	60,188
		5,554,893
	Telecommunication Services - 1.1%

3,408	Alaska Communications Systems Group, Inc.	44,100
751	Atlantic Tele-Network, Inc.	22,500
1,647	Cbeyond, Inc.*	30,552
1,904	Centennial Communications Corp.*	14,413
19,763	Cincinnati Bell, Inc.*	83,202
3,729	Cogent Communications Group, Inc.*	61,342
1,839	Consolidated Communications Holdings, Inc.	27,585
7,190	Fairpoint Communications, Inc.	64,710
8,215	FiberTower Corp.*	12,569
4,279	General Communication, Inc., Class A*	31,493
2,845	Global Crossing Ltd.*	51,551
2,097	Globalstar, Inc.*	6,123
287	Hungarian Telephone & Cable Corp.*	4,735
2,647	Ibasis, Inc.	8,867
8,207	ICO Global Communications Holdings Ltd.*	36,931
3,643	IDT Corp., Class B*	13,006
2,530	Iowa Telecommunications Services, Inc.	48,627
1,356	iPCS, Inc.*	40,680
2,214	NTELOS Holdings Corp.	61,815
8,228	PAETEC Holding Corp.*	72,736
4,928	Premiere Global Services, Inc.*	74,659
973	Rural Cellular Corp., Class A*	43,551
1,862	Shenandoah Telecom Co.	30,500
1,154	SureWest Communications	11,332
2,178	Syniverse Holdings, Inc.*	46,958
11,547	Time Warner Telecom, Inc., Class A*	215,929
1,842	USA Mobility, Inc.*	14,460
2,193	Virgin Mobile USA, Inc., Class A*	7,851
5,160	Vonage Holdings Corp.*	10,320
		1,193,097
	Utilities - 2.5%

2,046	Allete, Inc.	90,883
1,361	American States Water Co.	45,934
29,898	Aquila, Inc.*	113,911
4,210	Avista Corp.	89,378
3,006	Black Hills Corp.	105,931
948	Cadiz, Inc.*	15,917
1,562	California Water Service Group	56,919
813	Central Vermont Public Service Corp.	16,536
1,258	CH Energy Group, Inc.	47,653
4,763	Cleco Corp.	118,980
1,146	Consolidated Water Co., Inc.	22,679
3,653	El Paso Electric Co.*	78,941
2,677	Empire District Electric Co. (The)	55,360
566	EnergySouth, Inc.	30,677
3,510	Idacorp, Inc.	107,617
3,870	ITC Holdings Corp.	211,186
1,724	Laclede Group, Inc. (The)	68,960
1,693	MGE Energy, Inc.	58,155
3,351	New Jersey Resources Corp.	111,622
3,593	Nicor, Inc.	146,702
2,154	Northwest Natural Gas Co.	98,201
3,110	NorthWestern Corp.	82,446
1,196	Ormat Technologies, Inc.	59,932
5,953	Piedmont Natural Gas Co.	160,910
6,119	PNM Resources, Inc.	90,867
2,434	Portland General Electric Co.	56,980
1,210	SJW Corp.	37,583
2,351	South Jersey Industries, Inc.	89,926

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
3,364	Southwest Gas Corp.	$104,890
1,920	Southwest Water Co.	19,776
2,007	UIL Holdings Corp.	65,027
2,815	Unisource Energy Corp.	95,456
7,976	Westar Energy, Inc.	191,424
3,928	WGL Holdings, Inc.	137,048
		2,884,407
	Total Common Stocks
	(Cost $98,228,082)	$97,153,265

No. of Rights
Rights(a) - 0.0%
Information Technology - 0.0%

5,189	Micrel, Inc.*	—
—
Total Rights
	(Cost $–)	$—

Principal Amount		Value
	Repurchase Agreements - 14.6%
$34,209	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $34,215(b)	$34,209
103,994	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $104,012(d)	103,994
6,271,701	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $6,272,929(c)	6,271,701
5,701,546	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $5,702,601(e)	5,701,546
30,717	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $30,723(f)	30,717
4,333,175	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,334,006(g)	4,333,175
	Total Repurchase Agreements (Cost $16,475,342)	16,475,342
	Total Investments
	(Cost $114,703,424) — 100.4%	113,628,607
	Liabilities in excess of other assets — (0.4)%	(463,307)
	Net Assets — 100.0%	$113,165,300

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $34,894. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $6,397,149.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $106,076. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $5,815,579.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $31,333. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $4,419,844. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,103,205
Aggregate gross unrealized depreciation	(12,062,643)
Net unrealized depreciation	$(4,959,438)
Federal income tax cost of investments	$118,588,045

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Sales
E-Mini Russell 2000 Index® Futures Contracts	161	June-08	$12,005,770	$978,628

Cash collateral in the amount of $860,424 was pledged to cover margin requirements for open futures contracts as of May 31, 2008.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	$10,711,620	$213,350

Equity Index Swap Agreement based on the Russell 2000® Index	06/06/08	65,263,397	1,746,749

Equity Index Swap Agreement based on the Russell 2000® Index	12/06/08	42,000,000	(3,290,815)

			$(1,330,716)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Russell1000 Value

Shares		Value
	Common Stocks(a) - 92.3%
	Consumer Discretionary - 6.5%

13	AnnTaylor Stores Corp.*	$356
33	Autoliv, Inc.	1,804
151	AutoNation, Inc.*	2,384
42	Barnes & Noble, Inc.	1,281
33	Black & Decker Corp.	2,135
100	BorgWarner, Inc.	5,171
99	Brunswick Corp.	1,356
161	Cablevision Systems Corp., Class A*	4,365
279	Carnival Corp.	11,177
655	CBS Corp., Class B	14,135
124	Centex Corp.	2,335
3	Central European Media Enterprises Ltd., Class A*	319
106	Circuit City Stores, Inc.	520
426	Clear Channel Communications, Inc.	14,919
1,247	Comcast Corp., Class A	28,057
63	Dillard’s, Inc., Class A	1,026
137	Discovery Holding Co., Class A*	3,588
343	DR Horton, Inc.	4,360
14	DreamWorks Animation SKG, Inc., Class A*	442
314	Eastman Kodak Co.	4,810
98	EW Scripps Co., Class A	4,616
207	Expedia, Inc.*	5,020
169	Foot Locker, Inc.	2,469
2,319	Ford Motor Co.*	15,769
167	Fortune Brands, Inc.	11,603
256	Gannett Co., Inc.	7,375
602	Gap, Inc. (The)	10,987
526	General Motors Corp.	8,995
186	Genuine Parts Co.	8,186
28	Getty Images, Inc.*	937
14	Harte-Hanks, Inc.	190
100	Hasbro, Inc.	3,624
27	Hearst-Argyle Television, Inc.	574
56	Hillenbrand, Inc.*	1,240
774	Home Depot, Inc.	21,177
178	IAC/InterActiveCorp*	4,014
160	Idearc, Inc.	643
38	International Speedway Corp., Class A	1,686
196	Interpublic Group of Cos., Inc.*	1,954
36	Jarden Corp.*	675
134	Johnson Controls, Inc.	4,564
93	Jones Apparel Group, Inc.	1,564
84	KB Home	1,723
183	Leggett & Platt, Inc.	3,495
148	Lennar Corp., Class A	2,498
184	Liberty Global, Inc., Class A*	6,596
563	Liberty Media Corp. - Entertainment, Class A*	15,201
266	Liberty Media Corp. - Interactive, Class A*	4,519
96	Liz Claiborne, Inc.	1,676
475	Macy’s, Inc.	11,243
221	Mattel, Inc.	4,451
49	McClatchy Co., Class A	431
980	McDonald’s Corp.	58,134
38	MDC Holdings, Inc.	1,544
60	Mohawk Industries, Inc.*	4,505
117	New York Times Co. (The), Class A	2,038
147	Newell Rubbermaid, Inc.	2,952
843	News Corp., Class A	15,132
3	NVR, Inc.*	1,696
44	OfficeMax, Inc.	954
2	Orient-Express Hotels Ltd., Class A	94
61	Penske Auto Group, Inc.	1,274
149	Pulte Homes, Inc.	1,822
77	R.H. Donnelley Corp.*	418
44	RadioShack Corp.	645
16	Regal Entertainment Group, Class A	281
145	Royal Caribbean Cruises Ltd.	4,309
46	Ryland Group, Inc.	1,279
22	Saks, Inc.*	304
76	Sears Holdings Corp.*	6,439
286	Service Corp. International	3,060
63	Snap-On, Inc.	3,901
58	Stanley Works (The)	2,818
3	Thor Industries, Inc.	81
76	Time Warner Cable, Inc., Class A*	2,272
3,323	Time Warner, Inc.	52,769
138	Toll Brothers, Inc.*	2,908
46	TRW Automotive Holdings Corp.*	1,148
97	VF Corp.	7,343
320	Virgin Media, Inc.	5,021
1,213	Walt Disney Co. (The)	40,757
18	Warner Music Group Corp.	162
6	Washington Post Co. (The), Class B	3,771
24	Whirlpool Corp.	1,768
184	Wyndham Worldwide Corp.	4,026
		509,860
	Consumer Staples - 8.4%

76	Alberto-Culver Co.	2,009
984	Altria Group, Inc.	21,904
289	Anheuser-Busch Cos, Inc.	16,606
712	Archer-Daniels-Midland Co.	28,266
37	Avon Products, Inc.	1,445
65	BJ’s Wholesale Club, Inc.*	2,567
25	Brown-Forman Corp., Class B	1,880
132	Bunge Ltd.	15,757
109	Campbell Soup Co.	3,649
4	Church & Dwight Co., Inc.	228
12	Clorox Co.	686
857	Coca-Cola Co. (The)	49,072
340	Coca-Cola Enterprises, Inc.	6,848
44	Colgate-Palmolive Co.	3,272
543	ConAgra Foods, Inc.	12,804
209	Constellation Brands, Inc., Class A*	4,456
81	Corn Products International, Inc.	3,808
152	Costco Wholesale Corp.	10,841
749	CVS/Caremark Corp.	32,050
154	Dean Foods Co.*	3,349
220	Del Monte Foods Co.	1,916
138	Dr Pepper Snapple Group, Inc.*	3,475
17	Energizer Holdings, Inc.*	1,387
325	General Mills, Inc.	20,540
54	Hershey Co. (The)	2,116
159	HJ Heinz Co.	7,936
81	Hormel Foods Corp.	3,061
62	JM Smucker Co. (The)	3,273
84	Kellogg Co.	4,352
258	Kimberly-Clark Corp.	16,460
1,661	Kraft Foods, Inc., Class A	53,949
267	Kroger Co. (The)	7,380
48	Loews Corp. - Carolina Group	3,482
48	McCormick & Co., Inc. (Non-Voting)	1,804
127	Molson Coors Brewing Co., Class B	7,366
115	Pepsi Bottling Group, Inc.	3,728
64	PepsiAmericas, Inc.	1,560
984	Philip Morris International, Inc.*	51,817
2,075	Procter & Gamble Co.	137,054
187	Reynolds American, Inc.	10,270

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
793	Rite Aid Corp.*	$1,784
482	Safeway, Inc.	15,361
382	Sara Lee Corp.	5,264
119	Smithfield Foods, Inc.*	3,724
229	SUPERVALU, Inc.	8,031
288	Tyson Foods, Inc., Class A	5,426
73	UST, Inc.	4,032
700	Wal-Mart Stores, Inc.	40,418
31	Wm. Wrigley Jr. Co.	2,391
		650,854
	Energy - 16.8%

506	Anadarko Petroleum Corp.	37,935
361	Apache Corp.	48,396
246	Chesapeake Energy Corp.	13,473
2,345	Chevron Corp.	232,507
91	Cimarex Energy Co.	6,201
1,683	ConocoPhillips	156,687
17	Continental Resources, Inc.*	1,091
485	Devon Energy Corp.	56,231
764	El Paso Corp.	14,936
12	ENSCO International, Inc.	862
267	EOG Resources, Inc.	34,344
4,646	Exxon Mobil Corp.	412,379
86	Forest Oil Corp.*	5,741
56	Frontier Oil Corp.	1,686
20	Helix Energy Solutions Group, Inc.*	773
113	Helmerich & Payne, Inc.	7,079
303	Hess Corp.	37,211
785	Marathon Oil Corp.	40,341
205	Murphy Oil Corp.	18,993
36	Nabors Industries Ltd.*	1,513
142	Newfield Exploration Co.*	8,980
160	Noble Energy, Inc.	15,592
910	Occidental Petroleum Corp.	83,656
34	Overseas Shipholding Group, Inc.	2,688
171	Patterson-UTI Energy, Inc.	5,383
135	Pioneer Natural Resources Co.	9,692
122	Plains Exploration & Production Co.*	8,721
47	Pride International, Inc.*	2,065
35	Rowan Cos., Inc.	1,545
16	SandRidge Energy, Inc.*	880
25	SEACOR Holdings, Inc.*	2,224
689	Spectra Energy Corp.	18,617
68	St. Mary Land & Exploration Co.	3,465
44	Teekay Corp.	2,212
20	Tidewater, Inc.	1,367
11	Unit Corp.*	844
126	Valero Energy Corp.	6,406
11	W&T Offshore, Inc.	613
14	Western Refining, Inc.	178
106	Williams Cos., Inc.	4,032
		1,307,539
	Financials - 24.8%

339	ACE Ltd.	20,364
45	Aflac, Inc.	3,021
6	Alleghany Corp.*	2,253
177	Allied Capital Corp.	3,515
53	Allied World Assurance Co. Holdings Ltd.	2,417
623	Allstate Corp. (The)	31,736
109	AMB Property Corp. (REIT)	6,424
313	AMBAC Financial Group, Inc.	980
229	American Capital Strategies Ltd.	7,328
85	American Financial Group, Inc.	2,535
2,274	American International Group, Inc.	81,864
17	American National Insurance	1,875
120	AmeriCredit Corp.*	1,631
242	Ameriprise Financial, Inc.	11,437
587	Annaly Capital Management, Inc. (REIT)	10,454
320	AON Corp.	15,101
95	Apartment Investment & Management Co., Class A (REIT)	3,759
49	Arch Capital Group Ltd.*	3,448
83	Arthur J. Gallagher & Co.	2,119
139	Associated Banc-Corp.	3,796
132	Assurant, Inc.	8,980
95	Astoria Financial Corp.	2,267
87	AvalonBay Communities, Inc. (REIT)	8,804
168	Axis Capital Holdings Ltd.	5,888
90	Bancorpsouth, Inc.	2,130
4,841	Bank of America Corp.	164,642
36	Bank of Hawaii Corp.	1,948
806	Bank of New York Mellon Corp. (The)	35,891
601	BB&T Corp.	18,913
30	BlackRock, Inc.	6,750
24	BOK Financial Corp.	1,398
112	Boston Properties, Inc. (REIT)	10,947
95	Brandywine Realty Trust (REIT)	1,783
55	BRE Properties, Inc. (REIT)	2,665
57	Camden Property Trust (REIT)	2,808
427	Capital One Financial Corp.	20,547
70	CapitalSource, Inc. (REIT)	1,075
7	Capitol Federal Financial	287
72	CBL & Associates Properties, Inc. (REIT)	1,894
409	Chubb Corp.	21,988
187	Cincinnati Financial Corp.	6,549
308	CIT Group, Inc.	3,080
5,680	Citigroup, Inc.	124,335
45	City National Corp.	2,178
30	CNA Financial Corp.	912
218	Colonial BancGroup, Inc. (The)	1,336
51	Colonial Properties Trust (REIT)	1,227
170	Comerica, Inc.	6,321
80	Commerce Bancshares, Inc./Kansas City MO	3,514
206	Conseco, Inc.*	2,404
647	Countrywide Financial Corp.	3,403
65	Cullen/Frost Bankers, Inc.	3,633
136	Developers Diversified Realty Corp. (REIT)	5,396
491	Discover Financial Services	8,421
119	Douglas Emmett, Inc. (REIT)	2,915
43	Duke Realty Corp. (REIT)	1,104
314	E*Trade Financial Corp.*	1,287
69	East West Bancorp, Inc.	914
59	Endurance Specialty Holdings Ltd.	1,986
296	Equity Residential (REIT)	12,518
40	Erie Indemnity Co., Class A	2,048
14	Essex Property Trust, Inc. (REIT)	1,673
69	Everest Re Group Ltd.	6,053
1,062	Fannie Mae	28,695
32	Federal Realty Investment Trust (REIT)	2,580
242	Fidelity National Financial, Inc., Class A	4,138
600	Fifth Third Bancorp	11,220
100	First American Corp.	3,357
7	First Citizens BancShares, Inc./NC, Class A	1,116
214	First Horizon National Corp.	2,052
38	Forestar Real Estate Group, Inc.*	950
439	Freddie Mac	11,159
189	Fulton Financial Corp.	2,385
115	General Growth Properties, Inc. (REIT)	4,779
474	Genworth Financial, Inc., Class A	10,475

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
9	GLG Partners, Inc.	$75
250	Goldman Sachs Group, Inc. (The)	44,102
41	Guaranty Financial Group, Inc.*	258
53	Hanover Insurance Group, Inc. (The)	2,443
345	Hartford Financial Services Group, Inc.	24,519
69	HCC Insurance Holdings, Inc.	1,646
251	HCP, Inc. (REIT)	8,599
86	Health Care REIT, Inc. (REIT)	4,154
102	Hospitality Properties Trust (REIT)	3,162
570	Host Hotels & Resorts, Inc. (REIT)	9,798
246	HRPT Properties Trust (REIT)	1,916
358	Hudson City Bancorp, Inc.	6,372
399	Huntington Bancshares, Inc.	3,555
88	IndyMac Bancorp, Inc.	166
88	Invesco Ltd.	2,449
149	iStar Financial, Inc. (REIT)	2,849
41	Janus Capital Group, Inc.	1,189
145	Jefferies Group, Inc.	2,610
3,755	JPMorgan Chase & Co.	161,465
434	Keycorp	8,450
234	Kimco Realty Corp. (REIT)	9,208
85	Legg Mason, Inc.	4,574
581	Lehman Brothers Holdings, Inc.	21,387
192	Leucadia National Corp.	10,426
141	Liberty Media Corp. - Capital, Class A*	2,090
100	Liberty Property Trust (REIT)	3,550
295	Lincoln National Corp.	16,272
475	Loews Corp.	23,546
78	M&T Bank Corp.	6,759
74	Mack-Cali Realty Corp. (REIT)	2,859
11	Markel Corp.*	4,451
567	Marsh & McLennan Cos., Inc.	15,439
283	Marshall & Ilsley Corp.	6,577
298	MBIA, Inc.	2,074
29	Mercury General Corp.	1,475
793	Merrill Lynch & Co., Inc.	34,829
515	MetLife, Inc.	30,915
49	MF Global Ltd.*	713
136	MGIC Investment Corp.	1,635
1,139	Morgan Stanley	50,378
2	MSCI, Inc., Class A*	71
30	Nasdaq OMX Group (The)*	1,051
747	National City Corp.	4,362
58	Nationwide Financial Services	2,960
373	New York Community Bancorp, Inc.	7,654
36	Northern Trust Corp.	2,736
252	Old Republic International Corp.	3,793
31	OneBeacon Insurance Group Ltd.	569
48	PartnerRe Ltd.	3,537
120	People’s United Financial, Inc.	1,984
15	Philadelphia Consolidated Holding Co.*	559
178	Plum Creek Timber Co., Inc. (REIT)	8,304
88	PMI Group, Inc. (The)	524
384	PNC Financial Services Group, Inc.	24,672
305	Popular, Inc.	3,325
276	Principal Financial Group, Inc.	14,871
762	Progressive Corp. (The)	15,286
35	Prologis (REIT)	2,168
76	Protective Life Corp.	3,190
363	Prudential Financial, Inc.	27,116
126	Public Storage (REIT)	11,104
88	Radian Group, Inc.	504
103	Raymond James Financial, Inc.	3,064
79	Rayonier, Inc. (REIT)	3,749
76	Regency Centers Corp. (REIT)	5,053
769	Regions Financial Corp.	13,704
32	Reinsurance Group of America, Inc.	1,645
72	RenaissanceRe Holdings Ltd.	3,756
98	Safeco Corp.	6,566
108	Simon Property Group, Inc. (REIT)	10,731
65	SL Green Realty Corp. (REIT)	6,480
627	Sovereign Bancorp, Inc.	5,731
54	StanCorp Financial Group, Inc.	2,969
83	State Street Corp.	5,978
4	Student Loan Corp.(The)	480
391	SunTrust Banks, Inc.	20,414
188	Synovus Financial Corp.	2,160
26	Taubman Centers, Inc. (REIT)	1,398
141	TCF Financial Corp.	2,329
94	TFS Financial Corp.	1,168
99	Torchmark Corp.	6,278
19	Transatlantic Holdings, Inc.	1,228
677	Travelers Cos., Inc. (The)	33,721
1,897	U.S. Bancorp	62,961
52	UnionBanCal Corp.	2,603
47	Unitrin, Inc.	1,629
394	Unum Group	9,488
138	Valley National Bancorp	2,430
146	Vornado Realty Trust (REIT)	14,269
2,356	Wachovia Corp.	56,073
95	Washington Federal, Inc.	2,127
1,149	Washington Mutual, Inc.	10,364
58	Webster Financial Corp.	1,506
3,707	Wells Fargo & Co.	102,202
2	Wesco Financial Corp.	852
10	White Mountains Insurance Group Ltd.	4,770
70	Whitney Holding Corp.	1,590
75	Wilmington Trust Corp.	2,470
118	WR Berkley Corp.	3,197
179	XL Capital Ltd., Class A	6,249
118	Zions Bancorporation	5,085
		1,931,516
	Health Care - 6.6%

101	Aetna, Inc.	4,763
99	AmerisourceBergen Corp.	4,092
338	Amgen, Inc.*	14,882
151	Applera Corp. - Applied Biosystems Group	5,249
13	Beckman Coulter, Inc.	902
254	Biogen Idec, Inc.*	15,938
1,453	Boston Scientific Corp.*	19,310
31	Brookdale Senior Living, Inc.	818
48	Charles River Laboratories International, Inc.*	3,085
95	Community Health Systems, Inc.*	3,423
29	Cooper Cos, Inc. (The)	1,173
11	Coventry Health Care, Inc.*	506
541	Covidien Ltd.	27,099
554	Eli Lilly & Co.	26,670
264	Health Management Associates, Inc., Class A*	2,049
56	Hill-Rom Holdings, Inc.	1,722
21	IMS Health, Inc.	509
64	Invitrogen Corp.*	2,941
1,975	Johnson & Johnson	131,812
11	Kinetic Concepts, Inc.*	478
266	King Pharmaceuticals, Inc.*	2,729
59	LifePoint Hospitals, Inc.*	1,887
24	McKesson Corp.	1,384
411	Merck & Co., Inc.	16,013
117	Omnicare, Inc.	2,864
98	PerkinElmer, Inc.	2,771
7,657	Pfizer, Inc.	148,240
12	Quest Diagnostics, Inc.	605

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
117	Tenet Healthcare Corp.*	$690
232	Thermo Fisher Scientific, Inc.*	13,693
34	Universal Health Services, Inc., Class B	2,210
47	Watson Pharmaceuticals, Inc.*	1,342
325	WellPoint, Inc.*	18,142
696	Wyeth	30,951
		510,942
	Industrials - 9.8%

50	3M Co.	3,878
35	AGCO Corp.*	2,115
47	Alexander & Baldwin, Inc.	2,419
5	Alliant Techsystems, Inc.*	543
308	Allied Waste Industries, Inc.*	4,149
21	Armstrong World Industries, Inc.	682
16	Avery Dennison Corp.	825
72	Avis Budget Group, Inc.*	1,002
22	Burlington Northern Santa Fe Corp.	2,487
49	Carlisle Cos., Inc.	1,638
35	Cintas Corp.	1,033
11	Con-way, Inc.	537
135	Cooper Industries Ltd., Class A	6,295
5	Copart, Inc.*	225
56	Crane Co.	2,556
365	CSX Corp.	25,207
467	Deere & Co.	37,986
142	Dover Corp.	7,679
42	DRS Technologies, Inc.	3,309
158	Eaton Corp.	15,275
147	Emerson Electric Co.	8,552
54	FedEx Corp.	4,952
6	Flowserve Corp.	831
58	Gardner Denver, Inc.*	3,077
32	GATX Corp.	1,578
380	General Dynamics Corp.	35,017
9,978	General Electric Co.	306,524
122	Hertz Global Holdings, Inc.*	1,613
122	Honeywell International, Inc.	7,274
41	Hubbell, Inc., Class B	1,918
130	Illinois Tool Works, Inc.	6,981
279	Ingersoll-Rand Co., Ltd., Class A	12,287
173	ITT Corp.	11,418
33	Kansas City Southern*	1,649
184	KBR, Inc.	6,387
36	Kennametal, Inc.	1,391
91	L-3 Communications Holdings, Inc.	9,772
45	Lennox International, Inc.	1,450
15	Lincoln Electric Holdings, Inc.	1,237
388	Masco Corp.	7,194
211	Norfolk Southern Corp.	14,217
353	Northrop Grumman Corp.	26,637
97	Northwest Airlines Corp.*	685
120	Owens Corning, Inc.*	3,100
12	Pall Corp.	490
190	Parker Hannifin Corp.	16,087
109	Pentair, Inc.	4,080
41	Pitney Bowes, Inc.	1,489
240	R.R. Donnelley & Sons Co.	7,879
234	Raytheon Co.	14,943
18	Republic Services, Inc.	593
63	Ryder System, Inc.	4,626
7	Shaw Group, Inc. (The)*	427
633	Southwest Airlines Co.	8,267
14	Spirit Aerosystems Holdings, Inc., Class A*	418
57	SPX Corp.	7,574
17	Steelcase, Inc., Class A	214
43	Teleflex, Inc.	2,549
104	Timken Co.	3,810
11	Trinity Industries, Inc.	449
541	Tyco International Ltd.	24,448
56	UAL Corp.	478
227	Union Pacific Corp.	18,684
94	United Rentals, Inc.*	1,935
423	United Technologies Corp.	30,050
72	URS Corp.*	3,442
89	US Airways Group, Inc.*	352
87	USG Corp.*	2,962
235	Waste Management, Inc.	8,914
12	WW Grainger, Inc.	1,095
63	YRC Worldwide, Inc.*	1,100
		762,936
	Information Technology - 3.1%

128	ADC Telecommunications, Inc.*	2,015
391	Advanced Micro Devices, Inc.*	2,690
59	Affiliated Computer Services, Inc., Class A*	3,198
61	Arrow Electronics, Inc.*	1,870
490	Atmel Corp.*	2,190
67	Avnet, Inc.*	1,978
44	AVX Corp.	586
168	CA, Inc.	4,459
206	Cadence Design Systems, Inc.*	2,394
6	CommScope, Inc.*	329
179	Computer Sciences Corp.*	8,798
57	Compuware Corp.*	581
139	Convergys Corp.*	2,242
73	Cree, Inc.*	1,856
233	Electronic Data Systems Corp.	5,706
49	Fair Isaac Corp.	1,238
79	Fairchild Semiconductor International, Inc.*	1,185
33	Fidelity National Information Services, Inc.	1,329
6	Genpact Ltd.*	87
34	Hewitt Associates, Inc., Class A*	1,331
158	Ingram Micro, Inc., Class A*	2,865
124	Integrated Device Technology, Inc.*	1,399
304	International Business Machines Corp.	39,347
61	International Rectifier Corp.*	1,414
63	Intersil Corp., Class A	1,756
74	Jabil Circuit, Inc.	941
108	JDS Uniphase Corp.*	1,336
159	Juniper Networks, Inc.*	4,376
47	Lexmark International, Inc., Class A*	1,732
294	LSI Corp.*	2,137
94	Metavante Technologies, Inc.*	2,393
556	Micron Technology, Inc.*	4,487
65	Molex, Inc.	1,810
2,525	Motorola, Inc.	23,558
160	NCR Corp.*	4,234
331	Novell, Inc.*	2,343
39	Novellus Systems, Inc.*	932
16	QLogic Corp.*	253
24	Rambus, Inc.*	496
101	SanDisk Corp.*	2,859
450	Sanmina-SCI Corp.*	675
328	Seagate Technology	7,026
644	Sun Microsystems, Inc.*	8,340
790	Symantec Corp.*	17,167
60	Tech Data Corp.*	2,195
436	Tellabs, Inc.*	2,372
172	Teradata Corp.*	4,646

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks(a) (continued)
94	Teradyne, Inc.*	$1,292
541	Tyco Electronics Ltd.	21,705
379	Unisys Corp.*	1,918
168	Vishay Intertechnology, Inc.*	1,693
7	VMware, Inc., Class A*	481
170	Western Digital Corp.*	6,380
48	Western Union Co. (The)	1,135
1,023	Xerox Corp.	13,892
		237,647
	Materials - 4.2%

125	Air Products & Chemicals, Inc.	12,740
5	Airgas, Inc.	296
888	Alcoa, Inc.	36,044
61	Ashland, Inc.	3,274
114	Bemis Co., Inc.	3,032
21	Cabot Corp.	673
24	Carpenter Technology Corp.	1,325
50	Celanese Corp., Class A	2,435
247	Chemtura Corp.	2,156
130	Commercial Metals Co.	4,758
46	Cytec Industries, Inc.	2,905
270	Domtar Corp.*	1,855
1,040	Dow Chemical Co. (The)	42,016
87	Eastman Chemical Co.	6,665
847	EI Du Pont de Nemours & Co.	40,580
84	FMC Corp.	6,214
73	Freeport-McMoRan Copper & Gold, Inc.	8,447
104	Huntsman Corp.	2,281
23	International Flavors & Fragrances, Inc.	965
475	International Paper Co.	12,930
114	Louisiana-Pacific Corp.	1,384
56	Lubrizol Corp.	3,142
190	MeadWestvaco Corp.	4,889
96	Mosaic Co. (The)*	12,031
271	Newmont Mining Corp.	12,881
255	Nucor Corp.	19,074
11	Owens-Illinois, Inc.*	629
179	PPG Industries, Inc.	11,282
65	Reliance Steel & Aluminum Co.	4,418
69	Rohm & Haas Co.	3,725
18	RPM International, Inc.	442
39	Scotts Miracle-Gro Co. (The), Class A	1,100
152	Sealed Air Corp.	3,703
100	Sigma-Aldrich Corp.	5,876
278	Smurfit-Stone Container Corp.*	1,871
109	Sonoco Products Co.	3,774
138	Steel Dynamics, Inc.	4,982
115	Temple-Inland, Inc.	1,676
129	United States Steel Corp.	22,280
99	Valspar Corp.	2,233
21	Westlake Chemical Corp.	364
236	Weyerhaeuser Co.	14,710
		328,057
	Telecommunication Services - 5.8%

6,726	AT&T, Inc.	268,367
119	CenturyTel, Inc.	4,214
291	Citizens Communications Co.	3,393
25	Clearwire Corp., Class A*	354
46	Crown Castle International Corp.*	1,955
165	Embarq Corp.	7,808
1,660	Qwest Communications International, Inc.	8,051
3,068	Sprint Nextel Corp.	28,716
62	Telephone & Data Systems, Inc.	2,956
12	US Cellular Corp.*	752
3,167	Verizon Communications, Inc.	121,834
220	Windstream Corp.	2,935
		$451,335
	Utilities - 6.4%

85	AGL Resources, Inc.	3,034
124	Alliant Energy Corp.	4,655
226	Ameren Corp.	10,272
435	American Electric Power Co., Inc.	18,414
135	Aqua America, Inc.	2,306
97	Atmos Energy Corp.	2,657
245	CMS Energy Corp.	3,820
295	Consolidated Edison, Inc.	12,183
44	Constellation Energy Group, Inc.	3,794
635	Dominion Resources, Inc.	29,400
57	DPL, Inc.	1,620
179	DTE Energy Co.	7,919
1,374	Duke Energy Corp.	25,392
309	Dynegy, Inc., Class A*	2,911
355	Edison International	18,897
78	Energen Corp.	5,846
172	Energy East Corp.	4,353
215	Entergy Corp.	25,966
34	Equitable Resources, Inc.	2,388
402	Exelon Corp.	35,376
333	FirstEnergy Corp.	26,210
443	FPL Group, Inc.	29,911
94	Great Plains Energy, Inc.	2,466
89	Hawaiian Electric Industries, Inc.	2,348
83	Integrys Energy Group, Inc.	4,262
198	MDU Resources Group, Inc.	6,540
74	Mirant Corp.*	3,006
91	National Fuel Gas Co.	5,488
299	NiSource, Inc.	5,409
169	Northeast Utilities	4,413
52	NRG Energy, Inc.*	2,163
117	NSTAR	3,923
100	OGE Energy Corp.	3,355
113	Oneok, Inc.	5,657
211	Pepco Holdings, Inc.	5,705
383	PG&E Corp.	15,163
109	Pinnacle West Capital Corp.	3,682
107	PPL Corp.	5,490
281	Progress Energy, Inc.	12,016
553	Public Service Enterprise Group, Inc.	24,476
141	Puget Energy, Inc.	3,947
124	Questar Corp.	7,963
373	Reliant Energy, Inc.*	9,534
127	SCANA Corp.	5,098
273	Sempra Energy	15,782
218	Sierra Pacific Resources	2,958
820	Southern Co.	29,684
117	Southern Union Co.	3,112
229	TECO Energy, Inc.	4,665
116	UGI Corp.	3,130
83	Vectren Corp.	2,448
128	Wisconsin Energy Corp.	6,149
470	Xcel Energy, Inc.	10,016
		497,372
	Total Common Stocks (Cost $7,909,127)	$7,188,058

No. of Rights
Rights(a) - 0.0%
Financials - 0.0%

41	Guaranty Financial Group, Inc.*	—
	Total Rights (Cost $–)	$—

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements - 11.8%
$1,918	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,918(b)	$1,918
5,829	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $5,830(d)	5,829
351,555	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $351,624(c)	351,555
319,595	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $319,654(e)	319,595
1,722	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,722(f)	1,722
242,892	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $242,939(g)	242,892
	Total Repurchase Agreements (Cost $923,511)	923,511
	Total Investments (Cost $8,832,638) — 104.1%	8,111,569
	Liabilities in excess of other assets — (4.1)%	(322,981)
	Net Assets — 100.0%	$7,788,588

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,956. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $358,587.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $5,946. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $325,987.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,756. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $247,751. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$634,570
Aggregate gross unrealized depreciation	(1,504,318)
Net unrealized depreciation	$(869,748)
Federal income tax cost of investments	$8,981,317

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index	06/06/08	$8,676,588	$(252,592)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2008

Ultra Russell1000 Growth

Shares		Value
	Common Stocks(a) - 86.3%
	Consumer Discretionary - 9.4%

406	Abercrombie & Fitch Co., Class A	$29,476
438	Advance Auto Parts, Inc.	17,651
1,409	Amazon.com, Inc.*	115,003
800	American Eagle Outfitters, Inc.	14,576
227	AnnTaylor Stores Corp.*	6,215
670	Apollo Group, Inc., Class A*	32,019
202	Autoliv, Inc.	11,043
199	Autozone, Inc.*	25,185
18	Barnes & Noble, Inc.	549
1,213	Bed Bath & Beyond, Inc.*	38,646
1,598	Best Buy Co., Inc.	74,611
377	Big Lots, Inc.*	11,710
150	Black & Decker Corp.	9,705
112	BorgWarner, Inc.	5,792
260	Boyd Gaming Corp.	4,147
487	Brinker International, Inc.	10,680
294	Burger King Holdings, Inc.	8,394
337	Cablevision Systems Corp., Class A*	9,136
414	Career Education Corp.*	7,572
1,001	Carmax, Inc.*	19,680
841	Carnival Corp.	33,690
28	Centex Corp.	527
144	Central European Media Enterprises Ltd., Class A*	15,319
311	Cheesecake Factory (The)*	6,229
815	Chico’s FAS, Inc.*	6,202
164	Choice Hotels International, Inc.	5,683
341	Circuit City Stores, Inc.	1,674
492	Clear Channel Communications, Inc.	17,230
184	Clear Channel Outdoor Holdings, Inc., Class A*	3,785
1,629	Coach, Inc.*	59,133
286	Coldwater Creek, Inc.*	1,870
8,383	Comcast Corp., Class A	188,618
370	CROCS, Inc.*	3,778
241	CTC Media, Inc.*	6,671
655	Darden Restaurants, Inc.	22,434
374	Dick’s Sporting Goods, Inc.*	8,658
3,303	DIRECTV Group, Inc. (The)*	92,814
716	Discovery Holding Co., Class A*	18,752
964	DISH Network Corp., Class A*	33,846
426	Dollar Tree, Inc.*	15,719
219	DreamWorks Animation SKG, Inc., Class A*	6,914
650	Family Dollar Stores, Inc.	13,910
729	GameStop Corp., Class A*	36,158
535	Garmin Ltd.	26,028
661	Gentex Corp.	11,607
112	Getty Images, Inc.*	3,750
1,111	Goodyear Tire & Rubber Co. (The)*	28,231
252	Guess?, Inc.	10,289
1,495	H&R Block, Inc.	34,893
446	Hanesbrands, Inc.*	14,718
1,118	Harley-Davidson, Inc.	46,475
280	Harman International Industries, Inc.	12,522
139	Harte-Hanks, Inc.	1,883
216	Hasbro, Inc.	7,828
49	Hillenbrand, Inc.*	1,085
4,539	Home Depot, Inc.	124,187
54	IAC/InterActiveCorp*	1,218
1,460	International Game Technology	52,064
1,340	Interpublic Group of Cos., Inc.*	13,360
189	ITT Educational Services, Inc.*	13,727
163	Jarden Corp.*	3,056
1,045	JC Penney Co., Inc.	42,051
235	John Wiley & Sons, Inc., Class A	11,104
2,173	Johnson Controls, Inc.	74,012
1,487	Kohl’s Corp.*	66,618
361	Lamar Advertising Co., Class A*	15,108
483	Las Vegas Sands Corp.*	33,540
810	Liberty Global, Inc., Class A*	29,038
1,687	Liberty Media Corp. - Interactive, Class A*	28,662
30	Liz Claiborne, Inc.	524
6,972	Lowe’s Cos., Inc.	167,328
1,387	Ltd Brands, Inc.	26,880
1,397	Marriott International, Inc., Class A	45,975
761	Mattel, Inc.	15,327
1,086	McDonald’s Corp.	64,422
1,485	McGraw-Hill Cos., Inc. (The)	61,613
223	Meredith Corp.	7,317
509	MGM Mirage*	25,048
167	New York Times Co. (The), Class A	2,909
668	Newell Rubbermaid, Inc.	13,413
6,975	News Corp., Class A	125,201
1,650	Nike, Inc., Class B	112,810
1,023	Nordstrom, Inc.	35,785
146	NutriSystem, Inc.	2,996
8	NVR, Inc.*	4,523
1,272	Office Depot, Inc.*	16,154
160	OfficeMax, Inc.	3,469
1,532	Omnicom Group, Inc.	75,083
528	O’Reilly Automotive, Inc.*	13,807
186	Orient-Express Hotels Ltd., Class A	8,749
124	Panera Bread Co., Class A*	6,441
340	Penn National Gaming, Inc.*	15,783
596	PetSmart, Inc.	13,970
238	Phillips-Van Heusen Corp.	10,812
284	Polo Ralph Lauren Corp.	19,837
228	Pool Corp.	4,699
349	Pulte Homes, Inc.	4,268
441	RadioShack Corp.	6,461
294	Regal Entertainment Group, Class A	5,166
643	Ross Stores, Inc.	23,547
561	Saks, Inc.*	7,753
300	Scientific Games Corp., Class A*	9,699
479	Sherwin-Williams Co. (The)	26,896
6,770	Sirius Satellite Radio, Inc.*	17,060
116	Stanley Works (The)	5,635
3,312	Staples, Inc.	77,666
3,430	Starbucks Corp.*	62,392
872	Starwood Hotels & Resorts Worldwide, Inc.	42,205
3,701	Target Corp.	197,485
146	Thor Industries, Inc.	3,936
588	Tiffany & Co.	28,830
877	Tim Hortons, Inc.	29,108
397	Time Warner Cable, Inc., Class A*	11,870
2,373	Time Warner, Inc.	37,683
1,982	TJX Cos., Inc.	63,543
151	Tractor Supply Co.*	5,160
524	Urban Outfitters, Inc.*	16,868
2,594	Viacom, Inc., Class B*	92,917
279	WABCO Holdings, Inc.	14,581
4,028	Walt Disney Co. (The)	135,341
92	Warner Music Group Corp.	827
164	Weight Watchers International, Inc.	6,857
404	Wendy’s International, Inc.	11,983
262	Whirlpool Corp.	19,304
421	Williams-Sonoma, Inc.	10,702
62	Wyndham Worldwide Corp.	1,357
254	Wynn Resorts Ltd.	25,408

Shares		Value
	Common Stocks(a) (continued)
1,322	XM Satellite Radio Holdings, Inc., Class A*	$14,053
2,202	Yum! Brands, Inc.	87,419
		3,763,313
	Consumer Staples - 9.1%

65	Alberto-Culver Co.	1,718
5,561	Altria Group, Inc.	123,788
2,086	Anheuser-Busch Cos, Inc.	119,862
1,874	Avon Products, Inc.	73,198
180	Bare Escentuals, Inc.*	3,611
254	Brown-Forman Corp., Class B	19,096
609	Campbell Soup Co.	20,389
287	Church & Dwight Co., Inc.	16,339
589	Clorox Co.	33,650
7,059	Coca-Cola Co. (The)	404,198
2,184	Colgate-Palmolive Co.	162,402
1,423	Costco Wholesale Corp.	101,488
3,658	CVS/Caremark Corp.	156,526
46	Dean Foods Co.*	1,000
584	Dr Pepper Snapple Group, Inc.*	14,705
188	Energizer Holdings, Inc.*	15,339
506	Estee Lauder Cos., Inc. (The), Class A	24,086
120	General Mills, Inc.	7,584
316	Hansen Natural Corp.*	9,872
209	Herbalife Ltd.	8,055
551	Hershey Co. (The)	21,594
829	HJ Heinz Co.	41,375
736	Kellogg Co.	38,132
877	Kimberly-Clark Corp.	55,953
1,981	Kroger Co. (The)	54,755
298	Loews Corp. - Carolina Group	21,620
401	McCormick & Co., Inc. (Non-Voting)	15,070
234	NBTY, Inc.*	7,642
164	Pepsi Bottling Group, Inc.	5,317
7,542	PepsiCo, Inc.	515,119
5,561	Philip Morris International, Inc.*	292,842
5,774	Procter & Gamble Co.	381,373
1,779	Sara Lee Corp.	24,515
2,861	SYSCO Corp.	88,290
382	UST, Inc.	21,098
4,618	Walgreen Co.	166,340
8,195	Wal-Mart Stores, Inc.	473,179
655	Whole Foods Market, Inc.	18,995
976	Wm. Wrigley Jr. Co.	75,279
		3,635,394
	Energy - 8.5%

660	Arch Coal, Inc.	42,841
1,483	Baker Hughes, Inc.	131,423
1,358	BJ Services Co.	41,012
449	Cabot Oil & Gas Corp.	27,052
1,020	Cameron International Corp.*	54,295
197	Cheniere Energy, Inc.*	965
1,459	Chesapeake Energy Corp.	79,909
129	CNX Gas Corp.*	5,365
843	CONSOL Energy, Inc.	82,243
64	Continental Resources, Inc.*	4,107
1,121	Denbury Resources, Inc.*	38,148
316	Diamond Offshore Drilling, Inc.	43,115
397	Dresser-Rand Group, Inc.*	16,007
640	ENSCO International, Inc.	45,971
5,054	Exxon Mobil Corp.	448,593
601	FMC Technologies, Inc.*	43,182
209	Foundation Coal Holdings, Inc.	13,947
241	Frontier Oil Corp.	7,257
225	Frontline Ltd.	14,341
426	Global Industries Ltd.*	7,348
4,232	Halliburton Co.	205,591
337	Helix Energy Solutions Group, Inc.*	13,018
194	Holly Corp.	8,235
376	Massey Energy Co.	24,297
1,149	Nabors Industries Ltd.*	48,304
1,910	National Oilwell Varco, Inc.*	159,141
1,241	Noble Corp.	78,357
112	Noble Energy, Inc.	10,914
252	Oceaneering International, Inc.*	17,983
123	Patriot Coal Corp.*	13,300
1,227	Peabody Energy Corp.	90,700
569	Pride International, Inc.*	25,002
464	Quicksilver Resources, Inc.*	16,904
685	Range Resources Corp.	45,046
366	Rowan Cos., Inc.	16,159
61	SandRidge Energy, Inc.*	3,355
5,457	Schlumberger Ltd.	551,866
928	Smith International, Inc.	73,238
1,573	Southwestern Energy Co.*	69,747
562	Sunoco, Inc.	24,992
374	Superior Energy Services*	20,080
638	Tesoro Corp.	15,854
336	Tetra Technologies, Inc.*	7,231
160	Tidewater, Inc.	10,933
1,436	Transocean, Inc.*	215,673
168	Unit Corp.*	12,884
2,006	Valero Energy Corp.	101,985
81	W&T Offshore, Inc.	4,517
3,124	Weatherford International Ltd.*	142,548
66	Western Refining, Inc.	838
2,321	Williams Cos., Inc.	88,291
2,363	XTO Energy, Inc.	150,334
		3,414,438
	Financials - 5.5%

84	ACE Ltd.	5,046
190	Affiliated Managers Group, Inc.*	19,475
2,075	Aflac, Inc.	139,295
4,795	American Express Co.	222,248
726	American International Group, Inc.	26,136
37	AmeriCredit Corp.*	503
23	Apartment Investment & Management Co., Class A (REIT)	910
84	Arthur J. Gallagher & Co.	2,145
77	Bank of Hawaii Corp.	4,166
1,819	Bank of New York Mellon Corp. (The)	81,000
169	BlackRock, Inc.	38,023
518	Brown & Brown, Inc.	10,085
429	CapitalSource, Inc. (REIT)	6,589
70	Capitol Federal Financial	2,870
799	CB Richard Ellis Group, Inc., Class A*	17,946
4,343	Charles Schwab Corp. (The)	96,328
253	CME Group, Inc.	108,866
13	CNA Financial Corp.	395
126	Discover Financial Services	2,161
493	Duke Realty Corp. (REIT)	12,660
802	E*Trade Financial Corp.*	3,288
478	Eaton Vance Corp.	20,339
41	Erie Indemnity Co., Class A	2,099
52	Essex Property Trust, Inc. (REIT)	6,212
145	Federal Realty Investment Trust (REIT)	11,690
403	Federated Investors, Inc., Class B	14,834
299	First Marblehead Corp. (The)	984
334	Forest City Enterprises, Inc., Class A	13,360
727	Franklin Resources, Inc.	73,587
1,201	Freddie Mac	30,529

Shares		Value
	Common Stocks(a) (continued)
604	General Growth Properties, Inc. (REIT)	$25,102
146	GLG Partners, Inc.	1,213
828	Goldman Sachs Group, Inc. (The)	146,067
12	Hanover Insurance Group, Inc. (The)	553
224	HCC Insurance Holdings, Inc.	5,345
52	Health Care REIT, Inc. (REIT)	2,512
1,003	Hudson City Bancorp, Inc.	17,853
326	IntercontinentalExchange, Inc.*	45,053
1,424	Invesco Ltd.	39,630
205	Investment Technology Group, Inc.*	8,630
597	Janus Capital Group, Inc.	17,313
147	Jones Lang LaSalle, Inc.	10,369
151	Kilroy Realty Corp. (REIT)	8,233
239	Lazard Ltd., Class A	9,104
251	Legg Mason, Inc.	13,506
332	Macerich Co. (The) (REIT)	23,748
1,122	Merrill Lynch & Co., Inc.	49,278
244	MF Global Ltd.*	3,550
938	Moody’s Corp.	34,781
292	Morgan Stanley	12,915
55	MSCI, Inc., Class A*	1,955
515	Nasdaq OMX Group (The)*	18,040
862	Northern Trust Corp.	65,512
426	Nymex Holdings, Inc.	38,689
1,222	NYSE Euronext	78,110
58	PartnerRe Ltd.	4,274
696	People’s United Financial, Inc.	11,505
201	Philadelphia Consolidated Holding Co.*	7,487
64	Plum Creek Timber Co., Inc. (REIT)	2,986
69	Principal Financial Group, Inc.	3,718
1,040	Prologis (REIT)	64,407
489	Prudential Financial, Inc.	36,528
44	Public Storage (REIT)	3,878
22	Rayonier, Inc. (REIT)	1,044
599	SEI Investments Co.	14,448
564	Simon Property Group, Inc. (REIT)	56,039
2,160	SLM Corp.*	48,967
425	St. Joe Co. (The)	16,311
1,488	State Street Corp.	107,166
484	Synovus Financial Corp.	5,561
1,230	T. Rowe Price Group, Inc.	71,242
137	Taubman Centers, Inc. (REIT)	7,364
1,150	TD Ameritrade Holding Corp.*	20,827
87	TFS Financial Corp.	1,081
44	Transatlantic Holdings, Inc.	2,845
596	UDR, Inc. (REIT)	14,745
617	Ventas, Inc. (REIT)	29,406
356	Weingarten Realty Investors (REIT)	12,282
184	WR Berkley Corp.	4,985
101	XL Capital Ltd., Class A	3,526
		2,203,452
	Health Care - 12.7%

7,132	Abbott Laboratories	401,888
30	Abraxis Bioscience, Inc.*	1,948
278	Advanced Medical Optics, Inc.*	6,733
1,816	Aetna, Inc.	85,643
1,413	Allergan, Inc.	81,417
354	AmerisourceBergen Corp.	14,631
3,598	Amgen, Inc.*	158,420
609	Amylin Pharmaceuticals, Inc.*	19,348
119	APP Pharmaceuticals, Inc.*	1,578
139	Applera Corp. - Applied Biosystems Group	4,832
508	Barr Pharmaceuticals, Inc.*	22,250
3,017	Baxter International, Inc.	184,339
233	Beckman Coulter, Inc.	16,168
1,134	Becton Dickinson & Co.	95,766
255	Biogen Idec, Inc.*	16,001
9,113	Bristol-Myers Squibb Co.	207,685
42	Brookdale Senior Living, Inc.	1,108
1,688	Cardinal Health, Inc.	95,440
1,970	Celgene Corp.*	119,894
307	Cephalon, Inc.*	20,787
304	Cerner Corp.*	13,792
106	Charles River Laboratories International, Inc.*	6,814
1,333	Cigna Corp.	54,120
38	Community Health Systems, Inc.*	1,369
83	Cooper Cos, Inc. (The)	3,357
294	Covance, Inc.*	24,102
677	Coventry Health Care, Inc.*	31,162
479	CR Bard, Inc.	43,685
488	DaVita, Inc.*	25,317
703	Dentsply International, Inc.	28,500
267	Edwards Lifesciences Corp.*	15,409
2,249	Eli Lilly & Co.	108,267
557	Endo Pharmaceuticals Holdings, Inc.*	13,724
1,018	Express Scripts, Inc.*	73,408
1,482	Forest Laboratories, Inc.*	53,219
2,155	Genentech, Inc.*	152,725
243	Gen-Probe, Inc.*	13,836
1,223	Genzyme Corp.*	83,727
4,324	Gilead Sciences, Inc.*	239,204
520	Health Net, Inc.*	16,120
411	Henry Schein, Inc.*	22,901
49	Hill-Rom Holdings, Inc.	1,507
840	HLTH Corp.*	10,021
725	Hospira, Inc.*	30,406
778	Humana, Inc.*	39,717
287	Idexx Laboratories, Inc.*	14,494
277	ImClone Systems, Inc.*	12,072
758	IMS Health, Inc.	18,374
173	Intuitive Surgical, Inc.*	50,791
163	Invitrogen Corp.*	7,491
5,029	Johnson & Johnson	335,635
202	Kinetic Concepts, Inc.*	8,773
513	Laboratory Corp. of America Holdings*	37,854
344	Lincare Holdings, Inc.*	8,965
1,184	McKesson Corp.	68,258
2,426	Medco Health Solutions, Inc.*	117,540
5,320	Medtronic, Inc.	269,564
8,289	Merck & Co., Inc.	322,939
250	Millipore Corp.*	18,162
1,400	Mylan, Inc.	18,690
68	Omnicare, Inc.	1,665
599	Patterson Cos., Inc.*	20,372
540	PDL BioPharma, Inc.	5,535
225	Pediatrix Medical Group, Inc.*	12,112
139	PerkinElmer, Inc.	3,931
479	Pharmaceutical Product Development, Inc.	21,177
671	Quest Diagnostics, Inc.	33,825
360	Resmed, Inc.*	14,180
7,500	Schering-Plough Corp.	153,000
493	Sepracor, Inc.*	10,654
1,567	St. Jude Medical, Inc.*	63,855
1,405	Stryker Corp.	90,693
183	Techne Corp.*	14,365
1,695	Tenet Healthcare Corp.*	10,000
971	Thermo Fisher Scientific, Inc.*	57,308
5,794	UnitedHealth Group, Inc.	198,213
55	Universal Health Services, Inc., Class B	3,575

Shares		Value
	Common Stocks(a) (continued)
590	Varian Medical Systems, Inc.*	$28,049
389	VCA Antech, Inc.*	12,203
647	Vertex Pharmaceuticals, Inc.*	18,524
420	Warner Chilcott Ltd., Class A*	7,300
467	Waters Corp.*	28,730
276	Watson Pharmaceuticals, Inc.*	7,883
192	WellCare Health Plans, Inc.*	10,595
1,132	WellPoint, Inc.*	63,188
3,276	Wyeth	145,684
1,096	Zimmer Holdings, Inc.*	79,789
		5,088,292
	Industrials - 11.7%

3,121	3M Co.	242,065
277	AGCO Corp.*	16,739
134	Aircastle Ltd.	1,719
132	Alliant Techsystems, Inc.*	14,330
235	Allied Waste Industries, Inc.*	3,165
494	Ametek, Inc.	25,342
1,114	AMR Corp.*	8,010
389	Avery Dennison Corp.	20,065
168	Avis Budget Group, Inc.*	2,339
427	BE Aerospace, Inc.*	14,924
3,646	Boeing Co.	301,779
202	Brink’s Co. (The)	14,641
1,555	Burlington Northern Santa Fe Corp.	175,793
78	Carlisle Cos., Inc.	2,608
2,965	Caterpillar, Inc.	245,028
784	CH Robinson Worldwide, Inc.	50,568
314	ChoicePoint, Inc.*	15,286
478	Cintas Corp.	14,111
450	Continental Airlines, Inc., Class B*	6,484
165	Con-way, Inc.	8,054
273	Cooper Industries Ltd., Class A	12,730
81	Copa Holdings SA, Class A	2,711
295	Copart, Inc.*	13,275
164	Corporate Executive Board Co. (The)	7,408
569	Corrections Corp. of America*	14,669
556	Covanta Holding Corp.*	15,551
319	CSX Corp.	22,030
966	Cummins, Inc.	68,026
1,138	Danaher Corp.	88,969
118	Deere & Co.	9,598
1,353	Delta Air Lines, Inc.*	8,321
367	Donaldson Co., Inc.	18,893
286	Dover Corp.	15,467
10	DRS Technologies, Inc.	788
261	Dun & Bradstreet Corp.	23,913
90	Eaton Corp.	8,701
3,060	Emerson Electric Co.	178,031
611	Equifax, Inc.	23,316
987	Expeditors International of Washington, Inc.	46,468
586	Fastenal Co.	28,972
1,196	FedEx Corp.	109,685
165	First Solar, Inc.*	44,144
237	Flowserve Corp.	32,829
408	Fluor Corp.	76,112
652	Foster Wheeler Ltd.*	49,663
87	GATX Corp.	4,290
242	General Cable Corp.*	17,134
261	General Dynamics Corp.	24,051
5,288	General Electric Co.	162,447
580	Goodrich Corp.	37,590
291	Graco, Inc.	11,762
390	Harsco Corp.	24,695
968	Hertz Global Holdings, Inc.*	12,797
206	HNI Corp.	5,166
3,090	Honeywell International, Inc.	184,226
87	Hubbell, Inc., Class B	4,069
376	IDEX Corp.	14,604
1,615	Illinois Tool Works, Inc.	86,725
78	Ingersoll-Rand Co., Ltd., Class A	3,435
105	ITT Corp.	6,930
552	Jacobs Engineering Group, Inc.*	52,319
405	JB Hunt Transport Services, Inc.	14,110
503	Joy Global, Inc.	42,368
214	Kansas City Southern*	10,691
208	Kennametal, Inc.	8,039
247	Kirby Corp.*	13,748
195	L-3 Communications Holdings, Inc.	20,941
244	Landstar System, Inc.	13,596
30	Lennox International, Inc.	967
136	Lincoln Electric Holdings, Inc.	11,217
1,630	Lockheed Martin Corp.	178,387
578	Manitowoc Co., Inc. (The)	22,484
369	Manpower, Inc.	23,247
101	Masco Corp.	1,873
1,030	McDermott International, Inc.*	63,891
582	Monster Worldwide, Inc.*	14,370
213	MSC Industrial Direct Co., Class A	11,608
925	Norfolk Southern Corp.	62,326
101	Northrop Grumman Corp.	7,621
808	Northwest Airlines Corp.*	5,704
343	Oshkosh Corp.	13,861
1,725	PACCAR, Inc.	92,098
520	Pall Corp.	21,221
786	Pitney Bowes, Inc.	28,540
637	Precision Castparts Corp.	76,950
762	Quanta Services, Inc.*	24,414
1,060	Raytheon Co.	67,692
653	Republic Services, Inc.	21,503
680	Robert Half International, Inc.	16,714
691	Rockwell Automation, Inc.	40,458
775	Rockwell Collins, Inc.	47,562
409	Roper Industries, Inc.	26,601
342	Shaw Group, Inc. (The)*	20,862
714	Southwest Airlines Co.	9,325
267	Spirit Aerosystems Holdings, Inc., Class A*	7,965
279	Steelcase, Inc., Class A	3,515
406	Stericycle, Inc.*	23,670
115	SunPower Corp., Class A*	9,418
477	Terex Corp.*	34,034
1,154	Textron, Inc.	72,183
269	Thomas & Betts Corp.*	11,424
177	Toro Co.	6,917
836	Trane, Inc.	38,807
325	Trinity Industries, Inc.	13,276
345	UAL Corp.	2,946
1,532	Union Pacific Corp.	126,099
3,109	United Parcel Service, Inc., Class B	220,801
2,809	United Technologies Corp.	199,551
83	URS Corp.*	3,968
458	UTi Worldwide, Inc.	10,882
1,275	Waste Management, Inc.	48,361
198	WESCO International, Inc.*	8,773
261	WW Grainger, Inc.	23,819
		4,656,958
	Information Technology - 24.1%

2,749	Accenture Ltd., Class A	112,214
1,312	Activision, Inc.*	44,280
294	Acxiom Corp.	4,313

Shares		Value
	Common Stocks(a) (continued)
2,551	Adobe Systems, Inc.*	$112,397
1,138	Advanced Micro Devices, Inc.*	7,829
179	Affiliated Computer Services, Inc., Class A*	9,702
1,720	Agilent Technologies, Inc.*	64,311
764	Akamai Technologies, Inc.*	29,834
364	Alliance Data Systems Corp.*	21,855
1,423	Altera Corp.	32,928
915	Amdocs Ltd.*	29,564
828	Amphenol Corp., Class A	38,610
1,405	Analog Devices, Inc.	49,330
4,005	Apple, Inc.*	755,944
6,399	Applied Materials, Inc.	126,764
317	Arrow Electronics, Inc.*	9,719
1,068	Autodesk, Inc.*	43,959
2,421	Automatic Data Processing, Inc.	104,224
406	Avnet, Inc.*	11,985
45	AVX Corp.	599
929	BMC Software, Inc.*	37,253
2,169	Broadcom Corp., Class A*	62,229
645	Broadridge Financial Solutions, Inc.	14,538
1,743	Brocade Communications Systems, Inc.*	14,049
1,192	CA, Inc.	31,636
333	Cadence Design Systems, Inc.*	3,869
395	Ciena Corp.*	12,071
28,112	Cisco Systems, Inc.*	751,153
878	Citrix Systems, Inc.*	30,054
1,331	Cognizant Technology Solutions Corp., Class A*	46,958
299	CommScope, Inc.*	16,400
1,030	Compuware Corp.*	10,496
7,283	Corning, Inc.	199,117
103	Cree, Inc.*	2,618
696	Cypress Semiconductor Corp.*	19,404
9,456	Dell, Inc.*	218,055
305	Diebold, Inc.	12,035
183	Dolby Laboratories, Inc., Class A*	8,786
209	DST Systems, Inc.*	13,251
5,292	eBay, Inc.*	158,813
193	EchoStar Corp., Class A*	7,207
1,442	Electronic Arts, Inc.*	72,388
1,367	Electronic Data Systems Corp.	33,478
9,717	EMC Corp.*	169,464
387	F5 Networks, Inc.*	11,629
199	Factset Research Systems, Inc.	12,877
23	Fair Isaac Corp.	581
236	Fairchild Semiconductor International, Inc.*	3,540
752	Fidelity National Information Services, Inc.	30,291
779	Fiserv, Inc.*	40,788
138	Genpact Ltd.*	2,001
374	Global Payments, Inc.	17,660
1,062	Google, Inc., Class A*	622,120
622	Harris Corp.	40,915
243	Hewitt Associates, Inc., Class A*	9,516
11,415	Hewlett-Packard Co.	537,190
266	Integrated Device Technology, Inc.*	3,000
26,902	Intel Corp.	623,588
5,035	International Business Machines Corp.	651,680
76	International Rectifier Corp.*	1,762
321	Intersil Corp., Class A	8,946
1,559	Intuit, Inc.*	45,149
820	Iron Mountain, Inc.*	24,625
535	Jabil Circuit, Inc.	6,805
556	JDS Uniphase Corp.*	6,878
1,707	Juniper Networks, Inc.*	46,977
787	Kla-Tencor Corp.	36,296
572	Lam Research Corp.*	23,280
238	Lexmark International, Inc., Class A*	8,773
1,028	Linear Technology Corp.	37,800
1,812	LSI Corp.*	13,173
2,187	Marvell Technology Group Ltd.*	37,966
369	Mastercard, Inc., Class A	113,892
739	McAfee, Inc.*	26,789
1,039	MEMC Electronic Materials, Inc.*	71,338
163	Mettler Toledo International, Inc.*	16,903
874	Microchip Technology, Inc.	32,198
1,142	Micron Technology, Inc.*	9,216
38,007	Microsoft Corp.	1,076,358
363	Molex, Inc.	10,106
386	MoneyGram International, Inc.	525
266	National Instruments Corp.	8,448
1,180	National Semiconductor Corp.	24,839
452	NAVTEQ Corp.*	34,583
97	NCR Corp.*	2,567
1,594	NetApp, Inc.*	38,862
351	NeuStar, Inc., Class A*	8,210
201	Novell, Inc.*	1,423
307	Novellus Systems, Inc.*	7,334
2,521	Nvidia Corp.*	62,269
17,853	Oracle Corp.*	407,763
1,482	Paychex, Inc.	51,203
567	QLogic Corp.*	8,953
7,718	QUALCOMM, Inc.	374,632
374	Rambus, Inc.*	7,727
894	Red Hat, Inc.*	21,778
91	Riverbed Technology, Inc.*	1,633
440	Salesforce.com, Inc.*	31,816
628	SanDisk Corp.*	17,779
545	Sanmina-SCI Corp.*	818
851	Seagate Technology	18,228
226	Silicon Laboratories, Inc.*	8,328
936	Sun Microsystems, Inc.*	12,121
564	Symantec Corp.*	12,256
670	Synopsys, Inc.*	17,654
104	Teradata Corp.*	2,809
406	Teradyne, Inc.*	5,578
6,126	Texas Instruments, Inc.	198,972
914	Total System Services, Inc.	22,411
553	Trimble Navigation Ltd.*	22,032
343	Varian Semiconductor Equipment Associates, Inc.*	13,044
288	VeriFone Holdings, Inc.*	4,228
900	VeriSign, Inc.*	36,036
145	Vishay Intertechnology, Inc.*	1,462
145	VMware, Inc., Class A*	9,957
35	WebMD Health Corp., Class A*	1,051
306	Western Digital Corp.*	11,484
3,374	Western Union Co. (The)	79,761
1,379	Xilinx, Inc.	37,509
5,600	Yahoo!, Inc.*	149,856
301	Zebra Technologies Corp., Class A*	11,318
		9,607,546
	Materials - 3.4%

472	Air Products & Chemicals, Inc.	48,106
341	Airgas, Inc.	20,177
515	AK Steel Holding Corp.	36,565
370	Albemarle Corp.	16,454
473	Allegheny Technologies, Inc.	35,475
473	Ball Corp.	25,684
226	Cabot Corp.	7,241

Shares		Value
	Common Stocks(a) (continued)
127	Carpenter Technology Corp.	$7,010
379	Celanese Corp., Class A	18,457
70	Chemtura Corp.	611
418	Cleveland-Cliffs, Inc.	44,601
757	Crown Holdings, Inc.*	21,839
1,127	Domtar Corp.*	7,742
205	Eagle Materials, Inc.	7,349
809	Ecolab, Inc.	36,267
680	EI Du Pont de Nemours & Co.	32,579
1,454	Freeport-McMoRan Copper & Gold, Inc.	168,242
279	International Flavors & Fragrances, Inc.	11,707
84	Lubrizol Corp.	4,712
197	Martin Marietta Materials, Inc.	22,988
2,520	Monsanto Co.	321,048
307	Mosaic Co. (The)*	38,473
668	Nalco Holding Co.	16,246
821	Newmont Mining Corp.	39,022
314	Nucor Corp.	23,487
723	Owens-Illinois, Inc.*	41,370
428	Packaging Corp. of America	11,145
604	Pactiv Corp.*	14,877
1,476	Praxair, Inc.	140,309
30	Reliance Steel & Aluminum Co.	2,039
345	Rohm & Haas Co.	18,623
481	RPM International, Inc.	11,799
38	Scotts Miracle-Gro Co. (The), Class A	1,072
103	Sealed Air Corp.	2,509
184	Sigma-Aldrich Corp.	10,812
339	Southern Copper Corp.	37,368
294	Steel Dynamics, Inc.	10,613
357	Titanium Metals Corp.	6,212
56	Valspar Corp.	1,263
483	Vulcan Materials Co.	37,157
		1,359,250
	Telecommunication Services - 0.6%

1,832	American Tower Corp., Class A*	83,759
264	Citizens Communications Co.	3,078
878	Crown Castle International Corp.*	37,306
236	Leap Wireless International, Inc.*	13,561
7,084	Level 3 Communications, Inc.*	24,298
266	MetroPCS Communications, Inc.*	5,650
801	NII Holdings, Inc.*	40,210
502	SBA Communications Corp., Class A*	18,684
213	Telephone & Data Systems, Inc.	10,154
26	US Cellular Corp.*	1,628
1,150	Windstream Corp.	15,341
		253,669
	Utilities - 1.3%

3,091	AES Corp. (The)*	60,213
767	Allegheny Energy, Inc.	41,993
42	Aqua America, Inc.	717
1,485	Centerpoint Energy, Inc.	25,156
648	Constellation Energy Group, Inc.	55,877
282	DPL, Inc.	8,014
252	Dynegy, Inc., Class A*	2,374
461	Equitable Resources, Inc.	32,376
1,408	Exelon Corp.	123,904
679	Mirant Corp.*	27,581
903	NRG Energy, Inc.*	37,556
1,333	PPL Corp.	68,396
273	Questar Corp.	17,532
158	Sierra Pacific Resources	2,144
		503,833
	Total Common Stocks (Cost $33,420,505)	$34,486,145

Principal Amount
	Repurchase Agreements - 16.3%
$13,525	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $13,527(b)	$13,525
41,116	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $41,123(d)	41,116
2,479,670	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $2,480,156(c)	2,479,670
2,254,246	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $2,254,663(e)	2,254,246
12,145	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $12,147(f)	12,145
1,713,227	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,713,555(g)	1,713,227
	Total Repurchase Agreements (Cost $6,513,929)	6,513,929
	Total Investments (Cost $39,934,434) — 102.6%	41,000,074
	Liabilities in excess of other assets — (2.6)%	(1,056,306)
	Net Assets — 100.0%	$39,943,768

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $13,796. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $2,529,269.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $41,940. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $2,299,331.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $12,388. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $1,747,493. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,199,658
Aggregate gross unrealized depreciation	(1,607,145)
Net unrealized appreciation	$592,513
Federal income tax cost of investments	$40,407,561

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Growth Index	06/06/08	$29,273,829	$282,708

Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/06/08	17,000,000	(1,264,384)

			$(981,676)

Schedule of Portfolio Investments May 31, 2008

Ultra Russell MidCap Value

Shares		Value
	Common Stocks(a) - 86.8%
	Consumer Discretionary - 9.9%

24	AnnTaylor Stores Corp.*	$657
58	Autoliv, Inc.	3,171
266	AutoNation, Inc.*	4,200
75	Barnes & Noble, Inc.	2,288
58	Black & Decker Corp.	3,753
177	BorgWarner, Inc.	9,153
174	Brunswick Corp.	2,384
285	Cablevision Systems Corp., Class A*	7,726
220	Centex Corp.	4,143
6	Central European Media Enterprises Ltd., Class A*	638
187	Circuit City Stores, Inc.	918
110	Dillard’s, Inc., Class A	1,791
242	Discovery Holding Co., Class A*	6,338
605	DR Horton, Inc.	7,690
24	DreamWorks Animation SKG, Inc., Class A*	758
554	Eastman Kodak Co.	8,487
173	EW Scripps Co., Class A	8,148
366	Expedia, Inc.*	8,876
299	Foot Locker, Inc.	4,368
4,094	Ford Motor Co.*	27,839
294	Fortune Brands, Inc.	20,427
452	Gannett Co., Inc.	13,022
1,064	Gap, Inc. (The)	19,418
328	Genuine Parts Co.	14,435
49	Getty Images, Inc.*	1,641
25	Harte-Hanks, Inc.	339
177	Hasbro, Inc.	6,414
48	Hearst-Argyle Television, Inc.	1,021
99	Hillenbrand, Inc.*	2,193
314	IAC/InterActiveCorp*	7,081
283	Idearc, Inc.	1,138
67	International Speedway Corp., Class A	2,973
346	Interpublic Group of Cos., Inc.*	3,450
64	Jarden Corp.*	1,200
164	Jones Apparel Group, Inc.	2,758
148	KB Home	3,035
323	Leggett & Platt, Inc.	6,169
261	Lennar Corp., Class A	4,406
325	Liberty Global, Inc., Class A*	11,651
994	Liberty Media Corp. - Entertainment, Class A*	26,838
470	Liberty Media Corp. - Interactive, Class A*	7,985
170	Liz Claiborne, Inc.	2,968
390	Mattel, Inc.	7,855
87	McClatchy Co., Class A	766
67	MDC Holdings, Inc.	2,722
106	Mohawk Industries, Inc.*	7,958
206	New York Times Co. (The), Class A	3,589
260	Newell Rubbermaid, Inc.	5,221
5	NVR, Inc.*	2,827
79	OfficeMax, Inc.	1,713
4	Orient-Express Hotels Ltd., Class A	188
108	Penske Auto Group, Inc.	2,256
263	Pulte Homes, Inc.	3,216
137	R.H. Donnelley Corp.*	744
78	RadioShack Corp.	1,143
28	Regal Entertainment Group, Class A	492
257	Royal Caribbean Cruises Ltd.	7,638
81	Ryland Group, Inc.	2,252
38	Saks, Inc.*	525
504	Service Corp. International	5,393
112	Snap-On, Inc.	6,935
102	Stanley Works (The)	4,955
6	Thor Industries, Inc.	162
243	Toll Brothers, Inc.*	5,120
82	TRW Automotive Holdings Corp.*	2,046
172	VF Corp.	13,020
565	Virgin Media, Inc.	8,865
31	Warner Music Group Corp.	279
11	Washington Post Co. (The), Class B	6,913
43	Whirlpool Corp.	3,168
325	Wyndham Worldwide Corp.	7,111
		388,960
	Consumer Staples - 6.6%

134	Alberto-Culver Co.	3,542
66	Avon Products, Inc.	2,578
115	BJ’s Wholesale Club, Inc.*	4,541
44	Brown-Forman Corp., Class B	3,308
233	Bunge Ltd.	27,813
192	Campbell Soup Co.	6,428
7	Church & Dwight Co., Inc.	399
21	Clorox Co.	1,200
600	Coca-Cola Enterprises, Inc.	12,084
960	ConAgra Foods, Inc.	22,637
369	Constellation Brands, Inc., Class A*	7,867
143	Corn Products International, Inc.	6,722
272	Dean Foods Co.*	5,916
389	Del Monte Foods Co.	3,388
243	Dr Pepper Snapple Group, Inc.*	6,119
31	Energizer Holdings, Inc.*	2,529
95	Hershey Co. (The)	3,723
281	HJ Heinz Co.	14,025
142	Hormel Foods Corp.	5,366
109	JM Smucker Co. (The)	5,754
85	Loews Corp. - Carolina Group	6,167
85	McCormick & Co., Inc. (Non-Voting)	3,194
224	Molson Coors Brewing Co., Class B	12,992
203	Pepsi Bottling Group, Inc.	6,581
114	PepsiAmericas, Inc.	2,778
1,400	Rite Aid Corp.*	3,150
851	Safeway, Inc.	27,121
675	Sara Lee Corp.	9,302
210	Smithfield Foods, Inc.*	6,571
405	SUPERVALU, Inc.	14,203
509	Tyson Foods, Inc., Class A	9,590
129	UST, Inc.	7,125
55	Wm. Wrigley Jr. Co.	4,242
		258,955
	Energy - 9.0%

434	Chesapeake Energy Corp.	23,770
160	Cimarex Energy Co.	10,902
30	Continental Resources, Inc.*	1,925
1,349	El Paso Corp.	26,373
21	ENSCO International, Inc.	1,508
152	Forest Oil Corp.*	10,146
99	Frontier Oil Corp.	2,981
36	Helix Energy Solutions Group, Inc.*	1,391
199	Helmerich & Payne, Inc.	12,467
535	Hess Corp.	65,703
362	Murphy Oil Corp.	33,539
64	Nabors Industries Ltd.*	2,691
250	Newfield Exploration Co.*	15,810
282	Noble Energy, Inc.	27,481
60	Overseas Shipholding Group, Inc.	4,744
302	Patterson-UTI Energy, Inc.	9,507
238	Pioneer Natural Resources Co.	17,086
215	Plains Exploration & Production Co.*	15,368

Shares		Value
	Common Stocks(a) (continued)
83	Pride International, Inc.*	$3,647
61	Rowan Cos., Inc.	2,693
29	SandRidge Energy, Inc.*	1,595
43	SEACOR Holdings, Inc.*	3,826
1,217	Spectra Energy Corp.	32,883
121	St. Mary Land & Exploration Co.	6,166
78	Teekay Corp.	3,922
35	Tidewater, Inc.	2,392
19	Unit Corp.*	1,457
20	W&T Offshore, Inc.	1,115
25	Western Refining, Inc.	317
188	Williams Cos., Inc.	7,152
		350,557
	Financials - 24.1%

10	Alleghany Corp.*	3,755
313	Allied Capital Corp.	6,216
94	Allied World Assurance Co. Holdings Ltd.	4,286
192	AMB Property Corp. (REIT)	11,316
553	AMBAC Financial Group, Inc.	1,731
405	American Capital Strategies Ltd.	12,960
150	American Financial Group, Inc./OH	4,473
30	American National Insurance Co.	3,308
212	AmeriCredit Corp.*	2,881
428	Ameriprise Financial, Inc.	20,227
1,036	Annaly Capital Management, Inc. (REIT)	18,451
566	AON Corp.	26,710
167	Apartment Investment & Management Co., Class A (REIT)	6,608
87	Arch Capital Group Ltd.*	6,121
146	Arthur J. Gallagher & Co.	3,727
246	Associated Banc-Corp.	6,718
233	Assurant, Inc.	15,851
167	Astoria Financial Corp.	3,985
153	AvalonBay Communities, Inc. (REIT)	15,484
296	Axis Capital Holdings Ltd.	10,375
158	Bancorpsouth, Inc.	3,740
63	Bank of Hawaii Corp.	3,408
53	BlackRock, Inc.	11,924
43	BOK Financial Corp.	2,504
197	Boston Properties, Inc. (REIT)	19,255
168	Brandywine Realty Trust (REIT)	3,153
98	BRE Properties, Inc. (REIT)	4,749
102	Camden Property Trust (REIT)	5,025
123	CapitalSource, Inc. (REIT)	1,889
13	Capitol Federal Financial	533
126	CBL & Associates Properties, Inc. (REIT)	3,315
331	Cincinnati Financial Corp.	11,592
544	CIT Group, Inc.	5,440
79	City National Corp./CA	3,824
52	CNA Financial Corp.	1,580
385	Colonial BancGroup, Inc. (The)	2,360
90	Colonial Properties Trust (REIT)	2,164
300	Comerica, Inc.	11,154
141	Commerce Bancshares, Inc./MO	6,193
363	Conseco, Inc.*	4,236
116	Cullen/Frost Bankers, Inc.	6,484
241	Developers Diversified Realty Corp. (REIT)	9,563
210	Douglas Emmett, Inc. (REIT)	5,145
75	Duke Realty Corp. (REIT)	1,926
554	E*Trade Financial Corp.*	2,271
122	East West Bancorp, Inc.	1,615
103	Endurance Specialty Holdings Ltd.	3,467
522	Equity Residential (REIT)	22,075
70	Erie Indemnity Co., Class A	3,583
25	Essex Property Trust, Inc. (REIT)	2,987
122	Everest Re Group Ltd.	10,702
56	Federal Realty Investment Trust (REIT)	4,515
427	Fidelity National Financial, Inc., Class A	7,302
177	First American Corp.	5,942
12	First Citizens BancShares, Inc./NC, Class A	1,913
377	First Horizon National Corp.	3,615
68	Forestar Real Estate Group, Inc.*	1,700
334	Fulton Financial Corp.	4,215
204	General Growth Properties, Inc. (REIT)	8,478
838	Genworth Financial, Inc., Class A	18,520
16	GLG Partners, Inc.	133
72	Guaranty Financial Group, Inc.*	454
94	Hanover Insurance Group, Inc. (The)	4,333
123	HCC Insurance Holdings, Inc.	2,935
443	HCP, Inc. (REIT)	15,177
151	Health Care REIT, Inc. (REIT)	7,293
181	Hospitality Properties Trust (REIT)	5,611
1,006	Host Hotels & Resorts, Inc. (REIT)	17,293
434	HRPT Properties Trust (REIT)	3,381
631	Hudson City Bancorp, Inc.	11,232
704	Huntington Bancshares, Inc./OH	6,273
155	IndyMac Bancorp, Inc.	293
155	Invesco Ltd.	4,314
263	iStar Financial, Inc. (REIT)	5,029
72	Janus Capital Group, Inc.	2,088
256	Jefferies Group, Inc.	4,608
766	Keycorp	14,914
414	Kimco Realty Corp. (REIT)	16,291
149	Legg Mason, Inc.	8,018
339	Leucadia National Corp.	18,408
249	Liberty Media Corp. - Capital, Class A*	3,690
177	Liberty Property Trust (REIT)	6,284
138	M&T Bank Corp.	11,959
131	Mack-Cali Realty Corp. (REIT)	5,062
19	Markel Corp.*	7,688
499	Marshall & Ilsley Corp.	11,597
527	MBIA, Inc.	3,668
51	Mercury General Corp.	2,594
86	MF Global Ltd.*	1,251
241	MGIC Investment Corp.	2,897
4	MSCI, Inc., Class A*	142
54	Nasdaq OMX Group (The)*	1,892
102	Nationwide Financial Services	5,205
658	New York Community Bancorp, Inc.	13,502
64	Northern Trust Corp.	4,864
446	Old Republic International Corp.	6,712
55	OneBeacon Insurance Group Ltd.	1,010
85	PartnerRe Ltd.	6,264
211	People’s United Financial, Inc.	3,488
26	Philadelphia Consolidated Holding Co.*	969
314	Plum Creek Timber Co., Inc. (REIT)	14,648
156	PMI Group, Inc. (The)	930
538	Popular, Inc.	5,864
487	Principal Financial Group, Inc.	26,240
62	Prologis (REIT)	3,840
135	Protective Life Corp.	5,667
222	Public Storage (REIT)	19,565
155	Radian Group, Inc.	888
181	Raymond James Financial, Inc.	5,385
140	Rayonier, Inc. (REIT)	6,644
134	Regency Centers Corp. (REIT)	8,910
57	Reinsurance Group of America, Inc.	2,931
127	RenaissanceRe Holdings Ltd.	6,624
173	Safeco Corp.	11,591
114	SL Green Realty Corp. (REIT)	11,366
1,106	Sovereign Bancorp, Inc.	10,109

Shares		Value
	Common Stocks(a) (continued)
95	StanCorp Financial Group, Inc.	$5,224
8	Student Loan Corp.(The)	960
333	Synovus Financial Corp.	3,826
46	Taubman Centers, Inc. (REIT)	2,473
249	TCF Financial Corp.	4,113
167	TFS Financial Corp.	2,076
175	Torchmark Corp.	11,097
33	Transatlantic Holdings, Inc.	2,133
92	UnionBanCal Corp.	4,606
83	Unitrin, Inc.	2,876
695	Unum Group	16,736
243	Valley National Bancorp	4,279
257	Vornado Realty Trust (REIT)	25,117
168	Washington Federal, Inc.	3,762
103	Webster Financial Corp.	2,675
3	Wesco Financial Corp.	1,278
18	White Mountains Insurance Group Ltd.	8,586
124	Whitney Holding Corp.	2,817
132	Wilmington Trust Corp.	4,348
208	WR Berkley Corp.	5,635
316	XL Capital Ltd., Class A	11,032
208	Zions Bancorporation	8,963
		943,869
	Health Care - 1.9%

174	AmerisourceBergen Corp.	7,191
266	Applera Corp. - Applied Biosystems Group	9,246
22	Beckman Coulter, Inc.	1,527
55	Brookdale Senior Living, Inc.	1,451
85	Charles River Laboratories International, Inc.*	5,464
169	Community Health Systems, Inc.*	6,089
51	Cooper Cos, Inc. (The)	2,063
20	Coventry Health Care, Inc.*	921
467	Health Management Associates, Inc., Class A*	3,624
99	Hill-Rom Holdings, Inc.	3,044
38	IMS Health, Inc.	921
112	Invitrogen Corp.*	5,148
19	Kinetic Concepts, Inc.*	825
469	King Pharmaceuticals, Inc.*	4,812
104	LifePoint Hospitals, Inc.*	3,327
206	Omnicare, Inc.	5,043
173	PerkinElmer, Inc.	4,892
22	Quest Diagnostics, Inc.	1,109
206	Tenet Healthcare Corp.*	1,215
60	Universal Health Services, Inc., Class B	3,900
83	Watson Pharmaceuticals, Inc.*	2,370
		74,182
	Industrials - 9.5%

61	AGCO Corp.*	3,686
83	Alexander & Baldwin, Inc.	4,272
9	Alliant Techsystems, Inc.*	977
545	Allied Waste Industries, Inc.*	7,341
37	Armstrong World Industries, Inc.	1,202
28	Avery Dennison Corp.	1,444
126	Avis Budget Group, Inc.*	1,754
87	Carlisle Cos., Inc.	2,908
62	Cintas Corp.	1,830
19	Con-way, Inc.	927
239	Cooper Industries Ltd., Class A	11,145
9	Copart, Inc.*	405
98	Crane Co.	4,474
644	CSX Corp.	44,475
250	Dover Corp.	13,520
74	DRS Technologies, Inc.	5,830
280	Eaton Corp.	27,070
11	Flowserve Corp.	1,524
102	Gardner Denver, Inc.*	5,412
56	GATX Corp.	2,761
215	Hertz Global Holdings, Inc.*	2,842
72	Hubbell, Inc., Class B	3,367
492	Ingersoll-Rand Co., Ltd., Class A	21,668
306	ITT Corp.	20,196
59	Kansas City Southern*	2,948
325	KBR, Inc.	11,281
63	Kennametal, Inc.	2,435
160	L-3 Communications Holdings, Inc.	17,182
80	Lennox International, Inc.	2,578
26	Lincoln Electric Holdings, Inc.	2,144
685	Masco Corp.	12,700
171	Northwest Airlines Corp.*	1,207
212	Owens Corning, Inc.*	5,476
21	Pall Corp.	857
335	Parker Hannifin Corp.	28,364
192	Pentair, Inc.	7,187
73	Pitney Bowes, Inc.	2,651
424	R.R. Donnelley & Sons Co.	13,920
32	Republic Services, Inc.	1,054
112	Ryder System, Inc.	8,224
13	Shaw Group, Inc. (The)*	793
1,117	Southwest Airlines Co.	14,588
25	Spirit Aerosystems Holdings, Inc., Class A*	746
101	SPX Corp.	13,421
31	Steelcase, Inc., Class A	391
75	Teleflex, Inc.	4,447
183	Timken Co.	6,703
19	Trinity Industries, Inc.	776
99	UAL Corp.	845
165	United Rentals, Inc.*	3,397
126	URS Corp.*	6,024
157	US Airways Group, Inc.*	622
154	USG Corp.*	5,244
21	WW Grainger, Inc.	1,916
111	YRC Worldwide, Inc.*	1,938
		373,089
	Information Technology - 5.7%

226	ADC Telecommunications, Inc.*	3,557
690	Advanced Micro Devices, Inc.*	4,747
104	Affiliated Computer Services, Inc., Class A*	5,637
107	Arrow Electronics, Inc.*	3,281
865	Atmel Corp.*	3,867
119	Avnet, Inc.*	3,513
78	AVX Corp.	1,039
297	CA, Inc.	7,882
363	Cadence Design Systems, Inc.*	4,218
10	CommScope, Inc.*	549
315	Computer Sciences Corp.*	15,482
100	Compuware Corp.*	1,019
245	Convergys Corp.*	3,952
130	Cree, Inc.*	3,305
412	Electronic Data Systems Corp.	10,090
87	Fair Isaac Corp.	2,198
140	Fairchild Semiconductor International, Inc.*	2,100
58	Fidelity National Information Services, Inc.	2,336
11	Genpact Ltd.*	160
61	Hewitt Associates, Inc., Class A*	2,389
279	Ingram Micro, Inc., Class A*	5,058

Shares		Value
	Common Stocks(a) (continued)
219	Integrated Device Technology, Inc.*	$2,470
108	International Rectifier Corp.*	2,503
111	Intersil Corp., Class A	3,094
131	Jabil Circuit, Inc.	1,666
191	JDS Uniphase Corp.*	2,363
280	Juniper Networks, Inc.*	7,706
83	Lexmark International, Inc., Class A*	3,059
520	LSI Corp.*	3,780
166	Metavante Technologies, Inc.*	4,226
982	Micron Technology, Inc.*	7,925
114	Molex, Inc.	3,174
282	NCR Corp.*	7,462
584	Novell, Inc.*	4,135
69	Novellus Systems, Inc.*	1,648
28	QLogic Corp.*	442
42	Rambus, Inc.*	868
178	SanDisk Corp.*	5,039
794	Sanmina-SCI Corp.*	1,191
580	Seagate Technology	12,424
106	Tech Data Corp.*	3,879
771	Tellabs, Inc.*	4,194
303	Teradata Corp.*	8,184
166	Teradyne, Inc.*	2,281
670	Unisys Corp.*	3,390
296	Vishay Intertechnology, Inc.*	2,984
300	Western Digital Corp.*	11,259
1,806	Xerox Corp.	24,525
		222,250
	Materials - 6.4%

221	Air Products & Chemicals, Inc.	22,524
10	Airgas, Inc.	592
108	Ashland, Inc.	5,796
201	Bemis Co., Inc.	5,347
37	Cabot Corp.	1,185
42	Carpenter Technology Corp.	2,318
88	Celanese Corp., Class A	4,286
435	Chemtura Corp.	3,798
230	Commercial Metals Co.	8,418
81	Cytec Industries, Inc.	5,116
477	Domtar Corp.*	3,277
154	Eastman Chemical Co.	11,798
148	FMC Corp.	10,949
184	Huntsman Corp.	4,035
40	International Flavors & Fragrances, Inc.	1,678
201	Louisiana-Pacific Corp.	2,440
98	Lubrizol Corp.	5,498
335	MeadWestvaco Corp.	8,620
170	Mosaic Co. (The)*	21,304
20	Owens-Illinois, Inc.*	1,144
316	PPG Industries, Inc.	19,917
114	Reliance Steel & Aluminum Co.	7,749
122	Rohm & Haas Co.	6,586
33	RPM International, Inc.	809
68	Scotts Miracle-Gro Co. (The), Class A	1,918
268	Sealed Air Corp.	6,528
177	Sigma-Aldrich Corp.	10,401
491	Smurfit-Stone Container Corp.*	3,304
193	Sonoco Products Co.	6,682
244	Steel Dynamics, Inc.	8,808
204	Temple-Inland, Inc.	2,972
228	United States Steel Corp.	39,378
174	Valspar Corp.	3,925
37	Westlake Chemical Corp.	642
		249,742
	Telecommunication Services - 1.5%

211	CenturyTel, Inc.	7,472
515	Citizens Communications Co.	6,005
45	Clearwire Corp., Class A*	638
81	Crown Castle International Corp.*	3,442
291	Embarq Corp.	13,770
2,931	Qwest Communications International, Inc.	14,215
109	Telephone & Data Systems, Inc.	5,196
22	US Cellular Corp.*	1,378
388	Windstream Corp.	5,176
		57,292
	Utilities - 12.2%

150	AGL Resources, Inc.	5,355
219	Alliant Energy Corp.	8,221
399	Ameren Corp.	18,135
768	American Electric Power Co., Inc.	32,509
238	Aqua America, Inc.	4,065
171	Atmos Energy Corp.	4,684
432	CMS Energy Corp.	6,735
521	Consolidated Edison, Inc.	21,517
78	Constellation Energy Group, Inc.	6,726
101	DPL, Inc.	2,870
315	DTE Energy Co.	13,936
546	Dynegy, Inc., Class A*	5,143
628	Edison International	33,428
138	Energen Corp.	10,343
304	Energy East Corp.	7,694
61	Equitable Resources, Inc.	4,284
166	Great Plains Energy, Inc.	4,354
158	Hawaiian Electric Industries, Inc.	4,168
146	Integrys Energy Group, Inc.	7,497
350	MDU Resources Group, Inc.	11,560
130	Mirant Corp.*	5,281
161	National Fuel Gas Co.	9,710
528	NiSource, Inc.	9,552
298	Northeast Utilities	7,781
91	NRG Energy, Inc.*	3,785
206	NSTAR	6,907
177	OGE Energy Corp.	5,938
200	Oneok, Inc.	10,012
372	Pepco Holdings, Inc.	10,059
677	PG&E Corp.	26,802
193	Pinnacle West Capital Corp.	6,520
189	PPL Corp.	9,698
497	Progress Energy, Inc.	21,252
250	Puget Energy, Inc.	6,997
219	Questar Corp.	14,064
658	Reliant Energy, Inc.*	16,818
225	SCANA Corp.	9,032
482	Sempra Energy	27,864
384	Sierra Pacific Resources	5,211
207	Southern Union Co.	5,506
404	TECO Energy, Inc.	8,229
205	UGI Corp.	5,531
147	Vectren Corp.	4,337
225	Wisconsin Energy Corp.	10,809
829	Xcel Energy, Inc.	17,666
		478,585
	Total Common Stocks (Cost $3,576,922)	$3,397,481

No. of Rights
	Rights(a) - 0.0%
	Financials - 0.0%

72	Guaranty Financial Group, Inc.*	—
		—
	Total Rights (Cost $–)	$—

Principal Amount		Value
	Repurchase Agreements - 14.3%
$1,162	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,162(b)	$1,162
3,534	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $3,535(d)	3,534
213,122	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $213,164(c)	213,122
193,747	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $193,783(e)	193,747
1,044	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,044(f)	1,044
147,248	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $147,276(g)	147,248
	Total Repurchase Agreements (Cost $559,857)	559,857
	Total Investments (Cost $4,136,779) — 101.1%	3,957,338
	Liabilities in excess of other assets — (1.1)%	(41,354)
	Net Assets — 100.0%	$3,915,984

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,186. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $217,385.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $3,605. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $197,622.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,065. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $150,193. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,477
Aggregate gross unrealized depreciation	(700,224)
Net unrealized depreciation	$(454,747)
Federal income tax cost of investments	$4,412,085

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Value Index	06/06/08	$200,000	$(1,846)

Equity Index Swap Agreement based on the Russell MidCap® Value Index	06/06/08	4,228,129	15,990

			$14,144

Schedule of Portfolio Investments May 31, 2008

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks(a) - 89.4%
	Consumer Discretionary - 13.3%

647	Abercrombie & Fitch Co., Class A	$46,972
696	Advance Auto Parts, Inc.	28,049
1,273	American Eagle Outfitters, Inc.	23,194
362	AnnTaylor Stores Corp.*	9,912
1,065	Apollo Group, Inc., Class A*	50,896
321	Autoliv, Inc.	17,549
317	Autozone, Inc.*	40,120
28	Barnes & Noble, Inc.	854
1,930	Bed Bath & Beyond, Inc.*	61,490
600	Big Lots, Inc.*	18,636
238	Black & Decker Corp.	15,399
179	BorgWarner, Inc.	9,256
414	Boyd Gaming Corp.	6,603
775	Brinker International, Inc.	16,996
468	Burger King Holdings, Inc.	13,361
536	Cablevision Systems Corp., Class A*	14,531
659	Career Education Corp.*	12,053
1,593	Carmax, Inc.*	31,318
45	Centex Corp.	847
229	Central European Media Enterprises Ltd., Class A*	24,361
494	Cheesecake Factory (The)*	9,895
1,297	Chico’s FAS, Inc.*	9,870
261	Choice Hotels International, Inc.	9,044
543	Circuit City Stores, Inc.	2,666
293	Clear Channel Outdoor Holdings, Inc., Class A*	6,027
2,593	Coach, Inc.*	94,126
455	Coldwater Creek, Inc.*	2,976
589	CROCS, Inc.*	6,014
383	CTC Media, Inc.*	10,601
1,042	Darden Restaurants, Inc.	35,689
596	Dick’s Sporting Goods, Inc.*	13,797
1,140	Discovery Holding Co., Class A*	29,857
1,534	DISH Network Corp., Class A*	53,859
677	Dollar Tree, Inc.*	24,981
348	DreamWorks Animation SKG, Inc., Class A*	10,986
1,035	Family Dollar Stores, Inc.	22,149
1,160	GameStop Corp., Class A*	57,536
851	Garmin Ltd.	41,401
1,051	Gentex Corp.	18,456
179	Getty Images, Inc.*	5,993
1,767	Goodyear Tire & Rubber Co. (The)*	44,899
400	Guess?, Inc.	16,332
2,379	H&R Block, Inc.	55,526
710	Hanesbrands, Inc.*	23,430
1,779	Harley-Davidson, Inc.	73,953
446	Harman International Industries, Inc.	19,945
222	Harte-Hanks, Inc.	3,008
344	Hasbro, Inc.	12,467
78	Hillenbrand, Inc.*	1,728
86	IAC/InterActiveCorp*	1,939
2,324	International Game Technology	82,874
2,132	Interpublic Group of Cos., Inc.*	21,256
300	ITT Educational Services, Inc.*	21,789
260	Jarden Corp.*	4,875
1,664	JC Penney Co., Inc.	66,959
374	John Wiley & Sons, Inc., Class A	17,672
574	Lamar Advertising Co., Class A*	24,022
1,289	Liberty Global, Inc., Class A*	46,211
2,685	Liberty Media Corp. - Interactive, Class A*	45,618
47	Liz Claiborne, Inc.	821
2,207	Ltd Brands, Inc.	42,772
1,211	Mattel, Inc.	24,390
354	Meredith Corp.	11,615
266	New York Times Co. (The), Class A	4,634
1,062	Newell Rubbermaid, Inc.	21,325
1,628	Nordstrom, Inc.	56,947
233	NutriSystem, Inc.	4,781
13	NVR, Inc.*	7,350
2,025	Office Depot, Inc.*	25,718
255	OfficeMax, Inc.	5,528
841	O’Reilly Automotive, Inc.*	21,992
296	Orient-Express Hotels Ltd., Class A	13,924
197	Panera Bread Co., Class A*	10,232
541	Penn National Gaming, Inc.*	25,113
948	PetSmart, Inc.	22,221
378	Phillips-Van Heusen Corp.	17,173
451	Polo Ralph Lauren Corp.	31,502
363	Pool Corp.	7,481
555	Pulte Homes, Inc.	6,788
701	RadioShack Corp.	10,270
467	Regal Entertainment Group, Class A	8,205
1,024	Ross Stores, Inc.	37,499
892	Saks, Inc.*	12,327
478	Scientific Games Corp., Class A*	15,454
762	Sherwin-Williams Co. (The)	42,786
10,773	Sirius Satellite Radio, Inc.*	27,148
185	Stanley Works (The)	8,987
1,387	Starwood Hotels & Resorts Worldwide, Inc.	67,131
232	Thor Industries, Inc.	6,255
936	Tiffany & Co.	45,892
1,395	Tim Hortons, Inc.	46,300
3,153	TJX Cos., Inc.	101,085
240	Tractor Supply Co.*	8,201
834	Urban Outfitters, Inc.*	26,846
443	WABCO Holdings, Inc.	23,151
146	Warner Music Group Corp.	1,313
261	Weight Watchers International, Inc.	10,912
643	Wendy’s International, Inc.	19,071
416	Whirlpool Corp.	30,651
670	Williams-Sonoma, Inc.	17,031
99	Wyndham Worldwide Corp.	2,166
404	Wynn Resorts Ltd.	40,412
2,104	XM Satellite Radio Holdings, Inc., Class A*	22,366
3,503	Yum! Brands, Inc.	139,069
		2,625,658
	Consumer Staples - 4.0%

104	Alberto-Culver Co.	2,749
2,981	Avon Products, Inc.	116,438
286	Bare Escentuals, Inc.*	5,737
404	Brown-Forman Corp., Class B	30,373
970	Campbell Soup Co.	32,476
457	Church & Dwight Co., Inc.	26,017
938	Clorox Co.	53,588
74	Dean Foods Co.*	1,610
929	Dr Pepper Snapple Group, Inc.*	23,392
299	Energizer Holdings, Inc.*	24,395
805	Estee Lauder Cos., Inc. (The), Class A	38,318
502	Hansen Natural Corp.*	15,682
333	Herbalife Ltd.	12,834
876	Hershey Co. (The)	34,330
1,319	HJ Heinz Co.	65,831
474	Loews Corp. - Carolina Group	34,389
638	McCormick & Co., Inc. (Non-Voting)	23,976
373	NBTY, Inc.*	12,182
260	Pepsi Bottling Group, Inc.	8,429

Shares		Value
	Common Stocks(a) (continued)
2,831	Sara Lee Corp.	$39,011
608	UST, Inc.	33,580
1,042	Whole Foods Market, Inc.	30,218
1,554	Wm. Wrigley Jr. Co.	119,860
		785,415
	Energy - 13.0%

1,051	Arch Coal, Inc.	68,220
2,161	BJ Services Co.	65,262
714	Cabot Oil & Gas Corp.	43,019
1,623	Cameron International Corp.*	86,392
313	Cheniere Energy, Inc.*	1,534
2,321	Chesapeake Energy Corp.	127,121
206	CNX Gas Corp.*	8,568
1,342	CONSOL Energy, Inc.	130,926
102	Continental Resources, Inc.*	6,545
1,784	Denbury Resources, Inc.*	60,710
503	Diamond Offshore Drilling, Inc.	68,629
632	Dresser-Rand Group, Inc.*	25,482
1,018	ENSCO International, Inc.	73,123
957	FMC Technologies, Inc.*	68,760
333	Foundation Coal Holdings, Inc.	22,221
383	Frontier Oil Corp.	11,532
357	Frontline Ltd.	22,755
678	Global Industries Ltd.*	11,696
537	Helix Energy Solutions Group, Inc.*	20,744
308	Holly Corp.	13,075
598	Massey Energy Co.	38,643
1,829	Nabors Industries Ltd.*	76,891
3,040	National Oilwell Varco, Inc.*	253,293
1,975	Noble Corp.	124,702
179	Noble Energy, Inc.	17,444
402	Oceaneering International, Inc.*	28,687
195	Patriot Coal Corp.*	21,085
1,952	Peabody Energy Corp.	144,292
905	Pride International, Inc.*	39,766
738	Quicksilver Resources, Inc.*	26,885
1,091	Range Resources Corp.	71,744
582	Rowan Cos., Inc.	25,695
97	SandRidge Energy, Inc.*	5,335
1,477	Smith International, Inc.	116,565
2,503	Southwestern Energy Co.*	110,983
895	Sunoco, Inc.	39,801
595	Superior Energy Services*	31,946
1,015	Tesoro Corp.	25,223
535	Tetra Technologies, Inc.*	11,513
255	Tidewater, Inc.	17,424
267	Unit Corp.*	20,476
129	W&T Offshore, Inc.	7,193
4,970	Weatherford International Ltd.*	226,781
104	Western Refining, Inc.	1,320
3,693	Williams Cos., Inc.	140,482
		2,560,483
	Financials - 6.9%

302	Affiliated Managers Group, Inc.*	30,955
59	AmeriCredit Corp.*	802
36	Apartment Investment & Management Co., Class A (REIT)	1,425
134	Arthur J. Gallagher & Co.	3,421
123	Bank of Hawaii Corp.	6,654
268	BlackRock, Inc.	60,297
824	Brown & Brown, Inc.	16,043
682	CapitalSource, Inc. (REIT)	10,476
112	Capitol Federal Financial	4,592
1,271	CB Richard Ellis Group, Inc., Class A*	28,547
20	CNA Financial Corp.	608
784	Duke Realty Corp. (REIT)	20,133
1,277	E*Trade Financial Corp.*	5,236
760	Eaton Vance Corp.	32,338
66	Erie Indemnity Co., Class A	3,379
83	Essex Property Trust, Inc. (REIT)	9,916
230	Federal Realty Investment Trust (REIT)	18,543
642	Federated Investors, Inc., Class B	23,632
476	First Marblehead Corp. (The)	1,566
531	Forest City Enterprises, Inc., Class A	21,240
961	General Growth Properties, Inc. (REIT)	39,939
232	GLG Partners, Inc.	1,928
19	Hanover Insurance Group, Inc. (The)	876
357	HCC Insurance Holdings, Inc.	8,518
83	Health Care REIT, Inc. (REIT)	4,009
1,596	Hudson City Bancorp, Inc.	28,409
518	IntercontinentalExchange, Inc.*	71,588
2,265	Invesco Ltd.	63,035
327	Investment Technology Group, Inc.*	13,767
950	Janus Capital Group, Inc.	27,550
234	Jones Lang LaSalle, Inc.	16,506
241	Kilroy Realty Corp. (REIT)	13,139
380	Lazard Ltd., Class A	14,474
400	Legg Mason, Inc.	21,524
528	Macerich Co. (The) (REIT)	37,768
388	MF Global Ltd.*	5,645
87	MSCI, Inc., Class A*	3,093
820	Nasdaq OMX Group (The)*	28,725
1,371	Northern Trust Corp.	104,196
678	Nymex Holdings, Inc.	61,576
93	PartnerRe Ltd.	6,853
1,107	People’s United Financial, Inc.	18,299
321	Philadelphia Consolidated Holding Co.*	11,957
102	Plum Creek Timber Co., Inc. (REIT)	4,758
110	Principal Financial Group, Inc.	5,927
1,654	Prologis (REIT)	102,432
71	Public Storage (REIT)	6,257
35	Rayonier, Inc. (REIT)	1,661
954	SEI Investments Co.	23,010
676	St. Joe Co. (The)	25,945
770	Synovus Financial Corp.	8,847
1,957	T. Rowe Price Group, Inc.	113,349
218	Taubman Centers, Inc. (REIT)	11,718
1,830	TD Ameritrade Holding Corp.*	33,141
138	TFS Financial Corp.	1,715
70	Transatlantic Holdings, Inc.	4,526
948	UDR, Inc. (REIT)	23,454
982	Ventas, Inc. (REIT)	46,802
567	Weingarten Realty Investors (REIT)	19,562
293	WR Berkley Corp.	7,937
160	XL Capital Ltd., Class A	5,586
		1,349,804
	Health Care - 10.0%

47	Abraxis Bioscience, Inc.*	3,052
442	Advanced Medical Optics, Inc.*	10,705
2,248	Allergan, Inc.	129,530
564	AmerisourceBergen Corp.	23,310
969	Amylin Pharmaceuticals, Inc.*	30,785
189	APP Pharmaceuticals, Inc.*	2,506
221	Applera Corp. - Applied Biosystems Group	7,682
809	Barr Pharmaceuticals, Inc.*	35,434
371	Beckman Coulter, Inc.	25,744
67	Brookdale Senior Living, Inc.	1,767
488	Cephalon, Inc.*	33,042
485	Cerner Corp.*	22,004

Shares		Value
	Common Stocks(a) (continued)
169	Charles River Laboratories International, Inc.*	$10,863
2,120	Cigna Corp.	86,072
61	Community Health Systems, Inc.*	2,198
132	Cooper Cos, Inc. (The)	5,339
468	Covance, Inc.*	38,367
1,077	Coventry Health Care, Inc.*	49,574
763	CR Bard, Inc.	69,586
776	DaVita, Inc.*	40,259
1,119	Dentsply International, Inc.	45,364
425	Edwards Lifesciences Corp.*	24,527
886	Endo Pharmaceuticals Holdings, Inc.*	21,831
1,621	Express Scripts, Inc.*	116,890
2,358	Forest Laboratories, Inc.*	84,676
386	Gen-Probe, Inc.*	21,979
827	Health Net, Inc.*	25,637
655	Henry Schein, Inc.*	36,497
78	Hill-Rom Holdings, Inc.	2,399
1,337	HLTH Corp.*	15,950
1,154	Hospira, Inc.*	48,399
1,238	Humana, Inc.*	63,200
456	Idexx Laboratories, Inc.*	23,028
441	ImClone Systems, Inc.*	19,219
1,206	IMS Health, Inc.	29,233
276	Intuitive Surgical, Inc.*	81,031
259	Invitrogen Corp.*	11,904
321	Kinetic Concepts, Inc.*	13,941
817	Laboratory Corp. of America Holdings*	60,286
547	Lincare Holdings, Inc.*	14,255
398	Millipore Corp.*	28,915
2,228	Mylan, Inc.	29,744
108	Omnicare, Inc.	2,644
953	Patterson Cos., Inc.*	32,412
859	PDL BioPharma, Inc.	8,805
357	Pediatrix Medical Group, Inc.*	19,217
221	PerkinElmer, Inc.	6,250
763	Pharmaceutical Product Development, Inc.	33,732
1,067	Quest Diagnostics, Inc.	53,787
574	Resmed, Inc.*	22,610
784	Sepracor, Inc.*	16,942
2,493	St. Jude Medical, Inc.*	101,590
291	Techne Corp.*	22,844
2,697	Tenet Healthcare Corp.*	15,912
87	Universal Health Services, Inc., Class B	5,655
939	Varian Medical Systems, Inc.*	44,640
619	VCA Antech, Inc.*	19,418
1,030	Vertex Pharmaceuticals, Inc.*	29,489
668	Warner Chilcott Ltd., Class A*	11,610
743	Waters Corp.*	45,709
439	Watson Pharmaceuticals, Inc.*	12,538
305	WellCare Health Plans, Inc.*	16,830
		1,969,358
	Industrials - 14.9%

441	AGCO Corp.*	26,650
213	Aircastle Ltd.	2,733
210	Alliant Techsystems, Inc.*	22,798
373	Allied Waste Industries, Inc.*	5,024
786	Ametek, Inc.	40,322
1,773	AMR Corp.*	12,748
619	Avery Dennison Corp.	31,928
267	Avis Budget Group, Inc.*	3,717
679	BE Aerospace, Inc.*	23,731
321	Brink’s Co. (The)	23,266
124	Carlisle Cos., Inc.	4,145
1,247	CH Robinson Worldwide, Inc.	80,432
500	ChoicePoint, Inc.*	24,340
761	Cintas Corp.	22,465
716	Continental Airlines, Inc., Class B*	10,318
262	Con-way, Inc.	12,788
434	Cooper Industries Ltd., Class A	20,237
128	Copa Holdings SA, Class A	4,284
470	Copart, Inc.*	21,150
261	Corporate Executive Board Co. (The)	11,789
905	Corrections Corp. of America*	23,331
885	Covanta Holding Corp.*	24,753
508	CSX Corp.	35,082
1,537	Cummins, Inc.	108,236
2,153	Delta Air Lines, Inc.*	13,241
584	Donaldson Co., Inc.	30,064
455	Dover Corp.	24,606
16	DRS Technologies, Inc.	1,260
415	Dun & Bradstreet Corp.	38,022
143	Eaton Corp.	13,825
972	Equifax, Inc.	37,092
1,570	Expeditors International of Washington, Inc.	73,916
932	Fastenal Co.	46,078
263	First Solar, Inc.*	70,363
378	Flowserve Corp.	52,361
650	Fluor Corp.	121,258
1,038	Foster Wheeler Ltd.*	79,064
138	GATX Corp.	6,805
385	General Cable Corp.*	27,258
922	Goodrich Corp.	59,755
463	Graco, Inc.	18,714
620	Harsco Corp.	39,258
1,540	Hertz Global Holdings, Inc.*	20,359
328	HNI Corp.	8,226
138	Hubbell, Inc., Class B	6,454
598	IDEX Corp.	23,226
124	Ingersoll-Rand Co., Ltd., Class A	5,461
167	ITT Corp.	11,022
879	Jacobs Engineering Group, Inc.*	83,312
645	JB Hunt Transport Services, Inc.	22,472
800	Joy Global, Inc.	67,384
340	Kansas City Southern*	16,986
332	Kennametal, Inc.	12,832
393	Kirby Corp.*	21,874
310	L-3 Communications Holdings, Inc.	33,291
388	Landstar System, Inc.	21,619
48	Lennox International, Inc.	1,547
216	Lincoln Electric Holdings, Inc.	17,816
919	Manitowoc Co., Inc. (The)	35,749
587	Manpower, Inc.	36,981
161	Masco Corp.	2,985
1,640	McDermott International, Inc.*	101,729
927	Monster Worldwide, Inc.*	22,888
339	MSC Industrial Direct Co., Class A	18,476
1,286	Northwest Airlines Corp.*	9,079
546	Oshkosh Corp.	22,064
827	Pall Corp.	33,750
1,251	Pitney Bowes, Inc.	45,424
1,014	Precision Castparts Corp.	122,491
1,212	Quanta Services, Inc.*	38,832
1,038	Republic Services, Inc.	34,181
1,083	Robert Half International, Inc.	26,620
1,099	Rockwell Automation, Inc.	64,346
1,233	Rockwell Collins, Inc.	75,669
650	Roper Industries, Inc.	42,276
544	Shaw Group, Inc. (The)*	33,184
1,136	Southwest Airlines Co.	14,836

Shares		Value
	Common Stocks(a) (continued)
425	Spirit Aerosystems Holdings, Inc., Class A*	$12,678
444	Steelcase, Inc., Class A	5,594
646	Stericycle, Inc.*	37,662
183	SunPower Corp., Class A*	14,988
760	Terex Corp.*	54,226
1,836	Textron, Inc.	114,842
429	Thomas & Betts Corp.*	18,220
282	Toro Co.	11,021
1,330	Trane, Inc.	61,739
517	Trinity Industries, Inc.	21,119
549	UAL Corp.	4,688
132	URS Corp.*	6,311
729	UTi Worldwide, Inc.	17,321
316	WESCO International, Inc.*	14,002
415	WW Grainger, Inc.	37,873
		2,936,932
	Information Technology - 17.3%

2,087	Activision, Inc.*	70,436
467	Acxiom Corp.	6,851
1,810	Advanced Micro Devices, Inc.*	12,453
285	Affiliated Computer Services, Inc., Class A*	15,447
2,737	Agilent Technologies, Inc.*	102,336
1,215	Akamai Technologies, Inc.*	47,446
580	Alliance Data Systems Corp.*	34,823
2,264	Altera Corp.	52,389
1,457	Amdocs Ltd.*	47,076
1,318	Amphenol Corp., Class A	61,458
2,235	Analog Devices, Inc.	78,471
504	Arrow Electronics, Inc.*	15,453
1,700	Autodesk, Inc.*	69,972
646	Avnet, Inc.*	19,070
72	AVX Corp.	959
1,478	BMC Software, Inc.*	59,268
3,452	Broadcom Corp., Class A*	99,038
1,026	Broadridge Financial Solutions, Inc.	23,126
2,774	Brocade Communications Systems, Inc.*	22,358
1,896	CA, Inc.	50,320
530	Cadence Design Systems, Inc.*	6,159
629	Ciena Corp.*	19,222
1,398	Citrix Systems, Inc.*	47,854
2,118	Cognizant Technology Solutions Corp., Class A*	74,723
477	CommScope, Inc.*	26,163
1,638	Compuware Corp.*	16,691
165	Cree, Inc.*	4,194
1,107	Cypress Semiconductor Corp.*	30,863
485	Diebold, Inc.	19,138
291	Dolby Laboratories, Inc., Class A*	13,971
333	DST Systems, Inc.*	21,112
307	EchoStar Corp., Class A*	11,463
2,295	Electronic Arts, Inc.*	115,209
2,175	Electronic Data Systems Corp.	53,266
615	F5 Networks, Inc.*	18,481
316	Factset Research Systems, Inc.	20,448
37	Fair Isaac Corp.	935
376	Fairchild Semiconductor International, Inc.*	5,640
1,196	Fidelity National Information Services, Inc.	48,175
1,239	Fiserv, Inc.*	64,874
220	Genpact Ltd.*	3,190
595	Global Payments, Inc.	28,096
989	Harris Corp.	65,056
387	Hewitt Associates, Inc., Class A*	15,155
424	Integrated Device Technology, Inc.*	4,783
121	International Rectifier Corp.*	2,805
511	Intersil Corp., Class A	14,242
2,481	Intuit, Inc.*	71,850
1,304	Iron Mountain, Inc.*	39,159
851	Jabil Circuit, Inc.	10,825
885	JDS Uniphase Corp.*	10,947
2,716	Juniper Networks, Inc.*	74,744
1,253	Kla-Tencor Corp.	57,788
910	Lam Research Corp.*	37,037
379	Lexmark International, Inc., Class A*	13,970
1,636	Linear Technology Corp.	60,156
2,883	LSI Corp.*	20,959
3,479	Marvell Technology Group Ltd.*	60,395
587	Mastercard, Inc., Class A	181,178
1,175	McAfee, Inc.*	42,594
1,653	MEMC Electronic Materials, Inc.*	113,495
260	Mettler Toledo International, Inc.*	26,962
1,391	Microchip Technology, Inc.	51,244
1,817	Micron Technology, Inc.*	14,663
578	Molex, Inc.	16,092
615	MoneyGram International, Inc.	836
423	National Instruments Corp.	13,434
1,878	National Semiconductor Corp.	39,532
720	NAVTEQ Corp.*	55,087
154	NCR Corp.*	4,075
2,536	NetApp, Inc.*	61,828
559	NeuStar, Inc., Class A*	13,075
319	Novell, Inc.*	2,259
489	Novellus Systems, Inc.*	11,682
4,011	Nvidia Corp.*	99,072
2,358	Paychex, Inc.	81,469
903	QLogic Corp.*	14,258
595	Rambus, Inc.*	12,293
1,423	Red Hat, Inc.*	34,664
144	Riverbed Technology, Inc.*	2,585
700	Salesforce.com, Inc.*	50,617
999	SanDisk Corp.*	28,282
867	Sanmina-SCI Corp.*	1,301
1,353	Seagate Technology	28,981
359	Silicon Laboratories, Inc.*	13,229
1,066	Synopsys, Inc.*	28,089
166	Teradata Corp.*	4,484
646	Teradyne, Inc.*	8,876
1,454	Total System Services, Inc.	35,652
880	Trimble Navigation Ltd.*	35,059
546	Varian Semiconductor Equipment Associates, Inc.*	20,764
458	VeriFone Holdings, Inc.*	6,723
1,432	VeriSign, Inc.*	57,337
230	Vishay Intertechnology, Inc.*	2,318
56	WebMD Health Corp., Class A*	1,682
487	Western Digital Corp.*	18,277
2,195	Xilinx, Inc.	59,704
479	Zebra Technologies Corp., Class A*	18,010
		3,410,250
	Materials - 4.8%

752	Air Products & Chemicals, Inc.	76,644
542	Airgas, Inc.	32,070
820	AK Steel Holding Corp.	58,220
588	Albemarle Corp.	26,148
753	Allegheny Technologies, Inc.	56,475
752	Ball Corp.	40,834
359	Cabot Corp.	11,502
201	Carpenter Technology Corp.	11,095
604	Celanese Corp., Class A	29,415

Shares		Value
	Common Stocks(a) (continued)
112	Chemtura Corp.	$978
666	Cleveland-Cliffs, Inc.	71,062
1,205	Crown Holdings, Inc.*	34,764
1,794	Domtar Corp.*	12,325
327	Eagle Materials, Inc.	11,723
1,288	Ecolab, Inc.	57,741
444	International Flavors & Fragrances, Inc.	18,630
134	Lubrizol Corp.	7,517
314	Martin Marietta Materials, Inc.	36,641
489	Mosaic Co. (The)*	61,281
1,064	Nalco Holding Co.	25,876
1,151	Owens-Illinois, Inc.*	65,860
682	Packaging Corp. of America	17,759
961	Pactiv Corp.*	23,669
49	Reliance Steel & Aluminum Co.	3,331
549	Rohm & Haas Co.	29,635
766	RPM International, Inc.	18,790
60	Scotts Miracle-Gro Co. (The), Class A	1,692
164	Sealed Air Corp.	3,995
292	Sigma-Aldrich Corp.	17,158
469	Steel Dynamics, Inc.	16,931
568	Titanium Metals Corp.	9,883
89	Valspar Corp.	2,008
769	Vulcan Materials Co.	59,159
		950,811
	Telecommunication Services - 2.1%

2,916	American Tower Corp., Class A*	133,320
420	Citizens Communications Co.	4,897
1,397	Crown Castle International Corp.*	59,359
376	Leap Wireless International, Inc.*	21,605
11,272	Level 3 Communications, Inc.*	38,663
424	MetroPCS Communications, Inc.*	9,006
1,274	NII Holdings, Inc.*	63,955
799	SBA Communications Corp., Class A*	29,739
339	Telephone & Data Systems, Inc.	16,160
42	US Cellular Corp.*	2,630
1,830	Windstream Corp.	24,412
		403,746
	Utilities - 3.1%

4,919	AES Corp. (The)*	95,822
1,221	Allegheny Energy, Inc.	66,850
66	Aqua America, Inc.	1,127
2,363	Centerpoint Energy, Inc.	40,029
1,031	Constellation Energy Group, Inc.	88,903
448	DPL, Inc.	12,732
401	Dynegy, Inc., Class A*	3,777
733	Equitable Resources, Inc.	51,479
1,080	Mirant Corp.*	43,870
1,437	NRG Energy, Inc.*	59,765
2,121	PPL Corp.	108,829
434	Questar Corp.	27,871
251	Sierra Pacific Resources	3,407
		604,461
	Total Common Stocks (Cost $16,368,450)	$17,596,918

Principal Amount		Value
	Repurchase Agreements - 9.3%
$3,806	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $3,807(b)	$3,806
11,571	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $11,573(d)	11,571
697,826	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $697,963(c)	697,826
634,387	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $634,504(e)	634,387
3,418	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,419(f)	3,418
482,134	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $482,226(g)	482,134
	Total Repurchase Agreements (Cost $1,833,142)	1,833,142
	Total Investments (Cost $18,201,592) — 98.7%	19,430,060
	Other assets less liabilities — 1.3%	252,378
	Net Assets — 100.0%	$19,682,438

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $3,882. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $711,784.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $11,803. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $647,075.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $3,486. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $491,778. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,312,876
Aggregate gross unrealized depreciation	(435,139)
Net unrealized appreciation	$877,737
Federal income tax cost of investments	$18,552,323

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	06/06/08	$8,632,769	$173,617

Equity Index Swap Agreement based on the Russell MidCap® Growth Index	06/06/08	12,875,436	132,847
			$306,464

Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 Value

Shares		Value
	Common Stocks(a) - 87.3%
	Consumer Discretionary - 9.5%

317	99 Cents Only Stores*	$2,653
48	A.C. Moore Arts & Crafts, Inc.*	336
278	Aaron Rents, Inc.	6,224
156	AFC Enterprises*	1,560
335	Aftermarket Technology Corp.*	7,501
259	AH Belo Corp., Class A	2,460
86	Ambassadors International, Inc.*	544
685	American Axle & Manufacturing Holdings, Inc.	12,734
747	American Greetings Corp., Class A	13,939
11	American Public Education, Inc.*	408
221	Ameristar Casinos, Inc.	3,938
184	Arctic Cat, Inc.	1,455
1,094	ArvinMeritor, Inc.	16,377
392	Asbury Automotive Group, Inc.	6,456
257	Audiovox Corp., Class A*	2,740
88	Avatar Holdings, Inc.*	3,051
599	Beazer Homes USA, Inc.	4,163
1,297	Belo Corp., Class A	12,399
20	Benihana, Inc., Class A*	179
2,942	Blockbuster, Inc., Class A*	9,561
325	Bluegreen Corp.*	2,311
319	Blyth, Inc.	6,208
478	Bob Evans Farms, Inc.	13,915
108	Bon-Ton Stores, Inc. (The)	719
213	Books-A-Million, Inc.	1,600
897	Borders Group, Inc.	5,508
173	Brookfield Homes Corp.	2,612
360	Brown Shoe Co., Inc.	6,080
450	Building Materials Holding Corp.	1,206
517	Cabela’s, Inc.*	7,160
43	Cache, Inc.*	546
1,015	Callaway Golf Co.	12,890
193	Carmike Cinemas, Inc.	1,602
47	Casual Male Retail Group, Inc.*	192
317	Cato Corp. (The), Class A	4,977
134	CBRL Group, Inc.	3,946
181	CEC Entertainment, Inc.*	6,541
80	Central European Distribution Corp.*	5,709
183	Champion Enterprises, Inc.*	1,528
1,788	Charming Shoppes, Inc.*	10,388
6,260	Charter Communications, Inc., Class A*	9,953
31	Cherokee, Inc.	844
145	Churchill Downs, Inc.	6,197
232	Cinemark Holdings, Inc.	3,357
1,769	Citadel Broadcasting Corp.	3,113
48	CKX, Inc.*	507
306	Coinstar, Inc.*	11,659
553	Collective Brands, Inc.*	6,265
164	Columbia Sportswear Co.	7,186
175	Conn’s, Inc.*	3,022
945	Cooper Tire & Rubber Co.	10,376
140	Core-Mark Holding Co., Inc.*	4,066
472	Cox Radio, Inc., Class A*	6,018
112	Crown Media Holdings, Inc., Class A*	562
634	CSK Auto Corp.*	7,310
120	CSS Industries, Inc.	3,538
233	Cumulus Media, Inc., Class A*	1,223
228	DG FastChannel, Inc.*	4,478
77	Dolan Media Co.*	1,432
626	Domino’s Pizza, Inc.*	8,426
165	Dress Barn, Inc.*	2,553
467	Eddie Bauer Holdings, Inc.*	2,158
461	Emmis Communications Corp., Class A*	1,369
466	Entercom Communications Corp., Class A	4,511
521	Entravision Communications Corp., Class A*	2,782
342	Ethan Allen Interiors, Inc.	9,590
1,142	Exide Technologies*	18,832
83	FGX International Holdings Ltd.*	856
651	Finish Line, Class A*	5,162
96	Fisher Communications, Inc.*	3,372
614	Fred’s, Inc., Class A	7,706
293	FTD Group, Inc.	4,322
741	Furniture Brands International, Inc.	10,418
13	G-III Apparel Group Ltd.*	216
65	Gaiam, Inc., Class A*	1,008
36	Gander Mountain Co.*	151
342	GateHouse Media, Inc.	1,433
356	Gaylord Entertainment Co.*	10,114
58	Genesco, Inc.*	1,664
641	Gray Television, Inc.	2,577
470	Great Wolf Resorts, Inc.*	3,267
349	Group 1 Automotive, Inc.	9,088
362	Harris Interactive, Inc.*	688
284	Haverty Furniture Cos., Inc.	2,988
464	Helen of Troy Ltd.*	8,292
104	hhgregg, Inc.*	1,142
158	Hooker Furniture Corp.	3,188
335	HOT Topic, Inc.*	1,759
709	Hovnanian Enterprises, Inc., Class A*	5,573
151	IHOP Corp.*	7,080
358	Interactive Data Corp.	9,859
188	INVESTools, Inc.*	1,508
221	Isle of Capri Casinos, Inc.*	1,514
414	Jack in the Box, Inc.*	10,172
76	Jackson Hewitt Tax Service, Inc.	1,066
431	Jakks Pacific, Inc.*	10,172
797	Jamba, Inc.*	1,849
346	Jo-Ann Stores, Inc.*	7,788
628	Journal Communications, Inc., Class A	3,680
13	K12, Inc.*	350
142	Kenneth Cole Productions, Inc., Class A	2,215
194	Knology, Inc.*	2,877
267	K-Swiss, Inc., Class A	4,277
133	Lakes Entertainment, Inc.*	741
191	Landry’s Restaurants, Inc.	3,134
787	La-Z-Boy, Inc.	4,997
527	Leapfrog Enterprises, Inc.*	4,353
784	Lear Corp.*	20,188
705	Lee Enterprises, Inc.	4,794
206	Libbey, Inc.	2,375
125	Lifetime Brands, Inc.	876
418	Lin TV Corp., Class A*	3,825
20	Lincoln Educational Services Corp.*	248
243	Lithia Motors, Inc., Class A	1,660
1,039	Live Nation, Inc.*	15,741
101	LodgeNet Interactive Corp.*	658
261	Lodgian, Inc.*	2,349
84	Lululemon Athletica, Inc.*	2,687
185	M/I Homes, Inc.	3,176
617	Magna Entertainment Corp., Class A*	265
137	Maidenform Brands, Inc.*	2,060
208	Marcus Corp.	3,584
153	Marine Products Corp.	1,250
250	MarineMax, Inc.*	2,447
250	Marvel Entertainment, Inc.*	8,508
15	McCormick & Schmick’s Seafood Restaurants, Inc.*	143
339	Media General, Inc., Class A	5,166

Shares		Value
	Common Stocks(a) (continued)
737	Mediacom Communications Corp., Class A*	$4,577
470	Meritage Homes Corp.*	8,131
497	Modine Manufacturing Co.	7,823
459	Monaco Coach Corp.	2,102
32	Monro Muffler, Inc.	593
96	Morton’s Restaurant Group, Inc.*	782
264	Movado Group, Inc.	5,861
353	Multimedia Games, Inc.*	1,920
68	National Presto Industries, Inc.	4,535
302	Nautilus, Inc.	2,032
117	Nexstar Broadcasting Group, Inc., Class A*	673
340	O’Charleys, Inc.	3,774
200	Orbitz Worldwide, Inc.*	1,552
212	Oxford Industries, Inc.	5,796
199	Pacific Sunwear of California*	1,891
150	Palm Harbor Homes, Inc.*	1,136
126	Papa John’s International, Inc.*	3,708
502	PEP Boys-Manny Moe & Jack	4,508
174	Perry Ellis International, Inc.*	4,743
1,353	Pier 1 Imports, Inc.*	9,755
422	Pinnacle Entertainment, Inc.*	5,853
338	Playboy Enterprises, Inc., Class B*	2,025
81	Polaris Industries, Inc.	3,865
675	Primedia, Inc.	3,841
1,318	Quiksilver, Inc.*	11,256
1,172	Radio One, Inc., Class D*	1,371
275	RC2 Corp.*	5,310
468	RCN Corp.*	5,667
679	Regis Corp.	20,601
1,022	Rent-A-Center, Inc.*	21,442
71	Riviera Holdings Corp.*	1,150
162	Ruby Tuesday, Inc.	1,212
255	Russ Berrie & Co., Inc.*	3,083
141	Salem Communications Corp., Class A	348
76	Sauer-Danfoss, Inc.	2,370
471	Scholastic Corp.*	14,648
210	Sealy Corp.	1,306
95	Shoe Carnival, Inc.*	1,387
397	Sinclair Broadcast Group, Inc., Class A	3,561
1,081	Six Flags, Inc.*	2,216
104	Skyline Corp.	2,779
448	Sonic Automotive, Inc., Class A	8,355
425	Source Interlink Cos, Inc.*	506
300	Spanish Broadcasting System, Inc., Class A*	423
213	Speedway Motorsports, Inc.	5,429
585	Stage Stores, Inc.	7,903
241	Standard Motor Products, Inc.	2,048
992	Standard Pacific Corp.	3,115
436	Steak N Shake Co. (The)*	2,952
356	Stein Mart, Inc.	2,054
61	Steiner Leisure Ltd.*	2,358
123	Steinway Musical Instruments, Inc.*	3,376
136	Steven Madden Ltd.*	2,787
1,455	Stewart Enterprises, Inc., Class A	10,039
217	Stoneridge, Inc.*	3,630
350	Superior Industries International, Inc.	7,196
65	Syntax-Brillian Corp.*	52
67	Systemax, Inc.	1,298
355	Talbots, Inc.	2,570
213	Tarragon Corp.*	437
548	Tenneco, Inc.*	13,141
461	Timberland Co., Class A*	8,487
18	Town Sports International Holdings, Inc.*	150
476	Trump Entertainment Resorts, Inc.*	1,666
460	Tuesday Morning Corp.*	2,383
475	Tupperware Brands Corp.	18,192
59	Ulta Salon Cosmetics & Fragrance, Inc.*	841
219	Unifirst Corp.	10,512
373	Valassis Communications, Inc.*	5,927
67	ValueVision Media, Inc., Class A*	295
965	Visteon Corp.*	3,899
345	Warnaco Group, Inc. (The)*	16,626
473	WCI Communities, Inc.*	899
226	West Marine, Inc.*	1,017
121	Westwood One, Inc.*	207
113	Weyco Group, Inc.	3,251
34	Winnebago Industries	507
351	Wolverine World Wide, Inc.	10,077
544	Zale Corp.*	11,848
		957,895
	Consumer Staples - 3.0%

238	Andersons, Inc. (The)	10,082
20	Boston Beer Co., Inc., Class A*	796
180	Cal-Maine Foods, Inc.	5,616
774	Casey’s General Stores, Inc.	16,943
1,070	Central Garden and Pet Co., Class A*	7,982
28	Chattem, Inc.*	1,742
650	Chiquita Brands International, Inc.*	15,821
374	Elizabeth Arden, Inc.*	5,614
103	Farmer Bros Co.	2,457
680	Flowers Foods, Inc.	19,128
470	Fresh Del Monte Produce, Inc.*	13,884
281	Great Atlantic & Pacific Tea Co.*	7,005
608	Hain Celestial Group, Inc.*	17,492
180	Imperial Sugar Co.	2,610
27	Ingles Markets, Inc., Class A	658
19	Inter Parfums, Inc.	478
69	J&J Snack Foods Corp.	2,004
29	Lancaster Colony Corp.	950
341	Lance, Inc.	7,130
26	Longs Drug Stores Corp.	1,233
139	MGP Ingredients, Inc.	1,029
107	Nash Finch Co.	4,092
259	Nu Skin Enterprises, Inc., Class A	4,439
210	Pantry, Inc. (The)*	2,562
689	Pilgrim’s Pride Corp.	17,914
519	Prestige Brands Holdings, Inc.*	5,662
139	Pricesmart, Inc.	3,272
292	Ralcorp Holdings, Inc.*	17,520
182	Reddy Ice Holdings, Inc.	2,266
630	Ruddick Corp.	22,384
101	Sanderson Farms, Inc.	5,043
214	Spartan Stores, Inc.	5,132
599	Spectrum Brands, Inc.*	2,492
49	Tiens Biotech Group USA, Inc.*	90
432	Tootsie Roll Industries, Inc.	11,072
478	TreeHouse Foods, Inc.*	12,490
414	Universal Corp.	20,539
174	Vector Group Ltd.	3,040
47	Village Super Market, Class A	2,202
152	WD-40 Co.	5,265
190	Weis Markets, Inc.	6,557
496	Winn-Dixie Stores, Inc.*	8,953
		303,640
	Energy - 7.4%

385	Allis-Chalmers Energy, Inc.*	6,610
25	Approach Resources, Inc.*	561
177	Aventine Renewable Energy Holdings, Inc.*	995

Shares		Value
	Common Stocks(a) (continued)
168	Basic Energy Services, Inc.*	$4,833
364	Berry Petroleum Co., Class A	19,656
99	Bill Barrett Corp.*	5,329
38	Bois d’Arc Energy, Inc.*	930
699	Brigham Exploration Co.*	10,184
310	Bristow Group, Inc.*	16,204
399	Bronco Drilling Co., Inc.*	7,254
313	Cal Dive International, Inc.*	4,376
318	Callon Petroleum Co.*	8,243
90	Clayton Williams Energy, Inc.*	8,484
177	Comstock Resources, Inc.*	10,151
66	Concho Resources, Inc.*	2,105
58	CVR Energy, Inc.*	1,547
9	Dawson Geophysical Co.*	615
79	Delek U.S. Holdings, Inc.	1,029
436	Edge Petroleum Corp.*	2,293
814	Encore Acquisition Co.*	54,367
433	Energy Partners Ltd.*	6,525
827	Evergreen Energy, Inc.*	1,819
944	EXCO Resources, Inc.*	23,543
924	Exterran Holdings, Inc.*	67,932
438	General Maritime Corp.	12,365
277	GeoMet, Inc.*	2,282
416	Golar LNG Ltd.	7,642
2,608	Grey Wolf, Inc.*	20,421
16	Gulf Island Fabrication, Inc.	662
350	Gulfmark Offshore, Inc.*	23,496
534	Harvest Natural Resources, Inc.*	5,949
352	Hornbeck Offshore Services, Inc.*	18,550
897	International Coal Group, Inc.*	9,033
14	Knightsbridge Tankers Ltd.	473
621	Mariner Energy, Inc.*	20,307
350	McMoRan Exploration Co.*	11,172
1,369	Meridian Resource Corp.*	3,039
190	Newpark Resources*	1,340
522	Nordic American Tanker Shipping	19,972
754	Oil States International, Inc.*	44,049
2,137	Oilsands Quest, Inc.*	9,766
192	Pacific Ethanol, Inc.*	680
345	Parker Drilling Co.*	3,084
343	Penn Virginia Corp.	21,616
1,616	PetroHawk Energy Corp.*	47,478
197	Petroleum Development Corp.*	13,613
101	PHI, Inc. (Non-Voting)*	3,961
760	Pioneer Drilling Co.*	13,536
89	Rex Energy Corp.*	1,990
358	Rosetta Resources, Inc.*	9,641
429	Stone Energy Corp.*	28,992
268	Sulphco, Inc.*	986
64	Superior Well Services, Inc.*	1,583
458	Swift Energy Co.*	26,399
6	T-3 Energy Services, Inc.*	388
39	Teekay Tankers Ltd., Class A	854
231	Toreador Resources Corp.*	2,130
192	Trico Marine Services, Inc.*	7,371
211	Union Drilling, Inc.*	3,963
424	Uranium Resources, Inc.*	1,887
1,646	USEC, Inc.*	11,473
905	Vaalco Energy, Inc.*	6,661
139	VeraSun Energy Corp.*	945
45	Warren Resources, Inc.*	608
644	Whiting Petroleum Corp.*	60,233
104	World Fuel Services Corp.	2,505
		748,680
	Financials - 27.1%

211	1st Source Corp.	4,608
125	Abington Bancorp, Inc.	1,254
66	Advance America Cash Advance Centers, Inc.	458
294	Advanta Corp., Class B	2,558
119	Agree Realty Corp. (REIT)	3,101
934	Alesco Financial, Inc. (REIT)	2,484
244	Alexandria Real Estate Equities, Inc. (REIT)	25,449
378	Alternative Asset Management Acquisition Corp.*	3,531
336	Amcore Financial, Inc.	3,293
560	American Campus Communities, Inc. (REIT)	17,035
871	American Equity Investment Life Holding Co.	9,206
127	American Physicians Capital, Inc.	5,781
263	AmericanWest Bancorp	881
207	Ameris Bancorp	2,873
288	Amerisafe, Inc.*	4,576
313	Ampal-American Israel Corp., Class A*	1,778
94	Amtrust Financial Services, Inc.	1,406
300	Anchor Bancorp Wisconsin, Inc.	4,209
1,056	Anthracite Capital, Inc. (REIT)	9,895
1,263	Anworth Mortgage Asset Corp. (REIT)	8,929
2,169	Apollo Investment Corp.	39,150
207	Arbor Realty Trust, Inc. (REIT)	2,908
1,419	Ares Capital Corp.	17,581
450	Argo Group International Holdings Ltd.*	17,365
1,623	Ashford Hospitality Trust, Inc. (REIT)	9,965
1,350	Aspen Insurance Holdings Ltd.	34,506
228	Asset Acceptance Capital Corp.	3,213
1,391	Assured Guaranty Ltd.	32,132
57	Asta Funding, Inc.	466
125	Baldwin & Lyons, Inc., Class B	2,714
122	Bancfirst Corp.	5,298
417	Banco Latinoamericano de Exportaciones S.A., Class E	7,560
174	Bancorp, Inc./DE*	1,853
763	Bank Mutual Corp.	8,462
39	Bank of the Ozarks, Inc.	950
640	BankAtlantic Bancorp, Inc., Class A	1,126
337	BankFinancial Corp.	5,018
489	BankUnited Financial Corp., Class A	1,540
237	Banner Corp.	4,311
508	Beneficial Mutual Bancorp, Inc.*	5,862
164	Berkshire Hills Bancorp, Inc.	4,151
431	BGC Partners, Inc., Class A*	3,845
1,099	BioMed Realty Trust, Inc. (REIT)	28,882
108	BlackRock Kelso Capital Corp.	1,292
567	Boston Private Financial Holdings, Inc.	4,780
892	Brookline Bancorp, Inc.	8,965
113	BRT Realty Trust (REIT)	1,459
288	Calamos Asset Management, Inc., Class A	5,826
183	Capital City Bank Group, Inc.	4,897
146	Capital Corp. of the West	851
47	Capital Southwest Corp.	5,663
267	Capital Trust, Inc./NY, Class A (REIT)	7,730
218	Capitol Bancorp Ltd.	3,375
666	CapLease, Inc. (REIT)	5,521
102	Cardtronics, Inc.*	1,006
309	Cascade Bancorp	2,710
24	Cash America International, Inc.	858
121	Castlepoint Holdings Ltd.	1,306
784	Cathay General Bancorp	12,058
447	CBRE Realty Finance, Inc. (REIT)	1,792
677	Cedar Shopping Centers, Inc. (REIT)	8,259

Shares		Value
	Common Stocks(a) (continued)
154	Center Financial Corp.	$1,441
348	Centerline Holding Co.	860
440	Central Pacific Financial Corp.	6,565
380	Chemical Financial Corp.	9,272
379	Chimera Investment Corp. (REIT)	5,253
1,160	Citizens Republic Bancorp, Inc.	6,426
523	Citizens, Inc./TX*	3,462
186	City Bank/Lynwood, WA	2,693
248	City Holding Co.	10,669
161	Clayton Holdings, Inc.*	948
171	Clifton Savings Bancorp, Inc.	1,742
253	CNA Surety Corp.*	3,701
139	CoBiz Financial, Inc.	1,471
274	Columbia Banking System, Inc.	7,324
749	Commerce Group, Inc.	27,541
160	Community Bancorp*	1,278
461	Community Bank System, Inc.	11,124
233	Community Trust Bancorp, Inc.	7,139
324	Compass Diversified Holdings	4,439
112	CompuCredit Corp.*	1,028
538	Corporate Office Properties Trust SBI MD (REIT)	20,396
596	Corus Bankshares, Inc.	3,427
224	Cowen Group, Inc.*	1,779
389	Crawford & Co., Class B*	2,326
383	Crystal River Capital, Inc. (REIT)	2,137
1,016	CVB Financial Corp.	10,770
39	Darwin Professional Underwriters, Inc.*	1,109
2,580	DCT Industrial Trust, Inc. (REIT)	25,155
665	Delphi Financial Group, Inc., Class A	19,212
1,448	DiamondRock Hospitality Co. (REIT)	19,852
377	Dime Community Bancshares	6,854
204	Donegal Group, Inc., Class A	3,654
323	Downey Financial Corp.	2,171
323	DuPont Fabros Technology, Inc. (REIT)	6,538
68	EastGroup Properties, Inc. (REIT)	3,232
428	Education Realty Trust, Inc. (REIT)	5,585
91	EMC Insurance Group, Inc.	2,551
760	Employers Holdings, Inc.	14,508
207	Encore Capital Group, Inc.*	2,188
342	Energy Infrastructure Acquisition Corp.*	3,461
44	Enterprise Financial Services Corp.	882
469	Entertainment Properties Trust (REIT)	25,818
557	Equity One, Inc. (REIT)	12,928
139	Evercore Partners, Inc., Class A	2,024
1,247	Extra Space Storage, Inc. (REIT)	20,763
220	FBL Financial Group, Inc., Class A	5,907
337	FBR Capital Markets Corp. (REIT)*	1,729
158	Federal Agricultural Mortgage Corp., Class C	4,576
390	Financial Federal Corp.	9,473
262	First Acceptance Corp.*	917
211	First Bancorp/North Carolina	3,547
1,417	First Bancorp/Puerto Rico	14,255
362	First Busey Corp.	6,596
538	First Charter Corp.	16,560
1,134	First Commonwealth Financial Corp.	12,723
154	First Community Bancshares, Inc./VA	5,234
509	First Financial Bancorp	5,798
299	First Financial Bankshares, Inc.	13,694
202	First Financial Corp./IN	6,616
183	First Financial Holdings, Inc.	4,590
272	First Industrial Realty Trust, Inc. (REIT)	8,522
281	First Merchants Corp.	6,955
90	First Mercury Financial Corp.*	1,589
762	First Midwest Bancorp, Inc./IL	19,888
1,623	First Niagara Financial Group, Inc.	22,998
251	First Place Financial Corp./OH	3,195
371	First Potomac Realty Trust (REIT)	6,470
128	First Regional Bancorp/CA*	1,366
313	First State Bancorporation/NM	2,426
209	FirstFed Financial Corp.*	3,081
1,233	FirstMerit Corp.	24,919
681	Flagstar Bancorp, Inc.	3,235
210	Flagstone Reinsurance Holdings Ltd.	2,730
323	Flushing Financial Corp.	6,337
1,316	FNB Corp./PA	19,727
140	Fpic Insurance Group, Inc.*	6,371
388	Franklin Bank Corp./TX*	396
912	Franklin Street Properties Corp. (REIT)	13,470
2,258	Friedman Billings Ramsey Group, Inc., Class A (REIT)	4,335
592	Frontier Financial Corp.	8,702
10	FX Real Estate and Entertainment, Inc.*	39
63	GAMCO Investors, Inc., Class A	3,345
807	Glacier Bancorp, Inc.	16,737
316	Gladstone Capital Corp.	5,618
481	GMH Communities Trust (REIT)	3,531
623	Gramercy Capital Corp./New York (REIT)	10,435
159	Great Southern Bancorp, Inc.	1,836
175	Green Bankshares, Inc.	3,390
146	Greenlight Capital Re Ltd., Class A*	2,878
781	Guaranty Bancorp*	4,678
70	Hallmark Financial Services*	889
410	Hancock Holding Co.	18,241
584	Hanmi Financial Corp.	3,738
226	Harleysville Group, Inc.	8,816
444	Harleysville National Corp.	6,021
776	Healthcare Realty Trust, Inc. (REIT)	20,603
195	Heartland Financial USA, Inc.	4,563
491	Heckmann Corp.*	4,228
496	Hercules Technology Growth Capital, Inc.	5,144
184	Heritage Commerce Corp.	2,929
625	Hersha Hospitality Trust (REIT)	5,944
252	HFF, Inc., Class A*	1,706
504	Hicks Acquisition Co. I, Inc.*	4,667
255	Highwoods Properties, Inc. (REIT)	9,180
527	Hilb Rogal & Hobbs Co.	16,316
727	Hilltop Holdings, Inc.*	7,633
187	Home Bancshares, Inc./Conway AR	4,301
117	Home Properties, Inc. (REIT)	5,990
622	Horace Mann Educators Corp.	10,132
188	Horizon Financial Corp.	2,034
178	IBERIABANK Corp.	9,388
1,165	IMPAC Mortgage Holdings, Inc. (REIT)*	1,270
84	Imperial Capital Bancorp, Inc.	842
97	Independence Holding Co.	1,328
346	Independent Bank Corp./MI	2,079
249	Independent Bank Corp./Rockland MA	7,296
251	Infinity Property & Casualty Corp.	10,120
726	Inland Real Estate Corp. (REIT)	11,398
318	Integra Bank Corp.	4,570
340	Interactive Brokers Group, Inc.*	11,074
785	International Bancshares Corp.	19,892
782	Investors Bancorp, Inc.*	11,175
865	Investors Real Estate Trust (REIT)	9,048
854	IPC Holdings Ltd.	24,254
288	Irwin Financial Corp.	1,184
193	JER Investors Trust, Inc. (REIT)	1,733
71	Kansas City Life Insurance Co.	3,730
153	Kayne Anderson Energy Development Co.	3,652

Shares		Value
	Common Stocks(a) (continued)
443	KBW, Inc.*	$10,907
328	Kearny Financial Corp.	3,818
5	K-Fed Bancorp	57
300	Kite Realty Group Trust (REIT)	4,170
875	Knight Capital Group, Inc., Class A*	15,584
255	Kohlberg Capital Corp.	3,404
814	LaBranche & Co., Inc.*	5,454
307	Lakeland Bancorp, Inc.	4,525
187	Lakeland Financial Corp.	4,475
238	LandAmerica Financial Group, Inc.	7,088
614	LaSalle Hotel Properties (REIT)	20,151
939	Lexington Realty Trust (REIT)	14,639
362	LTC Properties, Inc. (REIT)	10,064
237	Macatawa Bank Corp.	2,131
326	Maguire Properties, Inc. (REIT)	5,121
287	MainSource Financial Group, Inc.	4,816
580	Marathon Acquisition Corp.*	4,553
43	Maui Land & Pineapple Co., Inc.*	1,242
859	Max Capital Group Ltd.	20,719
530	MB Financial, Inc.	15,089
1,158	MCG Capital Corp.	6,635
491	Meadowbrook Insurance Group, Inc.	3,373
991	Medical Properties Trust, Inc. (REIT)	12,100
701	Meruelo Maddux Properties, Inc.*	1,963
2,323	MFA Mortgage Investments, Inc. (REIT)	16,888
338	Midwest Banc Holdings, Inc.	2,968
301	Mission West Properties, Inc. (REIT)	3,531
1,467	Montpelier Re Holdings Ltd.	24,602
372	MVC Capital, Inc.	5,699
343	Nara Bancorp, Inc.	4,363
58	NASB Financial, Inc.	1,482
190	National Financial Partners Corp.	4,640
333	National Health Investors, Inc. (REIT)	10,323
60	National Interstate Corp.	1,378
1,187	National Penn Bancshares, Inc.	20,321
1,096	National Retail Properties, Inc. (REIT)	24,890
35	National Western Life Insurance Co., Class A	8,252
163	Nationwide Health Properties, Inc. (REIT)	5,563
201	Navigators Group, Inc.*	10,148
494	NBT Bancorp, Inc.	12,113
248	Nelnet, Inc., Class A	3,271
905	NewAlliance Bancshares, Inc.	12,127
636	Newcastle Investment Corp. (REIT)	6,309
142	NewStar Financial, Inc.*	764
325	NGP Capital Resources Co.	5,372
281	Northfield Bancorp, Inc.*	3,153
940	NorthStar Realty Finance Corp. (REIT)	9,400
281	Northwest Bancorp, Inc.	6,893
378	NRDC Acquisition Corp.*	3,515
376	NTR Acquisition Co.*	3,632
89	NYMAGIC, Inc.	2,021
544	Ocwen Financial Corp.*	3,830
410	Odyssey Re Holdings Corp.	15,391
1,017	Old National Bancorp/IN	17,777
210	Old Second Bancorp, Inc.	3,988
317	Oriental Financial Group, Inc.	5,769
103	Oritani Financial Corp.*	1,607
720	Pacific Capital Bancorp N.A.	14,357
373	PacWest Bancorp	7,863
185	Park National Corp.	13,117
243	Parkway Properties, Inc./MD (REIT)	9,239
316	Patriot Capital Funding, Inc.	3,214
85	PennantPark Investment Corp.	693
492	Pennsylvania Real Estate Investment Trust (REIT)	13,210
12	Penson Worldwide, Inc.*	161
161	Peoples Bancorp, Inc./OH	3,814
347	PFF Bancorp, Inc.	427
820	PHH Corp.*	15,441
1,748	Phoenix Cos, Inc. (The)	17,707
233	Pico Holdings, Inc.*	9,660
153	Pinnacle Financial Partners, Inc.*	4,114
287	Piper Jaffray Cos.*	10,906
749	Platinum Underwriters Holdings Ltd.	26,567
500	PMA Capital Corp., Class A*	4,990
556	Post Properties, Inc. (REIT)	19,744
598	Potlatch Corp. (REIT)	28,907
121	Preferred Bank/Los Angeles CA	1,079
331	Presidential Life Corp.	5,832
556	Primus Guaranty Ltd.*	2,530
106	PrivateBancorp, Inc.	4,015
511	ProAssurance Corp.*	26,179
402	Prospect Capital Corp.	5,813
544	Prosperity Bancshares, Inc.	17,375
494	Provident Bankshares Corp.	4,723
947	Provident Financial Services, Inc.	14,896
615	Provident New York Bancorp	8,001
66	Pzena Investment Management, Inc., Class A	868
26	QC Holdings, Inc.	216
970	RAIT Financial Trust (REIT)	8,633
279	RAM Holdings Ltd.*	349
102	Ramco-Gershenson Properties Trust (REIT)	2,280
1,547	Realty Income Corp. (REIT)	37,901
381	Redwood Trust, Inc. (REIT)	12,859
324	Renasant Corp.	7,523
145	Republic Bancorp, Inc./Kentucky, Class A	3,611
202	Resource America, Inc., Class A	2,028
337	Resource Capital Corp. (REIT)	3,073
156	Riskmetrics Group, Inc.*	3,234
298	RLI Corp.	15,240
136	Rockville Financial, Inc.	1,882
155	Roma Financial Corp.	2,297
83	Royal Bancshares of Pennsylvania, Class A	789
380	S & T Bancorp, Inc.	12,354
249	Safety Insurance Group, Inc.	9,626
285	Sanders Morris Harris Group, Inc.	2,081
241	Sandy Spring Bancorp, Inc.	6,382
67	Santander BanCorp	935
156	SCBT Financial Corp.	5,195
319	SeaBright Insurance Holdings, Inc.*	4,887
227	Seacoast Banking Corp of Florida	2,440
304	Security Bank Corp./Georgia	1,672
840	Selective Insurance Group	18,379
1,454	Senior Housing Properties Trust (REIT)	32,293
23	Signature Bank/NY*	656
216	Simmons First National Corp., Class A	6,573
1,136	South Financial Group, Inc. (The)	6,259
166	Southside Bancshares, Inc.	3,634
219	Southwest Bancorp, Inc./OK	3,714
332	Sovran Self Storage, Inc. (REIT)	14,671
221	State Auto Financial Corp.	6,089
286	Sterling Bancorp/NY	4,196
1,140	Sterling Bancshares, Inc./TX	11,651
785	Sterling Financial Corp.	6,971
263	Stewart Information Services Corp.	6,220
1,139	Strategic Hotels & Resorts, Inc. (REIT)	15,661
76	Stratus Properties, Inc.*	2,013
26	Suffolk Bancorp	875

Shares		Value
	Common Stocks(a) (continued)
253	Sun Bancorp, Inc./NJ*	$2,768
900	Sunstone Hotel Investors, Inc. (REIT)	17,325
75	Superior Bancorp*	1,111
1,304	Susquehanna Bancshares, Inc.	25,102
401	SVB Financial Group*	20,551
300	SWS Group, Inc.	5,544
179	SY Bancorp, Inc.	4,516
84	Taylor Capital Group, Inc.	1,079
315	Texas Capital Bancshares, Inc.*	5,708
330	Thomas Weisel Partners Group, Inc.*	2,251
327	TICC Capital Corp.	2,158
277	TierOne Corp.	1,986
101	Tompkins Financial Corp.	4,585
175	Triad Guaranty, Inc.*	387
215	Trico Bancshares	3,543
438	Triplecrown Acquisition Corp.*	4,025
750	Trustmark Corp.	14,970
1,530	UCBH Holdings, Inc.	7,466
474	UMB Financial Corp.	24,729
938	Umpqua Holdings Corp.	13,076
204	Union Bankshares Corp./VA	4,090
351	United America Indemnity Ltd., Class A*	5,114
551	United Bankshares, Inc.	15,643
637	United Community Banks, Inc./GA	6,663
411	United Community Financial Corp./OH	2,495
335	United Fire & Casualty Co.	12,090
121	Universal Health Realty Income Trust (REIT)	4,127
199	Univest Corp. of Pennsylvania	4,887
324	Urstadt Biddle Properties, Inc., Class A (REIT)	5,605
710	U-Store-It Trust (REIT)	9,024
216	Validus Holdings Ltd.	4,519
178	ViewPoint Financial Group	2,882
40	Virginia Commerce Bancorp*	242
211	Waddell & Reed Financial, Inc., Class A	7,461
175	Washington Trust Bancorp, Inc.	4,142
138	Wauwatosa Holdings, Inc.*	1,804
386	WesBanco, Inc.	8,492
240	West Coast Bancorp/OR	2,777
339	Westamerica Bancorporation	18,814
110	Western Alliance Bancorp*	1,165
158	Westfield Financial, Inc.	1,552
233	Wilshire Bancorp, Inc.	2,081
852	Winthrop Realty Trust (REIT)	3,766
370	Wintrust Financial Corp.	11,537
183	WP Stewart & Co., Ltd.	348
96	WSFS Financial Corp.	4,891
567	Zenith National Insurance Corp.	22,878
		2,731,540
	Health Care - 4.9%

224	Albany Molecular Research, Inc.*	3,132
157	Alliance Imaging, Inc.*	1,324
664	Alpharma, Inc., Class A*	16,726
23	Amedisys, Inc.*	1,169
12	American Dental Partners, Inc.*	144
808	AMERIGROUP Corp.*	22,309
11	Amicus Therapeutics, Inc.*	114
468	Amsurg Corp.*	12,767
203	Analogic Corp.	13,605
177	Angiodynamics, Inc.*	2,742
73	Animal Health International, Inc.*	496
1,208	Applera Corp. - Celera Group*	15,559
394	Apria Healthcare Group, Inc.*	6,639
1,106	Arena Pharmaceuticals, Inc.*	5,674
444	Ariad Pharmaceuticals, Inc.*	1,146
613	Assisted Living Concepts, Inc., Class A*	4,107
34	athenanhealth, Inc.*	1,077
139	Bentley Pharmaceuticals, Inc.*	2,177
15	BioForm Medical, Inc.*	66
113	Bionovo, Inc.*	112
286	Bio-Rad Laboratories, Inc., Class A*	25,591
439	Cambrex Corp.*	2,700
185	Cantel Medical Corp.*	1,980
263	Capital Senior Living Corp.*	2,115
203	Centene Corp.*	4,285
26	Chemed Corp.	942
42	Computer Programs & Systems, Inc.	838
433	Conmed Corp.*	11,557
452	Cross Country Healthcare, Inc.*	6,992
145	Cytokinetics, Inc.*	583
197	Datascope Corp.	8,416
91	Emergent Biosolutions, Inc.*	978
87	Emeritus Corp.*	1,847
33	Ensign Group, Inc. (The)	344
95	Enzon Pharmaceuticals, Inc.*	836
16	Genoptix, Inc.*	434
292	Gentiva Health Services, Inc.*	5,881
43	Greatbatch, Inc.*	806
30	Haemonetics Corp.*	1,691
32	Hansen Medical, Inc.*	574
1,206	Healthsouth Corp.*	22,588
275	Healthspring, Inc.*	5,109
65	ICU Medical, Inc.*	1,656
125	Immunomedics, Inc.*	334
518	Incyte Corp.*	5,030
84	Indevus Pharmaceuticals, Inc.*	377
25	Insulet Corp.*	407
65	InterMune, Inc.*	917
441	Invacare Corp.	8,017
697	Inverness Medical Innovations, Inc.*	25,482
42	IPC The Hospitalist Co., Inc.*	961
692	Isis Pharmaceuticals, Inc.*	9,785
8	Jazz Pharmaceuticals, Inc.*	61
47	Kensey Nash Corp.*	1,381
440	Kindred Healthcare, Inc.*	12,140
66	Landauer, Inc.	3,947
504	Magellan Health Services, Inc.*	20,286
808	MannKind Corp.*	2,424
8	MAP Pharmaceuticals, Inc.*	111
494	Martek Biosciences Corp.*	18,653
26	Masimo Corp.*	899
374	Maxygen, Inc.*	2,203
42	MedAssets, Inc.*	750
98	Medcath Corp.*	2,127
34	Medical Action Industries, Inc.*	452
362	Merit Medical Systems, Inc.*	5,763
7	Molecular Insight Pharmaceuticals, Inc.*	49
209	Molina Healthcare, Inc.*	6,303
204	Momenta Pharmaceuticals, Inc.*	2,615
465	Nabi Biopharmaceuticals*	1,925
16	Nanosphere, Inc.*	154
39	National Healthcare Corp.	2,038
275	Neurocrine Biosciences, Inc.*	1,356
480	Odyssey HealthCare, Inc.*	5,237
20	Orexigen Therapeutics, Inc.*	174
105	Orthofix International N.V.*	3,417
510	Owens & Minor, Inc.	24,215
53	Par Pharmaceutical Cos., Inc.*	967
558	Perrigo Co.	20,428
148	PharmaNet Development Group, Inc.*	2,498
302	PharMerica Corp.*	6,182
45	Providence Service Corp. (The)*	1,190

Shares		Value
	Common Stocks(a) (continued)
268	RehabCare Group, Inc.*	$4,548
373	Res-Care, Inc.*	7,113
74	Rigel Pharmaceuticals, Inc.*	1,727
79	Salix Pharmaceuticals Ltd.*	607
84	Sciele Pharma, Inc.	1,840
9	Sirtris Pharmaceuticals, Inc.*	202
160	Skilled Healthcare Group, Inc.*	2,154
539	STERIS Corp.	16,305
9	Sucampo Pharmaceuticals, Inc., Class A*	96
101	Sunrise Senior Living, Inc.*	2,674
491	Symmetry Medical, Inc.*	7,272
56	Telik, Inc.*	122
22	TomoTherapy, Inc.*	196
19	TranS1, Inc.*	269
68	Triple-S Management Corp., Class B*	1,287
574	Universal American Corp.*	6,630
196	Varian, Inc.*	10,876
123	Viropharma, Inc.*	1,180
22	Virtual Radiologic Corp.*	224
14	Vital Images, Inc.*	216
15	Vital Signs, Inc.	852
29	Wright Medical Group, Inc.*	861
284	XOMA Ltd.*	568
77	Zoll Medical Corp.*	2,791
		491,693
	Industrials - 11.9%

315	A.O. Smith Corp.	11,387
38	AAR Corp.*	733
614	ABM Industries, Inc.	13,404
610	ACCO Brands Corp.*	9,357
361	Accuride Corp.*	2,798
104	Actuant Corp., Class A	3,797
181	Acuity Brands, Inc.	9,638
148	Aecom Technology Corp.*	4,767
960	Air Transport Services Group, Inc.*	1,584
551	Alaska Air Group, Inc.*	10,761
449	Albany International Corp., Class A	15,540
153	Amerco, Inc.*	9,105
18	American Ecology Corp.	517
167	American Woodmark Corp.	3,763
128	Ameron International Corp.	14,678
101	Ampco-Pittsburgh Corp.	4,713
15	Amrep Corp.	750
546	Applied Industrial Technologies, Inc.	15,053
122	Argon ST, Inc.*	2,945
345	Arkansas Best Corp.	12,820
204	Atlas Air Worldwide Holdings, Inc.*	12,628
34	Badger Meter, Inc.	1,671
64	Barnes Group, Inc.	2,044
37	Barrett Business Services, Inc.	487
62	Beacon Roofing Supply, Inc.*	757
583	Blount International, Inc.*	8,168
176	BlueLinx Holdings, Inc.	838
423	Bowne & Co., Inc.	6,502
772	Brady Corp., Class A	29,884
758	Briggs & Stratton Corp.	11,181
217	Builders FirstSource, Inc.*	1,588
134	Cascade Corp.	6,748
348	Casella Waste Systems, Inc., Class A*	3,884
523	CBIZ, Inc.*	4,456
156	CDI Corp.	4,446
122	Ceradyne, Inc.*	5,262
74	Chart Industries, Inc.*	3,100
45	China Architectural Engineering, Inc.*	397
251	CIRCOR International, Inc.	13,406
395	Clarcor, Inc.	17,151
128	Columbus McKinnon Corp.*	3,649
559	Comfort Systems USA, Inc.	7,491
328	Commercial Vehicle Group, Inc.*	4,572
19	Compx International, Inc.	128
20	Consolidated Graphics, Inc.*	1,099
163	Cornell Cos., Inc.*	3,625
43	Courier Corp.	1,010
20	CRA International, Inc.*	697
86	Cubic Corp.	2,174
358	Curtiss-Wright Corp.	18,441
795	Deluxe Corp.	17,911
329	Dollar Thrifty Automotive Group*	4,606
80	Duff & Phelps Corp., Class A*	1,304
325	Dycom Industries, Inc.*	5,574
332	DynCorp International, Inc., Class A*	5,674
523	Eagle Bulk Shipping, Inc.	17,437
977	EMCOR Group, Inc.*	28,675
358	Encore Wire Corp.	8,109
218	EnergySolutions, Inc.	5,537
12	EnerNOC, Inc.*	178
345	EnerSys*	10,767
392	Ennis, Inc.	7,405
309	EnPro Industries, Inc.*	12,391
359	Esterline Technologies Corp.*	22,233
60	Exponent, Inc.*	1,957
761	ExpressJet Holdings, Inc.*	1,545
734	Federal Signal Corp.	9,894
41	First Advantage Corp., Class A*	823
103	Forward Air Corp.	3,816
176	FreightCar America, Inc.	7,674
306	G&K Services, Inc., Class A	10,707
160	Gehl Co.*	2,560
290	Genco Shipping & Trading Ltd.	20,370
225	Genesee & Wyoming, Inc., Class A*	9,185
79	GeoEye, Inc.*	1,347
383	Gibraltar Industries, Inc.	6,178
1,597	GrafTech International Ltd.*	42,161
221	Granite Construction, Inc.	8,082
24	Great Lakes Dredge & Dock Corp.	145
245	Greenbrier Cos., Inc.	6,431
457	Griffon Corp.*	4,131
170	Hardinge, Inc.	2,388
595	Heartland Express, Inc.	9,163
16	Heidrick & Struggles International, Inc.	458
50	ICT Group, Inc.*	530
1,230	IKON Office Solutions, Inc.	14,871
418	Insituform Technologies, Inc., Class A*	7,708
150	INSTEEL Industries, Inc.	2,404
105	Integrated Electrical Services, Inc.*	1,917
253	Interline Brands, Inc.*	4,519
2,358	JetBlue Airways Corp.*	9,361
201	Kadant, Inc.*	5,373
247	Kaman Corp.	6,397
77	Kaydon Corp.	4,705
265	Kelly Services, Inc., Class A	5,565
106	Kforce, Inc.*	981
196	Kimball International, Inc., Class B	2,068
134	Korn/Ferry International*	2,251
14	L.B. Foster Co., Class A*	479
137	Ladish Co., Inc.*	4,454
64	Lawson Products	1,663
215	LECG Corp.*	2,172
109	Lindsay Corp.	11,445
281	LSI Industries, Inc.	2,990
234	Marten Transport Ltd.*	4,193
107	MasTec, Inc.*	1,262
113	Miller Industries, Inc.*	1,264

Shares		Value
	Common Stocks(a) (continued)
269	Mine Safety Appliances Co.	$11,094
111	Mobile Mini, Inc.*	2,683
435	Moog, Inc., Class A*	19,723
1,318	MPS Group, Inc.*	15,131
107	MTC Technologies, Inc.*	2,550
567	Mueller Industries, Inc.	20,293
1,758	Mueller Water Products, Inc., Class A	17,809
13	Multi-Color Corp.	289
89	NACCO Industries, Inc., Class A	7,731
220	Navigant Consulting, Inc.*	4,433
264	NCI Building Systems, Inc.*	8,247
124	Nordson Corp.	8,909
137	Northwest Pipe Co.*	6,438
30	Old Dominion Freight Line, Inc.*	905
424	On Assignment, Inc.*	3,536
140	Orbital Sciences Corp.*	3,634
61	Orion Energy Systems, Inc.*	741
455	Otter Tail Corp.	17,081
363	Pacer International, Inc.	8,153
123	Park-Ohio Holdings Corp.*	1,847
25	Patriot Transportation Holding, Inc.*	2,247
162	PeopleSupport, Inc.*	1,498
95	Perini Corp.*	3,657
113	PGT, Inc.*	347
63	Pike Electric Corp.*	982
156	Polypore International, Inc.*	3,697
41	Powell Industries, Inc.*	2,192
1,075	Power-One, Inc.*	3,268
38	Preformed Line Products Co.	1,920
17	Protection One, Inc.*	145
568	Quanex Building Products Corp.*	9,997
490	Regal-Beloit Corp.	22,785
490	Republic Airways Holdings, Inc.*	5,968
431	Robbins & Myers, Inc.	17,451
144	RSC Holdings, Inc.*	1,696
508	Rush Enterprises, Inc., Class A*	8,219
181	Saia, Inc.*	2,518
201	Schawk, Inc.	3,365
245	School Specialty, Inc.*	7,691
5	Seaboard Corp.	8,975
298	Simpson Manufacturing Co., Inc.	7,861
933	Skywest, Inc.	14,424
432	Spherion Corp.*	2,173
60	Standard Parking Corp.*	1,286
212	Standard Register Co. (The)	2,519
190	Standex International Corp.	3,923
313	Superior Essex, Inc.*	13,616
224	TAL International Group, Inc.	6,019
91	TBS International Ltd., Class A*	4,239
237	Tecumseh Products Co., Class A*	8,274
82	Teledyne Technologies, Inc.*	4,566
125	Tennant Co.	4,396
359	Tetra Tech, Inc.*	9,492
24	Textainer Group Holdings Ltd.	538
53	Titan Machinery, Inc.*	1,288
423	Tredegar Corp.	6,180
161	Trex Co., Inc.*	1,803
216	Trimas Corp.*	1,765
197	Triumph Group, Inc.	12,251
152	Ultrapetrol Bahamas Ltd.*	2,315
131	United Stationers, Inc.*	5,547
256	Universal Forest Products, Inc.	8,686
49	Universal Truckload Services, Inc.*	1,194
323	Viad Corp.	10,653
203	Volt Information Sciences, Inc.*	3,037
468	Wabash National Corp.	4,015
300	Waste Connections, Inc.*	9,849
298	Waste Services, Inc.*	2,399
25	Watsco, Inc.	1,163
497	Watson Wyatt Worldwide, Inc., Class A	29,109
456	Watts Water Technologies, Inc., Class A	12,932
712	Werner Enterprises, Inc.	13,485
170	Xerium Technologies, Inc.	794
		1,202,618
	Information Technology - 10.6%

5,961	3Com Corp.*	15,022
34	3PAR, Inc.*	289
399	Actel Corp.*	6,843
1,813	Adaptec, Inc.*	5,856
406	Adtran, Inc.	10,105
360	Agilysys, Inc.	3,758
57	Airvana, Inc.*	325
213	Anaren, Inc.*	2,771
80	Anixter International, Inc.*	5,201
615	Applied Micro Circuits Corp.*	6,033
32	ArcSight, Inc.*	276
1,300	Ariba, Inc.*	19,292
105	Arris Group, Inc.*	983
51	Aruba Networks, Inc.*	320
510	AsiaInfo Holdings, Inc.*	7,012
77	Asyst Technologies, Inc.*	273
67	ATMI, Inc.*	2,005
43	AuthenTec, Inc.*	586
581	Avid Technology, Inc.*	12,468
700	Avocent Corp.*	13,811
1,557	Axcelis Technologies, Inc.*	8,890
3,297	BearingPoint, Inc.*	4,484
182	Bel Fuse, Inc., Class B	4,767
846	Benchmark Electronics, Inc.*	15,033
266	Black Box Corp.	7,634
106	Blackbaud, Inc.	2,508
1,114	Borland Software Corp.*	1,571
332	Bottomline Technologies, Inc.*	3,303
81	Brightpoint, Inc.*	798
908	Brooks Automation, Inc.*	9,253
70	Cabot Microelectronics Corp.*	2,597
434	CACI International, Inc., Class A*	22,121
35	Cavium Networks, Inc.*	912
604	Checkpoint Systems, Inc.*	15,686
832	Ciber, Inc.*	5,841
594	Cirrus Logic, Inc.*	3,897
746	CMGI, Inc.*	11,175
134	Cognex Corp.	3,733
189	Cohu, Inc.	3,234
30	Compellent Technologies, Inc.*	325
27	comScore, Inc.*	662
30	Comverge, Inc.*	384
5,522	Conexant Systems, Inc.*	2,540
33	Constant Contact, Inc.*	634
234	Cray, Inc.*	1,458
1,549	Credence Systems Corp.*	1,673
300	CSG Systems International, Inc.*	3,984
517	CTS Corp.	5,625
107	Cymer, Inc.*	3,308
80	Data Domain, Inc.*	1,920
41	Deltek, Inc.*	412
96	Dice Holdings, Inc.*	731
331	Digi International, Inc.*	2,986
245	Ditech Networks, Inc.*	583
411	DSP Group, Inc.*	3,428
13	Eagle Test Systems, Inc.*	150
1,693	Earthlink, Inc.*	16,253
265	Electro Rent Corp.	3,742

Shares		Value
	Common Stocks(a) (continued)
415	Electro Scientific Industries, Inc.*	$6,557
819	Electronics for Imaging, Inc.*	13,571
116	EMS Technologies, Inc.*	3,176
531	Emulex Corp.*	7,445
1,527	Entegris, Inc.*	11,743
48	Entropic Communications, Inc.*	249
314	Exar Corp.*	2,468
136	Excel Technology, Inc.*	3,539
69	ExlService Holdings, Inc.*	1,376
1,713	Extreme Networks*	5,567
13	Forrester Research, Inc.*	393
290	Foundry Networks, Inc.*	3,944
354	Gerber Scientific, Inc.*	3,544
229	Gevity HR, Inc.	1,711
34	Global Cash Access Holdings, Inc.*	243
104	HSW International, Inc.*	384
361	Hutchinson Technology, Inc.*	5,198
347	Hypercom Corp.*	1,690
237	i2 Technologies, Inc.*	2,844
28	ICx Technologies, Inc.*	187
498	Imation Corp.	13,028
462	Immersion Corp.*	3,959
104	Infinera Corp.*	1,485
228	Information Services Group, Inc.*	1,110
246	Infospace, Inc.	2,246
330	infoUSA, Inc.	1,851
741	Insight Enterprises, Inc.*	9,929
37	Integral Systems, Inc.	1,465
28	Internet Brands, Inc., Class A*	199
592	Internet Capital Group, Inc.*	5,956
124	Interwoven, Inc.*	1,663
364	Ipass, Inc.*	783
203	Ixia*	1,642
155	IXYS Corp.*	1,807
272	JDA Software Group, Inc.*	5,549
1,286	Kemet Corp.*	5,183
190	Keynote Systems, Inc.*	2,565
73	Kulicke & Soffa Industries, Inc.*	517
452	L-1 Identity Solutions, Inc.*	7,160
1,758	Lattice Semiconductor Corp.*	6,258
1,890	Lawson Software, Inc.*	16,481
85	Limelight Networks, Inc.*	286
138	Lionbridge Technologies*	335
235	Littelfuse, Inc.*	8,881
175	Loral Space & Communications, Inc.*	3,393
70	Manhattan Associates, Inc.*	1,778
247	Mantech International Corp., Class A*	12,456
94	Marchex, Inc., Class B	1,243
110	Mattson Technology, Inc.*	552
259	MAXIMUS, Inc.	9,523
132	Measurement Specialties, Inc.*	2,571
535	Mentor Graphics Corp.*	6,233
74	MercadoLibre, Inc.*	3,474
340	Mercury Computer Systems, Inc.*	3,016
560	Methode Electronics, Inc.	6,406
20	MicroStrategy, Inc., Class A*	1,592
660	MKS Instruments, Inc.*	15,550
51	Monotype Imaging Holdings, Inc.*	699
2,424	MRV Communications, Inc.*	4,315
672	MSC.Software Corp.*	8,313
105	MTS Systems Corp.	3,973
70	Multi-Fineline Electronix, Inc.*	1,403
333	Ness Technologies, Inc.*	3,770
47	Netezza Corp.*	606
33	NetSuite, Inc.*	751
63	Neutral Tandem, Inc.*	1,219
495	Newport Corp.*	6,623
506	Nextwave Wireless, Inc.*	2,717
617	Omnivision Technologies, Inc.*	9,995
537	OpenTV Corp., Class A*	789
1,268	Openwave Systems, Inc.	2,511
181	Oplink Communications, Inc.*	2,005
124	Optium Corp.*	1,364
124	OSI Systems, Inc.*	3,126
90	Packeteer, Inc.*	639
1,585	Palm, Inc.	9,605
955	Parametric Technology Corp.*	17,935
309	Park Electrochemical Corp.	9,131
111	PC Connection, Inc.*	1,209
168	PDF Solutions, Inc.*	948
185	Pegasystems, Inc.	2,279
278	Pericom Semiconductor Corp.*	5,210
1,337	Perot Systems Corp., Class A*	22,087
640	Photronics, Inc.*	5,747
736	Plantronics, Inc.	17,877
264	Plexus Corp.*	7,453
232	PMC - Sierra, Inc.*	1,974
1,996	Powerwave Technologies, Inc.*	8,044
36	PROS Holdings, Inc.*	420
66	QAD, Inc.	506
3,002	Quantum Corp.*	5,133
126	Quest Software, Inc.*	2,143
395	Rackable Systems, Inc.*	5,396
271	Radisys Corp.*	2,718
1,473	RealNetworks, Inc.*	10,753
1,575	RF Micro Devices, Inc.*	6,300
28	Rimage Corp.*	495
50	Rofin-Sinar Technologies, Inc.*	1,769
245	Rogers Corp.*	9,602
34	Rubicon Technology, Inc.*	778
228	Rudolph Technologies, Inc.*	2,294
791	S1 Corp.*	5,173
1,852	Safeguard Scientifics, Inc.*	2,556
2,824	SAIC, Inc.*	56,282
126	SAVVIS, Inc.*	2,102
41	Scansource, Inc.*	1,228
278	Seachange International, Inc.*	2,185
662	Secure Computing Corp.*	3,528
277	Semitool, Inc.*	2,324
183	Semtech Corp.*	3,206
55	ShoreTel, Inc.*	297
201	SI International, Inc.*	4,924
94	Silicon Graphics, Inc.*	726
110	Silicon Image, Inc.*	773
1,391	Silicon Storage Technology, Inc.*	4,521
2,119	Skyworks Solutions, Inc.*	21,889
121	Solera Holdings, Inc.*	3,300
252	Sonic Solutions, Inc.*	2,419
653	SonicWALL, Inc.*	5,224
1,553	Spansion, Inc., Class A*	4,892
270	SRA International, Inc., Class A*	6,367
231	Standard Microsystems Corp.*	7,531
79	Starent Networks Corp.*	1,383
334	STEC, Inc.*	4,259
52	SuccessFactors, Inc.*	577
1,087	Sybase, Inc.*	34,806
1,745	Sycamore Networks, Inc.*	5,916
353	Symmetricom, Inc.*	1,486
232	Symyx Technologies, Inc.*	1,782
250	SYNNEX Corp.*	6,212
139	Take-Two Interactive Software, Inc.*	3,763
392	Technitrol, Inc.	7,820
37	TechTarget, Inc.*	449
887	Tekelec*	14,893

Shares		Value
	Common Stocks(a) (continued)
2,919	TIBCO Software, Inc.*	$22,535
371	TNS, Inc.*	9,286
2,131	TriQuint Semiconductor, Inc.*	14,192
569	TTM Technologies, Inc.*	8,285
257	Ultra Clean Holdings*	2,681
169	Ultratech, Inc.*	2,706
737	United Online, Inc.	9,014
151	Universal Display Corp.*	2,297
880	Utstarcom, Inc.*	4,224
412	Veeco Instruments, Inc.*	7,923
173	Vignette Corp.*	2,240
20	Virtusa Corp.*	202
51	Wright Express Corp.*	1,631
330	X-Rite, Inc.*	581
512	Zoran Corp.*	7,491
232	Zygo Corp.*	2,777
		1,070,900
	Materials - 6.8%

774	AbitibiBowater, Inc.	9,195
140	AM Castle & Co.	4,596
274	AMCOL International Corp.	8,456
976	Aptargroup, Inc.	43,647
372	Arch Chemicals, Inc.	14,147
326	Boise, Inc.*	1,376
582	Buckeye Technologies, Inc.*	6,192
616	Calgon Carbon Corp.*	10,916
203	Century Aluminum Co.*	14,819
764	CF Industries Holdings, Inc.	104,592
305	Chesapeake Corp.*	1,052
3,624	Coeur d’Alene Mines Corp.*	11,343
493	Compass Minerals International, Inc.	35,989
185	Esmark, Inc.*	3,496
665	Ferro Corp.	12,874
527	Georgia Gulf Corp.	2,234
690	Glatfelter	10,750
810	HB Fuller Co.	20,145
604	Headwaters, Inc.*	6,565
941	Hercules, Inc.	19,413
41	Horsehead Holding Corp.*	576
163	Innophos Holdings, Inc.	4,543
368	Innospec, Inc.	9,060
122	Koppers Holdings, Inc.	5,268
488	Mercer International, Inc.*	3,914
292	Minerals Technologies, Inc.	20,326
71	Neenah Paper, Inc.	1,509
174	NewMarket Corp.	13,619
109	NL Industries, Inc.	1,253
1,130	Olin Corp.	25,425
134	Olympic Steel, Inc.	8,707
457	OM Group, Inc.*	19,870
1,424	PolyOne Corp.*	11,022
510	Rock-Tenn Co., Class A	18,202
537	Rockwood Holdings, Inc.*	19,719
279	Royal Gold, Inc.	8,576
335	Schnitzer Steel Industries, Inc., Class A	33,547
413	Schulman A., Inc.	9,330
241	Schweitzer-Mauduit International, Inc.	4,916
720	Sensient Technologies Corp.	22,644
175	Silgan Holdings, Inc.	10,015
461	Spartech Corp.	4,965
95	Stepan Co.	3,885
602	Stillwater Mining Co.*	8,639
247	Texas Industries, Inc.	18,006
635	Tronox, Inc., Class B	2,102
322	U.S. Concrete, Inc.*	1,690
47	Universal Stainless & Alloy*	1,855
681	Wausau Paper Corp.	6,470
994	Worthington Industries, Inc.	19,820
665	WR Grace & Co.*	18,008
96	Zep, Inc.	1,576
		680,854
	Telecommunication Services - 1.2%

654	Alaska Communications Systems Group, Inc.	8,463
144	Atlantic Tele-Network, Inc.	4,314
3,794	Cincinnati Bell, Inc.*	15,973
138	Consolidated Communications Holdings, Inc.	2,070
1,216	Fairpoint Communications, Inc.	10,944
1,577	FiberTower Corp.*	2,413
714	General Communication, Inc., Class A*	5,255
315	Global Crossing Ltd.*	5,708
32	Hungarian Telephone & Cable Corp.*	528
907	ICO Global Communications Holdings Ltd.*	4,082
699	IDT Corp., Class B*	2,495
486	Iowa Telecommunications Services, Inc.	9,341
68	iPCS, Inc.*	2,040
910	PAETEC Holding Corp.*	8,044
834	Premiere Global Services, Inc.*	12,635
108	Rural Cellular Corp., Class A*	4,834
327	Shenandoah Telecom Co.	5,356
222	SureWest Communications	2,180
418	Syniverse Holdings, Inc.*	9,012
166	Time Warner Telecom, Inc., Class A*	3,104
354	USA Mobility, Inc.*	2,779
242	Virgin Mobile USA, Inc., Class A*	866
522	Vonage Holdings Corp.*	1,044
		123,480
	Utilities - 4.9%

393	Allete, Inc.	17,457
261	American States Water Co.	8,809
5,739	Aquila, Inc.*	21,866
808	Avista Corp.	17,154
577	Black Hills Corp.	20,333
300	California Water Service Group	10,932
156	Central Vermont Public Service Corp.	3,173
241	CH Energy Group, Inc.	9,129
914	Cleco Corp.	22,832
701	El Paso Electric Co.*	15,149
514	Empire District Electric Co. (The)	10,630
79	EnergySouth, Inc.	4,282
674	Idacorp, Inc.	20,665
331	Laclede Group, Inc. (The)	13,240
325	MGE Energy, Inc.	11,164
643	New Jersey Resources Corp.	21,418
690	Nicor, Inc.	28,173
413	Northwest Natural Gas Co.	18,829
597	NorthWestern Corp.	15,826
1,143	Piedmont Natural Gas Co.	30,895
1,175	PNM Resources, Inc.	17,449
467	Portland General Electric Co.	10,932
220	SJW Corp.	6,833
451	South Jersey Industries, Inc.	17,251
646	Southwest Gas Corp.	20,142
369	Southwest Water Co.	3,801
385	UIL Holdings Corp.	12,474
540	Unisource Energy Corp.	18,311
1,531	Westar Energy, Inc.	36,744
754	WGL Holdings, Inc.	26,307
		492,200
	Total Common Stocks (Cost $9,459,086)	$8,803,500

Principal Amount		Value
	Repurchase Agreements - 12.7%
$2,648	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $2,648(b)	$2,648
485,379	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $485,474(c)	485,379
8,048	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $8,049(d)	8,048
441,254	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $441,336(e)	441,254
2,377	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $2,377(f)	2,377
335,353	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $335,417(g)	335,353
	Total Repurchase Agreements (Cost $1,275,059)	1,275,059
	Total Investments (Cost $10,734,145) — 100.0%	10,078,559
	Liabilities in excess of other assets — 0.0%	(165)
	Net Assets — 100.0%	$10,078,394

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $2,700. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $495,088.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $8,209. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $450,079.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $2,425. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $342,060. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,630
Aggregate gross unrealized depreciation	(1,768,870)
Net unrealized depreciation	$(1,166,240)
Federal income tax cost of investments	$11,244,799

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	06/06/08	$400,000	$2,547

Equity Index Swap Agreement based on the Russell 2000® Value Index	06/06/08	10,819,791	132,824

			$135,371

Schedule of Portfolio Investments May 31, 2008

Ultra Russell2000 Growth

Shares		Value
	Common Stocks(a) - 88.6%
	Consumer Discretionary - 13.0%

437	1-800-FLOWERS.COM, Inc., Class A*	$3,618
473	99 Cents Only Stores*	3,959
309	A.C. Moore Arts & Crafts, Inc.*	2,160
508	Aaron Rents, Inc.*	11,374
1,211	Aeropostale, Inc.*	42,312
273	AFC Enterprises*	2,730
284	Ambassadors Group, Inc.	5,271
60	Ambassadors International, Inc.*	380
83	American Public Education, Inc.*	3,078
391	Amerigon, Inc.*	4,856
196	Ameristar Casinos, Inc.	3,493
511	Arbitron, Inc.	25,478
964	Bally Technologies, Inc.*	43,390
459	Bebe Stores, Inc.	5,246
199	Benihana, Inc., Class A*	1,779
411	Big 5 Sporting Goods Corp.	3,695
308	BJ’s Restaurants, Inc.*	3,949
243	Blue Nile, Inc.*	12,954
58	Blyth, Inc.	1,129
58	Bon-Ton Stores, Inc. (The)	386
371	Brown Shoe Co., Inc.	6,266
254	Buckle, Inc. (The)	11,641
277	Buffalo Wild Wings, Inc.*	9,127
284	Build-A-Bear Workshop, Inc.*	2,599
92	Cabela’s, Inc.*	1,274
131	Cache, Inc.*	1,662
464	California Pizza Kitchen, Inc.*	6,454
194	Capella Education Co.*	12,593
180	Carrols Restaurant Group, Inc.*	1,249
1,057	Carter’s, Inc.*	15,749
598	Casual Male Retail Group, Inc.*	2,446
129	Cato Corp. (The), Class A	2,025
242	CBRL Group, Inc.	7,127
182	CEC Entertainment, Inc.*	6,577
545	Central European Distribution Corp.*	38,891
1,172	Champion Enterprises, Inc.*	9,786
377	Charlotte Russe Holding, Inc.*	7,073
98	Cherokee, Inc.	2,669
407	Childrens Place Retail Stores, Inc. (The)*	14,009
593	Chipotle Mexican Grill, Inc., Class B*	49,035
655	Christopher & Banks Corp.	7,369
233	Cinemark Holdings, Inc.	3,372
1,206	Citadel Broadcasting Corp.	2,123
251	Citi Trends, Inc.*	5,572
949	CKE Restaurants, Inc.	11,236
629	CKX, Inc.*	6,649
141	Coinstar, Inc.*	5,372
528	Collective Brands, Inc.*	5,982
56	Columbia Sportswear Co.	2,454
14	Conn’s, Inc.*	242
1,568	Corinthian Colleges, Inc.*	20,070
94	CPI Corp.	2,129
160	Crown Media Holdings, Inc., Class A*	803
47	CSK Auto Corp.*	542
239	Cumulus Media, Inc., Class A*	1,255
231	Deckers Outdoor Corp.*	31,582
1,695	Denny’s Corp.*	6,882
1,085	DeVry, Inc.	61,899
111	Dolan Media Co.*	2,065
283	Dover Downs Gaming & Entertainment, Inc.	2,468
656	Dress Barn, Inc.*	10,148
328	Drew Industries, Inc.*	7,209
293	DSW, Inc., Class A*	4,328
520	Entravision Communications Corp., Class A*	2,777
40	Ethan Allen Interiors, Inc.	1,122
119	FGX International Holdings Ltd.*	1,227
1,159	Fleetwood Enterprises, Inc.*	4,821
790	Fossil, Inc.*	25,051
221	G-III Apparel Group Ltd.*	3,666
237	Gaiam, Inc., Class A*	3,676
50	Gander Mountain Co.*	210
320	Gaylord Entertainment Co.*	9,091
343	Genesco, Inc.*	9,841
313	Global Sources Ltd.*	4,726
519	Gymboree Corp.*	23,947
527	Harris Interactive, Inc.*	1,001
1,809	Hayes Lemmerz International, Inc.*	7,091
116	Heelys, Inc.*	509
47	hhgregg, Inc.*	516
514	Hibbett Sports, Inc.*	10,804
405	HOT Topic, Inc.*	2,126
917	Iconix Brand Group, Inc.*	13,297
137	IHOP Corp.*	6,424
230	Interactive Data Corp.	6,334
724	INVESTools, Inc.*	5,806
278	iRobot Corp.*	3,898
30	Isle of Capri Casinos, Inc.*	206
705	J. Crew Group, Inc.*	26,275
586	Jack in the Box, Inc.*	14,398
425	Jackson Hewitt Tax Service, Inc.	5,959
43	Jo-Ann Stores, Inc.*	968
327	JOS. A. Bank Clothiers, Inc.*	8,894
97	K12, Inc.*	2,609
242	Knology, Inc.*	3,589
1,170	Krispy Kreme Doughnuts, Inc.*	4,154
152	K-Swiss, Inc., Class A	2,435
166	Lakes Entertainment, Inc.*	925
462	Lear Corp.*	11,897
17	Libbey, Inc.	196
606	Life Time Fitness, Inc.*	24,252
38	Lifetime Brands, Inc.	266
61	Lincoln Educational Services Corp.*	758
100	Live Nation, Inc.*	1,515
2,036	LKQ Corp.*	45,118
292	LodgeNet Interactive Corp.*	1,901
128	Lululemon Athletica, Inc.*	4,095
255	Maidenform Brands, Inc.*	3,835
137	Marcus Corp.	2,361
34	Marine Products Corp.	278
481	Martha Stewart Living Omnimedia, Class A*	4,165
602	Marvel Entertainment, Inc.*	20,486
572	Matthews International Corp., Class A	27,233
247	McCormick & Schmick’s Seafood Restaurants, Inc.*	2,351
930	Men’s Wearhouse, Inc.	19,279
250	Midas, Inc.*	4,005
203	Monarch Casino & Resort, Inc.*	2,812
255	Monro Muffler, Inc.	4,725
369	Morgans Hotel Group Co.*	4,749
236	Morningstar, Inc.*	16,744
79	Morton’s Restaurant Group, Inc.*	644
371	MTR Gaming Group, Inc.*	2,003
760	National CineMedia, Inc.	15,124
213	Nautilus, Inc.	1,433
762	NetFlix, Inc.*	23,134
394	New York & Co., Inc.*	3,294
827	NexCen Brands, Inc.*	546

Shares		Value
	Common Stocks(a) (continued)
55	Nexstar Broadcasting Group, Inc., Class A*	$316
212	Noble International Ltd.	1,206
378	Orbitz Worldwide, Inc.*	2,933
298	Overstock.com, Inc.*	7,530
1,035	Pacific Sunwear of California*	9,832
241	Papa John’s International, Inc.*	7,093
247	Peet’s Coffee & Tea, Inc.*	5,770
128	PEP Boys-Manny Moe & Jack	1,149
387	PetMed Express, Inc.*	5,399
437	PF Chang’s China Bistro, Inc.*	11,615
581	Pinnacle Entertainment, Inc.*	8,058
510	Polaris Industries, Inc.	24,337
529	Premier Exhibitions, Inc.*	2,613
152	Pre-Paid Legal Services, Inc.*	6,382
686	priceline.com, Inc.*	92,288
693	Quiksilver, Inc.*	5,918
562	Raser Technologies, Inc.*	6,182
301	Red Robin Gourmet Burgers, Inc.*	10,117
500	Retail Ventures, Inc.*	2,790
100	Riviera Holdings Corp.*	1,620
791	Ruby Tuesday, Inc.	5,917
344	Ruth’s Chris Steak House, Inc.*	2,429
1,693	Sally Beauty Holdings, Inc.*	12,765
109	Sauer-Danfoss, Inc.	3,400
561	Sealy Corp.	3,489
847	Select Comfort Corp.*	2,499
47	Shoe Carnival, Inc.*	686
637	Shuffle Master, Inc.*	3,975
279	Shutterfly, Inc.*	4,020
421	Sinclair Broadcast Group, Inc., Class A	3,776
369	Skechers U.S.A., Inc., Class A*	8,874
634	Smith & Wesson Holding Corp.*	3,658
1,100	Sonic Corp.*	21,098
1,196	Sotheby’s	32,077
121	Source Interlink Cos, Inc.*	144
375	Spanish Broadcasting System, Inc., Class A*	529
583	Spartan Motors, Inc.	5,264
278	Stamps.com, Inc.*	4,059
70	Stein Mart, Inc.	404
219	Steiner Leisure Ltd.*	8,467
158	Steven Madden Ltd.*	3,237
263	Strayer Education, Inc.	52,574
372	Sturm Ruger & Co., Inc.*	2,842
961	Syntax-Brillian Corp.*	769
113	Systemax, Inc.	2,190
1,359	Tempur-Pedic International, Inc.	14,596
190	Tenneco, Inc.*	4,556
953	Texas Roadhouse, Inc., Class A*	10,512
310	Timberland Co., Class A*	5,707
272	Town Sports International Holdings, Inc.*	2,266
1,139	Triarc Cos, Inc., Class B	8,007
252	True Religion Apparel, Inc.*	6,371
550	Tupperware Brands Corp.	21,065
447	Tween Brands, Inc.*	8,877
85	Ulta Salon Cosmetics & Fragrance, Inc.*	1,212
448	Under Armour, Inc., Class A*	16,038
261	Universal Electronics, Inc.*	6,635
381	Universal Technical Institute, Inc.*	4,923
568	Vail Resorts, Inc.*	28,281
425	Valassis Communications, Inc.*	6,753
24	Value Line, Inc.	949
424	ValueVision Media, Inc., Class A*	1,870
1,206	Visteon Corp.*	4,872
265	Volcom, Inc.*	6,712
431	Warnaco Group, Inc. (The)*	20,770
1,142	Westwood One, Inc.*	1,953
1,526	Wet Seal, Inc. (The), Class A*	6,836
495	Winnebago Industries	7,385
735	WMS Industries, Inc.*	27,224
485	Wolverine World Wide, Inc.	13,924
408	World Wrestling Entertainment, Inc., Class A	6,793
312	Zumiez, Inc.*	6,540
		1,712,729
	Consumer Staples - 1.9%

65	Alico, Inc.	2,595
1,731	Alliance One International, Inc.*	10,403
124	American Dairy, Inc.*	1,564
1,016	American Oriental Bioengineering, Inc.*	12,090
21	Arden Group, Inc., Class A	2,463
140	Boston Beer Co., Inc., Class A*	5,569
16	Cal-Maine Foods, Inc.	499
274	Chattem, Inc.*	17,046
108	Coca-Cola Bottling Co. Consolidated	5,586
1,463	Darling International, Inc.*	23,569
586	Flowers Foods, Inc.	16,484
173	Great Atlantic & Pacific Tea Co.*	4,313
311	Green Mountain Coffee Roasters, Inc.*	13,423
192	Ingles Markets, Inc., Class A	4,677
134	Inter Parfums, Inc.	3,373
171	J&J Snack Foods Corp.	4,968
468	Jones Soda Co.*	1,310
346	Lancaster Colony Corp.	11,338
158	Lance, Inc.	3,304
528	Longs Drug Stores Corp.	25,038
283	Mannatech, Inc.	1,789
15	MGP Ingredients, Inc.	111
104	Nash Finch Co.	3,977
185	National Beverage Corp.	1,389
604	Nu Skin Enterprises, Inc., Class A	10,353
166	Pantry, Inc. (The)*	2,025
77	Pricesmart, Inc.	1,813
119	Ralcorp Holdings, Inc.*	7,140
180	Reddy Ice Holdings, Inc.	2,241
187	Sanderson Farms, Inc.	9,337
139	Spartan Stores, Inc.	3,333
78	Synutra International, Inc.*	2,559
5	Tiens Biotech Group USA, Inc.*	9
156	Tootsie Roll Industries, Inc.	3,998
774	United Natural Foods, Inc.*	16,463
153	USANA Health Sciences, Inc.*	3,894
356	Vector Group Ltd.	6,219
117	WD-40 Co.	4,053
33	Winn-Dixie Stores, Inc.*	596
		250,911
	Energy - 9.1%

235	Alon USA Energy, Inc.	3,598
1,272	Alpha Natural Resources, Inc.*	103,897
165	APCO Argentina, Inc.	4,224
127	Approach Resources, Inc.*	2,850
551	Arena Resources, Inc.*	27,589
240	Arlington Tankers Ltd.	5,585
413	Atlas America, Inc.	28,344
460	ATP Oil & Gas Corp.*	19,619
496	Atwood Oceanics, Inc.*	50,547
335	Aventine Renewable Energy Holdings, Inc.*	1,883

Shares		Value
	Common Stocks(a) (continued)
540	Basic Energy Services, Inc.*	$15,536
285	Berry Petroleum Co., Class A	15,390
442	Bill Barrett Corp.*	23,793
285	Bois d’Arc Energy, Inc.*	6,978
1,173	BPZ Resources, Inc.*	26,674
404	Cal Dive International, Inc.*	5,648
367	CARBO Ceramics, Inc.	17,502
483	Carrizo Oil & Gas, Inc.*	32,342
181	Clean Energy Fuels Corp.*	2,706
773	Complete Production Services, Inc.*	22,154
595	Comstock Resources, Inc.*	34,123
339	Concho Resources, Inc.*	10,814
237	Contango Oil & Gas Co.*	19,801
667	Crosstex Energy, Inc.	22,765
294	CVR Energy, Inc.*	7,844
127	Dawson Geophysical Co.*	8,673
120	Delek U.S. Holdings, Inc.	1,564
1,188	Delta Petroleum Corp.*	26,255
503	Double Hull Tankers, Inc.	5,171
482	Dril-Quip, Inc.*	28,120
303	ENGlobal Corp.*	3,112
537	Evergreen Energy, Inc.*	1,181
729	FX Energy, Inc.*	3,813
584	GeoGlobal Resources, Inc.*	1,758
124	Geokinetics, Inc.*	2,377
260	GMX Resources, Inc.*	12,550
139	Golar LNG Ltd.	2,553
345	Goodrich Petroleum Corp.*	14,697
264	Grey Wolf, Inc.*	2,067
176	Gulf Island Fabrication, Inc.	7,283
414	Gulfport Energy Corp.*	6,297
1,502	Hercules Offshore, Inc.*	50,948
607	IHS, Inc., Class A*	36,153
1,239	International Coal Group, Inc.*	12,477
1,501	ION Geophysical Corp.*	24,601
293	Knightsbridge Tankers Ltd.	9,900
272	Lufkin Industries, Inc.	21,700
843	Mariner Energy, Inc.*	27,566
481	Matrix Service Co.*	11,597
401	McMoRan Exploration Co.*	12,800
362	NATCO Group, Inc., Class A*	17,112
1,402	Newpark Resources*	9,884
567	Nova Biosource Fuels, Inc.*	635
72	OYO Geospace Corp.*	4,062
417	Pacific Ethanol, Inc.*	1,476
746	Parallel Petroleum Corp.*	15,673
1,612	Parker Drilling Co.*	14,411
336	Penn Virginia Corp.	21,175
2,035	PetroHawk Energy Corp.*	59,788
37	Petroleum Development Corp.*	2,557
789	Petroquest Energy, Inc.*	17,476
127	PHI, Inc. (Non-Voting)*	4,981
2,945	Rentech, Inc.*	6,862
102	Rex Energy Corp.*	2,281
496	Rosetta Resources, Inc.*	13,357
583	RPC, Inc.	8,728
570	Ship Finance International Ltd.	17,493
533	Sulphco, Inc.*	1,961
208	Superior Well Services, Inc.*	5,146
104	T-3 Energy Services, Inc.*	6,731
198	Teekay Tankers Ltd., Class A	4,336
610	TXCO Resources, Inc.*	6,753
444	Uranium Resources, Inc.*	1,976
258	Venoco, Inc.*	5,155
755	VeraSun Energy Corp.*	5,134
736	Verenium Corp.*	1,766
999	Warren Resources, Inc.*	13,506
550	W-H Energy Services, Inc.*	47,041
670	Willbros Group, Inc.*	27,792
393	World Fuel Services Corp.	9,467
		1,202,134
	Financials - 7.1%

42	Abington Bancorp, Inc.	421
581	Acadia Realty Trust (REIT)	14,374
903	Advance America Cash Advance Centers, Inc.	6,267
324	Advanta Corp., Class B	2,819
36	Alexander’s, Inc. (REIT)*	12,420
289	Alexandria Real Estate Equities, Inc. (REIT)	30,143
303	Alternative Asset Management Acquisition Corp.*	2,830
352	Amtrust Financial Services, Inc.	5,266
266	Associated Estates Realty Corp. (REIT)	3,118
136	Asta Funding, Inc.	1,111
175	Bank of the Ozarks, Inc.	4,265
59	Beneficial Mutual Bancorp, Inc.*	681
53	BlackRock Kelso Capital Corp.	634
23	Calamos Asset Management, Inc., Class A	465
97	Cardtronics, Inc.*	956
42	Cascade Bancorp	368
509	Cash America International, Inc.	18,202
510	Centerline Holding Co.	1,260
156	Chimera Investment Corp. (REIT)	2,162
48	Citizens, Inc./TX*	318
27	City Bank/Lynwood, WA	391
38	Clayton Holdings, Inc.*	224
171	CoBiz Financial, Inc.	1,809
316	Cohen & Steers, Inc.	9,537
197	CompuCredit Corp.*	1,808
103	Consolidated-Tomoka Land Co.	5,514
71	Corporate Office Properties Trust SBI MD (REIT)	2,692
773	Cousins Properties, Inc. (REIT)	20,461
93	Credit Acceptance Corp.*	2,428
93	Darwin Professional Underwriters, Inc.*	2,645
1,020	Digital Realty Trust, Inc. (REIT)	43,146
290	Dollar Financial Corp.*	5,780
251	DuPont Fabros Technology, Inc. (REIT)	5,080
349	EastGroup Properties, Inc. (REIT)	16,588
241	eHealth, Inc.*	6,008
47	Encore Capital Group, Inc.*	497
127	Enstar Group Ltd.*	13,556
134	Enterprise Financial Services Corp.	2,687
157	Epoch Holding Corp.	1,675
364	Equity Lifestyle Properties, Inc. (REIT)	18,087
11	Evercore Partners, Inc., Class A	160
670	Ezcorp, Inc., Class A*	8,462
164	FBR Capital Markets Corp. (REIT)*	841
159	FCStone Group, Inc.*	6,222
1,129	FelCor Lodging Trust, Inc. (REIT)	16,777
42	First Busey Corp.	765
450	First Cash Financial Services, Inc.*	6,926
22	First Financial Bankshares, Inc.	1,008
500	First Industrial Realty Trust, Inc. (REIT)	15,665
130	First Mercury Financial Corp.*	2,296
154	First South Bancorp, Inc./Washington NC	2,966
49	Frontier Financial Corp.	720

Shares		Value
	Common Stocks(a) (continued)
135	FX Real Estate and Entertainment, Inc.*	$528
26	GAMCO Investors, Inc., Class A	1,380
314	Getty Realty Corp. (REIT)	5,467
1,160	GFI Group, Inc.	13,734
671	Glimcher Realty Trust (REIT)	8,689
324	Greenhill & Co., Inc.	19,521
21	Greenlight Capital Re Ltd., Class A*	414
711	Grubb & Ellis Co.	4,067
32	Harleysville National Corp.	434
393	Heckmann Corp.*	3,384
403	Hicks Acquisition Co. I, Inc.*	3,732
728	Highwoods Properties, Inc. (REIT)	26,208
43	Hilb Rogal & Hobbs Co.	1,331
464	Home Properties, Inc. (REIT)	23,757
193	Inland Real Estate Corp. (REIT)	3,030
322	Interactive Brokers Group, Inc.*	10,488
241	JER Investors Trust, Inc. (REIT)	2,164
33	KBW, Inc.*	812
82	K-Fed Bancorp	933
23	Kite Realty Group Trust (REIT)	320
724	Knight Capital Group, Inc., Class A*	12,894
1,772	Ladenburg Thalmann Financial Services, Inc.*	3,473
292	Maguire Properties, Inc. (REIT)	4,587
562	MarketAxess Holdings, Inc.*	4,395
29	Maui Land & Pineapple Co., Inc.*	838
460	Mid-America Apartment Communities, Inc. (REIT)	25,751
457	National Financial Partners Corp.	11,160
28	National Health Investors, Inc. (REIT)	868
25	National Interstate Corp.	574
1,530	Nationwide Health Properties, Inc. (REIT)	52,219
24	Nelnet, Inc., Class A	317
983	NewAlliance Bancshares, Inc.	13,172
168	NewStar Financial, Inc.*	904
33	Northfield Bancorp, Inc.*	370
303	NRDC Acquisition Corp.*	2,818
1,216	Omega Healthcare Investors, Inc. (REIT)	21,669
790	optionsXpress Holdings, Inc.	18,044
98	Oritani Financial Corp.*	1,529
261	PennantPark Investment Corp.	2,127
226	Penson Worldwide, Inc.*	3,028
222	Pinnacle Financial Partners, Inc.*	5,970
273	Portfolio Recovery Associates, Inc.*	11,218
133	Post Properties, Inc. (REIT)	4,723
24	Preferred Bank/Los Angeles CA	214
158	Primus Guaranty Ltd.*	719
216	PrivateBancorp, Inc.	8,182
288	PS Business Parks, Inc. (REIT)	16,560
32	Pzena Investment Management, Inc., Class A	421
105	QC Holdings, Inc.	872
215	Ramco-Gershenson Properties Trust (REIT)	4,805
200	Riskmetrics Group, Inc.*	4,146
194	Saul Centers, Inc. (REIT)	9,781
137	Sierra Bancorp	3,018
509	Signature Bank/NY*	14,527
22	Southside Bancshares, Inc.	482
271	Stifel Financial Corp.*	15,471
150	Suffolk Bancorp	5,049
290	Sun Communities, Inc. (REIT)	5,815
94	Superior Bancorp*	1,392
110	SVB Financial Group*	5,638
50	SWS Group, Inc.	924
566	Tanger Factory Outlet Centers (REIT)	21,644
200	Tejon Ranch Co.*	7,982
51	Texas Capital Bancshares, Inc.*	924
430	Thomas Properties Group, Inc.	4,455
361	Tower Group, Inc.	9,411
524	TradeStation Group, Inc.*	5,518
351	Triplecrown Acquisition Corp.*	3,226
1,359	Trustco Bank Corp. NY	11,905
214	U.S. Global Investors, Inc., Class A	3,231
43	United Bankshares, Inc.	1,221
148	United Security Bancshares/Fresno CA	2,207
70	Universal Health Realty Income Trust (REIT)	2,388
31	Validus Holdings Ltd.	649
293	Virginia Commerce Bancorp*	1,773
1,269	Waddell & Reed Financial, Inc., Class A	44,872
894	Washington Real Estate Investment Trust (REIT)	30,119
15	Wauwatosa Holdings, Inc.*	196
143	Westamerica Bancorporation	7,937
170	Western Alliance Bancorp*	1,800
44	Wilshire Bancorp, Inc.	393
317	World Acceptance Corp.*	14,018
181	WP Stewart & Co., Ltd.	344
		938,771
	Health Care - 16.7%

378	Abaxis, Inc.*	11,109
523	Abiomed, Inc.*	7,730
560	Acadia Pharmaceuticals, Inc.*	4,928
298	Accuray, Inc.*	2,849
515	Acorda Therapeutics, Inc.*	11,103
77	Affymax, Inc.*	1,148
1,241	Affymetrix, Inc.*	14,966
189	Air Methods Corp.*	7,284
996	Akorn, Inc.*	4,731
178	Albany Molecular Research, Inc.*	2,488
695	Alexion Pharmaceuticals, Inc.*	49,588
387	Alexza Pharmaceuticals, Inc.*	1,981
1,071	Align Technology, Inc.*	14,105
1,819	Alkermes, Inc.*	23,047
276	Alliance Imaging, Inc.*	2,327
756	Allos Therapeutics, Inc.*	4,793
1,002	Allscripts Healthcare Solutions, Inc.*	12,455
633	Alnylam Pharmaceuticals, Inc.*	18,281
384	Altus Pharmaceuticals, Inc.*	1,647
303	AMAG Pharmaceuticals, Inc.*	12,120
442	Amedisys, Inc.*	22,458
213	American Dental Partners, Inc.*	2,560
1,304	American Medical Systems Holdings, Inc.*	19,703
78	Amicus Therapeutics, Inc.*	811
628	AMN Healthcare Services, Inc.*	10,933
171	Angiodynamics, Inc.*	2,649
127	Animal Health International, Inc.*	862
325	Apria Healthcare Group, Inc.*	5,476
718	Ariad Pharmaceuticals, Inc.*	1,852
704	Arqule, Inc.*	3,013
850	Array Biopharma, Inc.*	5,287
498	Arthrocare Corp.*	21,967
280	Aspect Medical Systems, Inc.*	1,498
293	Assisted Living Concepts, Inc., Class A*	1,963
86	athenanhealth, Inc.*	2,724
566	Auxilium Pharmaceuticals, Inc.*	18,021
181	Bentley Pharmaceuticals, Inc.*	2,834

Shares		Value
	Common Stocks(a) (continued)
110	Biodel, Inc.*	$1,724
183	BioForm Medical, Inc.*	809
1,733	BioMarin Pharmaceutical, Inc.*	66,149
194	BioMimetic Therapeutics, Inc.*	2,318
817	Bionovo, Inc.*	809
201	Bio-Reference Labs, Inc.*	4,993
552	BMP Sunstone Corp.*	4,046
1,176	Bruker Corp.*	13,689
385	Cadence Pharmaceuticals, Inc.*	2,576
110	Capital Senior Living Corp.*	884
192	Caraco Pharmaceutical Laboratories Ltd.*	3,306
1,553	Cell Genesys, Inc.*	5,498
549	Centene Corp.*	11,589
997	Cepheid, Inc.*	26,241
402	Chemed Corp.	14,560
115	Computer Programs & Systems, Inc.	2,294
532	Conceptus, Inc.*	10,097
138	Corvel Corp.*	4,969
46	Cross Country Healthcare, Inc.*	712
445	CryoLife, Inc.*	5,153
1,001	Cubist Pharmaceuticals, Inc.*	19,079
230	Cutera, Inc.*	2,355
1,074	CV Therapeutics, Inc.*	9,483
426	Cyberonics, Inc.*	7,553
145	Cynosure, Inc., Class A*	3,557
669	Cypress Bioscience, Inc.*	5,446
451	Cytokinetics, Inc.*	1,813
1,571	CytRx Corp.*	1,382
1,686	Dendreon Corp.*	8,767
344	Dionex Corp.*	25,084
1,748	Discovery Laboratories, Inc.*	3,269
1,340	Durect Corp.*	6,231
826	Eclipsys Corp.*	16,850
168	Emergency Medical Services Corp.*	3,916
118	Emeritus Corp.*	2,505
1,233	Encysive Pharmaceuticals, Inc.*	2,898
45	Ensign Group, Inc. (The)	468
562	Enzo Biochem, Inc.*	5,524
685	Enzon Pharmaceuticals, Inc.*	6,028
709	eResearchTechnology, Inc.*	11,337
838	ev3, Inc.*	8,338
1,887	Exelixis, Inc.*	11,926
247	Genomic Health, Inc.*	4,273
84	Genoptix, Inc.*	2,277
154	Gentiva Health Services, Inc.*	3,102
1,199	GenVec, Inc.*	2,146
1,408	Geron Corp.*	5,984
353	Greatbatch, Inc.*	6,619
305	GTx, Inc.*	4,581
445	Haemonetics Corp.*	25,080
1,165	Halozyme Therapeutics, Inc.*	6,035
161	Hansen Medical, Inc.*	2,887
559	HealthExtras, Inc.*	17,469
540	Healthspring, Inc.*	10,033
634	Healthways, Inc.*	20,478
401	HMS Holdings Corp.*	8,112
4,427	Hologic, Inc.*	106,381
2,429	Human Genome Sciences, Inc.*	14,283
673	Hythiam, Inc.*	1,615
157	ICU Medical, Inc.*	4,000
450	Idenix Pharmaceuticals, Inc.*	2,943
371	I-Flow Corp.*	5,094
970	Illumina, Inc.*	76,126
1,246	Immucor, Inc.*	33,430
902	Immunomedics, Inc.*	2,408
907	Incyte Corp.*	8,807
1,004	Indevus Pharmaceuticals, Inc.*	4,508
123	Insulet Corp.*	2,005
326	Integra LifeSciences Holdings Corp.*	13,699
465	InterMune, Inc.*	6,557
598	inVentiv Health, Inc.*	19,555
542	Inverness Medical Innovations, Inc.*	19,816
57	IPC The Hospitalist Co., Inc.*	1,305
864	Isis Pharmaceuticals, Inc.*	12,217
964	Javelin Pharmaceuticals, Inc.*	2,718
99	Jazz Pharmaceuticals, Inc.*	757
230	Kendle International, Inc.*	8,692
160	Kensey Nash Corp.*	4,701
788	Keryx Biopharmaceuticals, Inc.*	402
769	Kosan Biosciences, Inc.*	4,168
640	KV Pharmaceutical Co., Class A*	16,006
88	Landauer, Inc.	5,263
345	LCA-Vision, Inc.	2,867
262	LHC Group, Inc.*	5,678
1,540	Ligand Pharmaceuticals, Inc., Class B*	5,405
648	Luminex Corp.*	14,412
112	Magellan Health Services, Inc.*	4,508
98	MAP Pharmaceuticals, Inc.*	1,357
218	Masimo Corp.*	7,534
2,279	Medarex, Inc.*	19,850
214	MedAssets, Inc.*	3,822
52	Medcath Corp.*	1,128
211	Medical Action Industries, Inc.*	2,802
936	Medicines Co. (The)*	17,129
1,010	Medicis Pharmaceutical Corp., Class A	24,018
386	Medivation, Inc.*	5,856
612	Mentor Corp.	19,284
719	Meridian Bioscience, Inc.	21,088
67	Merit Medical Systems, Inc.*	1,067
275	Metabolix, Inc.*	3,086
271	Micrus Endovascular Corp.*	3,065
852	Minrad International, Inc.*	1,926
83	Molecular Insight Pharmaceuticals, Inc.*	584
188	Momenta Pharmaceuticals, Inc.*	2,410
154	MWI Veterinary Supply, Inc.*	5,901
779	Myriad Genetics, Inc.*	37,719
404	Nabi Biopharmaceuticals*	1,673
113	Nanosphere, Inc.*	1,085
566	Nastech Pharmaceutical Co., Inc.*	674
80	National Healthcare Corp.	4,180
412	Natus Medical, Inc.*	8,883
1,659	Nektar Therapeutics*	7,399
363	Neurocrine Biosciences, Inc.*	1,790
573	Neurogen Corp.*	476
381	Nighthawk Radiology Holdings, Inc.*	2,907
353	Northstar Neuroscience, Inc.*	597
129	Novacea, Inc.*	418
449	Noven Pharmaceuticals, Inc.*	5,496
625	NuVasive, Inc.*	26,456
365	NxStage Medical, Inc.*	1,770
97	Obagi Medical Products, Inc.*	870
44	Odyssey HealthCare, Inc.*	480
608	Omnicell, Inc.*	8,074
248	Omrix Biopharmaceuticals, Inc.*	4,511
990	Onyx Pharmaceuticals, Inc.*	34,987
835	OraSure Technologies, Inc.*	4,542
143	Orexigen Therapeutics, Inc.*	1,246
176	Orthofix International N.V.*	5,727
1,043	OSI Pharmaceuticals, Inc.*	36,818
266	Osiris Therapeutics, Inc.*	3,727
130	Owens & Minor, Inc.	6,172
617	Pain Therapeutics, Inc.*	5,016

Shares		Value
	Common Stocks(a) (continued)
332	Palomar Medical Technologies, Inc.*	$3,672
549	Par Pharmaceutical Cos., Inc.*	10,014
1,007	Parexel International Corp.*	24,762
421	Penwest Pharmaceuticals Co.*	1,314
731	Perrigo Co.	26,762
163	PharmaNet Development Group, Inc.*	2,751
132	PharMerica Corp.*	2,702
744	Phase Forward, Inc.*	12,901
421	Poniard Pharmaceuticals, Inc.*	1,667
461	Pozen, Inc.*	6,334
462	Progenics Pharmaceuticals, Inc.*	7,568
41	Protalix BioTherapeutics, Inc.*	144
167	Providence Service Corp. (The)*	4,417
1,151	PSS World Medical, Inc.*	20,971
982	Psychiatric Solutions, Inc.*	35,814
519	Quidel Corp.*	8,859
1,152	Regeneron Pharmaceuticals, Inc.*	22,925
565	Rigel Pharmaceuticals, Inc.*	13,187
819	RTI Biologics, Inc.*	8,149
759	Salix Pharmaceuticals Ltd.*	5,829
918	Santarus, Inc.*	2,231
961	Savient Pharmaceuticals, Inc.*	25,601
539	Sciele Pharma, Inc.	11,809
1,058	Seattle Genetics, Inc.*	9,892
549	Senomyx, Inc.*	2,838
303	Sirona Dental Systems, Inc.*	8,987
105	Sirtris Pharmaceuticals, Inc.*	2,360
217	Skilled Healthcare Group, Inc.*	2,921
184	Somaxon Pharmaceuticals, Inc.*	782
477	Sonic Innovations, Inc.*	1,908
300	SonoSite, Inc.*	9,216
563	Spectranetics Corp.*	6,137
473	Stereotaxis, Inc.*	2,493
542	STERIS Corp.	16,396
67	Sucampo Pharmaceuticals, Inc., Class A*	716
777	Sun Healthcare Group, Inc.*	11,158
689	Sunrise Senior Living, Inc.*	18,245
966	SuperGen, Inc.*	2,425
275	SurModics, Inc.*	12,331
58	Symmetry Medical, Inc.*	859
91	Synta Pharmaceuticals Corp.*	637
883	Telik, Inc.*	1,916
596	Tercica, Inc.*	2,539
963	Thoratec Corp.*	15,918
187	TomoTherapy, Inc.*	1,666
95	TranS1, Inc.*	1,347
173	Triple-S Management Corp., Class B*	3,273
772	Trizetto Group*	16,575
157	Trubion Pharmaceuticals, Inc.*	977
402	United Therapeutics Corp.*	38,395
205	Universal American Corp.*	2,368
1,615	Valeant Pharmaceuticals International*	26,438
481	Vanda Pharmaceuticals, Inc.*	2,251
323	Varian, Inc.*	17,923
1,118	Viropharma, Inc.*	10,722
55	Virtual Radiologic Corp.*	561
293	Vital Images, Inc.*	4,527
178	Vital Signs, Inc.	10,109
1,056	Vivus, Inc.*	7,223
522	Volcano Corp.*	7,277
597	West Pharmaceutical Services, Inc.	28,316
606	Wright Medical Group, Inc.*	17,992
390	XenoPort, Inc.*	16,879
2,047	XOMA Ltd.*	4,094
277	Zoll Medical Corp.*	10,041
704	Zymogenetics, Inc.*	6,350
		2,190,879
	Industrials - 15.6%

318	3D Systems Corp.*	2,913
250	AAON, Inc.	5,255
630	AAR Corp.*	12,146
59	ABM Industries, Inc.	1,288
256	ACCO Brands Corp.*	3,927
869	Actuant Corp., Class A	31,727
528	Acuity Brands, Inc.	28,116
395	Administaff, Inc.	11,028
327	Advisory Board Co. (The)*	15,098
600	Aecom Technology Corp.*	19,326
134	Aerovironment, Inc.*	3,562
2,116	Airtran Holdings, Inc.*	6,348
96	Allegiant Travel Co.*	2,006
208	Altra Holdings, Inc.*	3,623
907	American Commercial Lines, Inc.*	13,913
272	American Ecology Corp.	7,812
177	American Railcar Industries, Inc.	3,705
538	American Reprographics Co.*	9,840
166	American Science & Engineering, Inc.	8,503
735	American Superconductor Corp.*	25,931
14	Ameron International Corp.	1,605
11	Ampco-Pittsburgh Corp.	513
10	Amrep Corp.	500
521	Apogee Enterprises, Inc.	12,369
577	Applied Energetics, Inc.*	1,171
135	Applied Industrial Technologies, Inc.	3,722
91	Argon ST, Inc.*	2,197
612	Arrowhead Research Corp.*	1,512
340	Astec Industries, Inc.*	13,229
211	AZZ, Inc.*	6,621
218	Badger Meter, Inc.	10,715
828	Baldor Electric Co.	29,146
758	Barnes Group, Inc.	24,211
91	Barrett Business Services, Inc.	1,197
728	Beacon Roofing Supply, Inc.*	8,889
815	Belden, Inc.	34,140
1,353	Bucyrus International, Inc.	95,765
20	Builders FirstSource, Inc.*	146
37	Cascade Corp.	1,863
240	CBIZ, Inc.*	2,045
50	CDI Corp.	1,425
395	Celadon Group, Inc.*	4,503
971	Cenveo, Inc.*	11,341
348	Ceradyne, Inc.*	15,009
159	Chart Industries, Inc.*	6,661
39	China Architectural Engineering, Inc.*	344
461	Clarcor, Inc.	20,017
353	Clean Harbors, Inc.*	25,074
152	Coleman Cable, Inc.*	1,687
190	Columbus McKinnon Corp.*	5,417
81	Comfort Systems USA, Inc.	1,085
317	COMSYS IT Partners, Inc.*	3,183
130	Consolidated Graphics, Inc.*	7,141
347	CoStar Group, Inc.*	16,274
137	Courier Corp.	3,218
176	CRA International, Inc.*	6,137
180	Cubic Corp.	4,550
378	Curtiss-Wright Corp.	19,471
437	Diamond Management & Technology Consultants, Inc.	2,316
76	Duff & Phelps Corp., Class A*	1,239
355	Dycom Industries, Inc.*	6,088
192	Dynamex, Inc.*	4,813
219	Dynamic Materials Corp.	9,500

Shares		Value
	Common Stocks(a) (continued)
60	DynCorp International, Inc., Class A*	$1,025
227	Eagle Bulk Shipping, Inc.	7,568
716	Energy Conversion Devices, Inc.*	45,452
286	EnergySolutions, Inc.	7,264
60	EnerNOC, Inc.*	891
469	ESCO Technologies, Inc.*	24,158
105	Esterline Technologies Corp.*	6,503
1,817	Evergreen Solar, Inc.*	18,897
198	Exponent, Inc.*	6,459
81	ExpressJet Holdings, Inc.*	164
86	First Advantage Corp., Class A*	1,726
674	Flow International Corp.*	6,848
1,231	Force Protection, Inc.*	5,256
424	Forward Air Corp.	15,709
349	Franklin Electric Co., Inc.	14,134
14	FreightCar America, Inc.	610
907	FTI Consulting, Inc.*	54,474
313	Fuel Tech, Inc.*	7,963
1,199	FuelCell Energy, Inc.*	12,146
21	Genco Shipping & Trading Ltd.	1,475
1,015	GenCorp, Inc.*	8,445
300	Genesee & Wyoming, Inc., Class A*	12,246
912	Geo Group, Inc. (The)*	20,967
224	GeoEye, Inc.*	3,819
260	Gorman-Rupp Co. (The)	11,414
353	Granite Construction, Inc.	12,909
184	Great Lakes Dredge & Dock Corp.	1,113
306	H&E Equipment Services, Inc.*	4,299
752	Healthcare Services Group	13,265
346	Heartland Express, Inc.	5,328
462	HEICO Corp.	23,437
307	Heidrick & Struggles International, Inc.	8,796
1,024	Herman Miller, Inc.	25,395
1,706	Hexcel Corp.*	45,141
541	Horizon Lines, Inc., Class A	6,800
259	Houston Wire & Cable Co.	5,589
702	HUB Group, Inc., Class A*	25,328
456	Hudson Highland Group, Inc.*	5,714
101	Hurco Cos, Inc.*	3,659
337	Huron Consulting Group, Inc.*	18,060
88	ICT Group, Inc.*	933
429	II-VI, Inc.*	16,778
422	Innerworkings, Inc.*	5,414
228	Innovative Solutions & Support, Inc.*	1,765
154	INSTEEL Industries, Inc.	2,469
119	Integrated Electrical Services, Inc.*	2,173
990	Interface, Inc., Class A	14,018
201	Interline Brands, Inc.*	3,590
446	JetBlue Airways Corp.*	1,771
14	Kadant, Inc.*	374
148	Kaman Corp.	3,833
421	Kaydon Corp.	25,727
86	Kelly Services, Inc., Class A	1,806
461	Kforce, Inc.*	4,264
245	Kimball International, Inc., Class B	2,585
1,035	Knight Transportation, Inc.	18,899
899	Knoll, Inc.	13,332
704	Korn/Ferry International*	11,827
174	L.B. Foster Co., Class A*	5,956
101	Ladish Co., Inc.*	3,284
303	Layne Christensen Co.*	15,492
203	LECG Corp.*	2,050
82	Lindsay Corp.	8,610
219	M&F Worldwide Corp.*	7,838
641	MasTec, Inc.*	7,557
428	McGrath Rentcorp	11,826
442	Medis Technologies Ltd.*	2,736
131	Michael Baker Corp.*	2,944
262	Middleby Corp.*	14,958
48	Miller Industries, Inc.*	537
191	Mine Safety Appliances Co.	7,877
518	Mobile Mini, Inc.*	12,520
171	Moog, Inc., Class A*	7,753
169	MPS Group, Inc.*	1,940
45	MTC Technologies, Inc.*	1,072
132	Multi-Color Corp.	2,937
599	Navigant Consulting, Inc.*	12,070
53	NCI Building Systems, Inc.*	1,656
463	Nordson Corp.	33,267
744	Odyssey Marine Exploration, Inc.*	3,653
502	Old Dominion Freight Line, Inc.*	15,150
135	On Assignment, Inc.*	1,126
908	Orbital Sciences Corp.*	23,572
88	Orion Energy Systems, Inc.*	1,069
196	Pacer International, Inc.	4,402
202	PeopleSupport, Inc.*	1,869
371	Perini Corp.*	14,280
55	PGT, Inc.*	169
247	Pike Electric Corp.*	3,851
334	Pinnacle Airlines Corp.*	2,174
113	Polypore International, Inc.*	2,678
97	Powell Industries, Inc.*	5,187
97	Protection One, Inc.*	825
290	Raven Industries, Inc.	10,948
384	RBC Bearings, Inc.*	14,469
820	Resources Connection, Inc.	17,228
769	Rollins, Inc.	12,235
207	RSC Holdings, Inc.*	2,438
28	Saia, Inc.*	389
28	Schawk, Inc.	469
70	School Specialty, Inc.*	2,197
315	Simpson Manufacturing Co., Inc.	8,310
510	Spherion Corp.*	2,565
98	Standard Parking Corp.*	2,101
72	Standard Register Co. (The)	855
145	Stanley, Inc.*	4,576
202	Sun Hydraulics Corp.	8,102
595	SYKES Enterprises, Inc.*	12,322
33	TAL International Group, Inc.	887
1,123	Taser International, Inc.*	7,895
287	Team, Inc.*	9,195
535	Teledyne Technologies, Inc.*	29,789
756	TeleTech Holdings, Inc.*	19,535
157	Tennant Co.	5,522
628	Tetra Tech, Inc.*	16,604
97	Textainer Group Holdings Ltd.	2,175
436	Titan International, Inc.	17,235
70	Titan Machinery, Inc.*	1,701
179	TransDigm Group, Inc.*	7,804
26	Trex Co., Inc.*	291
65	Triumph Group, Inc.	4,042
795	TrueBlue, Inc.*	11,575
356	TurboChef Technologies, Inc.*	2,396
165	Twin Disc, Inc.	3,135
95	Ultrapetrol Bahamas Ltd.*	1,447
269	United Stationers, Inc.*	11,389
49	Universal Truckload Services, Inc.*	1,194
337	Valmont Industries, Inc.	38,701
352	Vicor Corp.	3,974
881	Wabtec Corp.	41,028
942	Walter Industries, Inc.	87,832
888	Waste Connections, Inc.*	29,153
385	Watsco, Inc.	17,903
187	Watson Wyatt Worldwide, Inc., Class A	10,953

Shares		Value
	Common Stocks(a) (continued)
1,085	Woodward Governor Co.	$43,693
177	Xerium Technologies, Inc.	827
		2,048,084
	Information Technology - 20.1%

95	3PAR, Inc.*	808
541	Acacia Research - Acacia Technologies*	2,938
621	ACI Worldwide, Inc.*	10,812
400	Acme Packet, Inc.*	3,604
1,096	Actuate Corp.*	5,436
513	Adtran, Inc.	12,769
690	Advanced Analogic Technologies, Inc.*	4,816
599	Advanced Energy Industries, Inc.*	9,488
314	Advent Software, Inc.*	13,493
86	Airvana, Inc.*	491
1,893	Amkor Technology, Inc.*	20,179
1,132	Anadigics, Inc.*	13,992
14	Anaren, Inc.*	182
464	Anixter International, Inc.*	30,165
308	Ansoft Corp.*	11,236
1,403	Ansys, Inc.*	66,362
449	Applied Micro Circuits Corp.*	4,405
87	ArcSight, Inc.*	750
2,090	Arris Group, Inc.*	19,562
2,314	Art Technology Group, Inc.*	8,678
91	Aruba Networks, Inc.*	571
800	Asyst Technologies, Inc.*	2,840
1,067	Atheros Communications, Inc.*	35,659
502	ATMI, Inc.*	15,025
97	AuthenTec, Inc.*	1,322
3,519	Avanex Corp.*	4,152
204	Bankrate, Inc.*	10,302
241	Benchmark Electronics, Inc.*	4,283
240	BigBand Networks, Inc.*	1,272
670	Blackbaud, Inc.	15,852
558	Blackboard, Inc.*	21,137
591	Blue Coat Systems, Inc.*	10,709
824	Brightpoint, Inc.*	8,116
114	Brooks Automation, Inc.*	1,162
348	Cabot Microelectronics Corp.*	12,911
46	CACI International, Inc., Class A*	2,345
126	Cass Information Systems, Inc.	4,003
80	Cavium Networks, Inc.*	2,085
544	Chordiant Software, Inc.*	3,492
893	Cirrus Logic, Inc.*	5,858
2,736	CNET Networks, Inc.*	31,327
788	Cogent, Inc.*	9,432
600	Cognex Corp.	16,716
356	Cogo Group, Inc.*	4,991
188	Cohu, Inc.	3,217
642	Commvault Systems, Inc.*	11,241
84	Compellent Technologies, Inc.*	910
76	comScore, Inc.*	1,862
419	Comtech Telecommunications Corp.*	19,400
83	Comverge, Inc.*	1,062
775	Concur Technologies, Inc.*	28,419
2,352	Conexant Systems, Inc.*	1,082
92	Constant Contact, Inc.*	1,766
130	CPI International, Inc.*	1,585
311	Cray, Inc.*	1,938
257	CSG Systems International, Inc.*	3,413
1,159	Cybersource Corp.*	22,496
421	Cymer, Inc.*	13,017
575	Daktronics, Inc.	11,609
70	Data Domain, Inc.*	1,680
647	DealerTrack Holdings, Inc.*	13,613
114	Deltek, Inc.*	1,145
194	Dice Holdings, Inc.*	1,476
66	Digi International, Inc.*	595
671	Digital River, Inc.*	26,880
539	Diodes, Inc.*	15,216
179	Ditech Networks, Inc.*	426
420	DivX, Inc.*	4,112
152	Double-Take Software, Inc.*	1,982
27	DSP Group, Inc.*	225
329	DTS, Inc.*	11,022
207	Eagle Test Systems, Inc.*	2,387
541	Echelon Corp.*	7,985
140	EMS Technologies, Inc.*	3,833
917	Emulex Corp.*	12,856
291	Entegris, Inc.*	2,238
110	Entropic Communications, Inc.*	570
1,051	Epicor Software Corp.*	9,018
559	EPIQ Systems, Inc.*	9,218
651	Equinix, Inc.*	62,164
829	Euronet Worldwide, Inc.*	16,215
330	Exar Corp.*	2,594
40	Excel Technology, Inc.*	1,041
327	ExlService Holdings, Inc.*	6,520
120	Extreme Networks*	390
579	FalconStor Software, Inc.*	5,176
300	FARO Technologies, Inc.*	8,601
657	FEI Co.*	15,400
4,847	Finisar Corp.*	8,918
2,399	Flir Systems, Inc.*	94,569
864	Formfactor, Inc.*	18,861
258	Forrester Research, Inc.*	7,794
2,293	Foundry Networks, Inc.*	31,185
1,182	Gartner, Inc.*	25,756
172	Gevity HR, Inc.	1,285
701	Global Cash Access Holdings, Inc.*	5,012
134	Glu Mobile, Inc.*	661
393	Greenfield Online, Inc.*	5,007
362	GSI Commerce, Inc.*	5,245
59	Guidance Software, Inc.*	589
1,688	Harmonic, Inc.*	16,239
457	Harris Stratex Networks, Inc., Class A*	5,137
295	Heartland Payment Systems, Inc.	7,614
296	Hittite Microwave Corp.*	11,825
154	HSW International, Inc.*	568
130	Hughes Communications, Inc.*	6,031
554	Hypercom Corp.*	2,698
57	ICx Technologies, Inc.*	381
395	iGate Corp.*	3,377
208	Imergent, Inc.	2,392
186	Infinera Corp.*	2,656
1,583	Informatica Corp.*	28,494
182	Information Services Group, Inc.*	886
307	Infospace, Inc.	2,803
199	infoUSA, Inc.	1,116
110	Integral Systems, Inc.	4,355
236	Interactive Intelligence, Inc.*	3,075
849	InterDigital, Inc.*	21,217
1,096	Intermec, Inc.*	24,770
885	Internap Network Services Corp.*	4,664
76	Internet Brands, Inc., Class A*	539
703	InterVoice, Inc.*	4,541
642	Interwoven, Inc.*	8,609
387	Intevac, Inc.*	4,451
483	Ipass, Inc.*	1,038
182	IPG Photonics Corp.*	3,656
154	Isilon Systems, Inc.*	755
543	Itron, Inc.*	52,986

Shares		Value
	Common Stocks(a) (continued)
553	Ixia*	$4,474
259	IXYS Corp.*	3,020
818	j2 Global Communications, Inc.*	21,693
1,424	Jack Henry & Associates, Inc.	33,891
143	JDA Software Group, Inc.*	2,917
426	Kenexa Corp.*	8,580
500	Knot, Inc. (The)*	5,805
889	Kulicke & Soffa Industries, Inc.*	6,294
611	L-1 Identity Solutions, Inc.*	9,678
234	Limelight Networks, Inc.*	789
932	Lionbridge Technologies*	2,265
192	Liquidity Services, Inc.*	2,131
124	Littelfuse, Inc.*	4,686
731	LivePerson, Inc.*	2,354
319	LoJack Corp.*	2,951
456	LoopNet, Inc.*	5,987
1,124	LTX Corp.*	3,305
1,467	Macrovision Solutions Corp.*	19,849
735	Magma Design Automation, Inc.*	5,549
379	Manhattan Associates, Inc.*	9,627
61	Mantech International Corp., Class A*	3,076
395	Marchex, Inc., Class B	5,222
762	Mattson Technology, Inc.*	3,825
28	MAXIMUS, Inc.	1,030
102	Measurement Specialties, Inc.*	1,987
989	Mentor Graphics Corp.*	11,522
204	MercadoLibre, Inc.*	9,578
929	Micrel, Inc.	8,918
1,466	Micros Systems, Inc.*	48,334
1,380	Microsemi Corp.*	37,812
149	MicroStrategy, Inc., Class A*	11,862
970	Microtune, Inc.*	4,055
418	Midway Games, Inc.*	920
785	MIPS Technologies, Inc.*	2,999
45	MKS Instruments, Inc.*	1,060
458	Monolithic Power Systems, Inc.*	11,097
139	Monotype Imaging Holdings, Inc.*	1,906
1,887	Move, Inc.*	5,680
197	MTS Systems Corp.	7,454
69	Multi-Fineline Electronix, Inc.*	1,383
224	Ness Technologies, Inc.*	2,536
757	Net 1 UEPS Technologies, Inc.*	21,166
128	Netezza Corp.*	1,651
626	Netgear, Inc.*	11,888
298	Netlogic Microsystems, Inc.*	11,252
90	NetSuite, Inc.*	2,048
528	Network Equipment Technologies, Inc.*	2,582
55	Neutral Tandem, Inc.*	1,064
710	NIC, Inc.	5,794
584	Novatel Wireless, Inc.*	6,021
2,717	Nuance Communications, Inc.*	53,579
801	Omniture, Inc.*	19,745
265	Omnivision Technologies, Inc.*	4,293
5,782	ON Semiconductor Corp.*	57,184
2,890	On2 Technologies, Inc.*	2,485
521	Online Resources Corp.*	5,054
1,061	OpenTV Corp., Class A*	1,560
160	Oplink Communications, Inc.*	1,773
338	Opnext, Inc.*	1,960
75	Optium Corp.*	825
475	Orbcomm, Inc.*	2,940
128	OSI Systems, Inc.*	3,227
544	Packeteer, Inc.*	3,862
950	Parametric Technology Corp.*	17,841
37	PC Connection, Inc.*	403
212	PDF Solutions, Inc.*	1,196
24	Pegasystems, Inc.	296
577	Perficient, Inc.*	6,122
143	Pericom Semiconductor Corp.*	2,680
478	Plexus Corp.*	13,494
519	PLX Technology, Inc.*	4,339
3,591	PMC - Sierra, Inc.*	30,559
1,659	Polycom, Inc.*	41,342
742	Progress Software Corp.*	23,106
99	PROS Holdings, Inc.*	1,154
168	QAD, Inc.	1,287
308	Quality Systems, Inc.	10,142
1,085	Quest Software, Inc.*	18,456
51	Rackable Systems, Inc.*	697
475	Radiant Systems, Inc.*	6,441
77	Radisys Corp.*	772
154	Renaissance Learning, Inc.	2,302
2,923	RF Micro Devices, Inc.*	11,692
327	RightNow Technologies, Inc.*	4,859
150	Rimage Corp.*	2,652
504	Rofin-Sinar Technologies, Inc.*	17,837
78	Rubicon Technology, Inc.*	1,784
284	Rudolph Technologies, Inc.*	2,857
1,475	Sapient Corp.*	9,735
348	SAVVIS, Inc.*	5,805
418	Scansource, Inc.*	12,523
233	Seachange International, Inc.*	1,831
62	Secure Computing Corp.*	330
74	Semitool, Inc.*	621
922	Semtech Corp.*	16,153
99	ShoreTel, Inc.*	535
480	Sigma Designs, Inc.*	8,880
7	Silicon Graphics, Inc.*	54
1,266	Silicon Image, Inc.*	8,900
1,086	SiRF Technology Holdings, Inc.*	7,895
391	Skyworks Solutions, Inc.*	4,039
907	Smart Modular Technologies WWH, Inc.*	4,880
536	Smith Micro Software, Inc.*	4,524
497	Sohu.com, Inc.*	43,497
332	Solera Holdings, Inc.*	9,054
107	Sonic Solutions, Inc.*	1,027
268	SonicWALL, Inc.*	2,144
4,836	Sonus Networks, Inc.*	20,746
120	Sourcefire, Inc.*	917
1,223	SourceForge, Inc.*	1,908
333	SPSS, Inc.*	13,110
428	SRA International, Inc., Class A*	10,092
141	Standard Microsystems Corp.*	4,597
141	Starent Networks Corp.*	2,469
191	STEC, Inc.*	2,435
373	Stratasys, Inc.*	8,120
144	SuccessFactors, Inc.*	1,598
180	Super Micro Computer, Inc.*	1,292
193	Supertex, Inc.*	4,883
231	Switch & Data Facilities Co., Inc.*	4,123
151	Sybase, Inc.*	4,835
1,274	Sycamore Networks, Inc.*	4,319
422	Symmetricom, Inc.*	1,777
327	Symyx Technologies, Inc.*	2,511
410	Synaptics, Inc.*	17,536
333	Synchronoss Technologies, Inc.*	4,426
228	Syntel, Inc.	7,456
1,227	Take-Two Interactive Software, Inc.*	33,215
299	Taleo Corp., Class A*	5,917
275	Technitrol, Inc.	5,486
103	TechTarget, Inc.*	1,250
271	Techwell, Inc.*	3,583

Shares		Value
	Common Stocks(a) (continued)
916	Terremark Worldwide, Inc.*	$5,771
867	Tessera Technologies, Inc.*	18,268
395	TheStreet.com, Inc.	3,049
1,211	THQ, Inc.*	25,976
1,764	Tivo, Inc.*	14,835
127	Travelzoo, Inc.*	1,356
1,094	Trident Microsystems, Inc.*	5,131
91	TTM Technologies, Inc.*	1,325
705	Tyler Technologies, Inc.*	11,111
446	Ultimate Software Group, Inc.*	16,872
40	Ultra Clean Holdings*	417
221	Ultratech, Inc.*	3,538
177	Unica Corp.*	1,487
337	United Online, Inc.	4,122
310	Universal Display Corp.*	4,715
882	Utstarcom, Inc.*	4,234
1,806	Valueclick, Inc.*	36,319
473	Vasco Data Security International, Inc.*	6,130
77	Veeco Instruments, Inc.*	1,481
164	Veraz Networks, Inc.*	315
438	Viasat, Inc.*	9,435
240	Vignette Corp.*	3,108
56	Virtusa Corp.*	566
781	VistaPrint Ltd.*	24,461
249	Vocus, Inc.*	7,911
385	Volterra Semiconductor Corp.*	6,122
814	Websense, Inc.*	14,318
1,281	Wind River Systems, Inc.*	13,860
663	Wright Express Corp.*	21,203
137	X-Rite, Inc.*	241
293	Zoran Corp.*	4,287
		2,632,434
	Materials - 3.5%

101	AEP Industries, Inc.*	2,646
90	AM Castle & Co.	2,955
141	AMCOL International Corp.	4,351
329	American Vanguard Corp.	4,399
1,061	Apex Silver Mines Ltd.*	7,215
99	Aptargroup, Inc.	4,427
323	Balchem Corp.	7,985
261	Boise, Inc.*	1,101
367	Brush Engineered Materials, Inc.*	12,261
289	Century Aluminum Co.*	21,097
99	CF Industries Holdings, Inc.	13,553
4,600	Coeur d’Alene Mines Corp.*	14,398
190	Deltic Timber Corp.	10,241
16	Esmark, Inc.*	302
415	Flotek Industries, Inc.*	7,109
934	General Moly, Inc.*	8,266
157	GenTek, Inc.*	4,602
2,113	Graphic Packaging Holding Co.*	6,318
601	Greif, Inc., Class A	40,291
211	Haynes International, Inc.*	14,418
2,305	Hecla Mining Co.*	20,791
998	Hercules, Inc.	20,589
53	Horsehead Holding Corp.*	745
184	Innophos Holdings, Inc.	5,128
273	Kaiser Aluminum Corp.	17,513
174	Koppers Holdings, Inc.	7,513
43	Kronos Worldwide, Inc.	952
393	Landec Corp.*	3,148
281	LSB Industries, Inc.*	5,125
507	Myers Industries, Inc.	6,160
184	Neenah Paper, Inc.	3,910
54	NewMarket Corp.	4,227
190	Royal Gold, Inc.	5,841
417	RTI International Metals, Inc.*	17,964
518	ShengdaTech, Inc.*	4,274
242	Silgan Holdings, Inc.	13,850
45	Stillwater Mining Co.*	646
1,680	Terra Industries, Inc.	73,298
202	Texas Industries, Inc.	14,726
235	U.S. Concrete, Inc.*	1,234
1,008	U.S. Gold Corp.*	2,177
65	Universal Stainless & Alloy*	2,565
122	Valhi, Inc.	3,811
483	W.R. Grace & Co.*	13,080
280	Zep, Inc.	4,598
451	Zoltek Cos, Inc.*	13,634
		455,434
	Telecommunication Services - 1.0%

373	Cbeyond, Inc.*	6,919
432	Centennial Communications Corp.*	3,270
845	Cogent Communications Group, Inc.*	13,900
254	Consolidated Communications Holdings, Inc.	3,810
194	Fairpoint Communications, Inc.	1,746
127	General Communication, Inc., Class A*	935
273	Global Crossing Ltd.*	4,947
475	Globalstar, Inc.*	1,387
27	Hungarian Telephone & Cable Corp.*	445
600	Ibasis, Inc.	2,010
789	ICO Global Communications Holdings Ltd.*	3,551
228	iPCS, Inc.*	6,840
502	NTELOS Holdings Corp.	14,016
791	PAETEC Holding Corp.*	6,992
132	Premiere Global Services, Inc.*	2,000
94	Rural Cellular Corp., Class A*	4,207
36	Shenandoah Telecom Co.	590
2,422	Time Warner Telecom, Inc., Class A*	45,291
211	Virgin Mobile USA, Inc., Class A*	755
553	Vonage Holdings Corp.*	1,106
		124,717
	Utilities - 0.6%

215	Cadiz, Inc.*	3,610
260	Consolidated Water Co., Inc.	5,145
35	EnergySouth, Inc.	1,897
878	ITC Holdings Corp.	47,912
271	Ormat Technologies, Inc.	13,580
15	SJW Corp.	466
		72,610
	Total Common Stocks (Cost $11,451,583)	$11,628,703

No. of Rights
	Rights(a) - 0.0%
	Information Technology - 0.0%

845	Micrel, Inc.*	—
		—
	Total Rights (Cost $–)	$—

Principal Amount
	Repurchase Agreements - 20.2%
$5,491	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $5,492(b)	$5,491

16,694	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $16,697(d)	16,694
1,006,768	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $1,006,965(c)	1,006,768
915,244	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $915,413(e)	915,244
4,931	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $4,932(f)	4,931
695,585	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $695,718(g)	695,585
	Total Repurchase Agreements (Cost $2,644,713)	2,644,713
	Total Investments (Cost $14,096,296) — 108.8%	14,273,416
	Liabilities in excess of other assets — (8.8)%	(1,153,355)
	Net Assets — 100.0%	$13,120,061

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $5,601. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $1,026,906.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $17,028. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $933,549.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $5,030. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $709,498. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,383,121
Aggregate gross unrealized depreciation	(1,467,250)
Net unrealized appreciation	$(84,129)
Federal income tax cost of investments	$14,357,546

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Growth Index	06/06/08	$6,993,580	$225,863

Equity Index Swap Agreement based on the Russell 2000® Growth Index	12/06/08	8,000,000	(743,558)

			$(517,695)

Schedule of Portfolio Investments May 31, 2008

Ultra Consumer Services

Shares		Value
	Common Stocks(a) – 86.9%
	Airlines – 1.1%

235	Airtran Holdings, Inc.*	$705
79	Alaska Air Group, Inc.*	1,543
479	AMR Corp.*	3,444
204	Continental Airlines, Inc., Class B*	2,940
607	Delta Air Lines, Inc.*	3,733
377	JetBlue Airways Corp.*	1,497
485	Northwest Airlines Corp.*	3,424
126	Skywest, Inc.	1,948
1,524	Southwest Airlines Co.	19,903
240	UAL Corp.	2,050
175	US Airways Group, Inc.*	693
		41,880
	Commercial Services & Supplies – 0.5%

137	Copart, Inc.*	6,165
118	Dun & Bradstreet Corp.	10,811
		16,976
	Computers & Peripherals – 0.0%

85	Avid Technology, Inc.*	1,824

	Diversified Consumer Services – 2.0%

283	Apollo Group, Inc., Class A*	13,525
189	Career Education Corp.*	3,457
176	Corinthian Colleges, Inc.*	2,253
129	DeVry, Inc.	7,359
677	H&R Block, Inc.	15,801
125	Hillenbrand, Inc.*	2,769
83	ITT Educational Services, Inc.*	6,028
66	Matthews International Corp., Class A	3,142
18	Pre-Paid Legal Services, Inc.*	756
89	Regis Corp.	2,700
578	Service Corp. International	6,185
138	Sotheby’s	3,701
179	Stewart Enterprises, Inc., Class A	1,235
30	Strayer Education, Inc.	5,997
		74,908
	Diversified Financial Services – 0.1%

256	Liberty Media Corp. - Capital, Class A*	3,794

	Electronic Equipment & Instruments – 0.1%

104	Dolby Laboratories, Inc., Class A*	4,993

	Energy Equipment & Services – 0.1%

73	IHS, Inc., Class A*	4,348

	Food & Staples Retailing – 19.1%

135	BJ’s Wholesale Club, Inc.*	5,331
105	Casey’s General Stores, Inc.	2,298
909	Costco Wholesale Corp.	64,830
2,972	CVS/Caremark Corp.	127,172
1,316	Kroger Co. (The)	36,374
68	Longs Drug Stores Corp.	3,225
46	Pantry, Inc. (The)*	561
1,120	Rite Aid Corp.*	2,520
916	Safeway, Inc.	29,193
442	SUPERVALU, Inc.	15,501
1,266	SYSCO Corp.	39,069
81	United Natural Foods, Inc.*	1,723
2,058	Walgreen Co.	74,129
5,134	Wal-Mart Stores, Inc.	296,437
288	Whole Foods Market, Inc.	8,352
		706,715
	Health Care Providers & Services – 2.8%

338	AmerisourceBergen Corp.	13,970
740	Cardinal Health, Inc.	41,840
50	Chemed Corp.	1,811
601	McKesson Corp.	34,648
251	Omnicare, Inc.	6,144
173	VCA Antech, Inc.*	5,427
		103,840
	Hotels, Restaurants & Leisure – 12.2%

103	Bally Technologies, Inc.*	4,636
69	Bob Evans Farms, Inc.	2,009
119	Boyd Gaming Corp.	1,898
210	Brinker International, Inc.	4,605
876	Carnival Corp.	35,093
49	CBRL Group, Inc.	1,443
55	CEC Entertainment, Inc.*	1,988
142	Cheesecake Factory (The)*	2,844
30	Chipotle Mexican Grill, Inc., Class A*	2,769
38	Chipotle Mexican Grill, Inc., Class B*	3,142
71	Choice Hotels International, Inc.	2,460
273	Darden Restaurants, Inc.	9,350
85	Gaylord Entertainment Co.*	2,415
35	IHOP Corp.*	1,641
655	International Game Technology	23,357
62	International Speedway Corp., Class A	2,752
123	Jack in the Box, Inc.*	3,022
217	Las Vegas Sands Corp.*	15,068
71	Life Time Fitness, Inc.*	2,841
642	Marriott International, Inc., Class A	21,128
2,390	McDonald’s Corp.	141,775
203	MGM Mirage*	9,990
88	Orient-Express Hotels Ltd., Class A	4,140
60	Panera Bread Co., Class A*	3,116
43	Papa John’s International, Inc.*	1,265
154	Penn National Gaming, Inc.*	7,149
54	PF Chang’s China Bistro, Inc.*	1,435
124	Pinnacle Entertainment, Inc.*	1,720
279	Royal Caribbean Cruises Ltd.	8,292
107	Ruby Tuesday, Inc.	800
144	Scientific Games Corp., Class A*	4,656
126	Sonic Corp.*	2,417
1,516	Starbucks Corp.*	27,576
366	Starwood Hotels & Resorts Worldwide, Inc.	17,714
96	Triarc Cos, Inc., Class B	675
64	Vail Resorts, Inc.*	3,187
181	Wendy’s International, Inc.	5,368
93	WMS Industries, Inc.*	3,445
371	Wyndham Worldwide Corp.	8,117
130	Wynn Resorts Ltd.	13,004
987	Yum! Brands, Inc.	39,184
		449,486
	Household Durables – 0.1%

101	American Greetings Corp., Class A	1,885

	Internet & Catalog Retail – 2.8%

619	Amazon.com, Inc.*	50,523
433	Expedia, Inc.*	10,500
400	IAC/InterActiveCorp*	9,020
1,201	Liberty Media Corp. - Interactive, Class A*	20,405
108	NetFlix, Inc.*	3,279
71	priceline.com, Inc.*	9,552
		103,279

Shares		Value
	Common Stocks(a) (continued)
	Internet Software & Services – 2.2%

292	CNET Networks, Inc.*	$3,343
2,433	eBay, Inc.*	73,014
207	Valueclick, Inc.*	4,163
		80,520
	Media – 23.6%

36	AH Belo Corp., Class A	342
59	Arbitron, Inc.	2,942
182	Belo Corp., Class A	1,740
477	Cablevision Systems Corp., Class A*	12,931
29	CBS Corp., Class A	624
1,213	CBS Corp., Class B	26,177
778	Charter Communications, Inc., Class A*	1,237
933	Clear Channel Communications, Inc.	32,674
3,974	Comcast Corp., Class A	89,415
1,968	Comcast Corp., Special, Class A	43,867
75	CTC Media, Inc.*	2,076
1,452	DIRECTV Group, Inc. (The)*	40,801
556	Discovery Holding Co., Class A*	14,562
436	DISH Network Corp., Class A*	15,308
141	DreamWorks Animation SKG, Inc., Class A*	4,451
58	Entercom Communications Corp., Class A	561
169	EW Scripps Co., Class A	7,960
477	Gannett Co., Inc.	13,742
107	Getty Images, Inc.*	3,582
97	Harte-Hanks, Inc.	1,314
301	Idearc, Inc.	1,210
973	Interpublic Group of Cos., Inc.*	9,701
100	John Wiley & Sons, Inc., Class A	4,725
140	Lamar Advertising Co., Class A*	5,859
84	Lee Enterprises, Inc.	571
354	Liberty Global, Inc., Class A*	12,691
344	Liberty Global, Inc., Class C*	11,620
1,022	Liberty Media Corp. - Entertainment, Class A*	27,594
155	Live Nation, Inc.*	2,348
118	McClatchy Co., Class A	1,038
683	McGraw-Hill Cos., Inc. (The)	28,338
41	Media General, Inc., Class A	625
80	Meredith Corp.	2,625
267	New York Times Co. (The), Class A	4,651
3,767	News Corp., Class A	67,618
903	News Corp., Class B	16,796
665	Omnicom Group, Inc.	32,592
146	R.H. Donnelley Corp.*	793
162	Regal Entertainment Group, Class A	2,846
68	Scholastic Corp.*	2,115
110	Sinclair Broadcast Group, Inc., Class A	987
2,750	Sirius Satellite Radio, Inc.*	6,930
324	Time Warner Cable, Inc., Class A*	9,688
7,503	Time Warner, Inc.	119,148
99	Valassis Communications, Inc.*	1,573
25	Viacom, Inc., Class A*	902
1,133	Viacom, Inc., Class B*	40,584
3,663	Walt Disney Co. (The)	123,077
12	Washington Post Co. (The), Class B	7,541
657	XM Satellite Radio Holdings, Inc., Class A*	6,984
		870,076
	Multiline Retail – 5.4%

112	99 Cents Only Stores*	937
188	Big Lots, Inc.*	5,839
128	Dillard’s, Inc., Class A	2,084
191	Dollar Tree, Inc.*	7,048
275	Family Dollar Stores, Inc.	5,885
77	Fred’s, Inc., Class A	966
404	JC Penney Co., Inc.	16,257
581	Kohl’s Corp.*	26,029
871	Macy’s, Inc.	20,617
390	Nordstrom, Inc.	13,642
260	Saks, Inc.*	3,593
155	Sears Holdings Corp.*	13,132
1,540	Target Corp.	82,174
		198,203
	Road & Rail – 0.2%

212	Avis Budget Group, Inc.*	2,951
277	Hertz Global Holdings, Inc.*	3,662
		6,613
	Software – 0.6%

93	Factset Research Systems, Inc.	6,018
203	NAVTEQ Corp.*	15,532
		21,550
	Specialty Retail – 13.8%

181	Abercrombie & Fitch Co., Class A	13,141
196	Advance Auto Parts, Inc.	7,899
139	Aeropostale, Inc.*	4,857
382	American Eagle Outfitters, Inc.	6,960
129	AnnTaylor Stores Corp.*	3,532
275	AutoNation, Inc.*	4,342
88	Autozone, Inc.*	11,137
102	Barnes & Noble, Inc.	3,112
544	Bed Bath & Beyond, Inc.*	17,332
707	Best Buy Co., Inc.	33,010
229	Blockbuster, Inc., Class A*	744
122	Borders Group, Inc.	749
91	Brown Shoe Co., Inc.	1,537
449	Carmax, Inc.*	8,827
61	Cato Corp. (The), Class A	958
242	Charming Shoppes, Inc.*	1,406
364	Chico’s FAS, Inc.*	2,770
49	Childrens Place Retail Stores, Inc. (The)*	1,687
74	Christopher & Banks Corp.	832
327	Circuit City Stores, Inc.	1,606
136	Collective Brands, Inc.*	1,541
174	Dick’s Sporting Goods, Inc.*	4,028
92	Dress Barn, Inc.*	1,423
325	Foot Locker, Inc.	4,748
312	GameStop Corp., Class A*	15,475
1,110	Gap, Inc. (The)	20,258
47	Genesco, Inc.*	1,348
47	Group 1 Automotive, Inc.	1,224
113	Guess?, Inc.	4,614
59	Gymboree Corp.*	2,722
3,487	Home Depot, Inc.	95,404
90	J. Crew Group, Inc.*	3,354
3,036	Lowe’s Cos., Inc.	72,864
626	Ltd Brands, Inc.	12,132
98	Men’s Wearhouse, Inc.	2,032
566	Office Depot, Inc.*	7,188
155	OfficeMax, Inc.	3,360
239	O’Reilly Automotive, Inc.*	6,250
146	Pacific Sunwear of California*	1,387
81	PEP Boys-Manny Moe & Jack	727
267	PetSmart, Inc.	6,258
167	Pier 1 Imports, Inc.*	1,204

Shares		Value
	Common Stocks(a) (continued)
272	RadioShack Corp.	$3,985
139	Rent-A-Center, Inc.*	2,916
281	Ross Stores, Inc.	10,290
175	Sally Beauty Holdings, Inc.*	1,319
1,468	Staples, Inc.	34,425
264	Tiffany & Co.	12,944
907	TJX Cos., Inc.	29,078
70	Tractor Supply Co.*	2,392
51	Tween Brands, Inc.*	1,013
244	Urban Outfitters, Inc.*	7,854
178	Williams-Sonoma, Inc.	4,525
93	Zale Corp.*	2,026
		508,746
	Textiles, Apparel & Luxury Goods – 0.2%

121	Polo Ralph Lauren Corp.	8,452
	Total Common Stock (Cost $3,635,038)	$3,208,088

Principal Amount
	Repurchase Agreements - 14.9%
$1,138	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $1,138(b)	$1,138
208,558	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $208,599(c)	208,558
3,458	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $3,459(d)	3,458
189,599	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $189,634(e)	189,599
1,021	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $1,021(f)	1,021
144,095	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $144,123(g)	144,095
	Total Repurchase Agreements (Cost $547,869)	547,869
	Total Investments (Cost $4,182,907) — 101.8%	$3,755,957
	Liabilities in excess of other assets — (1.8%)	(65,229)
	Net Assets — 100.0%	$3,690,728

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $1,160. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $212,730.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $3,527. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $193,390.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $1,042. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $146,977. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,589
Aggregate gross unrealized depreciation	(701,393)
Net unrealized depreciation	$(448,804)
Federal income tax cost of investments	$4,204,761

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap based on the Dow Jones U.S. Consumer Services Index	06/06/08	$270,000	$(1,245)

Equity Index Swap based on the Dow Jones U.S. Consumer Services Index	06/06/08	3,937,154	(20,959)

			$(22,204)

Schedule of Portfolio Investments May 31, 2008

Ultra Financials

Shares		Value
	Common Stocks(a) – 86.0%
	Capital Markets – 14.6%

11,675	Affiliated Managers Group, Inc.*	$1,196,688
89,817	Ameriprise Financial, Inc.	4,244,751
448,861	Bank of New York Mellon Corp. (The)	19,987,780
7,706	BlackRock, Inc.	1,733,773
371,211	Charles Schwab Corp. (The)	8,233,460
164,616	E*Trade Financial Corp.*	674,926
46,553	Eaton Vance Corp.	1,980,830
37,925	Federated Investors, Inc., Class B	1,396,019
63,423	Franklin Resources, Inc.	6,419,676
78,285	GLG Partners, Inc.	650,548
141,846	Goldman Sachs Group, Inc. (The)	25,023,053
167,456	Invesco Ltd.	4,660,300
17,164	Investment Technology Group, Inc.*	722,604
64,803	Janus Capital Group, Inc.	1,879,287
42,686	Jefferies Group, Inc.	768,348
38,283	Knight Capital Group, Inc., Class A*	681,820
20,266	Lazard Ltd., Class A	771,932
51,695	Legg Mason, Inc.	2,781,708
210,110	Lehman Brothers Holdings, Inc.	7,734,149
359,885	Merrill Lynch & Co., Inc.	15,806,149
38,360	MF Global Ltd.*	558,138
397,123	Morgan Stanley	17,564,750
76,654	Northern Trust Corp.	5,825,704
19,267	optionsXpress Holdings, Inc.	440,058
6,851	Piper Jaffray Cos.*	260,338
38,482	Raymond James Financial, Inc.	1,144,840
55,796	SEI Investments Co.	1,345,800
152,221	State Street Corp.	10,962,956
10,821	SWS Group, Inc.	199,972
104,183	T. Rowe Price Group, Inc.	6,034,279
95,345	TD Ameritrade Holding Corp.*	1,726,698
33,170	Waddell & Reed Financial, Inc., Class A	1,172,891
		154,584,225
	Commercial Banks – 14.0%

7,905	Amcore Financial, Inc.	77,469
46,956	Associated Banc-Corp.	1,282,368
30,481	Bancorpsouth, Inc.	721,485
19,153	Bank of Hawaii Corp.	1,036,177
217,322	BB&T Corp.	6,839,123
8,809	BOK Financial Corp.	512,948
19,805	Cathay General Bancorp	304,601
29,864	Citizens Republic Bancorp, Inc.	165,447
15,544	City National Corp.	752,330
76,577	Colonial BancGroup, Inc. (The)	469,417
59,483	Comerica, Inc.	2,211,578
26,777	Commerce Bancshares, Inc.	1,176,046
23,032	Cullen/Frost Bankers, Inc.	1,287,489
24,852	East West Bancorp, Inc.	329,041
193,095	Fifth Third Bancorp	3,610,877
30,460	First Bancorp/Puerto Rico	306,428
50,423	First Horizon National Corp.	483,557
19,152	First Midwest Bancorp, Inc./IL	499,867
29,520	FirstMerit Corp.	596,599
33,629	FNB Corp./PA	504,099
18,429	Frontier Financial Corp.	270,906
68,225	Fulton Financial Corp.	861,000
10,513	Hancock Holding Co.	467,723
144,499	Huntington Bancshares, Inc.	1,287,486
21,263	International Bancshares Corp.	538,804
147,388	Keycorp	2,869,644
30,892	M&T Bank Corp.	2,677,101
98,628	Marshall & Ilsley Corp.	2,292,115
224,049	National City Corp.	1,308,446
26,102	Old National Bancorp	456,263
18,178	Pacific Capital Bancorp N.A.	362,469
10,393	PacWest Bancorp	219,084
4,618	Park National Corp.	327,416
133,953	PNC Financial Services Group, Inc.	8,606,480
100,525	Popular, Inc.	1,095,723
17,177	Prosperity Bancshares, Inc.	548,633
12,619	Provident Bankshares Corp.	120,638
274,177	Regions Financial Corp.	4,885,834
28,730	South Financial Group, Inc. (The)	158,302
28,877	Sterling Bancshares, Inc./TX	295,123
20,106	Sterling Financial Corp.	178,541
137,725	SunTrust Banks, Inc.	7,190,622
35,152	Susquehanna Bancshares, Inc.	676,676
13,162	SVB Financial Group*	674,553
107,998	Synovus Financial Corp.	1,240,897
47,173	TCF Financial Corp.	779,298
19,957	Trustmark Corp.	398,342
680,776	U.S. Bancorp	22,594,955
40,980	UCBH Holdings, Inc.	199,982
23,704	Umpqua Holdings Corp.	330,434
21,047	UnionBanCal Corp.	1,053,613
17,048	United Bankshares, Inc.	483,993
18,850	United Community Banks, Inc./GA	197,171
50,127	Valley National Bancorp	882,736
782,946	Wachovia Corp.	18,634,115
20,788	Webster Financial Corp.	539,864
1,259,252	Wells Fargo & Co.	34,717,578
11,623	Westamerica Bancorporation	645,077
26,704	Whitney Holding Corp.	606,715
26,870	Wilmington Trust Corp.	885,098
9,330	Wintrust Financial Corp.	290,909
42,146	Zions Bancorporation	1,816,071
		147,833,376
	Commercial Services & Supplies – 0.2%

51,002	Equifax, Inc.	1,946,236
	Consumer Finance – 3.2%

403,893	American Express Co.	18,720,441
45,093	AmeriCredit Corp.*	612,814
147,129	Capital One Financial Corp.	7,079,848
12,632	CompuCredit Corp.*	115,962
171,958	Discover Financial Services	2,949,080
25,106	First Marblehead Corp. (The)	82,599
202,864	SLM Corp.*	4,598,927
		34,159,671
	Diversified Financial Services – 18.1%

1,773,713	Bank of America Corp.	60,323,979
110,688	CIT Group, Inc.	1,106,880
2,052,945	Citigroup, Inc.	44,938,966
20,998	CME Group, Inc.	9,035,439
27,669	IntercontinentalExchange, Inc.*	3,823,856
1,334,220	JPMorgan Chase & Co.	57,371,460
86,735	Moody’s Corp.	3,216,134
54,749	Nasdaq OMX Group (The)*	1,917,857
34,452	Nymex Holdings, Inc.	3,128,931
88,612	NYSE Euronext	5,664,079
		190,527,581

Shares		Value
	Common Stocks(a) (continued)
	Insurance – 20.3%

128,194	ACE Ltd.	$7,700,614
193,448	Aflac, Inc.	12,986,164
2,048	Alleghany Corp.*	769,024
19,093	Allied World Assurance Co. Holdings Ltd.	870,641
220,958	Allstate Corp. (The)	11,255,601
113,071	AMBAC Financial Group, Inc.	353,912
26,804	American Financial Group, Inc.	799,295
878,551	American International Group, Inc.	31,627,836
6,083	American National Insurance	670,772
106,214	AON Corp.	5,012,239
17,193	Arch Capital Group Ltd.*	1,209,700
36,302	Arthur J. Gallagher & Co.	926,790
29,331	Aspen Insurance Holdings Ltd.	749,700
38,941	Assurant, Inc.	2,649,156
23,842	Assured Guaranty Ltd.	550,750
55,274	Axis Capital Holdings Ltd.	1,937,354
44,760	Brown & Brown, Inc.	871,477
146,080	Chubb Corp.	7,853,261
61,001	Cincinnati Financial Corp.	2,136,255
21,652	Commerce Group, Inc.	796,144
74,462	Conseco, Inc.*	868,972
16,897	Delphi Financial Group, Inc., Class A	488,154
21,243	Endurance Specialty Holdings Ltd.	715,039
17,260	Erie Indemnity Co., Class A	883,539
24,894	Everest Re Group Ltd.	2,183,702
85,070	Fidelity National Financial, Inc., Class A	1,454,697
31,838	First American Corp.	1,068,802
170,501	Genworth Financial, Inc., Class A	3,768,072
20,086	Hanover Insurance Group, Inc. (The)	925,965
124,613	Hartford Financial Services Group, Inc.	8,856,246
45,203	HCC Insurance Holdings, Inc.	1,078,544
14,398	Hilb Rogal & Hobbs Co.	445,762
16,543	Horace Mann Educators Corp.	269,485
23,862	IPC Holdings Ltd.	677,681
106,998	Lincoln National Corp.	5,902,010
176,657	Loews Corp.	8,756,888
3,901	Markel Corp.*	1,578,540
204,969	Marsh & McLennan Cos., Inc.	5,581,306
19,277	Max Capital Group Ltd.	464,961
88,183	MBIA, Inc.	613,754
10,410	Mercury General Corp.	529,453
170,838	MetLife, Inc.	10,255,405
37,587	Montpelier Re Holdings Ltd.	630,334
15,292	National Financial Partners Corp.	373,431
18,507	Nationwide Financial Services	944,412
91,069	Old Republic International Corp.	1,370,588
21,940	PartnerRe Ltd.	1,616,759
23,692	Philadelphia Consolidated Holding Co.*	882,527
42,411	Phoenix Cos, Inc. (The)	429,623
22,657	Platinum Underwriters Holdings Ltd.	803,644
101,986	Principal Financial Group, Inc.	5,495,006
11,790	ProAssurance Corp.*	604,002
250,214	Progressive Corp. (The)	5,019,293
27,523	Protective Life Corp.	1,155,416
175,053	Prudential Financial, Inc.	13,076,459
11,532	Reinsurance Group of America, Inc.	592,975
24,057	RenaissanceRe Holdings Ltd.	1,254,813
8,339	RLI Corp.	426,456
35,370	Safeco Corp.	2,369,790
21,077	Selective Insurance Group	461,165
19,423	StanCorp Financial Group, Inc.	1,068,071
36,507	Torchmark Corp.	2,314,909
10,415	Transatlantic Holdings, Inc.	673,330
244,656	Travelers Cos., Inc. (The)	12,186,315
18,463	Unitrin, Inc.	639,743
142,318	Unum Group	3,427,017
3,017	White Mountains Insurance Group Ltd.	1,439,109
43,155	Willis Group Holdings Ltd.	1,546,244
61,024	WR Berkley Corp.	1,653,140
70,440	XL Capital Ltd., Class A	2,459,060
14,593	Zenith National Insurance Corp.	588,828
		214,596,121
	IT Services – 0.8%

28,274	Mastercard, Inc., Class A	8,726,770
1	Metavante Technologies, Inc.*	25
32,845	MoneyGram International, Inc.	44,669
		8,771,464
	Real Estate Investment Trusts (REITs) – 10.8%

12,533	Alexandria Real Estate Equities, Inc.	1,307,192
39,051	AMB Property Corp.	2,301,666
205,423	Annaly Capital Management, Inc.	3,658,584
37,583	Apartment Investment & Management Co., Class A	1,487,159
30,601	AvalonBay Communities, Inc.	3,096,821
26,016	BioMed Realty Trust, Inc.	683,701
46,889	Boston Properties, Inc.	4,582,931
34,430	Brandywine Realty Trust	646,251
20,284	BRE Properties, Inc.	982,963
20,847	Camden Property Trust	1,026,923
69,860	CapitalSource, Inc.	1,073,050
25,788	CBL & Associates Properties, Inc.	678,482
18,260	Colonial Properties Trust	439,153
18,803	Corporate Office Properties Trust SBI MD	712,822
16,294	Cousins Properties, Inc.	431,302
66,275	DCT Industrial Trust, Inc.	646,181
47,033	Developers Diversified Realty Corp.	1,866,269
37,590	DiamondRock Hospitality Co.	515,359
23,269	Digital Realty Trust, Inc.	984,279
42,395	Douglas Emmett, Inc.	1,038,678
57,397	Duke Realty Corp.	1,473,955
11,179	Entertainment Properties Trust	615,404
8,828	Equity Lifestyle Properties, Inc.	438,663
106,935	Equity Residential	4,522,281

Shares		Value
	Common Stocks(a) (continued)
9,823	Essex Property Trust, Inc.	$1,173,554
23,278	Federal Realty Investment Trust	1,876,672
24,740	FelCor Lodging Trust, Inc.	367,636
17,195	First Industrial Realty Trust, Inc.	538,719
25,121	Franklin Street Properties Corp.	371,037
54,654	Friedman Billings Ramsey Group, Inc., Class A	104,936
90,843	General Growth Properties, Inc.	3,775,435
85,225	HCP, Inc.	2,919,809
34,771	Health Care REIT, Inc.	1,679,439
20,013	Healthcare Realty Trust, Inc.	531,345
22,268	Highwoods Properties, Inc.	801,648
12,750	Home Properties, Inc.	652,800
37,075	Hospitality Properties Trust	1,149,325
205,442	Host Hotels & Resorts, Inc.	3,531,548
88,897	HRPT Properties Trust	692,508
52,753	iStar Financial, Inc.	1,008,637
12,685	Kilroy Realty Corp.	691,586
86,379	Kimco Realty Corp.	3,399,014
15,748	LaSalle Hotel Properties	516,849
23,847	Lexington Realty Trust	371,775
36,167	Liberty Property Trust	1,283,929
28,621	Macerich Co. (The)	2,047,260
25,875	Mack-Cali Realty Corp.	999,810
14,291	Maguire Properties, Inc.	224,512
9,876	Mid-America Apartment Communities, Inc.	552,858
28,079	National Retail Properties, Inc.	637,674
37,763	Nationwide Health Properties, Inc.	1,288,851
20,868	Newcastle Investment Corp.	207,011
15,283	Pennsylvania Real Estate Investment Trust	410,349
67,920	Plum Creek Timber Co., Inc.	3,168,468
17,208	Post Properties, Inc.	611,056
15,361	Potlatch Corp.	742,551
101,131	Prologis	6,263,043
50,686	Public Storage	4,466,957
24,006	RAIT Financial Trust	213,653
30,544	Rayonier, Inc.	1,449,618
39,911	Realty Income Corp.	977,820
12,129	Redwood Trust, Inc.	409,354
27,617	Regency Centers Corp.	1,836,254
37,465	Senior Housing Properties Trust	832,098
88,047	Simon Property Group, Inc.	8,748,350
23,224	SL Green Realty Corp.	2,315,433
29,408	Strategic Hotels & Resorts, Inc.	404,360
23,673	Sunstone Hotel Investors, Inc.	455,705
20,827	Taubman Centers, Inc.	1,119,451
52,826	UDR, Inc.	1,306,915
54,310	Ventas, Inc.	2,588,415
56,109	Vornado Realty Trust	5,483,533
18,336	Washington Real Estate Investment Trust	617,740
30,640	Weingarten Realty Investors	1,057,080
		114,084,449
	Real Estate Management & Development – 0.7%

80,218	Brookfield Properties Corp.	1,613,184
80,207	CB Richard Ellis Group, Inc., Class A*	1,801,449
25,580	Forest City Enterprises, Inc., Class A	1,023,200
12,758	Forestar Real Estate Group, Inc.*	318,950
12,490	Jones Lang LaSalle, Inc.	881,045
36,208	St. Joe Co. (The)	1,389,663
		7,027,491
	Thrifts & Mortgage Finance – 3.3%

7,578	Anchor Bancorp Wisconsin, Inc.	106,319
35,084	Astoria Financial Corp.	837,104
227,001	Countrywide Financial Corp.	1,194,025
12,205	Dime Community Bancshares	221,887
8,297	Downey Financial Corp.	55,756
385,607	Fannie Mae	10,419,101
41,435	First Niagara Financial Group, Inc.	587,134
5,479	FirstFed Financial Corp.*	80,760
254,648	Freddie Mac	6,473,152
12,758	Guaranty Financial Group, Inc.*	80,375
190,080	Hudson City Bancorp, Inc.	3,383,424
31,692	IndyMac Bancorp, Inc.	59,898
32,856	MGIC Investment Corp.	394,929
127,487	New York Community Bancorp, Inc.	2,616,033
40,056	NewAlliance Bancshares, Inc.	536,750
66,695	People’s United Financial, Inc.	1,102,468
32,095	PMI Group, Inc. (The)	191,286
22,065	Provident Financial Services, Inc.	347,082
31,670	Radian Group, Inc.	181,469
191,562	Sovereign Bancorp, Inc.	1,750,877
29,396	Trustco Bank Corp. NY	257,509
34,219	Washington Federal, Inc.	766,163
340,779	Washington Mutual, Inc.	3,073,827
		34,717,328
	Total Common Stock (Cost $960,687,025)	$908,247,942

No. of Rights
	Rights(a) - 0.0%
	Thrifts & Mortgage Finance- 0.0%

12,495	Guaranty Financial Group, Inc.*	—

	Total Rights (Cost $–)	$—

Principal Amount
	Repurchase Agreements - 19.2%
$420,950	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $421,025 (b)	$420,950
1,279,658	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $1,279,882(d)	1,279,658
77,174,247	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $77,189,360(c)	77,174,247
70,158,406	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $70,171,385(e)	70,158,406

377,973	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $378,045(f)	377,973
53,320,388	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $53,330,608(g)	53,320,388
	Total Repurchase Agreements (Cost $202,731,622)	202,731,622
	Total Investments (Cost $1,163,418,647) — 105.2%	1,110,979,564
	Liabilities in excess of other assets — (5.2)%	(55,337,677)
	Net Assets — 100.0%	$1,055,641,887

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $429,370. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $78,717,904.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $1,305,282. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $71,561,595.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $385,556. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $54,386,860. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,985,968
Aggregate gross unrealized depreciation	(80,113,772)
Net unrealized depreciation	$(60,127,804)
Federal income tax cost of investments	$1,171,107,368

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	06/06/08	$1,463,821	$(121,284)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	06/06/08	279,279,321	(26,672,649)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	06/06/08	1,026,180,642	(71,267,783)

			$(98,061,716)

Schedule of Portfolio Investments May 31, 2008

Ultra Industrials

Shares		Value
	Common Stocks(a) – 85.9%
	Aerospace & Defense – 15.1%

179	AAR Corp.*	$3,451
155	Alliant Techsystems, Inc.*	16,827
435	BE Aerospace, Inc.*	15,203
3,227	Boeing Co.	267,099
119	Ceradyne, Inc.*	5,132
209	Curtiss-Wright Corp.	10,766
194	DRS Technologies, Inc.	15,283
138	Esterline Technologies Corp.*	8,546
1,588	General Dynamics Corp.	146,334
589	Goodrich Corp.	38,173
445	Hexcel Corp.*	11,775
3,234	Honeywell International, Inc.	192,811
578	L-3 Communications Holdings, Inc.	62,071
1,535	Lockheed Martin Corp.	167,990
182	Moog, Inc., Class A*	8,252
1,489	Northrop Grumman Corp.	112,360
282	Orbital Sciences Corp.*	7,321
648	Precision Castparts Corp.	78,278
2,028	Raytheon Co.	129,508
770	Rockwell Collins, Inc.	47,255
484	Spirit Aerosystems Holdings, Inc., Class A*	14,438
293	Taser International, Inc.*	2,060
154	Teledyne Technologies, Inc.*	8,575
4,277	United Technologies Corp.	303,838
		1,673,346
	Air Freight & Logistics – 4.2%

802	CH Robinson Worldwide, Inc.	51,729
1,007	Expeditors International of Washington, Inc.	47,410
1,347	FedEx Corp.	123,533
139	Forward Air Corp.	5,150
163	Pacer International, Inc.	3,661
3,222	United Parcel Service, Inc., Class B	228,826
421	UTi Worldwide, Inc.	10,003
		470,312
	Building Products – 1.0%

285	Lennox International, Inc.	9,183
1,723	Masco Corp.	31,944
95	NCI Building Systems, Inc.*	2,968
418	Owens Corning, Inc.*	10,797
175	Quanex Building Products Corp.*	3,080
178	Simpson Manufacturing Co., Inc.	4,696
820	Trane, Inc.	38,064
342	USG Corp.*	11,645
		112,377
	Chemicals – 0.1%

682	Nalco Holding Co.	16,586

	Commercial Services & Supplies – 3.8%

110	Administaff, Inc.	3,071
1,351	Allied Waste Industries, Inc.*	18,198
126	Bowne & Co., Inc.	1,937
174	Brink’s Co. (The)	12,612
321	ChoicePoint, Inc.*	15,626
627	Cintas Corp.	18,509
168	Corporate Executive Board Co. (The)	7,589
577	Corrections Corp. of America*	14,875
506	Covanta Holding Corp.*	14,153
242	Deluxe Corp.	5,452
227	FTI Consulting, Inc.*	13,634
94	G&K Services, Inc., Class A	3,289
377	Manpower, Inc.	23,751
105	Mine Safety Appliances Co.	4,330
531	Monster Worldwide, Inc.*	13,110
476	MPS Group, Inc.*	5,464
225	Navigant Consulting, Inc.*	4,534
1,014	R.R. Donnelley & Sons Co.	33,290
765	Republic Services, Inc.	25,191
229	Resources Connection, Inc.	4,811
750	Robert Half International, Inc.	18,435
267	Spherion Corp.*	1,343
417	Stericycle, Inc.*	24,311
189	TeleTech Holdings, Inc.*	4,884
274	Tetra Tech, Inc.*	7,245
208	TrueBlue, Inc.*	3,028
118	United Stationers, Inc.*	4,996
92	Viad Corp.	3,034
323	Waste Connections, Inc.*	10,604
2,340	Waste Management, Inc.	88,756
200	Watson Wyatt Worldwide, Inc., Class A	11,714
		421,776
	Communications Equipment – 0.2%

82	Black Box Corp.	2,353
313	CommScope, Inc.*	17,168
615	Powerwave Technologies, Inc.*	2,478
		21,999
	Construction & Engineering – 2.7%

349	Aecom Technology Corp.*	11,241
301	EMCOR Group, Inc.*	8,834
415	Fluor Corp.	77,418
679	Foster Wheeler Ltd.*	51,719
163	Granite Construction, Inc.	5,961
128	Insituform Technologies, Inc., Class A*	2,360
567	Jacobs Engineering Group, Inc.*	53,740
792	KBR, Inc.	27,490
800	Quanta Services, Inc.*	25,632
363	Shaw Group, Inc. (The)*	22,143
377	URS Corp.*	18,024
		304,562
	Construction Materials – 0.7%

208	Eagle Materials, Inc.	7,457
199	Headwaters, Inc.*	2,163
195	Martin Marietta Materials, Inc.	22,755
129	Texas Industries, Inc.	9,404
426	Vulcan Materials Co.	32,772
		74,551
	Containers & Packaging – 1.8%

302	Aptargroup, Inc.	13,505
461	Ball Corp.	25,032
475	Bemis Co., Inc.	12,635
755	Crown Holdings, Inc.*	21,782
112	Greif, Inc., Class A	7,508
691	Owens-Illinois, Inc.*	39,539
440	Packaging Corp. of America	11,458
616	Pactiv Corp.*	15,172
762	Sealed Air Corp.	18,562
1,199	Smurfit-Stone Container Corp.*	8,069
470	Sonoco Products Co.	16,271
463	Temple-Inland, Inc.	6,746
		196,279
	Diversified Financial Services – 0.0%

255	PHH Corp.*	4,802

Shares		Value
	Common Stocks(a) (continued)
	Electrical Equipment – 4.3%

196	Acuity Brands, Inc.	$10,437
501	Ametek, Inc.	25,701
199	Baldor Electric Co.	7,005
213	Belden, Inc.	8,923
237	Brady Corp., Class A	9,174
833	Cooper Industries Ltd., Class A	38,843
3,742	Emerson Electric Co.	217,710
189	Energy Conversion Devices, Inc.*	11,998
247	General Cable Corp.*	17,488
493	GrafTech International Ltd.*	13,015
234	Hubbell, Inc., Class B	10,944
151	Regal-Beloit Corp.	7,022
630	Rockwell Automation, Inc.	36,887
417	Roper Industries, Inc.	27,122
174	SunPower Corp., Class A*	14,251
277	Thomas & Betts Corp.*	11,764
274	Woodward Governor Co.	11,034
		479,318
	Electronic Equipment & Instruments – 4.2%

1,754	Agilent Technologies, Inc.*	65,582
841	Amphenol Corp., Class A	39,216
152	Anixter International, Inc.*	9,882
585	Arrow Electronics, Inc.*	17,936
706	Avnet, Inc.*	20,841
243	AVX Corp.	3,237
341	Benchmark Electronics, Inc.*	6,060
188	Checkpoint Systems, Inc.*	4,882
187	Cognex Corp.	5,210
170	CTS Corp.	1,850
122	Electro Scientific Industries, Inc.*	1,928
3,912	Flextronics International Ltd.*	41,898
642	Flir Systems, Inc.*	25,308
145	Itron, Inc.*	14,149
866	Jabil Circuit, Inc.	11,016
396	Kemet Corp.*	1,596
106	Littelfuse, Inc.*	4,006
177	Methode Electronics, Inc.	2,025
170	Mettler Toledo International, Inc.*	17,629
317	Molex, Inc.	8,825
349	Molex, Inc., Class A	9,231
276	National Instruments Corp.	8,766
164	Newport Corp.*	2,194
156	Orbotech Ltd.*	2,672
87	Park Electrochemical Corp.	2,571
218	Plexus Corp.*	6,154
2,514	Sanmina-SCI Corp.*	3,771
191	Technitrol, Inc.	3,810
568	Trimble Navigation Ltd.*	22,629
2,303	Tyco Electronics Ltd.	92,396
813	Vishay Intertechnology, Inc.*	8,195
		465,465
	Health Care Equipment & Supplies – 0.1%

156	West Pharmaceutical Services, Inc.	7,399

	Health Care Technology – 0.3%

857	HLTH Corp.*	10,224
866	IMS Health, Inc.	20,992
		31,216
	Household Durables – 0.5%

721	Fortune Brands, Inc.	50,095

	Industrial Conglomerates – 17.8%

3,066	3M Co.	237,799
288	Carlisle Cos., Inc.	9,628
47,178	General Electric Co.	1,449,308
1,060	McDermott International, Inc.*	65,752
184	Teleflex, Inc.	10,909
1,180	Textron, Inc.	73,809
2,291	Tyco International Ltd.	103,530
246	Walter Industries, Inc.	22,937
		1,973,672
	Internet Software & Services – 0.1%

193	VistaPrint Ltd.*	6,045

	IT Services – 5.6%

2,827	Accenture Ltd., Class A	115,398
313	Acxiom Corp.	4,592
422	Affiliated Computer Services, Inc., Class A*	22,872
372	Alliance Data Systems Corp.*	22,335
2,509	Automatic Data Processing, Inc.	108,012
982	BearingPoint, Inc.*	1,336
652	Broadridge Financial Solutions, Inc.	14,696
615	Convergys Corp.*	9,920
910	Fidelity National Information Services, Inc.	36,655
780	Fiserv, Inc.*	40,841
68	Forrester Research, Inc.*	2,054
373	Global Payments, Inc.	17,613
452	Hewitt Associates, Inc., Class A*	17,700
860	Iron Mountain, Inc.*	25,826
526	Metavante Technologies, Inc.*	13,392
366	NeuStar, Inc., Class A*	8,561
1,531	Paychex, Inc.	52,896
930	Total System Services, Inc.	22,804
3,548	Western Union Co. (The)	83,875
		621,378
	Life Sciences Tools & Services – 0.2%

89	Dionex Corp.*	6,490
560	PerkinElmer, Inc.	15,837
		22,327
	Machinery – 14.4%

262	Actuant Corp., Class A	9,566
432	AGCO Corp.*	26,106
124	Albany International Corp., Class A	4,292
81	Astec Industries, Inc.*	3,152
346	Bucyrus International, Inc.	24,490
2,948	Caterpillar, Inc.	243,623
241	Clarcor, Inc.	10,464
247	Crane Co.	11,276
863	Cummins, Inc.	60,772
1,165	Danaher Corp.	91,080
2,058	Deere & Co.	167,398
330	Donaldson Co., Inc.	16,988
907	Dover Corp.	49,051
775	Eaton Corp.	74,927
122	ESCO Technologies, Inc.*	6,284
270	Flowserve Corp.	37,400
247	Gardner Denver, Inc.*	13,106
297	Graco, Inc.	12,005
397	Harsco Corp.	25,138
380	IDEX Corp.	14,759
2,138	Illinois Tool Works, Inc.	114,811
1,287	Ingersoll-Rand Co., Ltd., Class A	56,679
857	ITT Corp.	56,562
510	Joy Global, Inc.	42,957

Shares		Value
	Common Stocks(a) (continued)
133	Kaydon Corp.	$8,128
365	Kennametal, Inc.	14,107
192	Lincoln Electric Holdings, Inc.	15,836
613	Manitowoc Co., Inc. (The)	23,846
175	Mueller Industries, Inc.	6,263
406	Mueller Water Products, Inc., Class B	4,019
145	Nordson Corp.	10,418
351	Oshkosh Corp.	14,184
1,740	PACCAR, Inc.	92,899
578	Pall Corp.	23,588
795	Parker Hannifin Corp.	67,313
471	Pentair, Inc.	17,630
248	SPX Corp.	32,954
480	Terex Corp.*	34,248
358	Timken Co.	13,114
181	Toro Co.	7,073
377	Trinity Industries, Inc.	15,400
88	Valmont Industries, Inc.	10,106
229	Wabtec Corp.	10,665
		1,594,677
	Marine – 0.2%

203	Alexander & Baldwin, Inc.	10,448
184	American Commercial Lines, Inc.*	2,823
249	Kirby Corp.*	13,859
		27,130
	Multi-Utilities – 0.2%

795	MDU Resources Group, Inc.	26,259

	Office Electronics – 0.1%

321	Zebra Technologies Corp., Class A*	12,070

	Oil, Gas & Consumable Fuels – 0.3%

123	General Maritime Corp.	3,472
133	Overseas Shipholding Group, Inc.	10,515
202	Teekay Corp.	10,157
135	World Fuel Services Corp.	3,252
		27,396
	Paper & Forest Products – 0.2%

492	Louisiana-Pacific Corp.	5,973
821	MeadWestvaco Corp.	21,124
		27,097
	Road & Rail – 6.5%

106	Arkansas Best Corp.	3,939
1,475	Burlington Northern Santa Fe Corp.	166,749
213	Con-way, Inc.	10,397
1,906	CSX Corp.	131,628
148	Genesee & Wyoming, Inc., Class A*	6,041
395	JB Hunt Transport Services, Inc.	13,762
363	Kansas City Southern*	18,135
254	Landstar System, Inc.	14,153
1,778	Norfolk Southern Corp.	119,802
143	Old Dominion Freight Line, Inc.*	4,316
274	Ryder System, Inc.	20,120
2,482	Union Pacific Corp.	204,293
242	Werner Enterprises, Inc.	4,583
274	YRC Worldwide, Inc.*	4,784
		722,702
	Semiconductors & Semiconductor Equipment – 0.0%

139	Veeco Instruments, Inc.*	2,673

	Specialty Retail – 0.3%

488	Sherwin-Williams Co. (The)	27,401

	Trading Companies & Distributors – 1.0%

657	Fastenal Co.	32,482
199	GATX Corp.	9,813
116	Kaman Corp.	3,004
225	MSC Industrial Direct Co., Class A	12,263
369	United Rentals, Inc.*	7,598
115	Watsco, Inc.	5,347
209	WESCO International, Inc.*	9,261
316	WW Grainger, Inc.	28,838
		108,606
	Total Common Stock (Cost $9,308,224)	$9,529,516

Principal Amount		Value
	Repurchase Agreements - 19.2%
$4,411	Bank of America Corp., 2.15%, dated 05/30/08, due 06/02/08, total to be received $4,412(b)	$4,411
808,670	Credit Suisse First Boston Corp., 2.35%, dated 05/30/08, due 06/02/08, total to be received $808,828(c)	808,670
13,409	Credit Suisse First Boston Corp., 2.10%, dated 05/30/08, due 06/02/08, total to be received $13,411(d)	13,409
735,154	JPMorgan Chase & Co., 2.22%, dated 05/30/08, due 06/02/08, total to be received $735,290(e)	735,154
3,961	Lehman Brothers Holdings, Inc., 2.30%, dated 05/30/08, due 06/02/08, total to be received $3,962(f)	3,961
558,717	UBS Warburg LLC, 2.30%, dated 05/30/08, due 06/02/08, total to be received $558,824(g)	558,717
	Total Repurchase Agreements (Cost $2,124,322)	2,124,322
	Total Investments (Cost $11,432,546) — 105.1%	$11,653,838
	Liabilities in excess of other assets — (5.1%)	(561,762)
	Net Assets — 100.0%	$11,092,076

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Note, 2.13%, due 1/31/10, which had a total value of $4,499. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 3.25%, due 4/28/09 to 12/10/10; Federal Home Loan Mortgage Corp., 0% to 5.13%, due 6/6/08 to 11/17/15; Federal National Mortgage Association, 2.60% to 6.25%, due 6/30/08 to 6/19/28, which had a total value of $824,845.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. Treasury Bill, 0%, due 10/16/08, which had a total value of $13,677. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 4.88%, due 6/2/08 to 5/17/17; Federal Home Loan Mortgage Corp., 0% to 5.35%, due 6/2/08 to 1/15/15; Federal National Mortgage Association, 0% to 7.13%, due 6/4/08 to 12/4/17, which had a total value of $749,858.  The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.13%, due 10/15/19, which had a total value of $4,040. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 2.32% to 5.38%, due 3/30/09 to 5/14/10; Federal Home Loan Mortgage Corp., 2.27% to 7.00%, due 9/15/08 to 5/21/18; Federal National Mortgage Association, 2.50% to 6.38%, due 6/15/08 to 8/24/27, which had a total value of $569,892. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$939,602
Aggregate gross unrealized depreciation	(753,384)
Net unrealized appreciation	$186,218
Federal income tax cost of investments	$11,467,620

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	06/06/08	$1,513,543	$8,723

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	06/06/08	2,387,637	2,169

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/06/08	9,200,000	(538,564)

			$(527,672)

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.
Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:

/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 29, 2008

By:

/s/ Simon D. Collier
Simon D. Collier
Treasurer
July 29, 2008